As filed via EDGAR with the Securities and Exchange Commission on March 7, 1996
                                                               File No. 811-5151
                                                       Registration No. 33-14196
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               ------------------


                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           |X|

                         Pre-Effective Amendment No.                         |_|

                       Post-Effective Amendment No. 34                       |X|

                                       and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        |X|

                       Post-Effective Amendment No. 73                       |X|
                       -------------------------------
                                MUTUAL FUND GROUP
               (Exact Name of Registrant as Specified in Charter)

                              125 West 55th Street
                            New York, New York 10019
               --------------------------------------------------
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 492-1600

                            Copies to:
George Martinez, Esq.       Carl Frischling, Esq.      Molly Sheehan, Esq.        Gary S. Schpero, Esq.
BISYS Fund Services, Inc.   Kramer, Levin, et. al.     Chemical Bank              Simpson Thacher & Bartlett
3435 Stelzer Road           919 Third Avenue           270 Park Avenue            425 Lexington Avenue
Columbus, Ohio  43219       New York, New York 10022   New York, New York 10017   New York, New York 10017
------------------------------------------------------------------------------------------------------------

(Name and Address of Agent for Service)


It is proposed that this filing will become effective:

     |_| immediately upon filing pursuant to    |_| on (          ) pursuant to
         paragraph (b)                              paragraph (b)
     |_| 60 days after filing pursuant to       |X| on May 6, 1996 pursuant to
         paragraph (a)(1)                           paragraph (a)(1)
     |_| 75 days after filing pursuant to       |_| on (          ) pursuant to
         paragraph (a)(2)                           paragraph (a)(2) rule 485.

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               ------------------

The Registrant has registered an indefinite number or amount of its shares of common stock for each of its series under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940 on July 18, 1994 and Registrant's Rule 24f-2 Notice was filed on November 27, 1995.

The Trustees of the Hub Portfolios have also executed this registration statement.

                              CROSS-REFERENCE SHEET


                  (Pursuant to Rule 404 showing location in each form of Prospectus of the responses to the Items in Part A and location in each form of Prospectus and the Statement of Additional Information of the responses to the Items in Part B of Form N-1A).


                      VISTA(SM) U.S. TREASURY INCOME FUND
                            VISTA(SM) BALANCED FUND
                          VISTA(SM) EQUITY INCOME FUND
                        VISTA(SM) GROWTH AND INCOME FUND
                         VISTA(SM) CAPITAL GROWTH FUND
                        VISTA(SM) LARGE CAP EQUITY FUND
                              VISTA(SM) BOND FUND
                         VISTA(SM) SHORT-TERM BOND FUND
                       VISTA(SM) GLOBAL FIXED INCOME FUND
                      VISTA(SM) INTERNATIONAL EQUITY FUND
                        VISTA(SM) SMALL CAP EQUITY FUND
                   VISTA(SM) U.S. GOVERNMENT SECURITIES FUND
                         VISTA(SM) AMERICAN VALUE FUND
                        VISTA(SM) SOUTHEAST ASIAN FUND
                             VISTA(SM) JAPAN FUND
                            VISTA(SM) EUROPEAN FUND





Item Number
 Form N-1A,                                                           Statement of Additional
   Part A           Prospectus Caption                                  Information Caption
-----------         ------------------                                -----------------------

                    Captions apply to all Prospectuses except where indicated in parenthesis. Parenthesis indicate captions for Institutional Shares Prospectuses

     1              Front Cover Page                                            *

     2(a)           Expense Summary                                             *

      (b)           Not Applicable                                              *

     3(a)           Financial Highlights                                        *

      (b)           Not Applicable                                              *

      (c)           Performance Information                                     *


     4(a)(b)        Other Information                                           *
                    Concerning the Fund;
                    Fund Objective; Investment
                    Policies; Organization and
                    Description of Shares

      (c)           Fund Objective; Investment                                  *
                    Policies

      (d)           Not Applicable                                              *

     5(a)           Management                                                  *

      (b)           Management                                                  *

      (c)(d)        Management; Other Information Concerning the Fund           *

Item Number
 Form N-1A,                                                           Statement of Additional
   Part A           Prospectus Caption                                  Information Caption
-----------         ------------------                                -----------------------

      (e)           Other Information Concerning                                *
                    the Fund; Back Cover Page

      (f)           Other Information Concerning                                *
                    the Fund

      (g)           Not Applicable                                              *

     5A             Not Applicable                                              *

     6(a)           Other Information Concerning                                *
                    the Fund

      (b)           Not Applicable                                              *

      (c)           Not Applicable                                              *

      (d)           Not Applicable                                              *

      (e)(f)        About Your Investment; How to Buy, Sell                     *
                    and Exchange Shares (How to Purchase, Redeem
                    and Exchange Shares); How Distributions Are
                    Made; Tax Information; Other Information
                    Concerning the Fund; Make the Most of Your
                    Vista Privileges.

      (f)           How Distributions are Made;                                 *
                    Tax Information

      (g)           How Distributions are Made;                            Tax Matters
                    Tax Information

      (h)           About Your Investment; How to Buy,                          *
                    Sell and Exchange Shares (How to
                    Purchase, Redeem and Exchange Shares);
                    Other Information Concerning the Fund

     7(a)           How to Buy, Sell and Exchange                               *
                    Shares (How to Purchase, Redeem
                    and Exchange Shares)

      (b)           How the Fund Values its Shares;                             *
                    How to Buy, Sell and Exchange
                    Shares (How to Purchase, Redeem
                    and Exchange Shares)

      (c)           Not Applicable                                              *

      (d)           How to Buy, Sell and Exchange                               *
                    Shares (How to Purchase, Redeem and
                    Exchange Shares)


Item Number
 Form N-1A,                                                           Statement of Additional
   Part A           Prospectus Caption                                  Information Caption
-----------         ------------------                                -----------------------

      (e)           Management; Other Information                               *
                    Concerning the Fund

      (f)           Other Information Concerning the                            *
                    Fund

     8(a)           How to Buy, Sell and Exchange                               *
                    Shares (How to Purchase, Redeem
                    and Exchange Shares)

      (b)           How to Buy, Sell and Exchange                               *
                    Shares (How to Purchase, Redeem
                    and Exchange Shares)

      (c)           How to Buy, Sell and Exchange                               *
                    Shares (How to Purchase, Redeem
                    and Exchange Shares)

      (d)           How to Buy, Sell and Exchange                               *
                    Shares (How to Purchase, Redeem
                    and Exchange Shares)

     9              Not Applicable                                              *

Item Number
 Form N-1A,                                                           Statement of Additional
   Part B           Prospectus Caption                                Information Caption
-----------         ------------------                                -----------------------

    10                    *                                           Front Cover Page

    11                    *                                           Front Cover Page

    12                    *                                           Not Applicable

    13(a)(b)        Fund Objective; Investment                        Investment Policies
                    Policies                                          and Restrictions

    14(c)                 *                                           Management of the
                                                                      Funds and Portfolios

      (b)                 *                                           Not Applicable

      (c)                 *                                           Management of the
                                                                      Funds and Portfolios

    15(a)                 *                                           Not Applicable

      (b)                 *                                           Principal Holders

      (c)                 *                                           Principal Holders

    16(a)           Management                                        Management of the
                                                                      Funds and Portfolios

      (b)           Management                                        Management of the
                                                                      Funds and Portfolios

      (c)           Other Information Concerning                      Management of the
                    the Fund                                          Funds and Portfolios

      (d)           Management                                        Management of the
                                                                      Funds and Portfolios

      (e)                 *                                           Not Applicable

Item Number
 Form N-1A,                                                           Statement of Additional
   Part B           Prospectus Caption                                Information Caption
-----------         ------------------                                -----------------------

      (f)           How to Buy, Sell and Exchange Shares              Management of the
                    (How to Purchase, Redeem and Exchange Shares);    Funds and Portfolios
                    Other Information Concerning the Fund

      (g)                 *                                           Not Applicable

      (h)                 *                                           Management of the
                                                                      Funds and Portfolios;
                                                                      Independent Accountants

      (i)                 *                                           Not Applicable

    17              Investment Policies                               Investment Policies and Restrictions

    18(a)           Other Information Concerning the Fund;            General Information
                    How to Buy, Sell and Exchange Shares
                    (How to Purchase, Redeem and Exchange
                    Shares)

      (b)                 *                                           Not Applicable

    19(a)           How to Buy, Sell and Exchange Shares              Purchases and Redemptions
                    (How to Purchase, Redeem and Exchange
                    Shares)


      (b)           How the Fund Values its Shares; How to            Determination of Net Asset Value
                    Buy, Sell and Exchange Shares (How to
                    Purchase, Redeem and Exchange Shares)


      (c)                 *                                           Purchases and Redemptions

    20              How Distributions are Made; Tax Information       Tax Matters

    21(a)                 *                                           Management of the Funds
                                                                      and Portfolios

      (b)                 *                                           Management of the Funds
                                                                      and Portfolios

      (c)                 *                                           Not Applicable

    22                    *                                           Performance Information

    23                    *                                           Not Applicable

Part C

         Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                     PART A

                                   PROSPECTUS

                       VISTA[SM] U.S. TREASURY INCOME FUND
                              Class A and B Shares

                                  May 6, 1996

      Investment Strategy:  Income

      This Prospectus explains concisely what you should know before investing. Please read it carefully and keep it for future reference. You can find more detailed information about the Fund in its May 6, 1996 Statement of Additional Information, as amended periodically (the "SAI"). For a free copy of the SAI, call the Vista Service Center at 1-800-34-VISTA. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      INVESTMENTS IN THE FUND ARE SUBJECT TO RISK--INCLUDING POSSIBLE LOSS OF PRINCIPAL--AND WILL FLUCTUATE IN VALUE. SHARES OF THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS


Expense Summary
The expenses you might pay on your Fund investment, including examples

Financial Highlights
How the Fund has performed...........................................

Fund Objective.......................................................

Investment Policies
The kinds of securities in which the Fund invests,
investment policies and techniques, and risks........................

Management
Chase Manhattan Bank, the Fund's adviser; Chase Asset Management, the Fund's sub-adviser, and the individuals who manage the Fund......

About Your Investment
Alternative sales arrangements.......................................

How to Buy, Sell and Exchange Shares.................................

How the Fund Values its Shares.......................................

How Distributions are Made; Tax Information
How the Fund distributes its earnings, and
tax treatment related to those earnings..............................

Other Information Concerning the Fund
Distribution plans, shareholder servicing agents, administration, custodian, expenses, organization and regulatory matters.............

Performance Information
How performance is determined, stated and/or advertised..............

Make the Most of Your Vista Privileges...............................

EXPENSE SUMMARY

      Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs from investing in the Fund based on expenses incurred in the most recent fiscal year. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


                                                     Class A         Class B
Shareholder Transaction Expenses                     Shares          Shares

Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price)................   4.50%            None

Maximum Deferred Sales Charge
(as a percentage of the lower of original
purchase price or redemption proceeds)(*)..........   None             5.00%

Annual Fund Operating Expenses
(as a percentage of average net assets)

Investment Advisory Fee (after estimated waiver) (**) 0.17%           0.17%

12b-1 Fee(***).....................................   0.25%           0.75%

Shareholder Servicing Fee (after estimated waiver
where indicated)...................................   0.00%(**)       0.25%

Other Expenses (after waiver of fee) (**)..........   0.48%           0.48%
                                                      -----           -----

Total Fund Operating Expenses (after waiver
   of fees) (**) ..................................   0.90%           1.65%

Examples

      Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                    1 Year      3 Years     5 Years     10 Years
                                    ------      -------     -------     --------

Class A Shares(+)................   $54         $72          $93        $166

Class B Shares:
  Assuming complete
  redemption at the
  end of the
  period(++)(+++)................   $68         $85         $113        $166

  Assuming no
  redemptions (+++)..............   $17         $52          $90        $166

-----------------------

* The maximum deferred sales charge on Class B shares applies to redemptions during the first year after purchase; the charge generally declines by 1% annually thereafter (except in the fourth year), reaching zero after six years. See "How to Buy, Sell and Exchange Shares."

** Reflects current waiver arrangements to maintain Total Fund Operating Expenses at the levels indicated in the table above. Absent such waivers, the Investment Advisory Fee would be 0.30% for Class A and Class B shares, the Shareholder Servicing Fee would be 0.25% for Class A shares, and Total Fund Operating Expenses would be 1.28% and 1.78% for Class A and Class B shares, respectively.
*** Long-term shareholders in mutual funds with 12b-1 fees, such as Class A and
    Class B shareholders of the Fund, may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.
+   Assumes deduction at the time of purchase of the maximum sales charge.
++ Assumes deduction at the time of redemption of the maximum applicable deferred sales charge.
+++ Ten-year figures assume conversion of Class B shares to Class A shares eight years after purchase. See "How to Buy, Sell and Exchange Shares."

      The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. The examples should not be considered representations of past or future expenses or returns; actual expenses and returns may be greater or less than shown.

      Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund. The Fund understands that Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts. See "Other Information Concerning the Fund."

FINANCIAL HIGHLIGHTS

      The table set forth below provides selected per share data and ratios for one Class A share and one Class B share for each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended October 31, 1995, (which are incorporated by reference into the statement of additional information). The financial statements and notes, as well as the financial information set forth in the table below with respect to each of the last five years ended October 31, 1995, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is also included in the annual report to shareholders. Shareholders can obtain a copy of this annual report by contacting the Fund or its Shareholder Servicing Agent.

VISTA U.S. TREASURY INCOME FUND

                                                     Year Ended October 31,                               9/8/87*   Year   11/4/93**
                                                                                                            to      Ended   through
                                       1995      1994     1993     1992     1991    1990    1989    1988  10/31/87 10/31/95 10/31/94
                                                          Class A Shares                                   Class A  Class B  Class B
                                                                                                           Shares   Shares    Shares
                                      ------------------------------------------------------------------   ------   ------    ------
Net Asset Value, Beginning of Period  $10.60    $12.10   $11.69   $11.53   $10.93  $11.21  $10.90  $10.69  $10.00   $10.59  $11.98
Income from Investment Operations
  Net Investment Income                0.699     0.646    0.666    0.786    0.883   0.882   0.885   0.842   0.052    0.621   0.592
Net Gains or Losses in Securities
  (both realized and unrealized)       0.798    (1.297)   0.699    0.267    0.597  (0.284)  0.319   0.258   0.638    0.797  (1.187)
                                       -----     -----    -----    -----    -----   -----   -----   -----   -----    -----   -----

        Total from Investment

  Operations                           1.497    (0.651)   1.365    1.053    1.480   0.598   1.204   1.100   0.690    1.418  (0.595)
                                       -----     -----    -----    -----    -----   -----   -----   -----   -----    -----   -----
Less Distributions
  Dividends from net investment
   income                              0.697     0.646    0.667    0.786    0.882   0.882   0.888   0.890   0.000    0.638   0.592
Distributions from capital gains --    0.000     0.203    0.287    0.111    0.000   0.000   0.004   0.000   0.000    0.000   0.203
                                       -----     -----    -----    -----    -----   -----   -----   -----   -----    -----   -----

Total Distributions                    0.697     0.849    0.954    0.897    0.882   0.882   0.892   0.890   0.000    0.638   0.795
                                       -----     -----    -----    -----    -----   -----   -----   -----   -----    -----   -----
Net Asset Value, End of Period        $11.40    $10.60   $12.10   $11.68   $11.53  $10.93  $11.21  $10.90  $10.69   $11.37  $10.59
                                      ======    ======   ======   ======   ======  ======  ======  ======  ======   ======  ======

Total Return(1)                        14.59%    (5.58%)  12.35%    9.40%   14.07%   5.70%  11.64%  10.70%  46.64%   13.80%  (5.18%)
Ratios/Supplemental Data*
  Net Assets, End of Period
   (000 omitted)                      $99,109  $99,524  $93,039  $59,391  $15,131  $6,359  $3,725  $1,742    $107  $10,652  $5,184

Ratio of Expenses to Average Net
  Assets                                 0.87%    0.76%    0.75%    0.38%    0.02%   0.08%   0.00%   0.00%   0.00%#   1.62%   1.50%#
Ratio of Net Investment Income to
  Average Net Assets                     6.37%    5.74%    5.61%    6.52%    7.81%   8.08%   8.12%   8.11%   6.29%#   5.53%   5.28%#
Ratio of expenses without waivers
  and assumption of expenses
  to Average Net Assets                  1.40%    1.28%    1.14%    1.34%    2.89%   2.50%   2.50%   2.00%   2.00%#   1.89%   1.78%#
Ratio of net investment income
  without waivers and assumption
  of expenses to Average Net Assets      5.84%    5.22%    5.22%    5.56%    4.94%   5.66%   5.62%   6.11%   4.29%#   5.26%   5.00%#
Portfolio Turnover Rate                   164%     163%     296%     514%     103%     15%     34%      3%      0%     164%    163%

-----------------------------------
(1) Total return figures do not include the effect of any sales load.
*   Commencement of operations.
**  Commencement of offering of shares.
#   Annualized.

FUND OBJECTIVE

      Vista U.S. Treasury Income Fund seeks to provide shareholders with monthly dividends and to protect the value of their investment. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

INVESTMENT POLICIES

Investment Approach

      The Fund seeks to maximize current income available from debt obligations of the U.S. Government and certain of its agencies and instrumentalities, and utilizes futures contracts on fixed income securities or indices of fixed income securities and options on such futures contracts for the purpose of hedging the value of its portfolio. As a fundamental policy, all of the Fund's assets will be invested in obligations that are backed by the "full faith and credit" of the U.S. Government or in repurchase agreements fully collateralized by U.S. Government obligations, except that 5% of the Fund's assets may be invested in futures contracts and options thereon based on U.S. Government obligations, including any index of government obligations that may be available for trading. Under normal market conditions, at least 65% of the Fund's assets will be invested in U.S. Treasury obligations.

      There is no restriction on the maturity of the Fund's portfolio or any individual portfolio security. The Fund's advisers may adjust the average maturity of the Fund's portfolio based upon their assessment of the relative yields available on securities of different maturities and their expectations of future changes in interest rates.

      The Fund is classified as a "non-diversified" fund under federal securities law.

Other Investment Practices

      The Fund may also engage in the following investment practices, when consistent with the Fund's overall objective and policies. These practices, and certain associated risks, are more fully described in the SAI.

      Repurchase Agreements and Forward Commitments. The Fund may enter into agreements to purchase and resell securities at an agreed-upon price and time. These transactions must be fully collateralized at all times. The Fund may purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction.

      Borrowings and Reverse Repurchase Agreements. The Fund may borrow money from banks for temporary or short-term purposes, but will not borrow for leveraging purposes. The Fund may also sell and simultaneously commit to repurchase a portfolio security at an agreed-upon price and time, to avoid selling securities during unfavorable market conditions in order to meet redemptions. Whenever the Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). The Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws.

      Stand-By Commitments. The Fund may enter into put transactions, including transactions sometimes referred to as stand-by commitments, with respect to securities in its portfolio. In these transactions, the Fund would acquire the right to sell a security at an agreed upon price within a specified period prior to its maturity date. These transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction. Acquisition of puts will have the effect of increasing the cost of the securities subject to the put and thereby reducing the yields otherwise available from such securities.

      Zero Coupon Securities and STRIPS. The Fund may invest in zero coupon U.S. Government securities. Zero coupon securities are debt securities that do not pay regular interest payments, and instead are sold at substantial discounts from their value at maturity. The Fund may also invest in separately traded principal and interest components of securities backed by the full faith and credit of the U.S. Government, including instruments known as "STRIPS." The interest component of these instruments may be more volatile than that of similar government securities with comparable maturities.

      Floating and Variable Rate Securities. The Fund may invest in floating and variable rate U.S. Government securities, which are obligations providing for a periodic adjustment in their interest rates. As a result of the variable rate nature of these investments, the Fund's yield may decline and it may forego the opportunity for capital appreciation during periods when interest rates decline; however, during periods when interest rates increase, the Fund's yield may increase and it may have reduced risk of capital depreciation.

      Mortgage-Related Securities. The Fund may invest in mortgage-related U.S. Government securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities. Early repayment of principal on mortgage pass-through securities held by the Fund (due to prepayments of principal on the underlying mortgage loans) may result in a lower rate of return when the Fund reinvests such principal. In addition, if the Fund purchased the securities at a premium, early repayment would cause the value of the premium to be lost. Like other fixed-income securities, when interest rates rise the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. Payment of principal and interest on the mortgage pass-through securities (but not the market value of the securities themselves) in which the Fund invests will be guaranteed by the U.S. Government.

      The Fund may also invest in investment grade Collateralized Mortgage Obligations ("CMOs"), which are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the U.S. Government or its agencies or instrumentalities. CMOs are structured into multiple classes, with each class having a different expected average life or stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired.

      Other Investment Companies. The Fund is authorized to seek to achieve its objective by investing all of its investable assets in an investment company having substantially the same objective and policies as the Fund.

      Derivatives and Related Instruments. The Fund may invest its assets in derivative and related instruments to hedge various market risks. Some of these instruments will be subject to asset segregation requirements to cover the Fund's obligations. The Fund may (i) purchase, write and exercise call and put options on securities and related securities indexes (including using options in combination with securities, other options or derivative instruments); (ii) enter into swaps, futures contracts and options on futures contracts and (iii) employ forward interest rate contracts.

      There are a number of risks associated with the use of derivatives and related instruments and no assurance can be given that any strategy will succeed. The value of certain derivatives or related instruments in which the Fund invests may be particularly sensitive to changes in prevailing economic conditions and market value. The ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Fund's advisers to forecast these factors correctly. Inaccurate forecasts could expose the Fund to a risk of loss. There can be no guarantee that there will be a correlation between price movements in a hedging instrument and in the portfolio assets being hedged. The Fund is not required to use any hedging strategies. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a derivatives position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in derivatives markets. In certain instances, particularly those involving over-the-counter transactions or forward contracts, there is a greater potential that a counterparty or broker may default. In the event of a default, the Fund may experience a loss. For additional information concerning derivatives, related instruments and the associated risks, see the SAI.

Limiting Investment Risks

      Specific investment restrictions help the Fund limit investment risks for its shareholders. Among these restrictions, the Fund is prohibited from investing more than 15% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees). A complete description of this and other investment policies is included in the SAI. Except for the Fund's investment objective and investment policies designated as fundamental above or in the SAI, the Fund's investment policies are not fundamental. The Trustees may change any non- fundamental investment policy without shareholder approval.

Risk Factors

      The Fund does not constitute a balanced or complete investment program, and the net asset value of the shares of the Fund can be expected to fluctuate based on the value of the securities in the Fund's portfolio.

      The performance of the Fund depends in part on interest rate changes. As interest rates increase, the value of the fixed income securities held by the Fund tends to decrease. This effect will be more pronounced with respect to investments by the Fund in mortgage-related securities, the value of which are more sensitive to interest rate changes. There is no restriction on the maturity of the Fund's portfolio or any individual portfolio security, and to the extent the Fund invests in securities with longer maturities, the volatility of the Fund in response to changes in interest rates can be expected to be greater than if the Fund had invested in comparable securities with shorter maturities. Guarantees of principal and interest on obligations that may be purchased by the Fund are not guarantees of the market value of such obligations, nor do they extend to the value of shares of the Fund.

      For a discussion of certain other risks associated with the Fund's additional investment activities, see "Other Investment Practices" above.

MANAGEMENT

The Fund's Advisers

      The Chase Manhattan Bank ("Chase") acts as investment adviser to the Fund pursuant to an Investment Advisory Agreement and has overall responsibility for investment decisions of the Fund, subject to the oversight of the Board of Trustees. Chase is a wholly-owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase and its predecessors have over 100 years of money management experience. For its investment advisory services to the Fund, Chase is entitled to receive an annual fee computed daily and paid monthly based at an annual rate equal to 0.30% of the Fund's average daily net assets. Chase is located at 270 Park Avenue, New York, New York 10017.

      Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to the Fund pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly-owned operating subsidiary of Chase. CAM makes investment decisions for the Fund on a day-to-day basis. For these services, CAM receives a fee, payable by Chase from its advisory fee, in a mutually agreed amount. CAM was recently formed for the purpose of providing discretionary investment advisory services to institutional clients and to consolidate Chase's investment management function. The same individuals who serve as portfolio managers for

Chase also serve as portfolio managers for CAM. CAM is located at 1211 Avenue of the Americas, New York, New York 10036.

      Portfolio Manager. Alex Powers, Vice President of Chase is responsible for the day-to-day management of the Vista U.S. Treasury Income Fund and fixed-income trading for the Vista Balanced Fund. He also manages various individual and institutional accounts. Mr. Powers is part of a team responsible for fixed-income strategy, research and trading within Chase. Prior to joining Chase in 1988, he spent six years as Vice President and Portfolio Manager at Liberty Capital, an institutional fixed-income advisory firm.

ABOUT YOUR INVESTMENT

Alternative Sales Arrangements

      Class A shares. An investor who purchases Class A shares pays a sales charge at the time of purchase. As a result, Class A shares are not subject to any sales charges when they are redeemed. Certain purchases of Class A shares qualify for reduced sales charges. Class A shares have lower combined 12b-1 and service fees than Class B shares. See "How to Buy, Sell and Exchange Shares" and "Other Information Concerning the Fund."

      Class B shares. Class B shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge ("CDSC") if redeemed within a specified period after purchase. Class B shares also have a higher combined 12b-1 and service fees than Class A shares.

      Class B shares automatically convert into Class A shares, based on relative net asset value, eight years after purchase. For more information about the conversion of Class B shares, see the SAI. This discussion will include information about how shares acquired through reinvestment of distributions are treated for conversion purposes. Class B shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made. Until conversion, Class B shares will have a higher expense ratio and pay lower dividends than Class A shares because of the higher combined 12b-1 and service fees. See "How to Buy, Sell and Exchange Shares" and "Other Information Concerning the Fund."

      Which arrangement is best for you? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge might consider Class B shares. Orders for Class B shares for $250,000 or more will be treated as orders for Class A shares or declined. For more information about these sales arrangements, consult your investment representative or the Fund's distributor.

HOW TO BUY, SELL AND EXCHANGE SHARES

How to Buy Shares

      You can open a fund account with as little as $2,500 ($1,000 for IRAs and SEP-IRAs) and make additional investments at any time with as little as $100. You can buy fund shares three ways-through an investment representative, through the Fund's distributor by calling the Vista Service Center, or through a systematic investment plan.

      All purchases made by check should be in U.S. dollars and made payable to the Vista Funds. Third party checks, except those payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership), credit cards and cash will not be accepted. The Fund reserves the right to reject any purchase order or cease offering shares for purchase at any time. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account for 15 business days. In addition, the redemption of shares through a Systematic Investment Plan will not be allowed for 7 calendar days.

      Buying shares through the Fund's distributor. Complete and return the enclosed application and your check in the amount you wish to invest to the Vista Service Center.

      Buying shares through systematic investing. You can make regular investments of $100 or more per month through automatic deduction from your bank checking or savings account. Shareholders electing to start this Systematic Investment Plan when opening an account should complete Section 8 of the account application. Current shareholders may begin such a plan at any time by sending a signed letter with signature guarantee to the Vista Service Center. Call the Vista Service Center at 1-800-34-VISTA for complete instructions.

      Shares are sold at the public offering price based on the net asset value next determined after the Vista Service Center receives your order. In most cases, in order to receive that day's public offering price, the Vista Service Center must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.

      If you are considering redeeming or exchanging shares or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange or transfer. Otherwise the Fund may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, the Fund will not issue certificates for your shares unless you request them.

Class A Shares

      The public offering price of Class A shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The Fund receives the net asset value. The sales charge is allocated between your broker-dealer and the Fund's distributor as shown in the following table, except when the Fund's distributor, in its discretion, allocates the entire amount to your broker-dealer.

-------------------------------------------------------------------------------
                              Sales charge as a
                                percentage of:        Amount of sales charge
 Amount of transaction at   Offering   Net amount   reallowed to dealers as a
    offering price($)         price     invested  percentage of offering price
-------------------------------------------------------------------------------
Under 100,000                 4.50       4.71                  4.00
-------------------------------------------------------------------------------
100,000 but under 250,000     3.75       3.90                  3.25
-------------------------------------------------------------------------------
250,000 but under 500,000     2.50       2.56                  2.25
-------------------------------------------------------------------------------
500,000 but under 1,000,000   2.00       2.04                  1.75
-------------------------------------------------------------------------------

      There is no initial sales charge on purchases of Class A shares of $1 million or more.

      Except as stated below, the Fund's distributor pays broker-dealers commissions on sales of Class A shares of $1 million or more based on an investor's cumulative purchases (excluding money market funds) during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $2.5 million, 0.75% of the next $7.5 million, 0.50% of the next $40 million and 0.20% thereafter. On sales at net asset value to a participant-directed qualified retirement plan initially investing less than $20 million in the Vista Family of Funds (including a plan with at least 50 eligible employees), the Fund's distributor pays commissions during each one-year measuring period, determined as described above, at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million and 0.50% thereafter. On sales at net asset value to all other participant-directed qualified retirement plans, the Fund's distributor pays commissions on the initial investment and on subsequent net quarterly sales at a rate of 0.15%.

Class B Shares

      Class B shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within a specified period after purchase, as shown in the table below. The following types of shares may be redeemed without charge at any time: (i) shares acquired by reinvestment of distributions and (ii) shares otherwise exempt from the CDSC, as described in "How to Buy Shares-General" below. For other shares, the amount of the charge is determined as a percentage of the lesser of the current market value or the cost of shares being redeemed.

Year              1     2     3     4     5     6     7     8+
--------------------------------------------------------------
CDSC              5%    4%    3%    3%    2%    1%    0%    0%

      In determining whether a CDSC is payable on any redemption, the Fund will first redeem shares not subject to any charge, and then shares held longest during the CDSC period. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from the CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price. For information on how sales charges are calculated if you exchange your shares, see "How to Exchange Your Shares." The Fund's distributor pays broker-dealers a commission of [4.00%] of the offering price on sales of Class B shares, and the distributor receives the entire amount of any CDSC you pay.

General

      You may be eligible to buy Class A shares at reduced sales charges. Consult your investment representative or the Vista Service Center for details about Vista's combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, employee benefit plans, and other plans. Descriptions are also included in enclosed application and in the SAI.

      A participant-directed employee benefit plan participating in a "multi-fund" program approved by the Board of Trustees may include amounts invested in the other mutual funds participating in such program for purposes of determining whether the plan may purchase Class A shares at net asset value. These investments will also be included for purposes of the discount privileges and programs described above.

      The Fund may sell Class A and Class B shares at net asset value without an initial sales charge or a CDSC to the current and retired Trustees (and their families), current and retired employees (and their families) of Chase, the Fund's distributor and transfer agent or any affiliates or subsidiaries thereof, registered representatives and other employees (and their families) of broker-dealers having selected dealer agreements with the Fund's distributor, employees (and their families) of financial institutions having selected dealer agreements with the Fund's distributor (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of Vista fund shares) financial institution trust departments investing an aggregate of $1 million or more in the Vista Family of Funds and clients of certain administrators of tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in the Vista Family of Funds.

      No initial sales charge will apply to the purchase of Class A shares of the Fund by an investor seeking to invest the proceeds of a qualified retirement plan where a portion of the plan was invested in the Vista Family of Funds, any qualified retirement plan with 50 or more participants, or an individual participant in a tax-qualified plan making a tax-free rollover or transfer of assets from the plan in which Chase or an affiliate serves as trustee or custodian of the plan or manages some portion of the plan's assets.

      Purchases of Class A shares of the Fund may be made with no initial sales charge through an investment adviser or financial planner who charges a fee for their services. Purchases of Class A shares of the Fund may be made with no initial sales charge (i) by an investment adviser, broker or financial planner, provided arrangements are preapproved and purchases are placed through an omnibus account with the Fund or (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent. Such purchases may be made for retirement and deferred compensation plans and trusts used to fund those plans.

      Purchases of Class A shares of the Fund may be made with no initial sales charge in accounts opened by a bank, trust company or thrift institution which is acting as a fiduciary, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund, the Fund's distributor or the Vista Service Center.

      Shareholders of record of any Vista Fund as of November 30, 1990 and certain immediate family members may purchase Class A shares of the Fund with no initial sales charge for as long as they continue to own Class A shares of any Vista fund, provided there is no change in account registration. Shareholders of record of any portfolio of The Hanover Funds, Inc. or The Hanover Investment Funds, Inc. as of May 3, 1996 and certain related investors may purchase Class A shares of the Fund with no initial sales charge for as long as they continue to own shares of any Vista fund following this date, provided there is no change in account registration.

      The Fund may sell shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition by the Fund of assets of an investment company or personal holding company and the CDSC will be waived on redemption of shares arising out of death or disability or in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of Class B shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The SAI contains additional information about purchasing the Fund's shares at reduced sales charges.

      The Fund reserves the right to change any of these policies on purchases without an initial sales charge at any time and may reject any such purchase request.

      Shareholders of other Vista funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, shares of the Fund at net asset value.

How to Sell Shares

      You can sell your shares to the Fund any day the New York Stock Exchange is open, either directly to the Fund or through your investment representative. The Fund will only redeem shares for which it has received payment.

      Selling shares directly to the Fund. Send a signed letter of instruction to the Vista Service Center, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the Fund receives your request in proper form, less any applicable CDSC. In order to receive that day's net asset value, the Vista Service Center must receive your request before the close of regular trading on the New York Stock Exchange.

      If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee.

      If you want your redemption proceeds sent to an address other than your address as it appears on Vista's records, a signature guarantee is required. The Fund usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Vista Service Center for details.

      The Fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

      You may use Vista's Telephone Redemption Privilege to redeem shares valued up to $100,000 from your account unless you have notified the Vista Service Center of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, the Fund will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide the Fund with his or her account registration and address as it appears on the Fund's records.

      The Vista Service Center will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult the Vista Service Center.

      During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Vista Service Center by telephone. In this event, you may wish to submit a written redemption request, as described above, or contact your investment representative. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

      Systematic withdrawal. You can make regular withdrawals of $100 or more monthly, quarterly, or semiannually from an account valued at $5,000 or more ($10,000 for Class B accounts, not to exceed 12% per year).

      Selling shares through your investment representative. Your investment representative must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Vista Service Center, and may charge you for its services.

      Redemption of accounts of less than $500. The Fund may involuntarily redeem your shares if at such time the aggregate net asset value of the shares in your account is less than $500. In the event of any such redemption, you will receive at least 60 days notice prior to the redemption. In the event the Fund redeems Class B shares pursuant to this provision, no CDSC will be imposed.

How to Exchange Your Shares

      You can exchange your shares for shares of the same class of certain other Vista funds at net asset value beginning 15 days after purchase. Not all Vista funds offer all classes of shares. The prospectus of the other Vista fund into which shares are being exchanged should be read carefully and retained for future reference. If you exchange shares subject to CDSC, the transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. The CDSC will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest CDSC applicable to your class of shares. In computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

      An exchange of Class B shares into any of the Vista money market funds other than the Class B shares of the Vista Prime Money Market Fund will be treated as a redemption -- and therefore subject to the conditions of the CDSC -- and a subsequent purchase. Class B shares of any Vista non-money market Fund may be exchanged into the Class B shares of the Vista Prime Money Market Fund in order to continue the aging of the initial purchase of such shares.

      To exchange your shares, simply complete an Exchange Authorization Form and send it to the Vista Service Center. The form is available from the Vista Service Center. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. The Vista Service Center's procedures for telephone transactions are described under "How to Sell Shares." The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding. Ask your investment representative or the Vista Service Center for prospectuses of other Vista funds. Shares of certain Vista funds are not available to residents of all states.

      The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Vista management or the Trustees believe doing so would be in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. In addition, any shareholder who makes more than ten exchanges of shares involving a Fund in a year or three in a calendar quarter will be charged a $5.00 administration fee for each such exchange. Shareholders would be notified of any such action to the extent required by law. Consult the Vista Service Center before requesting an exchange. See the SAI to find out more about the exchange privilege.

      Reinstatement privilege. Class A shareholders have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of the redemption, accompanied by payment for the shares (not in excess of the redemption). Class B shareholders who have redeemed their shares and paid a CDSC with such redemption may purchase Class A shares with no initial sales charge (in an amount not in excess of their redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B shares.

HOW THE FUND VALUES ITS SHARES

      The net asset value of each class of the Fund's shares is determined once daily based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time, however, options are priced at 4:15 p.m.), on each business day of the Fund, by dividing the net assets of the Fund attributable to that class by the total number of outstanding shares of that class. Values of assets held by the Fund are determined on the basis of their market or other fair value, as described in the SAI.

HOW DISTRIBUTIONS ARE MADE; TAX INFORMATION

      The Fund declares dividends daily and distributes any net investment income at least monthly. The Fund distributes any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryover. Distributions paid by the Fund with respect to Class A shares will generally be greater than those paid with respect to Class B shares because expenses attributable to Class B shares will generally be higher.

      You can choose from three distribution options: (1) reinvest all distributions in additional Fund shares without a sales charge; (2) receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares without a sales charge; or (3) receive all distributions in cash. You can change your distribution option by notifying the Vista Service Center in writing. If you do not select an option when you open your account, all distributions will be reinvested. All distributions not paid in cash will be reinvested in shares of the class on which the distributions are paid. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the quarter in which the reinvestment occurs.

      If a check representing Fund distribution is not cashed within a specified period, the Vista Service Center will notify you that you have the option of requesting another check or reinvesting the distribution in the Fund or in another Vista fund. If the Vista Service Center does not receive your election, the distribution will be reinvested in the Fund. Similarly, if correspondence sent by the Fund or the Vista Service Center is returned as "undeliverable," distributions will automatically be reinvested in the Fund.

      The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Fund intends to distribute substantially all of its ordinary income and capital gain net income on a current basis. If the Fund does not qualify as a regulated investment company for any taxable year or does not make such distributions, the Fund will be subject to tax on all of its income and gains.

      All Fund distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

      Distributions may also be subject to state and local taxes. However, the laws of most states and localities exempt some types of taxes distributions such as those made by the Fund to the extent such distributions are attributable to interest from obligations of the U.S. Government and certain of its agencies and instrumentalities.

      Investors should be careful to consider the tax implications of purchasing shares just prior to the next distribution date. Those investors purchasing shares just prior to a distribution will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of such purchase reflected the amount of such distribution.

      Early in each calendar year the Fund will notify you of the amount and tax status of distributions paid to you by the Fund for the preceding year.

      The foregoing is a summary of certain federal income tax consequences of investing in the Fund. You should consult your tax adviser to determine the precise effect of an investment in the Fund on your particular tax situation (including possible liability for state and local taxes and, for foreign shareholders, U.S. withholding taxes).

OTHER INFORMATION CONCERNING THE FUND

                              Distribution Plans

      The Fund's distributor is Vista Broker-Dealer Services, Inc. ("VBDS"). VBDS is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. The Trust has adopted Rule 12b-1 distribution plans for Class A and Class B shares which provide that the Fund will pay distribution fees at annual rates of up to 0.25% and 0.75% annually of the average daily net assets attributable to Class A and Class B shares of the Fund, respectively. Payments under the distribution plans shall be used to compensate or reimburse the Fund's distributor and broker-dealers for services provided and expenses incurred in connection with the sale of Class A and Class B shares, and are not tied to the amount of actual expenses incurred. Payments may be used to compensate broker-dealers with trail or maintenance commissions at an annual rate of up to 0.25% of the average daily net asset value of Class A or Class B shares maintained in the Fund by customers of these broker-dealers. Trail or maintenance commissions are paid to broker-dealers beginning the 13th month following the purchase of shares by their customers. Some activities intended to promote the sale of Class A and Class B shares will be conducted generally by the Vista Family of Funds, and activities intended to promote the Fund's Class A and Class B shares may also benefit the Fund's other shares and other Vista funds.

      VBDS may provide promotional incentives to broker-dealers that meet specified sales targets for one or more Vista funds. These incentives may include gifts of up to $100 per person annually; an occasional meal, ticket to a sporting event or theater or entertainment for broker-dealers and their guests; and payment or reimbursement for travel expenses, including lodging and meals, in connection with attendance at training and educational meetings within and outside the U.S.

                         Shareholder Servicing Agents

      The Trust has entered into shareholder servicing agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers who beneficially own Class A or Class B shares of the Fund. These services include assisting with purchase and redemption transactions, maintaining shareholder accounts and records, furnishing customer statements, transmitting shareholder reports and communications to customers and other similar shareholder liaison services. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of Class A and Class B shares of the Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship. Shareholder servicing agents may subcontract with other parties for the provision of shareholder support services.

      Shareholder servicing agents may offer additional services to their customers, including specialized procedures for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption plans. Each shareholder servicing agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain shareholder servicing agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees an amount not exceeding such other fees or the fees for their services as shareholder servicing agents.

                      Administrator and Sub-Administrator

      Chase acts as administrator of the Fund and is entitled to receive a fee computed daily and paid monthly at an annual rate equal to 0.10% of the Fund's average daily net assets.

      VBDS provides certain sub-administrative services to the Fund pursuant to its distribution and sub- administration agreement and is entitled to receive a fee for these services from the Fund at an annual rate equal to 0.05% of the Fund's average daily net assets. VBDS has agreed to use a portion of this fee to pay for certain expenses incurred in connection with organizing new series of the Trust and certain other ongoing expenses of the Trust. VBDS is located at 125 West 55th Street, New York, New York 10019.

                                   Custodian

      Chase acts as custodian and fund accountant for the Fund and receives compensation under an agreement with the Trust. Fund securities and cash may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees.

                                   Expenses

      The Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees: registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Fund's custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Fund. Shareholder servicing and distribution fees are allocated to specific classes of the Fund. In addition, the Fund may allocate transfer agency and certain other expenses by class. Service providers to the Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

                    Organization and Description of Shares

      The Fund is a portfolio of Mutual Fund Group, an open-end management investment company organized as a Massachusetts business trust in 1987 (the "Trust"). The Trust has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each class of the Fund generally vote together except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

      The Fund issues multiple classes of shares. This Prospectus relates only to Class A and Class B shares of the Fund. The Fund offers other classes of shares in addition to these classes. The categories of investors that are eligible to purchase shares and minimum investment requirements may differ for each class of Fund shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which will affect the relative performance of the different classes. Investors may call 1-800-34-VISTA to obtain additional information about other classes of shares of the Fund that are offered. Any person entitled to receive compensation for selling or servicing shares of the Fund may receive different levels of compensation with respect to one class of shares over another.

      The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. The Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust.

      Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

                          Certain Regulatory Matters

      Banking laws, including the Glass-Steagall Act as currently interpreted, prohibit bank holding companies and their affiliates from sponsoring, organizing, controlling, or distributing shares of, mutual funds, and generally prohibit banks from issuing, underwriting, selling or distributing securities. These laws do not prohibit banks or their affiliates from acting as investment adviser, administrator or custodian to mutual funds or from purchasing mutual fund shares as agent for a customer. Chase and the Trust believe that Chase (including its affiliates) may perform the services to be performed by it as described in this Prospectus without violating such laws. If future changes in these laws or interpretations required Chase to alter or discontinue any of these services, it is expected that the Board of Trustees would recommend alternative arrangements and that investors would not suffer adverse financial consequences. State securities laws may differ from the interpretations of banking law described above and banks may be required to register as dealers pursuant to state law.

      Chase and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of the Fund, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Chase and its affiliates deal, trade and invest for their own accounts in U.S. Government obligations, municipal obligations and commercial paper and are among the leading dealers of various types of U.S. Government obligations and municipal obligations. Chase and its affiliates may sell U.S. Government obligations and municipal obligations to, and purchase them from, other investment companies sponsored by the Fund's distributor or affiliates of the distributor. Chase will not invest the Fund's assets in any U.S. Government obligations, municipal obligations or commercial paper purchased from itself or any affiliate, although under certain circumstances such securities may be purchased from other members of an underwriting syndicate in which Chase or an affiliate is a non-principal member. This restriction may limit the amount or type of U.S. Government obligations, municipal obligations or commercial paper available to be purchased by the Fund. Chase has informed the Fund that in making its investment decisions, it does not obtain or use material inside information in the possession of any other division or department of Chase, including the division that performs services for the Fund as custodian, or in the possession of any affiliate of Chase. Shareholders of the Fund should be aware that, subject to applicable legal or regulatory restrictions, Chase and its affiliates may exchange among themselves certain information about the shareholder and his account. Transactions with affiliated broker-dealers will only be executed on an agency basis in accordance with applicable federal regulations.

PERFORMANCE INFORMATION

      The Fund's investment performance may from time to time be included in advertisements about the Fund. Performance is calculated separately for each class of shares. "Yield" for each class of shares is calculated by dividing the annualized net investment income calculated pursuant to federal rules per share during a recent 30- day period by the maximum public offering price per share of such class on the last day of that period.

      "Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the maximum public offering price (in the case of Class A shares) or reflecting the deduction of any applicable contingent deferred sales charge (in the case of Class B shares). Total return reflects the deduction of the maximum initial sales charge in the case of Class A shares, but does not reflect the deduction of any contingent deferred sales charge in the case of Class B shares. Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if such sales charges were used.

      All performance data is based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, the Fund's operating expenses and which class of shares you purchase. Investment performance also often reflects the risks associated with the Fund's investment objectives and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. Quotation of investment performance for any period when a fee waiver or expense limitation was in effect will be greater than if the waiver or limitation had not been in effect. The Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services. See the SAI.

MAKE THE MOST OF YOUR VISTA PRIVILEGES

The following services are available to you as a Vista mutual fund shareholder.

o SYSTEMATIC INVESTMENT PLAN - Invest as much as you wish ($100 or more) in the first or third week of any month. The amount will be automatically transferred from your checking or savings account.

o SYSTEMATIC WITHDRAWAL - Make regular withdrawals of $100 or more monthly, quarterly, or semiannually from an account valued at $5,000 or more ($10,000 for Class B accounts).

o SYSTEMATIC EXCHANGE - Transfer assets automatically from one Vista account to another on a regular, prearranged basis. There is no additional charge for this service.

o FREE EXCHANGE PRIVILEGE - Exchange money between Vista funds in the same class of shares without charge. The exchange privilege allows you to adjust your investments as your objectives change.
      A signature guarantee is required for exchanges of more than $500,000.

Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange and systematic withdrawal or exchange.

o REINSTATEMENT PRIVILEGE - Class A shareholders have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of the redemption, accompanied by payment for the shares (not in excess of the redemption).

      Class B shareholders who have redeemed their shares and paid a CDSC with such redemption may purchase Class A shares with no initial sales charge (in an amount not in excess of their redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B shares.

For more information about any of these services and privileges, call your shareholder servicing agent, investment representative or the Vista Service Center at 1-800-34-VISTA. These privileges are subject to change or termination.

VISTA FAMILY OF FUNDS

Vista Service Center
P.O. Box 419392
Kansas City, MO 64141-6392

Transfer Agent
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105

Legal Counsel
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

                                   PROSPECTUS

                             VISTA[SM] BALANCED FUND
                             Class A and B Shares

                                  May 6, 1996

      Investment Strategy:  Total Return

      This Prospectus explains concisely what you should know before investing. Please read it carefully and keep it for future reference. You can find more detailed information about the Fund in its May 6, 1996 Statement of Additional Information, as amended periodically (the "SAI"). For a free copy of the SAI, call the Vista Service Center at 1-800-34-VISTA. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      INVESTMENTS IN THE FUND ARE SUBJECT TO RISK--INCLUDING POSSIBLE LOSS OF PRINCIPAL--AND WILL FLUCTUATE IN VALUE. SHARES OF THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS


Expense Summary
The expenses you might pay on your Fund investment, including examples

Financial Highlights
How the Fund has performed..........................................

Fund Objective......................................................

Investment Policies
The kinds of securities in which the Fund invests,
investment policies and techniques, and risks.......................

Management
Chase Manhattan Bank, the Fund's adviser; Chase Asset Management, the Fund's sub-adviser, and the individuals who manage the Fund.....

About Your Investment
Alternative sales arrangements......................................

How to Buy, Sell and Exchange Shares................................

How the Fund Values its Shares......................................

How Distributions are Made; Tax Information
How the Fund distributes its earnings, and
tax treatment related to those earnings.............................

Other Information Concerning the Fund
Distribution plans, shareholder servicing agents, administration, custodian, expenses, organization and regulatory matters............

Performance Information
How performance is determined, stated and/or advertised.............

Make the Most of Your Vista Privileges..............................

EXPENSE SUMMARY

      Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs from investing in the Fund based on expenses incurred in the most recent fiscal year. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

                                                                     Class A         Class B
Shareholder Transaction Expenses                                     Shares          Shares

Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price) ..............................     4.50%           None

Maximum Deferred Sales Charge
(as a percentage of the lower of original
purchase price or redemption proceeds)(*) ........................     None            5.00%

Annual Fund Operating Expenses
(as a percentage of average net assets)

Investment Advisory Fee (after estimated waiver) (**) ............     0.15%           0.15%

12b-1 Fee(***) ...................................................     0.25%           0.75%

Shareholder Servicing Fee (after estimated waiver where indicated)     0.00%(**)       0.25%

Other Expenses ...................................................     0.85%           0.85%
                                                                       ----            ----

Total Fund Operating Expenses (after waiver of fees)(**) .........     1.25%           2.00
                                                                       ====            ====


Examples

      Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                    1 Year                  3 Years           5 Years           10 Years
                                    ------                  -------           -------           --------
Class A Shares(+) . .............     $57                     $83               $111              $189

Class B Shares:
  Assuming complete
  redemption at the
  end of the
  period(++)(+++) . .............     $72                     $96               $131              $204

  Assuming no
  redemptions (+++) .............     $20                     $63               $108              $204


-----------------------

* The maximum deferred sales charge on Class B shares applies to redemptions during the first year after purchase; the charge generally declines by 1% annually thereafter (except in the fourth year), reaching zero after six years. See "Other Information Concerning the Fund."
** Reflects current waiver arrangements to maintain Total Fund Operating Expenses at the levels indicated in the table above. Absent such waivers, the Investment Advisory Fee would be 0.50% for Class A and Class B shares, the Shareholder Servicing Fee would be 0.25% for Class A shares, and Total Fund Operating Expenses would be 1.85% and 2.35% for Class A and Class B shares, respectively.
*** Long-term shareholders in mutual funds with 12b-1 fees, such as Class A and
    Class B shareholders of the Fund, may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.
+   Assumes deduction at the time of purchase of the maximum sales charge.
++ Assumes deduction at the time of redemption of the maximum applicable deferred sales charge.
+++ Ten-year figures assume conversion of Class B shares to Class A shares eight years after purchase. See "How to Buy, Sell and Exchange Shares."

      The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. The examples should not be considered representations of past or future expenses or returns; actual expenses and returns may be greater or less than shown.

      Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund. The Fund understands that Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts. See "Other Information Concerning the Fund."

FINANCIAL HIGHLIGHTS

      The table set forth below provides selected per share data and ratios for both Class A and Class B shares outstanding for each period shown. This information is supplemented by and should be read in conjunction with financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended October 31, 1995, which is incorporated by reference into the Statement of Additional Information. Shareholders can obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is also included in the Annual Report to Shareholders.

                              VISTA BALANCED FUND

                                                             Year           Year       11/4/92*        Year        11/4/93**
                                                            Ended          Ended       through        Ended         through
                                                          10/31/95       10/31/94      10/31/93      10/31/95       10/31/94
                                                          --------       --------      --------      --------       --------
                                                               Class A Shares                            Class B Shares
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period ..............          $11.09        $11.38        $10.00       $11.03       $11.22

    Income from Investment Operations
        Net Investment Income .....................            0.382        0.356         0.410        0.309        0.345
        Net Gains or Losses in Securities
            (both realized and unrealized)  .......            1.517       (0.187)        1.344        1.502       (0.117)
                                                               -----       ------         -----        -----       ------
        Total from Investment Operations.                      1.899        0.169         1.754        1.811        0.228
                                                               -----       ------         -----        -----        -----
    Less Distributions
        Dividends from net investment
            income ................................            0.408        0.359         0.375        0.131        0.318
        Distributions from capital gains.                      0.131        0.100         0.000        0.350        0.100
                                                               -----        -----         -----        -----        -----

    Total Distributions ...........................            0.539        0.459         0.375        0.481        0.418
                                                               -----        -----         -----        -----        -----
Net Asset Value, End of Period ....................           $12.45       $11.09        $11.38       $12.36       $11.03
                                                              ------       ------        ------       ------       ------

Total Return(1) ...................................           17.70%         1.56%        17.74%        16.93%        2.17%

    Ratios/Supplemental Data*
        Net Assets, End of Period
          (000 omitted) ...........................         $33,733       $21,705       $13,920      $6,336        $3,543
        Ratio of Expenses to Average Net
          Assets# .................................            1.06%        0.58%         0.00%        1.82%        1.50%
        Ratio of Net Income to Average Net
          Assets# .................................            3.48%        3.21%         3.87%        2.68%        2.46%
        Ratio of expenses without waivers and
          assumption of expenses# .................            2.20%        2.20%         3.07%        2.72%        2.69%
        Ratio of net investment income without
          waivers and assumption of expenses#.2.34%            2.34%        1.59%        0.80%         1.78%        1.24%
        Portfolio Turnover Rate ...................              68%          77%           65%          68%          77%

------------------------


#   Short periods have been annualized.

*   Commencement of operations.

**  Commencement of offering of shares.

(1) Total return figures do not include the effect of any sales load on Class A shares or any contingent deferred sale charges on Class B shares.

OBJECTIVE

      Vista Balanced Fund seeks to maximize total return through long-term capital growth and current income. There is no assurance that the Fund will achieve its objective.

INVESTMENT POLICIES

Investment Approach

      The Fund will invest in equity and debt securities. Under normal market conditions, 35% to 70% of the Fund's total assets will be invested in equity securities. The majority of the Fund's equity investments will be in well-known, established companies with market capitalizations of at lest $200 million which are traded on established securities markets or over-the-counter. The equity securities in which the Fund may invest include common stocks, preferred stocks, securities convertible into common and preferred stocks and warrants to purchase common stocks.

      Under normal market conditions, at least 25% of the Fund's total assets will be invested in fixed-income senior securities. The fixed income senior securities in which the Fund may invest include non-convertible corporate debt securities and U.S. Government obligations. Corporate debt securities in which the Fund invests will be rated at the time of purchase in the category Baa or higher by Moody's Investor Service, Inc. ("Moody's"), BBB or higher by Standard & Poor's Corporation ("S&P") or the equivalent by another national rating organization, or, if unrated, determined by the Fund's advisers to be of equivalent quality.

      The Fund's advisers may alter the relative portion of the Fund's assets invested in equity and fixed income securities depending on their judgment as to general market and economic conditions and trends, yields and interest rates and changes in monetary policies. The average maturity of the Fund's fixed income investments will vary based upon the advisers' assessment of the relative yields available on securities of different maturities.

      The Fund may invest any portion of its assets not invested as described above in high quality money market instruments and repurchase agreements. For temporary defensive purposes, the Fund may invest without limitation in these instruments. To the extent that the Fund departs from its investment policies during temporary defensive periods, its investment objective may not be achieved.

Other Investment Practices

      The Fund may also engage in the following investment practices, when consistent with the Fund's overall objective and policies. These practices, and certain associated risks, are more fully described in the SAI.

      Foreign Securities. The Fund may invest up to 20% of its total assets in foreign securities, including Depositary Receipts. Since foreign securities are normally denominated and traded in foreign currencies, the values of the Fund's foreign investments may be affected favorably or unfavorably by currency exchange rates and exchange control regulations. There may be less information publicly available about foreign companies than U.S. companies, and they are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. The securities of foreign companies may be less liquid and more volatile than the securities of comparable U.S. companies. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad) and expenses. It is possible that nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments could affect the value of the Fund's investments in certain foreign countries. Foreign laws may restrict the ability to invest in certain countries or issuers and special tax considerations will apply to foreign securities. The risks can increase if the Fund invests in securities of issuers in emerging markets.

      The Fund may invest its assets in securities of foreign issuers in the form of American Depositary Receipts, European Depositary Receipts or other similar securities representing securities of foreign issuers (collectively, "Depositary Receipts"). The Fund treats Depositary Receipts as interests in the underlying securities for purposes of its investment policies. The Fund will limit its investment in Depositary Receipts not sponsored by the issuer of the underlying securities to no more than 5% of the value of its net assets (at the time of investment).

      Supranational and ECU Obligations. The Fund may invest in securities issued by supranational organizations, which include organizations such as The World Bank, the European Community, the European Coal and Steel Community and the Asian Development Bank. The Fund may also invest in securities denominated in the ECU, which is a "basket" consisting of specified amounts of the currencies of certain member states of the European Community. These securities are typically issued by European governments and supranational organizations.

      U.S. Government Obligations. The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      Money Market Instruments. The Fund may invest in cash or high-quality, short-term money market instruments. Such instruments may include U.S. Government securities, commercial paper of domestic and foreign issuers and obligations of domestic and foreign banks. Investments in foreign money market instruments may involve certain risks associated with foreign investment.

      Repurchase Agreements and Forward Commitments. The Fund may enter into agreements to purchase and resell securities at an agreed-upon price and time. These transactions must be fully collateralized at all times. The Fund may purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction.

      Borrowings and Reverse Repurchase Agreements. The Fund may borrow money from banks for temporary or short-term purposes, but will not borrow for leveraging purposes. The Fund may also sell and simultaneously commit to repurchase a portfolio security at an agreed-upon price and time, to avoid selling securities during unfavorable market conditions in order to meet redemptions. Whenever the Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). The Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws.

      Stand-By Commitments. The Fund may enter into put transactions, including transactions sometimes referred to as stand-by commitments, with respect to securities in its portfolio. In these transactions, the Fund would acquire the right to sell a security at an agreed upon price within a specified period prior to its maturity date. These transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction. Acquisition of puts will have the effect of increasing the cost of the securities subject to the put and thereby reducing the yields otherwise available from such securities.

      Convertible Securities. The Fund may invest in convertible securities, which are securities generally offering fixed interest or dividend yields which may be converted either at a stated price or stated rate for common or preferred stock. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase, and increase as interest rates decline. Because of the conversion feature, the market value of convertible securities also tends to vary with fluctuations in the market value of the underlying common or preferred stock.

      Other Investment Companies. The Fund may invest up to 10% of its total assets in shares of other investment companies, subject to applicable regulatory limitations. The Fund is authorized to seek to achieve its objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund.

      Zero Coupon Securities, Payment-in-Kind Obligations and Stripped Obligations. The Fund may invest in zero coupon securities issued by governmental and private issuers. Zero coupon securities are debt securities that do not pay regular interest payments, and instead are sold at substantial discounts from their value at maturity. Payment-in-kind obligations are obligations on which the interest is payable in kind. The Fund may also invest in stripped obligations, which are separately traded principal and interest components of an underlying obligation. The value of these instruments tends to fluctuate more in response to changes in interest rates than the value of ordinary interest-paying debt securities with similar maturities. The risk is greater when the period to maturity is longer.

      Inverse Floaters and Interest Rate Caps. The Fund may invest in inverse floaters and in bonds with interest rate caps. Inverse floaters are instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index, and their price may be considerably more volatile than a fixed-rate bond. Interest rate caps are financial instruments under which payments occur if an interest rate index exceeds a certain predetermined interest rate level, known as the cap rate, which is tied to a specific index. these financial products will be more volatile in price than bonds which do not include such a structure.

      Mortgage-Related Securities. The Fund may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities. Early repayment of principal on mortgage pass-through securities held by the Fund (due to prepayments of principal on the underlying mortgage loans) may result in a lower rate of return when the Fund reinvests such principal. In addition, if the Fund purchased the securities at a premium, early repayment would cause the value of the premium to be lost. Like other fixed-income securities, when interest rates rise the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

      Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the U.S. Government, or by agencies or instrumentalities of the U.S. Government (which guarantees are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by nongovernmental issuers may be supported by various forms of insurance or guarantees.

      The Fund may also invest in investment grade Collateralized Mortgage Obligations ("CMOs"), which are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the U.S. Government or its agencies or instrumentalities. CMOs are structured into multiple classes, with each class having a different expected average life or stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired.

      The Fund expects that governmental, government-related or private entities may create other mortgage-related securities in addition to those described above. As new types of mortgage-related securities are developed and offered to investors, the Fund will consider making investments in such securities.

      Asset-Backed Securities. The Fund may invest in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another, such as motor vehicle receivables or credit card receivables.

      Derivatives and Related Instruments. The Fund may invest its assets in derivative and related instruments to hedge various market risks or to increase the Fund's income or gain. Some of these instruments will be subject to asset segregation requirements to cover the Fund's obligations. The Fund may (i) purchase, write and exercise call and put options on securities and securities indexes (including using options in combination with securities, other options or derivative instruments); (ii) enter into swaps, futures contracts and options on futures contracts; (iii) employ forward currency and interest rate contracts; and (iv) purchase and sell structured products, which are instruments designed to restructure or reflect the characteristics of certain other investments.

      There are a number of risks associated with the use of derivatives and related instruments and no assurance can be given that any strategy will succeed. The value of certain derivatives or related instruments in which the Fund invests may be particularly sensitive to changes in prevailing economic conditions and market value. The ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Fund's advisers to forecast these factors correctly. Inaccurate forecasts could expose the Fund to a risk of loss. There can be no guarantee that there will be a correlation between price movements in a hedging instrument and in the portfolio assets being hedged. The Fund is not required to use any hedging strategies. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. Derivatives transactions not involving hedging may have speculative characteristics, involve leverage and result in more risk to the Fund than hedging strategies using the same instruments. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a derivatives position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in derivatives markets. In certain instances, particularly those involving over-the-counter transactions or forward contracts, there is a greater potential that a counterparty or broker may default. In the event of a default, the Fund may experience a loss. For additional information concerning derivatives, related instruments and the associated risks, see the SAI.

Limiting Investment Risks

      Specific investment restrictions help the Fund limit investment risks for its shareholders. These restrictions prohibit the Fund from: (a) with respect to 75% of its assets, holding more than 10% of the voting securities of any issuer or investing more than 5% of its net assets in the securities of any one issuer (other than government obligations); (b) investing more than 15% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees); or (c) investing more than 25% of its total asset in any one industry. A complete description of these and other investment policies is included in the SAI. Except for the Fund's investment objective, restriction (c) above and investment policies designated as fundamental in the SAI, the Fund's investment policies are not fundamental. The Trustees may change any non-fundamental investment policy without shareholder approval.

Risk Factors

      The Fund does not constitute a balanced or complete investment program, and the net asset value of the shares of the Fund can be expected to fluctuate based on the value of the securities in the Fund's portfolio. The

Fund is subject to the general risks and considerations associated with equity and fixed income investing, as well as the risks discussed herein.

      The performance of the Fund depends in part on interest rate changes. As interest rates increase, the value of the fixed income securities held by the Fund tends to decrease. The performance of the Fund will also depend on the quality of its investments. While securities issued or guaranteed by the U.S. Government generally are of high quality, the other fixed income securities in which the Fund may invest, while of investment-grade quality, may be of lesser credit quality. Securities rated in the category Baa by Moody's or BBB by S&P lack certain investment characteristics and may have speculative characteristics.

      Some of the securities in which the Fund may invest may be of smaller companies. The securities of smaller companies often trade less frequently and in more limited volume, and may be subject to more abrupt or erratic price movements, than securities of larger, more established companies. Such companies may have limited product lines, markets or financial resources, or may depend on a limited management group.

      For a discussion of certain other risks associated with the Fund's additional investment activities, see "Other Investment Practices" above.

MANAGEMENT

The Fund's Advisers

      The Chase Manhattan Bank ("Chase") acts as investment adviser to the Fund pursuant to an Investment Advisory Agreement and has overall responsibility for investment decisions of the Fund, subject to the oversight of the Board of Trustees. Chase is a wholly-owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase and its predecessors have over 100 years of money management experience. For its investment advisory services to the Fund, Chase is entitled to receive an annual fee computed daily and paid monthly based at an annual rate equal to 0.50% of the Fund's average daily net assets. Chase is located at 270 Park Avenue, New York, New York 10017.

      Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to the Fund pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly-owned operating subsidiary of Chase. CAM makes investment decisions for the Fund on a day-to-day basis. For these services, CAM receives a fee, payable by Chase from its advisory fee, in a mutually agreed amount. CAM was recently formed for the purpose of providing discretionary investment advisory services to institutional clients and to consolidate Chase's investment management function. The same individuals who serve as portfolio managers for Chase also serve as portfolio managers for CAM. CAM is located at 1211 Avenue of the Americas, New York, New York 10036.

      Portfolio Managers. Alex Powers and Greg Adams, Vice Presidents of Chase, are responsible for the day-to-day management of the Fund's portfolio. Mr. Powers is responsible for the fixed-income trading for the Fund and manages the Vista U.S. Government Income Fund, as well as various individual and institutional accounts. Mr. Powers is part of a team responsible for fixed-income strategy, research and trading with Chase. Mr. Adams joined Chase in 1987 and oversees the equity trading of the Fund, as well as a number of Chase's pooled equity Funds.

ABOUT YOUR INVESTMENT

Alternative Sales Arrangements

      Class A shares. An investor who purchases Class A shares pays a sales charge at the time of purchase. As a result, Class A shares are not subject to any sales charges when they are redeemed. Certain purchases of Class A shares qualify for reduced sales charges. Class A shares have lower combined 12b-1 and service fees than Class B shares. See "How to Buy, Sell and Exchange Shares" and "Other Information Concerning the Fund."

      Class B shares. Class B shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge ("CDSC") if redeemed within a specified period after purchase. Class B shares also have higher combined 12b-1 and service fees than Class A shares.

      Class B shares automatically convert into Class A shares, based on relative net asset value, eight years after purchase. For more information about the conversion of Class B shares, see the SAI. This discussion will include information about how shares acquired through reinvestment of distributions are treated for conversion purposes. Class B shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made. Until conversion, Class B shares will have a higher expense ratio and pay lower dividends than Class A shares because of the higher combined 12b-1 and service fees. See "How to Buy, Sell and Exchange Shares" and "Other Information Concerning the Fund."

      Which arrangement is best for you? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge might consider Class B shares. Orders for Class B shares for $250,000 or more will be treated as orders for Class A shares or declined. For more information about these sales arrangements, consult your investment representative or the Fund's distributor.

HOW TO BUY, SELL AND EXCHANGE SHARES

How to Buy Shares

      You can open a fund account with as little as $2,500 ($1,000 for IRAs and SEP-IRAs) and make additional investments at any time with as little as $100. You can buy fund shares three ways-through an investment representative, through the Fund's distributor by calling the Vista Service Center, or through a systematic investment plan.

      All purchases made by check should be in U.S. dollars and made payable to the Vista Funds. Third party checks, except those payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership), credit cards and cash will not be accepted. The Fund reserves the right to reject any purchase order or cease offering shares for purchase at any time. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account for 15 business days. In addition, the redemption of shares through a Systematic Investment Plan will not be allowed for 7 calendar days.

      Buying shares through the Fund's distributor. Complete and return the enclosed application and your check in the amount you wish to invest to the Vista Service Center.

      Buying shares through systematic investing. You can make regular investments of $100 or more per month through automatic deduction from your bank checking or savings account. Shareholders electing to start this Systematic Investment Plan when opening an account should complete Section 8 of the account application. Current shareholders may begin such a plan at any time by sending a signed letter with signature guarantee to the Vista Service Center. Call the Vista Service Center at 1-800-34-VISTA for complete instructions.

      Shares are sold at the public offering price based on the net asset value next determined after the Vista Service Center receives your order. In most cases, in order to receive that day's public offering price, the Vista Service Center must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.

      If you are considering redeeming or exchanging shares or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange or transfer. Otherwise the Fund may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, the Fund will not issue certificates for your shares unless you request them.

Class A Shares

      The public offering price of Class A shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The Fund receives the net asset value. The sales charge is allocated between your broker-dealer and the Fund's distributor as shown in the following table, except when the Fund's distributor, in its discretion, allocates the entire amount to your broker-dealer.

-------------------------------------------------------------------------------
                              Sales charge as a
                               percentage of:       Amount of sales charge
 Amount of transaction at    Offering  Net amount   reallowed to dealers as a
    offering price($)          price   invested     percentage of offering price
-------------------------------------------------------------------------------
Under 100,000                    4.50   4.71                   4.00
-------------------------------------------------------------------------------
100,000 but under 250,000        3.75   3.90                   3.25
-------------------------------------------------------------------------------
250,000 but under 500,000        2.50   2.56                   2.25
-------------------------------------------------------------------------------
500,000 but under 1,000,000      2.00   2.04                   1.75
-------------------------------------------------------------------------------

There is no initial sales charge on purchases of Class A shares of $1 million or more.

      Except as stated below, the Fund's distributor pays broker-dealers commissions on sales of Class A shares of $1 million or more based on an investor's cumulative purchases (excluding money market funds) during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $2.5 million, 0.75% of the next $7.5 million, 0.50% of the next $40 million and 0.20% thereafter. On sales at net asset value to a participant-directed qualified retirement plan initially investing less than $20 million in the Vista Family of Funds (including a plan with at least 50 eligible employees), the Fund's distributor pays commissions during each one-year measuring period, determined as described above, at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million and 0.50% thereafter. On sales at net asset value to all other participant-directed qualified retirement plans, the Fund's distributor pays commissions on the initial investment and on subsequent net quarterly sales at a rate of 0.15%.
                                    -12-

Class B Shares

      Class B shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within a specified period after purchase, as shown in the table below. The following types of shares may be redeemed without charge at any time: (i) shares acquired by reinvestment of distributions and (ii) shares otherwise exempt from the CDSC, as described in "How to Buy Shares-General" below. For other shares, the amount of the charge is determined as a percentage of the lesser of the current market value or the cost of shares being redeemed.

Year              1     2     3     4     5     6     7     8+
--------------------------------------------------------------
CDSC              5%    4%    3%    3%    2%    1%    0%    0%

      In determining whether a CDSC is payable on any redemption, the Fund will first redeem shares not subject to any charge, and then shares held longest during the CDSC period. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from the CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price. For information on how sales charges are calculated if you exchange your shares, see "How to Exchange Your Shares." The Fund's distributor receives the entire amount of any CDSC you pay.

General

      You may be eligible to buy Class A shares at reduced sales charges. Consult your investment representative or the Vista Service Center for details about Vista's combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, employee benefit plans, and other plans. Descriptions are also included in enclosed application and in the SAI.

      A participant-directed employee benefit plan participating in a "multi-fund" program approved by the Board of Trustees may include amounts invested in the other mutual funds participating in such program for purposes of determining whether the plan may purchase Class A shares at net asset value. These investments will also be included for purposes of the discount privileges and programs described above.

      The Fund may sell Class A and Class B shares at net asset value without an initial sales charge or a CDSC to the current and retired Trustees (and their families), current and retired employees (and their families) of Chase, the Fund's distributor and transfer agent or any affiliates or subsidiaries thereof, registered representatives and other employees (and their families) of broker-dealers having selected dealer agreements with the Fund's distributor, employees (and their families) of financial institutions having selected dealer agreements with the Fund's distributor (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of Vista fund shares) financial institution trust departments investing an aggregate of $1 million or more in the Vista Family of Funds and clients of certain administrators of tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in the Vista Family of Funds.

      No initial sales charge will apply to the purchase of Class A shares of the Fund by an investor seeking to invest the proceeds of a qualified retirement plan where a portion of the plan was invested in the Vista Family of Funds, any qualified retirement plan with 50 or more participants, or an individual participant in a tax-qualified plan making a tax-free rollover or transfer of assets from the plan in which Chase or an affiliate serves as trustee or custodian of the plan or manages some portion of the plan's assets.

      Purchases of Class A shares of the Fund may be made with no initial sales charge through an investment adviser or financial planner who charges a fee for their services. Purchases of Class A shares of the Fund may be made with no initial sales charge (i) by an investment adviser, broker or financial planner, provided arrangements are preapproved and purchases are placed through an omnibus account with the Fund or (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent. Such purchases may be made for retirement and deferred compensation plans and trusts used to fund those plans.

      Purchases of Class A shares of the Fund may be made with no initial sales charge in accounts opened by a bank, trust company or thrift institution which is acting as a fiduciary, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund, the Fund's distributor or the Vista Service Center.

      Shareholders of record of any Vista Fund as of November 30, 1990 and certain immediate family members may purchase Class A shares of the Fund with no initial sales charge for as long as they continue to own Class A shares of any Vista fund, provided there is no change in account registration. Shareholders of record of any portfolio of The Hanover Funds, Inc. or The Hanover Investment Funds, Inc. as of May 3, 1996 and certain related investors may purchase Class A shares of the Fund with no initial sales charge for as long as they continue to own shares of any Vista fund following this date, provided there is no change in account registration.

      The Fund may sell shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition by the Fund of assets of an investment company or personal holding company and the CDSC will be waived on redemption of shares arising out of death or disability or in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of Class B shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The SAI contains additional information about purchasing the Fund's shares at reduced sales charges.

      The Fund reserves the right to change any of these policies on purchases without an initial sales charge at any time and may reject any such purchase request.

      Shareholders of other Vista funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, shares of the Fund at net asset value.

How to Sell Shares

      You can sell your shares to the Fund any day the New York Stock Exchange is open, either directly to the Fund or through your investment representative. The Fund will only redeem shares for which it has received payment.

      Selling shares directly to the Fund. Send a signed letter of instruction to the Vista Service Center, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the Fund receives your request in proper form, less any applicable CDSC. In order to receive that day's net asset value, the Vista Service Center must receive your request before the close of regular trading on the New York Stock Exchange.

      If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee.

      If you want your redemption proceeds sent to an address other than your address as it appears on Vista's records, a signature guarantee is required. The Fund usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Vista Service Center for details.

      The Fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

      You may use Vista's Telephone Redemption Privilege to redeem shares valued up to $100,000 from your account unless you have notified the Vista Service Center of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, the Fund will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide the Fund with his or her account registration and address as it appears on the Fund's records.

      The Vista Service Center will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult the Vista Service Center.

      During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Vista Service Center by telephone. In this event, you may wish to submit a written redemption request, as described above, or contact your investment representative. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

      Systematic withdrawal. You can make regular withdrawals of $100 or more monthly, quarterly, or semiannually from an account valued at $5,000 or more ($10,000 for Class B accounts, not to exceed 12% per year).

      Selling shares through your investment representative. Your investment representative must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Vista Service Center, and may charge you for its services.

      Redemption of accounts of less than $500. The Fund may involuntarily redeem your shares if at such time the aggregate net asset value of the shares in your account is less than $500. In the event of any such redemption, you will receive at least 60 days notice prior to the redemption. In the event the Fund redeems Class B shares pursuant to this provision, no CDSC will be imposed.

How to Exchange Your Shares

      You can exchange your shares for shares of the same class of certain other Vista funds at net asset value beginning 15 days after purchase. Not all Vista funds offer all classes of shares. The prospectus of the other Vista fund into which shares are being exchanged should be read carefully and retained for future reference. If you exchange shares subject to CDSC, the transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. The CDSC will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest CDSC applicable to your class of shares. In computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

      An exchange of Class B shares into any of the Vista money market funds other than the Class B shares of the Vista Prime Money Market Fund will be treated as a redemption -- and therefore subject to the conditions of the CDSC -- and a subsequent purchase. Class B shares of any Vista non-money market Fund may be exchanged into the Class B shares of the Vista Prime Money Market Fund in order to continue the aging of the initial purchase of such shares.

      To exchange your shares, simply complete an Exchange Authorization Form and send it to the Vista Service Center. The form is available from the Vista Service Center. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. The Vista Service Center's procedures for telephone transactions are described under "How to Sell Shares." The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding. Ask your investment representative or the Vista Service Center for prospectuses of other Vista funds. Shares of certain Vista funds are not available to residents of all states.

      The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Vista management or the Trustees believe doing so would be in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. In addition, any shareholder who makes more than ten exchanges of shares involving a Fund in a year or three in a calendar quarter will be charged a $5.00 administration fee for each such exchange. Shareholders would be notified of any such action to the extent required by law. Consult the Vista Service Center before requesting an exchange. See the SAI to find out more about the exchange privilege.

      Reinstatement privilege. Class A shareholders have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of the redemption, accompanied by payment for the shares (not in excess of the redemption). Class B shareholders who have redeemed their shares and paid a CDSC with such redemption may purchase Class A shares with no initial sales charge (in an amount not in excess of their redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B shares.

HOW THE FUND VALUES ITS SHARES

      The net asset value of each class of the Fund's shares is determined once daily based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time, however, options are priced at 4:15 p.m.), on each business day of the Fund, by dividing the net assets of the Fund attributable to that class by the total number of outstanding shares of that class. Values of assets held by the Fund are determined on the basis of their market or other fair value, as described in the SAI.

HOW DISTRIBUTIONS ARE MADE; TAX INFORMATION

      The Fund distributes any net investment income at least quarterly and any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. Distributions paid by the Fund with respect to Class A shares will generally be greater than those paid with respect to Class B shares because expenses attributable to Class B shares will generally be higher.

      You can choose from three distribution options: (1) reinvest all distributions in additional Fund shares without a sales charge; (2) receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares without a sales charge; or (3) receive all distributions in cash. You can change your distribution option by notifying the Vista Service Center in writing. If you do not select an option when you open your account, all distributions will be reinvested. All distributions not paid in cash will be reinvested in shares of the class on which the distributions are paid. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the quarter in which the reinvestment occurs.

      If a check representing Fund distribution is not cashed within a specified period, the Vista Service Center will notify you that you have the option of requesting another check or reinvesting the distribution in the Fund or in another Vista fund. If the Vista Service Center does not receive your election, the distribution will be reinvested in the Fund. Similarly, if correspondence sent by the Fund or the Vista Service Center is returned as "undeliverable," distributions will automatically be reinvested in the Fund.

      The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Fund intends to distribute substantially all of its ordinary income and capital gain net income on a current basis. If the Fund does not qualify as a regulated investment company for any taxable year or does not make such distributions, the Fund will be subject to tax on all of its income and gains.

      All Fund distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

      Investors should be careful to consider the tax implications of purchasing shares just prior to the next distribution date. Those investors purchasing shares just prior to a distribution will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of such purchase reflected the amount of such distribution.

      Early in each calendar year the Fund will notify you of the amount and tax status of distributions paid to you by the Fund for the preceding year.

      The foregoing is a summary of certain federal income tax consequences of investing in the Fund. You should consult your tax adviser to determine the precise effect of an investment in the Fund on your particular tax situation (including possible liability for state and local taxes and, for foreign shareholders, U.S. withholding taxes).

OTHER INFORMATION CONCERNING THE FUND

                              Distribution Plans

      The Fund's distributor is Vista Broker-Dealer Services, Inc. ("VBDS"). VBDS is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. The Trust has adopted Rule 12b-1 distribution plans for Class A and Class B shares which provide that the Fund will pay distribution fees at annual rates of up to 0.25% and 0.75% annually of the average daily net assets attributable to Class A and Class B shares of the Fund, respectively. Payments under the distribution plans shall be used to compensate or reimburse the Fund's distributor and broker-dealers for services provided and expenses incurred in connection with the sale of Class A and Class B shares, and are not tied to the amount of actual expenses incurred. Payments may be used to compensate broker-dealers with trail or maintenance commissions at an annual rate of up to 0.25% of the average daily net asset value of Class A or Class B shares maintained in the Fund by customers of these broker-dealers. Trail or maintenance commissions are paid to broker-dealers beginning the 13th month following the purchase of shares by their customers. Some activities intended to promote the sale of Class A and Class B shares will be conducted generally by the Vista Family of Funds, and activities intended to promote the Fund's Class A and Class B shares may also benefit the Fund's other shares and other Vista funds.

      VBDS may provide promotional incentives to broker-dealers that meet specified sales targets for one or more Vista funds. These incentives may include gifts of up to $100 per person annually; an occasional meal, ticket to a sporting event or theater or entertainment for broker-dealers and their guests; and payment or reimbursement for travel expenses, including lodging and meals, in connection with attendance at training and educational meetings within and outside the U.S.

                         Shareholder Servicing Agents

      The Trust has entered into shareholder servicing agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers who beneficially own Class A or Class B shares of the Fund. These services include assisting with purchase and redemption transactions, maintaining shareholder accounts and records, furnishing customer statements, transmitting shareholder reports and communications to customers and other similar shareholder liaison services. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of Class A and Class B shares of the Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship. Shareholder servicing agents may subcontract with other parties for the provision of shareholder support services.

      Shareholder servicing agents may offer additional services to their customers, including specialized procedures for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption plans. Each shareholder servicing agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain shareholder servicing agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees an amount not exceeding such other fees or the fees for their services as shareholder servicing agents.

                      Administrator and Sub-Administrator

      Chase acts as the Fund's administrator and is entitled to receive a fee computed daily and paid monthly at an annual rate equal to 0.10% of the Fund's average daily net assets.

      VBDS provides certain sub-administrative services to the Fund pursuant to its distribution and sub- administration agreement and is entitled to receive a fee for these services from the Fund at an annual rate equal to 0.05% of the Fund's average daily net assets. VBDS has agreed to use a portion of this fee to pay for certain expenses incurred in connection with organizing new series of the Trust and certain other ongoing expenses of the Trust. VBDS is located at 125 West 55th Street, New York, New York 10019.

                                   Custodian

      Chase acts as custodian and fund accountant for the Fund and receives compensation under an agreement with the Trust. Fund securities and cash may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees.

                                   Expenses

      The Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees: registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Fund's custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Fund. Shareholder servicing and distribution fees are allocated to specific classes of the Fund. In addition, the Fund may allocate transfer agency and certain other expenses by class. Service providers to the Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

                    Organization and Description of Shares

      The Fund is a portfolio of Mutual Fund Group, an open-end management investment company organized as a Massachusetts business trust in 1987 (the "Trust"). The Trust has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each class of the Fund generally vote together except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

      The Fund issues multiple classes of shares. This Prospectus relates only to Class A and Class B shares of the Fund. The Fund offers other classes of shares in addition to these classes. The categories of investors that are eligible to purchase shares and minimum investment requirements may differ for each class of Fund shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which will affect the relative performance of the different classes. Investors may call 1-800-34-VISTA to obtain additional information about other classes of shares of the Fund that are offered. Any person entitled to receive compensation for selling or servicing shares of the Fund may receive different levels of compensation with respect to one class of shares over another.

      The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. The Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust.

      Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

                          Certain Regulatory Matters

      Banking laws, including the Glass-Steagall Act as currently interpreted, prohibit bank holding companies and their affiliates from sponsoring, organizing, controlling, or distributing shares of, mutual funds, and generally prohibit banks from issuing, underwriting, selling or distributing securities. These laws do not prohibit banks or their affiliates from acting as investment adviser, administrator or custodian to mutual funds or from purchasing mutual fund shares as agent for a customer. Chase and the Trust believe that Chase (including its affiliates) may perform the services to be performed by it as described in this Prospectus without violating such laws. If future changes in these laws or interpretations required Chase to alter or discontinue any of these services, it is expected that the Board of Trustees would recommend alternative arrangements and that investors would not suffer adverse financial consequences. State securities laws may differ from the interpretations of banking law described above and banks may be required to register as dealers pursuant to state law.

      Chase and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of the Fund, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Chase and its affiliates deal, trade and invest for their own accounts in U.S. Government obligations, municipal obligations and commercial paper and are among the leading dealers of various types of U.S. Government obligations and municipal obligations. Chase and its affiliates may sell U.S. Government obligations and municipal obligations to, and purchase them from, other investment companies sponsored by the Fund's distributor or affiliates of the distributor. Chase will not invest the Fund's assets in any U.S. Government obligations, municipal obligations or commercial paper purchased from itself or any affiliate, although under certain circumstances such securities may be purchased from other members of an underwriting syndicate in which Chase or an affiliate is a non-principal member. This restriction may limit the amount or type of U.S. Government obligations, municipal obligations or commercial paper available to be purchased by the Fund. Chase has informed the Fund that in making its investment decisions, it does not obtain or use material inside information in the possession of any other division or department of Chase, including the division that performs services for the Fund as custodian, or in the possession of any affiliate of Chase. Shareholders of the Fund should be aware that, subject to applicable legal or regulatory restrictions, Chase and its affiliates may exchange among themselves certain information about the shareholder and his account. Transactions with affiliated broker-dealers will only be executed on an agency basis in accordance with applicable federal regulations.

PERFORMANCE INFORMATION

      The Fund's investment performance may from time to time be included in advertisements about the Fund. Performance is calculated separately for each class of shares. "Yield" for each class of shares is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share of such class on the last day of that period.

      "Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the maximum public offering price (in the case of Class A shares) or reflecting the deduction of any applicable contingent deferred sales charge (in the case of Class B shares). Total return reflects the deduction of the maximum initial sales charge in the case of Class A shares, but does not reflect the deduction of any contingent deferred sales charge in the case of Class B shares. Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if such sales charges were used.

      All performance data is based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, the Fund's operating expenses and which class of shares you purchase. Investment performance also often reflects the risks associated with the Fund's investment objectives and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. Quotation of investment performance for any period when a fee waiver or expense limitation was in effect will be greater than if the waiver or limitation had not been in effect. The Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services. See the SAI.

MAKE THE MOST OF YOUR VISTA PRIVILEGES

The following services are available to you as a Vista mutual fund shareholder.

o SYSTEMATIC INVESTMENT PLAN - Invest as much as you wish ($100 or more) in the first or third week of any month. The amount will be automatically transferred from your checking or savings account.

o SYSTEMATIC WITHDRAWAL - Make regular withdrawals of $100 or more monthly, quarterly, or semiannually from an account valued at $5,000 or more ($10,000 for Class B accounts).

o SYSTEMATIC EXCHANGE - Transfer assets automatically from one Vista account to another on a regular, prearranged basis. There is no additional charge for this service.

o FREE EXCHANGE PRIVILEGE - Exchange money between Vista funds in the same class of shares without charge. The exchange privilege allows you to adjust your investments as your objectives change.
      A signature guarantee is required for exchanges of more than $500,000.

Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange and systematic withdrawal or exchange.

o REINSTATEMENT PRIVILEGE - Class A shareholders have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of the redemption, accompanied by payment for the shares (not in excess of the redemption).

      Class B shareholders who have redeemed their shares and paid a CDSC with such redemption may purchase Class A shares with no initial sales charge (in an amount not in excess of their redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B shares.

For more information about any of these services and privileges, call your shareholder servicing agent, investment representative or the Vista Service Center at 1-800-34-VISTA. These privileges are subject to change or termination.

VISTA FAMILY OF FUNDS

Vista Service Center
P.O. Box 419392
Kansas City, MO 64141-6392

Transfer Agent
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105

Legal Counsel
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

                                   PROSPECTUS

                          VISTA[SM] EQUITY INCOME FUND
                             Class A and B Shares

                                  May 6, 1996

      Investment Strategy:  Income

      This Prospectus explains concisely what you should know before investing. Please read it carefully and keep it for future reference. You can find more detailed information about the Fund in its May 6, 1996 Statement of Additional Information, as amended periodically (the "SAI"). For a free copy of the SAI, call the Vista Service Center at 1-800-34-VISTA. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      INVESTMENTS IN THE FUND ARE SUBJECT TO RISK--INCLUDING POSSIBLE LOSS OF PRINCIPAL--AND WILL FLUCTUATE IN VALUE. SHARES OF THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS



Expense Summary
The expenses you might pay on your Fund investment, including examples.

Financial Highlights
How the Fund has performed...........................................

Fund Objective.......................................................

Investment Policies
The kinds of securities in which the Fund invests,
investment policies and techniques, and risks........................

Management
Chase Manhattan Bank, the Fund's adviser; Chase Asset Management, the Fund's sub-adviser, and the individuals who manage the Fund......

About Your Investment
Alternative sales arrangements.......................................

How to Buy, Sell and Exchange Shares.................................

How the Fund Values its Shares.......................................

How Distributions are Made; Tax Information
How the Fund distributes its earnings, and
tax treatment related to those earnings..............................

Other Information Concerning the Fund
Distribution plans, shareholder servicing agents, administration, custodian, expenses, organization and regulatory matters.............

Performance Information
How performance is determined, stated and/or advertised..............

Make the Most of Your Vista Privileges...............................

EXPENSE SUMMARY

      Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs from investing in the Fund based on expenses incurred in the most recent fiscal year. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


                                                     Class A           Class B
Shareholder Transaction Expenses                     Shares            Shares

Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price)................    4.50%            None

Maximum Deferred Sales Charge
(as a percentage of the lower of original
purchase price or redemption proceeds)(*)..........    None             5.00%

Annual Fund Operating Expenses
(as a percentage of average net assets)

Investment Advisory Fee (after estimated waiver) (**)  0.00%            0.00%

12b-1 Fee(***).....................................    0.25%            0.75%

Shareholder Servicing Fee (after estimated waiver)(**) 0.00%            0.25%

Other Expenses (after estimated waiver) (**).......    1.25%            1.25%
                                                       -----            -----

Total Fund Operating Expenses
  (after waiver of fee)(**) .......................    1.50%            2.25%
                                                       =====            =====

Examples

      Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                    1 Year      3 Years     5 Years     10 Years
                                    ------      -------     -------     --------

Class A Shares(+)................   $58         $87         $117        $203

Class B Shares:
  Assuming complete
  redemption at the
  end of the
  period(++)(+++)................   $74        $103         $143        $231

  Assuming no
  redemptions (+++)..............   $23         $70         $120        $231


-----------------------

* The maximum deferred sales charge on Class B shares applies to redemptions during the first year after purchase; the charge generally declines by 1% annually thereafter (except in the fourth year), reaching zero after six years. See "How to Buy, Sell and Exchange Shares."

** Reflects current waiver arrangement to maintain Total Fund Operating Expenses at the levels indicated in the table above. Absent such waivers, the Investment Advisory Fee, Shareholder Servicing fee, and Other Expenses would be 0.40%, 0.25%, and 1.35%, respectively, for Class A and Class B shares, and Total Fund Operating Expenses would be 2.25% and 2.75% for Class A and Class B shares, respectively, of average net assets.

*** Long-term shareholders in mutual funds with 12b-1 fees, such as Class A and Class B shareholders of the Fund, may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc. ("NASD").

+ Assumes deduction at the time of purchase of the maximum sales charge, as applicable.

++ Assumes deduction at the time of redemption of the maximum applicable deferred sales charge.

+++ Ten-year figures assume conversion of Class B shares to Class A shares eight years after purchase. See "How to Buy, Sell and Exchange Shares."

      The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. The examples should not be considered representations of past or future expenses or returns; actual expenses and returns may be greater or less than shown.

      Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund. The Fund understands that Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts. See "Other Information Concerning the Fund."

FINANCIAL HIGHLIGHTS

      The table set forth below provides selected per share data and ratios for a Class A share outstanding for each period shown. This information is supplemented by and should be read in conjunction with the financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended October 31, 1995, which is incorporated by reference into the Statement of Additional Information. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is also included in the Annual Report to Shareholders. No Class B shares were publicly issued prior to _________, 1996.

                            VISTA EQUITY INCOME FUND

                                                   Year     Year Ended   07/15/93*
                                                   Ended      through     through
                                                 10/31/95     10/31/94   10/31/93
                                                 --------     --------   --------
FUND
Net Asset Value, Beginning of Period.........     $12.12      $13.84      $13.14
                                                  ------      ------      ------
Income From Investment Operations:
Net Investment Income........................      0.347       0.290       0.078
Net Gains or Losses in Securities
   (both realized and unrealized)............      1.698      (0.477)      0.700
                                                   -----      ------       -----
                                                   2.045      (0.187)      0.778
Less Distributions:                                -----      ------       -----
Dividends from net investment income.........      0.366       0.258       0.078
Distributions from capital gains.............      0.410       1.275       0.000
                                                   -----       -----       -----

Total distributions..........................      0.776       1.533       0.078

Net Asset Value, End of Period...............     $13.39      $12.12      $13.84
                                                  ======      ======      ======
Total Return (1).............................      17.97%      (1.35%)      5.91%
Ratios/Supplemental Data
Net Assets, End of Period (000 omitted)......    $11,737     $11,409     $15,321
Ratio of Expenses to Average Net Assets#.....       1.50%       1.50%       1.50%
Ratio of Net Investment Income to Average
   Net Assets#...............................       2.81%       2.31%       1.72%
Ratio of expenses without waivers and
   assumption of expenses to Average Net Assets#    2.19%       2.02%      2.40%
Ratio of net investment income without
   waivers and assumption of expenses to
   Average Net Assets#                              2.12%      1.79%       0.82%
Portfolio Turnover Rate......................         91%        75%         54%

------------
#    Short periods have been annualized.
(1)  Total return figures do not include the effect of any front-end sales load.
*    Commencement of offering of shares.

FUND OBJECTIVE

      Vista Equity Income Fund seeks to obtain income. The Fund pursues this objective primarily by investing in income-producing equity securities. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

INVESTMENT POLICIES

Investment Approach

      Under normal market conditions, the Fund will invest at least 65% of its total assets in income-producing equity securities. The income-producing equity securities in which the Fund invests include common stocks, preferred stocks and convertible securities. The Fund attempts to achieve a yield which exceeds the composite yield on the securities comprising the Standard and Poor's 500 Stock Price Index.

      It is anticipated that the major portion of the Fund's assets will be invested in common stocks traded on a national securities exchange or on NASDAQ. A significant portion of the Fund's assets may be invested in convertible bonds or convertible preferred stock.

      The Fund may invest any portion of its assets not invested as described above in high quality money market instruments and repurchase agreements. For temporary defensive purposes, the Fund may invest without limitation in these instruments, as well as investment grade debt securities. To the extent that the Fund departs from its investment policies during temporary defensive periods, its investment objective may not be achieved.

Other Investment Practices

      The Fund may also engage in the following investment practices, when consistent with the Fund's overall objective and policies. These practices, and certain associated risks, are more fully described in the SAI.

      Foreign Securities. The Fund may invest up to 20% of its total assets in foreign securities, including Depositary Receipts. Since foreign securities are normally denominated and traded in foreign currencies, the values of the Fund's foreign investments may be affected favorably or unfavorably by currency exchange rates and exchange control regulations. There may be less information publicly available about foreign companies than U.S. companies, and they are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. The securities of foreign companies may be less liquid and more volatile than the securities of comparable U.S. companies. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad) and expenses. It is possible that nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments could affect the value of the Fund's investments in certain foreign countries. Foreign laws may restrict the ability to invest in certain issuers or countries and special tax considerations will apply to foreign securities. The risks can increase if the Fund invests in securities of issuers in emerging markets.

      The Fund may invest its assets in securities of foreign issuers in the form of American Depositary Receipts, European Depositary Receipts or other similar securities representing securities of foreign issuers (collectively, "Depositary Receipts"). The Fund treats Depositary Receipts as interests in the underlying securities for purposes of its investment policies. The Fund will limit its investment in Depositary Receipts not sponsored by the issuer of the underlying securities to no more than 5% of the value of its net assets (at the time of investment).

      Supranational and ECU Obligations. The Portfolio may invest in securities issued by supranational organizations, which include organizations such as The World Bank, the European Community, the European Coal and Steel Community and the Asian Development Bank. The Portfolio may also invest in securities denominated in the ECU, which is a "basket" consisting of specified amounts of the currencies of certain member states of the European Community. These securities are typically issued by European governments and supranational organizations.

      Convertible Securities. The Fund may invest in convertible securities, which are securities generally offering fixed interest or dividend yields which may be converted either at a stated price or stated rate for common or preferred stock. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase, and increase as interest rates decline. Because of the conversion feature, the market value of convertible securities also tends to vary with fluctuations in the market value of the underlying common or preferred stock.

      Money Market Instruments. The Fund may invest in cash or high-quality, short-term money market instruments. Such instruments may include U.S. Government securities, commercial paper of domestic and foreign issuers and obligations of domestic and foreign banks. Investments in foreign money market instruments may involve certain risks associated with foreign investment.

      Investment Grade Debt Securities. Investment grade debt securities are securities rated in the category BBB or higher by Standard & Poor's Corporation ("S&P"), Baa or higher by Moody's Investors Services, Inc. ("Moody's") or the equivalent by another national rating organization, or, if unrated, determined by the advisers to be of equivalent quality.

      Repurchase Agreements and Forward Commitments. The Fund may enter into agreements to purchase and resell securities at an agreed-upon price and time. These transactions must be fully collateralized at all times. The Fund may purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction.

      Borrowings and Reverse Repurchase Agreements. The Fund may borrow money from banks for temporary or short-term purposes, but will not borrow for leveraging purposes. The Fund may also sell and simultaneously commit to repurchase a portfolio security at an agreed-upon price and time, to avoid selling securities during unfavorable market conditions in order to meet redemptions. Whenever the Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). The Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws.

      Stand-By Commitments. The Fund may enter into put transactions, including transactions sometimes referred to as stand-by commitments, with respect to securities in its portfolio. In these transactions, the Fund would acquire the right to sell a security at an agreed upon price within a specified period prior to its maturity date. These transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction. Acquisition of puts will have the effect of increasing the cost of the securities subject to the put and thereby reducing the yields otherwise available from such securities.

      Other Investment Companies. The Fund may invest up to 10% of its total assets in shares of other investment companies, subject to applicable regulatory limitations. The Fund is authorized to seek to achieve its objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund.

      STRIPS. The Fund may invest up to 20% of its total assets in separately traded principal and interest components of securities backed by the full faith and credit of the U.S. Government, including instruments known as "STRIPS". The interest component of these instruments may be more volatile than that of similar government securities with comparable maturities.

      Derivatives and Related Instruments. The Fund may invest its assets in derivative and related instruments to hedge various market risks or to increase the Fund's income or gain. Some of these instruments will be subject to asset segregation requirements to cover the Fund's obligations. The Fund may (i) purchase, write and exercise call and put options on securities and securities indexes (including using options in combination with securities, other options or derivative instruments); (ii) enter into swaps, futures contracts and options on futures contracts; (iii) employ forward currency contracts; and (iv) purchase and sell structured products, which are instruments designed to restructure or reflect the characteristics of certain other investments.

      There are a number of risks associated with the use of derivatives and related instruments and no assurance can be given that any strategy will succeed. The value of certain derivatives or related instruments in which the Fund invests may be particularly sensitive to changes in prevailing economic conditions and market value. The ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Fund's advisers to forecast these factors correctly. Inaccurate forecasts could expose the Fund to a risk of loss. There can be no guarantee that there will be a correlation between price movements in a hedging instrument and in the portfolio assets being hedged. The Fund is not required to use any hedging strategies. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. Derivatives transactions not involving hedging may have speculative characteristics, involve leverage and result in more risk to the Fund than hedging strategies using the same instruments. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a derivatives position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in derivatives markets. In certain instances, particularly those involving over-the-counter transactions or forward contracts, there is a greater potential that a counterparty or broker may default. In the event of a default, the Fund may experience a loss. For additional information concerning derivatives, related instruments and the associated risks, see the SAI.

Limiting Investment Risks

      Investment restrictions help the Fund limit investment risks for its shareholders. These restrictions prohibit the Fund from: (a) with respect to 75% of its assets, holding more than 10% of the voting securities of any issuer or investing more than 5% of its net assets in the securities of any one issuer (other than government obligations); (b) investing more than 15% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees); or (c) investing more than 25% of its total assets in any one industry. A complete description of these and other investment policies is included in the SAI. Except for restriction (c) above and investment policies designated as fundamental in the SAI, the Fund's investment policies (including its investment objective) are not fundamental. The Trustees may change any non-fundamental investment policy without shareholder approval. However, in the event of a change in the Fund's investment objective, shareholders will be given at least 30 days' prior written notice.

Risk Factors

      The Fund does not constitute a balanced or complete investment program, and the net asset value of the shares of the Fund can be expected to fluctuate based on the value of the securities in the Fund's portfolio. The

Fund is subject to the general risks and considerations associated with equity investing, as well as the risks discussed herein.

      To the extent the Fund invests in convertible securities or other fixed income securities, the performance of the Fund will depend in part on interest rate changes. As interest rates increase, the value of fixed income securities held by the Fund tends to decrease. To the extent the Fund invests in fixed income securities with longer maturities, the volatility of the Fund in response to changes in interest rates can be expected to be greater than if the Fund had invested in comparable securities with shorter maturities. In addition, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common or preferred stock.

      For a discussing of certain other risks associated with the Fund's additional investment activities, see "Other Investment Practices" above.

MANAGEMENT

The Fund's Advisers

      The Chase Manhattan Bank ("Chase") acts as investment adviser to the Fund pursuant to an Investment Advisory Agreement and has overall responsibility for investment decisions of the Fund, subject to the oversight of the Board of Trustees. Chase is a wholly-owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase and its predecessors have over 100 years of money management experience. For its investment advisory services to the Fund, Chase is entitled to receive an annual fee computed daily and paid monthly based at an annual rate equal to 0.40% of the Fund's average daily net assets. Chase is located at 270 Park Avenue, New York, New York 10017.

      Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to the Fund pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly-owned operating subsidiary of Chase. CAM makes investment decisions for the Fund on a day-to-day basis. For these services, CAM receives a fee, payable by Chase from its advisory fee, in a mutually agreed amount. CAM was recently formed for the purpose of providing discretionary investment advisory services to institutional clients and to consolidate Chase's investment management function. The same individuals who serve as portfolio managers for Chase also serve as portfolio managers for CAM. CAM is located at 1211 Avenue of the Americas, New York, New York 10036.

      Portfolio Manager. Greg Adams, Vice President of Chase is responsible for the day-to-day management of the Fund's portfolio. Mr. Adams, Director of U.S. Equity Research for Chase, is also responsible for co-managing the Growth and Income Portfolio, and the Vista Balanced Fund, as well as a number of Chase's pooled equity funds. Mr. Adams joined Chase in 1987 and has been responsible for overseeing the proprietary computer model program used in the U.S. equity selection process.

ABOUT YOUR INVESTMENT

Alternative Sales Arrangements

      Class A shares. An investor who purchases Class A shares pays a sales charge at the time of purchase. As a result, Class A shares are not subject to any sales charges when they are redeemed. Certain purchases of Class A shares qualify for reduced sales charges. Class A shares have lower combined 12b-1 and service fees than Class B shares. See "How to Buy, Sell and Exchange Your Shares" and "Other Information Concerning the Fund."

      Class B shares. Class B shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge ("CDSC") if redeemed within a specified period after purchase. Class B shares also have higher combined 12b-1 and service fees than Class A shares.

      Class B shares automatically convert into Class A shares, based on relative net asset value, eight years after purchase. For more information about the conversion of Class B shares, see the SAI. This discussion will include information about how shares acquired through reinvestment of distributions are treated for conversion purposes. Class B shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made. Until conversion, Class B shares will have a higher expense ratio and pay lower dividends than Class A shares because of the higher combined 12b-1 and service fees. See "How to Buy, Sell and Exchange Shares" and "Other Information Concerning the Fund."

      Which arrangement is best for you? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider class A shares. Investors who prefer not to pay an initial sales charge might consider Class B shares. Orders for Class B shares for $250,000 or more will be treated as orders for Class A shares or declined. For more information about theses sales arrangements, consult your investment representative or the Fund's distributor.

HOW TO BUY, SELL AND EXCHANGE SHARES

How to Buy Shares

      You can open a fund account with as little as $2,500 ($1,000 for IRAs and SEP-IRAs) and make additional investments at any time with as little as $100. You can buy fund shares three ways-through an investment representative, through the Fund's distributor by calling the Vista Service Center, or through a systematic investment plan.

      All purchases made by check should be in U.S. dollars and made payable to the Vista Funds. Third party checks, except those payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership), credit cards and cash will not be accepted. The Fund reserves the right to reject any purchase order or cease offering shares for purchase at any time. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account for 15 business days. In addition, the redemption of shares through a Systematic Investment Plan will not be allowed for 7 calendar days.

      Buying shares through the Fund's distributor. Complete and return the enclosed application and your check in the amount you wish to invest to the Vista Service Center.

      Buying shares through systematic investing. You can make regular investments of $100 or more per month through automatic deduction from your bank checking or savings account. Shareholders electing to start this Systematic Investment Plan when opening an account should complete Section 8 of the account application. Current shareholders may begin such a plan at any time by sending a signed letter with signature guarantee to the Vista Service Center. Call the Vista Service Center at 1-800-34-VISTA for complete instructions.

      Shares are sold at the public offering price based on the net asset value next determined after the Vista Service Center receives your order. In most cases, in order to receive that day's public offering price, the Vista Service Center must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.

      If you are considering redeeming or exchanging shares or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange or transfer. Otherwise the Fund may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, the Fund will not issue certificates for your shares unless you request them.

Class A Shares

      The public offering price of Class A shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The Fund receives the net asset value. The sales charge is allocated between your broker-dealer and the Fund's distributor as shown in the following table, except when the Fund's distributor, in its discretion, allocates the entire amount to your broker-dealer.

-------------------------------------------------------------------------------
                               Sales charge as a
                                percentage of:        Amount of sales charge
 Amount of transaction at     Offering   Net Amount  reallowed to dealers as a
    offering price($)            price   invested   percentage of offering price

-------------------------------------------------------------------------------
Under 100,000                     4.50     4.71                4.00
-------------------------------------------------------------------------------
100,000 but under 250,000         3.75     3.90                3.25
-------------------------------------------------------------------------------
250,000 but under 500,000         2.50     2.56                2.25
-------------------------------------------------------------------------------
500,000 but under 1,000,000       2.00     2.04                1.75
-------------------------------------------------------------------------------

There is no initial sales charge on purchases of Class A shares of $1 million or more.

      Except as stated below, the Fund's distributor pays broker-dealers commissions on sales of Class A shares of $1 million or more based on an investor's cumulative purchases (excluding money market funds) during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $2.5 million, 0.75% of the next $7.5 million, 0.50 of the next $40 million and 0.20% thereafter. On sales at net asset value to a participant-directed qualified retirement plan initially investing less than $20 million in the Vista Family of Funds (including a plan with at least 50 eligible employees), the Fund's distributor pays commissions during each one-year measuring period, determined as described above, at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million and 0.50% thereafter. On sales at net asset value to all other participant-directed qualified retirement plans, the Fund's distributor pays commissions on the initial investment and on subsequent net quarterly sales at a rate of 0.15%.

Class B Shares

      Class B shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within a specified period after purchase, as shown in the table below. The following types of shares may be redeemed without charge at any time: (i) shares acquired by reinvestment of distributions and (ii) shares otherwise exempt from the CDSC, as described in "How to Buy Shares-General". For other shares, the amount of the charge is determined as a percentage of the lesser of the current market value or the cost of shares being redeemed.

Year              1     2     3     4     5     6     7     8+
--------------------------------------------------------------
CDSC              5%    4%    3%    3%    2%    1%    0%    0%

      In determining whether a CDSC is payable on any redemption, the Fund will first redeem shares not subject to any charge, and then shares held longest during the CDSC period. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from the CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price. For information on how sales charges are calculated if you exchange your shares, see "How to Exchange Your Shares." The Fund's distributor pays broker-dealers a commission of [4.00%] of the offering price on sales of Class B shares and the distributor receives the entire amount of any CDSC you pay.

General

      You may be eligible to buy Class A shares at reduced sales charges. Consult your investment representative or the Vista Service Center for details about Vista's combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, employee benefit plans, and other plans. Descriptions are also included in enclosed application and in the SAI.

      A participant-directed employee benefit plan participating in a "multi-fund" program approved by the Board of Trustees may include amounts invested in the other mutual funds participating in such program for purposes of determining whether the plan may purchase Class A shares at net asset value. These investments will also be included for purposes of the discount privileges and programs described above.

      The Fund may sell Class A and Class B shares at net asset value without an initial sales charge or a CDSC to the current and retired Trustees (and their families), current and retired employees (and their families) of Chase, the Fund's distributor and transfer agent or any affiliates or subsidiaries thereof, registered representatives and other employees (and their families) of broker-dealers having selected dealer agreements with the Fund's distributor, employees (and their families) of financial institutions having selected dealer agreements with the Fund's distributor (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of Vista fund shares) financial institution trust departments investing an aggregate of $1 million or more in the Vista Family of Funds and clients of certain administrators of tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in the Vista Family of Funds.

      No initial sales charge will apply to the purchase of Class A shares of the Fund by an investor seeking to invest the proceeds of a qualified retirement plan where a portion of the plan was invested in the Vista Family of Funds, any qualified retirement plan with 50 or more participants, or an individual participant in a tax-qualified plan making a tax-free rollover or transfer of assets from the plan in which Chase or an affiliate serves as trustee or custodian of the plan or manages some portion of the plan's assets.

      Purchases of Class A shares of the Fund may be made with no initial sales charge through an investment adviser or financial planner who charges a fee for their services. Purchases of Class A shares of the Fund may be made with no initial sales charge (i) by an investment adviser, broker or financial planner, provided arrangements are preapproved and purchases are placed through an omnibus account with the Fund or (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent. Such purchases may be made for retirement and deferred compensation plans and trusts used to fund those plans.

      Purchases of Class A shares of the Fund may be made with no initial sales charge in accounts opened by a bank, trust company or thrift institution which is acting as a fiduciary, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund, the Fund's distributor or the Vista Service Center.

      Shareholders of record of any Vista Fund as of November 30, 1990 and certain immediate family members may purchase Class A shares of the Fund with no initial sales charge for as long as they continue to own Class A shares of any Vista fund, provided there is no change in account registration. Shareholders of record of any portfolio of The Hanover Funds, Inc. or The Hanover Investment Funds, Inc. as of May 3, 1996 and certain related investors may purchase Class A shares of the Fund with no initial sales charge for as long as they continue to own shares of any Vista fund following this date, provided there is no change in account registration.

      The Fund may sell shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition by the Fund of assets of an investment company or personal holding company and the CDSC will be waived on redemption of shares arising out of death or disability or in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of Class B shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The SAI contains additional information about purchasing the Fund's shares at reduced sales charges.

      The Fund reserves the right to change any of these policies on purchases without an initial sales charge at any time and may reject any such purchase request.

      Shareholders of other Vista funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, shares of the Fund at net asset value.

How to Sell Shares

      You can sell your shares to the Fund any day the New York Stock Exchange is open, either directly to the Fund or through your investment representative. The Fund will only redeem shares for which it has received payment.

      Selling shares directly to the Fund. Send a signed letter of instruction to the Vista Service Center, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the Fund receives your request in proper form, less any applicable CDSC. In order to receive that day's net asset value, the Vista Service Center must receive your request before the close of regular trading on the New York Stock Exchange.

      If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee.

      If you want your redemption proceeds sent to an address other than your address as it appears on Vista's records, a signature guarantee is required. The Fund usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Vista Service Center for details.

      The Fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

      You may use Vista's Telephone Redemption Privilege to redeem shares valued up to $100,000 from your account unless you have notified the Vista Service Center of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, the Fund will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide the Fund with his or her account registration and address as it appears on the Fund's records.

      The Vista Service Center will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult the Vista Service Center.

      During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Vista Service Center by telephone. In this event, you may wish to submit a written redemption request, as described above, or contact your investment representative. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

      Systematic withdrawal. You can make regular withdrawals of $100 or more monthly, quarterly, or semiannually from an account valued at $5,000 or more ($10,000 for Class B accounts, not to exceed 12% per year).

      Selling shares through your investment representative. Your investment representative must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Vista Service Center, and may charge you for its services.

      Redemption of accounts of less than $500. The Fund may involuntarily redeem your shares if at such time the aggregate net asset value of the shares in your account is less than $500. In the event of any such redemption, you will receive at least 60 days notice prior to the redemption. In the event the Fund redeems Class B shares pursuant to this provision, no CDSC will be imposed.

How to Exchange Your Shares

      You can exchange your shares for shares of the same class of certain other Vista funds at net asset value beginning 15 days after purchase. Not all Vista funds offer all classes of shares. The prospectus of the other Vista fund into which shares are being exchanged should be read carefully and retained for future reference. If you exchange shares subject to CDSC, the transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. The CDSC will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest CDSC applicable to your class of shares. In computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

      An exchange of Class B shares into any of the Vista money market funds other than the Class B shares of the Vista Prime Money Market Fund will be treated as a redemption -- and therefore subject to the conditions of the CDSC -- and a subsequent purchase. Class B shares of any Vista non-money market Fund may be exchanged into the Class B shares of the Vista Prime Money Market Fund in order to continue the aging of the initial purchase of such shares.

      To exchange your shares, simply complete an Exchange Authorization Form and send it to the Vista Service Center. The form is available from the Vista Service Center. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. The Vista Service Center's procedures for telephone transactions are described under "How to Sell Shares." The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding. Ask your investment representative or the Vista Service Center for prospectuses of other Vista funds. Shares of certain Vista funds are not available to residents of all states.

      The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Vista management or the Trustees believe doing so would be in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. In addition, any shareholder who makes more than ten exchanges of shares involving a Fund in a year or three in a calendar quarter will be charged a $5.00 administration fee for each such exchange. Shareholders would be notified of any such action to the extent required by law. Consult the Vista Service Center before requesting an exchange. See the SAI to find out more about the exchange privilege.

      Reinstatement privilege. Class A shareholders have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of the redemption, accompanied by payment for the shares (not in excess of the redemption). Class B shareholders who have redeemed their shares and paid a CDSC with such redemption may purchase Class A shares with no initial sales charge (in an amount not in excess of their redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B shares.

HOW THE FUND VALUES ITS SHARES

      The net asset value of each class of the Fund's shares is determined once daily based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time, however, options are priced at 4:15 p.m.), on each business day of the Fund, by dividing the net assets of the Fund attributable to that class by the total number of outstanding shares of that class. Values of assets held by the Fund are determined on the basis of their market or other fair value, as described in the SAI.

HOW DISTRIBUTIONS ARE MADE; TAX INFORMATION

      The Fund distributes any net investment income at least quarterly and any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. Distributions paid by the Fund with respect to Class A shares will generally be greater than those paid with respect to Class B shares because expenses attributable to Class B shares will generally be higher.

      You can choose from three distribution options: (1) reinvest all distributions in additional Fund shares without a sales charge; (2) receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares without a sales charge; or (3) receive all distributions in cash. You can change your distribution option by notifying the Vista Service Center in writing. If you do not select an option when you open your account, all distributions will be reinvested. All distributions not paid in cash will be reinvested in shares of the class on which the distributions are paid. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the quarter in which the reinvestment occurs.

      If a check representing Fund distribution is not cashed within a specified period, the Vista Service Center will notify you that you have the option of requesting another check or reinvesting the distribution in the Fund or in another Vista fund. If the Vista Service Center does not receive your election, the distribution will be reinvested in the Fund. Similarly, if correspondence sent by the Fund or the Vista Service Center is returned as "undeliverable," distributions will automatically be reinvested in the Fund.

      The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Fund intends to distribute substantially all of its ordinary income and capital gain net income on a current basis. If the Fund does not qualify as a regulated investment company for any taxable year or does not make such distributions, the Fund will be subject to tax on all of its income and gains.

      All Fund distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

      Investors should be careful to consider the tax implications of purchasing shares just prior to the next distribution date. Those investors purchasing shares just prior to a distribution will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of such purchase reflected the amount of such distribution.

      Early in each calendar year the Fund will notify you of the amount and tax status of distributions paid to you by the Fund for the preceding year.

      The foregoing is a summary of certain federal income tax consequences of investing in the Fund. You should consult your tax adviser to determine the precise effect of an investment in the Fund on your particular tax situation (including possible liability for state and local taxes and, for foreign shareholders, U.S. withholding taxes).

OTHER INFORMATION CONCERNING THE FUND

                              Distribution Plans

      The Fund's distributor is Vista Broker-Dealer Services, Inc. ("VBDS"). VBDS is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. The Trust has adopted Rule 12b-1 distribution plans for Class A and Class B shares which provide that the Fund will pay distribution fees at annual rates of up to 0.25% and 0.75% annually of the average daily net assets attributable to Class A and Class B shares of the Fund, respectively. Payments under the distribution plans shall be used to compensate or reimburse the Fund's distributor and broker-dealers for services provided and expenses incurred in connection with the sale of Class A and Class B shares, and are not tied to the amount of actual expenses incurred. Payments may be used to compensate broker-dealers with trail or maintenance commissions at an annual rate of up to 0.25% of the average daily net asset value of Class A or Class B shares maintained in the Fund by customers of these broker-dealers. Trail or maintenance commissions are paid to broker-dealers beginning the 13th month following the purchase of shares by their customers. Some activities intended to promote the sale of Class A and Class B shares will be conducted generally by the Vista Family of Funds, and activities intended to promote the Fund's Class A and Class B shares may also benefit the Fund's other shares and other Vista funds.

      VBDS may provide promotional incentives to broker-dealers that meet specified sales targets for one or more Vista funds. These incentives may include gifts of up to $100 per person annually; an occasional meal, ticket to a sporting event or theater or entertainment for broker-dealers and their guests; and payment or reimbursement for travel expenses, including lodging and meals, in connection with attendance at training and educational meetings within and outside the U.S.
                         Shareholder Servicing Agents

      The Trust has entered into shareholder servicing agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers who beneficially own Class A or B shares of the Fund. These services include assisting with purchase and redemption transactions, maintaining shareholder accounts and records, furnishing customer statements, transmitting shareholder reports and communications to customers and other similar shareholder liaison services. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of Class A and B shares of the Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship. Shareholder servicing agents may subcontract with other parties for the provision of shareholder support services.

      Shareholder servicing agents may offer additional services to their customers, including specialized procedures for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption plans. Each shareholder servicing agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain shareholder servicing agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees an amount not exceeding such other fees or the fees for their services as shareholder servicing agents.

                      Administrator and Sub-Administrator

      Chase acts as the Fund's administrator and is entitled to receive a fee computed daily and paid monthly at an annual rate equal to 0.10% of the Fund's average daily net assets.

      VBDS provides certain sub-administrative services to the Fund pursuant to its distribution and sub- administration agreement and is entitled to receive a fee for these services from the Fund at an annual rate equal to 0.05% of the Fund's average daily net assets. VBDS has agreed to use a portion of this fee to pay for certain expenses incurred in connection with organizing new series of the Trust and certain other ongoing expenses of the Trust. VBDS is located at 125 West 55th Street, New York, New York 10019.

                                   Custodian

      Chase acts as custodian and fund accountant for the Fund and receives compensation under an agreement with the Trust. Fund securities and cash may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees.

                                   Expenses

      The Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees: registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Fund's custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Fund. Shareholder servicing and distribution fees are allocated to specific classes of the Fund. In addition, the Fund may allocate transfer agency and certain other expenses by class. Service providers to the Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.


                    Organization and Description of Shares

      The Fund is a portfolio of Mutual Fund Group, an open-end management investment company organized as a Massachusetts business trust in 1987 (the "Trust"). The Trust has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each class of the Fund generally vote together except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

      The Fund issues multiple classes of shares. This Prospectus relates only to Class A and Class B shares of the Fund. The Fund offers other classes of shares in addition to these classes. The categories of investors that are eligible to purchase shares and minimum investment requirements may differ for each class of Fund shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which will affect the relative performance of the different classes. Investors may call 1-800-34-VISTA to obtain additional information about other classes of shares of the Fund that are offered. Any person entitled to receive compensation for selling or servicing shares of the Fund may receive different levels of compensation with respect to one class of shares over another.

      The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. The Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust.

      Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

                          Certain Regulatory Matters

      Banking laws, including the Glass-Steagall Act as currently interpreted, prohibit bank holding companies and their affiliates from sponsoring, organizing, controlling, or distributing shares of, mutual funds, and generally prohibit banks from issuing, underwriting, selling or distributing securities. These laws do not prohibit banks or their affiliates from acting as investment adviser, administrator or custodian to mutual funds or from purchasing mutual fund shares as agent for a customer. Chase and the Trust believe that Chase (including its affiliates) may perform the services to be performed by it as described in this Prospectus without violating such laws. If future changes in these laws or interpretations required Chase to alter or discontinue any of these services, it is expected that the Board of Trustees would recommend alternative arrangements and that investors would not suffer adverse financial consequences. State securities laws may differ from the interpretations of banking law described above and banks may be required to register as dealers pursuant to state law.

      Chase and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of the Fund, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Chase and its affiliates deal, trade and invest for their own accounts in U.S. Government obligations, municipal obligations and commercial paper and are among the leading dealers of various types of U.S. Government obligations and municipal obligations. Chase and its affiliates may sell U.S. Government obligations and municipal obligations to, and purchase them from, other investment companies sponsored by the Fund's distributor or affiliates of the distributor. Chase will not invest the Fund's assets in any U.S. Government obligations, municipal obligations or commercial paper purchased from itself or any affiliate, although under certain circumstances such securities may be purchased from other members of an underwriting syndicate in which Chase or an affiliate is a non-principal member. This restriction may limit the amount or type of U.S. Government obligations, municipal obligations or commercial paper available to be purchased by the Fund. Chase has informed the Fund that in making its investment decisions, it does not obtain or use material inside information in the possession of any other division or department of Chase, including the division that performs services for the Fund as custodian, or in the possession of any affiliate of Chase. Shareholders of the Fund should be aware that, subject to applicable legal or regulatory restrictions, Chase and its affiliates may exchange among themselves certain information about the shareholder and his account. Transactions with affiliated broker-dealers will only be executed on an agency basis in accordance with applicable federal regulations.

PERFORMANCE INFORMATION

      The Fund's investment performance may from time to time be included in advertisements about the Fund. Performance is calculated separately for each class of shares. "Yield" for each class of shares is calculated by dividing the annualized net investment income calculated pursuant to federal rules per share during a recent 30- day period by the maximum public offering price per share of such class on the last day of that period.

      "Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the maximum public offering price (in the case of Class A shares) or reflecting the deduction of any applicable contingent deferred sales charge (in the case of Class B shares). Total return reflects the deduction of the maximum initial sales charge in the case of Class A shares, but does not reflect the deduction of any contingent deferred sales charge in the case of Class B shares. Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if such sales charges were used.

      All performance data is based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, the Fund's operating expenses and which class of shares you purchase. Investment performance also often reflects the risks associated with the Fund's investment objectives and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. Quotation of investment performance for any period when a fee waiver or expense limitation was in effect will be greater than if the waiver or limitation had not been in effect. The Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services. See the SAI.

MAKE THE MOST OF YOUR VISTA PRIVILEGES

The following services are available to you as a Vista mutual fund shareholder.

o SYSTEMATIC INVESTMENT PLAN - Invest as much as you wish ($100 or more) in the first or third week of any month. The amount will be automatically transferred from your checking or savings account.

o SYSTEMATIC WITHDRAWAL - Make regular withdrawals of $100 or more monthly, quarterly, or semiannually from an account valued at $5,000 or more ($10,000 for Class B accounts).

o SYSTEMATIC EXCHANGE - Transfer assets automatically from one Vista account to another on a regular, prearranged basis. There is no additional charge for this service.

o FREE EXCHANGE PRIVILEGE - Exchange money between Vista funds in the same class of shares without charge. The exchange privilege allows you to adjust your investments as your objectives change.
      A signature guarantee is required for exchanges of more than $500,000.

Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange and systematic withdrawal or exchange.

o REINSTATEMENT PRIVILEGE - Class A shareholders have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of the redemption, accompanied by payment for the shares (not in excess of the redemption).

      Class B shareholders who have redeemed their shares and paid a CDSC with such redemption may purchase Class A shares with no initial sales charge (in an amount not in excess of their redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B shares.

For more information about any of these services and privileges, call your shareholder servicing agent, investment representative or the Vista Service Center at 1-800-34-VISTA. These privileges are subject to change or termination.

VISTA FAMILY OF FUNDS

Vista Service Center
P.O. Box 419392
Kansas City, MO 64141-6392

Transfer Agent
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105

Legal Counsel
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

                                   PROSPECTUS

                        VISTA[SM] GROWTH AND INCOME FUND
                             Class A and B Shares

                                  May 6, 1996

      Investment Strategy:  Growth and Income

      This Prospectus explains concisely what you should know before investing. Please read it carefully and keep it for future reference. You can find more detailed information about the Fund in its May 6, 1996 Statement of Additional Information, as amended periodically (the "SAI"). For a free copy of the SAI, call the Vista Service Center at 1-800-34-VISTA. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

      The Fund, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks its investment objective by investing all of its investable assets in Growth and Income Portfolio (the "Portfolio"), an open-end management investment company with investment objectives identical to those of the Fund. Investors should carefully consider this investment approach. For additional information regarding this unique investment structure, see "Unique Characteristics of Master/Feeder Fund Investment Structure" on page 19.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      INVESTMENTS IN THE FUND ARE SUBJECT TO RISK--INCLUDING POSSIBLE LOSS OF PRINCIPAL--AND WILL FLUCTUATE IN VALUE. SHARES OF THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS



Expense Summary
The expenses you might pay on your Fund investment, including examples

Financial Highlights
How the Fund has performed...........................................

Fund Objective.......................................................

Investment Policies
The kinds of securities in which the Fund invests,
investment policies and techniques, and risks........................

Management
Chase Manhattan Bank, the Fund's adviser; Chase Asset Management, the Fund's sub-adviser, and the individuals who manage the Fund......

About Your Investment
Alternative sales arrangements.......................................

How to Buy, Sell and Exchange Shares.................................

How the Fund Values its Shares.......................................

How Distributions are Made; Tax Information
How the Fund distributes its earnings, and
tax treatment related to those earnings..............................

Other Information Concerning the Fund
Distribution plans, shareholder servicing agents, administration, custodian, expenses, organization and regulatory matters.............

Performance Information
How performance is determined, stated and/or advertised..............

Make the Most of Your Vista Privileges...............................

EXPENSE SUMMARY

      Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs from investing in the Fund based on expenses incurred in the most recent fiscal year. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

                                                     Class A         Class B
Shareholder Transaction Expenses                     Shares          Shares

Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price)................  4.75%             None

Maximum Deferred Sales Charge
(as a percentage of the lower of original
purchase price or redemption proceeds)(*)..........   None            5.00%

Annual Fund Operating Expenses
(as a percentage of average net assets)

Investment Advisory Fee............................  0.40%            0.40%

12b-1 Fee(**)......................................  0.25%            0.75%

Shareholder Servicing Fee..........................  0.25%            0.25%

Other Expenses.....................................  0.40%            0.40%
                                                     -----            -----

Total Fund Operating Expenses......................  1.30%            1.80%
                                                     =====            =====

Examples

      Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                    1 Year      3 Years     5 Years     10 Years
                                    ------      -------     -------     --------

Class A Shares(+)................   $61         $88         $118        $202

Class B Shares:
  Assuming complete
  redemption at the
  end of the
  period(++)(+++)................   $70         $91         $123        $198

  Assuming no
  redemptions (+++)..............   $19         $58         $100        $198



-----------------------

* The maximum deferred sales charge on Class B shares applies to redemptions during the first year after purchase; the charge generally declines by 1% annually thereafter (except in the fourth year), reaching zero after six years. See "How to Buy, Sell and Exchange Shares."
** Long-term shareholders in mutual funds with 12b-1 fees, such as Class A and Class B shareholders of the Fund, may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc. ("NASD").
+ Assumes deduction at the time of purchase of the maximum sales charge, as applicable.
++ Assumes deduction at the time of redemption of the maximum applicable deferred sales charge.
+++ Ten-year figures assume conversion of Class B shares to Class A shares eight years after purchase. See "How to Buy, Sell and Exchange Shares."

      The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. The examples should not be considered representations of past or future expenses or returns; actual expenses and returns may be greater or less than shown.

      Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund. The Fund understands that Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts. See "Other Information Concerning the Fund."

FINANCIAL HIGHLIGHTS

      The table set forth below provides selected per share data and ratios for both Class A and Class B shares outstanding throughout each of the periods shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended October 31, 1995, which is incorporated by reference into the Statement of Additional Information. Shareholders can obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below for each of the five years in the period ended October 31, 1995, has been audited by Price Waterhouse LLP, independent accountants, whose report thereon is also included in the Annual Report to shareholders.

                          VISTA GROWTH AND INCOME FUND

                                                   Year ended October 31                                           9/8/87*  to
                            --------------------------------------------------------------------------------------------------
                               1995          1994        1993        1992      1991      1990       1989      1988    10/31/87
PER SHARE OPERATING
PERFORMANCE
-------------------           Class A      Class A     Class A     Class A   Class A    Class A    Class A   Class A   Class A
                               Shares       Shares      Shares      Shares    Shares     Shares     Shares    Shares    Shares
                               ------       ------      ------      ------    ------     ------     ------    ------    ------
Net Asset Value, Beginning
  of Period                    $30.26       $30.99      $26.60      $25.49    $16.49     $18.12     $14.08    $10.00     $0.00
 Income from Investment
   Operations
   Net Investment Income        0.614        0.466       0.341       0.313     0.388      0.707      0.633     0.225     0.000
   Net Gains or Losses in
    Securities (both
    realized and unrealized)    4.710       (0.429)      5.007       2.702     9.521     (0.573)     5.033     4.050     0.000
                                -----       ------       -----       -----     -----     ------      -----     -----     -----

 Total from Investment
Operations                      5.324        0.037       5.348       3.015     9.909      0.134      5.666     4.275     0.000
                                -----       ------       -----       -----     -----     ------      -----     -----     -----
 Less Distributions:
   Dividends from net
   investment income            0.621        0.422       0.338       0.313     0.339      0.698      0.611     0.195     0.000
   Distributions from
   capital gains                             0.345       0.620       0.587     0.574      1.063      1.015     0.000     0.000
                                -----        -----       -----       -----     -----      -----      -----     -----     -----
Total Distributions             0.621        0.767       0.958       1.900     0.913      1.761      1.626      0.195    0.000
                                -----        -----       -----       -----     -----      -----      -----     -----     -----

Net Asset Value, End of
   Period                      $34.96       $30.26      $30.99      $26.60    $25.49     $16.49     $18.12     $14.08   $10.00
                               ======       ======      ======      ======    ======     ======     ======     ======   ======

Total Return(1)                 17.79%        0.15%      20.47%      12.34%    62.60%      0.05%     44.40%     42.87%    0.00%
Ratios/Supplemental Data#
Net Assets, End of Period
(000 omitted)              $1,521,489   $1,413,899    $949,465    $149,506   $43,261    $17,994     $8,097     $1,197      $13
   Ratio of Expenses to
   Average Net Assets            1.43%        1.40%       1.39%       1.43%     1.25%      1.09%      0.00%      0.00%    0.00%#
 Ratio of Net Investment
   Income to Average Net
   Assets                        1.93%        1.60%       1.07%       1.19%     1.24%      3.65%      4.56%      2.64%    0.00%#
 Ratio of expenses without
   waivers and assumption of
   expenses to Average Net
   Assets                        1.45%        1.40%       1.39%       1.46%     1.76%      2.06%      2.50%      2.00%    2.00%#
Ratio of net investment
 income without waivers and
 assumption of expenses to
Average Net Assets               1.91%        1.60%       1.07%       1.16%     0.73%      2.68%      2.06%      0.64%   (2.00%)#
Portfolio Turnover Rate            --           --          41%         56%      103%       160%       319%       109%       0%

*   Commencement of operations.
**  Commencement of offering of shares.
(1) Total return figures are calculated before taking into account sales load of 4.75% for Class A shares ,or any contingent deferred sale charges on Class B shares.
#   Annualized.

                                                           Year        11/4/93**
                                                           Ended           to
                                                           10/31/95     10/31/94
                                                          Class B      Class B
PER SHARE OPERATING PERFORMANCE                           Shares       Shares
Net Asset Value, Beginning                               -------       -------
of Period.............................................    $30.12       $30.39
Income from Investment
   Operations
   Net Investment Income..............................     0.463        0.336
   Net Gains or Losses in
    Securities (both realized and unrealized).........     4.700        0.109
                                                          ------        -----
 Total from Investment Operations.....................     5.163        0.445
                                                          ------        -----
 Less Distributions:
   Dividends from net
    investment income.................................     0.470        0.370
   Distributions from capital gains...................     --           0.345

Total Distributions...................................     0.470        0.715
                                                          ------        -----
Net Asset Value, End of
Period................................................    $34.81       $30.12
                                                          ======        =====
Total Return (1)......................................     17.21%       1.55%
Ratios/Supplemental Data
 Net Assets, End of Period
   (000 omitted)......................................  $273,685     $160,375
 Ratio of Expenses to
   Average Net Assets.................................     1.93%         1.89%#
 Ratio of Net Investment
   Income to Average Net
Assets................................................     1.38%         1.21%#
 Ratio of expenses without
   waivers and assumption of
   expenses to Average Net
Assets................................................     1.94%         1.89%#
Ratio of net investment
 income without waivers and
 assumption of expenses to
Average Net Assets....................................     1.36%         1.21%#
Portfolio Turnover Rate...............................        --           --


---------------------------------

*   Commencement of operations.
**  Commencement of offering of shares.
(1) Total return figures are calculated before taking into account sales load of 4.75% for Class A shares ,or any contingent deferred sale charges on Class B shares.
#   Annualized.

FUND OBJECTIVES

      Vista Growth and Income Fund seeks to provide long-term capital appreciation and dividend income. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objectives.

INVESTMENT POLICIES

Investment Approach

      The Fund seeks to achieve its objective by investing all of its investable assets in the Portfolio. The Portfolio invests in a common stocks of issuers with a broad range of market capitalizations. Under normal market conditions, the Portfolio will invest at least 80% of its total assets in common stocks. In addition, the Portfolio may invest up to 20% of its total assets in convertible securities.

      The Portfolio's advisers generally will pursue a "contrarian" investment approach. The Portfolio's stocks will usually have a relatively low price to earnings ratio, a low ratio of market price to book value, or underlying asset values that the Portfolio's advisers believe are not fully reflected in the current market price. The advisers believe that the market risk involved in this investment approach will be moderated to an extent by the anticipated dividend returns on the stocks in which the Portfolio invests.

      The Portfolio is classified as a "non-diversified" fund under federal securities law. The Portfolio's assets may be more concentrated in the securities of any single issuer or group of issuers than if the Portfolio were diversified.

      The Portfolio may invest any portion of its assets not invested as described above in high quality money market instruments and repurchase agreements. For temporary defensive purposes, the Portfolio may invest without limitation in these instruments as well as investment grade debt securities. To the extent that the Portfolio departs from its investment policies during temporary defensive periods, the Fund's investment objective may not be achieved.

Fund Structure

      The Portfolio has an objective identical to that of the Fund. The Fund may withdraw its investment from the Portfolio at any time if the Trustees determine that it is in the best interest of the Fund to do so. Upon any such withdrawal, the Trustees would consider what action might be taken, including investing all of the Fund's investable assets in another pooled investment entity having substantially the same objective and policies as the Fund or retaining an investment adviser to manage the Fund's assets directly.

Other Investment Practices

      The Portfolio may also engage in the following investment practices, when consistent with the Portfolio's overall objective and policies. These practices, and certain associated risks, are more fully described in the SAI.

      Foreign Securities. The Portfolio may invest up to 20% of its total assets in foreign securities, including Depositary Receipts. Since foreign securities are normally denominated and traded in foreign currencies, the values of the Portfolio's foreign investments may be affected favorably or unfavorably by currency exchange rates and exchange control regulations. There may be less information publicly available about foreign companies than U.S. companies, and they are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. The securities of foreign companies may be less liquid and more volatile than the securities of comparable U.S. companies. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Portfolio's assets held abroad) and expenses. It is possible that nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments could affect the value of the

Portfolio's investments in certain foreign countries. Foreign laws may restrict the ability to invest in certain countries or issuers and special tax considerations will apply to foreign securities. The risks can increase if the Portfolio invests in securities of issuers in emerging markets.

      The Portfolio may invest its assets in securities of foreign issuers in the form of American Depositary Receipts, European Depositary Receipts or other similar securities representing securities of foreign issuers (collectively, "Depositary Receipts"). The Portfolio treats Depositary Receipts as interests in the underlying securities for purposes of its investment policies. The Portfolio will limit its investment in Depositary Receipts not sponsored by the issuer of the underlying securities to no more than 5% of the value of its net assets (at the time of investment).

      Supranational and ECU Obligations. The Portfolio may invest in securities issued by supranational organizations, which include organizations such as The World Bank, the European Community, the European Coal and Steel Community and the Asian Development Bank. The Portfolio may also invest in securities denominated in the ECU, which is a "basket" consisting of specified amounts of the currencies of certain member states of the European Community. These securities are typically issued by European governments and supranational organizations.

      Convertible Securities. The Portfolio may invest up to 20% of its net assets in convertible securities, which are securities generally offering fixed interest or dividend yields which may be converted either at a stated price or stated rate for common or preferred stock. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase, and increase as interest rates decline. Because of the conversion feature, the market value of convertible securities also tends to vary with fluctuations in the market value of the underlying common or preferred stock.

      Money Market Instruments. The Portfolio may invest in cash or high-quality, short-term money market instruments. Such instruments may include U.S. Government securities, commercial paper of domestic and foreign issuers and obligations of domestic and foreign banks. Investments in foreign money market instruments may involve certain risks associated with foreign investment.

      Investment Grade Debt Securities. Investment grade debt securities are securities rated in the category BBB or higher by Standard & Poor's Corporation ("S&P"), Baa or higher by Moody's Investors Services, Inc. ("Moody's") or the equivalent by another national rating organization, or, if unrated, determined by the advisers to be of equivalent quality.

      Investment Grade Debt Securities. Investment grade debt securities are securities rated in the category BBB or higher by Standard & Poor's Corporation ("S&P"), Baa or higher by Moody's Investors Services, Inc. ("Moody's") or the equivalent by another national rating organization, or, if unrated, determined by the advisers to be of equivalent quality.

      Repurchase Agreements and Forward Commitments. The Portfolio may enter into agreements to purchase and resell securities at an agreed-upon price and time. These transactions must be fully collateralized at all times. The Portfolio may purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk to the Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral or completing the transaction.

      Borrowings and Reverse Repurchase Agreements. The Portfolio may borrow money from banks for temporary or short-term purposes, but will not borrow for leveraging purposes. The Portfolio may also sell and simultaneously commit to repurchase a portfolio security at an agreed-upon price and time, to avoid selling securities during unfavorable market conditions in order to meet redemptions. Whenever the Portfolio enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). The Portfolio would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws.

      Stand-By Commitments. The Portfolio may enter into put transactions, including transactions sometimes referred to as stand-by commitments, with respect to securities in its portfolio. In these transactions, the Portfolio would acquire the right to sell a security at an agreed upon price within a specified period prior to its maturity date. These transactions involve some risk to the Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral or completing the transaction. Acquisition of puts will have the effect of increasing the cost of the securities subject to the put and thereby reducing the yields otherwise available from such securities.

      Other Investment Companies. The Portfolio may invest up to 10% of its total assets in shares of other investment companies, subject to applicable regulatory limitations.

      STRIPS. The Portfolio may invest up to 20% of its total assets in separately traded principal and interest components of securities backed by the full faith and credit of the U.S. Government, including instruments known as "STRIPS". The interest component of these instruments may be more volatile than that of similar government securities with comparable maturities.

      Derivatives and Related Instruments. The Portfolio may invest its assets in derivative and related instruments to hedge various market risks or to increase the Portfolio's income or gain. Some of these instruments will be subject to asset segregation requirements to cover the Portfolio's obligations. The Portfolio may (i) purchase, write and exercise call and put options on securities and securities indexes (including using options in combination with securities, other options or derivative instruments); (ii) enter into swaps, futures contracts and options on futures contracts; (iii) employ forward currency contracts; and (iv) purchase and sell structured products, which are instruments designed to restructure or reflect the characteristics of certain other investments.

      There are a number of risks associated with the use of derivatives and related instruments and no assurance can be given that any strategy will succeed. The value of certain derivatives or related instruments in which the Portfolio invests may be particularly sensitive to changes in prevailing economic conditions and market value. The ability of the Portfolio to successfully utilize these instruments may depend in part upon the ability of the Portfolio's advisers to forecast these factors correctly. Inaccurate forecasts could expose the Portfolio to a risk of loss. There can be no guarantee that there will be a correlation between price movements in a hedging instrument and in the portfolio assets being hedged. The Portfolio is not required to use any hedging strategies. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. Derivatives transactions not involving hedging may have speculative characteristics, involve leverage and result in more risk to the Portfolio than hedging strategies using the same instruments. There can be no assurance that a liquid market will exist at a time when the Portfolio seeks to close out a derivatives position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in derivatives markets. In certain instances, particularly those involving over-the-counter transactions or forward contracts, there is a greater potential that a counterparty or broker may default. In the event of a default, the Portfolio may experience a loss. For additional information concerning derivatives, related instruments and the associated risks, see the SAI.

Limiting Investment Risks

      Specific investment restrictions help the Portfolio limit investment risks for the Fund's shareholders. These restrictions prohibit the Portfolio from: (a) with respect to 50% of its assets, holding more than 10% of the voting securities of any issuer; (b) investing more than 15% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees); or (c) investing more than 25% of its total assets in any one industry. A complete description of these and other investment policies is included in the SAI. Except for restriction (c) above and investment policies designated as fundamental in the SAI, the investment policies (including their investment objective) of the Portfolio and the Fund are not fundamental. Shareholder approval is not required to change any non-fundamental investment policy. However, in the event of a change in the Fund's or Portfolio's investment objective, shareholders will be given at least 30 days prior written notice.

Risk Factors

      The net asset value of the shares of the Fund can be expected to fluctuate based on the value of the securities held by the Portfolio. The Fund does not constitute a balanced or complete investment program. The Fund is subject to the general risks and considerations associated with equity investing. In addition, because the Portfolio pursues a contrarian investment approach, the Portfolio's advisers typically select common stocks that are out of favor with investors.

      Some of the securities in which the Portfolio may invest may be of smaller companies. The securities of smaller companies often trade less frequently and in more limited volume, and may be subject to more abrupt or erratic price movements, than securities of larger, more established companies. Such companies may have limited product lines, markets or financial resources, or may depend on a limited management group.

      Because the Portfolio is "non-diversified," the value of the Fund's shares is more susceptible to developments affecting issuers in which the Portfolio invests.

      For a discussion of certain other risks associated with the Portfolio's additional investment activities, see "Other Investment Practices" above.

MANAGEMENT

The Portfolio's Advisers

      The Chase Manhattan Bank ("Chase") acts as investment adviser to the Portfolio pursuant to an Investment Advisory Agreement and has overall responsibility for investment decisions of the Portfolio, subject to the oversight of the Board of Trustees. Chase is a wholly-owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase and its predecessors have over 100 years of money management experience. For its investment advisory services to the Portfolio, Chase is entitled to receive an annual fee computed daily and paid monthly based at an annual rate equal to 0.40% of the Portfolio's average daily net assets. Chase is located at 270 Park Avenue, New York, New York 10017.

      Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to the Portfolio pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly-owned operating subsidiary of Chase. CAM makes investment decisions for the Portfolio on a day-to-day basis. For these services, CAM receives a fee, payable by Chase from its advisory fee, in a mutually agreed amount. CAM was recently formed for the purpose of providing discretionary investment advisory services to institutional clients and to consolidate Chase's investment management function. The same individuals who serve as portfolio managers for Chase also serve as portfolio managers for CAM. CAM is located at 1211 Avenue of the Americas, New York, New York 10036.

      Portfolio Managers. Dave Klassen, Director of Domestic Equity Portfolio Management, and Greg Adams, Director of U.S. Equity Research, of Chase, are primarily responsible for the day-to-day management of the Portfolio. Mr. Klassen joined Chase in March 1992 and, in addition to managing the Growth and Income Portfolio, is responsible for managing several pooled equity funds. Prior to joining Chase Mr. Klassen was a vice president and portfolio manager at Dean Witter Reynolds, responsible for managing several mutual funds and other accounts. Mr. Adams joined Chase in 1987 and is also responsible for managing the Vista Equity Income Fund and co-managing the Vista Balanced Fund, as well as managing a number of Chase's pooled equity funds. In addition, Mr. Adams has been responsible for overseeing the proprietary computer model program used in the U.S. equity selection process.

ABOUT YOUR INVESTMENT

Alternative Sales Arrangements

      Class A shares. An investor who purchases Class A shares pays a sales charge at the time of purchase. As a result, Class A shares are not subject to any sales charges when they are redeemed. Certain purchases of Class A shares qualify for reduced sales charges. Class A shares have lower combined 12b-1 and service fees than Class B shares. See "How to Buy, Sell and Exchange Shares" and "Other Information Concerning the Fund."

      Class B shares. Class B shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge ("CDSC") if redeemed within a specified period after purchase. Class B shares also have higher combined 12b-1 and service fees than Class A shares.

      Class B shares automatically convert into Class A shares, based on relative net asset value, eight years after purchase. For more information about the conversion of Class B shares, see the SAI. This discussion will include information about how shares acquired through reinvestment of distributions are treated for conversion purposes. Class B shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made. Until conversion, Class B shares will have a higher expense ratio and pay lower dividends than Class A shares because of the higher combined 12b-1 and service fees. See "How to Buy, Sell and Exchange Shares" and "Other Information Concerning the Fund."

      Which arrangement is best for you? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge might consider Class B shares. Orders for Class B shares for $250,000 or more will be treated as orders for Class A shares or declined. For more information about these sales arrangements, consult your investment representative or the Fund's distributor.

HOW TO BUY, SELL AND EXCHANGE SHARES

How to Buy Shares

      You can open a fund account with as little as $2,500 ($1,000 for IRAs and SEP-IRAs) and make additional investments at any time with as little as $100. You can buy fund shares three ways-through an investment representative, through the Fund's distributor by calling the Vista Service Center, or through a systematic investment plan.

      All purchases made by check should be in U.S. dollars and made payable to the Vista Funds. Third party checks, except those payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership), credit cards and cash will not be accepted. The Fund reserves the right to reject any purchase order or cease offering shares for purchase at any time. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account for 15 business days. In addition, the redemption of shares through a Systematic Investment Plan will not be allowed for 7 calendar days.

      Buying shares through the Fund's distributor. Complete and return the enclosed application and your check in the amount you wish to invest to the Vista Service Center.

      Buying shares through systematic investing. You can make regular investments of $100 or more per month through automatic deduction from your bank checking or savings account. Shareholders electing to start this Systematic Investment Plan when opening an account should complete Section 8 of the account application. Current shareholders may begin such a plan at any time by sending a signed letter with signature guarantee to the Vista Service Center. Call the Vista Service Center at 1-800-34-VISTA for complete instructions.

      Shares are sold at the public offering price based on the net asset value next determined after the Vista Service Center receives your order. In most cases, in order to receive that day's public offering price, the Vista Service Center must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.

      If you are considering redeeming or exchanging shares or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange or transfer. Otherwise the Fund may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, the Fund will not issue certificates for your shares unless you request them.

Class A Shares

      The public offering price of Class A shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The Fund receives the net asset value. The sales charge is allocated between your broker-dealer and the Fund's distributor as shown in the following table, except when the Fund's distributor, in its discretion, allocates the entire amount to your broker-dealer.

-------------------------------------------------------------------------------
                              Sales charge as a
                                percentage of:        Amount of sales charge
  Amount of transaction at   Offering   Net amount   reallowed to dealers as a
      offering price($)       Price      invested   percentage of offering price

-------------------------------------------------------------------------------
Under 100,000                  4.75       4.99              4.00
-------------------------------------------------------------------------------
100,000 but under 250,000      3.75       3.90              3.25
-------------------------------------------------------------------------------
250,000 but under 500,000      2.50       2.56              2.25
-------------------------------------------------------------------------------
500,000 but under 1,000,000    2.00       2.04              1.75
-------------------------------------------------------------------------------

      There is no initial sales charge on purchases of Class A shares of $1 million or more.

     Except  as  stated  below,  the  Fund's  distributor  pays   broker-dealers
commissions on sales of Class A shares of $1 million or more based on an investor's cumulative purchases (excluding money market funds) during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $2.5 million, 0.75% of the next $7.5 million, 0.50% of the next $40 million and 0.20% thereafter. On sales at net asset value to a participant-directed qualified retirement plan initially investing less than $20 million in the Vista Family of Funds (including a plan with at least 50 eligible employees), the Fund's distributor pays commissions during each one-year measuring period, determined as described above, at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million and 0.50% thereafter. On sales at net asset value to all other participant-directed qualified retirement plans, the Fund's distributor pays commissions on the initial investment and on subsequent net quarterly sales at a rate of 0.15%.

Class B Shares

      Class B shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within a specified period after purchase, as shown in the table below. The following types of shares may be redeemed without charge at any time: (i) shares acquired by reinvestment of distributions and (ii) shares otherwise exempt from the CDSC, as described in "How to Buy Shares-General". For other shares, the amount of the charge is determined as a percentage of the lesser of the current market value or the cost of shares being redeemed.

Year              1     2     3     4     5     6     7     8+
--------------------------------------------------------------
CDSC              5%    4%    3%    3%    2%    1%    0%    0%

      In determining whether a CDSC is payable on any redemption, the Fund will first redeem shares not subject to any charge, and then shares held longest during the CDSC period. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from the CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price. For information on how sales charges are calculated if you exchange your shares, see "How to Exchange Your Shares." The Fund's distributor pays broker-dealers a commission of [4.00%] of the offering price on sales of Class B Shares, and the distributor receives the entire amount of any CDSC you pay.

General

      You may be eligible to buy Class A shares at reduced sales charges. Consult your investment representative or the Vista Service Center for details about Vista's combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, employee benefit plans, and other plans. Descriptions are also included in enclosed application and in the SAI.

      A participant-directed employee benefit plan participating in a "multi-fund" program approved by the Board of Trustees may include amounts invested in the other mutual funds participating in such program for purposes of determining whether the plan may purchase Class A shares at net asset value. These investments will also be included for purposes of the discount privileges and programs described above.

      The Fund may sell Class A and Class B shares at net asset value without an initial sales charge or a CDSC to the current and retired Trustees (and their families), current and retired employees (and their families) of Chase, the Fund's distributor and transfer agent or any affiliates or subsidiaries thereof, registered representatives and other employees (and their families) of broker-dealers having selected dealer agreements with the Fund's distributor, employees (and their families) of financial institutions having selected dealer agreements with the Fund's distributor (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of Vista fund shares) financial institution trust departments investing an aggregate of $1 million or more in the Vista Family of Funds and clients of certain administrators of tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in the Vista Family of Funds.

      No initial sales charge will apply to the purchase of Class A shares of the Fund by an investor seeking to invest the proceeds of a qualified retirement plan where a portion of the plan was invested in the Vista Family of Funds, any qualified retirement plan with 50 or more participants, or an individual participant in a tax-qualified plan making a tax-free rollover or transfer of assets from the plan in which Chase or an affiliate serves as trustee or custodian of the plan or manages some portion of the plan's assets.

      Purchases of Class A shares of the Fund may be made with no initial sales charge through an investment adviser or financial planner who charges a fee for their services. Purchases of Class A shares of the Fund may be made with no initial sales charge (i) by an investment adviser, broker or financial planner, provided arrangements are preapproved and purchases are placed through an omnibus account with the Fund or (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent. Such purchases may be made for retirement and deferred compensation plans and trusts used to fund those plans.

      Purchases of Class A shares of the Fund may be made with no initial sales charge in accounts opened by a bank, trust company or thrift institution which is acting as a fiduciary, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund, the Fund's distributor or the Vista Service Center.

      Shareholders of record of any Vista Fund as of November 30, 1990 and certain immediate family members may purchase Class A shares of the Fund with no initial sales charge for as long as they continue to own Class A shares of any Vista fund, provided there is no change in account registration. Shareholders of record of any portfolio of The Hanover Funds, Inc. or The Hanover Investment Funds, Inc. as of May 3, 1996 and certain related investors may purchase Class A shares of the Fund with no initial sales charge for as long as they continue to own shares of any Vista fund following this date, provided there is no change in account registration.

      The Fund may sell shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition by the Fund of assets of an investment company or personal holding company and the CDSC will be waived on redemption of shares arising out of death or disability or in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of Class B shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The SAI contains additional information about purchasing the Fund's shares at reduced sales charges.

      The Fund reserves the right to change any of these policies on purchases without an initial sales charge at any time and may reject any such purchase request.

      Shareholders of other Vista funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, shares of the Fund at net asset value.

How to Sell Shares

      You can sell your shares to the Fund any day the New York Stock Exchange is open, either directly to the Fund or through your investment representative. The Fund will only redeem shares for which it has received payment.

      Selling shares directly to the Fund. Send a signed letter of instruction to the Vista Service Center, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the Fund receives your request in proper form, less any applicable CDSC. In order to receive that day's net asset value, the Vista Service Center must receive your request before the close of regular trading on the New York Stock Exchange.

      If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee.

      If you want your redemption proceeds sent to an address other than your address as it appears on Vista's records, a signature guarantee is required. The Fund usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Vista Service Center for details.

      The Fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

      You may use Vista's Telephone Redemption Privilege to redeem shares valued up to $100,000 from your account unless you have notified the Vista Service Center of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, the Fund will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide the Fund with his or her account registration and address as it appears on the Fund's records.

      The Vista Service Center will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult the Vista Service Center.

      During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Vista Service Center by telephone. In this event, you may wish to submit a written redemption request, as described above, or contact your investment representative. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

      Systematic withdrawal. You can make regular withdrawals of $100 or more monthly, quarterly, or semiannually from an account valued at $5,000 or more ($10,000 for Class B accounts, not to exceed 12% per year).

      Selling shares through your investment representative. Your investment representative must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Vista Service Center, and may charge you for its services.

      Redemption of accounts of less than $500. The Fund may involuntarily redeem your shares if at such time the aggregate net asset value of the shares in your account is less than $500. In the event of any such redemption, you will receive at least 60 days notice prior to the redemption. In the event the Fund redeems Class B shares pursuant to this provision, no CDSC will be imposed.

How to Exchange Your Shares

      You can exchange your shares for shares of the same class of certain other Vista funds at net asset value beginning 15 days after purchase. Not all Vista funds offer all classes of shares. The prospectus of the other Vista fund into which shares are being exchanged should be read carefully and retained for future reference. If you exchange shares subject to CDSC, the transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. The CDSC will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest CDSC applicable to your class of shares. In computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

      An exchange of Class B shares into any of the Vista money market funds other than the Class B shares of the Vista Prime Money Market Fund will be treated as a redemption -- and therefore subject to the conditions of the CDSC -- and a subsequent purchase. Class B shares of any Vista non-money market Fund may be exchanged into the Class B shares of the Vista Prime Money Market Fund in order to continue the aging of the initial purchase of such shares.

      To exchange your shares, simply complete an Exchange Authorization Form and send it to the Vista Service Center. The form is available from the Vista Service Center. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. The Vista Service Center's procedures for telephone transactions are described under "How to Sell Shares." The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding. Ask your investment representative or the Vista Service Center for prospectuses of other Vista funds. Shares of certain Vista funds are not available to residents of all states.

      The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Vista management or the Trustees believe doing so would be in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. In addition, any shareholder who makes more than ten exchanges of shares involving a Fund in a year or three in a calendar quarter will be charged a $5.00 administration fee for each such exchange. Shareholders would be notified of any such action to the extent required by law. Consult the Vista Service Center before requesting an exchange. See the SAI to find out more about the exchange privilege.

      Reinstatement privilege. Class A shareholders have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of the redemption, accompanied by payment for the shares (not in excess of the redemption). Class B shareholders who have redeemed their shares and paid a CDSC with such redemption may purchase Class A shares with no initial sales charge (in an amount not in excess of their redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B shares.

HOW THE FUND VALUES ITS SHARES

      The net asset value of each class of the Fund's shares is determined once daily based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time, however, options are priced at 4:15 p.m.), on each business day of the Fund, by dividing the net assets of the Fund attributable to that class by the total number of outstanding shares of that class. Values of assets held by the Fund (i.e., the value of its investment in the Portfolio and its other assets) are determined on the basis of their market or other fair value, as described in the SAI.

HOW DISTRIBUTIONS ARE MADE; TAX INFORMATION

      The Fund distributes any net investment income at least quarterly and any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. Distributions paid by the Fund with respect to Class A shares will generally be greater than those paid with respect to Class B shares because expenses attributable to Class B shares will generally be higher.

      You can choose from three distribution options: (1) reinvest all distributions in additional Fund shares without a sales charge; (2) receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares without a sales charge; or (3) receive all distributions in cash. You can change your distribution option by notifying the Vista Service Center in writing. If you do not select an option when you open your account, all distributions will be reinvested. All distributions not paid in cash will be reinvested in shares of the class on which the distributions are paid. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the quarter in which the reinvestment occurs.

      If a check representing Fund distribution is not cashed within a specified period, the Vista Service Center will notify you that you have the option of requesting another check or reinvesting the distribution in the Fund or in another Vista fund. If the Vista Service Center does not receive your election, the distribution will be reinvested in the Fund. Similarly, if correspondence sent by the Fund or the Vista Service Center is returned as "undeliverable," distributions will automatically be reinvested in the Fund.

      The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Fund intends to distribute substantially all of its ordinary income and capital gain net income on a current basis. If the Fund does not qualify as a regulated investment company for any taxable year or does not make such distributions, the Fund will be subject to tax on all of its income and gains.

      All Fund distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

      Investors should be careful to consider the tax implications of purchasing shares just prior to the next distribution date. Those investors purchasing shares just prior to a distribution will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of such purchase reflected the amount of such distribution.

      Early in each calendar year the Fund will notify you of the amount and tax status of distributions paid to you by the Fund for the preceding year.

      The foregoing is a summary of certain federal income tax consequences of investing in the Fund. You should consult your tax adviser to determine the precise effect of an investment in the Fund on your particular tax situation (including possible liability for state and local taxes and, for foreign shareholders, U.S. withholding taxes).

OTHER INFORMATION CONCERNING THE FUND

                              Distribution Plans

      The Fund's distributor is Vista Broker-Dealer Services, Inc. ("VBDS"). VBDS is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. The Trust has adopted Rule 12b-1 distribution plans for Class A and Class B shares which provide that the Fund will pay distribution fees at annual rates of up to 0.25% and 0.75% annually of the average daily net assets attributable to Class A and Class B shares of the Fund, respectively. Payments under the distribution plans shall be used to compensate or reimburse the Fund's distributor and broker-dealers for services provided and expenses incurred in connection with the sale of Class A and Class B shares, and are not tied to the amount of actual expenses incurred. Payments may be used to compensate broker-dealers with trail or maintenance commissions at an annual rate of up to 0.20% of the average daily net asset value of Class A shares, or 0.25% of the average daily net asset value of the Class B shares maintained in the Fund by customers of these broker-dealers. Trail or maintenance commissions are paid to broker-dealers beginning the 13th month following the purchase of shares by their customers. Some activities intended to promote the sale of Class A and Class B shares will be conducted generally by the Vista Family of Funds, and activities intended to promote the Fund's Class A and Class B shares may also benefit the Fund's other shares and other Vista funds.

      Class A shares are also permitted to pay an additional fee at an annual rate of up to 0.05% of its average daily net asset value in anticipation of, or as reimbursement for, expenses incurred in connection with print or electronic media advertising in connection with the sale of Fund shares. When such expenses are incurred, the maximum compensation paid by the Class A shares under the Class A distribution plan would be at an annual rate of 0.25% of its average daily net asset value.

      VBDS may provide promotional incentives to broker-dealers that meet specified sales targets for one or more Vista funds. These incentives may include gifts of up to $100 per person annually; an occasional mean. ticket to a sporting event or theater or entertainment for broker-dealers and their guests; and payment or reimbursement for travel expenses, including lodging and meals, in connection with attendance at training and educational meetings within and outside the U.S.

                         Shareholder Servicing Agents

      The Trust has entered into shareholder servicing agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers who beneficially own or Class A and Class B shares of the Fund. These services include assisting with purchase and redemption transactions, maintaining shareholder accounts and records, furnishing customer statements, transmitting shareholder reports and communications to customers and other similar shareholder liaison services. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of or Class A and Class B shares of the Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship. Shareholder servicing agents may subcontract with other parties for the provision of shareholder support services.

      Shareholder servicing agents may offer additional services to their customers, including specialized procedures for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption plans. Each shareholder servicing agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain shareholder servicing agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees an amount not exceeding such other fees or the fees for their services as shareholder servicing agents.

                      Administrator and Sub-Administrator

      Chase acts as the administrator for the Fund and the Portfolio and is entitled to receive from each of the Fund and the Portfolio a fee computed daily and paid monthly at an annual rate equal to 0.05% of their respective average daily net assets.

      VBDS provides certain sub-administrative services to the Fund pursuant to its distribution and sub- administration agreement and is entitled to receive a fee for these services from the Fund at an annual rate equal to 0.05% of the Fund's average daily net assets. VBDS has agreed to use a portion of this fee to pay for certain expenses incurred in connection with organizing new series of the Trust and certain other ongoing expenses of the Trust. VBDS is located at 125 West 55th Street, New York, New York 10019.

                                   Custodian

      Chase acts as custodian and fund accountant for the Fund and receives compensation under an agreement with the Trust. Fund securities and cash may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees.

                                   Expenses

      The Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees: registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Fund's custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Fund. Shareholder servicing and distribution fees are allocated to specific classes of the Fund. In addition, the Fund may allocate transfer agency and certain other expenses by class. Service providers to the Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

                    Organization and Description of Shares

      The Fund is a portfolio of Mutual Fund Group, an open-end management investment company organized as a Massachusetts business trust in 1987 (the "Trust"). The Trust has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each class of the Fund generally vote together except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

      The Fund issues multiple classes of shares. This Prospectus relates only to Class A and Class B shares of the Fund. The Fund offers other classes of shares in addition to these classes. The categories of investors that are eligible to purchase shares and minimum investment requirements may differ for each class of Fund shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which will affect the relative performance of the different classes. Investors may call 1-800-34-VISTA to obtain additional information about other classes of shares of the Fund that are offered. Any person entitled to receive compensation for selling or servicing shares of the Fund may receive different levels of compensation with respect to one class of shares over another.

      The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. The Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust.

      Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

            Unique Characteristics of Master/Feeder Fund Structure

      Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Fund invests all of its investable assets in the Portfolio, a separate registered investment company. Therefore, a shareholder's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, other investors investing in the Portfolio are not required to sell their shares at the same public offering prices as the Fund. Shareholders of the Fund should be aware that these differences may result in differences in returns experienced in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures.

      Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. However, this possibility also exists for traditionally structured funds which have large or institutional investors. Funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as do the Fund's shareholders. Shares of the Fund for which no voting instructions have been received will be voted in the same proportion as those shares for which voting instructions are received. Certain changes in the Portfolio's objective, policies or restrictions may require the Trust to withdraw the Fund's interest in the Portfolio. Any withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Portfolio). The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

      State securities regulations generally do not permit the same individuals who are disinterested Trustees of the Trust to be Trustees of the Portfolio absent the adoption of written procedures by a majority of the disinterested Trustees of the Trust reasonably appropriate to deal with potential conflicts of interest up to and including creating a separate Board of Trustees. The Trustees of the Trust, including a majority of the disinterested Trustees, have adopted procedures they believe are reasonably appropriate to deal with any conflict of interest up to and including creating a separate Board of Trustees.

      Investors in the Fund may obtain information about whether an investment in the Portfolio may be available through other funds by writing the Vista Service Center.

                          Certain Regulatory Matters

      Banking laws, including the Glass-Steagall Act as currently interpreted, prohibit bank holding companies and their affiliates from sponsoring, organizing, controlling, or distributing shares of, mutual funds, and generally prohibit banks from issuing, underwriting, selling or distributing securities. These laws do not prohibit banks or their affiliates from acting as investment adviser, administrator or custodian to mutual funds or from purchasing mutual fund shares as agent for a customer. Chase and the Trust believe that Chase (including its affiliates) may perform the services to be performed by it as described in this Prospectus without violating such laws. If future changes in these laws or interpretations required Chase to alter or discontinue any of these services, it is expected that the Board of Trustees would recommend alternative arrangements and that investors would not suffer adverse financial consequences. State securities laws may differ from the interpretations of banking law described above and banks may be required to register as dealers pursuant to state law.

      Chase and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of the Fund, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Chase and its affiliates deal, trade and invest for their own accounts in U.S. Government obligations, municipal obligations and commercial paper and are among the leading dealers of various types of U.S. Government obligations and municipal obligations. Chase and its affiliates may sell U.S. Government obligations and municipal obligations to, and purchase them from, other investment companies sponsored by the Fund's distributor or affiliates of the distributor. Chase will not invest the Fund's assets in any U.S. Government obligations, municipal obligations or commercial paper purchased from itself or any affiliate, although under certain circumstances such securities may be purchased from other members of an underwriting syndicate in which Chase or an affiliate is a non-principal member. This restriction may limit the amount or type of U.S. Government obligations, municipal obligations or commercial paper available to be purchased by the Fund. Chase has informed the Fund that in making its investment decisions, it does not obtain or use material inside information in the possession of any other division or department of Chase, including the division that performs services for the Fund as custodian, or in the possession of any affiliate of Chase. Shareholders of the Fund should be aware that, subject to applicable legal or regulatory restrictions, Chase and its affiliates may exchange among themselves certain information about the shareholder and his account. Transactions with affiliated broker-dealers will only be executed on an agency basis in accordance with applicable federal regulations.

PERFORMANCE INFORMATION

      The Fund's investment performance may from time to time be included in advertisements about the Fund. Performance is calculated separately for each class of shares. "Yield" for each class of shares is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share of such class on the last day of that period.

      "Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the

Fund invested at the maximum public offering price (in the case of Class A shares) or reflecting the deduction of any applicable contingent deferred sales charge (in the case of Class B shares). Total return reflects the deduction of the maximum initial sales charge in the case of Class A shares, but does not reflect the deduction of any contingent deferred sales charge in the case of Class B shares. Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if such sales charges were used.

      All performance data is based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, the Fund's operating expenses and which class of shares you purchase. Investment performance also often reflects the risks associated with the Fund's investment objectives and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. Quotation of investment performance for any period when a fee waiver or expense limitation was in effect will be greater than if the waiver or limitation had not been in effect. The Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services. See the SAI.

MAKE THE MOST OF YOUR VISTA PRIVILEGES

The following services are available to you as a Vista mutual fund shareholder.

o SYSTEMATIC INVESTMENT PLAN - Invest as much as you wish ($100 or more) in the first or third week of any month. The amount will be automatically transferred from your checking or savings account.

o SYSTEMATIC WITHDRAWAL - Make regular withdrawals of $100 or more monthly, quarterly, or semiannually from an account valued at $5,000 or more ($10,000 for Class B accounts).

o SYSTEMATIC EXCHANGE - Transfer assets automatically from one Vista account to another on a regular, prearranged basis. There is no additional charge for this service.

o FREE EXCHANGE PRIVILEGE - Exchange money between Vista funds in the same class of shares without charge. The exchange privilege allows you to adjust your investments as your objectives change.
      A signature guarantee is required for exchanges of more than $500,000.

Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange and systematic withdrawal or exchange.

o REINSTATEMENT PRIVILEGE - Class A shareholders have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of the redemption, accompanied by payment for the shares (not in excess of the redemption).

      Class B shareholders who have redeemed their shares and paid a CDSC with such redemption may purchase Class A shares with no initial sales charge (in an amount not in excess of their redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B shares.

For more information about any of these services and privileges, call your shareholder servicing agent, investment representative or the Vista Service Center at 1-800-34-VISTA. These privileges are subject to change or termination.

VISTA FAMILY OF FUNDS

Vista Service Center
P.O. Box 419392
Kansas City, MO 64141-6392

Transfer Agent
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105

Legal Counsel
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

                                   PROSPECTUS

                        VISTA[SM] GROWTH AND INCOME FUND
                             Institutional Shares

                                  May 6, 1996

      Investment Strategy:  Growth and Income

      This Prospectus explains concisely what you should know before investing. Please read it carefully and keep it for future reference. You can find more detailed information about the Fund in its May 6, 1996 Statement of Additional Information, as amended periodically (the "SAI"). For a free copy of the SAI, call the Vista Service Center at 1-800-622-4273. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

      The Fund, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks its investment objective by investing all of its investable assets in Growth and Income Portfolio (the "Portfolio"), an open-end management investment company with investment objectives identical to those of the Fund. Investors should carefully consider this investment approach. For additional information regarding this unique investment structure, see "Unique Characteristics of Master/Feeder Fund Investment Structure" on page 13.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      INVESTMENTS IN THE FUND ARE SUBJECT TO RISK--INCLUDING POSSIBLE LOSS OF PRINCIPAL--AND WILL FLUCTUATE IN VALUE. SHARES OF THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS



Expense Summary........................................................

Fund Objective.........................................................

Investment Policies....................................................

Management.............................................................

How to Purchase, Redeem and Exchange Shares............................

How the Fund Values its Shares.........................................

How Distributions are Made; Tax Information............................

Other Information Concerning the Fund..................................

Performance Information................................................

 EXPENSE SUMMARY

      Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs from investing in the Fund based on expenses incurred in the most recent fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


Annual Fund Operating Expenses
(as percentage of average net assets)

Investment Advisory Fee............................................ 0.40%

12b-1 Fee..........................................................  None

Shareholder Servicing Fee.......................................... 0.25%

Other Expenses..................................................... 0.35%
                                                                    -----

Total Fund Operating Expenses...................................... 1.00%
                                                                    =====


Example

      Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                 1 Year   3 Year   5 Years 10 Years
                                 ------   ------   ------- --------

      Institutional Shares.....    $10      $32      $55     $122




      The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. The examples should not be considered representations of past or future expenses or returns; actual expenses and returns may be greater or less than shown.

      Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund. The Fund understands that Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts. See "How to Purchase, Redeem and Exchange Shares."

FUND OBJECTIVES

      Vista Growth and Income Fund seeks to provide long-term capital appreciation and dividend income. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objectives.

INVESTMENT POLICIES

Investment Approach

      The Fund seeks to achieve its objective by investing all of its investable assets in the Portfolio. The Portfolio invests in a common stocks of issuers with a broad range of market capitalizations. Under normal market conditions, the Portfolio will invest at least 80% of its total assets in common stocks. In addition, the Portfolio may invest up to 20% of its total assets in convertible securities.

      The Portfolio's advisers generally will pursue a "contrarian" investment approach. The Portfolio's stocks will usually have a relatively low price to earnings ratio, a low ratio of market price to book value, or underlying asset values that the Portfolio's advisers believe are not fully reflected in the current market price. The advisers believe that the market risk involved in this investment approach will be moderated to an extent by the anticipated dividend returns on the stocks in which the Portfolio invests.

      The Portfolio is classified as a "non-diversified" fund under federal securities law. The Portfolio's assets may be more concentrated in the securities of any single issuer or group of issuers than if the Portfolio were diversified.

      The Portfolio may invest any portion of its assets not invested as described above in high quality money market instruments and repurchase agreements. For temporary defensive purposes, the Portfolio may invest without limitation in these instruments as well as investment grade debt securities. To the extent that the Portfolio departs from its investment policies during temporary defensive periods, the Fund's investment objective may not be achieved.

Fund Structure

      The Portfolio has an objective identical to that of the Fund. The Fund may withdraw its investment from the Portfolio at any time if the Trustees determine that it is in the best interest of the Fund to do so. Upon any such withdrawal, the Trustees would consider what action might be taken, including investing all of the Fund's investable assets in another pooled investment entity having substantially the same objective and policies as the Fund or retaining an investment adviser to manage the Fund's assets directly.

Other Investment Practices

      The Portfolio may also engage in the following investment practices, when consistent with the Portfolio's overall objective and policies. These practices, and certain associated risks, are more fully described in the SAI.

      Foreign Securities. The Portfolio may invest up to 20% of its total assets in foreign securities, including Depositary Receipts. Since foreign securities are normally denominated and traded in foreign currencies, the values of the Portfolio's foreign investments may be affected favorably or unfavorably by currency exchange rates and exchange control regulations. There may be less information publicly available about foreign companies than U.S. companies, and they are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. The securities of foreign companies may be less liquid and more volatile than the securities of comparable U.S. companies. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Portfolio's assets held abroad) and expenses. It is possible that nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments could affect the value of the Portfolio's investments in certain foreign countries. Foreign laws may restrict the ability to invest in certain countries or issuers and special tax considerations will apply to foreign securities. The risks can increase if the Portfolio invests in securities of issuers in emerging markets.

      The Portfolio may invest its assets in securities of foreign issuers in the form of American Depositary Receipts, European Depositary Receipts or other similar securities representing securities of foreign issuers (collectively, "Depositary Receipts"). The Portfolio treats Depositary Receipts as interests in the underlying securities for purposes of its investment policies. The Portfolio will limit its investment in Depositary Receipts not sponsored by the issuer of the underlying securities to no more than 5% of the value of its net assets (at the time of investment).

      Supranational and ECU Obligations. The Portfolio may invest in securities issued by supranational organizations, which include organizations such as The World Bank, the European Community, the European Coal and Steel Community and the Asian Development Bank. The Portfolio may also invest in securities denominated in the ECU, which is a "basket" consisting of specified amounts of the currencies of certain member states of the European Community. These securities are typically issued by European governments and supranational organizations.

      Convertible Securities. The Portfolio may invest up to 20% of its net assets in convertible securities, which are securities generally offering fixed interest or dividend yields which may be converted either at a stated price or stated rate for common or preferred stock. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase, and increase as interest rates decline. Because of the conversion feature, the market value of convertible securities also tends to vary with fluctuations in the market value of the underlying common or preferred stock.

      Money Market Instruments. The Portfolio may invest in cash or high-quality, short-term money market instruments. Such instruments may include U.S. Government securities, commercial paper of domestic and foreign issuers and obligations of domestic and foreign banks. Investments in foreign money market instruments may involve certain risks associated with foreign investment.

      Investment Grade Debt Securities. Investment grade debt securities are securities rated in the category BBB or higher by Standard & Poor's Corporation ("S&P"), Baa or higher by Moody's Investors Services, Inc. ("Moody's") or the equivalent by another national rating organiztion, or, if unrated, determined by the advisers to be of equivalent quality.

      Investment Grade Debt Securities. Investment grade debt securities are securities rated in the category BBB or higher by Standard & Poor's Corporation ("S&P"), Baa or higher by Moody's Investors Services, Inc. ("Moody's") or the equivalent by another national rating organiztion, or, if unrated, determined by the advisers to be of equivalent quality.

      Repurchase Agreements and Forward Commitments. The Portfolio may enter into agreements to purchase and resell securities at an agreed-upon price and time. These transactions must be fully collateralized at all times. The Portfolio may purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk to the Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral or completing the transaction.

      Borrowings and Reverse Repurchase Agreements. The Portfolio may borrow money from banks for temporary or short-term purposes, but will not borrow for leveraging purposes. The Portfolio may also sell and simultaneously commit to repurchase a portfolio security at an agreed-upon price and time, to avoid selling securities during unfavorable market conditions in order to meet redemptions. Whenever the Portfolio enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). The Portfolio would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws.

      Stand-By Commitments. The Portfolio may enter into put transactions, including transactions sometimes referred to as stand-by commitments, with respect to securities in its portfolio. In these transactions, the Portfolio would acquire the right to sell a security at an agreed upon price within a specified period prior to its maturity date. These transactions involve some risk to the Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral or completing the transaction. Acquisition of puts will have the effect of increasing the cost of the securities subject to the put and thereby reducing the yields otherwise available from such securities.

      Other Investment Companies. The Portfolio may invest up to 10% of its total assets in shares of other investment companies, subject to applicable regulatory limitations.

      STRIPS. The Portfolio may invest up to 20% of its total assets in separately traded principal and interest components of securities backed by the full faith and credit of the U.S. Government, including instruments known as "STRIPS". The interest component of these instruments may be more volatile than that of similar government securities with comparable maturities.

      Derivatives and Related Instruments. The Portfolio may invest its assets in derivative and related instruments to hedge various market risks or to increase the Portfolio's income or gain. Some of these instruments will be subject to asset segregation requirements to cover the Portfolio's obligations. The Portfolio may (i) purchase, write and exercise call and put options on securities and securities indexes (including using options in combination with securities, other options or derivative instruments); (ii) enter into swaps, futures contracts and options on futures contracts; (iii) employ forward currency contracts; and (iv) purchase and sell structured products, which are instruments designed to restructure or reflect the characteristics of certain other investments.

      There are a number of risks associated with the use of derivatives and related instruments and no assurance can be given that any strategy will succeed. The value of certain derivatives or related instruments in which the Portfolio invests may be particularly sensitive to changes in prevailing economic conditions and market value. The ability of the Portfolio to successfully utilize these instruments may depend in part upon the ability of the Portfolio's advisers to forecast these factors correctly. Inaccurate forecasts could expose the Portfolio to a risk of loss. There can be no guarantee that there will be a correlation between price movements in a hedging instrument and in the portfolio assets being hedged. The Portfolio is not required to use any hedging strategies. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. Derivatives transactions not involving hedging may have speculative characteristics, involve leverage and result in more risk to the Portfolio than hedging strategies using the same instruments. There can be no assurance that a liquid market will exist at a time when the Portfolio seeks to close out a derivatives position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in derivatives markets. In certain instances, particularly those involving over-the-counter transactions or forward contracts, there is a greater potential that a counterparty or broker may default. In the event of a default, the Portfolio may experience a loss. For additional information concerning derivatives, related instruments and the associated risks, see the SAI.

Limiting Investment Risks

      Specific investment restrictions help the Portfolio limit investment risks for the Fund's shareholders. These restrictions prohibit the Portfolio from: (a) with respect to 50% of its assets, holding more than 10% of the voting securities of any issuer; (b) investing more than 15% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees); or (c) investing more than 25% of its total assets in any one industry. A complete description of these and other investment policies is included in the SAI. Except for restriction (c) above and investment policies designated as fundamental in the SAI, the investment policies (including their investment objective) of the Portfolio and the Fund are not fundamental. Shareholder approval is not required to change any non-fundamental investment policy. However, in the event of a change in the Fund's or Portfolio's investment objective, shareholders will be given at least 30 days prior written notice.

Risk Factors

      The net asset value of the shares of the Fund can be expected to fluctuate based on the value of the securities held by the Portfolio. The Fund does not constitute a balanced or complete investment program. The Fund is subject to the general risks and considerations associated with equity investing. In addition, because the Portfolio pursues a contrarian investment approach, the Portfolio's advisers typically select common stocks that are out of favor with investors.

      Some of the securities in which the Portfolio may invest may be of smaller companies. The securities of smaller companies often trade less frequently and in more limited volume, and may be subject to more abrupt or erratic price movements, than securities of larger, more established companies. Such companies may have limited product lines, markets or financial resources, or may depend on a limited management group.

      Because the Portfolio is "non-diversified," the value of the Fund's shares is more susceptible to developments affecting issuers in which the Portfolio invests.

      For a discussion of certain other risks associated with the Portfolio's additional investment activities, see "Other Investment Practices" above.

MANAGEMENT

The Portfolio's Advisers

      The Chase Manhattan Bank ("Chase") acts as investment adviser to the Portfolio pursuant to an Investment Advisory Agreement and has overall responsibility for investment decisions of the Portfolio, subject to the oversight of the Board of Trustees. Chase is a wholly-owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase and its predecessors have over 100 years of money management experience. For its investment advisory services to the Portfolio, Chase is entitled to receive an annual fee computed daily and paid monthly based at an annual rate equal to 0.40% of the Portfolio's average daily net assets. Chase is located at 270 Park Avenue, New York, New York 10017.

      Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to the Portfolio pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly-owned operating subsidiary of Chase. CAM makes investment decisions for the Portfolio on a day-to-day basis. For these services, CAM receives a fee, payable by Chase from its advisory fee, in a mutually agreed amount. CAM was recently formed for the purpose of providing discretionary investment advisory services to institutional clients and to consolidate Chase's investment management function. The same individuals who serve as portfolio managers for

Chase also serve as portfolio managers for CAM. CAM is located at 1211 Avenue of the Americas, New York, New York 10036.

      Portfolio Managers. Dave Klassen, Director of Domestic Equity Management, and Greg Adams, Director of U.S. Equity Research, of Chase, are responsible for the day-to-day management of the Portfolio. Mr. Klassen joined Chase in March 1992 and, in addition to managing the Growth and Income Portfolio, is responsible for managing several pooled equity funds. Prior to joining Chase Mr. Klassen was a vice president and portfolio manager at Dean Witter Reynolds, responsible for managing several mutual funds and other accounts. Mr. Adams joined Chase in 1987 and is also responsible for managing the Vista Equity Income Fund and co-managing the Vista Balanced Fund, as well as managing a number of Chase's pooled equity funds. In addition, Mr. Adams has been responsible for overseeing the proprietary computer model program used in the U.S. equity selection process.

HOW TO PURCHASE, REDEEM, AND EXCHANGE SHARES

How to Purchase Shares

      Institutional Shares may be purchased through selected financial service firms, such as broker-dealer firms and banks ("Dealers") who have entered into a selected dealer agreement with the Fund's distributor on each business day during which the New York Stock Exchange is open for trading ("Fund Business Day"). Qualified investors are defined as institutions, trusts, partnerships, corporations, qualified and other retirement plans and fiduciary accounts opened by a bank, trust company or thrift institution which exercise investment authority over such accounts. The Fund reserves the right to reject any purchase order or cease offering shares for purchase at any time.

      Institutional Shares are sold at their public offering price, which is their next determined net asset value. Orders received by Dealers prior to the New York Stock Exchange closing time are confirmed at that day's offering price, provided the order is received by the Vista Service Center prior to its close of business. Dealers are responsible for forwarding orders for the purchase of shares on a timely basis. Fund shares normally will be maintained in book entry form and share certificates will be issued only upon request. Management reserves the right to refuse to sell shares of the Fund to any institution.

      Federal regulations require that each investor provide a certified Taxpayer Identification Number upon opening an account.

Minimum Investments

      The Fund has established a minimum initial investment amount of $1,000,000 for the purchase of Institutional Shares. There is no minimum for subsequent investments. Purchases of Institutional Shares offered by other non-money market Vista funds may be aggregated with purchases of Institutional Shares of the Fund to meet the $1,000,000 minimum initial investment amount requirement.

How to Redeem Shares

      You may redeem all or any portion of the shares in your account at any time at the net asset value next determined after a redemption request in proper form is furnished by you to your Dealer and transmitted to and received by the Vista Service Center. A wire redemption may be requested by telephone or wire to the Vista Service Center. For telephone redemptions, call the Vista Service Center at 1-800-622-4273.

      In making redemption requests, the names of the registered shareholders on your account and your account number must be supplied, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the Fund receives your request in proper form. In order to receive that day's net asset value, the Vista Service Center must receive your request before the close of regular trading on the New York Stock Exchange.

      The Fund generally sends you payment for your shares by wire in federal funds on the business day after your request is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

      You may use Vista's Telephone Redemption Privilege to redeem shares valued up to $1,000,000 from your account unless you have notified the Vista Service Center of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, the Fund will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide the Fund with his or her account registration and address as it appears on the Fund's records.

      The Vista Service Center will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult the Vista Service Center.

      During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Vista Service Center by telephone. In this event, you may wish to submit a written redemption request or contact your Dealer. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

      Selling shares through your Dealer. Your Dealer must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your Dealer will be responsible for furnishing all necessary documentation to the Vista Service Center, and may charge you for its services.

      Redemption of accounts of less than $1,000,000. The Fund may involuntarily redeem your shares if at such time the aggregate net asset value of the shares in your account is less than $1,000,000. In the event of any such redemption, you will receive at least 60 days notice prior to the redemption.

How to Exchange Your Shares

      You can exchange your shares for Institutional Shares of certain other Vista funds at net asset value beginning 15 days after purchase. Not all Vista funds offer Institutional Shares. The prospectus of the other Vista fund into which shares are being exchanged should be read carefully prior to any exchange and retained for future reference.

      To exchange your shares, simply complete an Exchange Authorization Form and send it to the Vista Service Center. The form is available from the Vista Service Center. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. The Vista Service Center's procedures for telephone transactions are described under "How to Sell Shares." The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding. Ask your investment representative or the Vista Service Center for prospectuses of other Vista funds. Shares of certain Vista funds are not available to residents of all states.

      The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Vista management or the Trustees believe doing so would be in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. In addition, any shareholder who makes more than ten exchanges of shares involving a Fund in a year or three in a calendar quarter will be charged a $5.00 administration fee for each such exchange. Shareholders would be notified of any such action to the extent required by law. Consult the Vista Service Center before requesting an exchange. The exchange privilege is subject to change or termination. See the SAI to find out more about the exchange privilege.

HOW THE FUND VALUES ITS SHARES

      The net asset value of each class of the Fund's shares is determined once daily based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time, however, options are priced at 4:15 p.m.), on each business day of the Fund, by dividing the net assets of the Fund attributable to that class by the total number of outstanding shares of that class. Values of assets held by the Fund (i.e., the value of its investment in the Portfolio and its other assets) are determined on the basis of their market or other fair value, as described in the SAI.


HOW DISTRIBUTIONS ARE MADE; TAX INFORMATION

      The Fund distributes any net investment income at least quarterly and any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers.

      You can choose from three distribution options: (1) reinvest all distributions in additional Fund shares; (2) receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares; or (3) receive all distributions in cash. You can change your distribution option by notifying the Vista Service Center in writing. If you do not select an option when you open your account, all distributions will be reinvested. All distributions not paid in cash will be reinvested in shares of the class on which the distributions are paid. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the quarter in which the reinvestment occurs.

      If a check representing Fund distribution is not cashed within a specified period, the Vista Service Center will notify you that you have the option of requesting another check or reinvesting the distribution in the Fund or in another Vista fund. If the Vista Service Center does not receive your election, the distribution will be reinvested in the Fund. Similarly, if correspondence sent by the Fund or the Vista Service Center is returned as "undeliverable," distributions will automatically be reinvested in the Fund.

      The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Fund intends to distribute substantially all of its ordinary income and capital gain net income on a current basis. If the Fund does not qualify as a regulated investment company for any taxable year or does not make such distributions, the Fund will be subject to tax on all of its income and gains.

      All Fund distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

      A portion of the ordinary income dividends paid by the Fund may qualify for the 70% dividends-received deduction for corporate shareholders.

      Investors should be careful to consider the tax implications of purchasing shares just prior to the next distribution date. Those investors purchasing shares just prior to a distribution will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of such purchase reflected the amount of such distribution.

      Early in each calendar year the Fund will notify you of the amount and tax status of distributions paid to you by the Fund for the preceding year.

      The foregoing is a summary of certain federal income tax consequences of investing in the Fund. You should consult your tax adviser to determine the precise effect of an investment in the Fund on your particular tax situation (including possible liability for state and local taxes and, for foreign shareholders, U.S. withholding taxes).

OTHER INFORMATION CONCERNING THE FUND

                         Shareholder Servicing Agents

      The Trust has entered into shareholder servicing agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers who beneficially own Institutional Shares of the Fund. These services include assisting with purchase and redemption transactions, maintaining shareholder accounts and records, furnishing customer statements, transmitting shareholder reports and communications to customers and other similar shareholder liaison services. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of Institutional Shares of the Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship. Shareholder servicing agents may subcontract with other parties for the provision of shareholder support services.

      Shareholder servicing agents may offer additional services to their customers, including specialized procedures for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption plans. Each shareholder servicing agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain shareholder servicing agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees an amount not exceeding such other fees or the fees for their services as shareholder servicing agents.

                                 Administrator

      Chase acts as the administrator for the Fund and the Portfolio and is entitled to receive from each of the Fund and the Portfolio a fee computed daily and paid monthly at an annual rate equal to 0.05% of their respective average daily net assets.

                       Sub-Administrator and Distributor

      Vista Broker-Dealer Services, Inc. ("VBDS") acts as the Fund's sub-administrator and distributor. VBDS is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. For the sub-administrative services it performs, VBDS is entitled to receive a fee from the Fund at an annual rate equal to 0.05% of the Fund's average daily net assets. VBDS has agreed to use a portion of this fee to pay for certain expenses incurred in connection with organizing new series of the Trust and certain other ongoing expenses of the Trust. VBDS is located at 125 West 55th Street, New York, New York 10019.

                                   Custodian

      Chase acts as custodian and fund accountant for the Fund and receives compensation under an agreement with the Trust. Fund securities and cash may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees.

                                   Expenses

      The Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees: registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Fund's custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Fund. Shareholder servicing and distribution fees are allocated to specific classes of the Fund. In addition, the Fund may allocate transfer agency and certain other expenses by class. Service providers to the Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

                    Organization and Description of Shares

      The Fund is a portfolio of Mutual Fund Group, an open-end management investment company organized as a Massachusetts business trust in 1987 (the "Trust"). The Trust has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each class of the Fund generally vote together except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

      The Fund issues multiple classes of shares. This Prospectus relates only to Institutional Shares of the Fund, one class of shares offered by the Fund. Institutional Shares may be purchased only by qualified investors that make an initial investment of $1,000,000 or more. "Qualified investors" are defined as institutions, trusts, partnerships, corporations, qualified and other retirement plans and fiduciary accounts opened by a bank, trust company or thrift institution which exercises investment authority over such accounts. The Fund offers other classes of shares in addition to these classes. The categories of investors that are eligible to purchase shares may differ for each class of Fund shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which will affect the relative performance of the different classes. Investors may call 1-800-622-4273 to obtain additional information about other classes of shares of the Fund that are offered. Any person entitled to receive compensation for selling or servicing shares of the Fund may receive different levels of compensation with respect to one class of shares over another.

      The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. The Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust.

      Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

            Unique Characteristics of Master/Feeder Fund Structure

            Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Fund invests all of its investable assets in the Portfolio, a separate registered investment company. Therefore, a shareholder's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, other investors investing in the Portfolio are not required to sell their shares at the same public offering prices as the Fund. Shareholders of the Fund should be aware that these differences may result in differences in returns experienced in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures.

            Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. However, this possibility also exists for traditionally structured funds which have large or institutional investors. Funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as do the Fund's shareholders. Shares of the Fund for which no voting instructions have been received will be voted in the same proportion as those shares for which voting instructions are received. Certain changes in the Portfolio's objective, policies or restrictions may require the Trust to withdraw the Fund's interest in the Portfolio. Any withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Portfolio). The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

            State securities regulations generally do not permit the same individuals who are disinterested Trustees of the Trust to be Trustees of the Portfolio absent the adoption of written procedures by a majority of the disinterested Trustees of the Trust reasonably appropriate to deal with potential conflicts of interest up to and including creating a separate Board of Trustees. The Trustees of the Trust, including a majority of the disinterested Trustees, have adopted procedures they believe are reasonably appropriate to deal with any conflict of interest up to and including creating a separate Board of Trustees.

            Investors in the Fund may obtain information about whether an investment in the Portfolio may be available through other funds by writing the Vista Service Center.

                          Certain Regulatory Matters

      Banking laws, including the Glass-Steagall Act as currently interpreted, prohibit bank holding companies and their affiliates from sponsoring, organizing, controlling, or distributing shares of, mutual funds, and generally prohibit banks from issuing, underwriting, selling or distributing securities. These laws do not prohibit banks or their affiliates from acting as investment adviser, administrator or custodian to mutual funds or from purchasing mutual fund shares as agent for a customer. Chase and the Trust believe that Chase (including its affiliates) may perform the services to be performed by it as described in this Prospectus without violating such laws. If future changes in these laws or interpretations required Chase to alter or discontinue any of these services, it is expected that the Board of Trustees would recommend alternative arrangements and that investors would not suffer adverse financial consequences. State securities laws may differ from the interpretations of banking law described above and banks may be required to register as dealers pursuant to state law.

      Chase and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of the Fund, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Chase and its affiliates deal, trade and invest for their own accounts in U.S. Government obligations, municipal obligations and commercial paper and are among the leading dealers of various types of U.S. Government obligations and municipal obligations. Chase and its affiliates may sell U.S. Government obligations and municipal obligations to, and purchase them from, other investment companies sponsored by the Fund's distributor or affiliates of the distributor. Chase will not invest the Fund's assets in any U.S. Government obligations, municipal obligations or commercial paper purchased from itself or any affiliate, although under certain circumstances such securities may be purchased from other members of an underwriting syndicate in which Chase or an affiliate is a non-principal member. This restriction may limit the amount or type of U.S. Government obligations, municipal obligations or commercial paper available to be purchased by the Fund. Chase has informed the Fund that in making its investment decisions, it does not obtain or use material inside information in the possession of any other division or department of Chase, including the division that performs services for the Fund as custodian, or in the possession of any affiliate of Chase. Shareholders of the Fund should be aware that, subject to applicable legal or regulatory restrictions, Chase and its affiliates may exchange among themselves certain information about the shareholder and his account. Transactions with affiliated broker-dealers will only be executed on an agency basis in accordance with applicable federal regulations.


PERFORMANCE INFORMATION

      The Fund's investment performance may from time to time be included in advertisements about the Fund. Performance is calculated separately for each class of shares. "Yield" for each class of shares is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share of such class on the last day of that period.

      "Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the public offering price. Total return may also be presented for other periods.

      All performance data is based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, the Fund's operating expenses and which class of shares you purchase. Investment performance also often reflects the risks associated with the Fund's investment objectives and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. Quotation of investment performance for any period when a fee waiver or expense limitation was in effect will be greater than if the waiver or limitation had not been in effect. The Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services. See the SAI.

VISTA FAMILY OF FUNDS

Vista Service Center
P.O. Box 419392
Kansas City, MO 64141-6392

Transfer Agent
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105

Legal Counsel
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

                                   PROSPECTUS

                          VISTA[SM] CAPITAL GROWTH FUND
                             Class A and B Shares

                                  May 6, 1996

      Investment Strategy:  Capital Growth

      This Prospectus explains concisely what you should know before investing. Please read it carefully and keep it for future reference. You can find more detailed information about the Fund in its May 6, 1996 Statement of Additional Information, as amended periodically (the "SAI"). For a free copy of the SAI, call the Vista Service Center at 1-800-34-VISTA. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

      The Fund, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks its investment objective by investing all of its investable assets in Capital Growth Portfolio (the "Portfolio"), an open-end management investment company with an investment objective identical to those of the Fund. Investors should carefully consider this investment approach. For additional information regarding this unique investment structure, see "Unique Characteristics of Master/Feeder Fund Investment Structure" on page 19.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      INVESTMENTS IN THE FUND ARE SUBJECT TO RISK--INCLUDING POSSIBLE LOSS OF PRINCIPAL--AND WILL FLUCTUATE IN VALUE. SHARES OF THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS


Expense Summary
The expenses you might pay on your Fund investment, including examples.

Financial Highlights
How the Fund has performed.............................................

Fund Objective.........................................................

Investment Policies
The kinds of securities in which the Fund invests,
investment policies and techniques, and risks..........................

Management
Chase Manhattan Bank, the Fund's adviser; Chase Asset Management, the Fund's sub-adviser, and the individuals who manage the Fund........

About Your Investment
Alternative sales arrangements.........................................

How to Buy, Sell and Exchange Shares...................................

How the Fund Values its Shares.........................................

How Distributions are Made; Tax Information
How the Fund distributes its earnings, and
tax treatment related to those earnings................................

Other Information Concerning the Fund
Distribution plans, shareholder servicing agents, administration, custodian, expenses, organization, master/feeder Fund structure and regulatory matters.....................................................

Performance Information
How performance is determined, stated and/or advertised................

Make the Most of Your Vista Privileges.................................

EXPENSE SUMMARY

      Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs from investing in the Fund based on expenses incurred in the most recent fiscal year. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


                                                     Class A         Class B
Shareholder Transaction Expenses                     Shares          Shares

Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price)................  4.75%             None

Maximum Deferred Sales Charge
(as a percentage of the lower of original
purchase price or redemption proceeds)(*)..........   None            5.00%

Annual Fund Operating Expenses
(as a percentage of average net assets)

Investment Advisory Fee............................  0.40%            0.40%

12b-1 Fee(**)......................................  0.25%            0.75%

Shareholder Servicing Fee..........................  0.25%            0.25%

Other Expenses.....................................  0.45%            0.45%
                                                     -----            -----

Total Fund Operating Expenses......................  1.35%            1.85%
                                                     =====            =====

Examples

      Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                    1 Year      3 Years     5 Years     10 Years
                                    ------      -------     -------     --------

Class A Shares(+)................   $61         $88         $118        $202

Class B Shares:
  Assuming complete
  redemption at the
  end of the
  period(++)(+++)................   $70         $91         $123        $198

  Assuming no
  redemptions (+++)..............   $19         $58         $100        $198

-----------------------
* The maximum deferred sales charge on Class B shares applies to redemptions during the first year after purchase; the charge generally declines by 1% annually thereafter (except in the fourth year), reaching zero after six years. See "How to Buy, Sell and Exchange Shares."

** Long-term shareholders in mutual funds with 12b-1 fees, such as Class A and Class B shareholders of the Fund, may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.
+   Assumes deduction at the time of purchase of the maximum sales charge.
++ Assumes deduction at the time of redemption of the maximum applicable deferred sales charge.
+++ Ten-year figures assume conversion of Class B shares to Class A shares eight years after purchase. See "How to Buy, Sell and Exchange Shares."

      The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. The examples should not be considered representations of past or future expenses or returns; actual expenses and returns may be greater or less than shown.

      Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund. The Fund understands that Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts. See "Other Information Concerning the Fund."

FINANCIAL HIGHLIGHTS

      The table set forth below provides selected per share data and ratios for both Class A and Class B shares outstanding for each of the periods shown. This information is supplemented by and should be read in conjunction with financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended October 31, 1995, which is incorporated by reference into the Statement of Additional Information. Shareholders can obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below for each of the five years in the period ended October 31, 1995, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is also included in the Annual Report to Shareholders.

                                                                VISTA CAPITAL GROWTH FUND

                                                                                                       9/8/87* 11/4/93**
                                                    Year ended October 31,                               to     through
                                1995      1994      1993     1992     1991     1990     1989    1988  10/31/87 10/31/95    10/31/94
                              Class A   Class A   Class A  Class A   Class A  Class A  Class A Class A Class A  Class B    Class B
                               Shares    Shares    Shares   Shares    Shares   Shares   Shares  Shares  Shares  Shares      Shares
                               ------    ------    ------   ------    ------   ------   ------  ------  ------  ------      ------
PER SHARE OPERATING
  PERFORMANCE
Net Asset Value, Beginning of
  Period ..................... $32.17    $32.01    $25.12   $22.02    $12.33   $16.23   $11.56  $10.00  $10.00  $32.03      $31.38
  Income from Investment
  Operations:
  Net Investment Income ......  0.189     0.099@    0.064    0.078    (0.011)   0.436    0.500   0.117   0.000   0.044      0.011@
  Net Gains or Losses in
   Securities (both realized
   and unrealized) ...........  4.160     0.719     7.173    3.044     9.805   (3.141)   5.164   1.498   0.000   4.100       1.296
                                -----     -----     -----    -----     -----   ------    -----   -----   -----   -----      ------
   Total from Investment
     Operations...............  4.349     0.818     7.237    3.122     9.794   (2.705)   5.664   1.615   0.000   4.144      1.307
                                -----     -----     -----    -----     -----   ------    -----   -----   -----   -----      ------

  Less Distributions:
    Dividends from net
      investment income.......  0.189     0.027     0.093    0.017     0.109    0.592    0.320   0.055   0.000    0.111      0.026
    Dividends in excess of net
        investment income ....
  Distributions from
        capital gains ........  0.676     0.631     0.257    0.000     0.000    0.598    0.675   0.000   0.000     0.676     0.631
                                -----     -----     -----    -----     -----    -----    -----   -----   -----     -----     -----
  Total Distributions. .......  0.865     0.658     0.350    0.017     0.109    1.190    0.995   0.055   0.000     0.787     0.657
                                -----     -----     -----    -----     -----   ------    -----   -----   -----     -----     -----
Net Asset Value, End
   of Period ................. $35.65    $32.17    $32.01   $25.12    $22.02   $12.33   $16.23  $11.56  $10.00    $35.39    $32.03
                               ======    ======    ======   ======    ======   ======   ======  ======  ======    ======    ======
Total Return(1)...... ........ 13.89%     2.62%    29.06%   14.16%    79.96%  (18.11%)  52.12%  16.15%   0.00%    13.34%     4.19%
Ratios/Supplemental Data(2)
     Net Assets, End of
       Period (000 omitted) $ 747,575  $549,411  $225,235  $39,836    $9,334   $4,749   $4,652    $561     $13  $260,376  $124,223
  Ratio of Expenses to
     Average Net Assets.......  1.51%     1.49%     1.49%    1.40%     1.27%    1.04%    0.00%   0.00%   0.00%#    2.01%     2.00%#
   Ratio of Net Investment
     Income to Average
     Net Assets ..............  0.54%     0.33%     0.12%    0.32%    (0.09%)   2.82%    3.87%   1.55%   0.00%#    0.02%    (0.09%)#

Ratio of Expenses without
  Waivers and Assumption of
  Expenses to Average Net
  Assets............. ........  1.53%     1.50%     1.49%    1.77%     3.44%    2.50%    2.50%   2.00%   2.00%#    2.02%     2.02%#
  Ratio of Net Investment Income
    without Waivers and
    Assumption of Expenses to
    Average Net Assets .......  0.52%     0.32%     0.12%   (0.05%)   (2.26%)   1.36%    1.37%  (0.45%) (2.00%#)   0.01%    (0.11%)#
   Portfolio Turnover Rate ...     --        --       43%      67%       83%     139%     189%    229%      0%        --       --

----------------------
 #   Annualized.
 *   Commencement of operations.
 **  Commencement of offering of shares.
 (2) Ratios include the Fund's share of portfolio income and expenses, as appropriate.
 @   Calculated based upon average shares outstanding.

(1) Total return figures are calculated before taking into account the effect of any front-end sales load on Class A shares or any contingent deferred sales charge on Class B shares.

FUND OBJECTIVE

      Vista Capital Growth Fund seeks long-term capital growth. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

INVESTMENT POLICIES

Investment Approach

      The Fund seeks to achieve its objective by investing all of its investable assets in the Portfolio. The Portfolio will invest primarily in a broad portfolio of common stocks. Under normal market conditions, the Portfolio will invest at least 80% of its total assets in common stocks. The Portfolio will seek to invest all of its assets in a portfolio of stocks of small to mid-sized companies with capitalizations of $500 million to $1.5 billion. Current income, if any, is a consideration incidental to the Portfolio's objective of long-term capital growth. The Portfolio's advisers intend to utilize both quantitative and fundamental research to identify undervalued stocks with a catalyst for positive change.

      The Portfolio is classified as a "non-diversified" fund under federal securities law. The Portfolio's assets may be more concentrated in the securities of any single issuer or group of issuers than if the Portfolio were diversified.

      The Portfolio may invest any portion of its assets not invested in common stocks in high quality money market instruments and repurchase agreements. For temporary defensive purposes, the Portfolio may invest without limitation in these instruments. To the extent that the Portfolio departs from its investment policies during temporary defensive periods, the Fund's investment objective may not be achieved.

Fund Structure

      The Portfolio has an objective identical to that of the Fund. The Fund may withdraw its investment from the Portfolio at any time if the Trustees determine that it is in the best interest of the Fund to do so. Upon any such withdrawal, the Trustees would consider what action might be taken, including investing all of the Fund's investable assets in another pooled investment entity having substantially the same objective and policies as the Fund or retaining an investment adviser to manage the Fund's assets directly.

Other Investment Practices

      The Portfolio may also engage in the following investment practices, when consistent with the Portfolio's overall objective and policies. These practices, and certain associated risks, are more fully described in the SAI.

      Foreign Securities. The Portfolio may invest up to 20% of its total assets in foreign securities, including Depositary Receipts. Since foreign securities are normally denominated and traded in foreign currencies, the values of the Portfolio's foreign investments may be affected favorably or unfavorably by currency exchange rates and exchange control regulations. There may be less information publicly available about foreign companies than U.S. companies, and they are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. The securities of foreign companies may be less liquid and more volatile than the securities of comparable U.S. companies. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Portfolio's assets held abroad) and expenses. It is possible that nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments could affect the value of the Portfolio's investments in certain foreign countries. Foreign laws may restrict the ability to invest in certain countries or issuers and special tax considerations will apply to foreign securities. The risks can increase if the Portfolio invests in securities of issuers in emerging markets.

      The Portfolio may invest its assets in securities of foreign issuers in the form of American Depositary Receipts, European Depositary Receipts or other similar securities representing securities of foreign issuers (collectively, "Depositary Receipts"). The Portfolio treats Depositary Receipts as interests in the underlying securities for purposes of its investment policies. The Portfolio will limit its investment in Depositary Receipts not sponsored by the issuer of the underlying securities to no more than 5% of the value of its net assets (at the time of investment).

      Money Market Instruments. The Portfolio may invest in cash or high-quality, short-term money market instruments. Such instruments may include U.S. Government securities, commercial paper of domestic and foreign issuers and obligations of domestic and foreign banks. Investments in foreign money market instruments may involve certain risks associated with foreign investment.

      Repurchase Agreements and Forward Commitments. The Portfolio may enter into agreements to purchase and resell securities at an agreed-upon price and time. These transactions must be fully collateralized at all times. The Portfolio may purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk to the Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral or completing the transaction.

      Borrowing and Reverse Repurchase Agreements. The Portfolio may borrow money from banks for temporary or short-term purposes, but will not borrow for leveraging purposes. The Portfolio may also sell and simultaneously commit to repurchase a portfolio security at an agreed-upon price and time, to avoid selling securities during unfavorable market conditions in order to meet redemptions. Whenever the Portfolio enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). The Portfolio would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowing under federal securities laws.

      Stand-By Commitments. The Portfolio may enter into put transactions, including transactions sometimes referred to as stand-by commitments, with respect to money market instruments in its portfolio. In these transactions, the Portfolio would acquire the right to sell a security at an agreed upon price within a specified period prior to its maturity date. These transactions involve some risk to the Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral or completing the transaction. Acquisition of puts will have the effect of increasing the cost of the securities subject to the put and thereby reducing the yields otherwise available from such securities.

      Convertible Securities. The Portfolio may invest up to 20% of its net assets in convertible securities, which are securities generally offering fixed interest or dividend yields which may be converted either at a stated price or stated rate for common or preferred stock. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase, and increase as interest rates decline. Because of the conversion feature, the market value of convertible securities also tends to vary with fluctuations in the market value of the underlying common or preferred stock.

      Other Investment Companies. The Portfolio may invest up to 10% of its total assets in shares of other investment companies, subject to applicable regulatory limitations.

      STRIPS. The Portfolio may invest up to 20% of its total assets in separately traded principal and interest components of securities backed by the full faith and credit of the U.S. Government, including instruments known as "STRIPS". The interest component of these instruments may be more volatile than that of similar government securities with comparable maturities.

      Derivatives and Related Instruments. The Portfolio may invest its assets in derivative and related instruments to hedge various market risks or to increase the Portfolio's income or gain. Some of these instruments will be subject to asset segregation requirements to cover the Portfolio's obligations. The Portfolio may (i) purchase, write and exercise call and put options on securities and securities indexes (including using options in combination with securities, other options or derivative instruments); (ii) enter into swaps, futures contracts and options on futures contracts; (iii) employ forward currency contracts; and (iv) purchase and sell structured products, which are instruments designed to restructure or reflect the characteristics of certain other investments.

      There are a number of risks associated with the use of derivatives and related instruments and no assurance can be given that any strategy will succeed. The value of certain derivatives or related instruments in which the Portfolio invests may be particularly sensitive to changes in prevailing economic conditions and market value. The ability of the Portfolio to successfully utilize these instruments may depend in part upon the ability of the Portfolio's advisers to forecast these factors correctly. Incorrect forecasts could expose the Portfolio to a risk of loss. There can be no guarantee that there will be a correlation between price movements in a hedging instrument and in the portfolio assets being hedged. The Portfolio is not required to use any hedging strategies. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. Derivatives transactions not involving hedging may have speculative characteristics, involve leverage and result in more risk to the Portfolio than hedging strategies using the same instruments. There can be no assurance that a liquid market will exist at a time when the Portfolio seeks to close out a derivatives position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in derivatives markets. In certain instances, particularly those involving over-the-counter transactions or forward contracts, there is a greater potential that a counterparty or broker may default. In the event of a default, the Portfolio may experience a loss. For additional information concerning derivatives, related instruments and the associated risks, see the SAI.

Limiting Investment Risks

      Specific investment restrictions help the Portfolio limit investment risks for the Fund's shareholders. These restrictions prohibit the Portfolio from: (a) with respect to 50% of its assets, holding more than 10% of the voting securities of any issuer; (b) investing more than 15% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees of the Portfolio); or (c) investing more than 25% of its total assets in any one industry. A complete description of these and other investment policies is included in the SAI. Except for restriction (c) above and investment policies designated as fundamental in the SAI, the investment policies of the Portfolio and the Fund (including their investment objective) are not fundamental. Shareholder approval is not required to change any non-fundamental investment policy. However, in the event of a change in the Fund's or Portfolio's investment objective, shareholders will be given at least 30 days' prior written notice.

Risk Factors

      The Fund does not constitute a balanced or complete investment program, and the net asset value of the shares of the Fund can be expected to fluctuate based on the value of the securities held by the Portfolio. The Portfolio is subject to the general risks and considerations associated with equity investing, as well as the risks discussed herein.

      Some of the securities in which the Portfolio may invest may be of smaller companies. The securities of smaller companies often trade less frequently and in more limited volume, and may be subject to more abrupt or erratic price movements, than securities of larger, more established companies. Such companies may have limited product lines, markets or financial resources, or may depend on a limited management group.

      Because the Portfolio is "non-diversified," the value of the Fund's shares is more susceptible to developments affecting issuers in which the Portfolio invests.

      For a discussion of certain other risks associated with the Portfolio's additional investment activities, see "Other Investment Practices" above.


MANAGEMENT

The Portfolio's Advisers

      The Chase Manhattan Bank ("Chase") acts as investment adviser to the Portfolio pursuant to an Investment Advisory Agreement and has overall responsibility for investment decisions of the Portfolio, subject to the oversight of the Board of Trustees. Chase is a wholly-owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase and its predecessors have over 100 years of money management experience. For its investment advisory services to the Portfolio, Chase is entitled to receive an annual fee computed daily and paid monthly based at an annual rate equal to 0.40% of the Portfolio's average daily net assets. Chase is located at 270 Park Avenue, New York, New York 10017.

      Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to the Portfolio pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly-owned operating subsidiary of Chase. CAM makes investment decisions for the Portfolio on a day-to-day basis. For these services, CAM receives a fee, payable by Chase from its advisory fee, in a mutually agreed amount. CAM was recently formed for the purpose of providing discretionary investment advisory services to institutional clients and to consolidate Chase's investment management function. The same individuals who serve as portfolio managers for Chase also serve as portfolio managers for CAM. CAM is located at 1211 Avenue of the Americas, New York, New York 10036.

      Portfolio Manager. Dave Klassen, Director of Domestic Equity Management at Chase, is responsible for the day-to-day management of the Portfolio. Mr. Klassen joined Chase in March 1992 and, in addition to managing the Capital Growth Portfolio, is responsible for managing several pooled equity funds. Prior to joining Chase, Mr. Klassen was a vice president and portfolio manager at Dean Witter Reynolds, responsible for managing several mutual funds and other accounts.


ABOUT YOUR INVESTMENT

Alternative Sales Arrangements

      Class A shares. An investor who purchases Class A shares pays a sales charge at the time of purchase. As a result, Class A shares are not subject to any sales charges when they are redeemed. Certain purchases of Class A shares qualify for reduced sales charges. Class A shares have lower combined 12b-1 and service fees than Class B shares. See "How to Buy, Sell and Exchange Shares" and "Other Information Concerning the Fund."

      Class B shares. Class B shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge ("CDSC") if redeemed within a specified period after purchase. Class B shares also have higher combined 12b-1 and service fees than Class A shares.

      Class B shares automatically convert into Class A shares, based on relative net asset value, eight years after purchase. For more information about the conversion of Class B shares, see the SAI. This discussion will include information about how shares acquired through reinvestment of distributions are treated for conversion purposes. Class B shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made. Until conversion, Class B shares will have a higher expense ratio and pay lower dividends than Class A shares because of the higher combined 12b-1 and service fees. See "How to Buy, Sell and Exchange Shares" and "Other Information Concerning the Fund."

      Which arrangement is best for you? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge might consider Class B shares. Orders for Class B shares for $250,000 or more will be treated as orders for Class A shares or declined. For more information about these sales arrangements, consult your investment representative or the Fund's distributor.

HOW TO BUY, SELL AND EXCHANGE SHARES

How to Buy Shares

      You can open a fund account with as little as $2,500 ($1,000 for IRAs and SEP-IRAs) and make additional investments at any time with as little as $100. You can buy fund shares three ways-through an investment representative, through the Fund's distributor by calling the Vista Service Center, or through a systematic investment plan.

      All purchases made by check should be in U.S. dollars and made payable to the Vista Funds. Third party checks, except those payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership), credit cards and cash will not be accepted. The Fund reserves the right to reject any purchase order or cease offering shares for purchase at any time. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account for 15 business days. In addition, the redemption of shares through a Systematic Investment Plan will not be allowed for 7 calendar days.

      Buying shares through the Fund's distributor. Complete and return the enclosed application and your check in the amount you wish to invest to the Vista Service Center.

      Buying shares through systematic investing. You can make regular investments of $100 or more per month through automatic deduction from your bank checking or savings account. Shareholders electing to start this Systematic Investment Plan when opening an account should complete Section 8 of the account application. Current shareholders may begin such a plan at any time by sending a signed letter with signature guarantee to the Vista Service Center. Call the Vista Service Center at 1-800-34-VISTA for complete instructions.

      Shares are sold at the public offering price based on the net asset value next determined after the Vista Service Center receives your order. In most cases, in order to receive that day's public offering price, the Vista Service Center must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.

      If you are considering redeeming or exchanging shares or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange or transfer. Otherwise the Fund may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, the Fund will not issue certificates for your shares unless you request them.

Class A Shares

      The public offering price of Class A shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The Fund receives the net asset value. The sales charge is allocated between your broker-dealer and the Fund's distributor as shown in the following table, except when the Fund's distributor, in its discretion, allocates the entire amount to your broker-dealer.

-------------------------------------------------------------------------------
                              Sales charge as a       Amount of sales charge
                                percentage of:       reallowed to dealers as a
 Amount of transaction at     Offering  Net amount  percentage of offering price
    offering price($)          price     invested
-------------------------------------------------------------------------------
Under 100,000                   4.75       4.99                4.00
-------------------------------------------------------------------------------
100,000 but under 250,000       3.75       3.90                3.25
-------------------------------------------------------------------------------
250,000 but under 500,000       2.50       2.56                2.25
-------------------------------------------------------------------------------
500,000 but under 1,000,000     2.00       2.04                1.75
-------------------------------------------------------------------------------

      There is no initial sales charge on purchases of Class A shares of $1 million or more.

     Except as stated below, the Fund's distributor pays broker-dealers commissions on sales of Class A shares of $1 million or more based on an investor's cumulative purchases (excluding money market funds) during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $2.5 million, 0.75% of the next $7.5 million, 0.50% of the next $40 million and 0.20% thereafter. On sales at net asset value to a participant-directed qualified retirement plan initially investing less than $20 million in the Vista Family of Funds (including a plan with at least 50 eligible employees), the Fund's distributor pays commissions during each one-year measuring period, determined as described above, at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million and 0.50% thereafter. On sales at net asset value to all other participant-directed qualified retirement plans, the Fund's distributor pays commissions on the initial investment and on subsequent net quarterly sales at a rate of 0.15%.

Class B Shares

      Class B shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within a specified period after purchase, as shown in the table below. The following types of shares may be redeemed without charge at any time: (i) shares acquired by reinvestment of distributions and (ii) shares otherwise exempt from the CDSC, as described in "How to Buy Shares-General." For other shares, the amount of the charge is determined as a percentage of the lesser of the current market value or the cost of shares being redeemed.

         Year           1     2     3     4     5     6     7     8+
         -----------------------------------------------------------
         CDSC           5%    4%    3%    3%    2%    1%    0%    0%

         In determining whether a CDSC is payable on any redemption, the Fund will first redeem shares not subject to any charge, and then shares held longest during the CDSC period. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from the CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price. For information on how sales charges are calculated if you exchange your shares, see "How to Exchange Your Shares." The Fund's distributor pays broker-dealers a commission of [4.00%] of the offering price on sales of Class B share and the distributor receives the entire amount of any CDSC you pay.

General

         You may be eligible to buy Class A shares at reduced sales charges. Consult your investment representative or the Vista Service Center for details about Vista's combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, employee benefit plans, and other plans. Descriptions are also included in enclosed application and in the SAI.

         A participant-directed employee benefit plan participating in a "multi-fund" program approved by the Board of Trustees may include amounts invested in the other mutual funds participating in such program for purposes of determining whether the plan may purchase Class A shares at net asset value. These investments will also be included for purposes of the discount privileges and programs described above.

         The Fund may sell Class A and Class B shares at net asset value without an initial sales charge or a CDSC to the current and retired Trustees (and their families), current and retired employees (and their families) of Chase, the Fund's distributor and transfer agent or any affiliates or subsidiaries thereof, registered representatives and other employees (and their families) of broker-dealers having selected dealer agreements with the Fund's distributor, employees (and their families) of financial institutions having selected dealer agreements with the Fund's distributor (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of Vista fund shares) financial institution trust departments investing an aggregate of $1 million or more in the Vista Family of Funds and clients of certain administrators of tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in the Vista Family of Funds.

         No initial sales charge will apply to the purchase of Class A shares of the Fund by an investor seeking to invest the proceeds of a qualified retirement plan where a portion of the plan was invested in the Vista Family of Funds, any qualified retirement plan with 50 or more participants, or an individual participant in a tax-qualified plan making a tax-free rollover or transfer of assets from the plan in which Chase or an affiliate serves as trustee or custodian of the plan or manages some portion of the plan's assets.

         Purchases of Class A shares of the Fund may be made with no initial sales charge through an investment adviser or financial planner who charges a fee for their services. Purchases of Class A shares of the Fund may be made with no initial sales charge (i) by an investment adviser, broker or financial planner, provided arrangements are preapproved and purchases are placed through an omnibus account with the Fund or (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent. Such purchases may be made for retirement and deferred compensation plans and trusts used to fund those plans.

         Purchases of Class A shares of the Fund may be made with no initial sales charge in accounts opened by a bank, trust company or thrift institution which is acting as a fiduciary, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund, the Fund's distributor or the Vista Service Center.

         Shareholders of record of any Vista Fund as of November 30, 1990 and certain immediate family members may purchase Class A shares of the Fund with no initial sales charge for as long as they continue to own Class A shares of any Vista fund, provided there is no change in account registration. Shareholders of record of any portfolio of The Hanover Funds, Inc. or The Hanover Investment Funds, Inc. as of May 3, 1996 and certain related investors may purchase Class A shares of the Fund with no initial sales charge for as long as they continue to own shares of any Vista fund following this date, provided there is no change in account registration.

         The Fund may sell shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition by the Fund of assets of an investment company or personal holding company and the CDSC will be waived on redemption of shares arising out of death or disability or in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of Class B shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The SAI contains additional information about purchasing the Fund's shares at reduced sales charges.

         The Fund reserves the right to change any of these policies on purchases without an initial sales charge at any time and may reject any such purchase request.

         Shareholders of other Vista funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, shares of the Fund at net asset value.

How to Sell Shares

         You can sell your shares to the Fund any day the New York Stock Exchange is open, either directly to the Fund or through your investment representative. The Fund will only redeem shares for which it has received payment.

         Selling shares directly to the Fund. Send a signed letter of instruction to the Vista Service Center, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the Fund receives your request in proper form, less any applicable CDSC. In order to receive that day's net asset value, the Vista Service Center must receive your request before the close of regular trading on the New York Stock Exchange.

         If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee.

         If you want your redemption proceeds sent to an address other than your address as it appears on Vista's records, a signature guarantee is required. The Fund usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Vista Service Center for details.

         The Fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

      You may use Vista's Telephone Redemption Privilege to redeem shares valued up to $100,000 from your account unless you have notified the Vista Service Center of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, the Fund will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide the Fund with his or her account registration and address as it appears on the Fund's records.

         The Vista Service Center will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult the Vista Service Center.

         During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Vista Service Center by telephone. In this event, you may wish to submit a written redemption request, as described above, or contact your investment representative. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

         Systematic withdrawal. You can make regular withdrawals of $100 or more monthly, quarterly, or semiannually from an account valued at $5,000 or more ($10,000 for Class B accounts, not to exceed 12% per year).

         Selling shares through your investment representative. Your investment representative must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Vista Service Center, and may charge you for its services.

         Redemption of accounts of less than $500. The Fund may involuntarily redeem your shares if at such time the aggregate net asset value of the shares in your account is less than $500. In the event of any such redemption, you will receive at least 60 days notice prior to the redemption. In the event the Fund redeems Class B shares pursuant to this provision, no CDSC will be imposed.

How to Exchange Your Shares

         You can exchange your shares for shares of the same class of certain other Vista funds at net asset value beginning 15 days after purchase. Not all Vista funds offer all classes of shares. The prospectus of the other Vista fund into which shares are being exchanged should be read carefully and retained for future reference. If you exchange shares subject to CDSC, the transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. The CDSC will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest CDSC applicable to your class of shares. In computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

         An exchange of Class B shares into any of the Vista money market funds other than the Class B shares of the Vista Prime Money Market Fund will be treated as a redemption -- and therefore subject to the conditions of the CDSC -- and a subsequent purchase. Class B shares of any Vista non-money market Fund may be exchanged into the Class B shares of the Vista Prime Money Market Fund in order to continue the aging of the initial purchase of such shares.

         To exchange your shares, simply complete an Exchange Authorization Form and send it to the Vista Service Center. The form is available from the Vista Service Center. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. The Vista Service Center's procedures for telephone transactions are described under "How to Sell Shares." The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding. Ask your investment representative or the Vista Service Center for prospectuses of other Vista funds. Shares of certain Vista funds are not available to residents of all states.

         The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Vista management or the Trustees believe doing so would be in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. In addition, any shareholder who makes more than ten exchanges of shares involving a Fund in a year or three in a calendar quarter will be charged a $5.00 administration fee for each such exchange. Shareholders would be notified of any such action to the extent required by law. Consult the Vista Service Center before requesting an exchange. See the SAI to find out more about the exchange privilege.

         Reinstatement privilege. Class A shareholders have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of the redemption, accompanied by payment for the shares (not in excess of the redemption). Class B shareholders who have redeemed their shares and paid a CDSC with such redemption may purchase Class A shares with no initial sales charge (in an amount not in excess of their redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B shares.

HOW THE FUND VALUES ITS SHARES

         The net asset value of each class of the Fund's shares is determined once daily based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time, however, options are priced at 4:15 p.m.), on each business day of the Fund, by dividing the net assets of the Fund attributable to that class by the total number of outstanding shares of that class. Values of assets held by the Fund (i.e., the value of its investment in the Portfolio and its other assets) are determined on the basis of their market or other fair value, as described in the SAI.

HOW DISTRIBUTIONS ARE MADE; TAX INFORMATION

         The Fund distributes any net investment income at least semi-annually and any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. Distributions paid by the Fund with respect to Class A shares will generally be greater than those paid with respect to Class B shares because expenses attributable to Class B shares will generally be higher.

         You can choose from three distribution options: (1) reinvest all distributions in additional Fund shares without a sales charge; (2) receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares without a sales charge; or (3) receive all distributions in cash. You can change your distribution option by notifying the Vista Service Center in writing. If you do not select an option when you open your account, all distributions will be reinvested. All distributions not paid in cash will be reinvested in shares of the class on which the distributions are paid. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the quarter in which the reinvestment occurs.

         If a check representing Fund distribution is not cashed within a specified period, the Vista Service Center will notify you that you have the option of requesting another check or reinvesting the distribution in the Fund or in another Vista fund. If the Vista Service Center does not receive your election, the distribution will be reinvested in the Fund. Similarly, if correspondence sent by the Fund or the Vista Service Center is returned as "undeliverable," distributions will automatically be reinvested in the Fund.

         The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Fund intends to distribute substantially all of its ordinary income and capital gain net income on a current basis. If the Fund does not qualify as a regulated investment company for any taxable year or does not make such distributions, the Fund will be subject to tax on all of its income and gains.

         All Fund distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

         Investors should be careful to consider the tax implications of purchasing shares just prior to the next distribution date. Those investors purchasing shares just prior to a distribution will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of such purchase reflected the amount of such distribution.

         Early in each calendar year the Fund will notify you of the amount and tax status of distributions paid to you by the Fund for the preceding year.

         The foregoing is a summary of certain federal income tax consequences of investing in the Fund. You should consult your tax adviser to determine the precise effect of an investment in the Fund on your particular tax situation (including possible liability for state and local taxes and, for foreign shareholders, U.S. withholding taxes).

OTHER INFORMATION CONCERNING THE FUND

                              Distribution Plans

         The Fund's distributor is Vista Broker-Dealer Services, Inc. ("VBDS"). VBDS is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. The Trust has adopted Rule 12b-1 distribution plans for Class A and Class B shares which provide that the Fund will pay distribution fees at annual rates of up to 0.20% and 0.75% annually of the average daily net assets attributable to Class A and Class B shares of the Fund, respectively. Payments under the distribution plans shall be used to compensate or reimburse the Fund's distributor and broker-dealers for services provided and expenses incurred in connection with the sale of Class A and Class B shares, and are not tied to the amount of actual expenses incurred. Payments may be used to compensate broker-dealers with trail or maintenance commissions at an annual rate of up to 0.20% of the average daily net asset value of Class A shares, or 0.25% of the average daily net asset value of the Class B shares maintained in the Fund by customers of these broker-dealers. Trail or maintenance commissions are paid to broker-dealers beginning the 13th month following the purchase of shares by their customers. Some activities intended to promote the sale of Class A and Class B shares will be conducted generally by the Vista Family of Funds, and activities intended to promote the Fund's Class A and Class B shares may also benefit the Fund's other shares and other Vista funds.

         Class A shares are also permitted to pay an additional fee at an annual rate of up to 0.05% of its average daily net asset value in anticipation of, or as reimbursement for, expenses incurred in connection with print or electronic media advertising in connection with the sale of Fund shares. When such expenses are incurred, the maximum compensation paid by the Class A shares under the Class A distribution plan would be at an annual rate of 0.25% of its average daily net asset value.

         VBDS may provide promotional incentives to broker-dealers that meet specified sales targets for one or more Vista funds. These incentives may include gifts of up to $100 per person annually; an occasional meal, ticket to a sporting event or theater for entertainment for broker-dealers and their guests; and payment for travel expenses, including lodging and meals, in connection with attendance at training and educational meetings within and outside the U.S.



                         Shareholder Servicing Agents

         The Trust has entered into shareholder servicing agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers who beneficially own Class A or Class B shares of the Fund. These services include assisting with purchase and redemption transactions, maintaining shareholder accounts and records, furnishing customer statements, transmitting shareholder reports and communications to customers and other similar shareholder liaison services. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of Class A and Class B shares of the Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship. Shareholder servicing agents may subcontract with other parties for the provision of shareholder support services.

         Shareholder servicing agents may offer additional services to their customers, including specialized procedures for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption plans. Each shareholder servicing agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain shareholder servicing agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees an amount not exceeding such other fees or the fees for their services as shareholder servicing agents.

                      Administrator and Sub-Administrator

         Chase acts as the administrator for the Fund and the Portfolio and is entitled to receive from each of the Fund and the Portfolio a fee computed daily and paid monthly at an annual rate equal to 0.05% of their average daily net assets.

         VBDS provides certain sub-administrative services to the Fund pursuant to its distribution and sub- administration agreement and is entitled to receive a fee for these services from the Fund at an annual rate equal to 0.05% of the Fund's average daily net assets. VBDS has agreed to use a portion of this fee to pay for certain expenses incurred in connection with organizing new series of the Trust and certain other ongoing expenses of the Trust. VBDS is located at 125 West 55th Street, New York, New York 10019.

                                   Custodian

         Chase acts as custodian and fund accountant for the Fund and receives compensation under an agreement with the Trust. Fund securities and cash may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees.

                                   Expenses

         The Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees: registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Fund's custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Fund. Shareholder servicing and distribution fees are allocated to specific classes of the Fund. In addition, the Fund may allocate transfer agency and certain other expenses by class. Service providers to the Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.


                    Organization and Description of Shares

         The Fund is a portfolio of Mutual Fund Group, an open-end management investment company organized as a Massachusetts business trust in 1987 (the "Trust"). The Trust has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each class of the Fund generally vote together except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

         The Fund issues multiple classes of shares. This Prospectus relates only to Class A and Class B shares of the Fund. The Fund offers other classes of shares in addition to these classes. The categories of investors that are eligible to purchase shares and minimum investment requirements may differ for each class of Fund shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which will affect the relative performance of the different classes. Investors may call 1-800-34-VISTA to obtain additional information about other classes of shares of the Fund that are offered. Any person entitled to receive compensation for selling or servicing shares of the Fund may receive different levels of compensation with respect to one class of shares over another.

         The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. The Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust.

         Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

            Unique Characteristics of Master/Feeder Fund Structure

         Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Fund invests all of its investable assets in the Portfolio, a separate registered investment company. Therefore, a shareholder's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, other investors investing in the Portfolio are not required to sell their shares at the same public offering prices as the Fund. Shareholders of the Fund should be aware that these differences may result in differences in returns experienced in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures.

         Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. However, this possibility also exists for traditionally structured funds which have large or institutional investors. Funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as do the Fund's shareholders. Shares of the Fund for which no voting instructions have been received will be voted in the same proportion as those shares for which voting instructions are received. Certain changes in the Portfolio's objective, policies or restrictions may require the Trust to withdraw the Fund's interest in the Portfolio. Any withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Portfolio). The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

         State securities regulations generally do not permit the same individuals who are disinterested Trustees of the Trust to be Trustees of the Portfolio absent the adoption of written procedures by a majority of the disinterested Trustees of the Trust reasonably appropriate to deal with potential conflicts of interest up to and including creating a separate Board of Trustees. The Trustees of the Trust, including a majority of the disinterested Trustees, have adopted procedures they believe are reasonably appropriate to deal with any conflict of interest up to and including creating a separate Board of Trustees.

         Investors in the Fund may obtain information about whether an investment in the Portfolio may be available through other funds by writing the Vista Service Center.

                          Certain Regulatory Matters

         Banking laws, including the Glass-Steagall Act as currently interpreted, prohibit bank holding companies and their affiliates from sponsoring, organizing, controlling, or distributing shares of, mutual funds, and generally prohibit banks from issuing, underwriting, selling or distributing securities. These laws do not prohibit banks or their affiliates from acting as investment adviser, administrator or custodian to mutual funds or from purchasing mutual fund shares as agent for a customer. Chase and the Trust believe that Chase (including its affiliates) may perform the services to be performed by it as described in this Prospectus without violating such laws. If future changes in these laws or interpretations required Chase to alter or discontinue any of these services, it is expected that the Board of Trustees would recommend alternative arrangements and that investors would not suffer adverse financial consequences. State securities laws may differ from the interpretations of banking law described above and banks may be required to register as dealers pursuant to state law.

         Chase and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of the Fund, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Chase and its affiliates deal, trade and invest for their own accounts in U.S. Government obligations, municipal obligations and commercial paper and are among the leading dealers of various types of U.S. Government obligations and municipal obligations. Chase and its affiliates may sell U.S. Government obligations and municipal obligations to, and purchase them from, other investment companies sponsored by the Fund's distributor or affiliates of the distributor. Chase will not invest the Fund's assets in any U.S. Government obligations, municipal obligations or commercial paper purchased from itself or any affiliate, although under certain circumstances such securities may be purchased from other members of an underwriting syndicate in which Chase or an affiliate is a non-principal member. This restriction may limit the amount or type of U.S. Government obligations, municipal obligations or commercial paper available to be purchased by the Fund. Chase has informed the Fund that in making its investment decisions, it does not obtain or use material inside information in the possession of any other division or department of Chase, including the division that performs services for the Fund as custodian, or in the possession of any affiliate of Chase. Shareholders of the Fund should be aware that, subject to applicable legal or regulatory restrictions, Chase and its affiliates may exchange among themselves certain information about the shareholder and his account. Transactions with affiliated broker-dealers will only be executed on an agency basis in accordance with applicable federal regulations.

PERFORMANCE INFORMATION

         The Fund's investment performance may from time to time be included in advertisements about the Fund. Performance is calculated separately for each class of shares. "Yield" for each class of shares is calculated by dividing the annualized net investment income calculated pursuant to federal rules per share during a recent 30-day period by the maximum public offering price per share of such class on the last day of that period.

         "Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the maximum public offering price (in the case of Class A shares) or reflecting the deduction of any applicable contingent deferred sales charge (in the case of Class B shares). Total return reflects the deduction of the maximum initial sales charge in the case of Class A shares, but does not reflect the deduction of any contingent deferred sales charge in the case of Class B shares. Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if such sales charges were used.

         All performance data is based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, the Fund's operating expenses and which class of shares you purchase. Investment performance also often reflects the risks associated with the Fund's investment objectives and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. Quotation of investment performance for any period when a fee waiver or expense limitation was in effect will be greater than if the waiver or limitation had not been in effect. The Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services. See the SAI.

MAKE THE MOST OF YOUR VISTA PRIVILEGES

The following services are available to you as a Vista mutual fund shareholder.

o SYSTEMATIC INVESTMENT PLAN - Invest as much as you wish ($100 or more) in the first or third week of any month. The amount will be automatically transferred from your checking or savings account.

o SYSTEMATIC WITHDRAWAL - Make regular withdrawals of $100 or more monthly, quarterly, or semiannually from an account valued at $5,000 or more ($10,000 for Class B accounts).

o SYSTEMATIC EXCHANGE - Transfer assets automatically from one Vista account to another on a regular, prearranged basis. There is no additional charge for this service.

o FREE EXCHANGE PRIVILEGE - Exchange money between Vista funds in the same class of shares without charge. The exchange privilege allows you to adjust your investments as your objectives change. A signature guarantee is required for exchanges of more than $500,000.

Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange and systematic withdrawal or exchange.

o REINSTATEMENT PRIVILEGE - Class A shareholders have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of the redemption, accompanied by payment for the shares (not in excess of the redemption).

         Class B shareholders who have redeemed their shares and paid a CDSC with such redemption may purchase Class A shares with no initial sales charge (in an amount not in excess of their redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B shares.

For more information about any of these services and privileges, call your shareholder servicing agent, investment representative or the Vista Service Center at 1-800-34-VISTA. These privileges are subject to change or termination.

VISTA FAMILY OF FUNDS

Vista Service Center
P.O. Box 419392
Kansas City, MO 64141-6392

Transfer Agent
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105

Legal Counsel
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

                                   PROSPECTUS

                          VISTA[SM] CAPITAL GROWTH FUND
                             Institutional Shares

                                  May 6, 1996

      Investment Strategy:  Capital Growth

      This Prospectus explains concisely what you should know before investing. Please read it carefully and keep it for future reference. You can find more detailed information about the Fund in its May 6, 1996 Statement of Additional Information, as amended periodically (the "SAI"). For a free copy of the SAI, call the Vista Service Center at 1-800-622-4273. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

      The Fund, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks its investment objective by investing all of its investable assets in Capital Growth Portfolio (the "Portfolio"), an open-end management investment company with an investment objective identical to those of the Fund. Investors should carefully consider this investment approach. For additional information regarding this unique investment structure, see "Unique Characteristics of Master/Feeder Fund Investment Structure" on page 12.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      INVESTMENTS IN THE FUND ARE SUBJECT TO RISK--INCLUDING POSSIBLE LOSS OF PRINCIPAL--AND WILL FLUCTUATE IN VALUE. SHARES OF THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS



Expense Summary........................................................

Fund Objective.........................................................

Investment Policies....................................................

Management.............................................................

How to Purchase, Redeem and Exchange Shares............................

How the Fund Values its Shares.........................................

How Distributions are Made; Tax Information............................

Other Information Concerning the Fund..................................

Performance Information................................................

 EXPENSE SUMMARY

      Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs from investing in the Fund based on expenses incurred in the most recent fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


Annual Fund Operating Expenses
(as percentage of average net assets)

Investment Advisory Fee..........................................  0.40%

12b-1 Fee........................................................   None

Shareholder Servicing Fee........................................  0.25%

Other Expenses...................................................  0.35%
                                                                   -----
Total Fund Operating Expenses....................................  1.00%
                                                                   -----



Example

      Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                 1 Year   3 Year   5 Years 10 Years
                                 ------   ------   ------- --------

      Institutional Shares.....    $10      $32      $55     $122

      The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. The examples should not be considered representations of past or future expenses or returns; actual expenses and returns may be greater or less than shown.

      Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund. The Fund understands that Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts. See "Other Information Concerning the Fund."

FUND OBJECTIVE

      Vista Capital Growth Fund seeks long-term capital growth. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

INVESTMENT POLICIES

Investment Approach

      The Fund seeks to achieve its objective by investing all of its investable assets in the Portfolio. The Portfolio will invest primarily in a broad portfolio of common stocks. Under normal market conditions, the Portfolio will invest at least 80% of its total assets in common stocks. The Portfolio will seek to invest all of its assets in a portfolio of stocks of small to mid-sized companies with capitalizations of $500 million to $1.5 billion. Current income, if any, is a consideration incidental to the Portfolio's objective of long-term capital growth. The Portfolio's advisers intend to utilize both quantitative and fundamental research to identify undervalued stocks with a catalyst for positive change.

      The Portfolio is classified as a "non-diversified" fund under federal securities law. The Portfolio's assets may be more concentrated in the securities of any single issuer or group of issuers than if the Portfolio were diversified.

      The Portfolio may invest any portion of its assets not invested in common stocks in high quality money market instruments and repurchase agreements, as described below. For temporary defensive purposes, the Portfolio may invest without limitation in these instruments. To the extent that the Portfolio departs from its investment policies during temporary defensive periods, the Fund's investment objective may not be achieved.

Fund Structure

      The Portfolio has an objective identical to that of the Fund. The Fund may withdraw its investment from the Portfolio at any time if the Trustees determine that it is in the best interest of the Fund to do so. Upon any such withdrawal, the Trustees would consider what action might be taken, including investing all of the Fund's investable assets in another pooled investment entity having substantially the same objective and policies as the Fund or retaining an investment adviser to manage the Fund's assets directly.

Other Investment Practices

      The Portfolio may also engage in the following investment practices, when consistent with the Portfolio's overall objective and policies. These practices, and certain associated risks, are more fully described in the SAI.

      Foreign Securities. The Portfolio may invest up to 20% of its total assets in foreign securities, including Depositary Receipts. Since foreign securities are normally denominated and traded in foreign currencies, the values of the Portfolio's foreign investments may be affected favorably or unfavorably by currency exchange rates and exchange control regulations. There may be less information publicly available about foreign companies than U.S. companies, and they are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. The securities of foreign companies may be less liquid and more volatile than the securities of comparable U.S. companies. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Portfolio's assets held abroad) and expenses. It is possible that nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments could affect the value of the Portfolio's investments in certain foreign countries. Foreign laws may restrict the ability to invest in certain countries or issuers and special tax considerations will apply to foreign securities. The risks can increase if the Portfolio invests in securities of issuers in emerging markets.

      The Portfolio may invest its assets in securities of foreign issuers in the form of American Depositary Receipts, European Depositary Receipts or other similar securities representing securities of foreign issuers (collectively, "Depositary Receipts"). The Portfolio treats Depositary Receipts as interests in the underlying securities for purposes of its investment policies. The Portfolio will limit its investment in Depositary Receipts not sponsored by the issuer of the underlying securities to no more than 5% of the value of its net assets (at the time of investment).

      Money Market Instruments. The Portfolio may invest in cash or high-quality, short-term money market instruments. Such instruments may include U.S. Government securities, commercial paper of domestic and foreign issuers and obligations of domestic and foreign banks. Investments in foreign money market instruments may involve certain risks associated with foreign investment.

      Repurchase Agreements and Forward Commitments. The Portfolio may enter into agreements to purchase and resell securities at an agreed-upon price and time. These transactions must be fully collateralized at all times. The Portfolio may purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk to the Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral or completing the transaction.

      Borrowings and Reverse Repurchase Agreements. The Portfolio may borrow money from banks for temporary or short-term purposes, but will not borrow for leveraging purposes. The Portfolio may also sell and simultaneously commit to repurchase a portfolio security at an agreed-upon price and time, to avoid selling securities during unfavorable market conditions in order to meet redemptions. Whenever the Portfolio enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). The Portfolio would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws.

      Stand-By Commitments. The Portfolio may enter into put transactions, including transactions sometimes referred to as stand-by commitments, with respect to money market instruments in its portfolio. In these transactions, the Portfolio would acquire the right to sell a security at an agreed upon price within a specified period prior to its maturity date. These transactions involve some risk to the Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral or completing the transaction. Acquisition of puts will have the effect of increasing the cost of the securities subject to the put and thereby reducing the yields otherwise available from such securities.

      Convertible Securities. The Portfolio may invest up to 20% of its net assets in convertible securities, which are securities generally offering fixed interest or dividend yields which may be converted either at a stated price or stated rate for common or preferred stock. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase, and increase as interest rates decline. Because of the conversion feature, the market value of convertible securities also tends to vary with fluctuations in the market value of the underlying common or preferred stock.

      Other Investment Companies. The Portfolio may invest up to 10% of its total assets in shares of other investment companies, subject to applicable regulatory limitations.

      STRIPS. The Portfolio may invest up to 20% of its total assets in separately traded principal and interest components of securities backed by the full faith and credit of the U.S. Government, including instruments known as "STRIPS". The interest component of these instruments may be more volatile than that of similar government securities with comparable maturities.

      Derivatives and Related Instruments. The Portfolio may invest its assets in derivative and related instruments to hedge various market risks or to increase the Portfolio's income or gain. Some of these instruments will be subject to asset segregation requirements to cover the Portfolio's obligations. The Portfolio may (i) purchase, write and exercise call and put options on securities and securities indexes (including using options in combination with securities, other options or derivative instruments); (ii) enter into swaps, futures contracts and options on futures contracts; (iii) employ forward currency contracts; and (iv) purchase and sell structured products, which are instruments designed to restructure or reflect the characteristics of certain other investments.

      There are a number of risks associated with the use of derivatives and related instruments and no assurance can be given that any strategy will succeed. The value of certain derivatives or related instruments in which the Portfolio invests may be particularly sensitive to changes in prevailing economic conditions and market value. The ability of the Portfolio to successfully utilize these instruments may depend in part upon the ability of the Portfolio's advisers to forecast these factors correctly. Incorrect forecasts could expose the Portfolio to a risk of loss. There can be no guarantee that there will be a correlation between price movements in a hedging instrument and in the portfolio assets being hedged. The Portfolio is not required to use any hedging strategies. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. Derivatives transactions not involving hedging may have speculative characteristics, involve leverage and result in more risk to the Portfolio than hedging strategies using the same instruments. There can be no assurance that a liquid market will exist at a time when the Portfolio seeks to close out a derivatives position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in derivatives markets. In certain instances, particularly those involving over-the-counter transactions or forward contracts, there is a greater potential that a counterparty or broker may default. In the event of a default, the Portfolio may experience a loss. For additional information concerning derivatives, related instruments and the associated risks, see the SAI.

Limiting Investment Risks

      Specific investment restrictions help the Portfolio limit investment risks for the Fund's shareholders. These restrictions prohibit the Portfolio from: (a) with respect to 50% of its assets, holding more than 10% of the voting securities of any issuer; (b) investing more than 15% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees of the Portfolio); or (c) investing more than 25% of its total assets in any one industry. A complete description of these and other investment policies is included in the SAI. Except for restriction (c) above and investment policies designated as fundamental in the SAI, the investment policies of the Portfolio and the Fund (including their investment objective) are not fundamental. Shareholder approval is not required to change any non-fundamental investment policy. However, in the event of a change in the Fund's or Portfolio's investment objective, shareholders will be given at least 30 days' prior written notice.

Risk Factors

      The Fund does not constitute a balanced or complete investment program, and the next asset value of the shares of the Fund can be expected to fluctuate based on the value of the securities held by the Portfolio. The Portfolio is subject to the general risks and considerations associated with equity investing, as well as the risks discussed herein.

      Some of the securities in which the Portfolio may invest may be of smaller companies. The securities of smaller companies often trade less frequently and in more limited volume, and may be subject to more abrupt or erratic price movements, than securities of larger, more established companies. Such companies may have limited product lines, markets or financial resources, or may depend on a limited management group.

      Because the Fund is "non-diversified," the value of the Fund's shares is more susceptible to developments affecting issuers in which the Fund invests.

      For a discussion of certain other risks associated with the Portfolio's additional investment activities, see "Other Investment Practices" above.

MANAGEMENT

The Portfolio's Advisers

      The Chase Manhattan Bank ("Chase") acts as investment adviser to the Portfolio pursuant to an Investment Advisory Agreement and has overall responsibility for investment decisions of the Portfolio, subject to the oversight of the Board of Trustees. Chase is a wholly-owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase and its predecessors have over 100 years of money management experience. For its investment advisory services to the Portfolio, Chase is entitled to receive an annual fee computed daily and paid monthly based at an annual rate equal to 0.40% of the Portfolio's average daily net assets. Chase is located at 270 Park Avenue, New York, New York 10017.

      Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to the Portfolio pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly-owned operating subsidiary of Chase. CAM makes investment decisions for the Portfolio on a day-to-day basis. For these services, CAM receives a fee, payable by Chase from its advisory fee, in a mutually agreed amount. CAM was recently formed for the purpose of providing discretionary investment advisory services to institutional clients and to consolidate Chase's investment management function. The same individuals who serve as portfolio managers for Chase also serve as portfolio managers for CAM. CAM is located at 1211 Avenue of the Americas, New York, New York 10036.

      Portfolio Manager. Dave Klassen, Director of Domestic Equity Management at Chase, is responsible for the day-to-day management of the Portfolio. Mr. Klassen joined Chase in March 1992 and, in addition to managing the Capital Growth Portfolio, is responsible for managing several pooled equity funds. Prior to joining Chase, Mr. Klassen was a vice president and portfolio manager at Dean Witter Reynolds, responsible for managing several mutual funds and other accounts.

HOW TO PURCHASE, REDEEM AND EXCHANGE SHARES

How to Purchase Shares

      Institutional Shares may be purchased through selected financial service firms, such as broker-dealer firms and banks ("Dealers") who have entered into a selected dealer agreement with the Fund's distributor on each business day during which the New York Stock Exchange is open for trading ("Fund Business Day"). Qualified investors are defined as institutions, trusts, partnerships, corporations, qualified and other retirement plans and fiduciary accounts opened by a bank, trust company or thrift institution which exercise investment authority over such accounts. The Fund reserves the right to reject any purchase order or cease offering shares for purchase at any time.

      Institutional Shares are sold at their public offering price, which is their next determined net asset value. Orders received by Dealers prior to the New York Stock Exchange closing time are confirmed at that day's offering price, provided the order is received by the Vista Service Center prior to its close of business. Dealers are responsible for forwarding orders for the purchase of shares on a timely basis. Fund shares normally will be maintained in book entry form and share certificates will be issued only upon request. Management reserves the right to refuse to sell shares of the Fund to any institution.

      Federal regulations require that each investor provide a certified Taxpayer Identification Number upon opening an account.

Minimum Investments

      The Fund has established a minimum initial investment amount of $1,000,000 for the purchase of Institutional Shares. There is no minimum for subsequent investments. Purchases of Institutional Shares offered by other non-money market Vista funds may be aggregated with purchases of Institutional Shares of the Fund to meet the $1,000,000 minimum initial investment amount requirement.

How to Redeem Shares

      You may redeem all or any portion of the shares in your account at any time at the net asset value next determined after a redemption request in proper form is furnished by you to your Dealer and transmitted to and received by the Vista Service Center. A wire redemption may be requested by telephone or wire to the Vista Service Center. For telephone redemptions, call the Vista Service Center at 1-800-622-4273.

      In making redemption requests, the names of the registered shareholders on your account and your account number must be supplied, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the Fund receives your request in proper form. In order to receive that day's net asset value, the Vista Service Center must receive your request before the close of regular trading on the New York Stock Exchange.

      The Fund generally sends you payment for your shares by wire in federal funds on the business day after your request is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

      You may use Vista's Telephone Redemption Privilege to redeem shares valued up to $1,000,000 from your account unless you have notified the Vista Service Center of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, the Fund will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide the Fund with his or her account registration and address as it appears on the Fund's records.

      The Vista Service Center will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult the Vista Service Center.

      During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Vista Service Center by telephone. In this event, you may wish to submit a written redemption request or contact your Dealer. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

      Selling shares through your Dealer. Your Dealer must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your Dealer will be responsible for furnishing all necessary documentation to the Vista Service Center, and may charge you for its services.

      Redemption of accounts of less than $1,000,000. The Fund may involuntarily redeem your shares if at such time the aggregate net asset value of the shares in your account is less than $1,000,000. In the event of any such redemption, you will receive at least 60 days notice prior to the redemption.

How to Exchange Your Shares

      You can exchange your shares for Institutional Shares of certain other Vista funds at net asset value beginning 15 days after purchase. Not all Vista funds offer Institutional Shares. The prospectus of the other Vista fund into which shares are being exchanged should be read carefully prior to any exchange and retained for future reference.

      To exchange your shares, simply complete an Exchange Authorization Form and send it to the Vista Service Center. The form is available from the Vista Service Center. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. The Vista Service Center's procedures for telephone transactions are described under "How to Sell Shares." The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding. Ask your investment representative or the Vista Service Center for prospectuses of other Vista funds. Shares of certain Vista funds are not available to residents of all states.

      The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Vista management or the Trustees believe doing so would be in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. In addition, any shareholder who makes more than ten exchanges of shares involving a Fund in a year or three in a calendar quarter will be charged a $5.00 administration fee for each such exchange. Shareholders would be notified of any such action to the extent required by law. Consult the Vista Service Center before requesting an exchange. The exchange privilege is subject to change or termination. See the SAI to find out more about the exchange privilege.

HOW THE FUND VALUES ITS SHARES

      The net asset value of each class of the Fund's shares is determined once daily based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time, however, options are priced at 4:15 p.m.), on each business day of the Fund, by dividing the net assets of the Fund attributable to that class by the total number of outstanding shares of that class. Values of assets held by the Fund (i.e., the value of its investment in the Portfolio and its other assets) are determined on the basis of their market or other fair value, as described in the SAI.

HOW DISTRIBUTIONS ARE MADE; TAX INFORMATION

      The Fund distributes any net investment income at least semi-annually and any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers.

      You can choose from three distribution options: (1) reinvest all distributions in additional Fund shares; (2) receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares; or (3) receive all distributions in cash. You can change your distribution option by notifying the Vista Service Center in writing. If you do not select an option when you open your account, all distributions will be reinvested. All distributions not paid in cash will be reinvested in shares of the class on which the distributions are paid. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the quarter in which the reinvestment occurs.

      If a check representing Fund distribution is not cashed within a specified period, the Vista Service Center will notify you that you have the option of requesting another check or reinvesting the distribution in the Fund or in another Vista fund. If the Vista Service Center does not receive your election, the distribution will be reinvested in the Fund. Similarly, if correspondence sent by the Fund or the Vista Service Center is returned as "undeliverable," distributions will automatically be reinvested in the Fund.

      The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Fund intends to distribute substantially all of its ordinary income and capital gain net income on a current basis. If the Fund does not qualify as a regulated investment company for any taxable year or does not make such distributions, the Fund will be subject to tax on all of its income and gains.

      All Fund distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

      A portion of the ordinary income dividends paid by the Fund may qualify for the 70% dividends-received deduction for corporate shareholders.

      Investors should be careful to consider the tax implications of purchasing shares just prior to the next distribution date. Those investors purchasing shares just prior to a distribution will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of such purchase reflected the amount of such distribution.

      Early in each calendar year the Fund will notify you of the amount and tax status of distributions paid to you by the Fund for the preceding year.

      The foregoing is a summary of certain federal income tax consequences of investing in the Fund. You should consult your tax adviser to determine the precise effect of an investment in the Fund on your particular tax situation (including possible liability for state and local taxes and, for foreign shareholders, U.S. withholding taxes).

OTHER INFORMATION CONCERNING THE FUND

                         Shareholder Servicing Agents

      The Trust has entered into shareholder servicing agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers who beneficially own Institutional Shares of the Fund. These services include assisting with purchase and redemption transactions, maintaining shareholder accounts and records, furnishing customer statements, transmitting shareholder reports and communications to customers and other similar shareholder liaison services. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of Institutional Shares of the Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship. Shareholder servicing agents may subcontract with other parties for the provision of shareholder support services.

      Shareholder servicing agents may offer additional services to their customers, including specialized procedures for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption plans. Each shareholder servicing agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain shareholder servicing agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees an amount not exceeding such other fees or the fees for their services as shareholder servicing agents.

                                 Administrator

      Chase acts as the administrator for the Fund and the Portfolio and is entitled to receive from each of the Fund and the Portfolio a fee computed daily and paid monthly at an annual rate equal to 0.05% of their respective average daily net assets.

                       Sub-Administrator and Distributor

      Vista Broker-Dealer Services, Inc. ("VBDS") acts as the Fund's sub-administrator and distributor. VBDS is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. For the sub-administrative services it performs, VBDS is entitled to receive a fee from the Fund at an annual rate equal to 0.05% of the Fund's average daily net assets. VBDS has agreed to use a portion of this fee to pay for certain expenses incurred in connection with organizing new series of the Trust and certain other ongoing expenses of the Trust. VBDS is located at 125 West 55th Street, New York, New York 10019.

                                   Custodian

      Chase acts as custodian and fund accountant for the Fund and receives compensation under an agreement with the Trust. Fund securities and cash may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees.

                                   Expenses

      The Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees: registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Fund's custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Fund. Shareholder servicing and distribution fees are allocated to specific classes of the Fund. In addition, the Fund may allocate transfer agency and certain other expenses by class. Service providers to the Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

                    Organization and Description of Shares

      The Fund is a portfolio of Mutual Fund Group, an open-end management investment company organized as a Massachusetts business trust in 1987 (the "Trust"). The Trust has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each class of the Fund generally vote together except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

      The Fund issues multiple classes of shares. This Prospectus relates only to Institutional Shares of the Fund, one class of shares offered by the Fund. Institutional Shares may be purchased only by qualified investors that make an initial investment of $1,000,000 or more. "Qualified investors" are defined as institutions, trusts, partnerships, corporations, qualified and other retirement plans and fiduciary accounts opened by a bank, trust company or thrift institution which exercises investment authority over such accounts. The Fund offers other classes of shares in addition to these classes. The categories of investors that are eligible to purchase shares may differ for each class of Fund shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which will affect the relative performance of the different classes. Investors may call 1-800-622-4273 to obtain additional information about other classes of shares of the Fund that are offered. Any person entitled to receive compensation for selling or servicing shares of the Fund may receive different levels of compensation with respect to one class of shares over another.

      The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. The Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust.

      Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

            Unique Characteristics of Master/Feeder Fund Structure

      Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Fund invests all of its investable assets in the Portfolio, a separate registered investment company. Therefore, a shareholder's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, other investors investing in the Portfolio are not required to sell their shares at the same public offering prices as the Fund. Shareholders of the Fund should be aware that these differences may result in differences in returns experienced in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures.

      Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. However, this possibility also exists for traditionally structured funds which have large or institutional investors. Funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as do the Fund's shareholders. Shares of the Fund for which no voting instructions have been received will be voted in the same proportion as those shares for which voting instructions are received. Certain changes in the Portfolio's objective, policies or restrictions may require the Trust to withdraw the Fund's interest in the Portfolio. Any withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Portfolio). The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

      State securities regulations generally do not permit the same individuals who are disinterested Trustees of the Trust to be Trustees of the Portfolio absent the adoption of written procedures by a majority of the disinterested Trustees of the Trust reasonably appropriate to deal with potential conflicts of interest up to and including creating a separate Board of Trustees. The Trustees of the Trust, including a majority of the disinterested Trustees, have adopted procedures they believe are reasonably appropriate to deal with any conflict of interest up to and including creating a separate Board of Trustees.

      Investors in the Fund may obtain information about whether an investment in the Portfolio may be available through other funds by writing the Vista Service Center.

                          Certain Regulatory Matters

      Banking laws, including the Glass-Steagall Act as currently interpreted, prohibit bank holding companies and their affiliates from sponsoring, organizing, controlling, or distributing shares of, mutual funds, and generally prohibit banks from issuing, underwriting, selling or distributing securities. These laws do not prohibit banks or their affiliates from acting as investment adviser, administrator or custodian to mutual funds or from purchasing mutual fund shares as agent for a customer. Chase and the Trust believe that Chase (including its affiliates) may perform the services to be performed by it as described in this Prospectus without violating such laws. If future changes in these laws or interpretations required Chase to alter or discontinue any of these services, it is expected that the Board of Trustees would recommend alternative arrangements and that investors would not suffer adverse financial consequences. State securities laws may differ from the interpretations of banking law described above and banks may be required to register as dealers pursuant to state law.

      Chase and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of the Fund, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Chase and its affiliates deal, trade and invest for their own accounts in U.S. Government obligations, municipal obligations and commercial paper and are among the leading dealers of various types of U.S. Government obligations and municipal obligations. Chase and its affiliates may sell U.S. Government obligations and municipal obligations to, and purchase them from, other investment companies sponsored by the Fund's distributor or affiliates of the distributor. Chase will not invest the Fund's assets in any U.S. Government obligations, municipal obligations or commercial paper purchased from itself or any affiliate, although under certain circumstances such securities may be purchased from other members of an underwriting syndicate in which Chase or an affiliate is a non-principal member. This restriction may limit the amount or type of U.S. Government obligations, municipal obligations or commercial paper available to be purchased by the Fund. Chase has informed the Fund that in making its investment decisions, it does not obtain or use material inside information in the possession of any other division or department of Chase, including the division that performs services for the Fund as custodian, or in the possession of any affiliate of Chase. Shareholders of the Fund should be aware that, subject to applicable legal or regulatory restrictions, Chase and its affiliates may exchange among themselves certain information about the shareholder and his account. Transactions with affiliated broker-dealers will only be executed on an agency basis in accordance with applicable federal regulations.

PERFORMANCE INFORMATION

      The Fund's investment performance may from time to time be included in advertisements about the Fund. Performance is calculated separately for each class of shares. "Yield" for each class of shares is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share of such class on the last day of that period.

      "Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the public offering price. Total return may also be presented for other periods.

      All performance data is based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, the Fund's operating expenses and which class of shares you purchase. Investment performance also often reflects the risks associated with the Fund's investment objectives and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. Quotation of investment performance for any period when a fee waiver or expense limitation was in effect will be greater than if the waiver or limitation had not been in effect. The Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services. See the SAI.

VISTA FAMILY OF FUNDS

Vista Service Center
P.O. Box 419392
Kansas City, MO 64141-6392

Transfer Agent
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105

Legal Counsel
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

                                   PROSPECTUS

                         VISTA[SM] LARGE CAP EQUITY FUND
                             Class A and B shares

                                  May 6, 1996

      Investment Strategy:  Capital Growth

      This Prospectus explains concisely what you should know before investing. Please read it carefully and keep it for future reference. You can find more detailed information about the Fund in its May 6, 1996 Statement of Additional Information, as amended periodically (the "SAI"). For a free copy of the SAI, call the Vista Service Center at 1-800-34-VISTA. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      INVESTMENTS IN THE FUND ARE SUBJECT TO RISK--INCLUDING POSSIBLE LOSS OF PRINCIPAL--AND WILL FLUCTUATE IN VALUE. SHARES OF THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS



Expense Summary
The expenses you might pay on your Fund investment, including examples.

Fund Objective.......................................................

Investment Policies
The kinds of securities in which the Fund invests,
investment policies and techniques, and risks........................

Management
Chase Manhattan Bank, the Fund's adviser; Chase Asset Management, the Fund's sub-adviser, and the individuals who manage the Fund......

About Your Investment
Alternative sales arrangements.......................................

How to Buy, Sell and Exchange Shares.................................

How the Fund Values its Shares.......................................

How Distributions are Made; Tax Information
How the Fund distributes its earnings, and
tax treatment related to those earnings..............................

Other Information Concerning the Fund
Distribution plans, shareholder servicing agents, administration, custodian, expenses, organization and regulatory matters.............

Performance Information
How performance is determined, stated and/or advertised..............

Make the Most of Your Vista Privileges...............................

EXPENSE SUMMARY

      Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs from investing in the Fund based on expenses incurred in the most recent fiscal year. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

                                                     Class A         Class B
Shareholder Transaction Expenses                     Shares          Shares

Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price)................  4.75%             None

Maximum Deferred Sales Charge
(as a percentage of the lower of original
purchase price or redemption proceeds)(*)..........   None            5.00%

Annual Fund Operating Expenses
(as a percentage of average net assets)

Investment Advisory Fee (after estimated waiver)(**) 0.00%            0.00%

12b-1 Fee(***).....................................  0.25%            0.75%

Shareholder Servicing Fee (after estimated waiver)(**)0.25%           0.25%

Other Expenses (after estimated waiver)(**)........  0.88%            0.88%
                                                     -----            -----

Total Fund Operating Expenses (after waiver of fee)(**)1.38%          1.88%
                                                       =====          =====

Examples

      Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                    1 Year      3 Years     5 Years     10 Years
                                    ------      -------     -------     --------

Class A Shares(+)................    $61         $89         $119        $205

Class B Shares:
  Assuming complete
  redemption at the
  end of the
  period(++)(+++)................   $71         $92         $125        $201

  Assuming no
  redemptions (+++)..............   $19         $59         $102        $201

-----------------------
* The maximum deferred sales charge on Class B shares applies to redemptions during the first year after purchase; the charge generally declines by 1% annually thereafter (except in the fourth year), reaching zero after six years. See "How to Buy, Sell and Exchange Shares."

** Reflects current waiver arrangement to maintain Total Fund Operating Expenses at the levels indicated in the table above. Absent such waivers, the Investment Advisory Fee would be 0.40% for Class A and Class B shares, and Total Fund Operating Expenses would be 1.78% and 2.28% for Class A and Class B shares, respectively, of average net assets.
*** Long-term shareholders in mutual funds with 12b-1 fees, such as Class A and Class B shareholders of the Fund, may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc. ("NASD").
+ Assumes deduction at the time of purchase of the maximum sales charge, as applicable.
++ Assumes deduction at the time of redemption of the maximum applicable deferred sales charge.
+++ Ten-year figures assume conversion of Class B shares to Class A shares eight years after purchase. See "How to Buy, Sell and Exchange Shares."

      The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. The examples should not be considered representations of past or future expenses or returns; actual expenses and returns may be greater or less than shown.

      Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund. The Fund understands that Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts. See "Other Information Concerning the Fund."

FUND OBJECTIVE

      Vista Large Cap Equity Fund seeks long-term capital growth. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

INVESTMENT POLICIES

Investment Approach

      Under normal market conditions, the Fund will invest at least 80% of its total assets in equity securities and at least 65% of its total assets in equity securities of established companies with substantial market capitalizations. Such companies typically have a large number of publicly held shares and high trading volume, resulting in a high degree of liquidity.

      The Fund seeks to purchase equity securities of companies that are expected to demonstrate greater long-term earnings growth than either their industry competitors or the average company included in the S&P 500 Composite Stock Index. These companies generally tend to have strong management organizations. The Fund's advisers will evaluate such well-known and established companies by assessing the strongest sectors of the market over the economic cycle, identifying those companies with favorable earnings prospects, and then selecting the most attractive values. The Fund's advisers will consider industry diversification as an important factor and will try to maintain representation in a variety of market sectors, although sector emphasis will shift as a result of changes in the outlook for earnings among market sectors.

      The Fund may invest any portion of its assets not invested in equity securities in high quality money market instruments and repurchase agreements. For temporary defensive purposes, the Fund may invest without limitation in these instruments. To the extent that the Fund departs from its investment policies during temporary defensive periods, its investment objective may not be achieved.

Other Investment Practices

      The Fund may also engage in the following investment practices, when consistent with the Fund's overall objective and policies. These practices, and certain associated risks, are more fully described in the SAI.

      Foreign Securities. The Fund may invest up to 20% of its total assets in foreign securities, including Depositary Receipts. Since foreign securities are normally denominated and traded in foreign currencies, the values of the Fund's foreign investments may be affected favorably or unfavorably by currency exchange rates and exchange control regulations. There may be less information publicly available about foreign companies than U.S. companies, and they are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. The securities of foreign companies may be less liquid and more volatile than the securities of comparable U.S. companies. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad) and expenses. It is possible that nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments could affect the value of the Fund's investments in certain foreign countries. Foreign laws may restrict the ability to invest in certain countries or issuers and special tax considerations will apply to foreign securities. The risks can increase if the Fund invests in securities of issuers in emerging markets.

      The Fund may invest its assets in securities of foreign issuers in the form of American Depositary Receipts, European Depositary Receipts or other similar securities representing securities of foreign issuers (collectively, "Depositary Receipts"). The Fund treats Depositary Receipts as interests in the underlying securities for purposes of its investment policies. The Fund will limit its investment in Depositary Receipts not sponsored by the issuer of the underlying securities to no more than 5% of the value of its net assets (at the time of investment).

      Money Market Instruments. The Fund may invest in cash or high-quality, short-term money market instruments. Such instruments may include U.S. Government securities, commercial paper of domestic and foreign issuers and obligations of domestic and foreign banks. Investments in foreign money market instruments may involve certain risks associated with foreign investment.

      Repurchase Agreements and Forward Commitments. The Fund may enter into agreements to purchase and resell securities at an agreed-upon price and time. These transactions must be fully collateralized at all times. The Fund may purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction.

      Borrowings and Reverse Repurchase Agreements. The Fund may borrow money from banks for temporary or short-term purposes, but will not borrow for leveraging purposes. The Fund may also sell and simultaneously commit to repurchase a portfolio security at an agreed-upon price and time, to avoid selling securities during unfavorable market conditions in order to meet redemptions. Whenever the Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). The Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws.

      Stand-By Commitments. The Fund may enter into put transactions, including transactions sometimes referred to as stand-by commitments, with respect to money market instruments in its portfolio. In these transactions, the Fund would acquire the right to sell a security at an agreed upon price within a specified period prior to its maturity date. These transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction. Acquisition of puts will have the effect of increasing the cost of the securities subject to the put and thereby reducing the yields otherwise available from such securities.

      Convertible Securities. The Fund may invest up to 20% of its net assets in convertible securities, which are securities generally offering fixed interest or dividend yields which may be converted either at a stated price or stated rate for common or preferred stock. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase, and increase as interest rates decline. Because of the conversion feature, the market value of convertible securities also tends to vary with fluctuations in the market value of the underlying common or preferred stock.

      Other Investment Companies. The Fund may invest up to 10% of its total assets in shares of other investment companies, subject to applicable regulatory limitations. The Fund is authorized to seek to achieve its objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund.

      STRIPS. The Fund may invest up to 20% of its total assets in separately traded principal and interest components of securities backed by the full faith and credit of the U.S. Government, including instruments known as "STRIPS". The interest component of these instruments may be more volatile than that of similar government securities with comparable maturities.

      Derivatives and Related Instruments. The Fund may invest its assets in derivative and related instruments to hedge various market risks or to increase the Fund's income or gain. Some of these instruments will be subject to asset segregation requirements to cover the Fund's obligations. The Fund may (i) purchase, write and exercise call and put options on securities and securities indexes (including using options in combination with securities, other options or derivative instruments); (ii) enter into swaps, futures contracts and options on futures contracts; (iii) employ forward currency contracts; and (iv) purchase and sell structured products, which are instruments designed to restructure or reflect the characteristics of certain other investments.

      There are a number of risks associated with the use of derivatives and related instruments and no assurance can be given that any strategy will succeed. The value of certain derivatives or related instruments in which the Fund invests may be particularly sensitive to changes in prevailing economic conditions and market value. The ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Fund's advisers to forecast these factors correctly. Incorrect forecasts could expose the Fund to a risk of loss. There can be no guarantee that there will be a correlation between price movements in a hedging instrument and in the portfolio assets being hedged. The Fund is not required to use any hedging strategies. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. Derivatives transactions not involving hedging may have speculative characteristics, involve leverage and result in more risk to the Fund than hedging strategies using the same instruments. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a derivatives position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in derivatives markets. In certain instances, particularly those involving over-the-counter transactions or forward contracts, there is a greater potential that a counterparty or broker may default.In the event of a default, the Fund may experience a loss. For additional information concerning derivatives, related instruments and the associated risks, see the SAI.

Limiting Investment Risks

      Specific investment restrictions help the Fund limit investment risks for its shareholders. These restrictions prohibit the Fund from: (a) with respect to 75% of its assets, holding more than 10% of the voting securities of any issuer or investing more than 5% of its net assets in the securities of any one issuer (other than government obligations); (b) investing more than 15% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees); or (c) investing more than 25% of its total assets in any one industry. A complete description of these and other investment policies is included in the SAI. Except for restriction (c) above and investment policies (including its investment objective) designated as fundamental in the SAI, the Fund's investment policies are not fundamental. The Trustees may change any non-fundamental investment policy without shareholder approval.

Risk Factors

      The Fund does not constitute a balanced or complete investment program, and the net asset value of the shares of the Fund can be expected to fluctuate based on the value of the securities in the Fund's portfolio. The Fund is subject to the general risks and considerations associated with equity investing.

      For a discussion of certain other risks associated with the Fund's additional investment activities, see "Other Investment Practices" above.

MANAGEMENT

The Fund's Advisers

      The Chase Manhattan Bank ("Chase") acts as investment adviser to the Fund pursuant to an Investment Advisory Agreement and has overall responsibility for investment decisions of the Fund, subject to the oversight of the Board of Trustees. Chase is a wholly-owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase and its predecessors have over 100 years of money management experience. For its investment advisory services to the Fund, Chase is entitled to receive an annual fee computed daily and paid monthly based at an annual rate equal to 0.40% of the Fund's average daily net assets. Chase is located at 270 Park Avenue, New York, New York 10017.

      Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to the Fund pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly-owned operating subsidiary of Chase. CAM makes investment decisions for the Fund on a day-to-day basis. For these services, CAM receives a fee, payable by Chase from its advisory fee, in a mutually agreed amount. CAM was recently formed for the purpose of providing discretionary investment advisory services to institutional clients and to consolidate Chase's investment management function. The same individuals who serve as portfolio managers for Chase also serve as portfolio managers for CAM. CAM is located at 1211 Avenue of the Americas, New York, New York 10036.

      Portfolio Manager. Karen L. Shapiro is responsible for the day-to-day management of the Fund's portfolio. Ms. Shapiro joined Chase in May 1996. Prior to joining Chase, Ms. Shapiro managed the Hanover Blue Chip Growth Fund and was a vice president and senior portfolio manager at the Portfolio Group and a member of its investment committee. Prior to joining the Portfolio Group, Ms. Shapiro was a portfolio manager in the personal investment consulting department at Manufacturers Hanover Trust Company.

ABOUT YOUR INVESTMENT

Alternative Sales Arrangements

      Class A shares. An investor who purchases Class A shares pays a sales charge at the time of purchase. As a result, Class A shares are not subject to any sales charges when they are redeemed. Certain purchases of Class A shares qualify for reduced sales charges. Class A shares have lower combined 12b-1 and service fees than Class B shares. See "How to Buy, Sell and Exchange Shares" and "Other Information Concerning the Fund."

      Class B shares. Class B shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge ("CDSC") if redeemed within a specified period after purchase. Class B shares also have higher combined 12b-1 and service fees than Class A shares.

      Class B shares automatically convert into Class A shares, based on relative net asset value, eight years after purchase. For more information about the conversion of Class B shares, see the SAI. This discussion will include information about how shares acquired through reinvestment of distributions are treated for conversion purposes. Class B shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made. Until conversion, Class B shares will have a higher expense ratio and pay lower dividends than Class A shares because of the higher combined 12b-1 and service fees. See "How to Buy, Sell and Exchange Shares" and "Other Information Concerning the Fund."

      Which arrangement is best for you? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge might consider Class B shares. Orders for Class B shares for $250,000 or more will be treated as orders for Class A shares or declined. For more information about these sales arrangements, consult your investment representative or the Fund's distributor.

HOW TO BUY, SELL AND EXCHANGE SHARES

How to Buy Shares

      You can open a fund account with as little as $2,500 ($1,000 for IRAs and SEP-IRAs) and make additional investments at any time with as little as $100. You can buy fund shares three ways-through an investment representative, through the Fund's distributor by calling the Vista Service Center, or through a systematic investment plan.

      All purchases made by check should be in U.S. dollars and made payable to the Vista Funds. Third party checks, except those payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership), credit cards and cash will not be accepted. The Fund reserves the right to reject any purchase order or cease offering shares for purchase at any time. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account for 15 business days. In addition, the redemption of shares through a Systematic Investment Plan will not be allowed for 7 calendar days.

      Buying shares through the Fund's distributor. Complete and return the enclosed application and your check in the amount you wish to invest to the Vista Service Center.

      Buying shares through systematic investing. You can make regular investments of $100 or more per month through automatic deduction from your bank checking or savings account. Shareholders electing to start this Systematic Investment Plan when opening an account should complete Section 8 of the account application. Current shareholders may begin such a plan at any time by sending a signed letter with signature guarantee to the Vista Service Center. Call the Vista Service Center at 1-800-34-VISTA for complete instructions.

      Shares are sold at the public offering price based on the net asset value next determined after the Vista Service Center receives your order. In most cases, in order to receive that day's public offering price, the Vista Service Center must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.

      If you are considering redeeming or exchanging shares or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange or transfer. Otherwise the Fund may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, the Fund will not issue certificates for your shares unless you request them.

Class A Shares

      The public offering price of Class A shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The Fund receives the net asset value. The sales charge is allocated between your broker-dealer and the Fund's distributor as shown in the following table, except when the Fund's distributor, in its discretion, allocates the entire amount to your broker-dealer.

-------------------------------------------------------------------------------
                              Sales charge as a
                                percentage of:        Amount of sales charge
 Amount of transaction at      Offering   Net amount reallowed to dealers as a
    offering price($)             price   invested  percentage of offering price
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Under 100,000                   4.75        4.99               4.00
-------------------------------------------------------------------------------
100,000 but under 250,000       3.75        3.90               3.25
-------------------------------------------------------------------------------
250,000 but under 500,000       2.50        2.56               2.25
-------------------------------------------------------------------------------
500,000 but under 1,000,000     2.00        2.00               1.75
-------------------------------------------------------------------------------

     There is no initial sales charge on purchases of Class A shares of $1 million or more.

     Except as stated below, the Fund's distributor pays broker-dealers commissions on sales of Class A shares of $1 million or more based on an investor's cumulative purchases (excluding money market funds) during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $2.5 million, 0.75% of the next $7.5 million, 0.50% of the next $40 million and 0.20% thereafter. On sales at net asset value to a participant-directed qualified retirement plan initially investing less than $20 million in the Vista Family of Funds (including a plan with at least 50 eligible employees), the Fund's distributor pays commissions during each one-year measuring period, determined as described above, at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million and 0.50% thereafter. On sales at net asset value to all other participant-directed qualified retirement plans, the Fund's distributor pays commissions on the initial investment and on subsequent net quarterly sales at a rate of 0.15%.

Class B Shares

      Class B shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within a specified period after purchase, as shown in the table below. The following types of shares may be redeemed without charge at any time: (i) shares acquired by reinvestment of distributions and (ii) shares otherwise exempt from the CDSC, as described in "How to Buy Shares-General." For other shares, the amount of the charge is determined as a percentage of the lesser of the current market value or the cost of shares being redeemed.

Year              1     2     3     4     5     6     7     8+
--------------------------------------------------------------
CDSC              5%    4%    3%    3%    2%    1%    0%    0%

      In determining whether a CDSC is payable on any redemption, the Fund will first redeem shares not subject to any charge, and then shares held longest during the CDSC period. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from the CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price. For information on how sales charges are calculated if you exchange your shares, see "How to Exchange Your Shares." The Fund's distributor pays broker-dealers a commission of [4.00%] of the offering on sales of Class B shares, and the distributor receives the entire amount of any CDSC you pay.

General

      You may be eligible to buy Class A shares at reduced sales charges. Consult your investment representative or the Vista Service Center for details about Vista's combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, employee benefit plans, and other plans. Descriptions are also included in enclosed application and in the SAI.

      A participant-directed employee benefit plan participating in a "multi-fund" program approved by the Board of Trustees may include amounts invested in the other mutual funds participating in such program for purposes of determining whether the plan may purchase Class A shares at net asset value. These investments will also be included for purposes of the discount privileges and programs described above.

      The Fund may sell Class A and Class B shares at net asset value without an initial sales charge or a CDSC to the current and retired Trustees (and their families), current and retired employees (and their families) of Chase, the Fund's distributor and transfer agent or any affiliates or subsidiaries thereof, registered representatives and other employees (and their families) of broker-dealers having selected dealer agreements with the Fund's distributor, employees (and their families) of financial institutions having selected dealer agreements with the Fund's distributor (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of Vista fund shares) financial institution trust departments investing an aggregate of $1 million or more in the Vista Family of Funds and clients of certain administrators of tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in the Vista Family of Funds.

      No initial sales charge will apply to the purchase of Class A shares of the Fund by an investor seeking to invest the proceeds of a qualified retirement plan where a portion of the plan was invested in the Vista Family of Funds, any qualified retirement plan with 50 or more participants, or an individual participant in a tax-qualified plan making a tax-free rollover or transfer of assets from the plan in which Chase or an affiliate serves as trustee or custodian of the plan or manages some portion of the plan's assets.

      Purchases of Class A shares of the Fund may be made with no initial sales charge through an investment adviser or financial planner who charges a fee for their services. Purchases of Class A shares of the Fund may be made with no initial sales charge (i) by an investment adviser, broker or financial planner, provided arrangements are preapproved and purchases are placed through an omnibus account with the Fund or (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent. Such purchases may be made for retirement and deferred compensation plans and trusts used to fund those plans.

      Purchases of Class A shares of the Fund may be made with no initial sales charge in accounts opened by a bank, trust company or thrift institution which is acting as a fiduciary, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund, the Fund's distributor or the Vista Service Center.

      Shareholders of record of any Vista Fund as of November 30, 1990 and certain immediate family members may purchase Class A shares of the Fund with no initial sales charge for as long as they continue to own Class A shares of any Vista fund, provided there is no change in account registration. Shareholders of record of any portfolio of The Hanover Funds, Inc. or The Hanover Investment Funds, Inc. as of May 3, 1996 and certain related investors may purchase Class A shares of the Fund with no initial sales charge for as long as they continue to own shares of any Vista fund following this date, provided there is no change in account registration.

      The Fund may sell shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition by the Fund of assets of an investment company or personal holding company and the CDSC will be waived on redemption of shares arising out of death or disability or in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of Class B shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The SAI contains additional information about purchasing the Fund's shares at reduced sales charges.

      The Fund reserves the right to change any of these policies on purchases without an initial sales charge at any time and may reject any such purchase request.

      Shareholders of other Vista funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, shares of the Fund at net asset value.

How to Sell Shares

      You can sell your shares to the Fund any day the New York Stock Exchange is open, either directly to the Fund or through your investment representative. The Fund will only redeem shares for which it has received payment.

      Selling shares directly to the Fund. Send a signed letter of instruction to the Vista Service Center, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the Fund receives your request in proper form, less any applicable CDSC. In order to receive that day's net asset value, the Vista Service Center must receive your request before the close of regular trading on the New York Stock Exchange.

      If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee.

      If you want your redemption proceeds sent to an address other than your address as it appears on Vista's records, a signature guarantee is required. The Fund usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Vista Service Center for details.

      The Fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

      You may use Vista's Telephone Redemption Privilege to redeem shares valued up to $100,000 from your account unless you have notified the Vista Service Center of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, the Fund will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide the fund with his or her account registration and address as it appears on the Fund's records.

      The Vista Service Center will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult the Vista Service Center.

      During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Vista Service Center by telephone. In this event, you may wish to submit a written redemption request, as described above, or contact your investment representative. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

      Systematic withdrawal. You can make regular withdrawals of $100 or more monthly, quarterly, or semiannually from an account valued at $5,000 or more ($10,000 for Class B accounts, not to exceed 12% per year).

      Selling shares through your investment representative. Your investment representative must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Vista Service Center, and may charge you for its services.

      Redemption of accounts of less than $500. The Fund may involuntarily redeem your shares if at such time the aggregate net asset value of the shares in your account is less than $500. In the event of any such redemption, you will receive at least 60 days notice prior to the redemption. In the event the Fund redeems Class B shares pursuant to this provision, no CDSC will be imposed.

How to Exchange Your Shares

      You can exchange your shares for shares of the same class of certain other Vista funds at net asset value beginning 15 days after purchase. Not all Vista funds offer all classes of shares. The prospectus of the other Vista fund into which shares are being exchanged should be read carefully and retained for future reference. If you exchange shares subject to CDSC, the transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. The CDSC will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest CDSC applicable to your class of shares. In computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

      An exchange of Class B shares into any of the Vista money market funds other than the Class B shares of the Vista Prime Money Market Fund will be treated as a redemption -- and therefore subject to the conditions of the CDSC -- and a subsequent purchase. Class B shares of any Vista non-money market Fund may be exchanged into the Class B shares of the Vista Prime Money Market Fund in order to continue the aging of the initial purchase of such shares.

      To exchange your shares, simply complete an Exchange Authorization Form and send it to the Vista Service Center. The form is available from the Vista Service Center. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. The Vista Service Center's procedures for telephone transactions are described under "How to Sell Shares." The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding. Ask your investment representative or the Vista Service Center for prospectuses of other Vista funds. Shares of certain Vista funds are not available to residents of all states.

      The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Vista management or the Trustees believe doing so would be in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. In addition, any shareholder who makes more than ten exchanges of shares involving a Fund in a year or three in a calendar quarter will be charged a $5.00 administration fee for each such exchange. Shareholders would be notified of any such action to the extent required by law. Consult the Vista Service Center before requesting an exchange. See the SAI to find out more about the exchange privilege.

      Reinstatement privilege. Class A shareholders have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of the redemption, accompanied by payment for the shares (not in excess of the redemption). Class B shareholders who have redeemed their shares and paid a CDSC with such redemption may purchase Class A shares with no initial sales charge (in an amount not in excess of their redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B shares.

HOW THE FUND VALUES ITS SHARES

      The net asset value of each class of the Fund's shares is determined once daily based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time, however, options are priced at 4:15 p.m.), on each business day of the Fund, by dividing the net assets of the Fund attributable to that class by the total number of outstanding shares of that class. Values of assets held by the Fund are determined on the basis of their market or other fair value, as described in the SAI.

HOW DISTRIBUTIONS ARE MADE; TAX INFORMATION

      The Fund distributes any net investment income at least quarterly and any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. Distributions paid by the Fund with respect to Class A shares will generally be greater than those paid with respect to Class B shares because expenses attributable to Class B shares will generally be higher.

      You can choose from three distribution options: (1) reinvest all distributions in additional Fund shares without a sales charge; (2) receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares without a sales charge; or (3) receive all distributions in cash. You can change your distribution option by notifying the Vista Service Center in writing. If you do not select an option when you open your account, all distributions will be reinvested. All distributions not paid in cash will be reinvested in shares of the class on which the distributions are paid. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the quarter in which the reinvestment occurs.

      If a check representing Fund distribution is not cashed within a specified period, the Vista Service Center will notify you that you have the option of requesting another check or reinvesting the distribution in the Fund or in another Vista fund. If the Vista Service Center does not receive your election, the distribution will be reinvested in the Fund. Similarly, if correspondence sent by the Fund or the Vista Service Center is returned as "undeliverable," distributions will automatically be reinvested in the Fund.

      The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Fund intends to distribute substantially all of its ordinary income and capital gain net income on a current basis. If the Fund does not qualify as a regulated investment company for any taxable year or does not make such distributions, the Fund will be subject to tax on all of its income and gains.

      All Fund distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

      Investors should be careful to consider the tax implications of purchasing shares just prior to the next distribution date. Those investors purchasing shares just prior to a distribution will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of such purchase reflected the amount of such distribution.

      Early in each calendar year the Fund will notify you of the amount and tax status of distributions paid to you by the Fund for the preceding year.

      The foregoing is a summary of certain federal income tax consequences of investing in the Fund. You should consult your tax adviser to determine the precise effect of an investment in the Fund on your particular tax situation (including possible liability for state and local taxes and, for foreign shareholders, U.S. withholding taxes).

OTHER INFORMATION CONCERNING THE FUND

                              Distribution Plans

      The Fund's distributor is Vista Broker-Dealer Services, Inc. ("VBDS"). VBDS is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. The Trust has adopted Rule 12b-1 distribution plans for Class A and Class B shares which provide that the Fund will pay distribution fees at annual rates of up to 0.25% and 0.75% annually of the average daily net assets attributable to Class A and Class B shares of the Fund, respectively. Payments under the distribution plans shall be used to compensate or reimburse the Fund's distributor and broker-dealers for services provided and expenses incurred in connection with the sale of Class A and Class B shares, and are not tied to the amount of actual expenses incurred. Payments may be used to compensate broker-dealers with trail or maintenance commissions at an annual rate of up to 0.25% of the average daily net asset value of Class A or Class B shares maintained in the Fund by customers of these broker-dealers. Trail or maintenance commissions are paid to broker-dealers beginning the 13th month following the purchase of shares by their customers. Some activities intended to promote the sale of Class A and Class B shares will be conducted generally by the Vista Family of Funds, and activities intended to promote the Fund's Class A and Class B shares may also benefit the Fund's other shares and other Vista funds.

      VBDS may provide promotional incentives to broker-dealers that meet specified sales targets for one or more Vista funds. These incentives may include gifts of up to $100 per person annually; an occasional meal, ticket to a sporting event or theater or entertainment for broker-dealers and their guests; and payment or reimbursement for travel expenses, including lodging and meals, in connection with attendance at training and educational meetings within and outside the U.S.
                         Shareholder Servicing Agents

      The Trust has entered into shareholder servicing agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers who beneficially own Class A or Class B shares of the Fund. These services include assisting with purchase and redemption transactions, maintaining shareholder accounts and records, furnishing customer statements, transmitting shareholder reports and communications to customers and other similar shareholder liaison services. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of Class A or Class B shares of the Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship. Shareholder servicing agents may subcontract with other parties for the provision of shareholder support services.

      Shareholder servicing agents may offer additional services to their customers, including specialized procedures for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption plans. Each shareholder servicing agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain shareholder servicing agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees an amount not exceeding such other fees or the fees for their services as shareholder servicing agents.

                      Administrator and Sub-Administrator

      Chase acts as the Fund's administrator and is entitled to receive a fee computed daily and paid monthly at an annual rate equal to 0.10% of the Fund's average daily net assets.

      VBDS provides certain sub-administrative services to the Fund pursuant to its distribution and sub- administration agreement and is entitled to receive a fee for these services from the Fund at an annual rate equal to 0.05% of the Fund's average daily net assets. VBDS has agreed to use a portion of this fee to pay for certain expenses incurred in connection with organizing new series of the Trust and certain other ongoing expenses of the Trust. VBDS is located at 125 West 55th Street, New York, New York 10019.

                                   Custodian

      Chase acts as custodian and fund accountant for the Fund and receives compensation under an agreement with the Trust. Fund securities and cash may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees.

                                   Expenses

      The Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees: registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Fund's custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Fund. Shareholder servicing and distribution fees are allocated to specific classes of the Fund. In addition, the Fund may allocate transfer agency and certain other expenses by class. Service providers to the Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

                    Organization and Description of Shares

      The Fund is a portfolio of Mutual Fund Group, an open-end management investment company organized as a Massachusetts business trust in 1987 (the "Trust"). The Trust has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each class of the Fund generally vote together except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

      The Fund issues multiple classes of shares. This Prospectus relates only to Class A and Class B shares of the Fund. The Fund offers other classes of shares in addition to these classes. The categories of investors that are eligible to purchase shares and minimum investment requirements may differ for each class of Fund shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which will affect the relative performance of the different classes. Investors may call 1-800-34-VISTA to obtain additional information about other classes of shares of the Fund that are offered. Any person entitled to receive compensation for selling or servicing shares of the Fund may receive different levels of compensation with respect to one class of shares over another.

      The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. The Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust.

      Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

                          Certain Regulatory Matters

      Banking laws, including the Glass-Steagall Act as currently interpreted, prohibit bank holding companies and their affiliates from sponsoring, organizing, controlling, or distributing shares of, mutual funds, and generally prohibit banks from issuing, underwriting, selling or distributing securities. These laws do not prohibit banks or their affiliates from acting as investment adviser, administrator or custodian to mutual funds or from purchasing mutual fund shares as agent for a customer. Chase and the Trust believe that Chase (including its affiliates) may perform the services to be performed by it as described in this Prospectus without violating such laws. If future changes in these laws or interpretations required Chase to alter or discontinue any of these services, it is expected that the Board of Trustees would recommend alternative arrangements and that investors would not suffer adverse financial consequences. State securities laws may differ from the interpretations of banking law described above and banks may be required to register as dealers pursuant to state law.

      Chase and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of the Fund, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Chase and its affiliates deal, trade and invest for their own accounts in U.S. Government obligations, municipal obligations and commercial paper and are among the leading dealers of various types of U.S. Government obligations and municipal obligations. Chase and its affiliates may sell U.S. Government obligations and municipal obligations to, and purchase them from, other investment companies sponsored by the Fund's distributor or affiliates of the distributor. Chase will not invest the Fund's assets in any U.S. Government obligations, municipal obligations or commercial paper purchased from itself or any affiliate, although under certain circumstances such securities may be purchased from other members of an underwriting syndicate in which Chase or an affiliate is a non-principal member. This restriction may limit the amount or type of U.S. Government obligations, municipal obligations or commercial paper available to be purchased by the Fund. Chase has informed the Fund that in making its investment decisions, it does not obtain or use material inside information in the possession of any other division or department of Chase, including the division that performs services for the Fund as custodian, or in the possession of any affiliate of Chase. Shareholders of the Fund should be aware that, subject to applicable legal or regulatory restrictions, Chase and its affiliates may exchange among themselves certain information about the shareholder and his account. Transactions with affiliated broker-dealers will only be executed on an agency basis in accordance with applicable federal regulations.

PERFORMANCE INFORMATION

      The Fund's investment performance may from time to time be included in advertisements about the Fund. Performance is calculated separately for each class of shares. "Yield" for each class of shares is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share of such class on the last day of that period.

      "Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the maximum public offering price (in the case of Class A shares) or reflecting the deduction of any applicable contingent deferred sales charge (in the case of Class B shares). Total return reflects the deduction of the maximum initial sales charge in the case of Class A shares, but does not reflect the deduction of any contingent deferred sales charge in the case of Class B shares. Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if such sales charges were used.

      All performance data is based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, the Fund's operating expenses and which class of shares you purchase. Investment performance also often reflects the risks associated with the Fund's investment objectives and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. Quotation of investment performance for any period when a fee waiver or expense limitation was in effect will be greater than if the waiver or limitation had not been in effect. The Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services. See the SAI.

MAKE THE MOST OF YOUR VISTA PRIVILEGES

The following services are available to you as a Vista mutual fund shareholder.

o SYSTEMATIC INVESTMENT PLAN - Invest as much as you wish ($100 or more) in the first or third week of any month. The amount will be automatically transferred from your checking or savings account.

o SYSTEMATIC WITHDRAWAL - Make regular withdrawals of $100 or more monthly, quarterly, or semiannually from an account valued at $5,000 or more ($10,000 for Class B accounts).

o SYSTEMATIC EXCHANGE - Transfer assets automatically from one Vista account to another on a regular, prearranged basis. There is no additional charge for this service.

o FREE EXCHANGE PRIVILEGE - Exchange money between Vista funds in the same class of shares without charge. The exchange privilege allows you to adjust your investments as your objectives change.
      A signature guarantee is required for exchanges of more than $500,000.

Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange and systematic withdrawal or exchange.

o REINSTATEMENT PRIVILEGE - Class A shareholders have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of the redemption, accompanied by payment for the shares (not in excess of the redemption).

      Class B shareholders who have redeemed their shares and paid a CDSC with such redemption may purchase Class A shares with no initial sales charge (in an amount not in excess of their redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B shares.

For more information about any of these services and privileges, call your shareholder servicing agent, investment representative or the Vista Service Center at 1-800-34-VISTA. These privileges are subject to change or termination.

VISTA FAMILY OF FUNDS

Vista Service Center
P.O. Box 419392
Kansas City, MO 64141-6392

Transfer Agent
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105

Legal Counsel
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

                                   PROSPECTUS

                         VISTA[SM] LARGE CAP EQUITY FUND
                             Institutional Shares

                                  May 6, 1996

      Investment Strategy:  Capital Growth

      This Prospectus explains concisely what you should know before investing. Please read it carefully and keep it for future reference. You can find more detailed information about the Fund in its May 6, 1996 Statement of Additional Information, as amended periodically (the "SAI"). For a free copy of the SAI, call the Vista Service Center at 1-800-622-4273. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      INVESTMENTS IN THE FUND ARE SUBJECT TO RISK--INCLUDING POSSIBLE LOSS OF PRINCIPAL--AND WILL FLUCTUATE IN VALUE. SHARES OF THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS



Expense Summary........................................................

Financial Highlights...................................................

Fund Objective.........................................................

Investment Policies....................................................

Management.............................................................

How to Purchase, Redeem and Exchange Shares............................

How the Fund Values its Shares.........................................

How Distributions are Made; Tax Information............................

Other Information Concerning the Fund..................................

Performance Information................................................

EXPENSE SUMMARY

      Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs from investing in the Fund based on expenses incurred in the most recent fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


Annual Fund Operating Expenses
(as percentage of average net assets)

Investment Advisory Fee.(after estimated waiver)(*)..............     0.00%

12b-1 Fee........................................................      None

Shareholder Servicing Fee........................................     0.25%

Other Expenses...................................................     0.35%
                                                                      -----

Total Fund Operating Expenses (after waiver of fee)(*)...........     0.60%
                                                                      =====



Example

      Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                 1 Year   3 Year   5 Years 10 Years
                                 ------   ------   ------- --------

      Institutional Shares.....    $6       $18      $30      $58


-----------------------
* Reflects current waiver arrangement to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers, the Investment Advisory Fee would be 0.40%, and Total Fund Operating Expenses would be 1.00% of average net assets. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year to the extent necessary to prevent Total Fund Operating Expenses of Institutional Shares of the Fund for such period from exceeding the amount indicated.

      The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. The examples should not be considered representations of past or future expenses or returns; actual expenses and returns may be greater or less than shown.

      Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund. The Fund understands that Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts. See "Other Information Concerning the Fund."

FINANCIAL HIGHLIGHTS

      The following information on selected per share data and ratios with respect to each of the four fiscal periods commencing after June 30, 1992, and the related financial statements, have been audited by Price Waterhouse LLP, independent accountants, whose report expressed an unqualified opinion thereon. The information on selected per share data and ratios with respect to the fiscal year ended June 30, 1992 and the period November 30, 1990 to June 30, 1991, have been audited by other independent accountants, whose report expressed an unqualified opinion thereon. The following information should be read in conjunction with the financial statements and notes thereto which are incorporated by reference in the Statement of Additional Information.

                                                                     Vista Large Cap Equity Fund
                                                                     ---------------------------
                                                Year       Year       Year   July 1, 1992**   Year     November
                                               Ended       Ended      Ended     through     Ended     1990* to
                                           October 31  October 31  October 31  October 31  June 30  June 30, 1991
                                           ----------  ----------  ----------  ----------  -------  -------------
                                                 1995      1994       1993       1992       1992        1991
                                                 ----      ----       ----       ----       ----        ----
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period            $13.16    $13.65     $12.56     $12.50     $11.43      $10.00
                                                ------    ------     ------     ------     ------      ------
Income From Investment Operations:
Net Investment Income                            0.277     0.298      0.302      0.080      0.240       0.170

Net gain on Securities
     (both realized and unrealized)              1.744     0.263      1.153      0.500      1.230       1.350
                                                 -----     -----      -----      -----      -----       -----
Total from Investment Operations                 2.021     0.561      1.455      0.580      1.470       1.520
                                                 -----     -----      -----      -----      -----       -----
Less Distributions:
     Dividends from net investment income        0.282     0.290      0.304      0.140      0.290       0.090
     Distributions from capital gains            2.659     0.761      0.062      0.380      0.110       0.000
                                                 -----     -----      -----      -----      -----       -----
Total Distributions:                             2.941     1.051      0.366      0.520      0.400       0.090
                                                 -----     -----      -----      -----      -----       -----
Net Asset Value, End of Period                 $ 12.24   $ 13.16    $ 13.65    $ 12.56    $ 12.50     $ 11.43
                                               =======   =======    =======    =======    =======     =======
Total Return                                     20.41%     4.37%     11.73%      4.78%     12.99%      15.25%
                                                 =====      ====      =====       ====      =====       =====

Ratios/Supplemental Data
     Net Assets, End of Period (000 omitted)  $ 55,417  $ 67,818  $ 120,635  $ 106,088   $ 92,261     $ 95,440
Ratio of Expenses to average
     net assets #                                 0.31%     0.31%      0.31%      0.30%      0.30%       0.28%
Ratio of net investment income
     to average net assets #                      2.41%     2.30%      2.30%      1.96%      2.29%       2.81%
Ratio of expenses without waviers
     and assumption of expenses
     to average net assets #                      0.90%     0.95%      0.88%      0.80%      1.02%       1.13%
Ratio of net investment income
     without waivers and assumption
     of expenses to average net assets #          1.82%     1.66%      1.73%      1.46%      1.57%       1.96%
Portfolio turnover rate                           45.0%     53.0%      33.0%       5.0%      14.0%       19.0%


-------------------------------

*    Commencement of operations.
#    Short periods have been annualized.
**   In 1992, the Fund's fiscal year-end was changed from June 30 to October 31.

FUND OBJECTIVE

      Vista Large Cap Equity Fund seeks long-term capital growth. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

INVESTMENT POLICIES

Investment Approach

      Under normal market conditions, the Fund will invest at least 80% of its total assets in equity securities and at least 65% of its total assets in equity securities of established companies with substantial market capitalizations. Such companies typically have a large number of publicly held shares and high trading volume, resulting in a high degree of liquidity.

      The Fund seeks to purchase equity securities of companies that are expected to demonstrate greater long-term earnings growth than either their industry competitors or the average company included in the S&P 500 Composite Stock Index. These companies generally tend to have strong management organizations. The Fund's advisers will evaluate such well-known and established companies by assessing the strongest sectors of the market over the economic cycle, identifying those companies with favorable earnings prospects, and then selecting the most attractive values. The Fund's advisers will consider industry diversification as an important factor and will try to maintain representation in a variety of market sectors, although sector emphasis will shift as a result of changes in the outlook for earnings among market sectors.

      The Fund may invest any portion of its assets not invested in equity securities in high quality money market instruments and repurchase agreements. For temporary defensive purposes, the Fund may invest without limitation in these instruments. To the extent that the Fund departs from its investment policies during temporary defensive periods, its investment objective may not be achieved.

Other Investment Practices

      The Fund may also engage in the following investment practices, when consistent with the Fund's overall objective and policies. These practices, and certain associated risks, are more fully described in the SAI.

      Foreign Securities. The Fund may invest up to 20% of its total assets in foreign securities, including Depositary Receipts. Since foreign securities are normally denominated and traded in foreign currencies, the values of the Fund's foreign investments may be affected favorably or unfavorably by currency exchange rates and exchange control regulations. There may be less information publicly available about foreign companies than U.S. companies, and they are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. The securities of foreign companies may be less liquid and more volatile than the securities of comparable U.S. companies. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad) and expenses. It is possible that nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments could affect the value of the Fund's investments in certain foreign countries. Foreign laws may restrict the ability to invest in certain countries or issuers and special tax considerations will apply to foreign securities. The risks can increase if the Fund invests in securities of issuers in emerging markets.

      The Fund may invest its assets in securities of foreign issuers in the form of American Depositary Receipts, European Depositary Receipts or other similar securities representing securities of foreign issuers (collectively, "Depositary Receipts"). The Fund treats Depositary Receipts as interests in the underlying securities for purposes of its investment policies. The Fund will limit its investment in Depositary Receipts not sponsored by the issuer of the underlying securities to no more than 5% of the value of its net assets (at the time of investment).

      Money Market Instruments. The Fund may invest in cash or high-quality, short-term money market instruments. Such instruments may include U.S. Government securities, commercial paper of domestic and foreign issuers and obligations of domestic and foreign banks. Investments in foreign money market instruments may involve certain risks associated with foreign investment.

      Repurchase Agreements and Forward Commitments. The Fund may enter into agreements to purchase and resell securities at an agreed-upon price and time. These transactions must be fully collateralized at all times. The Fund may purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction.

      Borrowings and Reverse Repurchase Agreements. The Fund may borrow money from banks for temporary or short-term purposes, but will not borrow for leveraging purposes. The Fund may also sell and simultaneously commit to repurchase a portfolio security at an agreed-upon price and time, to avoid selling securities during unfavorable market conditions in order to meet redemptions. Whenever the Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). The Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws.

      Stand-By Commitments. The Fund may enter into put transactions, including transactions sometimes referred to as stand-by commitments, with respect to money market instruments in its portfolio. In these transactions, the Fund would acquire the right to sell a security at an agreed upon price within a specified period prior to its maturity date. These transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction. Acquisition of puts will have the effect of increasing the cost of the securities subject to the put and thereby reducing the yields otherwise available from such securities.

      Convertible Securities. The Fund may invest up to 20% of its net assets in convertible securities, which are securities generally offering fixed interest or dividend yields which may be converted either at a stated price or stated rate for common or preferred stock. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase, and increase as interest rates decline. Because of the conversion feature, the market value of convertible securities also tends to vary with fluctuations in the market value of the underlying common or preferred stock.

      Other Investment Companies. The Fund may invest up to 10% of its total assets in shares of other investment companies, subject to applicable regulatory limitations. The Fund is authorized to seek to achieve its objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund.

      STRIPS. The Fund may invest up to 20% of its total assets in separately traded principal and interest components of securities backed by the full faith and credit of the U.S. Government, including instruments known as "STRIPS". The interest component of these instruments may be more volatile than that of similar government securities with comparable maturities.

      Derivatives and Related Instruments. The Fund may invest its assets in derivative and related instruments to hedge various market risks or to increase the Fund's income or gain. Some of these instruments will be subject to asset segregation requirements to cover the Fund's obligations. The Fund may (i) purchase, write and exercise call and put options on securities and securities indexes (including using options in combination with securities, other options or derivative instruments); (ii) enter into swaps, futures contracts and options on futures contracts; (iii) employ forward currency contracts; and (iv) purchase and sell structured products, which are instruments designed to restructure or reflect the characteristics of certain other investments.

      There are a number of risks associated with the use of derivatives and related instruments and no assurance can be given that any strategy will succeed. The value of certain derivatives or related instruments in which the Fund invests may be particularly sensitive to changes in prevailing economic conditions and market value. The ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Fund's advisers to forecast these factors correctly. Incorrect forecasts could expose the Fund to a risk of loss. There can be no guarantee that there will be a correlation between price movements in a hedging instrument and in the portfolio assets being hedged. The Fund is not required to use any hedging strategies. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. Derivatives transactions not involving hedging may have speculative characteristics, involve leverage and result in more risk to the Fund than hedging strategies using the same instruments. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a derivatives position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in derivatives markets. In certain instances, particularly those involving over-the-counter transactions or forward contracts, there is a greater potential that a counterparty or broker may default.In the event of a default, the Fund may experience a loss. For additional information concerning derivatives, related instruments and the associated risks, see the SAI.

Limiting Investment Risks

      Specific investment restrictions help the Fund limit investment risks for its shareholders. These restrictions prohibit the Fund from: (a) with respect to 75% of its assets, holding more than 10% of the voting securities of any issuer or investing more than 5% of its net assets in the securities of any one issuer (other than government obligations); (b) investing more than 15% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees); or (c) investing more than 25% of its total assets in any one industry. A complete description of these and other investment policies is included in the SAI. Except for restriction (c) above and investment policies designated as fundamental in the Statement of Additional Information, the Fund's investment policies (including its investment objective) are not fundamental. The Trustees may change any non-fundamental investment policy without shareholder approval.

Risk Factors

      The Fund does not constitute a balanced or complete investment program, and the net asset value of the shares of the Fund can be expected to fluctuate based on the value of the securities in the Fund's portfolio. The Fund is subject to the general risks and considerations associated with equity investing.

      For a discussion of certain other risks associated with the Fund's additional investment activities, see "Other Investment Practices" above.

MANAGEMENT

The Fund's Advisers

      The Chase Manhattan Bank ("Chase") acts as investment adviser to the Fund pursuant to an Investment Advisory Agreement and has overall responsibility for investment decisions of the Fund, subject to the oversight of the Board of Trustees. Chase is a wholly-owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase and its predecessors have over 100 years of money management experience. For its investment advisory services to the Fund, Chase is entitled to receive an annual fee computed daily and paid monthly based at an annual rate equal to 0.40% of the Fund's average daily net assets. Chase is located at 270 Park Avenue, New York, New York 10017.

      Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to the Fund pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly-owned operating subsidiary of Chase. CAM makes investment decisions for the Fund on a day-to-day basis. For these services, CAM receives a fee, payable by Chase from its advisory fee, in a mutually agreed amount. CAM was recently formed for the purpose of providing discretionary investment advisory services to institutional clients and to consolidate Chase's investment management function. The same individuals who serve as portfolio managers for Chase also serve as portfolio managers for CAM. CAM is located at 1211 Avenue of the Americas, New York, New York 10036.

      Portfolio Manager. Karen L. Shapiro is responsible for the day-to-day management of the Fund's portfolio. Ms Shapiro joined Chase in May 1996. Prior to joining Chase, Ms. Shapiro managed the Hanover Blue Chip Growth Fund and was a vice president and senior portfolio manager at the Portfolio Group and a member of its investment committee. Prior to joining the Portfolio Group, Ms. Shapiro was a portfolio manager in the personal investment consulting department at Manufacturers Hanover Trust Company.

HOW TO PURCHASE, REDEEM AND EXCHANGE SHARES

How to Purchase Shares

      Institutional Shares may be purchased through selected financial service firms, such as broker-dealer firms and banks ("Dealers") who have entered into a selected dealer agreement with the Fund's distributor on each business day during which the New York Stock Exchange is open for trading ("Fund Business Day"). Qualified investors are defined as institutions, trusts, partnerships, corporations, qualified and other retirement plans and fiduciary accounts opened by a bank, trust company or thrift institution which exercise investment authority over such accounts. The Fund reserves the right to reject any purchase order or cease offering shares for purchase at any time.

      Institutional Shares are sold at their public offering price, which is their next determined net asset value. Orders received by Dealers prior to the New York Stock Exchange closing time are confirmed at that day's offering price, provided the order is received by the Vista Service Center prior to its close of business. Dealers are responsible for forwarding orders for the purchase of shares on a timely basis. Fund shares normally will be maintained in book entry form and share certificates will be issued only upon request. Management reserves the right to refuse to sell shares of the Fund to any institution.

      Federal regulations require that each investor provide a certified Taxpayer Identification Number upon opening an account.

Minimum Investments

      The Fund has established a minimum initial investment amount of $1,000,000 for the purchase of Institutional Shares. There is no minimum for subsequent investments. Purchases of Institutional Shares offered by other non-money market Vista funds may be aggregated with purchases of Institutional Shares of the Fund to meet the $1,000,000 minimum initial investment amount requirement.

How to Redeem Shares

      You may redeem all or any portion of the shares in your account at any time at the net asset value next determined after a redemption request in proper form is furnished by you to your Dealer and transmitted to and received by the Vista Service Center. A wire redemption may be requested by telephone or wire to the Vista Service Center. For telephone redemptions, call the Vista Service Center at 1-800-622-4273.

      In making redemption requests, the names of the registered shareholders on your account and your account number must be supplied, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the Fund receives your request in proper form. In order to receive that day's net asset value, the Vista Service Center must receive your request before the close of regular trading on the New York Stock Exchange.

      The Fund generally sends you payment for your shares by wire in federal funds on the business day after your request is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

      You may use Vista's Telephone Redemption Privilege to redeem shares valued up to $1,000,000 from your account unless you have notified the Vista Service Center of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, the Fund will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide the Fund with his or her account registration and address as it appears on the Fund's records.

      The Vista Service Center will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult the Vista Service Center.

      During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Vista Service Center by telephone. In this event, you may wish to submit a written redemption request or contact your Dealer. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

      Selling shares through your Dealer. Your Dealer must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your Dealer will be responsible for furnishing all necessary documentation to the Vista Service Center, and may charge you for its services.

      Redemption of accounts of less than $1,000,000. The Fund may involuntarily redeem your shares if at such time the aggregate net asset value of the shares in your account is less than $1,000,000. In the event of any such redemption, you will receive at least 60 days notice prior to the redemption.

How to Exchange Your Shares

      You can exchange your shares for Institutional Shares of certain other Vista funds at net asset value beginning 15 days after purchase. Not all Vista funds offer Institutional Shares. The prospectus of the other Vista fund into which shares are being exchanged should be read carefully prior to any exchange and retained for future reference.

      To exchange your shares, simply complete an Exchange Authorization Form and send it to the Vista Service Center. The form is available from the Vista Service Center. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. The Vista Service Center's procedures for telephone transactions are described under "How to Sell Shares." The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding. Ask your investment representative or the Vista Service Center for prospectuses of other Vista funds. Shares of certain Vista funds are not available to residents of all states.

      The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Vista management or the Trustees believe doing so would be in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. In addition, any shareholder who makes more than ten exchanges of shares involving a Fund in a year or three in a calendar quarter will be charged a $5.00 administration fee for each such exchange. Shareholders would be notified of any such action to the extent required by law. Consult the Vista Service Center before requesting an exchange. The exchange privilege is subject to change or termination. See the SAI to find out more about the exchange privilege.

HOW THE FUND VALUES ITS SHARES

      The net asset value of each class of the Fund's shares is determined once daily based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time, however, options are priced at 4:15 p.m.), on each business day of the Fund, by dividing the net assets of the Fund attributable to that class by the total number of outstanding shares of that class. Values of assets held by the Fund are determined on the basis of their market or other fair value, as described in the SAI.

HOW DISTRIBUTIONS ARE MADE; TAX INFORMATION

      The Fund distributes any net investment income at least quarterly and any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers.

      You can choose from three distribution options: (1) reinvest all distributions in additional Fund shares; (2) receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares; or (3) receive all distributions in cash. You can change your distribution option by notifying the Vista Service Center in writing. If you do not select an option when you open your account, all distributions will be reinvested. All distributions not paid in cash will be reinvested in shares of the class on which the distributions are paid. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the quarter in which the reinvestment occurs.

      If a check representing Fund distribution is not cashed within a specified period, the Vista Service Center will notify you that you have the option of requesting another check or reinvesting the distribution in the Fund or in another Vista fund. If the Vista Service Center does not receive your election, the distribution will be reinvested in the Fund. Similarly, if correspondence sent by the Fund or the Vista Service Center is returned as "undeliverable," distributions will automatically be reinvested in the Fund.

      The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Fund intends to distribute substantially all of its ordinary income and capital gain net income on a current basis. If the Fund does not qualify as a regulated investment company for any taxable year or does not make such distributions, the Fund will be subject to tax on all of its income and gains.

      All Fund distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

      A portion of the ordinary income dividends paid by the Fund may qualify for the 70% dividends-received deduction for corporate shareholders.

      Investors should be careful to consider the tax implications of purchasing shares just prior to the next distribution date. Those investors purchasing shares just prior to a distribution will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of such purchase reflected the amount of such distribution.

      Early in each calendar year the Fund will notify you of the amount and tax status of distributions paid to you by the Fund for the preceding year.

      The foregoing is a summary of certain federal income tax consequences of investing in the Fund. You should consult your tax adviser to determine the precise effect of an investment in the Fund on your particular tax situation (including possible liability for state and local taxes and, for foreign shareholders, U.S. withholding taxes).

OTHER INFORMATION CONCERNING THE FUND

                         Shareholder Servicing Agents

      The Trust has entered into shareholder servicing agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers who beneficially own Institutional Shares of the Fund. These services include assisting with purchase and redemption transactions, maintaining shareholder accounts and records, furnishing customer statements, transmitting shareholder reports and communications to customers and other similar shareholder liaison services. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of Institutional Shares of the Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship. Shareholder servicing agents may subcontract with other parties for the provision of shareholder support services.

      Shareholder servicing agents may offer additional services to their customers, including specialized procedures for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption plans. Each shareholder servicing agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain shareholder servicing agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees an amount not exceeding such other fees or the fees for their services as shareholder servicing agents.

                                 Administrator

      Chase acts as administrator of the Fund and is entitled to receive a fee computed daily and paid monthly at an annual rate equal to 0.10% of the Fund's average daily net assets.

                       Sub-Administrator and Distributor

      Vista Broker-Dealer Services, Inc. ("VBDS") acts as the Fund's sub-administrator and distributor. VBDS is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. For the sub-administrative services it performs, VBDS is entitled to receive a fee from the Fund at an annual rate equal to 0.05% of the Fund's average daily net assets. VBDS has agreed to use a portion of this fee to pay for certain expenses incurred in connection with organizing new series of the Trust and certain other ongoing expenses of the Trust. VBDS is located at 125 West 55th Street, New York, New York 10019.

                                   Custodian

      Chase acts as custodian and fund accountant for the Fund and receives compensation under an agreement with the Trust. Fund securities and cash may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees.

                                   Expenses

      The Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees: registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Fund's custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Fund. Shareholder servicing and distribution fees are allocated to specific classes of the Fund. In addition, the Fund may allocate transfer agency and certain other expenses by class. Service providers to the Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

                    Organization and Description of Shares

      The Fund is a portfolio of Mutual Fund Group, an open-end management investment company organized as a Massachusetts business trust in 1987 (the "Trust"). The Trust has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each class of the Fund generally vote together except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

      The Fund issues multiple classes of shares. This Prospectus relates only to Institutional Shares of the Fund, one class of shares offered by the Fund. Institutional Shares may be purchased only by qualified investors that make an initial investment of $1,000,000 or more. "Qualified investors" are defined as institutions, trusts, partnerships, corporations, qualified and other retirement plans and fiduciary accounts opened by a bank, trust company or thrift institution which exercises investment authority over such accounts. The Fund offers other classes of shares in addition to these classes. The categories of investors that are eligible to purchase shares may differ for each class of Fund shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which will affect the relative performance of the different classes. Investors may call 1-800-622-4273 to obtain additional information about other classes of shares of the Fund that are offered. Any person entitled to receive compensation for selling or servicing shares of the Fund may receive different levels of compensation with respect to one class of shares over another.

      The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. The Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust.

      Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

                          Certain Regulatory Matters

      Banking laws, including the Glass-Steagall Act as currently interpreted, prohibit bank holding companies and their affiliates from sponsoring, organizing, controlling, or distributing shares of, mutual funds, and generally prohibit banks from issuing, underwriting, selling or distributing securities. These laws do not prohibit banks or their affiliates from acting as investment adviser, administrator or custodian to mutual funds or from purchasing mutual fund shares as agent for a customer. Chase and the Trust believe that Chase (including its affiliates) may perform the services to be performed by it as described in this Prospectus without violating such laws. If future changes in these laws or interpretations required Chase to alter or discontinue any of these services, it is expected that the Board of Trustees would recommend alternative arrangements and that investors would not suffer adverse financial consequences. State securities laws may differ from the interpretations of banking law described above and banks may be required to register as dealers pursuant to state law.

      Chase and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of the Fund, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Chase and its affiliates deal, trade and invest for their own accounts in U.S. Government obligations, municipal obligations and commercial paper and are among the leading dealers of various types of U.S. Government obligations and municipal obligations. Chase and its affiliates may sell U.S. Government obligations and municipal obligations to, and purchase them from, other investment companies sponsored by the Fund's distributor or affiliates of the distributor. Chase will not invest the Fund's assets in any U.S. Government obligations, municipal obligations or commercial paper purchased from itself or any affiliate, although under certain circumstances such securities may be purchased from other members of an underwriting syndicate in which Chase or an affiliate is a non-principal member. This restriction may limit the amount or type of U.S. Government obligations, municipal obligations or commercial paper available to be purchased by the Fund. Chase has informed the Fund that in making its investment decisions, it does not obtain or use material inside information in the possession of any other division or department of Chase, including the division that performs services for the Fund as custodian, or in the possession of any affiliate of Chase. Shareholders of the Fund should be aware that, subject to applicable legal or regulatory restrictions, Chase and its affiliates may exchange among themselves certain information about the shareholder and his account. Transactions with affiliated broker-dealers will only be executed on an agency basis in accordance with applicable federal regulations.

PERFORMANCE INFORMATION

      The Fund's investment performance may from time to time be included in advertisements about the Fund. Performance is calculated separately for each class of shares. "Yield" for each class of shares is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share of such class on the last day of that period.

      "Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the public offering price. Total return may also be presented for other periods.

      All performance data is based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, the Fund's operating expenses and which class of shares you purchase. Investment performance also often reflects the risks associated with the Fund's investment objectives and policies.

These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. Quotation of investment performance for any period when a fee waiver or expense limitation was in effect will be greater than if the waiver or limitation had not been in effect. The Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services. See the SAI.

VISTA FAMILY OF FUNDS

Vista Service Center
P.O. Box 419392
Kansas City, MO 64141-6392

Transfer Agent
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105

Legal Counsel
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

                                   PROSPECTUS

                               VISTA[SM] BOND FUND
                             Class A and B Shares

                                  May 6, 1996

      Investment Strategy:  Income

      This Prospectus explains concisely what you should know before investing. Please read it carefully and keep it for future reference. You can find more detailed information about the Fund in its May 6, 1996 Statement of Additional Information, as amended periodically (the "SAI"). For a free copy of the SAI, call the Vista Service Center at 1-800-34-VISTA. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      INVESTMENTS IN THE FUND ARE SUBJECT TO RISK--INCLUDING POSSIBLE LOSS OF PRINCIPAL--AND WILL FLUCTUATE IN VALUE. SHARES OF THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS


Expense Summary
The expenses you might pay on your Fund investment, including examples.

Fund Objective.......................................................

Investment Policies
The kinds of securities in which the Fund invests,
investment policies and techniques, and risks........................

Management
Chase Manhattan Bank, the Fund's adviser; Chase Asset Management, the Fund's sub-adviser, and the individuals who manage the Fund......

About Your Investment
Alternative sales arrangements.......................................

How to Buy, Sell and Exchange Shares.................................

How the Fund Values its Shares.......................................

How Distributions are Made; Tax Information
How the Fund distributes its earnings, and
tax treatment related to those earnings..............................

Other Information Concerning the Fund
Distribution plans, shareholder servicing agents, administration, custodian, expenses, organization and regulatory matters.............

Performance Information
How performance is determined, stated and/or advertised..............

Make the Most of Your Vista Privileges...............................

EXPENSE SUMMARY

      Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs from investing in the Fund based on expenses incurred in the most recent fiscal year. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


                                                       Class A         Class B
Shareholder Transaction Expenses                       Shares          Shares

Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price)................    4.50%             None

Maximum Deferred Sales Charge
(as a percentage of the lower of original
purchase price or redemption proceeds)(*)..........     None            5.00%

Annual Fund Operating Expenses
(as a percentage of average net assets)

Investment Advisory Fee (after estimated waiver) (**)  0.00%            0.00%

12b-1 Fee(***).....................................    0.25%            0.75%

Shareholder Servicing Fee (after estimated waiver)(**) 0.00%            0.25%

Other Expenses.....................................    0.65%            0.65%
                                                       -----            -----

Total Fund Operating Expenses (after waiver
   of fee) (**)                                        1.90%            1.65%
                                                       ====             =====
Examples

      Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                    1 Year      3 Years     5 Years     10 Years
                                    ------      -------     -------     --------

Class A Shares(+)................

Class B Shares:
  Assuming complete
  redemption at the
  end of the
  period(++)(+++)................

  Assuming no
  redemptions (+++)..............

-----------------------
* The maximum deferred sales charge on Class B shares applies to redemptions during the first year after purchase; the charge generally declines by 1% annually thereafter (except in the fourth year), reaching zero after six years. See "How to Buy, Sell and Exchange Shares."
** Reflects current waiver arrangement to maintain Total Fund Operating Expenses at the levels indicated in the table above. Absent such waiver, the Investment Advisory Fee and Shareholder Servicing Fee would be 0.30% and 0.25% for Class A and Class B shares, respectively, and Total Fund Operating Expenses would be 1.45% and 1.95% for Class A and Class B shares, respectively, of average net assets.
*** Long-term shareholders in mutual funds with 12b-1 fees, such as Class A and Class B shareholders of the Fund, may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc. ("NASD").
+ Assumes deduction at the time of purchase of the maximum sales charge, as applicable.
++ Assumes deduction at the time of redemption of the maximum applicable deferred sales charge.
+++ Ten-year figures assume conversion of Class B shares to Class A shares eight years after purchase. See "How to Buy, Sell and Exchange Shares."

      The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. The examples should not be considered representations of past or future expenses or returns; actual expenses and returns may be greater or less than shown.

      Charges and credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund. The Fund understands that Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts. See "Other Information Concerning the Fund."

FUND OBJECTIVE

      Vista Bond Fund seeks as high a level of income as is consistent with reasonable risk. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

INVESTMENT POLICIES

Investment Approach

      The Fund invests primarily in a broad range of investment-grade corporate bonds as well as other fixed-income securities. The Fund invests a major portion of its portfolio, and at least 65% of its assets under normal market conditions, in debt obligations of the U.S. Government, its agencies and instrumentalities, and investment- grade corporate bonds. Investment-grade corporate bonds are securities rated in the category Baa or higher by Moody's Investors Service, Inc. ("Moody's"), BBB or higher by Standard & Poor's Corporation ("S&P") or the equivalent by another national rating organization, and unrated securities determined by the Fund's advisers to be of equivalent quality.

      In making investment decisions for the Fund, its advisers consider many factors in addition to current yield, including preservation of capital, maturity and yield to maturity. They will adjust the Fund's investments in particular securities or types of debt securities based upon their appraisal of changing economic conditions and trends. The Fund's advisers may sell one security and purchase another security of comparable quality and maturity to take advantage of what they believe to be short-term differentials in market values or yield disparities.

      There is no restriction on the maturity of the Fund's portfolio or any individual portfolio security. The Fund's advisers may adjust the average maturity of the Fund's portfolio based upon their assessment of the relative yields available on securities of different maturities and their expectations of future changes in interest rates.

      Fixed-income securities in the Fund's portfolio may include, in any proportion, bonds, notes, mortgage-backed securities, asset-backed securities, government and government agency obligations, zero coupon securities, convertible securities and money market instruments. The Fund will ordinarily hold up to 10% of its net assets in very short-term obligations (obligations with remaining maturities of 12 months or less), such as money market instruments, repurchase agreements and short-term corporate obligations. For temporary defensive purposes, the Fund may invest without limitation in high quality money market instruments and repurchase agreements, which generally carry lower yields.

Other Investment Practices

      The Fund may also engage in the following investment practices, when consistent with the Fund's overall objective and policies. These practices, and certain associated risks, are more fully described in the SAI.

      Money Market Instruments. The Fund may invest in cash or high-quality, short-term money market instruments. Such instruments may include U.S. Government securities, commercial paper of domestic and foreign issuers and obligations of domestic and foreign banks. Investments in foreign money market instruments may involve certain risks associated with foreign investment.

      Repurchase Agreements and Forward Commitments. The Fund may enter into agreements to purchase and resell securities at an agreed-upon price and time. These transactions must be fully collateralized at all times. The Fund may purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction.

      Borrowings and Reverse Repurchase Agreements. The Fund may borrow money from banks for temporary or short-term purposes, but will not borrow for leveraging purposes. The Fund may also sell and simultaneously commit to repurchase a portfolio security at an agreed-upon price and time, to avoid selling securities during unfavorable market conditions in order to meet redemptions. Whenever the Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). The Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws.

      Stand-By Commitments. The Fund may enter into put transactions, including transactions sometimes referred to as stand-by commitments, with respect to securities in its portfolio. In these transactions, the Fund would acquire the right to sell a security at an agreed upon price within a specified period prior to its maturity date. These transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction. Acquisition of puts will have the effect of increasing the cost of the securities subject to the put and thereby reducing the yields otherwise available from such securities.

      Zero Coupon Securities, Payment-in-Kind Obligations and Stripped Obligations. The Fund may invest in zero coupon securities issued by governmental and private issuers. Zero coupon securities are debt securities that do not pay regular interest payments, and instead are sold at substantial discounts from their value at maturity. Payment-in-kind obligations are obligations on which the interest is payable in kind. The Fund may also invest in stripped obligations, which are separately traded principal and interest components of an underlying obligation. The value of these instruments tends to fluctuate more in response to changes in interest rates than the value of ordinary interest-paying debt securities with similar maturities. The risk is greater when the period to maturity is longer.

      Variable Rate Securities and Participation Certificates. The Fund may invest in variable rate demand instruments, which are obligations providing for a periodic adjustment in their interest rates and/or permitting their holders to demand payment of principal plus accrued interest within a specified time period. The Fund's investments may also include participation certificates issued by financial institutions. Participation certificates are pro rata interests in securities held by others; certificates of indebtedness or safekeeping are documentary receipts for such original securities held in custody by others. As a result of the variable rate nature of these investments, the Fund's yield may decline and it may forego the opportunity for capital appreciation during periods when interest rates decline; however, during periods when interest rates increase, the Fund's yield may increase and it may have reduced risk of capital depreciation.

      Inverse Floaters and Interest Rate Caps. The Fund may invest in inverse floaters and in bonds with interest rate caps. Inverse floaters are instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index, and their price may be considerably more volatile than a fixed-rate bond. Interest rate caps are financial instruments under which payments occur if an interest rate index exceeds a certain predetermined interest rate level, known as the cap rate, which is tied to a specific index. These financial products will be more volatile in price than bonds which do not include such a structure.

      Mortgage-Related Securities. The Fund may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities. Early repayment of principal on mortgage pass-through securities held by the Fund (due to prepayments of principal on the underlying mortgage loans) may result in a lower rate of return when the Fund reinvests such principal. In addition, if the Fund purchased the securities at a premium, early repayment would cause the value of the premium to be lost. Like other fixed-income securities, when interest rates rise the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

      Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the U.S. Government, or by agencies or instrumentalities of the U.S. Government (which guarantees are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by nongovernmental issuers may be supported by various forms of insurance or guarantees.

      The Fund may also invest in investment grade Collateralized Mortgage Obligations ("CMOs"), which are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the U.S. Government or its agencies or instrumentalities. CMOs are structured into multiple classes, with each class having a different expected average life or stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired.

      The Fund expects that governmental, government-related or private entities may create other mortgage-related securities in addition to those described above. As new types of mortgage-related securities are developed and offered to investors, the Fund will consider making investments in such securities.

      Asset-Backed Securities. The Fund may invest in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another, such as motor vehicle receivables or credit card receivables.

      Other Investment Companies. The Fund may invest up to 10% of its total assets in shares of other investment companies, subject to applicable regulatory limitations. The Fund is authorized to seek to achieve its objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund.

      Derivatives and Related Instruments. The Fund may invest its assets in derivative and related instruments to hedge various market risks or to increase the Fund's income or gain. Some of these instruments will be subject to asset segregation requirements to cover the Fund's obligations. The Fund may (i) purchase, write and exercise call and put options on securities and securities indexes (including using options in combination with securities, other options or derivative instruments); (ii) enter into swaps, futures contracts and options on futures contracts; (iii) employ forward interest rate contracts; (iv) purchase and sell mortgage-backed and asset-backed securities; and (v) purchase and sell structured products, which are instruments designed to restructure or reflect the characteristics of certain other investments.

      There are a number of risks associated with the use of derivatives and related instruments and no assurance can be given that any strategy will succeed. The value of certain derivatives or related instruments in which the Fund invests may be particularly sensitive to changes in prevailing economic conditions and market value. The ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Fund's advisers to forecast these factors correctly. Incorrect forecasts could expose the Fund to a risk of loss. There can be no guarantee that there will be a correlation between price movements in a hedging instrument and in the portfolio assets being hedged. The Fund is not required to use any hedging strategies. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. Derivatives transactions not involving hedging may have speculative characteristics, involve leverage and result in more risk to the Fund than hedging strategies using the same instruments. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a derivatives position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in derivatives markets. In certain instances, particularly those involving over-the-counter transactions or forward contracts, there is a greater potential that a counterparty or broker may default. In the event of a default, the Fund may experience a loss. For additional information concerning derivatives, related instruments and the associated risks, see the SAI.

Limiting Investment Risks

      Specific investment restrictions help the Fund limit investment risks for its shareholders. These restrictions prohibit the Fund from: (a) with respect to 75% of its assets, holding more than 10% of the voting securities of any issuer or investing more than 5% of its net assets in the securities of any one issuer (other than government obligations); (b) investing more than 15% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees); or (c) investing more than 25% of its total assets in any one industry. A complete description of these and other investment policies is included in the SAI. Except for restriction (c) above and investment policies designated as fundamental in the SAI, the Fund's investment policies (including its investment objectives) are not fundamental. The Trustees may change any non-fundamental investment policy without shareholder approval.

Risk Factors

      The Fund does not constitute a balanced or complete investment program, and the net asset value of the shares of the Fund can be expected to fluctuate based on the value of the securities in the Fund's portfolio. The Fund is subject to the general risks and considerations associated with the types of investments it may make, as described above, as well as the risks discussed herein.

      The performance of the Fund depends in part on interest rate changes. As interest rates increase, the value of the fixed income securities held by the Fund tends to decrease. This effect will be more pronounced with respect to investments by the Fund in mortgage-related securities, the value of which are more sensitive to interest rate changes. There is no restriction on the maturity of the Fund's portfolio or any individual portfolio security, and to the extent the Fund invests in securities with longer maturities, the volatility of the Fund in response to changes in interest rates can be expected to be greater than if the Fund had invested in comparable securities with shorter maturities. The performance of the Fund will also depend on the quality of its investments. While securities issued or guaranteed by the U.S. Government generally are of high quality, the other fixed income securities in which the Fund may invest, while of investment-grade quality, may be of lesser credit quality. Securities rated in the category Baa by Moody's or BBB by S&P lack certain investment characteristics and may have speculative characteristics.

      For a discussion of certain other risks associated with the Fund's additional investment activities, see "Other Investment Practices" above.

MANAGEMENT

The Fund's Advisers

      The Chase Manhattan Bank ("Chase") acts as investment adviser to the Fund pursuant to an Investment Advisory Agreement and has overall responsibility for investment decisions of the Fund, subject to the oversight of the Board of Trustees. Chase is a wholly-owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase and its predecessors have over 100 years of money management experience. For its investment advisory services to the Fund, Chase is entitled to receive an annual fee computed daily and paid monthly based at an annual rate equal to 0.30% of the Fund's average daily net assets. Chase is located at 270 Park Avenue, New York, New York 10017.

      Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to the Fund pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly-owned operating subsidiary of the Adviser. CAM makes investment decisions for the Fund on a day-to-day basis. For these services, CAM receives a fee, payable by Chase from its advisory fee, in a mutually agreed amount. CAM was recently formed for the purpose of providing discretionary investment advisory services to institutional clients and to consolidate Chase's investment management function. The same individuals who serve as portfolio managers for Chase also serve as portfolio managers for CAM. CAM is located at 1211 Avenue of the Americas, New York, New York 10036.

      Portfolio Manager. The Fund has been managed by Mark Buonaugurio since February, 1992. For the four years prior to managing the Fund, Mr. Buonaugurio managed fixed-income comingled trust funds, and provided credit research services for Chase.

ABOUT YOUR INVESTMENT

Alternative Sales Arrangements

      Class A shares. An investor who purchases Class A shares pays a sales charge at the time of purchase. As a result, Class A shares are not subject to any sales charges when they are redeemed. Certain purchases of Class A shares qualify for reduced sales charges. Class A shares have lower combined 12b-1 and service fees than Class B shares. See "How to Buy, Sell and Exchange Shares" and "Other Information Concerning the Fund."

      Class B shares. Class B shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge ("CDSC") if redeemed within a specified period after purchase. Class B shares also have higher combined 12b-1 and service fees than Class A shares.

      Class B shares automatically convert into Class A shares, based on relative net asset value, eight years after purchase. For more information about the conversion of Class B shares, see the SAI. This discussion will include information about how shares acquired through reinvestment of distributions are treated for conversion purposes. Class B shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made. Until conversion, Class B shares will have a higher expense ratio and pay lower dividends than Class A shares because of the higher combined 12b-1 and service fees. See "How to Buy, Sell and Exchange Shares" and "Other Information Concerning the Fund."

      Which arrangement is best for you? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider class A shares. Investors who prefer not to pay an initial sales charge might consider Class B shares. Orders for Class B shares for $250,000 or more will be treated as orders for Class A shares or declined. For more information about theses sales arrangements, consult your investment representative or the Fund's distributor.

HOW TO BUY, SELL AND EXCHANGE SHARES

How to Buy Shares

      You can open a fund account with as little as $2,500 ($1,000 for IRAs and SEP-IRAs) and make additional investments at any time with as little as $100. You can buy fund shares three ways-through an investment representative, through the Fund's distributor by calling the Vista Service Center or through a systematic investment plan.

      All purchases made by check should be in U.S. dollars and made payable to the Vista Funds. Third party checks, except those payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership), credit cards and cash will not be accepted. The Fund reserves the right to reject any purchase order or cease offering shares for purchase at any time. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account for 15 business days. In addition, the redemption of shares through a Systematic Investment Plan will not be allowed for 7 calendar days.

      Buying shares through the Fund's distributor. Complete and return the enclosed application and your check in the amount you wish to invest to the Vista Service Center.

      Buying shares through systematic investing. You can make regular investments of $100 or more per month through automatic deduction from your bank checking or savings account. Shareholders electing to start this

Systematic Investment Plan when opening an account should complete Section 8 of the account application. Current shareholders may begin such a plan at any time by sending a signed letter with signature guarantee to the Vista Service Center. Call the Vista Service Center at 1-800-34-VISTA for complete instructions.

      Shares are sold at the public offering price based on the net asset value next determined after the Vista Service Center receives your order. In most cases, in order to receive that day's public offering price, the Vista Service Center must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.

      If you are considering redeeming or exchanging shares or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange or transfer. Otherwise the Fund may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, the Fund will not issue certificates for your shares unless you request them.

Class A Shares

      The public offering price of Class A shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The Fund receives the net asset value. The sales charge is allocated between your broker-dealer and the Fund's distributor as shown in the following table, except when the Fund's distributor, in its discretion, allocates the entire amount to your broker-dealer.

-------------------------------------------------------------------------------
                               Sales charge as a
                                percentage of:       Amount of sales charge
 Amount of transaction at     Offering  Net amount   reallowed to dealers as a
    offering price($)          price    invested    percentage of offering price
-------------------------------------------------------------------------------
Under 100,000                     4.50     4.71                4.00
-------------------------------------------------------------------------------
100,000 but under 250,000         3.75     3.90                3.25
-------------------------------------------------------------------------------
250,000 but under 500,000         2.50     2.56                2.25
-------------------------------------------------------------------------------
500,000 but under 1,000,000       2.00     2.04                1.75
-------------------------------------------------------------------------------

     There is no initial sales charge on purchases of Class A shares of $1 million or more.

     Except as stated below, the Fund's distributor pays broker-dealers commissions on sales of Class A shares of $1 million or more based on an investor's cumulative purchases (excluding money market funds) during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $2.5 million, 0.75% of the next $7.5 million, 0.50% of the next $40 million and 0.20% thereafter. On sales at net asset value to a participant-directed qualified retirement plan initially investing less than $20 million in the Vista Family of Funds (including a plan with at least 50 eligible employees), the Fund's distributor pays commissions during each one-year measuring period, determined as described above, at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million and 0.50% thereafter. On sales at net asset value to all other participant-directed qualified retirement plans, the Fund's distributor pays commissions on the initial investment and on subsequent net quarterly sales at a rate of 0.15%.

Class B Shares

      Class B shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within a specified period after purchase, as shown in the table below. The following types of shares may be redeemed without charge at any time: (i) shares acquired by reinvestment of distributions and (ii) shares otherwise exempt from the CDSC, as described in "How to Buy Shares-General". For other shares, the amount of the charge is determined as a percentage of the lesser of the current market value or the cost of shares being redeemed.

Year              1     2     3     4     5     6     7+    8+
--------------------------------------------------------------
CDSC              5%    4%    3%    3%    2%    1%    0%    0%

      In determining whether a CDSC is payable on any redemption, the Fund will first redeem shares not subject to any charge, and then shares held longest during the CDSC period. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from the CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price. For information on how sales charges are calculated if you exchange your shares, see "How to Exchange Your Shares." The Fund's distributor pays broker-dealers a commission of [4.00%] of the offering price on sales of Class B shares, and the distributor receives the entire amount of any CDSC you pay.

General

      You may be eligible to buy Class A shares at reduced sales charges. Consult your investment representative or the Vista Service Center for details about Vista's combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, employee benefit plans, and other plans. Descriptions are also included in enclosed application and in the SAI.

      A participant-directed employee benefit plan participating in a "multi-fund" program approved by the Board of Trustees may include amounts invested in the other mutual funds participating in such program for purposes of determining whether the plan may purchase Class A shares at net asset value. These investments will also be included for purposes of the discount privileges and programs described above.

      The Fund may sell Class A and Class B shares at net asset value without an initial sales charge or a CDSC to the current and retired Trustees (and their families), current and retired employees (and their families) of Chase, the Fund's distributor and transfer agent or any affiliates or subsidiaries thereof, registered representatives and other employees (and their families) of broker-dealers having selected dealer agreements with the Fund's distributor, employees (and their families) of financial institutions having selected dealer agreements with the Fund's distributor (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of Vista fund shares) financial institution trust departments investing an aggregate of $1 million or more in the Vista Family of Funds and clients of certain administrators of tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in the Vista Family of Funds.

      No initial sales charge will apply to the purchase of Class A shares of the Fund by an investor seeking to invest the proceeds of a qualified retirement plan where a portion of the plan was invested in the Vista Family of Funds, any qualified retirement plan with 50 or more participants, or an individual participant in a tax-qualified plan making a tax-free rollover or transfer of assets from the plan in which Chase or an affiliate serves as trustee or custodian of the plan or manages some portion of the plan's assets.

      Purchases of Class A shares of the Fund may be made with no initial sales charge through an investment adviser or financial planner who charges a fee for their services. Purchases of Class A shares of the Fund may be made with no initial sales charge (i) by an investment adviser, broker or financial planner, provided arrangements are preapproved and purchases are placed through an omnibus account with the Fund or (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent. Such purchases may be made for retirement and deferred compensation plans and trusts used to fund those plans.

      Purchases of Class A shares of the Fund may be made with no initial sales charge in accounts opened by a bank, trust company or thrift institution which is acting as a fiduciary, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund, the Fund's distributor or the Vista Service Center.

      Shareholders of record of any Vista Fund as of November 30, 1990 and certain immediate family members may purchase Class A shares of the Fund with no initial sales charge for as long as they continue to own Class A shares of any Vista fund, provided there is no change in account registration. Shareholders of record of any portfolio of The Hanover Funds, Inc. or The Hanover Investment Funds, Inc. as of May 3, 1996 and certain related investors may purchase Class A shares of the Fund with no initial sales charge for as long as they continue to own shares of any Vista fund following this date, provided there is no change in account registration.

      The Fund may sell shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition by the Fund of assets of an investment company or personal holding company and the CDSC will be waived on redemption of shares arising out of death or disability or in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of Class B shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The SAI contains additional information about purchasing the Fund's shares at reduced sales charges.

      The Fund reserves the right to change any of these policies on purchases without an initial sales charge at any time and may reject any such purchase request.

      Shareholders of other Vista funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, shares of the Fund at net asset value.

How to Sell Shares

      You can sell your shares to the Fund any day the New York Stock Exchange is open, either directly to the Fund or through your investment representative. The Fund will only redeem shares for which it has received payment.

      Selling shares directly to the Fund. Send a signed letter of instruction to the Vista Service Center, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the Fund receives your request in proper form, less any applicable CDSC. In order to receive that day's net asset value, the Vista Service Center must receive your request before the close of regular trading on the New York Stock Exchange.

      If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee.

      If you want your redemption proceeds sent to an address other than your address as it appears on Vista's records, a signature guarantee is required. The Fund usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Vista Service Center for details.

      The Fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

      You may use Vista's Telephone Redemption Privilege to redeem shares valued up to $100,000 from your account unless you have notified the Vista Service Center of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, the Fund will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide the Fund with his or her account registration and address as it appears on the Fund's records.

      The Vista Service Center will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult the Vista Service Center.

      During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Vista Service Center by telephone. In this event, you may wish to submit a written redemption request, as described above, or contact your investment representative. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

      Systematic withdrawal. You can make regular withdrawals of $100 or more monthly, quarterly, or semiannually from an account valued at $5,000 or more ($10,000 for Class B accounts).

      Selling shares through your investment representative. Your investment representative must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Vista Service Center, and may charge you for its services.

      Redemption of accounts of less than $500. The Fund may involuntarily redeem your shares if at such time the aggregate net asset value of the shares in your account is less than $500. In the event of any such redemption, you will receive at least 60 days notice prior to the redemption. In the event the Fund redeems Class B shares pursuant to this provision, no CDSC will be imposed.

How to Exchange Your Shares

      You can exchange your shares for shares of the same class of certain other Vista funds at net asset value beginning 15 days after purchase. Not all Vista funds offer all classes of shares. The prospectus of the other Vista fund into which shares are being exchanged should be read carefully and retained for future reference. If you exchange shares subject to CDSC, the transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. The CDSC will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest CDSC applicable to your class of shares. In computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

      An exchange of Class B shares into any of the Vista money market funds other than the Class B shares of the Vista Prime Money Market Fund will be treated as a redemption -- and therefore subject to the conditions of the CDSC -- and a subsequent purchase. Class B shares of any Vista non-money market Fund may be exchanged into the Class B shares of the Vista Prime Money Market Fund in order to continue the aging of the initial purchase of such shares.

      To exchange your shares, simply complete an Exchange Authorization Form and send it to the Vista Service Center. The form is available from the Vista Service Center. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. The Vista Service Center's procedures for telephone transactions are described under "How to Sell Shares." The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding. Ask your investment representative or the Vista Service Center for prospectuses of other Vista funds. Shares of certain Vista funds are not available to residents of all states.

      The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Vista management or the Trustees believe doing so would be in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. In addition, any shareholder who makes more than ten exchanges of shares involving a Fund in a year or three in a calendar quarter will be charged a $5.00 administration fee for each such exchange. Shareholders would be notified of any such action to the extent required by law. Consult the Vista Service Center before requesting an exchange. See the SAI to find out more about the exchange privilege.

      Reinstatement privilege. Class A shareholders have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of the redemption, accompanied by payment for the shares (not in excess of the redemption). Class B shareholders who have redeemed their shares and paid a CDSC with such redemption may purchase Class A shares with no initial sales charge (in an amount not in excess of their redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B shares.

HOW THE FUND VALUES ITS SHARES

      The net asset value of each class of the Fund's shares is determined once daily based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time, however, options are priced at 4:15 p.m.), on each business day of the Fund, by dividing the net assets of the Fund attributable to that class by the total number of outstanding shares of that class. Values of assets held by the Fund are determined on the basis of their market or other fair value, as described in the SAI.

HOW DISTRIBUTIONS ARE MADE; TAX INFORMATION

      The Fund declares dividends daily and distributes any net investment income at least monthly. The Fund distributes any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. Distributions paid by the Fund with respect to Class A shares will generally be greater than those paid with respect to Class B shares because expenses attributable to Class B shares will generally be higher.

      You can choose from three distribution options: (1) reinvest all distributions in additional Fund shares without a sales charge; (2) receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares without a sales charge; or (3) receive all distributions in cash. You can change your distribution option by notifying the Vista Service Center in writing. If you do not select an option when you open your account, all distributions will be reinvested. All distributions not paid in cash will be reinvested in shares of the class on which the distributions are paid. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the quarter in which the reinvestment occurs.

      If a check representing Fund distribution is not cashed within a specified period, the Vista Service Center will notify you that you have the option of requesting another check or reinvesting the distribution in the Fund or in another Vista fund. If the Vista Service Center does not receive your election, the distribution will be reinvested in the Fund. Similarly, if correspondence sent by the Fund or the Vista Service Center is returned as "undeliverable," distributions will automatically be reinvested in the Fund.

      The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Fund intends to distribute substantially all of its ordinary income and capital gain net income on a current basis. If the Fund does not qualify as a regulated investment company for any taxable year or does not make such distributions, the Fund will be subject to tax on all of its income and gains.

      All Fund distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

      Investors should be careful to consider the tax implications of purchasing shares just prior to the next distribution date. Those investors purchasing shares just prior to a distribution will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of such purchase reflected the amount of such distribution.

      Early in each calendar year the Fund will notify you of the amount and tax status of distributions paid to you by the Fund for the preceding year.

      The foregoing is a summary of certain federal income tax consequences of investing in the Fund. You should consult your tax adviser to determine the precise effect of an investment in the Fund on your particular tax situation (including possible liability for state and local taxes and, for foreign shareholders, U.S. withholding taxes).

OTHER INFORMATION CONCERNING THE FUND

                              Distribution Plans

      The Fund's distributor is Vista Broker-Dealer Services, Inc. ("VBDS"). VBDS is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. The Trust has adopted Rule 12b-1 distribution plans for Class A and Class B shares which provide that the Fund will pay distribution fees at annual rates of up to 0.25% and 0.75% annually of the average daily net assets attributable to Class A and Class B shares of the Fund, respectively. Payments under the distribution plans shall be used to compensate or reimburse the Fund's distributor and broker-dealers for services provided and expenses incurred in connection with the sale of Class A and Class B shares, and are not tied to the amount of actual expenses incurred. Payments may be used to compensate broker-dealers with trail or maintenance commissions at an annual rate of up to 0.25% of the average daily net asset value of Class A or Class B shares maintained in the Fund by customers of these broker-dealers. Trail or maintenance commissions are paid to broker-dealers beginning the 13th month following the purchase of shares by their customers. Some activities intended to promote the sale of Class A and Class B shares will be conducted generally by the Vista Family of Funds, and activities intended to promote the Fund's Class A and Class B shares may also benefit the Fund's other shares and other Vista funds.

      VBDS may provide promotional incentives to broker-dealers that meet specified sales targets for one or more Vista funds. These incentives may include gifts of up to $100 per person annually; an occasional meal, ticket to a sporting event or theater or entertainment for broker-dealers and their guests; and payment or reimbursement for travel expenses, including lodging and meals, in connection with attendance at training and educational meetings within and outside the U.S.

                         Shareholder Servicing Agents

      The Trust has entered into shareholder servicing agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers who beneficially own Class A or Class B shares of the Fund. These services include assisting with purchase and redemption transactions, maintaining shareholder accounts and records, furnishing customer statements, transmitting shareholder reports and communications to customers and other similar shareholder liaison services. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of Class A and Class B shares of the Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship. Shareholder servicing agents may subcontract with other parties for the provision of shareholder support services.

      Shareholder servicing agents may offer additional services to their customers, including specialized procedures for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption plans. Each shareholder servicing agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain shareholder servicing agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees an amount not exceeding such other fees or the fees for their services as shareholder servicing agents.

                      Administrator and Sub-Administrator

      Chase acts as the Fund's administrator and is entitled to receive a fee computed daily and paid monthly at an annual rate equal to 0.10% of the Fund's average daily net assets.

      VBDS provides certain sub-administrative services to the Fund pursuant to its distribution and sub- administration agreement and is entitled to receive a fee for these services from the Fund at an annual rate equal to 0.05% of the Fund's average daily net assets. VBDS has agreed to use a portion of this fee to pay for certain expenses incurred in connection with organizing new series of the Trust and certain other ongoing expenses of the Trust. VBDS is located at 125 West 55th Street, New York, New York 10019.

                                   Custodian

      Chase acts as custodian and fund accountant for the Fund and receives compensation under an agreement with the Trust. Fund securities and cash may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees.

                                   Expenses

      The Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees: registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Fund's custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Fund. Shareholder servicing and distribution fees are allocated to specific classes of the Fund. In addition, the Fund may allocate transfer agency and certain other expenses by class. Service providers to the Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

                    Organization and Description of Shares

      The Fund is a portfolio of Mutual Fund Group, an open-end management investment company organized as a Massachusetts business trust in 1987 (the "Trust"). The Trust has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each class of the Fund generally vote together except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

      The Fund issues multiple classes of shares. This Prospectus relates only to Class A and Class B shares of the Fund. The Fund offers other classes of shares in addition to these classes. The categories of investors that are eligible to purchase shares and minimum investment requirements may differ for each class of Fund shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which will affect the relative performance of the different classes. Investors may call 1-800-34-VISTA to obtain additional information about other classes of shares of the Fund that are offered. Any person entitled to receive compensation for selling or servicing shares of the Fund may receive different levels of compensation with respect to one class of shares over another.

      The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. The Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust.

      Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

                          Certain Regulatory Matters

      Banking laws, including the Glass-Steagall Act as currently interpreted, prohibit bank holding companies and their affiliates from sponsoring, organizing, controlling, or distributing shares of, mutual funds, and generally prohibit banks from issuing, underwriting, selling or distributing securities. These laws do not prohibit banks or their affiliates from acting as investment adviser, administrator or custodian to mutual funds or from purchasing mutual fund shares as agent for a customer. Chase and the Trust believe that Chase (including its affiliates) may perform the services to be performed by it as described in this Prospectus without violating such laws. If future changes in these laws or interpretations required Chase to alter or discontinue any of these services, it is expected that the Board of Trustees would recommend alternative arrangements and that investors would not suffer adverse financial consequences. State securities laws may differ from the interpretations of banking law described above and banks may be required to register as dealers pursuant to state law.

      Chase and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of the Fund, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Chase and its affiliates deal, trade and invest for their own accounts in U.S. Government obligations, municipal obligations and commercial paper and are among the leading dealers of various types of U.S. Government obligations and municipal obligations. Chase and its affiliates may sell U.S. Government obligations and municipal obligations to, and purchase them from, other investment companies sponsored by the Fund's distributor or affiliates of the distributor. Chase will not invest the Fund's assets in any U.S. Government obligations, municipal obligations or commercial paper purchased from itself or any affiliate, although under certain circumstances such securities may be purchased from other members of an underwriting syndicate in which Chase or an affiliate is a non-principal member. This restriction may limit the amount or type of U.S. Government obligations, municipal obligations or commercial paper available to be purchased by the Fund. Chase has informed the Fund that in making its investment decisions, it does not obtain or use material inside information in the possession of any other division or department of Chase, including the division that performs services for the Fund as custodian, or in the possession of any affiliate of Chase. Shareholders of the Fund should be aware that, subject to applicable legal or regulatory restrictions, Chase and its affiliates may exchange among themselves certain information about the shareholder and his account. Transactions with affiliated broker-dealers will only be executed on an agency basis in accordance with applicable federal regulations.

PERFORMANCE INFORMATION

      The Fund's investment performance may from time to time be included in advertisements about the Fund. Performance is calculated separately for each class of shares. "Yield" for each class of shares is calculated by dividing the annualized net investment income calculated pursuant to federal rules per share during a recent 30- day period by the maximum public offering price per share of such class on the last day of that period.

      "Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the maximum public offering price (in the case of Class A shares) or reflecting the deduction of any applicable contingent deferred sales charge (in the case of Class B shares). Total return reflects the deduction of the maximum initial sales charge in the case of Class A shares, but does not reflect the deduction of any contingent deferred sales charge in the case of Class B shares. Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if such sales charges were used.

      All performance data is based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, the Fund's operating expenses and which class of shares you purchase. Investment performance also often reflects the risks associated with the Fund's investment objectives and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. Quotation of investment performance for any period when a fee waiver or expense limitation was in effect will be greater than if the waiver or limitation had not been in effect. The Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services. See the SAI.

MAKE THE MOST OF YOUR VISTA PRIVILEGES

The following services are available to you as a Vista mutual fund shareholder.

o SYSTEMATIC INVESTMENT PLAN - Invest as much as you wish ($100 or more) in the first or third week of any month. The amount will be automatically transferred from your checking or savings account.

o SYSTEMATIC WITHDRAWAL - Make regular withdrawals of $100 or more monthly, quarterly, or semiannually from an account valued at $5,000 or more ($10,000 for Class B accounts).

o SYSTEMATIC EXCHANGE - Transfer assets automatically from one Vista account to another on a regular, prearranged basis. There is no additional charge for this service.

o FREE EXCHANGE PRIVILEGE - Exchange money between Vista funds in the same class of shares without charge. The exchange privilege allows you to adjust your investments as your objectives change.
      A signature guarantee is required for exchanges of more than $500,000.

Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange and systematic withdrawal or exchange.

o REINSTATEMENT PRIVILEGE - Class A shareholders have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of the redemption, accompanied by payment for the shares (not in excess of the redemption).

      Class B shareholders who have redeemed their shares and paid a CDSC with such redemption may purchase Class A shares with no initial sales charge (in an amount not in excess of their redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B shares.

For more information about any of these services and privileges, call your shareholder servicing agent, investment representative or the Vista Service Center at 1-800-34-VISTA. These privileges are subject to change or termination.

VISTA FAMILY OF FUNDS

Vista Service Center
P.O. Box 419392
Kansas City, MO 64141-6392

Transfer Agent
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105

Legal Counsel
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

                                   PROSPECTUS

                               VISTA[SM] BOND FUND
                             Institutional Shares

                                  May 6, 1996

      Investment Strategy:  Income

      This Prospectus explains concisely what you should know before investing. Please read it carefully and keep it for future reference. You can find more detailed information about the Fund in its May 6, 1996 Statement of Additional Information, as amended periodically (the "SAI"). For a free copy of the SAI, call the Vista Service Center at 1-800-662-4273. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      INVESTMENTS IN THE FUND ARE SUBJECT TO RISK--INCLUDING POSSIBLE LOSS OF PRINCIPAL--AND WILL FLUCTUATE IN VALUE. SHARES OF THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS



Expense Summary........................................................

Financial Highlights...................................................

Fund Objective.........................................................

Investment Policies....................................................

Management.............................................................

How to Purchase, Redeem and Exchange Shares............................

How the Fund Values its Shares.........................................

How Distributions are Made; Tax Information............................

Other Information Concerning the Fund..................................

Performance Information................................................

EXPENSE SUMMARY

      Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs from investing in the Fund based on expenses incurred in the most recent fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


Annual Fund Operating Expenses
(as percentage of average net assets)

Investment Advisory Fee (after estimated waiver)(*)............... 0.00%

12b-1 Fee.........................................................  None

Shareholder Servicing Fee (after estimated waiver)(*)............. 0.00%

Other Expenses.................................................... 0.60%

Total Fund Operating Expenses (after waiver of fees)(*)........... 0.60%


Example

      Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                    1 Year    3 Year  5 Years  10 Years
                                    ------    ------  -------  --------

      Institutional Shares.......     $6        $18     $30       $58






-----------------------
* Reflects current waiver arrangements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers, the Investment Advisory Fee and Shareholder Servicing Fee would be 0.30% and 0.25%, respectively, and Total Fund Operating Expenses would be 1.15%.

      The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. The examples should not be considered representations of past or future expenses or returns; actual expenses and returns may be greater or less than shown.

      Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund. The Fund understands that Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts. See "Other Information Concerning the Fund."

FINANCIAL HIGHLIGHTS

      The following information on selected per share data and ratios with respect to each of the four fiscal periods commencing after June 30, 1992, and the related financial statements, have been audited by Price Waterhouse LLP, independent accountants, whose report expressed an unqualified opinion thereon. The information on selected per share data and ratios with respect to the fiscal year ended June 30, 1992 and the period November 30, 1990 to June 30, 1991, has been audited by other independent accountants, whose report expressed an unqualified opinion thereon. The following information should be read in conjunction with the financial statements and notes thereto which are incorporated by reference in the SAI.

                                                                Vista Bond Fund

                                         Year        Year        Year   July 1, 1992**   Year     November
                                        Ended       Ended       Ended      through      Ended     1990* to
                                      October 31  October 31  October 31  October 31   June 30  June 30, 1991
                                      ----------  ----------  ----------  ----------   -------  -------------
                                         1995        1994        1993        1992        1992        1991
                                         ----        ----        ----        ----        ----        ----
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period    $10.08      $11.30      $10.76      $10.70      $10.14      $10.00
                                        ------      ------      ------      ------      ------      ------
Income From Investment Operations:
Net Investment Income                    0.687       0.667       0.622       0.240       0.760       0.410

Net gain or (Losses) in Securities
     (both realized and unrealized)      0.854      (1.140)      0.629       0.110       0.570       0.080
                                        ------      ------      ------      ------      ------      ------
Total from Investment Operations         1.541      (0.473)      1.251       0.350       1.330       0.490
                                        ------      ------      ------      ------      ------      ------

Less Distributions:
     Dividends from net investment
       income                            0.687       0.667       0.684       0.240       0.760       0.350
     Distributions from capital gains    0.024       0.081       0.026       0.050       0.010       0.000
                                        ------      ------      ------      ------      ------      ------
Total Distributions:                     0.711       0.748       0.710       0.290       0.770       0.350
                                        ------      ------      ------      ------      ------      ------

Net Asset Value, End of Period         $ 10.91     $ 10.08     $ 11.30     $ 10.76     $ 10.70     $ 10.14
                                        ------      ------      ------      ------      ------      ------

Total Return                             15.83%      (4.30%)     12.63%       3.36%      13.67%       4.82%
                                        ------      ------      ------      ------      ------      ------

Ratios/Supplemental Data
     Net Assets, End of Period
       (000 omitted)                  $ 57,285     $52,439     $61,155     $45,401     $41,321     $36,791
Ratio of Expenses to Average
     Net Assets                           0.31%       0.31%       0.31%       0.30%#      0.30%       0.29%#
Ratio of net investment income
     to average net assets                6.56%       6.27%       6.15%       6.74%#       7.20%      7.30%#
Ratio of expenses without waviers
     and assumption of expenses
     to average net assets                0.87%       0.92%       0.82%       0.73%#       1.03%      1.04%#
Ratio of net investment income
     without waivers and assumption
     of expenses to average net assets    6.00%       5.66%       5.64%       6.31%#      6.47%       6.55%#
Portfolio turnover rate                     30%         17%         20%          3%         31%         25%


-------------------------------

#     Annualized.
*     Commencement of operations.
** In 1992, the fund's fiscal year-end was changed from June 30 to October 31.

FUND OBJECTIVE

      Vista Bond Fund seeks as high a level of income as is consistent with reasonable risk. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

INVESTMENT POLICIES

Investment Approach

      The Fund invests primarily in a broad range of investment-grade corporate bonds as well as other fixed-income securities. The Fund invests a major portion of its portfolio, and at least 65% of its assets under normal market conditions, in debt obligations of the U.S. Government, its agencies and instrumentalities, and investment- grade corporate bonds. Investment-grade corporate bonds are securities rated in the category Baa or higher by Moody's Investors Service, Inc. ("Moody's"), BBB or higher by Standard & Poor's Corporation ("S&P") or the equivalent by another national rating organization, and unrated securities determined by the Fund's advisers to be of equivalent quality.

      In making investment decisions for the Fund, its advisers consider many factors in addition to current yield, including preservation of capital, maturity and yield to maturity. They will adjust the Fund's investments in particular securities or types of debt securities based upon their appraisal of changing economic conditions and trends. The Fund's advisers may sell one security and purchase another security of comparable quality and maturity to take advantage of what they believe to be short-term differentials in market values or yield disparities.

      There is no restriction on the maturity of the Fund's portfolio or any individual portfolio security. The Fund's advisers may adjust the average maturity of the Fund's portfolio based upon their assessment of the relative yields available on securities of different maturities and their expectations of future changes in interest rates.

      Fixed-income securities in the Fund's portfolio may include, in any proportion, bonds, notes, mortgage-backed securities, asset-backed securities, government and government agency obligations, zero coupon securities, convertible securities and money market instruments. The Fund will ordinarily hold up to 10% of its net assets in very short-term obligations (obligations with remaining maturities of 12 months or less), such as money market instruments, repurchase agreements and short-term corporate obligations. For temporary defensive purposes, the Fund may invest without limitation in high quality money market instruments and repurchase agreements, which generally carry lower yields.

Other Investment Practices

      The Fund may also engage in the following investment practices, when consistent with the Fund's overall objective and policies. These practices, and certain associated risks, are more fully described in the SAI.

      Money Market Instruments. The Fund may invest in cash or high-quality, short-term money market instruments. Such instruments may include U.S. Government securities, commercial paper of domestic and foreign issuers and obligations of domestic and foreign banks. Investments in foreign money market instruments may involve certain risks associated with foreign investment.

      Repurchase Agreements and Forward Commitments. The Fund may enter into agreements to purchase and resell securities at an agreed-upon price and time. These transactions must be fully collateralized at all times. The Fund may purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction.

      Borrowings and Reverse Repurchase Agreements. The Fund may borrow money from banks for temporary or short-term purposes, but will not borrow for leveraging purposes. The Fund may also sell and simultaneously commit to repurchase a portfolio security at an agreed-upon price and time, to avoid selling securities during unfavorable market conditions in order to meet redemptions. Whenever the Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). The Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws.

      Stand-By Commitments. The Fund may enter into put transactions, including transactions sometimes referred to as stand-by commitments, with respect to securities in its portfolio. In these transactions, the Fund would acquire the right to sell a security at an agreed upon price within a specified period prior to its maturity date. These transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction. Acquisition of puts will have the effect of increasing the cost of the securities subject to the put and thereby reducing the yields otherwise available from such securities.

      Zero Coupon Securities, Payment-in-Kind Obligations and Stripped Obligations. The Fund may invest in zero coupon securities issued by governmental and private issuers. Zero coupon securities are debt securities that do not pay regular interest payments, and instead are sold at substantial discounts from their value at maturity. Payment-in-kind obligations are obligations on which the interest is payable in kind. The Fund may also invest in stripped obligations, which are separately traded principal and interest components of an underlying obligation. The value of these instruments tends to fluctuate more in response to changes in interest rates than the value of ordinary interest-paying debt securities with similar maturities. The risk is greater when the period to maturity is longer.

      Variable Rate Securities and Participation Certificates. The Fund may invest in variable rate demand instruments, which are obligations providing for a periodic adjustment in their interest rates and/or permitting their holders to demand payment of principal plus accrued interest within a specified time period. The Fund's investments may also include participation certificates issued by financial institutions. Participation certificates are pro rata interests in securities held by others; certificates of indebtedness or safekeeping are documentary receipts for such original securities held in custody by others. As a result of the variable rate nature of these investments, the Fund's yield may decline and it may forego the opportunity for capital appreciation during periods when interest rates decline; however, during periods when interest rates increase, the Fund's yield may increase and it may have reduced risk of capital depreciation.

      Inverse Floaters and Interest Rate Caps. The Fund may invest in inverse floaters and in bonds with interest rate caps. Inverse floaters are instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index, and their price may be considerably more volatile than a fixed-rate bond. Interest rate caps are financial instruments under which payments occur if an interest rate index exceeds a certain predetermined interest rate level, known as the cap rate, which is tied to a specific index. These financial products will be more volatile in price than bonds which do not include such a structure.

      Mortgage-Related Securities. The Fund may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities. Early repayment of principal on mortgage pass-through securities held by the Fund (due to prepayments of principal on the underlying mortgage loans) may result in a lower rate of return when the Fund reinvests such principal. In addition, if the Fund purchased the securities at a premium, early repayment would cause the value of the premium to be lost. Like other fixed-income securities, when interest rates rise the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

      Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the U.S. Government, or by agencies or instrumentalities of the U.S. Government (which guarantees are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by nongovernmental issuers may be supported by various forms of insurance or guarantees.

      The Fund may also invest in investment grade Collateralized Mortgage Obligations ("CMOs"), which are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the U.S. Government or its agencies or instrumentalities. CMOs are structured into multiple classes, with each class having a different expected average life or stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired.

      The Fund expects that governmental, government-related or private entities may create other mortgage-related securities in addition to those described above. As new types of mortgage-related securities are developed and offered to investors, the Fund will consider making investments in such securities.

      Asset-Backed Securities. The Fund may invest in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another, such as motor vehicle receivables or credit card receivables.

      Other Investment Companies. The Fund may invest up to 10% of its total assets in shares of other investment companies, subject to applicable regulatory limitations. The Fund is authorized to seek to achieve its objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund.

      Derivatives and Related Instruments. The Fund may invest its assets in derivative and related instruments to hedge various market risks or to increase the Fund's income or gain. Some of these instruments will be subject to asset segregation requirements to cover the Fund's obligations. The Fund may (i) purchase, write and exercise call and put options on securities and securities indexes (including using options in combination with securities, other options or derivative instruments); (ii) enter into swaps, futures contracts and options on futures contracts; (iii) employ forward interest rate contracts; (iv) purchase and sell mortgage-backed and asset-backed securities; and (v) purchase and sell structured products, which are instruments designed to restructure or reflect the characteristics of certain other investments.

      There are a number of risks associated with the use of derivatives and related instruments and no assurance can be given that any strategy will succeed. The value of certain derivatives or related instruments in which the Fund invests may be particularly sensitive to changes in prevailing economic conditions and market value. The ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Fund's advisers to forecast these factors correctly. Incorrect forecasts could expose the Fund to a risk of loss. There can be no guarantee that there will be a correlation between price movements in a hedging instrument and in the portfolio assets being hedged. The Fund is not required to use any hedging strategies. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. Derivatives transactions not involving hedging may have speculative characteristics, involve leverage and result in more risk to the Fund than hedging strategies using the same instruments. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a derivatives position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in derivatives markets. In certain instances, particularly those involving over-the-counter transactions or forward contracts, there is a greater potential that a counterparty or broker may default. In the event of a default, the Fund may experience a loss. For additional information concerning derivatives, related instruments and the associated risks, see the SAI.

Limiting Investment Risks

      Specific investment restrictions help the Fund limit investment risks for its shareholders. These restrictions prohibit the Fund from: (a) with respect to 75% of its assets, holding more than 10% of the voting securities of any issuer or investing more than 5% of its net assets in the securities of any one issuer (other than government obligations); (b) investing more than 15% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees); or (c) investing more than 25% of its total assets in any one industry. A complete description of these and other investment policies is included in the SAI. Except for restriction (c) above and investment policies designated as fundamental in the SAI, the Fund's investment policies (including its investment objective) are not fundamental. The Trustees may change any non-fundamental investment policy without shareholder approval.

Risk Factors

      The Fund does not constitute a balanced or complete investment program, and the net asset value of the shares of the Fund can be expected to fluctuate based on the value of the securities in the Fund's portfolio. The Fund is subject to the general risks and considerations associated with the types of investments it may make, as described above, as well as the risks discussed herein.

      The performance of the Fund depends in part on interest rate changes. As interest rates increase, the value of the fixed income securities held by the Fund tends to decrease. This effect will be more pronounced with respect to investments by the Fund in mortgage-related securities, the values of which are more sensitive to interest rate changes. There is no restriction on the maturity of the Fund's portfolio or any individual portfolio security, and to the extent the Fund invests in securities with longer maturities, the volatility of the Fund in response to changes in interest rates can be expected to be greater than if the Fund had invested in comparable securities with shorter maturities. The performance of the Fund will also depend on the quality of its investments. While securities issued or guaranteed by the U.S. Government generally are of high quality, the other fixed income securities in which the Fund may invest, while of investment-grade quality, may be of lesser credit quality. Securities rated in the category Baa by Moody's or BBB by S&P lack certain investment characteristics and may have speculative characteristics.

      For a discussion of certain other risks associated with the Fund's additional investment activities, see "Other Investment Practices" above.

MANAGEMENT

The Fund's Advisers

      The Chase Manhattan Bank ("Chase") acts as investment adviser to the Fund pursuant to an Investment Advisory Agreement and has overall responsibility for investment decisions of the Fund, subject to the oversight of the Board of Trustees. Chase is a wholly-owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase and its predecessors have over 100 years of money management experience. For its investment advisory services to the Fund, Chase is entitled to receive an annual fee computed daily and paid monthly based at an annual rate equal to 0.30% of the Fund's average daily net assets. Chase is located at 270 Park Avenue, New York, New York 10017.

      Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to the Fund pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly-owned operating subsidiary of Chase. CAM makes investment decisions for the Fund on a day-to-day basis. For these services, CAM receives a fee, payable by Chase from its advisory fee, in a mutually agreed amount. CAM was recently formed for the purpose of providing discretionary investment advisory services to institutional clients and to consolidate Chase's investment management function. The same individuals who serve as portfolio managers for Chase also serve as portfolio managers for CAM. CAM is located at 1211 Avenue of the Americas, New York, New York 10036.

      Portfolio Manager. The Fund has been managed by Mark Buonaugurio since February, 1992. For the four years prior to managing the Fund, Mr. Buonaugurio managed fixed-income comingled trust funds, and provided credit research services for Chase.

HOW TO PURCHASE, REDEEM AND EXCHANGE SHARES

How to Purchase Shares

      Institutional Shares may be purchased through selected financial service firms, such as broker-dealer firms and banks ("Dealers") who have entered into a selected dealer agreement with the Fund's distributor on each business day during which the New York Stock Exchange is open for trading ("Fund Business Day"). Qualified investors are defined as institutions, trusts, partnerships, corporations, qualified and other retirement plans and fiduciary accounts opened by a bank, trust company or thrift institution which exercise investment authority over such accounts. The Fund reserves the right to reject any purchase order or cease offering shares for purchase at any time.

      Institutional Shares are sold at their public offering price, which is their next determined net asset value. Orders received by Dealers prior to the New York Stock Exchange closing time are confirmed at that day's offering price, provided the order is received by the Vista Service Center prior to its close of business. Dealers are responsible for forwarding orders for the purchase of shares on a timely basis. Fund shares normally will be maintained in book entry form and share certificates will be issued only upon request. Management reserves the right to refuse to sell shares of the Fund to any institution.

      Federal regulations require that each investor provide a certified Taxpayer Identification Number upon opening an account.

Minimum Investments

      The Fund has established a minimum initial investment amount of $1,000,000 for the purchase of Institutional Shares. There is no minimum for subsequent investments. Purchases of Institutional Shares offered by other non-money market Vista funds may be aggregated with purchases of Institutional Shares of the Fund to meet the $1,000,000 minimum initial investment amount requirement.

How to Redeem Shares

      You may redeem all or any portion of the shares in your account at any time at the net asset value next determined after a redemption request in proper form is furnished by you to your Dealer and transmitted to and received by the Vista Service Center. A wire redemption may be requested by telephone or wire to the Vista Service Center. For telephone redemptions, call the Vista Service Center at 1-800-622-4273.

      In making redemption requests, the names of the registered shareholders on your account and your account number must be supplied, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the Fund receives your request in proper form. In order to receive that day's net asset value, the Vista Service Center must receive your request before the close of regular trading on the New York Stock Exchange.

      The Fund generally sends you payment for your shares by wire in federal funds on the business day after your request is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

      You may use Vista's Telephone Redemption Privilege to redeem shares valued up to $1,000,000 from your account unless you have notified the Vista Service Center of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, the Fund will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide the Fund with his or her account registration and address as it appears on the Fund's records.

      The Vista Service Center will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult the Vista Service Center.

      During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Vista Service Center by telephone. In this event, you may wish to submit a written redemption request or contact your Dealer. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

      Selling shares through your Dealer. Your Dealer must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your Dealer will be responsible for furnishing all necessary documentation to the Vista Service Center, and may charge you for its services.

      Redemption of accounts of less than $1,000,000. The Fund may involuntarily redeem your shares if at such time the aggregate net asset value of the shares in your account is less than $1,000,000. In the event of any such redemption, you will receive at least 60 days notice prior to the redemption.

How to Exchange Your Shares

      You can exchange your shares for Institutional Shares of certain other Vista funds at net asset value beginning 15 days after purchase. Not all Vista funds offer Institutional Shares. The prospectus of the other Vista fund into which shares are being exchanged should be read carefully prior to any exchange and retained for future reference.

      To exchange your shares, simply complete an Exchange Authorization Form and send it to the Vista Service Center. The form is available from the Vista Service Center. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. The Vista Service Center's procedures for telephone transactions are described under "How to Sell Shares." The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding. Ask your investment representative or the Vista Service Center for prospectuses of other Vista funds. Shares of certain Vista funds are not available to residents of all states.

      The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Vista management or the Trustees believe doing so would be in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. In addition, any shareholder who makes more than ten exchanges of shares involving a Fund in a year or three in a calendar quarter will be charged a $5.00 administration fee for each such exchange. Shareholders would be notified of any such action to the extent required by law. Consult the Vista Service Center before requesting an exchange. The exchange privilege is subject to change or termination. See the SAI to find out more about the exchange privilege.

HOW THE FUND VALUES ITS SHARES

      The net asset value of each class of the Fund's shares is determined once daily based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time, however, options are priced at 4:15 p.m.), on each business day of the Fund, by dividing the net assets of the Fund attributable to that class by the total number of outstanding shares of that class. Values of assets held by the Fund are determined on the basis of their market or other fair value, as described in the SAI.

HOW DISTRIBUTIONS ARE MADE; TAX INFORMATION

      The Fund declares dividends daily and distributes any net investment income at least monthly. The Fund distributes any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryover.

      You can choose from three distribution options: (1) reinvest all distributions in additional Fund shares; (2) receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares; or (3) receive all distributions in cash. You can change your distribution option by notifying the Vista Service Center in writing. If you do not select an option when you open your account, all distributions will be reinvested. All distributions not paid in cash will be reinvested in shares of the class on which the distributions are paid. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the quarter in which the reinvestment occurs.

      If a check representing Fund distribution is not cashed within a specified period, the Vista Service Center will notify you that you have the option of requesting another check or reinvesting the distribution in the Fund or in another Vista fund. If the Vista Service Center does not receive your election, the distribution will be reinvested in the Fund. Similarly, if correspondence sent by the Fund or the Vista Service Center is returned as "undeliverable," distributions will automatically be reinvested in the Fund.

      The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Fund intends to distribute substantially all of its ordinary income and capital gain net income on a current basis. If the Fund does not qualify as a regulated investment company for any taxable year or does not make such distributions, the Fund will be subject to tax on all of its income and gains.

      All Fund distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

      Investors should be careful to consider the tax implications of purchasing shares just prior to the next distribution date. Those investors purchasing shares just prior to a distribution will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of such purchase reflected the amount of such distribution.

      Early in each calendar year the Fund will notify you of the amount and tax status of distributions paid to you by the Fund for the preceding year.

      The foregoing is a summary of certain federal income tax consequences of investing in the Fund. You should consult your tax adviser to determine the precise effect of an investment in the Fund on your particular tax situation (including possible liability for state and local taxes and, for foreign shareholders, U.S. withholding taxes).

OTHER INFORMATION CONCERNING THE FUND

                         Shareholder Servicing Agents

      The Trust has entered into shareholder servicing agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers who beneficially own Institutional Shares of the Fund. These services include assisting with purchase and redemption transactions, maintaining shareholder accounts and records, furnishing customer statements, transmitting shareholder reports and communications to customers and other similar shareholder liaison services. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of Institutional Shares of the Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship. Shareholder servicing agents may subcontract with other parties for the provision of shareholder support services.

      Shareholder servicing agents may offer additional services to their customers, including specialized procedures for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption plans. Each shareholder servicing agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain shareholder servicing agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees an amount not exceeding such other fees or the fees for their services as shareholder servicing agents.

                                 Administrator

      Chase acts as administrator of the Fund and is entitled to receive a fee computed daily and paid monthly at an annual rate equal to 0.10% of the Fund's average daily net assets.

                       Sub-Administrator and Distributor

      Vista Broker-Dealer Services, Inc. ("VBDS") acts as the Fund's sub-administrator and distributor. VBDS is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. For the sub-administrative services it performs, VBDS is entitled to receive a fee from the Fund at an annual rate equal to 0.05% of the Fund's average daily net assets. VBDS has agreed to use a portion of this fee to pay for certain expenses incurred in connection with organizing new series of the Trust and certain other ongoing expenses of the Trust. VBDS is located at 125 West 55th Street, New York, New York 10019.

                                   Custodian

      Chase acts as custodian and fund accountant for the Fund and receives compensation under an agreement with the Trust. Fund securities and cash may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees.

                                   Expenses

      The Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees: registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Fund's custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Fund. Shareholder servicing and distribution fees are allocated to specific classes of the Fund. In addition, the Fund may allocate transfer agency and certain other expenses by class. Service providers to the Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

                    Organization and Description of Shares

      The Fund is a portfolio of Mutual Fund Group, an open-end management investment company organized as a Massachusetts business trust in 1987 (the "Trust"). The Trust has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each class of the Fund generally vote together except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

      The Fund issues multiple classes of shares. This Prospectus relates only to Institutional Shares of the Fund, one class of shares offered by the Fund. Institutional Shares may be purchased only by qualified investors that make an initial investment of $1,000,000 or more. "Qualified investors" are defined as institutions, trusts, partnerships, corporations, qualified and other retirement plans and fiduciary accounts opened by a bank, trust company or thrift institution which exercises investment authority over such accounts. The Fund offers other classes of shares in addition to these classes. The categories of investors that are eligible to purchase shares may differ for each class of Fund shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which will affect the relative performance of the different classes. Investors may call 1-800-622-4273 to obtain additional information about other classes of shares of the Fund that are offered. Any person entitled to receive compensation for selling or servicing shares of the Fund may receive different levels of compensation with respect to one class of shares over another.

      The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. The Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust.

      Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

                          Certain Regulatory Matters

      Banking laws, including the Glass-Steagall Act as currently interpreted, prohibit bank holding companies and their affiliates from sponsoring, organizing, controlling, or distributing shares of, mutual funds, and generally prohibit banks from issuing, underwriting, selling or distributing securities. These laws do not prohibit banks or their affiliates from acting as investment adviser, administrator or custodian to mutual funds or from purchasing mutual fund shares as agent for a customer. Chase and the Trust believe that Chase (including its affiliates) may perform the services to be performed by it as described in this Prospectus without violating such laws. If future changes in these laws or interpretations required Chase to alter or discontinue any of these services, it is expected that the Board of Trustees would recommend alternative arrangements and that investors would not suffer adverse financial consequences. State securities laws may differ from the interpretations of banking law described above and banks may be required to register as dealers pursuant to state law.

      Chase and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of the Fund, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Chase and its affiliates deal, trade and invest for their own accounts in U.S. Government obligations, municipal obligations and commercial paper and are among the leading dealers of various types of U.S. Government obligations and municipal obligations. Chase and its affiliates may sell U.S. Government obligations and municipal obligations to, and purchase them from, other investment companies sponsored by the Fund's distributor or affiliates of the distributor. Chase will not invest the Fund's assets in any U.S. Government obligations, municipal obligations or commercial paper purchased from itself or any affiliate, although under certain circumstances such securities may be purchased from other members of an underwriting syndicate in which Chase or an affiliate is a non-principal member. This restriction may limit the amount or type of U.S. Government obligations, municipal obligations or commercial paper available to be purchased by the Fund. Chase has informed the Fund that in making its investment decisions, it does not obtain or use material inside information in the possession of any other division or department of Chase, including the division that performs services for the Fund as custodian, or in the possession of any affiliate of Chase. Shareholders of the Fund should be aware that, subject to applicable legal or regulatory restrictions, Chase and its affiliates may exchange among themselves certain information about the shareholder and his account. Transactions with affiliated broker-dealers will only be executed on an agency basis in accordance with applicable federal regulations.

PERFORMANCE INFORMATION

      The Fund's investment performance may from time to time be included in advertisements about the Fund. Performance is calculated separately for each class of shares. "Yield" for each class of shares is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share of such class on the last day of that period.

      "Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the public offering price. Total return may also be presented for other periods.

      All performance data is based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, the Fund's operating expenses and which class of shares you purchase. Investment performance also often reflects the risks associated with the Fund's investment objectives and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. Quotation of investment performance for any period when a fee waiver or expense limitation was in effect will be greater than if the waiver or limitation had not been in effect. The Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services. See the SAI.

VISTA FAMILY OF FUNDS

Vista Service Center
P.O. Box 419392
Kansas City, MO 64141-6392

Transfer Agent
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105

Legal Counsel
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

                                   PROSPECTUS

                         VISTA[SM] SHORT-TERM BOND FUND
                                Class A Shares

                                  May 6, 1996

      Investment Strategy:  Income

      This Prospectus explains concisely what you should know before investing. Please read it carefully and keep it for future reference. You can find more detailed information about the Fund in its May 6, 1996 Statement of Additional Information, as amended periodically (the "SAI"). For a free copy of the SAI, call the Vista Service Center at 1-800-34-VISTA. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      INVESTMENTS IN THE FUND ARE SUBJECT TO RISK--INCLUDING POSSIBLE LOSS OF PRINCIPAL--AND WILL FLUCTUATE IN VALUE. SHARES OF THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS


Expense Summary
The expenses you might pay on your Fund investment, including examples

Fund Objective.......................................................

Investment Policies
The kinds of securities in which the Fund invests,
investment policies and techniques, and risks........................

Management
Chase Manhattan Bank, the Fund's adviser; Chase Asset Management, the Fund's sub-adviser, and the individuals who manage the Fund......

How to Buy, Sell and Exchange Shares.................................

How the Fund Values its Shares.......................................

How Distributions are Made; Tax Information
How the Fund distributes its earnings, and
tax treatment related to those earnings..............................

Other Information Concerning the Fund
Distribution plans, shareholder servicing agents, administration, custodian, expenses, organization and regulatory matters.............

Performance Information
How performance is determined, stated and/or advertised..............

Make the Most of Your Vista Privileges...............................

EXPENSE SUMMARY

      Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs from investing in Class A shares of the Fund based on expenses incurred in the most recent fiscal year. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


Shareholder Transaction Expenses

Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price)..........................    1.50%

Maximum Deferred Sales Charge
(as a percentage of the lower of original
purchase price or redemption proceeds).......................     None

Annual Fund Operating Expenses
(as a percentage of average net assets)

Investment Advisory Fee (after estimated waiver)(*)..........    0.00%

12b-1 Fee (after estimated waiver) (*)(**)...................    0.08%

Shareholder Servicing Fee....................................    0.25%

Other Expenses (after estimated waiver)(*)...................    0.42%
                                                                 -----

Total Fund Operating Expenses (after fee waivers)(*).........    0.75%
                                                                 =====

Examples

      Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                    1 Year      3 Years     5 Years     10 Years
                                    ------      -------     -------     --------

Class A Shares(+)................   $24         $43          $63        $120


-----------------------
* Reflects current waiver arrangements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers, the Investment Advisory Fee, 12b-1 Fee, and Other Expenses would be 0.25%, 0.25% and 0.50%, respectively, and Total Fund Operating Expenses would be 1.25%. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year to the extent necessary to prevent Total Fund Operating Expenses of Class A shares of the Fund for such period from exceeding the amount indicated in the table.
** Long-term shareholders in mutual funds with 12b-1 fees, such as Class A shareholders of the Fund, may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.
+     Assumes deduction at the time of purchase of the maximum sales charge.

      The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. The examples should not be considered representations of past or future expenses or returns; actual expenses and returns may be greater or less than shown.

      Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund. The Fund understands that Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts. See "Other Information Concerning the Fund."

FUND OBJECTIVE

      Vista Short Term Bond Fund seeks a high level of current income, consistent with preservation of capital. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

INVESTMENT POLICIES

Investment Approach

      The Fund will invest at least 65% of its net assets in bonds which have a remaining maturity of less than three years, and the dollar weighted average maturity of its portfolio will not exceed three years. The Fund normally will invest substantially all of its assets in investment-grade fixed-income securities of all types. Securities with put features will measure their maturity based on the next put date. Investment-grade fixed-income securities are securities rated in the category Baa or higher by Moody's Investors Service, Inc. ("Moody's"), BBB or higher by Standard & Poor's Corporation ("S&P") or the equivalent by another national rating organization, and unrated securities determined by the Fund's advisers to be of equivalent quality.

      In making investment decisions for the Fund, its advisers consider many factors in addition to current yield, including preservation of capital, maturity and yield to maturity. They will adjust the Fund's investments in particular securities or types of securities based upon their appraisal of changing economic conditions and trends. The Fund's advisers may sell one security and purchase another security of comparable quality and maturity to take advantage of what they believe to be short-term differentials in market values or yield disparities.

      Fixed-income securities in the Fund's portfolio may include, in any proportion, bonds, notes, mortgage-backed securities, asset-backed securities, government and government agency obligations, zero coupon securities, convertible securities and money market instruments, as discussed below.

Other Investment Practices

      The Fund may also engage in the following investment practices, when consistent with the Fund's overall objective and policies. These practices, and certain associated risks, are more fully described in the SAI.

      Money Market Instruments. The Fund may invest in cash or high-quality, short-term money market instruments. Such instruments may include U.S. Government securities, commercial paper of domestic and foreign issuers and obligations of domestic and foreign banks. Investments in foreign money market instruments may involve certain risks associated with foreign investment.

      Repurchase Agreements and Forward Commitments. The Fund may enter into agreements to purchase and resell securities at an agreed-upon price and time. These transactions must be fully collateralized at all times. The Fund may purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction.

      Borrowings and Reverse Repurchase Agreements. The Fund may borrow money from banks for temporary or short-term purposes, but will not borrow for leveraging purposes. The Fund may also sell and simultaneously commit to repurchase a portfolio security at an agreed-upon price and time, to avoid selling securities during unfavorable market conditions in order to meet redemptions. Whenever the Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). The Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws.

      Stand-By Commitments. The Fund may enter into put transactions, including transactions sometimes referred to as stand-by commitments, with respect to securities in its portfolio. In these transactions, the Fund would acquire the right to sell a security at an agreed upon price within a specified period prior to its maturity date. These transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction. Acquisition of puts will have the effect of increasing the cost of the securities subject to the put and thereby reducing the yields otherwise available from such securities.

      Zero Coupon Securities, Payment-in-Kind Obligations and Stripped Obligations. The Fund may invest in zero coupon securities issued by governmental and private issuers. Zero coupon securities are debt securities that do not pay regular interest payments, and instead are sold at substantial discounts from their value at maturity. Payment-in-kind obligations are obligations on which the interest is payable in kind. The Fund may also invest in stripped obligations, which are separately traded principal and interest components of an underlying obligation. The value of these instruments tends to fluctuate more in response to changes in interest rates than the value of ordinary interest-paying debt securities with similar maturities. The risk is greater when the period to maturity is longer.

      Variable Rate Securities and Participation Certificates. The Fund may invest in variable rate demand instruments, which are obligations providing for a periodic adjustment in their interest rates and/or permitting their holders to demand payment of principal plus accrued interest within a specified time period. The Fund's investments may also include participation certificates issued by financial institutions. Participation certificates are pro rata interests in securities held by others; certificates of indebtedness or safekeeping are documentary receipts for such original securities held in custody by others. As a result of the variable rate nature of these investments, the Fund's yield may decline and it may forego the opportunity for capital appreciation during periods when interest rates decline; however, during periods when interest rates increase, the Fund's yield may increase and it may have reduced risk of capital depreciation.

      Inverse Floaters and Interest Rate Caps. The Fund may invest in inverse floaters and in bonds with interest rate caps. Inverse floaters are instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index, and their price may be considerably more volatile than a fixed-rate bond. Interest rate caps are financial instruments under which payments occur if an interest rate index exceeds a certain predetermined interest rate level, known as the cap rate, which is tied to a specific index. These financial products will be more volatile in price than bonds which do not include such a structure.

      Mortgage-Related Securities. The Fund may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities. Early repayment of principal on mortgage pass-through securities held by the Fund (due to prepayments of principal on the underlying mortgage loans) may result in a lower rate of return when the Fund reinvests such principal. In addition, if the Fund purchased the securities at a premium, early repayment would cause the value of the premium to be lost. Like other fixed-income securities, when interest rates rise the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

      Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the U.S. Government, or by agencies or instrumentalities of the

U.S. Government (which guarantees are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by nongovernmental issuers may be supported by various forms of insurance or guarantees.

      The Fund may also invest in investment grade Collateralized Mortgage Obligations ("CMOs"), which are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the U.S. Government or its agencies or instrumentalities. CMOs are structured into multiple classes, with each class having a different expected average life or stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired.

      The Fund expects that governmental, government-related or private entities may create other mortgage-related securities in addition to those described above. As new types of mortgage-related securities are developed and offered to investors, the Fund will consider making investments in such securities.

      Asset-Backed Securities. The Fund may invest in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another, such as motor vehicle receivables or credit card receivables.

      Other Investment Companies. The Fund may invest up to 10% of its total assets in shares of other investment companies, subject to applicable regulatory limitations. The Fund is authorized to seek to achieve its objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund.

      Derivatives and Related Instruments. The Fund may invest its assets in derivative and related instruments to hedge various market risks or to increase the Fund's income or gain. Some of these instruments will be subject to asset segregation requirements to cover the Fund's obligations. The Fund may (i) purchase, write and exercise call and put options on securities and securities indexes (including using options in combination with securities, other options or derivative instruments); (ii) enter into swaps, futures contracts and options on futures contracts; (iii) employ forward interest rate contracts; (iv) purchase and sell mortgage-backed and asset-backed securities; and (v) purchase and sell structured products, which are instruments designed to restructure or reflect the characteristics of certain other investments.

      There are a number of risks associated with the use of derivatives and related instruments and no assurance can be given that any strategy will succeed. The value of certain derivatives or related instruments in which the Fund invests may be particularly sensitive to changes in prevailing economic conditions and market value. The ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Fund's advisers to forecast these factors correctly. Incorrect forecasts could expose the Fund to a risk of loss. There can be no guarantee that there will be a correlation between price movements in a hedging instrument and in the portfolio assets being hedged. The Fund is not required to use any hedging strategies. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. Derivatives transactions not involving hedging may have speculative characteristics, involve leverage and result in more risk to the Fund than hedging strategies using the same instruments. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a derivatives position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in derivatives markets. In certain instances, particularly those involving over-the-counter transactions or forward contracts, there is a greater potential that a counterparty or broker may default. In the event of a default, the Fund may experience a loss. For additional information concerning derivatives, related instruments and the associated risks, see the SAI.

Limiting Investment Risks

      Specific investment restrictions help the Fund limit investment risks for its shareholders. These restrictions prohibit the Fund from: (a) with respect to 75% of its assets, holding more than 10% of the voting securities of any issuer or investing more than 5% of its net assets in the securities of any one issuer (other than government obligations); (b) investing more than 15% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees); or (c) investing more than 25% of its total assets in any one industry. A complete description of these and other investment policies is included in the SAI. Except for the Fund's investment objective, restriction (c) above and investment policies designated as fundamental in the SAI, the Fund's investment policies are not fundamental. The Trustees may change any non-fundamental investment policy without shareholder approval.

Risk Factors

      The Fund does not constitute a balanced or complete investment program, and the net asset value of the shares of the Fund can be expected to fluctuate based on the value of the securities in the Fund's portfolio. The Fund is subject to the general risks and considerations associated with the types of investments it may make, as described above, as well as the risks discussed herein.

      The performance of the Fund depends in part on interest rate changes. As interest rates increase, the value of the fixed income securities held by the Fund tends to decrease. This effect will be more pronounced with respect to investments by the Fund in mortgage-related securities, the value of which are more sensitive to interest rate changes. Although the Fund invests at least 65% of its assets in bonds which have a remaining maturity of less than three years, to the extent the Fund invests in securities with longer maturities, the volatility of the Fund in response to changes in interest rates can be expected to be greater than if the Fund had invested in comparable securities with shorter maturities. The performance of the Fund will also depend on the quality of its investments. While U.S. Government securities generally are of high quality, government securities that are not backed by the full faith and credit of the U.S. Treasury may be affected by changes in the creditworthiness of the agency that issued them and the non-U.S. Government securities held by the Fund, while of investment-grade quality, may be of lesser credit quality. Securities rated in the category Baa by Moody's or BBB by S&P lack certain investment characteristics and may have speculative characteristics.

      For a discussion of certain other risks associated with the Fund's additional investment activities, see "Other Investment Practices" above.

MANAGEMENT

The Fund's Advisers

      The Chase Manhattan Bank ("Chase") acts as investment adviser to the Fund pursuant to an Investment Advisory Agreement and has overall responsibility for investment decisions of the Fund, subject to the oversight of the Board of Trustees. Chase is a wholly-owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase and its predecessors have over 100 years of money management experience. For its investment advisory services to the Fund, Chase is entitled to receive an annual fee computed daily and paid monthly based at an annual rate equal to 0.25% of the Fund's average daily net assets. Chase is located at 270 Park Avenue, New York, New York 10017.

      Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to the Fund pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly-owned operating subsidiary of Chase. CAM makes investment decisions for the Fund on a day-to-day basis. For these services, CAM receives a fee, payable by Chase from its advisory fee, in a mutually agreed amount. CAM was recently formed for the purpose of providing discretionary investment advisory services to institutional clients and to consolidate Chase's investment management function. The same individuals who serve as portfolio managers for Chase also serve as portfolio managers for CAM. CAM is located at 1211 Avenue of the Americas, New York, New York 10036.

      Portfolio Manager. Linda Struble, the manager of Chase's fixed income trading unit, of Chase is responsible for day-to-day management of the Fund's portfolio. Ms. Struble has managed the Fund's portfolio since its inception on November 30, 1990 and has been with Chase since 1968 performing various investment services, including managing individual accounts.

HOW TO BUY, SELL, AND EXCHANGE SHARES

How to Buy Shares.

      You can open a fund account with as little as $2,500 ($1,000 for IRAs and SEP-IRAs) and make additional investments at any time with as little as $100. You can buy fund shares three ways-through an investment representative, through the Fund's distributor (at 1-800-34-VISTA), or through a systematic investment plan.

      All purchases made by check should be in U.S. dollars and made payable to the Vista Funds. Third party checks, except those payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership), credit cards and cash will not be accepted. The Fund reserves the right to reject any purchase order or cease offering shares for purchase at any time. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account for 15 business days. In addition, the redemption of shares through a Systematic Investment Plan will not be allowed for 7 calendar days.

      Buying shares through the Fund's distributor. Complete and return the enclosed application and your check in the amount you wish to invest to the Vista Service Center.

      Buying shares through systematic investing. You can make regular investments of $100 or more per month through automatic deduction from your bank checking or savings account. Shareholders electing to start this Systematic Investment Plan when opening an account should complete Section 8 of the account application. Current shareholders may begin such a plan at any time by sending a signed letter with signature guarantee to the Vista Service Center. Call the Vista Service Center at 1-800-34-VISTA for complete instructions.

      Shares are sold at the public offering price based on the net asset value next determined after the Vista Service Center receives your order. In most cases, in order to receive that day's public offering price, the Vista Service Center must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.

      If you are considering redeeming or exchanging shares or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange or transfer. Otherwise the Fund may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, the Fund will not issue certificates for your shares unless you request them.

Offering Price

      The public offering price of Class A shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The Fund receives the net asset value. The sales charge is allocated between your broker-dealer and the Fund's distributor as shown in the following table, except when the Fund's distributor, in its discretion, allocates the entire amount to your broker-dealer.

-------------------------------------------------------------------------------
                               Sales charge as a
                                percentage of:         Amount of sales charge
 Amount of transaction at     Offering Net amount    reallowed to dealers as a
    offering price($)            price invested     percentage of offering price
-------------------------------------------------------------------------------
Under 100,000                     1.50     1.52                1.00
-------------------------------------------------------------------------------
100,000 but under 250,000         1.00     1.00                0.50
-------------------------------------------------------------------------------
250,000 but under 500,000         0.50     0.50                0.25
-------------------------------------------------------------------------------
500,000 but under 1,000,000       0.25     0.25                0.25
-------------------------------------------------------------------------------

         There is no initial sales charge on purchases of Class A shares of $1 million or more.

         Except as stated below, the Fund's distributor pays broker-dealers commissions on sales of Class A shares of $1 million or more based on an investor's cumulative purchases (excluding money market funds) during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $2.5 million, 0.75% of the next $7.5 million, 0.50% of the next $40 million and 0.20% thereafter. On sales at net asset value to a participant-directed qualified retirement plan initially investing less than $20 million in the Vista Family of Funds (including a plan with at least 50 eligible employees), the Fund's distributor pays commissions during each one-year measuring period, determined as described above, at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million and 0.50% thereafter. On sales at net asset value to all other participant-directed qualified retirement plans, the Fund's distributor pays commissions on the initial investment and on subsequent net quarterly sales at a rate of 0.15%.

General

      You may be eligible to buy Class A shares at reduced sales charges. Consult your investment representative or the Vista Service Center for details about Vista's combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, employee benefit plans, and other plans. Descriptions are also included in enclosed application and in the SAI.

      A participant-directed employee benefit plan participating in a "multi-fund" program approved by the Board of Trustees may include amounts invested in the other mutual funds participating in such program for purposes of determining whether the plan may purchase Class A shares at net asset value. These investments will also be included for purposes of the discount privileges and programs described above.

      The Fund may sell Class A at net asset value without an initial sales charge to the current and retired Trustees (and their families), current and retired employees (and their families) of Chase, the Fund's distributor and transfer agent or any affiliates or subsidiaries thereof, registered representatives and other employees (and their families) of broker-dealers having selected dealer agreements with the Fund's distributor, employees (and their families) of financial institutions having selected dealer agreements with the Fund's distributor (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of Vista fund shares) financial institution trust departments investing an aggregate of $1 million or more in the Vista Family of Funds and clients of certain administrators of tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in the Vista Family of Funds.

      No initial sales charge will apply to the purchase of Class A shares of the Fund by an investor seeking to invest the proceeds of a qualified retirement plan where a portion of the plan was invested in the Vista Family of Funds, any qualified retirement plan with 50 or more participants, or an individual participant in a tax-qualified plan making a tax-free rollover or transfer of assets from the plan in which Chase or an affiliate serves as trustee or custodian of the plan or manages some portion of the plan's assets.

      Purchases of Class A shares of the Fund may be made with no initial sales charge through an investment adviser or financial planner who charges a fee for their services. Purchases of Class A shares of the Fund may be made with no initial sales charge (i) by an investment adviser, broker or financial planner, provided arrangements are preapproved and purchases are placed through an omnibus account with the Fund or (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent. Such purchases may be made for retirement and deferred compensation plans and trusts used to fund those plans.

      Purchases of Class A shares of the Fund may be made with no initial sales charge in accounts opened by a bank, trust company or thrift institution which is acting as a fiduciary, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund, the Fund's distributor or the Vista Service Center.

      Shareholders of record of any Vista Fund as of November 30, 1990 and certain immediate family members may purchase Class A shares of the Fund with no initial sales charge for as long as they continue to own Class A shares of any Vista fund, provided there is no change in account registration. Shareholders of record of any portfolio of The Hanover Funds, Inc. or The Hanover Investment Funds, Inc. as of May 3, 1996 and certain related investors may purchase Class A shares of the Fund with no initial sales charge for as long as they continue to own shares of any Vista fund following this date, provided there is no change in account registration.

      The Fund may sell shares at net asset value without an initial sales charge in connection with the acquisition by the Fund of assets of an investment company or personal holding company. The SAI contains additional information about purchasing the Fund's shares at reduced sales charges.

      The Fund reserves the right to change any of these policies on purchases without an initial sales charge at any time and may reject any such purchase request.

      Shareholders of other Vista funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, shares of the Fund at net asset value.

How to Sell Shares

      You can sell your shares to the Fund any day the New York Stock Exchange is open, either directly to the Fund or through your investment representative. The Fund will only redeem shares for which it has received payment.

      Selling shares directly to the Fund. Send a signed letter of instruction to the Vista Service Center, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the Fund receives your request in proper form. In order to receive that day's net asset value, the Vista Service Center must receive your request before the close of regular trading on the New York Stock Exchange.

      If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee.

      If you want your redemption proceeds sent to an address other than your address as it appears on Vista's records, a signature guarantee is required. The Fund usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Vista Service Center for details.

      The Fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

      You may use Vista's Telephone Redemption Privilege to redeem shares valued up to $100,000 from your account unless you have notified the Vista Service Center of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, the Fund will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide the Fund with his or her account registration and address as it appears on the Fund's records.

      The Vista Service Center will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult the Vista Service Center.

      During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Vista Service Center by telephone. In this event, you may wish to submit a written redemption request, as described above, or contact your investment representative. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

      Systematic withdrawal. You can make regular withdrawals of $100 or more monthly, quarterly, or semiannually from an account valued at $5,000 or more ($10,000 for Class B accounts, not to exceed 12% per year).

      Selling shares through your investment representative. Your investment representative must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Vista Service Center, and may charge you for its services.

      Redemption of accounts of less than $500. The Fund may involuntarily redeem your shares if at such time the aggregate net asset value of the shares in your account is less than $500. In the event of any such redemption, you will receive at least 60 days notice prior to the redemption.

How to Exchange Your Shares

      You can exchange your shares for shares of the same class of certain other Vista funds at net asset value beginning 15 days after purchase. Not all Vista funds offer all classes of shares. The prospectus of the other Vista fund into which shares are being exchanged should be read carefully and retained for future reference.

      To exchange your shares, simply complete an Exchange Authorization Form and send it to the Vista Service Center. The form is available from the Vista Service Center. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. The Vista Service Center's procedures for telephone transactions are described under "How to Sell Shares." The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding. Ask your investment representative or the Vista Service Center for prospectuses of other Vista funds. Shares of certain Vista funds are not available to residents of all states.

      The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Vista management or the Trustees believe doing so would be in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. In addition, any shareholder who makes more than ten exchanges of shares involving a Fund in a year or three in a calendar quarter will be charged a $5.00 administration fee for each such exchange. Shareholders would be notified of any such action to the extent required by law. Consult the Vista Service Center before requesting an exchange. See the SAI to find out more about the exchange privilege.

      Reinstatement privilege. Class A shareholders have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of the redemption, accompanied by payment for the shares (not in excess of the redemption).

HOW THE FUND VALUES ITS SHARES

      The net asset value of each class of the Fund's shares is determined once daily based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time, however, options are priced at 4:15 p.m.), on each business day of the Fund, by dividing the net assets of the Fund attributable to that class by the total number of outstanding shares of that class. Values of assets held by the Fund are determined on the basis of their market or other fair value, as described in the SAI.

HOW DISTRIBUTIONS ARE MADE; TAX INFORMATION

      The Fund declares dividends daily and distributes any net investment income at least monthly. The Fund distributes any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryover.

      You can choose from three distribution options: (1) reinvest all distributions in additional Fund shares without a sales charge; (2) receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares without a sales charge; or (3) receive all distributions in cash. You can change your distribution option by notifying the Vista Service Center in writing. If you do not select an option when you open your account, all distributions will be reinvested. All distributions not paid in cash will be reinvested in shares of the class on which the distributions are paid. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the quarter in which the reinvestment occurs.

      If a check representing Fund distribution is not cashed within a specified period, the Vista Service Center will notify you that you have the option of requesting another check or reinvesting the distribution in the Fund or in another Vista fund. If the Vista Service Center does not receive your election, the distribution will be reinvested in the Fund. Similarly, if correspondence sent by the Fund or the Vista Service Center is returned as "undeliverable," distributions will automatically be reinvested in the Fund.

      The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Fund intends to distribute substantially all of its ordinary income and capital gain net income on a current basis. If the Fund does not qualify as a regulated investment company for any taxable year or does not make such distributions, the Fund will be subject to tax on all of its income and gains.

      All Fund distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

      Investors should be careful to consider the tax implications of purchasing shares just prior to the next distribution date. Those investors purchasing shares just prior to a distribution will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of such purchase reflected the amount of such distribution.

      Early in each calendar year the Fund will notify you of the amount and tax status of distributions paid to you by the Fund for the preceding year.

      The foregoing is a summary of certain federal income tax consequences of investing in the Fund. You should consult your tax adviser to determine the precise effect of an investment in the Fund on your particular tax situation (including possible liability for state and local taxes and, for foreign shareholders, U.S. withholding taxes).

OTHER INFORMATION CONCERNING THE FUND

                               Distribution Plan

      The Fund's distributor is Vista Broker-Dealer Services, Inc. ("VBDS"). VBDS is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. The Trust has adopted Rule 12b-1 distribution plan for Class A shares which provides that the Fund will pay distribution fees at annual rates of up to 0.25% annually of the average daily net assets attributable to Class A shares of the Fund. Payments under the distribution plans shall be used to compensate or reimburse the Fund's distributor and broker-dealers for services provided and expenses incurred in connection with the sale of Class A shares, and are not tied to the amount of actual expenses incurred. Payments may be used to compensate broker-dealers with trail or maintenance commissions at an annual rate of up to 0.25% of the average daily net asset value of Class A shares maintained in the Fund by customers of these broker-dealers. Trail or maintenance commissions are paid to broker-dealers beginning the 13th month following the purchase of shares by their customers. Some activities intended to promote the sale of Class A shares will be conducted generally by the Vista Family of Funds, and activities intended to promote the Fund's Class A shares may also benefit the Fund's other shares and other Vista funds.

      VBDS may provide promotional incentives to broker-dealers that meet specified sales targets for one or more Vista funds. These incentives may include gifts of up to $100 per person annually; an occasional meal, ticket to a sporting event or theater or entertainment for broker-dealers and their guests; and payment or reimbursement for travel expenses, including lodging and meals, in connection with attendance at training and educational meetings within and outside the U.S.
                         Shareholder Servicing Agents

      The Trust has entered into shareholder servicing agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers who beneficially own Class A shares of the Fund. These services include assisting with purchase and redemption transactions, maintaining shareholder accounts and records, furnishing customer statements, transmitting shareholder reports and communications to customers and other similar shareholder liaison services. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of Class A shares of the Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship. Shareholder servicing agents may subcontract with other parties for the provision of shareholder support services.

      Shareholder servicing agents may offer additional services to their customers, including specialized procedures for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption plans. Each shareholder servicing agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain shareholder servicing agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees an amount not exceeding such other fees or the fees for their services as shareholder servicing agents.

                      Administrator and Sub-Administrator

      Chase acts as administrator of the Fund and is entitled to receive a fee computed daily and paid monthly at an annual rate equal to 0.10% of the Fund's average daily net assets.

      VBDS provides certain sub-administrative services to the Fund pursuant to its distribution and sub- administration agreement and is entitled to receive a fee for these services from the Fund at an annual rate equal to 0.05% of the Fund's average daily net assets. VBDS has agreed to use a portion of this fee to pay for certain expenses incurred in connection with organizing new series of the Trust and certain other ongoing expenses of the Trust. VBDS is located at 125 West 55th Street, New York, New York 10019.

                                   Custodian

      Chase acts as custodian and fund accountant for the Fund and receives compensation under an agreement with the Trust. Fund securities and cash may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees.

                                   Expenses

      The Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees: registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Fund's custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Fund. Shareholder servicing and distribution fees are allocated to specific classes of the Fund. In addition, the Fund may allocate transfer agency and certain other expenses by class. Service providers to the Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.


                    Organization and Description of Shares

      The Fund is a portfolio of Mutual Fund Group, an open-end management investment company organized as a Massachusetts business trust in 1987 (the "Trust"). The Trust has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each class of the Fund generally vote together except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

      The Fund issues multiple classes of shares. This Prospectus relates only to Class A and Class B shares of the Fund. The Fund offers other classes of shares in addition to this class. The categories of investors that are eligible to purchase shares and minimum investment requirements may differ for each class of Fund shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which will affect the relative performance of the different classes. Investors may call 1-800-34-VISTA to obtain additional information about other classes of shares of the Fund that are offered. Any person entitled to receive compensation for selling or servicing shares of the Fund may receive different levels of compensation with respect to one class of shares over another.

      The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. The Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust.

      Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

                          Certain Regulatory Matters

      Banking laws, including the Glass-Steagall Act as currently interpreted, prohibit bank holding companies and their affiliates from sponsoring, organizing, controlling, or distributing shares of, mutual funds, and generally prohibit banks from issuing, underwriting, selling or distributing securities. These laws do not prohibit banks or their affiliates from acting as investment adviser, administrator or custodian to mutual funds or from purchasing mutual fund shares as agent for a customer. Chase and the Trust believe that Chase (including its affiliates) may perform the services to be performed by it as described in this Prospectus without violating such laws. If future changes in these laws or interpretations required Chase to alter or discontinue any of these services, it is expected that the Board of Trustees would recommend alternative arrangements and that investors would not suffer adverse financial consequences. State securities laws may differ from the interpretations of banking law described above and banks may be required to register as dealers pursuant to state law.

      Chase and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of the Fund, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Chase and its affiliates deal, trade and invest for their own accounts in U.S. Government obligations, municipal obligations and commercial paper and are among the leading dealers of various types of U.S. Government obligations and municipal obligations. Chase and its affiliates may sell U.S. Government obligations and municipal obligations to, and purchase them from, other investment companies sponsored by the Fund's distributor or affiliates of the distributor. Chase will not invest the Fund's assets in any U.S. Government obligations, municipal obligations or commercial paper purchased from itself or any affiliate, although under certain circumstances such securities may be purchased from other members of an underwriting syndicate in which Chase or an affiliate is a non-principal member. This restriction may limit the amount or type of U.S. Government obligations, municipal obligations or commercial paper available to be purchased by the Fund. Chase has informed the Fund that in making its investment decisions, it does not obtain or use material inside information in the possession of any other division or department of Chase, including the division that performs services for the Fund as custodian, or in the possession of any affiliate of Chase. Shareholders of the Fund should be aware that, subject to applicable legal or regulatory restrictions, Chase and its affiliates may exchange among themselves certain information about the shareholder and his account. Transactions with affiliated broker-dealers will only be executed on an agency basis in accordance with applicable federal regulations.

PERFORMANCE INFORMATION

      The Fund's investment performance may from time to time be included in advertisements about the Fund. Performance is calculated separately for each class of shares. "Yield" for each class of shares is calculated by dividing the annualized net investment income calculated pursuant to federal rules per share during a recent 30- day period by the maximum public offering price per share of such class on the last day of that period.

      "Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the maximum public offering price (in the case of Class A shares) or reflecting the deduction of any applicable contingent deferred sales charge (in the case of Class B shares). Total return reflects the deduction of the maximum initial sales charge in the case of Class A shares, but does not reflect the deduction of any contingent deferred sales charge in the case of Class B shares. Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if such sales charges were used.

      All performance data is based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, the Fund's operating expenses and which class of shares you purchase. Investment performance also often reflects the risks associated with the Fund's investment objectives and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. Quotation of investment performance for any period when a fee waiver or expense limitation was in effect will be greater than if the waiver or limitation had not been in effect. The Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services. See the SAI.

MAKE THE MOST OF YOUR VISTA PRIVILEGES

The following services are available to you as a Vista mutual fund shareholder.

o SYSTEMATIC INVESTMENT PLAN - Invest as much as you wish ($100 or more) in the first or third week of any month. The amount will be automatically transferred from your checking or savings account.

o SYSTEMATIC WITHDRAWAL - Make regular withdrawals of $100 or more monthly, quarterly, or semiannually from an account valued at $5,000 or more ($10,000 for Class B accounts).

o SYSTEMATIC EXCHANGE - Transfer assets automatically from one Vista account to another on a regular, prearranged basis. There is no additional charge for this service.

o FREE EXCHANGE PRIVILEGE - Exchange money between Vista funds in the same class of shares without charge. The exchange privilege allows you to adjust your investments as your objectives change.
      A signature guarantee is required for exchanges of more than $500,000.

Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange and systematic withdrawal or exchange.

o REINSTATEMENT PRIVILEGE - Class A shareholders have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of the redemption, accompanied by payment for the shares (not in excess of the redemption).

      Class B shareholders who have redeemed their shares and paid a CDSC with such redemption may purchase Class A shares with no initial sales charge (in an amount not in excess of their redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B shares.

For more information about any of these services and privileges, call your shareholder servicing agent, investment representative or the Vista Service Center at 1-800-34-VISTA. These privileges are subject to change or termination.

VISTA FAMILY OF FUNDS

Vista Service Center
P.O. Box 419392
Kansas City, MO 64141-6392

Transfer Agent
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105

Legal Counsel
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

                                   PROSPECTUS

                         VISTA[SM] SHORT-TERM BOND FUND
                             Institutional Shares

                                  May 6, 1996

      Investment Strategy:  Income

      This Prospectus explains concisely what you should know before investing. Please read it carefully and keep it for future reference. You can find more detailed information about the Fund in its May 6, 1996 Statement of Additional Information, as amended periodically (the "SAI"). For a free copy of the SAI, call the Vista Service Center at 1-800-622-4273. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      INVESTMENTS IN THE FUND ARE SUBJECT TO RISK--INCLUDING POSSIBLE LOSS OF PRINCIPAL--AND WILL FLUCTUATE IN VALUE. SHARES OF THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS



Expense Summary........................................................

Financial Highlights...................................................

Fund Objective.........................................................

Investment Policies....................................................

Management.............................................................

How to Purchase, Redeem and Exchange Shares............................

How the Fund Values its Shares.........................................

How Distributions are Made; Tax Information............................

Other Information Concerning the Fund..................................

Performance Information................................................

EXPENSE SUMMARY

      Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs from investing in the Fund based on expenses incurred in the most recent fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


Annual Fund Operating Expenses
(as percentage of average net assets)

Investment Advisory Fee (after estimated waiver)(*)...............  0.00%

12b-1 Fee.........................................................   None

Shareholder Servicing Fee(after estimated waiver)(*)..............  0.00%

Other Expenses(after estimated waiver)(*).........................  0.42%
                                                                    -----
Total Fund Operating Expenses (after waiver of fee)(*)............  0.42%
                                                                    =====


Example

      Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                        1 Year    3 Year    5 Years 10 Years
                        ------    ------    ------- --------

Institutional Shares...   $4        $13       $12      $41





------------------------
* Reflects current waiver arrangements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers, the Investment Advisory Fee, Shareholder Servicing Fee and Other Expenses would be 0.25%, 0.25% and 0.50%, respectively, and Total Fund Operating Expenses would be 1.00%.

      The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. The examples should not be considered representations of past or future expenses or returns; actual expenses and returns may be greater or less than shown.

      Charges and credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund. The Fund understands that Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts. See "Other Information Concerning the Fund."

FINANCIAL HIGHLIGHTS

      The following information on selected per share data and ratios with respect to each of the four fiscal periods commencing after June 30, 1992, and the related financial statements, have been audited by Price Waterhouse LLP, independent accountants, whose report expressed an unqualified opinion thereon. The information on selected per share data and ratios with respect to the fiscal year ended June 30, 1992 and the period November 30, 1990 to June 30, 1991, have been audited by other independent accountants, whose report expressed an unqualified opinion thereon. The following information should be read in conjunction with the financial statements and notes thereto which are incorporated by reference in the Statement of Additional Information.

                          VISTA SHORT-TERM BOND FUND
                             Institutional Shares

                                                                               July 1
                                                                               1992**       Year   November 30,
                                                   Year Ended                 through      ended      1990*
                                                   October 31,               October 31,  June 30,     to
PER SHARE OPERATING PERFORMANCE                  1995       1994      1993      1992        1992  June 30, 1991
                                                 ----       ----      ----      ----        ----  -------------
Net asset value, beginning of period. ........   $9.91     $10.14    $10.26     $10.28     $10.13     $10.00
Income from Investment Operations:
  Net investment income ......................   0.542      0.465     0.489      0.190      0.600      0.370
  Net gains in securities
    (both realized and unrealized ............   0.168     (0.230)   (0.073)    (0.010)     0.190      0.070
                                                 -----     ------    ------     ------      -----      -----
  Total from Investment Operations:. .........   0.710      0.235     0.416      0.180      0.790      0.440
                                                 -----     ------    ------     ------      -----      -----
Less Distributions:
  Dividends (from net Investment Income). ....   0.542      0.465     0.536      0.200      0.630      0.310
  Distributions (from Capital Gains) .........   0.000      0.000     0.000      0.000      0.010      0.000
                                                ------      -----     -----      -----      -----      -----

  Total Distributions: .......................   0.542      0.465     0.536      0.200      0.640      0.310
                                                ------      -----     -----      -----      -----      -----
Net Asset Value, End of Period ...............  $10.08     $ 9.91    $10.14     $10.26     $10.28     $10.13
                                                ======     ======    ======     ======     ======     ======

Total Return .................................    7.37%      2.38%     4.73%      1.67%      8.07%     4.39%
Ratios/Supplemental Data
  Net Assets, End of Period (000 omitted) .... $36,246    $35,987   $70,693    $81,327    $70,960   $70,745
  Ratio of expenses to average
    net assets# ..............................    0.32%      0.31%     0.31%      0.30%      0.30%     0.29%
  Ratio of net Investment Income to
    average net assets# ......................    5.41%      4.59%     5.25%      5.66%      6.12%     6.56%
  Ratio of expenses without waivers and
    assumption of expenses to Average
    Net Assets# ..............................    0.90%      0.86%     0.76%      0.66%      0.94%     0.99%
  Ratio of net investment income without
    waivers and assumption of expenses to
    Average Net Assets# ......................    4.83%      4.05%     4.80%      5.30%      5.48%     5.86%
  Portfolio turnover rate ....................      62%        44%       17%         0%        29%        1%



            ------------------------


*     Commencement of operations.
#     Short periods have been annualized.
**    In 1992 the Fund's fiscal year-end was changed from June 30 to October 31.

FUND OBJECTIVE

      Vista Short Term Bond Fund seeks a high level of current income, consistent with preservation of capital. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

INVESTMENT POLICIES

Investment Approach

      The Fund will invest at least 65% of its net assets in bonds which have a remaining maturity of less than three years, and the dollar weighted average maturity of its portfolio will not exceed three years. The Fund normally will invest substantially all of its assets in investment-grade fixed-income securities of all types. Securities with put features will measure their maturity based on the next put date. Investment-grade fixed-income securities are securities rated in the category Baa or higher by Moody's Investors Service, Inc. ("Moody's"), BBB or higher by Standard & Poor's Corporation ("S&P") or the equivalent by another national rating organization, and unrated securities determined by the Fund's advisers to be of equivalent quality.

      In making investment decisions for the Fund, its advisers consider many factors in addition to current yield, including preservation of capital, maturity and yield to maturity. They will adjust the Fund's investments in particular securities or types of securities based upon their appraisal of changing economic conditions and trends. The Fund's advisers may sell one security and purchase another security of comparable quality and maturity to take advantage of what they believe to be short-term differentials in market values or yield disparities.

      Fixed-income securities in the Fund's portfolio may include, in any proportion, bonds, notes, mortgage-backed securities, asset-backed securities, government and government agency obligations, zero coupon securities, convertible securities and money market instruments, as discussed below.

Other Investment Practices

      The Fund may also engage in the following investment practices, when consistent with the Fund's overall objective and policies. These practices, and certain associated risks, are more fully described in the SAI.

      Money Market Instruments. The Fund may invest in cash or high-quality, short-term money market instruments. Such instruments may include U.S. Government securities, commercial paper of domestic and foreign issuers and obligations of domestic and foreign banks. Investments in foreign money market instruments may involve certain risks associated with foreign investment.

      Repurchase Agreements and Forward Commitments. The Fund may enter into agreements to purchase and resell securities at an agreed-upon price and time. These transactions must be fully collateralized at all times. The Fund may purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction.

      Borrowings and Reverse Repurchase Agreements. The Fund may borrow money from banks for temporary or short-term purposes, but will not borrow for leveraging purposes. The Fund may also sell and simultaneously commit to repurchase a portfolio security at an agreed-upon price and time, to avoid selling securities during unfavorable market conditions in order to meet redemptions. Whenever the Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). The Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws.

      Stand-By Commitments. The Fund may enter into put transactions, including transactions sometimes referred to as stand-by commitments, with respect to securities in its portfolio. In these transactions, the Fund would acquire the right to sell a security at an agreed upon price within a specified period prior to its maturity date. These transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction. Acquisition of puts will have the effect of increasing the cost of the securities subject to the put and thereby reducing the yields otherwise available from such securities.

      Zero Coupon Securities, Payment-in-Kind Obligations and Stripped Obligations. The Fund may invest in zero coupon securities issued by governmental and private issuers. Zero coupon securities are debt securities that do not pay regular interest payments, and instead are sold at substantial discounts from their value at maturity. Payment-in-kind obligations are obligations on which the interest is payable in kind. The Fund may also invest in stripped obligations, which are separately traded principal and interest components of an underlying obligation. The value of these instruments tends to fluctuate more in response to changes in interest rates than the value of ordinary interest-paying debt securities with similar maturities. The risk is greater when the period to maturity is longer.

      Variable Rate Securities and Participation Certificates. The Fund may invest in variable rate demand instruments, which are obligations providing for a periodic adjustment in their interest rates and/or permitting their holders to demand payment of principal plus accrued interest within a specified time period. The Fund's investments may also include participation certificates issued by financial institutions. Participation certificates are pro rata interests in securities held by others; certificates of indebtedness or safekeeping are documentary receipts for such original securities held in custody by others. As a result of the variable rate nature of these investments, the Fund's yield may decline and it may forego the opportunity for capital appreciation during periods when interest rates decline; however, during periods when interest rates increase, the Fund's yield may increase and it may have reduced risk of capital depreciation.

      Inverse Floaters and Interest Rate Caps. The Fund may invest in inverse floaters and in bonds with interest rate caps. Inverse floaters are instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index, and their price may be considerably more volatile than a fixed-rate bond. Interest rate caps are financial instruments under which payments occur if an interest rate index exceeds a certain predetermined interest rate level, known as the cap rate, which is tied to a specific index. These financial products will be more volatile in price than bonds which do not include such a structure.

      Mortgage-Related Securities. The Fund may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities. Early repayment of principal on mortgage pass-through securities held by the Fund (due to prepayments of principal on the underlying mortgage loans) may result in a lower rate of return when the Fund reinvests such principal. In addition, if the Fund purchased the securities at a premium, early repayment would cause the value of the premium to be lost. Like other fixed-income securities, when interest rates rise the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

      Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the U.S. Government, or by agencies or instrumentalities of the

U.S. Government (which guarantees are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by nongovernmental issuers may be supported by various forms of insurance or guarantees.

      The Fund may also invest in investment grade Collateralized Mortgage Obligations ("CMOs"), which are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the U.S. Government or its agencies or instrumentalities. CMOs are structured into multiple classes, with each class having a different expected average life or stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired.

      The Fund expects that governmental, government-related or private entities may create other mortgage-related securities in addition to those described above. As new types of mortgage-related securities are developed and offered to investors, the Fund will consider making investments in such securities.

      Asset-Backed Securities. The Fund may invest in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another, such as motor vehicle receivables or credit card receivables.

      Other Investment Companies. The Fund may invest up to 10% of its total assets in shares of other investment companies, subject to applicable regulatory limitations. The Fund is authorized to seek to achieve its objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund.

      Derivatives and Related Instruments. The Fund may invest its assets in derivative and related instruments to hedge various market risks or to increase the Fund's income or gain. Some of these instruments will be subject to asset segregation requirements to cover the Fund's obligations. The Fund may (i) purchase, write and exercise call and put options on securities and securities indexes (including using options in combination with securities, other options or derivative instruments); (ii) enter into swaps, futures contracts and options on futures contracts; (iii) employ forward interest rate contracts; (iv) purchase and sell mortgage-backed and asset-backed securities; and (v) purchase and sell structured products, which are instruments designed to restructure or reflect the characteristics of certain other investments.

      There are a number of risks associated with the use of derivatives and related instruments and no assurance can be given that any strategy will succeed. The value of certain derivatives or related instruments in which the Fund invests may be particularly sensitive to changes in prevailing economic conditions and market value. The ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Fund's advisers to forecast these factors correctly. Incorrect forecasts could expose the Fund to a risk of loss. There can be no guarantee that there will be a correlation between price movements in a hedging instrument and in the portfolio assets being hedged. The Fund is not required to use any hedging strategies. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. Derivatives transactions not involving hedging may have speculative characteristics, involve leverage and result in more risk to the Fund than hedging strategies using the same instruments. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a derivatives position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in derivatives markets. In certain instances, particularly those involving over-the-counter transactions or forward contracts, there is a greater potential that a counterparty or broker may default. In the event of a default, the Fund may experience a loss. For additional information concerning derivatives, related instruments and the associated risks, see the SAI.

Limiting Investment Risks

      Specific investment restrictions help the Fund limit investment risks for its shareholders. These restrictions prohibit the Fund from: (a) with respect to 75% of its assets, holding more than 10% of the voting securities of any issuer or investing more than 5% of its net assets in the securities of any one issuer (other than government obligations); (b) investing more than 15% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees); or (c) investing more than 25% of its total assets in any one industry. A complete description of these and other investment policies is included in the SAI. Except for the Fund's investment objective, restriction (c) above and investment policies designated as fundamental in the SAI, the Fund's investment policies are not fundamental. The Trustees may change any non-fundamental investment policy without shareholder approval.

Risk Factors

      The Fund does not constitute a balanced or complete investment program, and the net asset value of the shares of the Fund can be expected to fluctuate based on the value of the securities in the Fund's portfolio. The Fund is subject to the general risks and considerations associated with the types of investments it may make, as described above, as well as the risks discussed herein.

      The performance of the Fund depends in part on interest rate changes. As interest rates increase, the value of the fixed income securities held by the Fund tends to decrease. This effect will be more pronounced with respect to investments by the Fund in mortgage-related securities, the value of which are more sensitive to interest rate changes. Although the Fund invests at least 65% of its assets in bonds which have a [remaining] maturity of less than three years, to the extent the Fund invests in securities with longer maturities, the volatility of the Fund in response to changes in interest rates can be expected to be greater than if the Fund had invested in comparable securities with shorter maturities. The performance of the Fund will also depend on the quality of its investments. While U.S. Government securities generally are of high quality, government securities that are not backed by the full faith and credit of the U.S. Treasury may be affected by changes in the creditworthiness of the agency that issued them and the non-U.S. Government securities held by the Fund, while of investment-grade quality, may be of lesser credit quality. Securities rated in the category Baa by Moody's or BBB by S&P lack certain investment characteristics and may have speculative characteristics.

      For a discussion of certain other risks associated with the Fund's additional investment activities, see "Other Investment Practices" above.

MANAGEMENT

The Fund's Advisers

      The Chase Manhattan Bank ("Chase") acts as investment adviser to the Fund pursuant to an Investment Advisory Agreement and has overall responsibility for investment decisions of the Fund, subject to the oversight of the Board of Trustees. Chase is a wholly-owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase and its predecessors have over 100 years of money management experience. For its investment advisory services to the Fund, Chase is entitled to receive an annual fee computed daily and paid monthly based at an annual rate equal to 0.25% of the Fund's average daily net assets. Chase is located at 270 Park Avenue, New York, New York 10017.

      Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to the Fund pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly-owned operating subsidiary of the Adviser. CAM makes investment decisions for the Fund on a day-to-day basis. For these services, CAM receives a fee, payable by Chase from its advisory fee, in a mutually agreed amount. CAM was recently formed for the purpose of providing discretionary investment advisory services to institutional clients and to consolidate Chase's investment management function. The same individuals who serve as portfolio managers for Chase also serve as portfolio managers for CAM. CAM is located at 1211 Avenue of the Americas, New York, New York 10036.

      Portfolio Manager. Linda Struble, the manager of Chase's fixed income trading unit, is responsible for day-to-day management of the Fund's portfolio. Ms. Struble has managed the Fund's portfolio since its inception on November 30, 1990 and has been with Chase since 1968 performing various investment services, including managing individual accounts.

HOW TO PURCHASE, REDEEM AND EXCHANGE SHARES

How to Purchase Shares

      Institutional Shares may be purchased through selected financial service firms, such as broker-dealer firms and banks ("Dealers") who have entered into a selected dealer agreement with the Fund's distributor on each business day during which the New York Stock Exchange is open for trading ("Fund Business Day"). Qualified investors are defined as institutions, trusts, partnerships, corporations, qualified and other retirement plans and fiduciary accounts opened by a bank, trust company or thrift institution which exercise investment authority over such accounts. The Fund reserves the right to reject any purchase order or cease offering shares for purchase at any time.

      Institutional Shares are sold at their public offering price, which is their next determined net asset value. Orders received by Dealers prior to the New York Stock Exchange closing time are confirmed at that day's offering price, provided the order is received by the Vista Service Center prior to its close of business. Dealers are responsible for forwarding orders for the purchase of shares on a timely basis. Fund shares normally will be maintained in book entry form and share certificates will be issued only upon request. Management reserves the right to refuse to sell shares of the Fund to any institution.

      Federal regulations require that each investor provide a certified Taxpayer Identification Number upon opening an account.

Minimum Investments

      The Fund has established a minimum initial investment amount of $1,000,000 for the purchase of Institutional Shares. There is no minimum for subsequent investments. Purchases of Institutional Shares offered by other non-money market Vista funds may be aggregated with purchases of Institutional Shares of the Fund to meet the $1,000,000 minimum initial investment amount requirement.

How to Redeem Shares

      You may redeem all or any portion of the shares in your account at any time at the net asset value next determined after a redemption request in proper form is furnished by you to your Dealer and transmitted to and received by the Vista Service Center. A wire redemption may be requested by telephone or wire to the Vista Service Center. For telephone redemptions, call the Vista Service Center at 1-800-622-4273.

      In making redemption requests, the names of the registered shareholders on your account and your account number must be supplied, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the Fund receives your request in proper form. In order to receive that day's net asset value, the Vista Service Center must receive your request before the close of regular trading on the New York Stock Exchange.

      The Fund generally sends you payment for your shares by wire in federal funds on the business day after your request is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

      You may use Vista's Telephone Redemption Privilege to redeem shares valued up to $1,000,000 from your account unless you have notified the Vista Service Center of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, the Fund will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide the Fund with his of her account registration and address as it appears on the Fund's records.

      The Vista Service Center will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult the Vista Service Center.

      During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Vista Service Center by telephone. In this event, you may wish to submit a written redemption request or contact your Dealer. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

      Selling shares through your Dealer. Your Dealer must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your Dealer will be responsible for furnishing all necessary documentation to the Vista Service Center, and may charge you for its services.

      Redemption of accounts of less than $1,000,000. The Fund may involuntarily redeem your shares if at such time the aggregate net asset value of the shares in your account is less than $1,000,000. In the event of any such redemption, you will receive at least 60 days notice prior to the redemption.

How to Exchange Your Shares

      You can exchange your shares for Institutional Shares of certain other Vista funds at net asset value beginning 15 days after purchase. Not all Vista funds offer Institutional Shares. The prospectus of the other Vista fund into which shares are being exchanged should be read carefully prior to any exchange and retained for future reference.

      To exchange your shares, simply complete an Exchange Authorization Form and send it to the Vista Service Center. The form is available from the Vista Service Center. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. The Vista Service Center's procedures for telephone transactions are described under "How to Sell Shares." The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding. Ask your investment representative or the Vista Service Center for prospectuses of other Vista funds. Shares of certain Vista funds are not available to residents of all states.

      The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Vista management or the Trustees believe doing so would be in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. In addition, any shareholder who makes more than ten exchanges of shares involving a Fund in a year or three in a calendar quarter will be charged a $5.00 administration fee for each such exchange. Shareholders would be notified of any such action to the extent required by law. Consult the Vista Service Center before requesting an exchange. The exchange privilege is subject to change or termination. See the SAI to find out more about the exchange privilege.

HOW THE FUND VALUES ITS SHARES

      The net asset value of each class of the Fund's shares is determined once daily based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time, however, options are priced at 4:15 p.m.), on each business day of the Fund, by dividing the net assets of the Fund attributable to that class by the total number of outstanding shares of that class. Values of assets held by the Fund are determined on the basis of their market or other fair value, as described in the SAI.

HOW DISTRIBUTIONS ARE MADE; TAX INFORMATION

      The Fund declares dividends daily and distributes any net investment income at least monthly. The Fund distributes any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryover.

      You can choose from three distribution options: (1) reinvest all distributions in additional Fund shares; (2) receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares; or (3) receive all distributions in cash. You can change your distribution option by notifying the Vista Service Center in writing. If you do not select an option when you open your account, all distributions will be reinvested. All distributions not paid in cash will be reinvested in shares of the class on which the distributions are paid. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the quarter in which the reinvestment occurs.

      If a check representing Fund distribution is not cashed within a specified period, the Vista Service Center will notify you that you have the option of requesting another check or reinvesting the distribution in the Fund or in another Vista fund. If the Vista Service Center does not receive your election, the distribution will be reinvested in the Fund. Similarly, if correspondence sent by the Fund or the Vista Service Center is returned as "undeliverable," distributions will automatically be reinvested in the Fund.

      The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Fund intends to distribute substantially all of its ordinary income and capital gain net income on a current basis. If the Fund does not qualify as a regulated investment company for any taxable year or does not make such distributions, the Fund will be subject to tax on all of its income and gains.

      All Fund distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

      A portion of the ordinary income dividends paid by the Fund may qualify for the 70% dividends-received deduction for corporate shareholders.

      Investors should be careful to consider the tax implications of purchasing shares just prior to the next distribution date. Those investors purchasing shares just prior to a distribution will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of such purchase reflected the amount of such distribution.

      Early in each calendar year the Fund will notify you of the amount and tax status of distributions paid to you by the Fund for the preceding year.

      The foregoing is a summary of certain federal income tax consequences of investing in the Fund. You should consult your tax adviser to determine the precise effect of an investment in the Fund on your particular tax situation (including possible liability for state and local taxes and, for foreign shareholders, U.S. withholding taxes).

OTHER INFORMATION CONCERNING THE FUND

                         Shareholder Servicing Agents

      The Trust has entered into shareholder servicing agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers who beneficially own Institutional shares of the Fund. These services include assisting with purchase and redemption transactions, maintaining shareholder accounts and records, furnishing customer statements, transmitting shareholder reports and communications to customers and other similar shareholder liaison services. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of Institutional shares of the Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship. Shareholder servicing agents may subcontract with other parties for the provision of shareholder support services.

      Shareholder servicing agents may offer additional services to their customers, including specialized procedures for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption plans. Each shareholder servicing agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain shareholder servicing agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees an amount not exceeding such other fees or the fees for their services as shareholder servicing agents.

                                 Administrator

      Chase acts as administrator of the Fund and is entitled to receive a fee computed daily and paid monthly at an annual rate equal to 0.10% of the Fund's average daily net assets.

                       Sub-Administrator and Distributor

      Vista Broker-Dealer Services, Inc. ("VBDS") acts as the Fund's sub-administrator and distributor. VBDS is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. For the sub-administrative services it performs, VBDS is entitled to receive a fee from the Fund at an annual rate equal to 0.05% of the Fund's average daily net assets. VBDS has agreed to use a portion of this fee to pay for certain expenses incurred in connection with organizing new series of the Trust and certain other ongoing expenses of the Trust. VBDS is located at 125 West 55th Street, New York, New York 10019.

                                   Custodian

      Chase acts as custodian and fund accountant for the Fund and receives compensation under an agreement with the Trust. Fund securities and cash may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees.

                                   Expenses

      The Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees: registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Fund's custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Fund. Shareholder servicing and distribution fees are allocated to specific classes of the Fund. In addition, the Fund may allocate transfer agency and certain other expenses by class. Service providers to the Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

                    Organization and Description of Shares

      The Fund is a portfolio of Mutual Fund Group, an open-end management investment company organized as a Massachusetts business trust in 1987 (the "Trust"). The Trust has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each class of the Fund generally vote together except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

      The Fund issues multiple classes of shares. This Prospectus relates only to Institutional Shares of the Fund, one class of shares offered by the Fund. Institutional Shares may be purchased only by qualified investors that make an initial investment of $1,000,000 or more. "Qualified investors" are defined as institutions, trusts, partnerships, corporations, qualified and other retirement plans and fiduciary accounts opened by a bank, trust company or thrift institution which exercises investment authority over such accounts. The Fund offers other classes of shares in addition to these classes. The categories of investors that are eligible to purchase shares may differ for each class of Fund shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which will affect the relative performance of the different classes. Investors may call 1-800-622-4273 to obtain additional information about other classes of shares of the Fund that are offered. Any person entitled to receive compensation for selling or servicing shares of the Fund may receive different levels of compensation with respect to one class of shares over another.

      The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. The Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust.

      Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

                          Certain Regulatory Matters

      Banking laws, including the Glass-Steagall Act as currently interpreted, prohibit bank holding companies and their affiliates from sponsoring, organizing, controlling, or distributing shares of, mutual funds, and generally prohibit banks from issuing, underwriting, selling or distributing securities. These laws do not prohibit banks or their affiliates from acting as investment adviser, administrator or custodian to mutual funds or from purchasing mutual fund shares as agent for a customer. Chase and the Trust believe that Chase (including its affiliates) may perform the services to be performed by it as described in this Prospectus without violating such laws. If future changes in these laws or interpretations required Chase to alter or discontinue any of these services, it is expected that the Board of Trustees would recommend alternative arrangements and that investors would not suffer adverse financial consequences. State securities laws may differ from the interpretations of banking law described above and banks may be required to register as dealers pursuant to state law.

      Chase and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of the Fund, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Chase and its affiliates deal, trade and invest for their own accounts in U.S. Government obligations, municipal obligations and commercial paper and are among the leading dealers of various types of U.S. Government obligations and municipal obligations. Chase and its affiliates may sell U.S. Government obligations and municipal obligations to, and purchase them from, other investment companies sponsored by the Fund's distributor or affiliates of the distributor. Chase will not invest the Fund's assets in any U.S. Government obligations, municipal obligations or commercial paper purchased from itself or any affiliate, although under certain circumstances such securities may be purchased from other members of an underwriting syndicate in which Chase or an affiliate is a non-principal member. This restriction may limit the amount or type of U.S. Government obligations, municipal obligations or commercial paper available to be purchased by the Fund. Chase has informed the Fund that in making its investment decisions, it does not obtain or use material inside information in the possession of any other division or department of Chase, including the division that performs services for the Fund as custodian, or in the possession of any affiliate of Chase. Shareholders of the Fund should be aware that, subject to applicable legal or regulatory restrictions, Chase and its affiliates may exchange among themselves certain information about the shareholder and his account. Transactions with affiliated broker-dealers will only be executed on an agency basis in accordance with applicable federal regulations.

PERFORMANCE INFORMATION

      The Fund's investment performance may from time to time be included in advertisements about the Fund. Performance is calculated separately for each class of shares. "Yield" for each class of shares is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share of such class on the last day of that period.

      "Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the public offering price. Total return may also be presented for other periods.

      All performance data is based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, the Fund's operating expenses and which class of shares you purchase.

Investment performance also often reflects the risks associated with the Fund's investment objectives and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. Quotation of investment performance for any period when a fee waiver or expense limitation was in effect will be greater than if the waiver or limitation had not been in effect. The Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services. See the SAI.

VISTA FAMILY OF FUNDS

Vista Service Center
P.O. Box 419392
Kansas City, MO 64141-6392

Transfer Agent
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105

Legal Counsel
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

                                   PROSPECTUS

                       VISTA[SM] GLOBAL FIXED INCOME FUND
                             Class A and B Shares

                                  May 6, 1996

      Investment Strategy:  Total Return

      This Prospectus explains concisely what you should know before investing. Please read it carefully and keep it for future reference. You can find more detailed information about the Fund in its May 6, 1996 Statement of Additional Information, as amended periodically (the "SAI"). For a free copy of the SAI, call the Vista Service Center at 1-800-34-VISTA. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

      The Fund, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks its investment objective by investing all of its investable assets in Global Fixed Income Portfolio (the "Portfolio"), an open-end management investment company with investment objectives identical to those of the Fund. Investors should carefully consider this investment approach. For additional information regarding this unique investment structure, see "Unique Characteristics of Master/Feeder Fund Investment Structure" on page 21.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      INVESTMENTS IN THE FUND ARE SUBJECT TO RISK--INCLUDING POSSIBLE LOSS OF PRINCIPAL--AND WILL FLUCTUATE IN VALUE. SHARES OF THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS


Expense Summary
The expenses you might pay on your Fund investment, including examples

Financial Highlights
How the Fund has performed...........................................

Fund Objective.......................................................

Investment Policies
The kinds of securities in which the Fund invests,
investment policies and techniques, and risks........................

Management
Chase Manhattan Bank, the Fund's adviser; Chase Asset Management, the Fund's sub-adviser, and the individuals who manage the Fund......

About Your Investment
Alternative sales arrangements.......................................

How to Buy, Sell and Exchange Shares.................................

How the Fund Values its Shares.......................................

How Distributions are Made; Tax Information
How the Fund distributes its earnings, and
tax treatment related to those earnings..............................

Other Information Concerning the Fund
Distribution plans, shareholder servicing agents, administration, custodian, expenses, organization and regulatory matters.............

Performance Information
How performance is determined, stated and/or advertised..............

Make the Most of Your Vista Privileges...............................

EXPENSE SUMMARY

      Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs from investing in the Fund based on expenses incurred in the most recent fiscal year. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


                                                        Class A         Class B
Shareholder Transaction Expenses                         Shares          Shares

Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price)...................    4.50%            None

Maximum Deferred Sales Charge
(as a percentage of the lower of original
purchase price or redemption proceeds)(*)............     None             5.00%

Annual Fund Operating Expenses
(as a percentage of average net assets)

Investment Advisory Fee (after estimated waiver) (**)     0.00%            0.00%

12b-1 Fee(***).......................................     0.25%            0.75%

Shareholder Servicing Fee (after estimated waiver
where indicated) ....................................     0.11%(**)        0.25%

Other Expenses (after estimated waiver and
   reimbursement)(**) ...............................     1.50%            1.50%
                                                          -----            -----
Total Fund Operating Expenses (after waiver of fees and
   expense reimbursement) (**).......................     1.86%            2.50%
                                                          =====            =====

Examples

      Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                    1 Year      3 Years     5 Years     10 Years
                                    ------      -------     -------     --------

Class A Shares(+)................   $63        $100         $137        $236

Class B Shares:
  Assuming complete
  redemption at the
  end of the
  period(++)(+++)................   $77        $110         $156        $261

  Assuming no
  redemptions (+++)..............   $25         $78         $133        $261

-----------------------

* The maximum deferred sales charge on Class B shares applies to redemptions during the first year after purchase; the charge generally declines by 1% annually thereafter (except in the fourth year), reaching zero after six years. See "How to Buy, Sell and Exchange Shares."
** Reflects current fee waiver and expense reimbursement arrangements to maintain Total Fund Operating Expenses at the levels indicated in the table above. Absent such arrangements, the Investment Advisory Fee and Other Expenses would be 0.75% and 3.65%, respectively, for Class A and Class B shares, the Shareholder Servicing Fee would be 0.25% for Class A shares, and Total Fund Operating Expenses would be 4.90% and 5.40% for Class A and Class B shares, respectively.
*** Long-term shareholders in mutual funds with 12b-1 fees, such as Class A and
    Class B shareholders of the Fund, may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.
+   Assumes deduction at the time of purchase of the maximum sales charge.
++ Assumes deduction at the time of redemption of the maximum applicable deferred sales charge.
+++ Ten-year figures assume conversion of Class B shares to Class A shares eight years after purchase. See "How to Buy, Sell and Exchange Shares."

      The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. The examples should not be considered representations of past or future expenses or returns; actual expenses and returns may be greater or less than shown.

      Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund. The Fund understands that Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts. See "Other Information Concerning the Fund."

FINANCIAL HIGHLIGHTS

      The table set forth below provides selected per share data and ratios for both Class A and Class B shares for each of the periods shown. This information is supplemented by and should be read in conjunction with financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended October 31, 1995, which is incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the financial information set forth in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is also included in the annual report to shareholders. Shareholders can obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent.

                         VISTA GLOBAL FIXED INCOME FUND

                                                    Year Ended                  12/31/92+     Year Ended
                                                     10/31/95                   through        10/31/95     11/4/93++
                                                    ----------     10/31/94     10/31/93      ----------     through
                                                     Class A        Class A      Class A        Class B     10/31/94
                                                     Shares         Shares       Shares         Shares       Shares
PER SHARE OPERATING PERFORMANCE
   Net asset value, beginning of period ...........   $10.21       $ 10.52       $10.00         $10.20      $ 10.48
                                                      ------       -------       ------         ------      -------

Income from investment operations:
   Net investment income (loss)* ..................    0.353         0.464        0.300          0.298       (0.339)
   Net realized and unrealized gain on investments     0.610        (0.495)       0.550          0.590       (0.382)
                                                      ------       -------       ------         ------      -------
      Total from Investment Operations ............    0.963        (0.031)       0.850          0.888       (0.043)
                                                      ------       -------       ------         ------      -------

Less distributions:
   From net investment income .....................    0.523        (0.279)       0.300          0.463        0.237
   From paid in capital ...........................    0.000         0.000        0.030          0.000        0.000
                                                      ------       -------       ------         ------      -------
      Total Distributions .........................    0.523         0.279        0.330          0.463        0.237
                                                      ------       -------       ------         ------      -------
   Net asset value, end of period .................   $10.65       $ 10.21       $10.52         $10.63 $      10.20
                                                      ======       =======       ======         ======      =======
   Total return (1)* ..............................     9.54%        (0.66%)      10.42%          8.82%       (0.51%)
                                                      ======       =======       ======         ======      =======

RATIOS/SUPPLEMENTAL DATA**
   Net assets, end of period (in 000's) ...........   $1,515       $ 1,365       $2,361         $  409      $   282

   Ratio of Expenses to Average Net Assets* .......     1.86%         1.86%        1.88%          2.50%        2.50%
   Ratio of Net Investment Income to Average Net
     Assets* ......................................     4.58%         3.83%        3.29%          3.92%        3.79%
   Ratio with expenses without waivers and
     assumption of expenses to Average Net Assets*#     2.86%         2.86%        2.86%          3.36%        3.36%
   Ratio of net investment income without waivers
     and assumption of expenses to Average Net
     Assets* ......................................     3.58%         2.83%        (.09%)         3.06%        2.93%


--------------------
+   Commencement of operations.
++  Commencement of offering of shares.
**  Includes the Fund's share of Portfolio income and expenses, as appropriate.
*   Annualized.
(1) Total return figures do not include the effect of any front-end sales load. # Not to exceed the maximum statutory expense.

FUND OBJECTIVE

    Vista Global Fixed Income Fund seeks a high total return through current income and capital appreciation. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

INVESTMENT POLICIES

Investment Approach

    The Fund seeks to achieve its objective by investing all of its investable assets in the Portfolio. The Portfolio invests primarily in investment grade fixed income securities of U.S. and foreign issuers and engages in foreign currency and interest rate transactions to enhance returns and hedge its portfolio. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in investment grade fixed income securities, and will be invested in at least three countries. Although the Portfolio primarily invests in investment grade fixed income securities, up to 25% of its total assets may be invested in high yield, high risk non-investment grade debt securities primarily issued by issuers based in developing countries.

    The Portfolio's advisers will allocate the Portfolio's investments among securities denominated in the U.S. dollar and currencies of foreign countries. The advisers may adjust the Portfolio's exposure to each currency based on their perception of the most favorable markets and issuers. The percentage of the Portfolio's assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with the advisers' assessment of the relative yield and appreciation potential of such securities and the current and anticipated relationship of a country's currency to the U.S. dollar. Fundamental economic strength, earnings growth, quality of management, industry growth, credit quality and interest rate trends are some of the principal factors which may be considered by the Portfolio's advisers in determining whether to increase or decrease the emphasis placed upon a particular type of security, industry sector, country or currency within the Portfolio's investment portfolio. In selecting countries and currencies for investment, the advisers will also consider factors such as interest and inflation rates, monetary and fiscal policies, taxation and political climate. Securities purchased by the Portfolio may be denominated in a currency other than that of the country in which the issuer is domiciled.

    The Portfolio intends to invest in fixed income securities of issuers located in the U.S., Australia, Austria, the United Kingdom, Canada, France, Germany, Holland, Japan, New Zealand, Spain, Sweden and Switzerland, and such other countries as the Portfolio's advisers may determine from time to time. Investments may also be made in issuers in developing countries. The Portfolio will not invest more than 25% of its net assets in debt securities of issuers located in a single country or denominated in a single currency, other than issuers located in or debt securities denominated in the currencies of the U.S., Canada, France, Germany, Japan or the United Kingdom. The Portfolio will not invest more than 25% of its net assets in debt securities issued by a single foreign government or supranational organization.

    There is no restriction on the maturity of the Portfolio's portfolio or any individual portfolio security. The Portfolio's advisers may adjust the average maturity of the Portfolio's portfolio based upon their assessment of the relative yields available on securities of different maturities and their expectations of future changes in interest rates.

    The Portfolio is classified as a "non-diversified" fund under federal securities law. The Portfolio's assets may be more concentrated in the securities of any single issuer or group of issuers than if the Portfolio were diversified.

    The Portfolio may invest any portion of its assets not invested as described above in high quality money market instruments and repurchase agreements. For temporary defensive purposes, the Portfolio may invest without limitation in these instruments. To the extent that the Portfolio departs from its investment policies during temporary defensive periods, the Fund's investment objective may not be achieved.

Fund Structure

     The Portfolio has an objective identical to that of the Fund. The Fund may withdraw its investment from the Portfolio at any time if the Trustees determine that it is in the best interest of the Fund to do so. Upon any such withdrawal, the Trustees would consider what action might be taken, including investing all of the Fund's investable assets in another pooled investment entity having substantially the same objective and policies as the Fund or retaining an investment adviser to manage the Fund's assets directly.


Other Investment Practices

    The Portfolio may also engage in the following investment practices, when consistent with the Portfolio's overall objective and policies. These practices, and certain associated risks, are more fully described in the SAI.

    Interest Rate and Currency Transactions. The Portfolio will actively employ currency and interest rate management techniques, including transactions in options (including yield curve options), futures, options on futures, forward foreign currency exchange contracts, currency options and futures and currency and interest rate swaps. The aggregate amount of the Portfolio's net currency exposure will not exceed the total net asset value of its portfolio. However, to the extent that the Portfolio is fully invested in fixed income securities while also maintaining currency positions, it may be exposed to greater combined risk.

    The Portfolio will only enter into interest rate and currency swaps on a net basis, i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Interest rate and currency swaps do not involve the delivery of securities, the underlying currency, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate and currency swaps is limited to the net amount of interest or currency payments that the Portfolio is contractually obligated to make. If the other party to an interest rate or currency swap defaults, the Portfolio's risk of loss consists of the net amount of interest or currency payments that the Portfolio is contractually entitled to receive. Since interest rate and currency swaps are individually negotiated, the Portfolio expects to achieve an acceptable degree of correlation between its portfolio investments and its interest rate or currency swap positions.

    The Portfolio may hold foreign currency received in connection with investments in foreign securities when it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

    The Portfolio may purchase or sell without limitation forward foreign currency exchange contracts when the Portfolio's advisers anticipate that the foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held by the Portfolio. In addition, the Portfolio may enter into forward foreign currency exchange contracts in order to protect against adverse changes in future foreign currency exchange rates. The Portfolio may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if the advisers believe that there is a pattern of correlation between the two currencies.

    The Portfolio may enter into interest rate and currency swaps to the maximum allowed limits under applicable law. The Portfolio will typically use interest rate swaps to shorten the effective duration of its portfolio. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange of their respective commitments to make or receive payments in specified currencies.

    Investment Grade Debt Securities. Investment grade debt securities are securities rated in the category BBB or higher by Standard & Poor's Corporation ("S&P"), Baa or higher by Moody's Investors Services, Inc. ("Moody's") or the equivalent by another national rating organization, or, if unrated, determined by the advisers to be of equivalent quality.

    High Yield, High Risk Debt Securities. The Portfolio may invest up to 25% of its total assets in high yield, high risk non-investment grade debt securities primarily issued by issuers based in developing countries. The Portfolio will not invest in securities rated, at the time of purchase, lower than BB by S&P or Ba by Moody's or determined by the advisers to be of equivalent quality. Securities rated BB by S&P or Ba by Moody's have speculative elements and uncertainties or major risk exposures to adverse conditions. The Portfolio will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although the advisers will monitor the investment to determine whether continued investment in the security will assist in meeting the Portfolio's investment objective.

    Money Market Instruments. The Portfolio may invest in cash or high-quality, short-term money market instruments. Such instruments may include U.S. Government securities, commercial paper of domestic and foreign issuers and obligations of domestic and foreign banks. Investments in foreign money market instruments may involve certain risks associated with foreign investment.

    Supranational ECU and Multicurrency Obligations. The Portfolio may invest in securities issued by supranational organizations, which include organizations such as The World Bank, the European Community, the European Coal and Steel Community and the Asian Development Bank. The Portfolio may also invest in securities denominated in the ECU, which is a "basket" consisting of specified amounts of the currencies of certain member states of the European Community. These securities are typically issued by European governments and supranational organizations. In addition, the Portfolio may invest in securities denominated in other currency "baskets." Currency "baskets" in which the Portfolio invests will be of comparable quality to other debt securities purchased by the Portfolio as determined by its advisers.

    Indexed Investments. The Portfolio may invest in instruments which are indexed to certain specific foreign currency exchange rates. The terms of such instruments may provide that their principal amounts or just their coupon interest rates are adjusted upwards or downwards (but not below zero) at maturity or on established coupon payment dates to reflect changes in the exchange rate between two or more currencies while the obligation is outstanding. Such indexed investments entail the risk of loss of principal and/or interest payments from currency movements in addition to principal risk, but offer the potential for realizing gains as a result of changes in foreign currency exchange rates.

    Inverse Floaters and Interest Rate Caps. The Portfolio may invest in inverse floaters and in bonds with interest rate caps. Inverse floaters are instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index, and their price may be considerably more volatile than a fixed-rate bond. Interest rate caps are financial instruments under which payments occur if an interest rate index exceeds a certain predetermined interest rate level, known as the cap rate, which is tied to a specific index. These financial products will be more volatile in price than bonds which do not include such a structure.

    Repurchase Agreements and Forward Commitments. The Portfolio may enter into agreements to purchase and resell securities at an agreed-upon price and time. These transactions must be fully collateralized at all times. The Portfolio may purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk to the Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral or completing the transaction.

    Borrowings and Reverse Repurchase Agreements. The Portfolio may borrow money from banks for temporary or short-term purposes, but will not borrow for leveraging purposes. The Portfolio may also sell and simultaneously commit to repurchase a portfolio security at an agreed-upon price and time, to avoid selling securities during unfavorable market conditions in order to meet redemptions. Whenever the Portfolio enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). The Portfolio would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws.

    Stand-By Commitments. The Portfolio may enter into put transactions, including transactions sometimes referred to as stand-by commitments, with respect to securities in its portfolio. In these transactions, the Portfolio would acquire the right to sell a security at an agreed upon price within a specified period prior to its maturity date. These transactions involve some risk to the Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral or completing the transaction. Acquisition of puts will have the effect of increasing the cost of the securities subject to the put and thereby reducing the yields otherwise available from such securities.

    Zero Coupon Securities, Payment-in-Kind Obligations and Stripped Obligations. The Portfolio may invest in zero coupon securities issued by governmental and private issuers. Zero coupon securities are debt securities that do not pay regular interest payments, and instead are sold at substantial discounts from their value at maturity. Payment-in-kind obligations are obligations on which the interest is payable in kind. The Portfolio may also invest in stripped obligations, which are separately traded principal and interest components of an underlying obligation. The value of these instruments tends to fluctuate more in response to changes in interest rates than the value of ordinary interest-paying debt securities with similar maturities. The risk is greater when the period to maturity is longer.

    Variable Rate Securities and Participation Certificates. The Portfolio may invest in variable rate demand instruments, which are obligations providing for a periodic adjustment in their interest rates and/or permitting their holders to demand payment of principal plus accrued interest within a specified time period. The Portfolio's investments may also include participation certificates issued by financial institutions. Participation certificates are pro rata interests in securities held by others; certificates of indebtedness or safekeeping are documentary receipts for such original securities held in custody by others. As a result of the variable rate nature of these investments, the Portfolio's yield may decline and it may forego the opportunity for capital appreciation during periods when interest rates decline; however, during periods when interest rates increase, the Portfolio's yield may increase and it may have reduced risk of capital depreciation.

    Mortgage-Related Securities. The Portfolio may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities. Early repayment of principal on mortgage pass-through securities held by the Portfolio (due to prepayments of principal on the underlying mortgage loans) may result in a lower rate of return when the Portfolio reinvests such principal. In addition, if the Portfolio purchased the securities at a premium, early repayment would cause the value of the premium to be lost. Like other fixed-income securities, when interest rates rise the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

    Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the U.S. Government, or by agencies or instrumentalities of the U.S. Government (which guarantees are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by nongovernmental issuers may be supported by various forms of insurance or guarantees.

    The Portfolio may also invest in investment grade Collateralized Mortgage Obligations ("CMOs"), which are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the U.S. Government or its agencies or instrumentalities. CMOs are structured into multiple classes, with each class having a different expected average life or stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired.

    The Portfolio expects that governmental, government-related or private entities may create other mortgage-related securities in addition to those described above. As new types of mortgage-related securities are developed and offered to investors, the Portfolio will consider making investments in such securities.

    Asset-Backed Securities. The Portfolio may invest in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another, such as motor vehicle receivables or credit card receivables.

      Other Investment Companies. The Portfolio may invest up to 10% of its total assets in shares of other investment companies, subject to applicable regulatory limitations.

    Derivatives and Related Instruments. The Portfolio may invest its assets in derivative and related instruments to hedge various market risks or to increase the Portfolio's income or gain. Some of these instruments will be subject to asset segregation requirements to cover the Portfolio's obligations. The Portfolio may (i) purchase, write and exercise call and put options on securities and securities indexes (including using options in combination with securities, other options or derivative instruments); (ii) enter into swaps, futures contracts and options on futures contracts; (iii) employ forward currency and interest rate contracts; (iv) purchase and sell mortgage-backed and asset-backed securities; and (v) purchase and sell structured products, which are instruments designed to restructure or reflect the characteristics of certain other investments.

    There are a number of risks associated with the use of derivatives and related instruments and no assurance can be given that any strategy will succeed. The value of certain derivatives or related instruments in which the Portfolio invests may be particularly sensitive to changes in prevailing economic conditions and market value. The ability of the Portfolio to successfully utilize these instruments may depend in part upon the ability of the Portfolio's advisers to forecast these factors correctly. Inaccurate forecasts could expose the Portfolio to a risk of loss. There can be no guarantee that there will be a correlation between price movements in a hedging instrument and in the portfolio assets being hedged. The Portfolio is not required to use any hedging strategies. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. Derivatives transactions not involving hedging may have speculative characteristics, involve leverage and result in more risk to the Portfolio than hedging strategies using the same instruments. There can be no assurance that a liquid market will exist at a time when the Portfolio seeks to close out a derivatives position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in derivatives markets. In certain instances, particularly those involving over-the-counter transactions or forward contracts, there is a greater potential that a counterparty or broker may default. In the event of a default, the Portfolio may experience a loss. For additional information concerning derivatives, related instruments and the associated risks, see the SAI.

Limiting Investment Risks

    Specific investment restrictions help the Portfolio limit investment risks for the Fund's shareholders. These restrictions prohibit the Portfolio from: (a) with respect to 50% of its assets, holding more than 10% of the voting securities of any issuer; (b) investing more than 15% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees); or (c) investing more than 25% of its total assets in any one industry. A complete description of these and other investment policies is included in the SAI. Except for the Fund's investment objective, restriction (c) above and investment policies designated as fundamental in the SAI, the investment policies of the Portfolio and the Fund are not fundamental. Shareholder approval is not required to change any non-fundamental investment policy. However, in the event of a change in the Portfolio's investment objective, shareholders will be given at least 30 days prior written notice and the Board of Trustees will consider what action may be appropriate.

Risk Factors

    The net asset value of the shares of the Fund can be expected to fluctuate based on the value of the securities held by the Portfolio. The Portfolio is aggressively managed and, as it invests in both U.S. and foreign fixed income securities, the value of the Fund's shares is subject to greater fluctuation and an investment in its shares involves a higher degree of risk than an investment in a fund investing entirely in U.S. investment grade fixed income securities. An investment in the Fund should not be considered a complete investment program and may not be appropriate for all investors.

    The performance of the Portfolio depends in part on interest rate changes. As interest rates increase, the value of the fixed income securities held by the Portfolio tends to decrease. This effect will be more pronounced with respect to investments by the Portfolio in mortgage-related securities, the value of which are more sensitive to interest rate changes. There is no restriction on the maturity of the Portfolio's portfolio or any individual portfolio security, and to the extent the Portfolio invests in securities with longer maturities, the volatility of the Portfolio in response to changes in interest rates can be expected to be greater than if the Portfolio had invested in comparable securities with shorter maturities.

    Since foreign securities are normally denominated and traded in foreign currencies, the values of the Portfolio's foreign investments may be affected favorably or unfavorably by currency exchange rates and exchange control regulations. There may be less information publicly available about foreign companies than U.S. companies, and they are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. The securities of foreign companies may be less liquid and more volatile than the securities of comparable U.S. companies. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Portfolio's assets held abroad) and expenses. It is possible that nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments could affect the value of the Portfolio's investments in certain foreign countries. Foreign laws may restrict the ability to invest in certain issuers or countries and special tax considerations will apply to foreign securities.

    Investments in securities of issuers based in developing countries entails certain additional risks, including greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability. The small size of markets for securities of issuers based in such countries and the low or non-existent volume of trading may result in a lack of liquidity and in price volatility. Certain national policies may restrict the investment opportunities, including restrictions on investing in issuers or industries deemed sensitive to relevant national interests. There may be an absence of developed legal structures governing private or foreign investment and private property.

    The Portfolio may invest in both higher-rated and lower-rated fixed-income securities. The values of lower- rated securities generally fluctuate more than those of higher-rated securities. In addition, the lower rating reflects a greater possibility that the financial condition of the issuer, adverse changes in economic conditions, or both may impair the ability of an issuer to make payments of income and principal. Securities rated BB by S&P or Ba by Moody's have speculative elements and uncertainties or major risk exposures to adverse conditions. The rating services' descriptions of securities in the various rating categories, including the speculative characteristics of securities in the lower rating categories, are set forth in the SAI. Investors should carefully consider their ability to assume the risks of owning shares of the Fund in light of the Portfolio's ability to invest a portion of its assets in securities in certain of the lower rating categories.

    Because the Portfolio is "non-diversified," the value of the Fund's shares is more susceptible to developments affecting issuers in which the Portfolio invests.

    For a discussion of certain other risks associated with the Portfolio's additional investment activities, see "Other Investment Practices" above.

MANAGEMENT

The Portfolio's Advisers

     The Chase Manhattan Bank ("Chase") acts as investment adviser to the Portfolio pursuant to an Investment Advisory Agreement and has overall responsibility for investment decisions of the Portfolio, subject to the oversight of the Board of Trustees. Chase is a wholly-owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase and its predecessors have over 100 years of money management experience. For its investment advisory services to the Portfolio, Chase is entitled to receive an annual fee computed daily and paid monthly based at an annual rate equal to 0.75% of the Portfolio's average daily net assets. Chase is located at 270 Park Avenue, New York, New York 10017.

    Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to the Portfolio pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly-owned operating subsidiary of Chase. CAM makes investment decisions for the Portfolio on a day-to-day basis. For these services, CAM receives a fee, payable by Chase from its advisory fee, in a mutually agreed amount. CAM was recently formed for the purpose of providing discretionary investment advisory services to institutional clients and to consolidate Chase's investment management function. The same individuals who serve as portfolio managers for Chase also serve as portfolio managers for CAM. CAM is located at 1211 Avenue of the Americas, New York, New York 10036.

    Portfolio Manager. Madis Senner, Vice President of Chase, is responsible for the day-to-day management of the Portfolio. Mr. Senner, who has managed the Portfolio since its inception on December 31, 1992, also manages offshore funds and helps set the allocation of the Chase Private Bank's global assets. Prior to joining Chase, Mr. Senner was president of Sunray Securities, Inc., a money-management firm he founded in 1989. From 1986 to 1989, Mr. Senner was global bond portfolio manager and head of trading for Clemente Capital, Inc.

ABOUT YOUR INVESTMENT

Alternative Sales Arrangements

    Class A shares. An investor who purchases Class A shares pays a sales charge at the time of purchase. As a result, Class A shares are not subject to any sales charges when they are redeemed. Certain purchases of Class A shares qualify for reduced sales charges. Class A shares have lower combined 12b-1 and service fees than Class B shares. See "How to Buy, Sell and Exchange Shares" and "Other Information Concerning the Fund."

    Class B shares. Class B shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge ("CDSC") if redeemed within a specified period after purchase. Class B shares also have higher combined 12b-1 and service fees than Class A shares.

     Class B shares automatically convert into Class A shares, based on relative net asset value, eight years after purchase. For more information about the conversion of Class B shares, see the SAI. This discussion will include information about how shares acquired through reinvestment of distributions are treated for conversion purposes. Class B shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made. Until conversion, Class B shares will have a higher expense ratio and pay lower dividends than Class A shares because of the higher combined 12b-1 and service fees. See "How to Buy, Sell and Exchange Shares" and "Other Information Concerning the Fund."

    Which arrangement is best for you? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge might consider Class B shares. Orders for Class B shares for $250,000 or more will be treated as orders for Class A shares or declined. For more information about these sales arrangements, consult your investment representative or the Fund's distributor.

HOW TO BUY, SELL AND EXCHANGE SHARES

How to Buy Shares

    You can open a fund account with as little as $2,500 ($1,000 for IRAs and SEP-IRAs) and make additional investments at any time with as little as $100. You can buy fund shares three ways-through an investment representative, through the Fund's distributor by calling the Vista Service Center, or through a systematic investment plan.

    All purchases made by check should be in U.S. dollars and made payable to the Vista Funds. Third party checks, except those payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership), credit cards and cash will not be accepted. The Fund reserves the right to reject any purchase order or cease offering shares for purchase at any time. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account for 15 business days. In addition, the redemption of shares through a Systematic Investment Plan will not be allowed for 7 calendar days.

    Buying shares through the Fund's distributor. Complete and return the enclosed application and your check in the amount you wish to invest to the Vista Service Center.

    Buying shares through systematic investing. You can make regular investments of $100 or more per month through automatic deduction from your bank checking or savings account. Shareholders electing to start this

Systematic Investment Plan when opening an account should complete Section 8 of the account application. Current shareholders may begin such a plan at any time by sending a signed letter with signature guarantee to the Vista Service Center. Call the Vista Service Center at 1-800-34-VISTA for complete instructions.

    Shares are sold at the public offering price based on the net asset value next determined after the Vista Service Center receives your order. In most cases, in order to receive that day's public offering price, the Vista Service Center must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.

    If you are considering redeeming or exchanging shares or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange or transfer. Otherwise the Fund may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, the Fund will not issue certificates for your shares unless you request them.

Class A Shares

     The public offering price of Class A shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The Fund receives the net asset value. The sales charge is allocated between your broker-dealer and the Fund's distributor as shown in the following table, except when the Fund's distributor, in its discretion, allocates the entire amount to your broker-dealer.

-------------------------------------------------------------------------------
                              Sales charge as a
                                percentage of:        Amount of sales charge
 Amount of transaction at   Offering  Net amount     reallowed to dealers as a
    offering price($)       price     invested      percentage of offering price
-------------------------------------------------------------------------------
Under 100,000                  4.50       4.71                 4.00
-------------------------------------------------------------------------------
100,000 but under 250,000      3.75       3.90                 3.25
-------------------------------------------------------------------------------
250,000 but under 500,000      2.50       2.56                 2.25
-------------------------------------------------------------------------------
500,000 but under 1,000,000    2.00       2.04                 1.75
-------------------------------------------------------------------------------

         There is no initial sales charge on purchases of Class A shares of $1 million or more.

         Except as stated below, the Fund's distributor pays broker-dealers commissions on sales of Class A shares of $1 million or more based on an investor's cumulative purchases (excluding money market funds) during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $2.5 million, 0.75% of the next $7.5 million, 0.50% of the next $40 million and 0.20% thereafter. On sales at net asset value to a participant-directed qualified retirement plan initially investing less than $20 million in the Vista Family of Funds (including a plan with at least 50 eligible employees), the Fund's distributor pays commissions during each one-year measuring period, determined as described above, at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million and 0.50% thereafter. On sales at net asset value to all other participant-directed qualified retirement plans, the Fund's distributor pays commissions on the initial investment and on subsequent net quarterly sales at a rate of 0.15%.

Class B Shares

      Class B shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within a specified period after purchase, as shown in the table below. The following types of shares may be redeemed without charge at any time: (i) shares acquired by reinvestment of distributions and (ii) shares otherwise exempt from the CDSC, as described in "How to Buy Shares-General." For other shares, the amount of the charge is determined as a percentage of the lesser of the current market value or the cost of shares being redeemed.

Year              1     2     3     4     5     6     7     8+
--------------------------------------------------------------
CDSC              5%    4%    3%    3%    2%    1%    0%    0%

      In determining whether a CDSC is payable on any redemption, the Fund will first redeem shares not subject to any charge, and then shares held longest during the CDSC period. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from the CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price. For information on how sales charges are calculated if you exchange your shares, see "How to Exchange Your Shares." The Fund's distributor pays broker-dealers a commission of [4.00%] of the offering price on sales of Class B shares, and the distributor receives the entire amount of any CDSC you pay.

General

     You may be eligible to buy Class A shares at reduced sales charges. Consult your investment representative or the Vista Service Center for details about Vista's combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, employee benefit plans, and other plans. Descriptions are also included in the enclosed application and in the SAI.

      A participant-directed employee benefit plan participating in a "multi-fund" program approved by the Board of Trustees may include amounts invested in the other mutual funds participating in such program for purposes of determining whether the plan may purchase Class A shares at net asset value. These investments will also be included for purposes of the discount privileges and programs described above.

      The Fund may sell Class A and Class B shares at net asset value without an initial sales charge or a CDSC to the current and retired Trustees (and their families), current and retired employees (and their families) of Chase, the Fund's distributor and transfer agent or any affiliates or subsidiaries thereof, registered representatives and other employees (and their families) of broker-dealers having selected dealer agreements with the Fund's distributor, employees (and their families) of financial institutions having selected dealer agreements with the Fund's distributor (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of Vista fund shares) financial institution trust departments investing an aggregate of $1 million or more in the Vista Family of Funds and clients of certain administrators of tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in the Vista Family of Funds.

      No initial sales charge will apply to the purchase of Class A shares of the Fund by an investor seeking to invest the proceeds of a qualified retirement plan where a portion of the plan was invested in the Vista Family of Funds, any qualified retirement plan with 50 or more participants, or an individual participant in a tax-qualified plan making a tax-free rollover or transfer of assets from the plan in which Chase or an affiliate serves as trustee or custodian of the plan or manages some portion of the plan's assets.

      Purchases of Class A shares of the Fund may be made with no initial sales charge through an investment adviser or financial planner who charges a fee for their services. Purchases of Class A shares of the Fund may be made with no initial sales charge (i) by an investment adviser, broker or financial planner, provided arrangements are preapproved and purchases are placed through an omnibus account with the Fund or (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent. Such purchases may be made for retirement and deferred compensation plans and trusts used to fund those plans.

      Purchases of Class A shares of the Fund may be made with no initial sales charge in accounts opened by a bank, trust company or thrift institution which is acting as a fiduciary, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund, the Fund's distributor or the Vista Service Center.

      Shareholders of record of any Vista Fund as of November 30, 1990 and certain immediate family members may purchase Class A shares of the Fund with no initial sales charge for as long as they continue to own Class A shares of any Vista fund, provided there is no change in account registration. Shareholders of record of any portfolio of The Hanover Funds, Inc. or The Hanover Investment Funds, Inc. as of May 3, 1996 and certain related investors may purchase Class A shares of the Fund with no initial sales charge for as long as they continue to own shares of any Vista fund following this date, provided there is no change in account registration.

      The Fund may sell shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition by the Fund of assets of an investment company or personal holding company and the CDSC will be waived on redemption of shares arising out of death or disability or in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of Class B shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The SAI contains additional information about purchasing the Fund's shares at reduced sales charges.

      The Fund reserves the right to change any of these policies on purchases without an initial sales charge at any time and may reject any such purchase request.

      Shareholders of other Vista funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, shares of the Fund at net asset value.

How to Sell Shares

      You can sell your shares to the Fund any day the New York Stock Exchange is open, either directly to the Fund or through your investment representative. The Fund will only redeem shares for which it has received payment.

      Selling shares directly to the Fund. Send a signed letter of instruction to the Vista Service Center, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the Fund receives your request in proper form, less any applicable CDSC. In order to receive that day's net asset value, the Vista Service Center must receive your request before the close of regular trading on the New York Stock Exchange.

      If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee.

      If you want your redemption proceeds sent to an address other than your address as it appears on Vista's records, a signature guarantee is required. The Fund usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Vista Service Center for details.

      The Fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

     You may use Vista's Telephone Redemption Privilege to redeem shares valued up to $100,000 from your account unless you have notified the Vista Service Center of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, the Fund will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide the Fund with his or her account registration and address as it appears on the Fund's records.

      The Vista Service Center will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult the Vista Service Center.

      During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Vista Service Center by telephone. In this event, you may wish to submit a written redemption request, as described above, or contact your investment representative. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

      Systematic withdrawal. You can make regular withdrawals of $100 or more monthly, quarterly, or semiannually from an account valued at $5,000 or more ($10,000 for Class B accounts, not to exceed 12% per year).

      Selling shares through your investment representative. Your investment representative must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Vista Service Center, and may charge you for its services.

      Redemption of accounts of less than $500. The Fund may involuntarily redeem your shares if at such time the aggregate net asset value of the shares in your account is less than $500. In the event of any such redemption, you will receive at least 60 days notice prior to the redemption. In the event the Fund redeems Class B shares pursuant to this provision, no CDSC will be imposed.

How to Exchange Your Shares

      You can exchange your shares for shares of the same class of certain other Vista funds at net asset value beginning 15 days after purchase. Not all Vista funds offer all classes of shares. The prospectus of the other Vista fund into which shares are being exchanged should be read carefully and retained for future reference. If you exchange shares subject to CDSC, the transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. The CDSC will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest CDSC applicable to your class of shares. In computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

      An exchange of Class B shares into any of the Vista money market funds other than the Class B shares of the Vista Prime Money Market Fund will be treated as a redemption -- and therefore subject to the conditions of the CDSC -- and a subsequent purchase. Class B shares of any Vista non-money market Fund may be exchanged into the Class B shares of the Vista Prime Money Market Fund in order to continue the aging of the initial purchase of such shares.

      To exchange your shares, simply complete an Exchange Authorization Form and send it to the Vista Service Center. The form is available from the Vista Service Center. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. The Vista Service Center's procedures for telephone transactions are described under "How to Sell Shares." The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding. Ask your investment representative or the Vista Service Center for prospectuses of other Vista funds. Shares of certain Vista funds are not available to residents of all states.

      The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Vista management or the Trustees believe doing so would be in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. In addition, any shareholder who makes more than ten exchanges of shares involving a Fund in a year or three in a calendar quarter will be charged a $5.00 administration fee for each such exchange. Shareholders would be notified of any such action to the extent required by law. Consult the Vista Service Center before requesting an exchange. See the SAI to find out more about the exchange privilege.

      Reinstatement privilege. Class A shareholders have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of the redemption, accompanied by payment for the shares (not in excess of the redemption). Class B shareholders who have redeemed their shares and paid a CDSC with such redemption may purchase Class A shares with no initial sales charge (in an amount not in excess of their redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B shares.

HOW THE FUND VALUES ITS SHARES

      The net asset value of each class of the Fund's shares is determined once daily based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time, however, options are priced at 4:15 p.m.), on each business day of the Fund, by dividing the net assets of the Fund attributable to that class by the total number of outstanding shares of that class. Values of assets held by the Fund (i.e., the value of its investment in the Portfolio and its other assets) are determined on the basis of their market or other fair value, as described in the SAI.

HOW DISTRIBUTIONS ARE MADE; TAX INFORMATION

      The Fund distributes any net investment income at least monthly and any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. Distributions paid by the Fund with respect to Class A shares will generally be greater than those paid with respect to Class B shares because expenses attributable to Class B shares will generally be higher.

      You can choose from three distribution options: (1) reinvest all distributions in additional Fund shares without a sales charge; (2) receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares without a sales charge; or (3) receive all distributions in cash. You can change your distribution option by notifying the Vista Service Center in writing. If you do not select an option when you open your account, all distributions will be reinvested. All distributions not paid in cash will be reinvested in shares of the class on which the distributions are paid. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the quarter in which the reinvestment occurs.

      If a check representing Fund distribution is not cashed within a specified period, the Vista Service Center will notify you that you have the option of requesting another check or reinvesting the distribution in the Fund or in another Vista fund. If the Vista Service Center does not receive your election, the distribution will be reinvested in the Fund. Similarly, if correspondence sent by the Fund or the Vista Service Center is returned as "undeliverable," distributions will automatically be reinvested in the Fund.

      The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Fund intends to distribute substantially all of its ordinary income and capital gain net income on a current basis. If the Fund does not qualify as a regulated investment company for any taxable year or does not make such distributions, the Fund will be subject to tax on all of its income and gains.

      All Fund distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

      Investors should be careful to consider the tax implications of purchasing shares just prior to the next distribution date. Those investors purchasing shares just prior to a distribution will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of such purchase reflected the amount of such distribution.

      Early in each calendar year the Fund will notify you of the amount and tax status of distributions paid to you by the Fund for the preceding year.

      The foregoing is a summary of certain federal income tax consequences of investing in the Fund. You should consult your tax adviser to determine the precise effect of an investment in the Fund on your particular tax situation (including possible liability for state and local taxes and, for foreign shareholders, U.S. withholding taxes).

OTHER INFORMATION CONCERNING THE FUND

                              Distribution Plans

      The Fund's distributor is Vista Broker-Dealer Services, Inc. ("VBDS"). VBDS is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. The Trust has adopted Rule 12b-1 distribution plans for Class A and Class B shares which provide that the Fund will pay distribution fees at annual rates of up to 0.25% and 0.75% annually of the average daily net assets attributable to Class A and Class B shares of the Fund, respectively. Payments under the distribution plans shall be used to compensate or reimburse the Fund's distributor and broker-dealers for services provided and expenses incurred in connection with the sale of Class A and Class B shares, and are not tied to the amount of actual expenses incurred. Payments may be used to compensate broker-dealers with trail or maintenance commissions at an annual rate of up to 0.25% of the average daily net asset value of Class A or Class B shares maintained in the Fund by customers of these broker-dealers. Trail or maintenance commissions are paid to broker-dealers beginning the 13th month following the purchase of shares by their customers. Some activities intended to promote the sale of Class A and Class B shares will be conducted generally by the Vista Family of Funds, and activities intended to promote the Fund's Class A and Class B shares may also benefit the Fund's other shares and other Vista funds.

      VBDS may provide promotional incentives to broker-dealers that meet specified sales targets for one or more Vista funds. These incentives may include gifts of up to $100 per person annually; an occasional meal, ticket to a sporting event or theater or entertainment for broker-dealers and their guests; and payment or reimbursement for travel expenses, including lodging and meals, in connection with attendance at training and educational meetings within and outside the U.S.

                         Shareholder Servicing Agents

      The Trust has entered into shareholder servicing agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers who beneficially own Class A or Class B shares of the Fund. These services include assisting with purchase and redemption transactions, maintaining shareholder accounts and records, furnishing customer statements, transmitting shareholder reports and communications to customers and other similar shareholder liaison services. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of Class A and Class B shares of the Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship. Shareholder servicing agents may subcontract with other parties for the provision of shareholder support services.

      Shareholder servicing agents may offer additional services to their customers, including specialized procedures for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption plans. Each shareholder servicing agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain shareholder servicing agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees an amount not exceeding such other fees or the fees for their services as shareholder servicing agents.

                      Administrator and Sub-Administrator

      Chase acts as the Fund's administrator for the Fund and the Portfolio and is entitled to receive from each of the Fund and the Portfolio a fee computed daily and paid monthly at an annual rate equal to 0.05% of their respective average daily net assets.

      VBDS provides certain sub-administrative services to the Fund pursuant to its distribution and sub- administration agreement and is entitled to receive a fee for these services from the Fund at an annual rate equal to 0.05% of the Fund's average daily net assets. VBDS has agreed to use a portion of this fee to pay for certain expenses incurred in connection with organizing new series of the Trust and certain other ongoing expenses of the Trust. VBDS is located at 125 West 55th Street, New York, New York 10019.

                                   Custodian

      Chase acts as custodian and fund accountant for the Fund and receives compensation under an agreement with the Trust. Fund securities and cash may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees.

                                   Expenses

      The Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees: registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Fund's custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Fund. Shareholder servicing and distribution fees are allocated to specific classes of the Fund. In addition, the Fund may allocate transfer agency and certain other expenses by class. Service providers to the Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

                    Organization and Description of Shares

      The Fund is a portfolio of Mutual Fund Group, an open-end management investment company organized as a Massachusetts business trust in 1987 (the "Trust"). The Trust has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each class of the Fund generally vote together except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

      The Fund issues multiple classes of shares. This Prospectus relates only to Class A and Class B shares of the Fund. The Fund offers other classes of shares in addition to these classes. The categories of investors that are eligible to purchase shares and minimum investment requirements may differ for each class of Fund shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which will affect the relative performance of the different classes. Investors may call 1-800-34-VISTA to obtain additional information about other classes of shares of the Fund that are offered. Any person entitled to receive compensation for selling or servicing shares of the Fund may receive different levels of compensation with respect to one class of shares over another.

      The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. The Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust.

      Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

            Unique Characteristics of Master/Feeder Fund Structure

            Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Fund invests all of its investable assets in the Portfolio, a separate registered investment company. Therefore, a shareholder's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, other investors investing in the Portfolio are not required to sell their shares at the same public offering prices as the Fund. Shareholders of the Fund should be aware that these differences may result in differences in returns experienced in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures.

            Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. However, this possibility also exists for traditionally structured funds which have large or institutional investors. Funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as do the Fund's shareholders. Shares of the Fund for which no voting instructions have been received will be voted in the same proportion as those shares for which voting instructions are received. Certain changes in the Portfolio's objective, policies or restrictions may require the Trust to withdraw the Fund's interest in the Portfolio. Any withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Portfolio). The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

            State securities regulations generally do not permit the same individuals who are disinterested Trustees of the Trust to be Trustees of the Portfolio absent the adoption of written procedures by a majority of the disinterested Trustees of the Trust reasonably appropriate to deal with potential conflicts of interest up to and including creating a separate Board of Trustees. The Trustees of the Trust, including a majority of the disinterested Trustees, have adopted procedures they believe are reasonably appropriate to deal with any conflict of interest up to and including creating a separate Board of Trustees.

            Investors in the Fund may obtain information about whether an investment in the Portfolio may be available through other funds by writing the Vista Service Center.

                          Certain Regulatory Matters

      Banking laws, including the Glass-Steagall Act as currently interpreted, prohibit bank holding companies and their affiliates from sponsoring, organizing, controlling, or distributing shares of, mutual funds, and generally prohibit banks from issuing, underwriting, selling or distributing securities. These laws do not prohibit banks or their affiliates from acting as investment adviser, administrator or custodian to mutual funds or from purchasing mutual fund shares as agent for a customer. Chase and the Trust believe that Chase (including its affiliates) may perform the services to be performed by it as described in this Prospectus without violating such laws. If future changes in these laws or interpretations required Chase to alter or discontinue any of these services, it is expected that the Board of Trustees would recommend alternative arrangements and that investors would not suffer adverse financial consequences. State securities laws may differ from the interpretations of banking law described above and banks may be required to register as dealers pursuant to state law.

      Chase and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of the Fund, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Chase and its affiliates deal, trade and invest for their own accounts in U.S. Government obligations, municipal obligations and commercial paper and are among the leading dealers of various types of U.S. Government obligations and municipal obligations. Chase and its affiliates may sell U.S. Government obligations and municipal obligations to, and purchase them from, other investment companies sponsored by the Fund's distributor or affiliates of the distributor. Chase will not invest the Fund's assets in any U.S. Government obligations, municipal obligations or commercial paper purchased from itself or any affiliate, although under certain circumstances such securities may be purchased from other members of an underwriting syndicate in which Chase or an affiliate is a non-principal member. This restriction may limit the amount or type of U.S. Government obligations, municipal obligations or commercial paper available to be purchased by the Fund. Chase has informed the Fund that in making its investment decisions, it does not obtain or use material inside information in the possession of any other division or department of Chase, including the division that performs services for the Fund as custodian, or in the possession of any affiliate of Chase. Shareholders of the Fund should be aware that, subject to applicable legal or regulatory restrictions, Chase and its affiliates may exchange among themselves certain information about the shareholder and his account. Transactions with affiliated broker-dealers will only be executed on an agency basis in accordance with applicable federal regulations.

PERFORMANCE INFORMATION

      The Fund's investment performance may from time to time be included in advertisements about the Fund. Performance is calculated separately for each class of shares. "Yield" for each class of shares is calculated by dividing the annualized net investment income calculated pursuant to federal rules per share during a recent 30- day period by the maximum public offering price per share of such class on the last day of that period.

      "Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the maximum public offering price (in the case of Class A shares) or reflecting the deduction of any applicable contingent deferred sales charge (in the case of Class B shares). Total return reflects the deduction of the maximum initial sales charge in the case of Class A shares, but does not reflect the deduction of any contingent deferred sales charge in the case of Class B shares. Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if such sales charges were used.

      All performance data is based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, the Fund's operating expenses and which class of shares you purchase. Investment performance also often reflects the risks associated with the Fund's investment objectives and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. Quotation of investment performance for any period when a fee waiver or expense limitation was in effect will be greater than if the waiver or limitation had not been in effect. The Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services. See the SAI.

MAKE THE MOST OF YOUR VISTA PRIVILEGES

The following services are available to you as a Vista mutual fund shareholder.

o SYSTEMATIC INVESTMENT PLAN - Invest as much as you wish ($100 or more) in the first or third week of any month. The amount will be automatically transferred from your checking or savings account.

o SYSTEMATIC WITHDRAWAL - Make regular withdrawals of $100 or more monthly, quarterly, or semiannually from an account valued at $5,000 or more ($10,000 for Class B accounts).

o SYSTEMATIC EXCHANGE - Transfer assets automatically from one Vista account to another on a regular, prearranged basis. There is no additional charge for this service.

o FREE EXCHANGE PRIVILEGE - Exchange money between Vista funds in the same class of shares without charge. The exchange privilege allows you to adjust your investments as your objectives change.
      A signature guarantee is required for exchanges of more than $500,000.

Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange and systematic withdrawal or exchange.

o REINSTATEMENT PRIVILEGE - Class A shareholders have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of the redemption, accompanied by payment for the shares (not in excess of the redemption).

      Class B shareholders who have redeemed their shares and paid a CDSC with such redemption may purchase Class A shares with no initial sales charge (in an amount not in excess of their redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B shares.

For more information about any of these services and privileges, call your shareholder servicing agent, investment representative or the Vista Service Center at 1-800-34-VISTA. These privileges are subject to change or termination.

VISTA FAMILY OF FUNDS

Vista Service Center
P.O. Box 419392
Kansas City, MO 64141-6392

Transfer Agent
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105

Legal Counsel
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

                                   PROSPECTUS

                       VISTA[SM] INTERNATIONAL EQUITY FUND
                             Class A and B Shares

                                  May 6, 1996

      Investment Strategy:  Total Return

      This Prospectus explains concisely what you should know before investing. Please read it carefully and keep it for future reference. You can find more detailed information about the Fund in its May 6, 1996 Statement of Additional Information, as amended periodically (the "SAI"). For a free copy of the SAI, call the Vista Service Center at 1-800-34-VISTA. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

      The Fund, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks its investment objective by investing all of its investable assets in International Equity Portfolio (the "Portfolio"), an open-end management investment company with an investment objective identical to those of the Fund. Investors should carefully consider this investment approach. For additional information regarding this unique investment structure, see "Unique Characteristics of Master/Feeder Fund Investment Structure" on page __.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      INVESTMENTS IN THE FUND ARE SUBJECT TO RISK--INCLUDING POSSIBLE LOSS OF PRINCIPAL--AND WILL FLUCTUATE IN VALUE. SHARES OF THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS



Expense Summary
The expenses you might pay on your Fund investment, including examples.

Financial Highlights
How the Fund has performed..............................................

Fund Objective..........................................................

Investment Policies
The kinds of securities in which the Fund invests,
investment policies and techniques, and risks...........................

Management
Chase Manhattan Bank, the Fund's adviser; Chase Asset Management, the Fund's sub-adviser, and the individuals who manage the Fund.........

About Your Investment
Alternative sales arrangements..........................................

How to Buy, Sell and Exchange Shares....................................

How the Fund Values its Shares..........................................

How Distributions are Made; Tax Information
How the Fund distributes its earnings, and
tax treatment related to those earnings.................................

Other Information Concerning the Fund
Distribution plans, shareholder servicing agents, administration, custodian, expenses, organization, master/feeder Fund structure and regulatory matters .....................................................

Performance Information
How performance is determined, stated and/or advertised.................

Make the Most of Your Vista Privileges..................................

EXPENSE SUMMARY

      Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs from investing in the Fund based on expenses incurred in the most recent fiscal year. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

                                                     Class A         Class B
Shareholder Transaction Expenses                     Shares          Shares

Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price)                  4.75%             None

Maximum Deferred Sales Charge
(as a percentage of the lower of original
purchase price or redemption proceeds)(*)             None            5.00%

Annual Fund Operating Expenses
(as a percentage of average net assets)

Investment Advisory Fee (after estimated waiver) (**)0.00%            0.00%

12b-1 Fee(***)                                       0.25%            0.75%

Shareholder Servicing Fee                            0.25%            0.25%

Other Expenses                                       1.50%            1.50%
                                                     -----            -----

Total Fund Operating Expenses
  (after waiver of fee) (**)                         2.00%            2.50%
                                                     =====            =====
Examples

      Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                    1 Year      3 Years     5 Years     10 Years
                                    ------      -------     -------     --------

Class A Shares(+)................   $67        $107         $150        $269

Class B Shares:
  Assuming complete
  redemption at the
  end of the
  period(++)(+++)................   $77        $110         $156        $266

  Assuming no
  redemptions (+++)..............   $25         $78         $133        $266



-----------------------

* The maximum deferred sales charge on Class B shares applies to redemptions during the first year after purchase; the charge generally declines by 1% annually thereafter (except in the fourth year), reaching zero after six years. See "How to Buy, Sell and Exchange Shares."
** Reflects current waiver arrangement to maintain Total Fund Operating Expenses at the levels indicated in the table above. Absent such waiver, the Investment Advisory Fee would be 1.00% for Class A and Class B shares, and Total Fund Operating Expenses would be 3.00% and 3.50% for Class A and Class B shares, respectively.
*** Long-term shareholders in mutual funds with 12b-1 fees, such as Class A and
    Class B shareholders of the Fund, may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.
+   Assumes deduction at the time of purchase of the maximum sales charge.
++ Assumes deduction at the time of redemption of the maximum applicable deferred sales charge.
+++ Ten-year figures assume conversion of Class B shares to Class A shares eight years after purchase. See "How to Buy, Sell and Exchange Shares."

      The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. The examples should not be considered representations of past or future expenses or returns; actual expenses and returns may be greater or less than shown.

      Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund. The Fund understands that Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts. See "Other Information Concerning the Fund."

FINANCIAL HIGHLIGHTS

      The table set forth below provides selected per share data and ratios for both Class A and Class B shares for the periods shown. This information is supplemented by and should be read in conjunction with financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended October 31, 1995, which are incorporated by reference into the Statement of Additional information. The financial statements and notes, as well as the financial information set forth in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is also included in the annual report to shareholders. Shareholders can obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent.

                        VISTA INTERNATIONAL EQUITY FUND

                                                  Year       Year    12/31/92+   Year    11/4/93++
                                                 Ended      Ended     through   Ended     through
                                                10/31/95   10/31/94  10/31/93  10/31/95   10/31/94
                                                --------   --------  --------  --------   --------
                                                Class A    Class A    Class A   Class B    Class B
                                                 Shares     Shares     Shares    Shares     Shares
                                                 ------     ------     ------    ------     ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period             $12.31     $11.82    $10.00    $12.23     $11.69
                                                 ------     ------    ------    ------     ------

Income from investment operations:
  Net investment income (loss)*                   0.039     (0.022)   (0.010)   (0.026)    (0.053)
  Net realized and unrealized gain
  on investments                                 (0.190)     0.566     1.830    (0.180)     0.647
                                                 ------     ------    ------    ------     ------
    Total from Investment Operations             (0.151)     0.544     1.820    (0.206)     0.594
                                                 ------     ------    ------    ------     ------
Less distributions:
  From capital gains                              0.137      0.054     0.000     0.137      0.054
                                                 ------     ------    ------    ------     ------
    Total Distributions                           0.137      0.054     0.000     0.137      0.054
                                                 ------     ------    ------    ------     ------
   Net asset value, end of period                $12.02     $12.31    $11.82    $11.89     $12.23
                                                 ======     ======    ======    ======     ======
   Total return (1)                               (1.19%)     4.61%    22.23%    (1.61%)     5.09%

RATIOS/SUPPLEMENTAL DATA**
   Net assets, end of period (in 000's)         $26,287    $37,926   $14,290    $6,759     $7,182
   Ratio of Expenses to Average
   Net Assets*                                     2.01%      2.00%     2.13%     2.50%      2.50%
  Ratio of Net Investment Income (loss) to
Average Net Assets*(2)                            (0.10)%    (0.27)%   (0.14)%   (0.53%)    (0.94%)
  Ratio of expenses without waivers
   and assumption of expenses to
   Average Net Assets*#                            2.86%      2.46%     2.86%     3.36%      3.36%
  Ratio of net investment (loss) income
     without waivers and assumption
     of expenses to Average Net Assets*           (0.96%)    (2.11%)   (1.75)%   (1.40%)     (1.80)%

---------------
+    Commencement of operations.
++   Commencement of offering of shares.
**   Includes the Fund's share of Portfolio income and expenses, as appropriate.
*    Annualized.
(1)  Total return figures do not include the effect of any front-end sales load.
(2)  Not to exceed the maximum statutory expense ratio.

FUND OBJECTIVE

      Vista International Equity Fund seeks total return from long-term capital growth and income. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

INVESTMENT POLICIES

Investment Approach

      The Fund seeks to achieve its objective by investing all of its investable assets in the Portfolio. The Portfolio will invest principally in a broad portfolio of marketable equity securities of established foreign companies organized in countries other than the U.S, and foreign subsidiaries of U.S. companies participating in foreign economies. Under normal market conditions, the Portfolio will invest at least 65% of its net assets in equity securities, including common stocks, preferred stocks, securities convertible into common stocks, and warrants to purchase common stocks.

      The Portfolio's advisers seek to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. The Portfolio's advisers attempt to identify those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. The Portfolio will seek to diversify investments broadly among issuers in various countries and normally to have represented in the Portfolio business activities of not less than three different countries other than the U.S. The Portfolio may invest a substantial portion of its assets in one or more of such countries.

      The Portfolio intends to invest in companies based in (or governments located in) the Far East (Japan, Hong Kong, Singapore and Malaysia), Western Europe (United Kingdom, Germany, Netherlands, France, Switzerland), Australia, Canada and such other areas and countries as the Portfolio's advisers may determine from time to time. However, investments may be made from time to time in companies in, or governments of, developing countries as well as developed countries.

      The Portfolio's advisers will allocate the Portfolio's investments among securities denominated in the U.S. dollar and currencies of foreign countries. The advisers may adjust the Portfolio's exposure to each currency based on their perception of the most favorable markets and issuers. The percentage of the Portfolio's assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with the advisers' assessment of the relative yield and appreciation potential of such securities and the current and anticipated relationship of a country's currency to the U.S. dollar. Fundamental economic strength, earnings growth, quality of management, industry growth, credit quality and interest rate trends are some of the principal factors which may be considered by the Portfolio's advisers in determining whether to increase or decrease the emphasis placed upon a particular type of security, industry sector, country or currency within the Portfolio's investment portfolio. Securities purchased by the Portfolio may be denominated in a currency other than that of the country in which the issuer is domiciled.

      Primary emphasis will be placed on equity securities and securities with equity features. However, the Portfolio may invest in any type of investment grade debt security including, but not limited to, other convertible securities, bonds, notes and other debt securities of foreign governmental and private issuers, and various derivative securities.

      The Portfolio will neither invest more than 25% of its net assets in debt securities denominated in a single currency other than the U.S. dollar, nor invest more than 25% of its net assets in debt securities issued by a single foreign government or supranational organization.

      The Portfolio may invest in securities of companies of various sizes, including smaller companies whose securities may be more volatile and less liquid than securities of larger companies. With respect to certain countries in which capital markets are either less developed or not easily accessed, investments by the Portfolio may be made through investment in closed-end investment companies that in turn are authorized to invest in the securities of such countries.

      The Portfolio is classified as a "non-diversified" fund under federal securities law. The Portfolio's assets may be more concentrated in the securities of any single issuer or group of issuers than if the Portfolio were diversified.

      The Portfolio may invest any portion of its assets not invested as described above in high quality money market instruments and repurchase agreements. For temporary defensive purposes, the Portfolio may invest without limitation in these instruments. To the extent that the Portfolio departs from its investment policies during temporary defensive periods, the Fund's investment objective may not be achieved.

Fund Structure

      The Portfolio has an objective identical to that of the Fund. The Fund may withdraw its investment from the Portfolio at any time if the Trustees determine that it is in the best interest of the Fund to do so. Upon any such withdrawal, the Trustees would consider what action might be taken, including investing all of the Fund's investable assets in another pooled investment entity having substantially the same objective and policies as the Fund or retaining an investment adviser to manage the Fund's assets directly.

Other Investment Practices

      The Portfolio may also engage in the following investment practices, when consistent with the Portfolio's overall objective and policies. These practices, and certain associated risks, are more fully described in the SAI.

      Depositary Receipts. The Portfolio may invest its assets in securities of foreign issuers in the form of American Depositary Receipts, European Depositary Receipts or other similar securities representing securities of foreign issuers (collectively, "Depositary Receipts"). The Portfolio treats Depositary Receipts as interests in the underlying securities for purposes of its investment policies. The Portfolio will limit its investment in Depositary Receipts not sponsored by the issuer of the underlying securities to no more than 5% of the value of its net assets (at the time of investment).

      Money Market Instruments. The Portfolio may invest in cash or high-quality, short-term moneymarket instruments. Such instruments may include U.S. Government securities, commercial paper of domestic and foreign issuers nad obligations of domestic and foreign banks. Investments in foreign money market instruments may involve certain risks associated with foreign investment.

      Investment Grade Debt Securities. Investment grade debt securities are securities rated in the category BBB or higher by Standard & Poor's Corporation ("S&P"), Baa or higher by Moody's Investors Services, Inc. ("Moody's") or the equivalent by another national rating organization, or, if unrated, determined by the advisers to be of equivalent quality.

      Supranational and ECU Obligations. The Portfolio may invest in securities issued by supranational organizations, which include organizations such as The World Bank, the European Community, the European Coal and Steel Community and the Asian Development Bank. The Portfolio may also invest in securities denominated in the ECU, which is a "basket" consisting of specified amounts of the currencies of certain member states of the

European Community. These securities are typically issued by European governments and supranational organizations.

      Indexed Investments. The Portfolio may invest in instruments which are indexed to certain specific foreign currency exchange rates. The terms of such instruments may provide that their principal amounts or just their coupon interest rates are adjusted upwards or downwards (but not below zero) at maturity or on established coupon payment dates to reflect changes in the exchange rate between two or more currencies while the obligation is outstanding. Such indexed investments entail the risk of loss of principal and/or interest payments from currency movements in addition to principal risk, but offer the potential for realizing gains as a result of changes in foreign currency exchange rates.

      Repurchase Agreements and Forward Commitments. The Portfolio may enter into agreements to purchase and resell securities at an agreed-upon price and time. These transactions must be fully collateralized at all times. The Portfolio may purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk to the Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral or completing the transaction.

      Borrowings and Reverse Repurchase Agreements. The Portfolio may borrow money from banks for temporary or short-term purposes, but will not borrow for leveraging purposes. The Portfolio may also sell and simultaneously commit to repurchase a portfolio security at an agreed-upon price and time, to avoid selling securities during unfavorable market conditions in order to meet redemptions. Whenever the Portfolio enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). The Portfolio would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws.

      Stand-By Commitments. The Portfolio may enter into put transactions, including transactions sometimes referred to as stand-by commitments, with respect to securities in its portfolio. In these transactions, the Portfolio would acquire the right to sell a security at an agreed upon price within a specified period prior to its maturity date. These transactions involve some risk to the Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral or completing the transaction. Acquisition of puts will have the effect of increasing the cost of the securities subject to the put and thereby reducing the yields otherwise available from such securities.

      Convertible Securities. The Portfolio may invest in convertible securities, which are securities generally offering fixed interest or dividend yields which may be converted either at a stated price or stated rate for common or preferred stock. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase, and increase as interest rates decline. Because of the conversion feature, the market value of convertible securities also tends to vary with fluctuations in the market value of the underlying common or preferred stock.

      Other Investment Companies. The Portfolio may invest up to 10% of its total assets in shares of other investment companies, subject to applicable regulatory limitations.

      Derivatives and Related Instruments. The Portfolio may invest its assets in derivative and related instruments to hedge various market risks or to increase the Portfolio's income or gain. Some of these instruments will be subject to asset segregation requirements to cover the Portfolio's obligations. The Portfolio may (i) purchase, write and exercise call and put options on securities and securities indexes (including using options in combination with securities, other options or derivative instruments); (ii) enter into swaps, futures contracts and options on futures contracts; (iii) employ forward currency and interest rate contracts; and (iv) purchase and sell structured products, which are instruments designed to restructure or reflect the characteristics of certain other investments.

      There are a number of risks associated with the use of derivatives and related instruments and no assurance can be given that any strategy will succeed. The value of certain derivatives or related instruments in which the Portfolio invests may be particularly sensitive to changes in prevailing economic conditions and market value. The ability of the Portfolio to successfully utilize these instruments may depend in part upon the ability of the Portfolio's advisers to forecast these factors correctly. Incorrect forecasts could expose the Portfolio to a risk of loss. There can be no guarantee that there will be a correlation between price movements in a hedging instrument and in the portfolio assets being hedged. The Portfolio is not required to use any hedging strategies. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. Derivatives transactions not involving hedging may have speculative characteristics, involve leverage and result in more risk to the Portfolio than hedging strategies using the same instruments. There can be no assurance that a liquid market will exist at a time when the Portfolio seeks to close out a derivatives position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in derivatives markets. In certain instances, particularly those involving over-the-counter transactions or forward contracts, there is a greater potential that a counterparty or broker may default. In the event of a default, the Portfolio may experience a loss. For additional information concerning derivatives, related instruments and the associated risks, see the SAI.

Limiting Investment Risks

      Specific investment restrictions help the Portfolio limit investment risks for the Fund's shareholders. These restrictions prohibit the Portfolio from: (a) with respect to 50% of its assets, holding more than 10% of the voting securities of any issuer; (b) investing more than 15% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees of the Portfolio); or (c) investing more than 25% of its total assets in any one industry. A complete description of these and other investment policies is included in the SAI. Except for the Fund's investment objective, restriction (c) above and investment policies designated as fundamental in the SAI, the investment policies of the Portfolio and the Fund are not fundamental. Shareholder approval is not required to change any non-fundamental investment policy.

Risk Factors

      The net asset value of the shares of the Fund can be expected to fluctuate based on the value of the securities held by the Portfolio. As the Portfolio invests primarily in equity securities of companies outside the U.S., an investment in the Fund's shares involves a higher degree of risk than an investment in a U.S. equity fund. An investment in the Fund should not be considered a complete investment program and may not be appropriate for all investors.

      Since foreign securities are normally denominated and traded in foreign currencies, the values of the Portfolio's foreign investments may be affected favorably or unfavorably by currency exchange rates and exchange control regulations. There may be less information publicly available about foreign companies than U.S. companies, and they are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. The securities of foreign companies may be less liquid and more volatile than the securities of comparable U.S. companies. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Portfolio's assets held abroad) and expenses. It is possible that nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments could affect the value of the Portfolio's investments in certain foreign countries. Foreign laws may restrict the ability to invest in certain countries or issuers and special tax considerations will apply to foreign securities. Investments in securities of issuers based in developing countries entails certain additional risks, including greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability.

      The small size of markets for securities of issuers based in such countries and the low or non-existent volume of trading may result in a lack of liquidity and in price volatility. Certain national policies may restrict the investment opportunities, including restrictions on investing in issuers or industries deemed sensitive to relevant national interests. There may be an absence of developed legal structures governing private or foreign investment and private property.

      Some of the securities in which the Portfolio may invest may be of smaller companies. The securities of smaller companies, whether foreign or domestic, often trade less frequently and in more limited volume, and may be subject to more abrupt or erratic price movements, than securities of larger, more established companies. Such companies may have limited product lines, markets or financial resources, or may depend on a limited management group.

      Securities rated in the category Baa by Moody's or BBB by S&P lack certain investment characteristics and may have speculative characteristics.

      Because the Portfolio is "non-diversified," the value of the Fund's shares is more susceptible to developments affecting issuers in which the Portfolio invests.

      For a discussion of certain other risks associated with the Portfolio's additional investment activities, see "Other Investment Practices" above.

MANAGEMENT

The Portfolio's Advisers

     The Chase Manhattan Bank ("Chase") acts as investment adviser to the Portfolio pursuant to an Investment Advisory Agreement and has overall responsibility for investment decisions of the Portfolio, subject to the oversight of the Board of Trustees. Chase is a wholly-owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase and its predecessors have over 100 years of money management experience. For its investment advisory services to the Portfolio, Chase is entitled to receive an annual fee computed daily and paid monthly based at an annual rate equal to 1.00% of the Portfolio's average daily net assets. Chase is located at 270 Park Avenue, New York, New York 10017.

     Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to the Portfolio pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly-owned operating subsidiary of Chase. CAM makes investment decisions for the Portfolio on a day-to-day basis. For these services, CAM receives a fee, payable by Chase from its advisory fee, in a mutually agreed amount. CAM was recently formed for the purpose of providing discretionary investment advisory services to institutional clients and to consolidate Chase's investment management function. The same individuals who serve as portfolio managers for Chase also serve as portfolio managers for CAM. CAM is located at 1211 Avenue of the Americas, New York, New York 10036.

     Portfolio Manager. Joe DeSantis, Vice President of Chase is responsible for the day-to-day management of the Portfolio, and he has managed the Portfolio since its inception on December 31, 1992. Mr. DeSantis joined Chase in 1990 with responsibility for research and compilation of international equity recommendations, among other things. Mr. DeSantis was formerly a director at Strategic Research International, Inc., and Institutional Research Services, Carl Marks & Company; a founding partner and director of Strategic Research International, Inc.; and a credit analyst at Moody's Investors Services, Municipal Research Department.

ABOUT YOUR INVESTMENT

Alternative Sales Arrangements

      Class A shares. An investor who purchases Class A shares pays a sales charge at the time of purchase. As a result, Class A shares are not subject to any sales charges when they are redeemed. Certain purchases of Class A shares qualify for reduced sales charges. Class A shares have lower combined 12b-1 and service fees than Class B shares. See "How to Buy, Sell and Exchange Shares" and "Other Information Concerning the Fund."

      Class B shares. Class B shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge ("CDSC") if redeemed within a specified period after purchase. Class B shares also have higher combined 12b-1 and service fees than Class A shares.

     Class B shares automatically convert into Class A shares, based on relative net asset value, eight years after purchase. For more information about the conversion of Class B shares, see the SAI. This discussion will include information about how shares acquired through reinvestment of distributions are treated for conversion purposes. Class B shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made. Until conversion, Class B shares will have a higher expense ratio and pay lower dividends than Class A shares because of the higher combined 12b-1 and service fees. See "How to Buy, Sell and Exchange Shares" and "Other Information Concerning the Fund."

      Which arrangement is best for you? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge might consider Class B shares. Orders for Class B shares for $250,000 or more will be treated as orders for Class A shares or declined. For more information about these sales arrangements, consult your investment representative or the Fund's distributor.

HOW TO BUY, SELL AND EXCHANGE SHARES

How to Buy Shares

      You can open a fund account with as little as $2,500 ($1,000 for IRAs and SEP-IRAs) and make additional investments at any time with as little as $100. You can buy fund shares three ways-through an investment representative, through the Fund's distributor by calling the Vista Service Center, or through a systematic investment plan.

      All purchases made by check should be in U.S. dollars and made payable to the Vista Funds. Third party checks, except those payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership), credit cards and cash will not be accepted. The Fund reserves the right to reject any purchase order or cease offering shares for purchase at any time. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account for 15 business days. In addition, the redemption of shares through a Systematic Investment Plan will not be allowed for 7 calendar days.

      Buying shares through the Fund's distributor. Complete and return the enclosed application and your check in the amount you wish to invest to the Vista Service Center.

      Buying shares through systematic investing. You can make regular investments of $100 or more per month through automatic deduction from your bank checking or savings account. Shareholders electing to start this Systematic Investment Plan when opening an account should complete Section 8 of the account application. Current shareholders may begin such a plan at any time by sending a signed letter with signature guarantee to the Vista Service Center. Call the Vista Service Center at 1-800-34-VISTA for complete instructions.

      Shares are sold at the public offering price based on the net asset value next determined after the Vista Service Center receives your order. In most cases, in order to receive that day's public offering price, the Vista Service Center must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.

      If you are considering redeeming or exchanging shares or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange or transfer. Otherwise the Fund may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, the Fund will not issue certificates for your shares unless you request them.

Class A Shares

     The public offering price of Class A shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The Fund receives the net asset value. The sales charge is allocated between your broker-dealer and the Fund's distributor as shown in the following table, except when the Fund's distributor, in its discretion, allocates the entire amount to your broker-dealer.

-------------------------------------------------------------------------------
                              Sales charge as a
                                percentage of:        Amount of sales charge
 Amount of transaction at                            reallowed to dealers as a
    offering price($)         Offering Net Amount   percentage of offering price
                              Price    Invested
-------------------------------------------------------------------------------
Under 100,000                  4.75       4.99                 4.00
-------------------------------------------------------------------------------
100,000 but under 250,000      3.75       3.90                 3.25
-------------------------------------------------------------------------------
250,000 but under 500,000      2.50       2.56                 2.25
-------------------------------------------------------------------------------
500,000 but under 1,000,000    2.00       2.04                 1.75
-------------------------------------------------------------------------------

         There is no initial sales charge on purchases of Class A shares of $1 million or more.

         Except as stated below, the Fund's distributor pays broker-dealers commissions on sales of Class A shares of $1 million or more based on an investor's cumulative purchases (excluding money market funds) during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $2.5 million, 0.75% of the next $7.5 million, 0.50% of the next $40 million and 0.20% thereafter. On sales at net asset value to a participant-directed qualified retirement plan initially investing less than $20 million in the Vista Family of Funds (including a plan with at least 50 eligible employees), the Fund's distributor pays commissions during each one-year measuring period, determined as described above, at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million and 0.50% thereafter. On sales at net asset value to all other participant-directed qualified retirement plans, the Fund's distributor pays commissions on the initial investment and on subsequent net quarterly sales at a rate of 0.15%.

Class B Shares

      Class B shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within a specified period after purchase, as shown in the table below. The following types of shares may be redeemed without charge at any time: (i) shares acquired by reinvestment of distributions and (ii) shares otherwise exempt from the CDSC, as described in "How to Buy Shares-General." For other shares, the amount of the charge is determined as a percentage of the lesser of the current market value or the cost of shares being redeemed.

Year              1     2     3     4     5     6     7     8+
--------------------------------------------------------------
CDSC              5%    4%    3%    3%    2%    1%    0%    0%

      In determining whether a CDSC is payable on any redemption, the Fund will first redeem shares not subject to any charge, and then shares held longest during the CDSC period. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from the CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price. For information on how sales charges are calculated if you exchange your shares, see "How to Exchange Your Shares." The Fund's distributor pays broker-dealers a commission of [4.00%] of the offering price on sales of Class B shares and the distributor receives the entire amount of any CDSC you pay.

General

     You may be eligible to buy Class A shares at reduced sales charges. Consult your investment representative or the Vista Service Center for details about Vista's combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, employee benefit plans, and other plans. Descriptions are also included in the enclosed application and in the SAI.

      A participant-directed employee benefit plan participating in a "multi-fund" program approved by the Board of Trustees may include amounts invested in the other mutual funds participating in such program for purposes of determining whether the plan may purchase Class A shares at net asset value. These investments will also be included for purposes of the discount privileges and programs described above.

      The Fund may sell Class A and Class B shares at net asset value without an initial sales charge or a CDSC to the current and retired Trustees (and their families), current and retired employees (and their families) of Chase, the Fund's distributor and transfer agent or any affiliates or subsidiaries thereof, registered representatives and other employees (and their families) of broker-dealers having selected dealer agreements with the Fund's distributor, employees (and their families) of financial institutions having selected dealer agreements with the Fund's distributor (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of Vista fund shares) financial institution trust departments investing an aggregate of $1 million or more in the Vista Family of Funds and clients of certain administrators of tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in the Vista Family of Funds.

      No initial sales charge will apply to the purchase of Class A shares of the Fund by an investor seeking to invest the proceeds of a qualified retirement plan where a portion of the plan was invested in the Vista Family of

Funds, any qualified retirement plan with 50 or more participants, or an individual participant in a tax-qualified plan making a tax-free rollover or transfer of assets from the plan in which Chase or an affiliate serves as trustee or custodian of the plan or manages some portion of the plan's assets.

      Purchases of Class A shares of the Fund may be made with no initial sales charge through an investment adviser or financial planner who charges a fee for their services. Purchases of Class A shares of the Fund may be made with no initial sales charge (i) by an investment adviser, broker or financial planner, provided arrangements are preapproved and purchases are placed through an omnibus account with the Fund or (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent. Such purchases may be made for retirement and deferred compensation plans and trusts used to fund those plans.

      Purchases of Class A shares of the Fund may be made with no initial sales charge in accounts opened by a bank, trust company or thrift institution which is acting as a fiduciary, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund, the Fund's distributor or the Vista Service Center.

      Shareholders of record of any Vista Fund as of November 30, 1990 and certain immediate family members may purchase Class A shares of the Fund with no initial sales charge for as long as they continue to own Class A shares of any Vista fund, provided there is no change in account registration. Shareholders of record of any portfolio of The Hanover Funds, Inc. or The Hanover Investment Funds, Inc. as of May 3, 1996 and certain related investors may purchase Class A shares of the Fund with no initial sales charge for as long as they continue to own shares of any Vista fund following this date, provided there is no change in account registration.

      The Fund may sell shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition by the Fund of assets of an investment company or personal holding company and the CDSC will be waived on redemption of shares arising out of death or disability or in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of Class B shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The SAI contains additional information about purchasing the Fund's shares at reduced sales charges.

      The Fund reserves the right to change any of these policies on purchases without an initial sales charge at any time and may reject any such purchase request.

      Shareholders of other Vista funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, shares of the Fund at net asset value.

How to Sell Shares

      You can sell your shares to the Fund any day the New York Stock Exchange is open, either directly to the Fund or through your investment representative. The Fund will only redeem shares for which it has received payment.

      Selling shares directly to the Fund. Send a signed letter of instruction to the Vista Service Center, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the Fund receives your request in proper form, less any applicable CDSC. In order to receive that day's net asset value, the Vista Service Center must receive your request before the close of regular trading on the New York Stock Exchange.

      If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee.

      If you want your redemption proceeds sent to an address other than your address as it appears on Vista's records, a signature guarantee is required. The Fund usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Vista Service Center for details.

      The Fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

     You may use Vista's Telephone Redemption Privilege to redeem shares valued up to $100,000 from your account unless you have notified the Vista Service Center of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, the Fund will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide the Fund with his or her account registration and address as it appears on the Fund's records.

      The Vista Service Center will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult the Vista Service Center.

      During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Vista Service Center by telephone. In this event, you may wish to submit a written redemption request, as described above, or contact your investment representative. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

      Systematic withdrawal. You can make regular withdrawals of $100 or more monthly, quarterly, or semiannually from an account valued at $5,000 or more ($10,000 for Class B accounts, not to exceed 12% per year).

      Selling shares through your investment representative. Your investment representative must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Vista Service Center, and may charge you for its services.

      Redemption of accounts of less than $500. The Fund may involuntarily redeem your shares if at such time the aggregate net asset value of the shares in your account is less than $500. In the event of any such redemption, you will receive at least 60 days notice prior to the redemption. In the event the Fund redeems Class B shares pursuant to this provision, no CDSC will be imposed.

How to Exchange Your Shares

      You can exchange your shares for shares of the same class of certain other Vista funds at net asset value beginning 15 days after purchase. Not all Vista funds offer all classes of shares. The prospectus of the other Vista fund into which shares are being exchanged should be read carefully and retained for future reference. If you exchange shares subject to CDSC, the transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. The CDSC will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest CDSC applicable to your class of shares. In computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

      An exchange of Class B shares into any of the Vista money market funds other than the Class B shares of the Vista Prime Money Market Fund will be treated as a redemption -- and therefore subject to the conditions of the CDSC -- and a subsequent purchase. Class B shares of any Vista non-money market Fund may be exchanged into the Class B shares of the Vista Prime Money Market Fund in order to continue the aging of the initial purchase of such shares.

      To exchange your shares, simply complete an Exchange Authorization Form and send it to the Vista Service Center. The form is available from the Vista Service Center. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. The Vista Service Center's procedures for telephone transactions are described under "How to Sell Shares." The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding. Ask your investment representative or the Vista Service Center for prospectuses of other Vista funds. Shares of certain Vista funds are not available to residents of all states.

      The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Vista management or the Trustees believe doing so would be in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. In addition, any shareholder who makes more than ten exchanges of shares involving a Fund in a year or three in a calendar quarter will be charged a $5.00 administration fee for each such exchange. Shareholders would be notified of any such action to the extent required by law. Consult the Vista Service Center before requesting an exchange. See the SAI to find out more about the exchange privilege.

      Reinstatement privilege. Class A shareholders have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of the redemption, accompanied by payment for the shares (not in excess of the redemption). Class B shareholders who have redeemed their shares and paid a CDSC with such redemption may purchase Class A shares with no initial sales charge (in an amount not in excess of their redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B shares.

HOW THE FUND VALUES ITS SHARES

      The net asset value of each class of the Fund's shares is determined once daily based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time, however, options are priced at 4:15 p.m.), on each business day of the Fund, by dividing the net assets of the Fund attributable to that class by the total number of outstanding shares of that class. Values of assets held by the Fund (i.e., the value of its investment in the Portfolio and its other assets) are determined on the basis of their market or other fair value, as described in the SAI.

HOW DISTRIBUTIONS ARE MADE; TAX INFORMATION

      The Fund distributes any net investment income at least semi-annually and any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. Distributions paid by the Fund with respect to Class A shares will generally be greater than those paid with respect to Class B shares because expenses attributable to Class B shares will generally be higher.

      You can choose from three distribution options: (1) reinvest all distributions in additional Fund shares without a sales charge; (2) receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares without a sales charge; or (3) receive all distributions in cash. You can change your distribution option by notifying the Vista Service Center in writing. If you do not select an option when you open your account, all distributions will be reinvested. All distributions not paid in cash will be reinvested in shares of the class on which the distributions are paid. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the quarter in which the reinvestment occurs.

      If a check representing Fund distribution is not cashed within a specified period, the Vista Service Center will notify you that you have the option of requesting another check or reinvesting the distribution in the Fund or in another Vista fund. If the Vista Service Center does not receive your election, the distribution will be reinvested in the Fund. Similarly, if correspondence sent by the Fund or the Vista Service Center is returned as "undeliverable," distributions will automatically be reinvested in the Fund.

      The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Fund intends to distribute substantially all of its ordinary income and capital gain net income on a current basis. If the Fund does not qualify as a regulated investment company for any taxable year or does not make such distributions, the Fund will be subject to tax on all of its income and gains.

      All Fund distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

      Investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. Since more than 50% of the value of the total assets of the Fund at the close of the Fund's taxable year is anticipated to be stock or securities of foreign corporations, the Fund may elect to "pass through" to its shareholders the amount of foreign taxes paid by the Fund.

      Investors should be careful to consider the tax implications of purchasing shares just prior to the next distribution date. Those investors purchasing shares just prior to a distribution will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of such purchase reflected the amount of such distribution.

      Early in each calendar year the Fund will notify you of the amount and tax status of distributions paid to you by the Fund for the preceding year.

      The foregoing is a summary of certain federal income tax consequences of investing in the Fund. You should consult your tax adviser to determine the precise effect of an investment in the Fund on your particular tax situation (including possible liability for state and local taxes and, for foreign shareholders, U.S. withholding taxes).

OTHER INFORMATION CONCERNING THE FUND

                              Distribution Plans

      The Fund's distributor is Vista Broker-Dealer Services, Inc. ("VBDS"). VBDS is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. The Trust has adopted Rule 12b-1 distribution plans for Class A and Class B shares which provide that the Fund will pay distribution fees at annual rates of up to 0.25% and 0.75% annually of the average daily net assets attributable to Class A and Class B shares of the Fund, respectively. Payments under the distribution plans shall be used to compensate or reimburse the Fund's distributor and broker-dealers for services provided and expenses incurred in connection with the sale of Class A and Class B shares, and are not tied to the amount of actual expenses incurred. Payments may be used to compensate broker-dealers with trail or maintenance commissions at an annual rate of up to 0.25% of the average daily net asset value of Class A or Class B shares maintained in the Fund by customers of these broker-dealers. Trail or maintenance commissions are paid to broker-dealers beginning the 13th month following the purchase of shares by their customers. Some activities intended to promote the sale of Class A and Class B shares will be conducted generally by the Vista Family of Funds, and activities intended to promote the Fund's Class A and Class B shares may also benefit the Fund's other shares and other Vista funds.

      VBDS may provide promotional incentives to broker-dealers that meet specified sales targets for one or more Vista funds. These incentives may include gifts of up to $100 per person annually; an occasional meal, ticket to a sporting event or theater or entertainment for broker-dealers and their guests; and payment or reimbursement for travel expenses, including lodging and meals, in connection with attendance at training and educational meetings within and outside the U.S.
                         Shareholder Servicing Agents

      The Trust has entered into shareholder servicing agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers who beneficially own Class A or Class B shares of the Fund. These services include assisting with purchase and redemption transactions, maintaining shareholder accounts and records, furnishing customer statements, transmitting shareholder reports and communications to customers and other similar shareholder liaison services. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of Class A and Class B shares of the Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship. Shareholder servicing agents may subcontract with other parties for the provision of shareholder support services.

      Shareholder servicing agents may offer additional services to their customers, including specialized procedures for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption plans. Each shareholder servicing agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain shareholder servicing agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees an amount not exceeding such other fees or the fees for their services as shareholder servicing agents.

                      Administrator and Sub-Administrator

      Chase acts as the administrator for the Fund and the Portfolio and is entitled to receive from each of the Fund and the Portfolio a fee computed daily and paid monthly at an annual rate equal to 0.05% of their respective average daily net assets.

      VBDS provides certain sub-administrative services to the Fund pursuant to its distribution and sub- administration agreement and is entitled to receive a fee for these services from the Fund at an annual rate equal to 0.05% of the Fund's average daily net assets. VBDS has agreed to use a portion of this fee to pay for certain expenses incurred in connection with organizing new series of the Trust and certain other ongoing expenses of the Trust. VBDS is located at 125 West 55th Street, New York, New York 10019.

                                   Custodian

      Chase acts as custodian and fund accountant for the Fund and receives compensation under an agreement with the Trust. Fund securities and cash may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees.

                                   Expenses

      The Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees: registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Fund's custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Fund. Shareholder servicing and distribution fees are allocated to specific classes of the Fund. In addition, the Fund may allocate transfer agency and certain other expenses by class. Service providers to the Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.


                    Organization and Description of Shares

      The Fund is a portfolio of Mutual Fund Group, an open-end management investment company organized as a Massachusetts business trust in 1987 (the "Trust"). The Trust has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each class of the Fund generally vote together except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

      The Fund issues multiple classes of shares. This Prospectus relates only to Class A and Class B shares of the Fund. The Fund offers other classes of shares in addition to these classes. The categories of investors that are eligible to purchase shares and minimum investment requirements may differ for each class of Fund shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which will affect the relative performance of the different classes. Investors may call 1-800-34-VISTA to obtain additional information about other classes of shares of the Fund that are offered. Any person entitled to receive compensation for selling or servicing shares of the Fund may receive different levels of compensation with respect to one class of shares over another.

      The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. The Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust.

      Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.


            Unique Characteristics of Master/Feeder Fund Structure

      Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Fund invests all of its investable assets in the Portfolio, a separate registered investment company. Therefore, a shareholder's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, other investors investing in the Portfolio are not required to sell their shares at the same public offering prices as the Fund. Shareholders of the Fund should be aware that these differences may result in differences in returns experienced in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures.

      Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. However, this possibility also exists for traditionally structured funds which have large or institutional investors. Funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as do the Fund's shareholders. Shares of the Fund for which no voting instructions have been received will be voted in the same proportion as those shares for which voting instructions are received. Certain changes in the Portfolio's objective, policies or restrictions may require the Trust to withdraw the Fund's interest in the Portfolio. Any withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Portfolio). The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

      State securities regulations generally do not permit the same individuals who are disinterested Trustees of the Trust to be Trustees of the Portfolio absent the adoption of written procedures by a majority of the disinterested Trustees of the Trust reasonably appropriate to deal with potential conflicts of interest up to and including creating a separate Board of Trustees. The Trustees of the Trust, including a majority of the disinterested Trustees, have adopted procedures they believe are reasonably appropriate to deal with any conflict of interest up to and including creating a separate Board of Trustees.

      Investors in the Fund may obtain information about whether an investment in the Portfolio may be available through other funds by writing the Vista Service Center.

                          Certain Regulatory Matters

      Banking laws, including the Glass-Steagall Act as currently interpreted, prohibit bank holding companies and their affiliates from sponsoring, organizing, controlling, or distributing shares of, mutual funds, and generally prohibit banks from issuing, underwriting, selling or distributing securities. These laws do not prohibit banks or their affiliates from acting as investment adviser, administrator or custodian to mutual funds or from purchasing mutual fund shares as agent for a customer. Chase and the Trust believe that Chase (including its affiliates) may perform the services to be performed by it as described in this Prospectus without violating such laws. If future changes in these laws or interpretations required Chase to alter or discontinue any of these services, it is expected that the Board of Trustees would recommend alternative arrangements and that investors would not suffer adverse financial consequences. State securities laws may differ from the interpretations of banking law described above and banks may be required to register as dealers pursuant to state law.

      Chase and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of the Fund, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Chase and its affiliates deal, trade and invest for their own accounts in U.S. Government obligations, municipal obligations and commercial paper and are among the leading dealers of various types of U.S. Government obligations and municipal obligations. Chase and its affiliates may sell U.S. Government obligations and municipal obligations to, and purchase them from, other investment companies sponsored by the Fund's distributor or affiliates of the distributor. Chase will not invest the Fund's assets in any U.S. Government obligations, municipal obligations or commercial paper purchased from itself or any affiliate, although under certain circumstances such securities may be purchased from other members of an underwriting syndicate in which Chase or an affiliate is a non-principal member. This restriction may limit the amount or type of U.S. Government obligations, municipal obligations or commercial paper available to be purchased by the Fund. Chase has informed the Fund that in making its investment decisions, it does not obtain or use material inside information in the possession of any other division or department of Chase, including the division that performs services for the Fund as custodian, or in the possession of any affiliate of Chase. Shareholders of the Fund should be aware that, subject to applicable legal or regulatory restrictions, Chase and its affiliates may exchange among themselves certain information about the shareholder and his account. Transactions with affiliated broker-dealers will only be executed on an agency basis in accordance with applicable federal regulations.

PERFORMANCE INFORMATION

      The Fund's investment performance may from time to time be included in advertisements about the Fund. Performance is calculated separately for each class of shares. "Yield" for each class of shares is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share of such class on the last day of that period.

      "Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the maximum public offering price (in the case of Class A shares) or reflecting the deduction of any applicable contingent deferred sales charge (in the case of Class B shares). Total return reflects the deduction of the maximum initial sales charge in the case of Class A shares, but does not reflect the deduction of any contingent deferred sales charge in the case of Class B shares. Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if such sales charges were used.

      All performance data is based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, the Fund's operating expenses and which class of shares you purchase. Investment performance also often reflects the risks associated with the Fund's investment objectives and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. Quotation of investment performance for any period when a fee waiver or expense limitation was in effect will be greater than if the waiver or limitation had not been in effect. The Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services. See the SAI.

MAKE THE MOST OF YOUR VISTA PRIVILEGES

The following services are available to you as a Vista mutual fund shareholder.

o SYSTEMATIC INVESTMENT PLAN - Invest as much as you wish ($100 or more) in the first or third week of any month. The amount will be automatically transferred from your checking or savings account.

o SYSTEMATIC WITHDRAWAL - Make regular withdrawals of $100 or more monthly, quarterly, or semiannually from an account valued at $5,000 or more ($10,000 for Class B accounts).

o SYSTEMATIC EXCHANGE - Transfer assets automatically from one Vista account to another on a regular, prearranged basis. There is no additional charge for this service.

o FREE EXCHANGE PRIVILEGE - Exchange money between Vista funds in the same class of shares without charge. The exchange privilege allows you to adjust your investments as your objectives change.
      A signature guarantee is required for exchanges of more than $500,000.

Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange and systematic withdrawal or exchange.

o REINSTATEMENT PRIVILEGE - Class A shareholders have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of the redemption, accompanied by payment for the shares (not in excess of the redemption).

      Class B shareholders who have redeemed their shares and paid a CDSC with such redemption may purchase Class A shares with no initial sales charge (in an amount not in excess of their redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B shares.

For more information about any of these services and privileges, call your shareholder servicing agent, investment representative or the Vista Service Center at 1-800-34-VISTA. These privileges are subject to change or termination.

VISTA FAMILY OF FUNDS

Vista Service Center
P.O. Box 419392
Kansas City, MO 64141-6392

Transfer Agent
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105

Legal Counsel
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

                                   PROSPECTUS

                         VISTA[SM] SMALL CAP EQUITY FUND
                             Class A and B Shares

                                  May 6, 1996

      Investment Strategy:  Capital Growth

      This Prospectus explains concisely what you should know before investing. Please read it carefully and keep it for future reference. You can find more detailed information about the Fund in its May 6, 1996 Statement of Additional Information, as amended periodically (the "SAI"). For a free copy of the SAI, call the Vista Service Center at 1-800-34-VISTA. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      INVESTMENTS IN THE FUND ARE SUBJECT TO RISK--INCLUDING POSSIBLE LOSS OF PRINCIPAL--AND WILL FLUCTUATE IN VALUE. SHARES OF THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS



Expense Summary
The expenses you might pay on your Fund investment, including examples.

Financial Highlights
How the Fund has performed...........................................

Fund Objective.......................................................

Investment Policies
The kinds of securities in which the Fund invests,
investment policies and techniques, and risks........................

Management
Chase Manhattan Bank, the Fund's adviser; Chase Asset Management, the Fund's sub-adviser, and the individuals who manage the Fund......

About Your Investment
Alternative sales arrangements.......................................

How to Buy, Sell and Exchange Shares.................................

How the Fund Values its Shares.......................................

How Distributions are Made; Tax Information
How the Fund distributes its earnings, and
tax treatment related to those earnings..............................

Other Information Concerning the Fund
Distribution plans, shareholder servicing agents, administration, custodian, expenses, organization and regulatory matters.............

Performance Information
How performance is determined, stated and/or advertised..............

Make the Most of Your Vista Privileges...............................

EXPENSE SUMMARY

      Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs and estimated annual expenses from investing in the Fund based on expenses incurred in the most recent fiscal year. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

                                                        Class A       Class B
Shareholder Transaction Expenses                        Shares        Shares
                                                        -------       -------
Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price)...................   4.75%          None

Maximum Deferred Sales Charge
(as a percentage of the lower of original
purchase price or redemption proceeds)(*).............   None          5.00%

Annual Fund Operating Expenses
(as a percentage of average net assets)

Investment Advisory Fee...............................   0.65%         0.65%

12b-1 Fee(**).........................................   0.25%         0.75%

Shareholder Servicing Fee.............................   None          0.25%

Other Expenses........................................   0.60%         0.60%
                                                         -----         -----

Total Fund Operating Expense..........................   1.50%(***)    2.25%
                                                         ==========    =====

Examples

      Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                    1 Year      3 Years     5 Years     10 Years
                                    ------      -------     -------     --------

Class A Shares(+)................   $62         $93         $125        $218

Class B Shares:
  Assuming complete
  redemption at the
  end of the
  period(++)(+++)................   $74        $103         $143        $231

  Assuming no
  redemptions (+++)..............   $23         $70         $120        $231
-----------------------
* The maximum deferred sales charge on Class B shares applies to redemptions during the first year after purchase; the charge generally declines by 1% annually thereafter (except in the fourth year), reaching zero after six years. See "How to Buy, Sell and Exchange Shares."

** Long-term shareholders in mutual funds with 12b-1 fees, such as Class A and Class B shareholders of the Fund, may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc. ("NASD").
*** Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year to the extent necessary to prevent Total Fund Operating Expenses of Class A shares of the Fund for such period from exceeding the amount indicated.
+ Assumes deduction at the time of purchase of the maximum sales charge, as applicable.
++ Assumes deduction at the time of redemption of the maximum applicable deferred sales charge.
+++ Ten-year figures assume conversion of Class B shares to Class A shares eight years after purchase. See "How to Buy, Sell and Exchange Shares."

      The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. The examples should not be considered representations of past or future expenses or returns; actual expenses and returns may be greater or less than shown.

      Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund. The Fund understands that Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts. See "Other Information Concerning the Fund."

FINANCIAL HIGHLIGHTS

      The table set forth below provides selected per share data and ratios for both Class A and Class B shares. The information has been audited by Price Waterhouse LLP, the Fund's independent accountants, whose report on the financial statements which includes this information and the financial statements are incorporated by reference into this Prospectus. The Fund's Annual Report for the fiscal year ended October 31, 1995 includes these financial statements and is available without charge upon request.

                          VISTA SMALL CAP EQUITY FUND

                                                                             12/20/94*         3/28/95**
                                                                              through           through
                                                                             10/31/95          10/31/95+
                                                                             --------          ---------
                                                                              Class A           Class B
                                                                              Shares             Shares
                                                                             --------          ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of Period ..............................           $ 10.00            $ 11.39
                                                                              -------            -------
Income From Investment Operations:
   Net Investment Income ..........................................             0.060             (0.018)
   New Gains or Losses in Securities (both realized and unrealized)             5.056              3.669
                                                                              -------            -------
     Total from Investment Operations .............................             5.116              3.651
                                                                              -------            -------
LESS DISTRIBUTIONS:
   Dividends from Net Investment Income ...........................             0.042              0.027
   Distributions from Capital Gains ...............................             0.004              0.004
                                                                              -------            -------
     Total Distributions ..........................................             0.046              0.031
                                                                              -------            -------
   Net Asset Value, End of Period .................................           $ 15.07            $ 15.01
                                                                              =======            =======
   Total Return(1) ................................................             51.25%             32.09%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000 omitted) ........................           $43,739            $21,624
   Ratio of Expenses to Average Net Assets # ......................              1.51%              2.24%
   Ratio of Net Investment Income to Average Net Assets # .........              0.52%             (0.25%)
   Ratio of Expenses Without Waivers and Assumption of Expenses to
     Average Net Assets # .........................................              2.67%              3.23%
   Ratio of Net Investment Income Without Waivers and Assumption
     of Expenses to Average Assets # ..............................             (0.64%)            (1.24%)
   [Portfolio Turnover Rate .......................................                75%                75%



#   Short periods have been annualized.
*   Commencement of operations.
**  Commencement of offering shares.
(1) Total rates of return are calculated before taking into account any sales load for Class A shares or any contingent deferred sales charge for Class B shares. + Calculated based upon weighted average shares outstanding during the period.

FUND OBJECTIVE

      Vista Small Cap Equity Fund seeks long-term capital growth. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

INVESTMENT POLICIES

Investment Approach

      Under normal market conditions, the Fund will invest at least 80% of its total assets in equity securities and at least 65% of its total assets in equity securities of smaller companies (i.e., those with market capitalizations of $750 million or less at the time of purchase). The Fund's advisers intend to utilize both quantitative and fundamental research to identify undervalued stocks with a catalyst for positive change. Current income is an incidental consideration to the Fund's objective. You should be aware that an investment in smaller companies may be more volatile than investments in companies with greater capitalization, as described under "Risk Factors" below.

      The Fund is classified as a "non-diversified" fund under federal securities law. The Fund's assets may be more concentrated in the securities of any single issuer or group of issuers than if the Fund were diversified.

      The Fund may invest any portion of its assets not invested in equity securities in high quality money market instruments and repurchase agreements. For temporary defensive purposes, the Fund may invest without limitation in these instruments. To the extent that the Fund departs from its investment policies during temporary defensive periods, its investment objective may not be achieved.

Other Investment Practices

      The Fund may also engage in the following investment practices, when consistent with the Fund's overall objective and policies. These practices, and certain associated risks, are more fully described in the SAI.

      Foreign Securities. The Fund may invest up to 20% of its total assets in foreign securities, including Depositary Receipts. Since foreign securities are normally denominated and traded in foreign currencies, the values of the Fund's foreign investments may be affected favorably or unfavorably by currency exchange rates and exchange control regulations. There may be less information publicly available about foreign companies than U.S. companies, and they are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. The securities of foreign companies may be less liquid and more volatile than the securities of comparable U.S. companies. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad) and expenses. It is possible that nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments could affect the value of the Fund's investments in certain foreign countries. Foreign laws may restrict the ability to invest in certain issuers and special tax considerations will apply to foreign securities. The risks can increase if the Fund invests in securities of issuers in emerging markets.

      The Fund may invest its assets in securities of foreign issuers in the form of American Depositary Receipts, European Depositary Receipts or other similar securities representing securities of foreign issuers (collectively, "Depositary Receipts"). The Fund treats Depositary Receipts as interests in the underlying securities for purposes of its investment policies. The Fund will limit its investment in Depositary Receipts not sponsored by the issuer of the underlying securities to no more than 5% of the value of its net assets (at the time of investment).

      Money Market Instruments. The Fund may invest in cash or high-quality, short-term money market instruments. Such instruments may include U.S. Government securities, commercial paper of domestic and foreign issuers and obligations of domestic and foreign banks. Investments in foreign money market instruments may involve certain risks associated with foreign investment.

      Repurchase Agreements and Forward Commitments. The Fund may enter into agreements to purchase and resell securities at an agreed-upon price and time. These transactions must be fully collateralized at all times. The Fund may purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction.

      Borrowings and Reverse Repurchase Agreements. The Fund may borrow money from banks for temporary or short-term purposes, but will not borrow for leveraging purposes. The Fund may also sell and simultaneously commit to repurchase a portfolio security at an agreed-upon price and time, to avoid selling securities during unfavorable market conditions in order to meet redemptions. Whenever the Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). The Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws.

      Stand-By Commitments. The Fund may enter into put transactions, including transactions sometimes referred to as stand-by commitments, with respect to money market instruments in its portfolio. In these transactions, the Fund would acquire the right to sell a security at an agreed upon price within a specified period prior to its maturity date. These transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction. Acquisition of puts will have the effect of increasing the cost of the securities subject to the put and thereby reducing the yields otherwise available from such securities.

      Convertible Securities. The Fund may invest up to 20% of its net assets in convertible securities, which are securities generally offering fixed interest or dividend yields which may be converted either at a stated price or stated rate for common or preferred stock. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase, and increase as interest rates decline. Because of the conversion feature, the market value of convertible securities also tends to vary with fluctuations in the market value of the underlying common or preferred stock.

      Other Investment Companies. The Fund may invest up to 10% of its total assets in shares of other investment companies, subject to applicable regulatory limitations.

      STRIPS. The Fund may invest up to 20% of its total assets in separately traded principal and interest components of securities backed by the full faith and credit of the U.S. Government, including instruments known as "STRIPS". The interest component of these instruments may be more volatile than that of similar government securities with comparable maturities.

      Derivatives and Related Instruments. The Fund may invest its assets in derivative and related instruments to hedge various market risks or to increase the Fund's income or gain. Some of these instruments will be subject to asset segregation requirements to cover the Fund's obligations. The Fund may (i) purchase, write and exercise call and put options on securities and securities indexes (including using options in combination with securities, other options or derivative instruments); (ii) enter into swaps, futures contracts and options on futures contracts; (iii) employ forward currency contracts; and (iv) purchase and sell structured products, which are instruments designed to restructure or reflect the characteristics of certain other investments.

      There are a number of risks associated with the use of derivatives and related instruments and no assurance can be given that any strategy will succeed. The value of certain derivatives or related instruments in which the Fund invests may be particularly sensitive to changes in prevailing economic conditions and market value. The ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Fund's advisers to forecast these factors correctly. Inaccurate forecasts could expose the Fund to a risk of loss. There can be no guarantee that there will be a correlation between price movements in a hedging instrument and in the portfolio assets being hedged. The Fund is not required to use any hedging strategies. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. Derivatives transactions not involving hedging may have speculative characteristics, involve leverage and result in more risk to the Fund than hedging strategies using the same instruments. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a derivatives position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in derivatives markets. In certain instances, particularly those involving over-the-counter transactions or forward contracts, there is a greater potential that a counterparty or broker may default. In the event of a default, the Fund may experience a loss. For additional information, concerning derivatives, related instruments and the associated risks, see the SAI.

Limiting Investment Risks

      Specific investment restrictions help the Fund limit investment risks for its shareholders. These restrictions prohibit the Fund from: (a) with respect to 50% of its assets, holding more than 10% of the voting securities of any issuer;
(b) investing more than 15% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees); or (c) investing more than 25% of its total assets in any one industry. A complete description of these and other investment policies is included in the SAI. Except for the Fund's investment objective, restriction (c) and investment policies designated as fundamental in the SAI, the Fund's investment policies are not fundamental. The Trustees may change any non-fundamental policy without shareholder approval.

Risk Factors

      The net asset value of the shares of the Fund can be expected to fluctuate based on the value of the securities in the Fund's portfolio. The Fund is aggressively managed and, therefore, the value of its shares is subject to greater fluctuation and an investment in its shares involves a higher degree of risk than an investment in a conservative equity fund or a growth fund investing entirely in proven growth equities. An investment in the Fund should not be considered a complete investment program and may not be appropriate for all investors.

      The securities of smaller companies often trade less frequently and in more limited volume, and may be subject to more abrupt or erratic price movements, than securities of larger, more established companies. Such companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Because the Fund is "non-diversified," the value of the its shares more susceptible to developments affecting issuers in which the Fund invests.

      For a discussion of certain other risks associated with the Fund's additional investment activities, see "Other Investment Practices" above.

MANAGEMENT

The Fund's Advisers

      The Chase Manhattan Bank ("Chase") acts as investment adviser to the Fund pursuant to an Investment Advisory Agreement and has overall responsibility for investment decisions of the Fund, subject to the oversight of the Board of Trustees. Chase is a wholly-owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase and its predecessors have over 100 years of money management experience. For its investment advisory services to the Fund, Chase is entitled to receive an annual fee computed daily and paid monthly based at an annual rate equal to 0.65% of the Fund's average daily net assets. Chase is located at 270 Park Avenue, New York, New York 10017.

      Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to the Fund pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly-owned operating subsidiary of Chase. CAM makes investment decisions for the Fund on a day-to-day basis. For these services, CAM receives a fee, payable by Chase from its advisory fee, in a mutually agreed amount. CAM was recently formed for the purpose of providing discretionary investment advisory services to institutional clients and to consolidate Chase's investment management function. The same individuals who serve as portfolio managers for Chase also serve as portfolio managers for CAM. CAM is located at 1211 Avenue of the Americas, New York, New York 10036.

     Portfolio Managers. Dave Klassen, Director of Domestic Equity Management, and Jill Greenwald, Vice President, of Chase, are responsible for the day-to-day management of the Fund's portfolio. Mr. Klassen joined Chase in March 1992 and, in addition to managing the Fund, is responsible for managing several pooled equity funds. Prior to joining Chase, Mr. Klassen was a vice president and portfolio manager at Dean Witter Reynolds, responsible for managing several mutual funds and other accounts. Ms. Greenwald joined Chase in 1993, specializing in small cap issues. Prior to joining Chase, Ms. Greenwald was a Director for Prudential Equity Investors and a Senior Analyst for Fred Alger Management, Inc. with concentrations in consumer, technology and transportation issues.

ABOUT YOUR INVESTMENT

Alternative Sales Arrangements

      Class A shares. An investor who purchases Class A shares pays a sales charge at the time of purchase. As a result, Class A shares are not subject to any sales charges when they are redeemed. Certain purchases of Class A shares qualify for reduced sales charges. Class A shares have lower combined 12b-1 and service fees than Class B shares. See "How to Buy, Sell and Exchange Shares" and "Other Information Concerning the Fund."

      Class B shares. Class B shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge ("CDSC") if redeemed within a specified period after purchase. Class B shares also have higher combined 12b-1 and service fees than Class A shares.

     Class B shares automatically convert into Class A shares, based on relative net asset value, eight years after purchase. For more information about the conversion of Class B shares, see the SAI. This discussion will include information about how shares acquired through reinvestment of distributions are treated for conversion purposes. Class B shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made. Until conversion, Class B shares will have a higher expense ratio and pay lower dividends than Class A shares because of the higher combined 12b-1 and service fees. See "How to Buy, Sell and Exchange Shares" and "Other Information Concerning the Fund."

      Which arrangement is best for you? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge might consider Class B shares. Orders for Class B shares for $250,000 or more will be treated as orders for Class A shares or declined. For more information about these sales arrangements, consult your investment representative or the Fund's distributor.

HOW TO BUY, SELL AND EXCHANGE SHARES

How to Buy Shares

      You can open a fund account with as little as $2,500 ($1,000 for IRAs and SEP-IRAs) and make additional investments at any time with as little as $100. You can buy fund shares three ways-through an investment representative, through the Fund's distributor by calling the Vista Service Center, or through a systematic investment plan.

      All purchases made by check should be in U.S. dollars and made payable to the Vista Funds. Third party checks, except those payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership), credit cards and cash will not be accepted. The Fund reserves the right to reject any purchase order or cease offering shares for purchase at any time. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account for 15 business days. In addition, the redemption of shares through a Systematic Investment Plan will not be allowed for 7 calendar days.

      Buying shares through the Fund's distributor. Complete and return the enclosed application and your check in the amount you wish to invest to the Vista Service Center.

      Buying shares through systematic investing. You can make regular investments of $100 or more per month through automatic deduction from your bank checking or savings account. Shareholders electing to start this Systematic Investment Plan when opening an account should complete Section 8 of the account application. Current shareholders may begin such a plan at any time by sending a signed letter with signature guarantee to the Vista Service Center. Call the Vista Service Center at 1-800-34-VISTA for complete instructions.

      Shares are sold at the public offering price based on the net asset value next determined after the Vista Service Center receives your order. In most cases, in order to receive that day's public offering price, the Vista Service Center must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.

      If you are considering redeeming or exchanging shares or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange or transfer. Otherwise the Fund may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, the Fund will not issue certificates for your shares unless you request them.

Class A Shares

     The public offering price of Class A shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The Fund receives the net asset value. The sales charge is allocated between your broker-dealer and the Fund's distributor as shown in the following table, except when the Fund's distributor, in its discretion, allocates the entire amount to your broker-dealer.

-------------------------------------------------------------------------------
                               Sales charge as a
                                percentage of:        Amount of sales charge
 Amount of transaction at   Offering    New amount   reallowed to dealers as a
    offering price($)         price       invested  percentage of offering price
-------------------------------------------------------------------------------
Under 100,000                  4.75       4.99                 4.00
-------------------------------------------------------------------------------
100,000 but under 250,000      3.75       3.90                 3.25
-------------------------------------------------------------------------------
250,000 but under 500,000      2.50       2.56                 2.25
-------------------------------------------------------------------------------
500,000 but under 1,000,000    2.00       2.04                 1.75
-------------------------------------------------------------------------------

         There is no initial sales charge on purchases of Class A shares of $1 million or more.

         Except as stated below, the Fund's distributor pays broker-dealers commissions on sales of Class A shares of $1 million or more based on an investor's cumulative purchases (excluding money market funds) during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $2.5 million, 0.75% of the next $7.5 million, 0.50% of the next $40 million and 0.20% thereafter. On sales at net asset value to a participant-directed qualified retirement plan initially investing less than $20 million in the Vista Family of Funds (including a plan with at least 50 eligible employees), the Fund's distributor pays commissions during each one-year measuring period, determined as described above, at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million and 0.50% thereafter. On sales at net asset value to all other participant-directed qualified retirement plans, the Fund's distributor pays commissions on the initial investment and on subsequent net quarterly sales at a rate of 0.15%.

Class B Shares

      Class B shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within a specified period after purchase, as shown in the table below. The following types of shares may be redeemed without charge at any time: (i) shares acquired by reinvestment of distributions and (ii) shares otherwise exempt from the CDSC, as described in "How to Buy Shares-General". For other shares, the amount of the charge is determined as a percentage of the lesser of the current market value or the cost of shares being redeemed.

      Year        1     2     3     4     5     6     7     8+
      --------------------------------------------------------
      CDSC        5%    4%    3%    3%    2%    1%    0%    0%

      In determining whether a CDSC is payable on any redemption, the Fund will first redeem shares not subject to any charge, and then shares held longest during the CDSC period. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from the CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price. For information on how sales charges are calculated if you exchange your shares, see "How to Exchange Your Shares." The Fund's distributor pays broker-dealers a commission of [4.00%] of the offering price on sales of Class B shares, and the distributor receives the entire amount of any CDSC you pay.

General

      You may be eligible to buy Class A shares at reduced sales charges. Consult your investment representative or the Vista Service Center for details about Vista's combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, employee benefit plans, and other plans. Descriptions are also included in enclosed application and in the SAI.

      A participant-directed employee benefit plan participating in a "multi-fund" program approved by the Board of Trustees may include amounts invested in the other mutual funds participating in such program for purposes of determining whether the plan may purchase Class A shares at net asset value. These investments will also be included for purposes of the discount privileges and programs described above.

      The Fund may sell Class A and Class B shares at net asset value without an initial sales charge or a CDSC to the current and retired Trustees (and their families), current and retired employees (and their families) of Chase, the Fund's distributor and transfer agent or any affiliates or subsidiaries thereof, registered representatives and other employees (and their families) of broker-dealers having selected dealer agreements with the Fund's distributor, employees (and their families) of financial institutions having selected dealer agreements with the Fund's distributor (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of Vista fund shares) financial institution trust departments investing an aggregate of $1 million or more in the Vista Family of Funds and clients of certain administrators of tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in the Vista Family of Funds.

      No initial sales charge will apply to the purchase of Class A shares of the Fund by an investor seeking to invest the proceeds of a qualified retirement plan where a portion of the plan was invested in the Vista Family of Funds, any qualified retirement plan with 50 or more participants, or an individual participant in a tax-qualified plan making a tax-free rollover or transfer of assets from the plan in which Chase or an affiliate serves as trustee or custodian of the plan or manages some portion of the plan's assets.

      Purchases of Class A shares of the Fund may be made with no initial sales charge through an investment adviser or financial planner who charges a fee for their services. Purchases of Class A shares of the Fund may be made with no initial sales charge (i) by an investment adviser, broker or financial planner, provided arrangements are preapproved and purchases are placed through an omnibus account with the Fund or (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent. Such purchases may be made for retirement and deferred compensation plans and trusts used to fund those plans.

      Purchases of Class A shares of the Fund may be made with no initial sales charge in accounts opened by a bank, trust company or thrift institution which is acting as a fiduciary, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund, the Fund's distributor or the Vista Service Center.

      Shareholders of record of any Vista Fund as of November 30, 1990 and certain immediate family members may purchase Class A shares of the Fund with no initial sales charge for as long as they continue to own Class A shares of any Vista fund, provided there is no change in account registration. Shareholders of record of any portfolio of The Hanover Funds, Inc. or The Hanover Investment Funds, Inc. as of May 3, 1996 and certain related investors may purchase Class A shares of the Fund with no initial sales charge for as long as they continue to own shares of any Vista fund following this date, provided there is no change in account registration.

      The Fund may sell shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition by the Fund of assets of an investment company or personal holding company and the CDSC will be waived on redemption of shares arising out of death or disability or in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of Class B shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The SAI contains additional information about purchasing the Fund's shares at reduced sales charges.

      The Fund reserves the right to change any of these policies on purchases without an initial sales charge at any time and may reject any such purchase request.

      Shareholders of other Vista funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, shares of the Fund at net asset value.

How to Sell Shares

      You can sell your shares to the Fund any day the New York Stock Exchange is open, either directly to the Fund or through your investment representative. The Fund will only redeem shares for which it has received payment.

      Selling shares directly to the Fund. Send a signed letter of instruction to the Vista Service Center, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the Fund receives your request in proper form, less any applicable CDSC. In order to receive that day's net asset value, the Vista Service Center must receive your request before the close of regular trading on the New York Stock Exchange.

      If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee.

      If you want your redemption proceeds sent to an address other than your address as it appears on Vista's records, a signature guarantee is required. The Fund usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Vista Service Center for details.

      The Fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

     You may use Vista's Telephone Redemption Privilege to redeem shares valued up to $100,000 from your account unless you have notified the Vista Service Center of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, the Fund will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide the Fund with his or her account registration and address as it appears on the Fund's records.

      The Vista Service Center will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult the Vista Service Center.

      During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Vista Service Center by telephone. In this event, you may wish to submit a written redemption request, as described above, or contact your investment representative. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

      Systematic withdrawal. You can make regular withdrawals of $100 or more monthly, quarterly, or semiannually from an account valued at $5,000 or more ($10,000 for Class B accounts, not to exceed 12% per year).

      Selling shares through your investment representative. Your investment representative must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Vista Service Center, and may charge you for its services.

      Redemption of accounts of less than $500. The Fund may involuntarily redeem your shares if at such time the aggregate net asset value of the shares in your account is less than $500. In the event of any such redemption, you will receive at least 60 days notice prior to the redemption. In the event the Fund redeems Class B shares pursuant to this provision, no CDSC will be imposed.

How to Exchange Your Shares

      You can exchange your shares for shares of the same class of certain other Vista funds at net asset value beginning 15 days after purchase. Not all Vista funds offer all classes of shares. The prospectus of the other Vista fund into which shares are being exchanged should be read carefully and retained for future reference. If you exchange shares subject to CDSC, the transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. The CDSC will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest CDSC applicable to your class of shares. In computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

      An exchange of Class B shares into any of the Vista money market funds other than the Class B shares of the Vista Prime Money Market Fund will be treated as a redemption -- and therefore subject to the conditions of the CDSC -- and a subsequent purchase. Class B shares of any Vista non-money market Fund may be exchanged into the Class B shares of the Vista Prime Money Market Fund in order to continue the aging of the initial purchase of such shares.

      To exchange your shares, simply complete an Exchange Authorization Form and send it to the Vista Service Center. The form is available from the Vista Service Center. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. The Vista Service Center's procedures for telephone transactions are described under "How to Sell Shares." The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding. Ask your investment representative or the Vista Service Center for prospectuses of other Vista funds. Shares of certain Vista funds are not available to residents of all states.

      The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Vista management or the Trustees believe doing so would be in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. In addition, any shareholder who makes more than ten exchanges of shares involving a Fund in a year or three in a calendar quarter will be charged a $5.00 administration fee for each such exchange. Shareholders would be notified of any such action to the extent required by law. Consult the Vista Service Center before requesting an exchange. See the SAI to find out more about the exchange privilege.

      Reinstatement privilege. Class A shareholders have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of the redemption, accompanied by payment for the shares (not in excess of the redemption). Class B shareholders who have redeemed their shares and paid a CDSC with such redemption may purchase Class A shares with no initial sales charge (in an amount not in excess of their redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B shares.

HOW THE FUND VALUES ITS SHARES

      The net asset value of each class of the Fund's shares is determined once daily based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time, however, options are priced at 4:15 p.m.), on each business day of the Fund, by dividing the net assets of the Fund attributable to that class by the total number of outstanding shares of that class. Values of assets held by the Fund are determined on the basis of their market or other fair value, as described in the SAI.

HOW DISTRIBUTIONS ARE MADE; TAX INFORMATION

      The Fund distributes any net investment income at least semi-annually and any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. Distributions paid by the Fund with respect to Class A shares will generally be greater than those paid with respect to Class B shares because expenses attributable to Class B shares will generally be higher.

      You can choose from three distribution options: (1) reinvest all distributions in additional Fund shares without a sales charge; (2) receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares without a sales charge; or (3) receive all distributions in cash. You can change your distribution option by notifying the Vista Service Center in writing. If you do not select an option when you open your account, all distributions will be reinvested. All distributions not paid in cash will be reinvested in shares of the class on which the distributions are paid. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the quarter in which the reinvestment occurs.

      If a check representing Fund distribution is not cashed within a specified period, the Vista Service Center will notify you that you have the option of requesting another check or reinvesting the distribution in the Fund or in another Vista fund. If the Vista Service Center does not receive your election, the distribution will be reinvested in the Fund. Similarly, if correspondence sent by the Fund or the Vista Service Center is returned as "undeliverable," distributions will automatically be reinvested in the Fund.

      The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Fund intends to distribute substantially all of its ordinary income and capital gain net income on a current basis. If the Fund does not qualify as a regulated investment company for any taxable year or does not make such distributions, the Fund will be subject to tax on all of its income and gains.

      All Fund distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

      Investors should be careful to consider the tax implications of purchasing shares just prior to the next distribution date. Those investors purchasing shares just prior to a distribution will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of such purchase reflected the amount of such distribution.

      Early in each calendar year the Fund will notify you of the amount and tax status of distributions paid to you by the Fund for the preceding year.

      The foregoing is a summary of certain federal income tax consequences of investing in the Fund. You should consult your tax adviser to determine the precise effect of an investment in the Fund on your particular tax situation (including possible liability for state and local taxes and, for foreign shareholders, U.S. withholding taxes).

OTHER INFORMATION CONCERNING THE FUND

                              Distribution Plans

      The Fund's distributor is Vista Broker-Dealer Services, Inc. ("VBDS"). VBDS is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. The Trust has adopted Rule 12b-1 distribution plans for Class A and Class B shares which provide that the Fund will pay distribution fees at annual rates of up to 0.25% and 0.75% annually of the average daily net assets attributable to Class A and Class B shares of the Fund, respectively. Payments under the distribution plans shall be used to compensate or reimburse the Fund's distributor and broker-dealers for services provided and expenses incurred in connection with the sale of Class A and Class B shares, and are not tied to the amount of actual expenses incurred. Payments may be used to compensate broker-dealers with trail or maintenance commissions at an annual rate of up to 0.25% of the average daily net asset value of Class A or Class B shares maintained in the Fund by customers of these broker-dealers. Trail or maintenance commissions are paid to broker-dealers beginning the 13th month following the purchase of shares by their customers. Some activities intended to promote the sale of Class A and Class B shares will be conducted generally by the Vista Family of Funds, and activities intended to promote the Fund's Class A and Class B shares may also benefit the Fund's other shares and other Vista funds.

      VBDS may provide promotional incentives to broker-dealers that meet specified sales targets for one or more Vista funds. These incentives may include gifts of up to $100 per person annually; an occasional meal, ticket to a sporting event or theater or entertainment for broker-dealers and their guests; and payment or reimbursement for travel expenses, including lodging and meals, in connection with attendance at training and educational meetings within and outside the U.S.

                         Shareholder Servicing Agents

      The Trust has entered into shareholder servicing agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers who beneficially own Class B shares of the Fund. These services include assisting with purchase and redemption transactions, maintaining shareholder accounts and records, furnishing customer statements, transmitting shareholder reports and communications to customers and other similar shareholder liaison services. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of Class B shares of the Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship. Shareholder servicing agents may subcontract with other parties for the provision of shareholder support services.

      Shareholder servicing agents may offer additional services to their customers, including specialized procedures for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption plans. Each shareholder servicing agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain shareholder servicing agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees an amount not exceeding such other fees or the fees for their services as shareholder servicing agents.

                     Administrator and Sub-Administrator

      Chase acts as the Fund's administrator and is entitled to receive a fee computed daily and paid monthly at an annual rate equal to 0.10% of the Fund's average daily net assets.

      VBDS provides certain sub-administrative services to the Fund pursuant to its distribution and sub- administration agreement and is entitled to receive a fee for these services from the Fund at an annual rate equal to 0.05% of the Fund's average daily net assets. VBDS has agreed to use a portion of this fee to pay for certain expenses incurred in connection with organizing new series of the Trust and certain other ongoing expenses of the Trust. VBDS is located at 125 West 55th Street, New York, New York 10019.

                                   Custodian

      Chase acts as custodian and fund accountant for the Fund and receives compensation under an agreement with the Trust. Fund securities and cash may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees.

                                   Expenses

      The Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees: registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Fund's custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Fund. Shareholder servicing and distribution fees are allocated to specific classes of the Fund. In addition, the Fund may allocate transfer agency and certain other expenses by class. Service providers to the Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

                    Organization and Description of Shares

      The Fund is a portfolio of Mutual Fund Group, an open-end management investment company organized as a Massachusetts business trust in 1987 (the "Trust"). The Trust has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each class of the Fund generally vote together except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

      The Fund issues multiple classes of shares. This Prospectus relates only to Class A and Class B shares of the Fund. The Fund offers other classes of shares in addition to these classes. The categories of investors that are eligible to purchase shares and minimum investment requirements may differ for each class of Fund shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which will affect the relative performance of the different classes. Investors may call 1-800-34-VISTA to obtain additional information about other classes of shares of the Fund that are offered. Any person entitled to receive compensation for selling or servicing shares of the Fund may receive different levels of compensation with respect to one class of shares over another.

      The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. The Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust.

      Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

                          Certain Regulatory Matters

      Banking laws, including the Glass-Steagall Act as currently interpreted, prohibit bank holding companies and their affiliates from sponsoring, organizing, controlling, or distributing shares of, mutual funds, and generally prohibit banks from issuing, underwriting, selling or distributing securities. These laws do not prohibit banks or their affiliates from acting as investment adviser, administrator or custodian to mutual funds or from purchasing mutual fund shares as agent for a customer. Chase and the Trust believe that Chase (including its affiliates) may perform the services to be performed by it as described in this Prospectus without violating such laws. If future changes in these laws or interpretations required Chase to alter or discontinue any of these services, it is expected that the Board of Trustees would recommend alternative arrangements and that investors would not suffer adverse financial consequences. State securities laws may differ from the interpretations of banking law described above and banks may be required to register as dealers pursuant to state law.

      Chase and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of the Fund, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Chase and its affiliates deal, trade and invest for their own accounts in U.S. Government obligations, municipal obligations and commercial paper and are among the leading dealers of various types of U.S. Government obligations and municipal obligations. Chase and its affiliates may sell U.S. Government obligations and municipal obligations to, and purchase them from, other investment companies sponsored by the Fund's distributor or affiliates of the distributor. Chase will not invest the Fund's assets in any U.S. Government obligations, municipal obligations or commercial paper purchased from itself or any affiliate, although under certain circumstances such securities may be purchased from other members of an underwriting syndicate in which Chase or an affiliate is a non-principal member. This restriction may limit the amount or type of U.S. Government obligations, municipal obligations or commercial paper available to be purchased by the Fund. Chase has informed the Fund that in making its investment decisions, it does not obtain or use material inside information in the possession of any other division or department of Chase, including the division that performs services for the Fund as custodian, or in the possession of any affiliate of Chase. Shareholders of the Fund should be aware that, subject to applicable legal or regulatory restrictions, Chase and its affiliates may exchange among themselves certain information about the shareholder and his account. Transactions with affiliated broker-dealers will only be executed on an agency basis in accordance with applicable federal regulations.

PERFORMANCE INFORMATION

      The Fund's investment performance may from time to time be included in advertisements about the Fund. Performance is calculated separately for each class of shares. "Yield" for each class of shares is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share of such class on the last day of that period.

      "Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the maximum public offering price (in the case of Class A shares) or reflecting the deduction of any applicable contingent deferred sales charge (in the case of Class B shares). Total return reflects the deduction of the maximum initial sales charge in the case of Class A shares, but does not reflect the deduction of any contingent deferred sales charge in the case of Class B shares. Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if such sales charges were used.

      All performance data is based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, the Fund's operating expenses and which class of shares you purchase. Investment performance also often reflects the risks associated with the Fund's investment objectives and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. Quotation of investment performance for any period when a fee waiver or expense limitation was in effect will be greater than if the waiver or limitation had not been in effect. The Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services. See the SAI.

MAKE THE MOST OF YOUR VISTA PRIVILEGES

The following services are available to you as a Vista mutual fund shareholder.

o SYSTEMATIC INVESTMENT PLAN - Invest as much as you wish ($100 or more) in the first or third week of any month. The amount will be automatically transferred from your checking or savings account.

o SYSTEMATIC WITHDRAWAL - Make regular withdrawals of $100 or more monthly, quarterly, or semiannually from an account valued at $5,000 or more ($10,000 for Class B accounts).

o SYSTEMATIC EXCHANGE - Transfer assets automatically from one Vista account to another on a regular, prearranged basis. There is no additional charge for this service.

o FREE EXCHANGE PRIVILEGE - Exchange money between Vista funds in the same class of shares without charge. The exchange privilege allows you to adjust your investments as your objectives change.
      A signature guarantee is required for exchanges of more than $500,000.

Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange and systematic withdrawal or exchange.

o REINSTATEMENT PRIVILEGE - Class A shareholders have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of the redemption, accompanied by payment for the shares (not in excess of the redemption).

      Class B shareholders who have redeemed their shares and paid a CDSC with such redemption may purchase Class A shares with no initial sales charge (in an amount not in excess of their redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B shares.

For more information about any of these services and privileges, call your shareholder servicing agent, investment representative or the Vista Service Center at 1-800-34-VISTA. These privileges are subject to change or termination.

VISTA FAMILY OF FUNDS

Vista Service Center
P.O. Box 419392
Kansas City, MO 64141-6392

Transfer Agent
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105

Legal Counsel
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

                                   PROSPECTUS

                         VISTA[SM] SMALL CAP EQUITY FUND
                             Institutional Shares

                                  May 6, 1996

      Investment Strategy:  Capital Growth

      This Prospectus explains concisely what you should know before investing. Please read it carefully and keep it for future reference. You can find more detailed information about the Fund in its May 6, 1996 Statement of Additional Information, as amended periodically (the "SAI"). For a free copy of the SAI, call the Vista Service Center at 1-800-622-4273. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      INVESTMENTS IN THE FUND ARE SUBJECT TO RISK--INCLUDING POSSIBLE LOSS OF PRINCIPAL--AND WILL FLUCTUATE IN VALUE. SHARES OF THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS



Expense Summary........................................................

Fund Objective.........................................................

Investment Policies....................................................

Management.............................................................

How to Purchase, Redeem and Exchange Shares............................

How the Fund Values its Shares.........................................

How Distributions are Made; Tax Information............................

Other Information Concerning the Fund..................................

Performance Information................................................

EXPENSE SUMMARY


      Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs and estimated annual expenses from investing in the Institutional Shares of the Fund based on expenses incurred in the most recent fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


Annual Fund Operating Expenses
(as percentage of average net assets)

Investment Advisory Fee..........................................   0.65%

12b-1 Fee........................................................    None

Shareholder Servicing Fee (after estimated waiver)(*)               0.00%

Other Expenses...................................................   0.45%
                                                                    -----

Total Fund Operating Expenses (after waiver of fee)(*)              1.10%
                                                                    =====


Example

      Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                 1 Year   3 Year   5 Years 10 Years
                                 ------   ------   ------- --------

      Institutional Shares.....    $11      $35      $61     $134



-----------------------
* Reflects current waiver arrangement to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waiver, the Shareholder Servicing Fee would be 0.25%, and Total Fund Operating Expenses would be 1.35%. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year to the extent necessary to prevent Total Fund Operating Expenses of Institutional Shares of the Fund for such period from exceeding the amount indicated in the table. In addition, Chase has agreed to waive fees payable to it and/or reimburse expenses for a two year period to the extent necessary to prevent Total Fund Operating Expenses of Institutional Share of the Fund from exceeding 1.22% during such period.


      The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. The example should not be considered representations of past or future expenses or returns; actual expenses and returns may be greater or less than shown.

      Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund. The Fund understands that Shareholder Servicing

Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts. See "Other Information Concerning the Fund."

FUND OBJECTIVE

      Vista Small Cap Equity Fund seeks long-term capital growth. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

INVESTMENT POLICIES

Investment Approach

      Under normal market conditions, the Fund will invest at least 80% of its total assets in equity securities and at least 65% of its total assets in equity securities of smaller companies (i.e., those with market capitalizations of $750 million or less at the time of purchase). The Fund's advisers intend to utilize both quantitative and fundamental research to identify undervalued stocks with a catalyst for positive change. Current income is an incidental consideration to the Fund's objective. You should be aware that an investment in smaller companies may be more volatile than investments in companies with greater capitalization, as described under "Risk Factors" below.

      The Fund is classified as a "non-diversified" fund under federal securities law. The Fund's assets may be more concentrated in the securities of any single issuer or group of issuers than if the Fund were diversified.

      The Fund may invest any portion of its assets not invested in equity securities in high quality money market instruments and repurchase agreements. For temporary defensive purposes, the Fund may invest without limitation in these instruments. To the extent that the Fund departs from its investment policies during temporary defensive periods, its investment objective may not be achieved.

Other Investment Practices

      The Fund may also engage in the following investment practices, when consistent with the Fund's overall objective and policies. These practices, and certain associated risks, are more fully described in the SAI.

      Foreign Securities. The Fund may invest up to 20% of its total assets in foreign securities, including Depositary Receipts. Since foreign securities are normally denominated and traded in foreign currencies, the values of the Fund's foreign investments may be affected favorably or unfavorably by currency exchange rates and exchange control regulations. There may be less information publicly available about foreign companies than U.S. companies, and they are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. The securities of foreign companies may be less liquid and more volatile than the securities of comparable U.S. companies. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad) and expenses. It is possible that nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments could affect the value of the Fund's investments in certain foreign countries. Foreign laws may restrict the ability to invest in certain issuers and special tax considerations will apply to foreign securities. The risks can increase if the Fund invests in securities of issuers in emerging markets.

      The Fund may invest its assets in securities of foreign issuers in the form of American Depositary Receipts, European Depositary Receipts or other similar securities representing securities of foreign issuers (collectively, "Depositary Receipts"). The Fund treats Depositary Receipts as interests in the underlying securities for purposes of its investment policies. The Fund will limit its investment in Depositary Receipts not sponsored by the issuer of the underlying securities to no more than 5% of the value of its net assets (at the time of investment).

      Money Market Instruments. The Fund may invest in cash or high-quality, short-term money market instruments. Such instruments may include U.S. Government securities, commercial paper of domestic and foreign issuers and obligations of domestic and foreign banks. Investments in foreign money market instruments may involve certain risks associated with foreign investment.

      Repurchase Agreements and Forward Commitments. The Fund may enter into agreements to purchase and resell securities at an agreed-upon price and time. These transactions must be fully collateralized at all times. The Fund may purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction.

      Borrowings and Reverse Repurchase Agreements. The Fund may borrow money from banks for temporary or short-term purposes, but will not borrow for leveraging purposes. The Fund may also sell and simultaneously commit to repurchase a portfolio security at an agreed-upon price and time, to avoid selling securities during unfavorable market conditions in order to meet redemptions. Whenever the Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). The Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws.

      Stand-By Commitments. The Fund may enter into put transactions, including transactions sometimes referred to as stand-by commitments, with respect to money market instruments in its portfolio. In these transactions, the Fund would acquire the right to sell a security at an agreed upon price within a specified period prior to its maturity date. These transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction. Acquisition of puts will have the effect of increasing the cost of the securities subject to the put and thereby reducing the yields otherwise available from such securities.

      Convertible Securities. The Fund may invest up to 20% of its net assets in convertible securities, which are securities generally offering fixed interest or dividend yields which may be converted either at a stated price or stated rate for common or preferred stock. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase, and increase as interest rates decline. Because of the conversion feature, the market value of convertible securities also tends to vary with fluctuations in the market value of the underlying common or preferred stock.

      Other Investment Companies. The Fund may invest up to 10% of its total assets in shares of other investment companies, subject to applicable regulatory limitations.

      STRIPS. The Fund may invest up to 20% of its total assets in separately traded principal and interest components of securities backed by the full faith and credit of the U.S. Government, including instruments known as "STRIPS". The interest component of these instruments may be more volatile than that of similar government securities with comparable maturities.

      Derivatives and Related Instruments. The Fund may invest its assets in derivative and related instruments to hedge various market risks or to increase the Fund's income or gain. Some of these instruments will be subject to asset segregation requirements to cover the Fund's obligations. The Fund may (i) purchase, write and exercise call and put options on securities and securities indexes (including using options in combination with securities, other options or derivative instruments); (ii) enter into swaps, futures contracts and options on futures contracts; (iii) employ forward currency contracts; and (iv) purchase and sell structured products, which are instruments designed to restructure or reflect the characteristics of certain other investments.

      There are a number of risks associated with the use of derivatives and related instruments and no assurance can be given that any strategy will succeed. The value of certain derivatives or related instruments in which the Fund invests may be particularly sensitive to changes in prevailing economic conditions and market value. The ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Fund's advisers to forecast these factors correctly. Inaccurate forecasts could expose the Fund to a risk of loss. There can be no guarantee that there will be a correlation between price movements in a hedging instrument and in the portfolio assets being hedged. The Fund is not required to use any hedging strategies. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. Derivatives transactions not involving hedging may have speculative characteristics, involve leverage and result in more risk to the Fund than hedging strategies using the same instruments. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a derivatives position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in derivatives markets. In certain instances, particularly those involving over-the-counter transactions or forward contracts, there is a greater potential that a counterparty or broker may default. In the event of a default, the Fund may experience a loss. For additional information concerning derivatives, related instruments and the associated risks, see the SAI.

Limiting Investment Risks

      Specific investment restrictions help the Fund limit investment risks for its shareholders. These restrictions prohibit the Fund from: (a) with respect to 50% of its assets, holding more than 10% of the voting securities of any issuer;
(b) investing more than 15% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees); or (c) investing more than 25% of its total assets in any one industry. A complete description of these and other investment policies is included in the SAI. Except for the Fund's investment objective, restriction (c) and investment policies designated as fundamental in the SAI, the Fund's investment policies are not fundamental. The Trustees may change any non-fundamental policy without shareholder approval.

Risk Factors

      The net asset value of the shares of the Fund can be expected to fluctuate based on the value of the securities in the Fund's portfolio. The Fund is aggressively managed and, therefore, the value of its shares is subject to greater fluctuation and an investment in its shares involves a higher degree of risk than an investment in a conservative equity fund or a growth fund investing entirely in proven growth equities. An investment in the Fund should not be considered a complete investment program and may not be appropriate for all investors.

      The securities of smaller companies often trade less frequently and in more limited volume, and may be subject to more abrupt or erratic price movements, than securities of larger, more established companies. Such companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Because the Fund is "non-diversified," the value of the its shares more susceptible to developments affecting issuers in which the Fund invests.

      For a discussion of certain other risks associated with the Fund's additional investment activities, see "Other Investment Practices" above.

MANAGEMENT

The Fund's Advisers

      The Chase Manhattan Bank ("Chase") acts as investment adviser to the Fund pursuant to an Investment Advisory Agreement and has overall responsibility for investment decisions of the Fund, subject to the oversight of the Board of Trustees. Chase is a wholly-owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase and its predecessors have over 100 years of money management experience. For its investment advisory services to the Fund, Chase is entitled to receive an annual fee computed daily and paid monthly based at an annual rate equal to 0.65% of the Fund's average daily net assets. Chase is located at 270 Park Avenue, New York, New York 10017.

      Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to the Fund pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly-owned operating subsidiary of Chase. CAM makes investment decisions for the Fund on a day-to-day basis. For these services, CAM receives a fee, payable by Chase from its advisory fee, in a mutually agreed amount. CAM was recently formed for the purpose of providing discretionary investment advisory services to institutional clients and to consolidate Chase's investment management function. The same individuals who serve as portfolio managers for Chase also serve as portfolio managers for CAM. CAM is located at 1211 Avenue of the Americas, New York, New York 10036.

     Portfolio Managers. Dave Klassen, Director of Domestic Equity Management, and Jill Greenwald, Vice President, of Chase, are responsible for the day-to-day management of the Fund's portfolio. Mr. Klassen joined Chase in March 1992 and, in addition to managing the Fund, is responsible for managing several pooled equity Funds. Prior to joining Chase, Mr. Klassen was a vice president and portfolio manager at Dean Witter Reynolds, responsible for managing several mutual funds and other accounts. Ms. Greenwald joined Chase in 1993, specializing in small cap issues. Prior to joining Chase, Ms. Greenwald was a Director for Prudential Equity Investors and a Senior Analyst for Fred Alger Management, Inc. with concentrations in consumer, technology and transportation issues.

HOW TO PURCHASE, REDEEM AND EXCHANGE SHARES

How to Purchase Shares

      Institutional Shares may be purchased through selected financial service firms, such as broker-dealer firms and banks ("Dealers") who have entered into a selected dealer agreement with the Fund's distributor on each business day during which the New York Stock Exchange is open for trading ("Fund Business Day"). Qualified investors are defined as institutions, trusts, partnerships, corporations, qualified and other retirement plans and fiduciary accounts opened by a bank, trust company or thrift institution which exercise investment authority over such accounts. The Fund reserves the right to reject any purchase order or cease offering shares for purchase at any time.

      Institutional Shares are sold at their public offering price, which is their next determined net asset value. Orders received by Dealers prior to the New York Stock Exchange closing time are confirmed at that day's offering price, provided the order is received by the Vista Service Center prior to its close of business. Dealers are responsible for forwarding orders for the purchase of shares on a timely basis. Fund shares normally will be maintained in book entry form and share certificates will be issued only upon request. Management reserves the right to refuse to sell shares of the Fund to any institution.

      Federal regulations require that each investor provide a certified Taxpayer Identification Number upon opening an account.

Minimum Investments

      The Fund has established a minimum initial investment amount of $1,000,000 for the purchase of Institutional Shares. There is no minimum for subsequent investments. Purchases of Institutional Shares offered by other non-money market Vista funds may be aggregated with purchases of Institutional Shares of the Fund to meet the $1,000,000 minimum initial investment amount requirement.

How to Redeem Shares

      You may redeem all or any portion of the shares in your account at any time at the net asset value next determined after a redemption request in proper form is furnished by you to your Dealer and transmitted to and received by the Vista Service Center. A wire redemption may be requested by telephone or wire to the Vista Service Center. For telephone redemptions, call the Vista Service Center at 1-800-622-4273.

      In making redemption requests, the names of the registered shareholders on your account and your account number must be supplied, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the Fund receives your request in proper form. In order to receive that day's net asset value, the Vista Service Center must receive your request before the close of regular trading on the New York Stock Exchange.

      The Fund generally sends you payment for your shares by wire in federal funds on the business day after your request is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

     You may use Vista's Telephone Redemption Privilege to redeem shares valued up to $1,000,000 from your account unless you have notified the Vista Service Center of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, the Fund will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide the Fund with his or her representative, who can provide the fund with his or her account registration and address as it appears on the Fund's records.

      The Vista Service Center will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult the Vista Service Center.

      During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Vista Service Center by telephone. In this event, you may wish to submit a written redemption request or contact your Dealer. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

      Selling shares through your Dealer. Your Dealer must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your Dealer will be responsible for furnishing all necessary documentation to the Vista Service Center, and may charge you for its services.

      Redemption of accounts of less than $1,000,000. The Fund may involuntarily redeem your shares if at such time the aggregate net asset value of the shares in your account is less than $1,000,000. In the event of any such redemption, you will receive at least 60 days notice prior to the redemption.

How to Exchange Your Shares

      You can exchange your shares for Institutional Shares of certain other Vista funds at net asset value beginning 15 days after purchase. Not all Vista funds offer Institutional Shares. The prospectus of the other Vista fund into which shares are being exchanged should be read carefully prior to any exchange and retained for future reference.

      To exchange your shares, simply complete an Exchange Authorization Form and send it to the Vista Service Center. The form is available from the Vista Service Center. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. The Vista Service Center's procedures for telephone transactions are described under "How to Sell Shares." The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding. Ask your investment representative or the Vista Service Center for prospectuses of other Vista funds. Shares of certain Vista funds are not available to residents of all states.

      The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Vista management or the Trustees believe doing so would be in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. In addition, any shareholder who makes more than ten exchanges of shares involving a Fund in a year or three in a calendar quarter will be charged a $5.00 administration fee for each such exchange. Shareholders would be notified of any such action to the extent required by law. Consult the Vista Service Center before requesting an exchange. The exchange privilege is subject to change or termination. See the SAI to find out more about the exchange privilege.

HOW THE FUND VALUES ITS SHARES

      The net asset value of each class of the Fund's shares is determined once daily based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time, however, options are priced at 4:15 p.m.), on each business day of the Fund, by dividing the net assets of the Fund attributable to that class by the total number of outstanding shares of that class. Values of assets held by the Fund are determined on the basis of their market or other fair value, as described in the SAI.

HOW DISTRIBUTIONS ARE MADE; TAX INFORMATION

      The Fund distributes any net investment income at least semi-annually and any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers.

      You can choose from three distribution options: (1) reinvest all distributions in additional Fund shares; (2) receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares; or (3) receive all distributions in cash. You can change your distribution option by notifying the Vista Service Center in writing. If you do not select an option when you open your account, all distributions will be reinvested. All distributions not paid in cash will be reinvested in shares of the class on which the distributions are paid. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the quarter in which the reinvestment occurs.

      If a check representing Fund distribution is not cashed within a specified period, the Vista Service Center will notify you that you have the option of requesting another check or reinvesting the distribution in the Fund or in another Vista fund. If the Vista Service Center does not receive your election, the distribution will be reinvested in the Fund. Similarly, if correspondence sent by the Fund or the Vista Service Center is returned as "undeliverable," distributions will automatically be reinvested in the Fund.

      The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Fund intends to distribute substantially all of its ordinary income and capital gain net income on a current basis. If the Fund does not qualify as a regulated investment company for any taxable year or does not make such distributions, the Fund will be subject to tax on all of its income and gains.

      All Fund distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

      A portion of the ordinary income dividends paid by the Fund may qualify for the 70% dividends-received deduction for corporate shareholders.

      Investors should be careful to consider the tax implications of purchasing shares just prior to the next distribution date. Those investors purchasing shares just prior to a distribution will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of such purchase reflected the amount of such distribution.

      Early in each calendar year the Fund will notify you of the amount and tax status of distributions paid to you by the Fund for the preceding year.

      The foregoing is a summary of certain federal income tax consequences of investing in the Fund. You should consult your tax adviser to determine the precise effect of an investment in the Fund on your particular tax situation (including possible liability for state and local taxes and, for foreign shareholders, U.S. withholding taxes).

OTHER INFORMATION CONCERNING THE FUND

                         Shareholder Servicing Agents

      The Trust has entered into shareholder servicing agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers who beneficially own Institutional Shares of the Fund. These services include assisting with purchase and redemption transactions, maintaining shareholder accounts and records, furnishing customer statements, transmitting shareholder reports and communications to customers and other similar shareholder liaison services. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of Institutional Shares of the Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship. Shareholder servicing agents may subcontract with other parties for the provision of shareholder support services.

      Shareholder servicing agents may offer additional services to their customers, including specialized procedures for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption plans. Each shareholder servicing agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain shareholder servicing agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees an amount not exceeding such other fees or the fees for their services as shareholder servicing agents.

                                 Administrator

      Chase acts as administrator of the Fund and is entitled to receive a fee computed daily and paid monthly at an annual rate equal to 0.10% of the Fund's average daily net assets.

                       Sub-Administrator and Distributor

      Vista Broker-Dealer Services, Inc. ("VBDS") acts as the Fund's sub-administrator and distributor. VBDS is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. For the sub-administrative services it performs, VBDS is entitled to receive a fee from the Fund at an annual rate equal to 0.05% of the Fund's average daily net assets. VBDS has agreed to use a portion of this fee to pay for certain expenses incurred in connection with organizing new series of the Trust and certain other ongoing expenses of the Trust. VBDS is located at 125 West 55th Street, New York, New York 10019.

                                   Custodian

      Chase acts as custodian and fund accountant for the Fund and receives compensation under an agreement with the Trust. Fund securities and cash may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees.

                                   Expenses

      The Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees: registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Fund's custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Fund. Shareholder servicing and distribution fees are allocated to specific classes of the Fund. In addition, the Fund may allocate transfer agency and certain other expenses by class. Service providers to the Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

                    Organization and Description of Shares

      The Fund is a portfolio of Mutual Fund Group, an open-end management investment company organized as a Massachusetts business trust in 1987 (the "Trust"). The Trust has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each class of the Fund generally vote together except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

      The Fund issues multiple classes of shares. This Prospectus relates only to Institutional Shares of the Fund, one class of shares offered by the Fund. Institutional Shares may be purchased only by qualified investors that make an initial investment of $1,000,000 or more. "Qualified investors" are defined as institutions, trusts, partnerships, corporations, qualified and other retirement plans and fiduciary accounts opened by a bank, trust company or thrift institution which exercises investment authority over such accounts. The Fund offers other classes of shares in addition to these classes. The categories of investors that are eligible to purchase shares may differ for each class of Fund shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which will affect the relative performance of the different classes. Investors may call 1-800-622-4273 to obtain additional information about other classes of shares of the Fund that are offered. Any person entitled to receive compensation for selling or servicing shares of the Fund may receive different levels of compensation with respect to one class of shares over another.

      The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. The Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust.

      Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

                          Certain Regulatory Matters

      Banking laws, including the Glass-Steagall Act as currently interpreted, prohibit bank holding companies and their affiliates from sponsoring, organizing, controlling, or distributing shares of, mutual funds, and generally prohibit banks from issuing, underwriting, selling or distributing securities. These laws do not prohibit banks or their affiliates from acting as investment adviser, administrator or custodian to mutual funds or from purchasing mutual fund shares as agent for a customer. Chase and the Trust believe that Chase (including its affiliates) may perform the services to be performed by it as described in this Prospectus without violating such laws. If future changes in these laws or interpretations required Chase to alter or discontinue any of these services, it is expected that the Board of Trustees would recommend alternative arrangements and that investors would not suffer adverse financial consequences. State securities laws may differ from the interpretations of banking law described above and banks may be required to register as dealers pursuant to state law.

      Chase and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of the Fund, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Chase and its affiliates deal, trade and invest for their own accounts in U.S. Government obligations, municipal obligations and commercial paper and are among the leading dealers of various types of U.S. Government obligations and municipal obligations. Chase and its affiliates may sell U.S. Government obligations and municipal obligations to, and purchase them from, other investment companies sponsored by the Fund's distributor or affiliates of the distributor. Chase will not invest the Fund's assets in any U.S. Government obligations, municipal obligations or commercial paper purchased from itself or any affiliate, although under certain circumstances such securities may be purchased from other members of an underwriting syndicate in which Chase or an affiliate is a non-principal member. This restriction may limit the amount or type of U.S. Government obligations, municipal obligations or commercial paper available to be purchased by the Fund. Chase has informed the Fund that in making its investment decisions, it does not obtain or use material inside information in the possession of any other division or department of Chase, including the division that performs services for the Fund as custodian, or in the possession of any affiliate of Chase. Shareholders of the Fund should be aware that, subject to applicable legal or regulatory restrictions, Chase and its affiliates may exchange among themselves certain information about the shareholder and his account. Transactions with affiliated broker-dealers will only be executed on an agency basis in accordance with applicable federal regulations.

PERFORMANCE INFORMATION

      The Fund's investment performance may from time to time be included in advertisements about the Fund. Performance is calculated separately for each class of shares. "Yield" for each class of shares is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share of such class on the last day of that period.

      "Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the public offering price. Total return may also be presented for other periods.

      All performance data is based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, the Fund's operating expenses and which class of shares you purchase. Investment performance also often reflects the risks associated with the Fund's investment objectives and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. Quotation of investment performance for any period when a fee waiver or expense limitation was in effect will be greater than if the waiver or limitation had not been in effect. The Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services. See the SAI.

VISTA FAMILY OF FUNDS

Vista Service Center
P.O. Box 419392
Kansas City, MO 64141-6392

Transfer Agent
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105

Legal Counsel
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

                                   PROSPECTUS

                         VISTA[SM] AMERICAN VALUE  FUND

                                  May 6, 1996

      Investment Strategy:  Total Return

      This Prospectus explains concisely what you should know before investing. Please read it carefully and keep it for future reference. You can find more detailed information about the Fund in its May 6, 1996 Statement of Additional Information, as amended periodically (the "SAI"). For a free copy of the SAI, call the Vista Service Center at 1-800-34-VISTA. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      INVESTMENTS IN THE FUND ARE SUBJECT TO RISK--INCLUDING POSSIBLE LOSS OF PRINCIPAL--AND WILL FLUCTUATE IN VALUE. SHARES OF THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS


Expense Summary
The expenses you might pay on your Fund investment, including examples

Financial Highlights
How the Fund has performed...........................................

Fund Objective.......................................................

Investment Policies
The kinds of securities in which the Fund invests,
investment policies and techniques, and risks........................

Management
Chase Manhattan Bank, the Fund's adviser; Van Deventer & Hoch, the Fund's sub-adviser, and the individuals who manage the Fund......

How to Buy, Sell and Exchange Shares.................................

How the Fund Values its Shares.......................................

How Distributions are Made; Tax Information
How the Fund distributes its earnings, and
tax treatment related to those earnings..............................

Other Information Concerning the Fund
Distribution plans, shareholder servicing agents, administration, custodian, expenses, organization and regulatory matters.............

Performance Information
How performance is determined, stated and/or advertised..............

Make the Most of Your Vista Privileges...............................

EXPENSE SUMMARY

      Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs from investing in the Fund based on expenses incurred in the most recent fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


Shareholder Transaction Expenses

Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price).................................   None

Maximum Deferred Sales Charge
(as a percentage of the lower of original
purchase price or redemption proceeds)..............................   None

Annual Fund Operating Expenses
(as a percentage of average net assets)

Investment Advisory Fee (after estimated waiver)(*).................  0.00%

12b-1 Fee (after estimated waiver)(*)(**)...........................  0.00%

Shareholder Servicing Fee (after estimated waiver) (*)..............  0.12%

Other Expenses (after estimated waiver)(*)..........................  1.20%
                                                                      -----

Total Fund Operating Expenses (after waiver of fee)(*)..............  1.32%
                                                                      =====

Examples

      Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                    1 Year      3 Years     5 Years     10 Years
                                    ------      -------     -------     --------

Institutional Shares ............     $           $            $           $


-----------------------
* Reflects current waiver arrangements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers, the Investment Advisory Fee, 12b-1 Fee, the Shareholder Servicing Fee and Other Expenses would be 0.70%, 0.25%, 0.25% and 1.30%, respectively, and Total Fund Operating Expenses would be 2.50%. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year from the date of this prospectus to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount indicated in the table. In addition, Chase has agreed to waive fees payable to it and/or reimburse expenses for a two year period to the extent necessary to prevent Total Fund Operating Expenses from exceeding 2.18% of average net assets during such period.

**Long-term shareholders in mutual funds with 12b-1 fees, such as shareholders of the Fund, may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.

      The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. The examples should not be considered representations of past or future expenses or returns; actual expenses and returns may be greater or less than shown.

      Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund. The Fund understands that Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts. See "Other Information Concerning the Fund."

FINANCIAL HIGHLIGHTS

      The table set forth below provides selected per share data and ratios for one Investor share of The Hanover American Value Fund, the predecessor to the Fund (the "Predecessor Fund") for each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Predecessor Fund's Annual Report to Shareholders for the fiscal year ended November 30, 1995, which is incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the financial information set forth in the table below, unless otherwise indicated, have been audited by KPMG Peat Marwick LLP, independent accountants, whose report thereon is also included in the Predecessor Fund's Annual Report to Shareholders. Shareholders can obtain a copy of this Annual Report by contacting the Fund or their Shareholder Servicing Agent.

                          The Hanover American Value
           (For an Investor Share outstanding throughout the period)

                                                             Period End
                                                          November 30, 1995*
                                                          ------------------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period.......................    $10.000
                                                               -------
Income From Investment Operations
Net Investment Income......................................      0.180
Net gain on securities (both realized and unrealized)......      2.000
                                                                ------
Total from Investment Operations...........................      2.180
                                                                ------

Less Distributions:
Dividends from net investment income.......................     (0.070)
Distributions from capital gains...........................          -
                                                               -------
Total Distributions........................................     (0.070)
                                                               -------
Net Asset Value, End of Period.............................    $12.110
                                                               =======

TOTAL RETURN ***...........................................     21.80%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000 omitted)....................     $8,399
Ratio of Expenses to Average Net Assets #..................      1.23%
Ratio of Net Investment Income to Average Net Assets #.....      1.97%
Ratio of expenses without waivers and assumption of
     expenses to Average Net Assets #......................      2.03%
Ratio of net investment income without waivers and
     assumption of expenses to Average Net Assets
     (unaudited)#..........................................      1.17%


----------------------
#     Short periods have been annualized.
*     Fund commenced operations on February 3, 1995.
***   Total Return figures do not include the effect of any sales load.

FUND OBJECTIVE

      Vista American Value Fund seeks to maximize total return, consisting of capital appreciation (both realized and unrealized) and income, by investing primarily in the equity securities of well-established U.S. companies (i.e., companies with at least a five-year operating history) which, in the opinion of the Fund's advisers, are undervalued by the market. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

INVESTMENT POLICIES

Investment Approach

      The equity securities in which the Fund invests generally consist of common stock, preferred stock and securities convertible into or exchangeable for common or preferred stock. Under normal market conditions, at least 65% of the value of the Fund's total assets will be invested in the equity securities of U.S. companies. The Fund may invest in companies without regard to market capitalization, although it generally does not expect to invest in companies with market capitalizations of less than $200 million. The securities in which the Fund invests are expected to be either listed on an exchange or traded in an over-the-counter market.

      In selecting investments for the Fund, its advisers generally seek companies which they believe exhibit characteristics of financial soundness and are undervalued by the market. In seeking to identify financially sound companies, the Fund's advisers look for companies with strongly capitalized balance sheets, an ability to generate substantial cash flow, relatively low levels of leverage, an ability to meet debt service requirements and a history of paying dividends. In seeking to identify undervalued companies, the advisers look for companies with substantial tangible assets such as land, timber, oil and other natural resources, or important brand names, patents, franchises or other intangible assets which may have greater value than what is reflected in the company's financial statements. The Fund's advisers will often select investments for the Fund which are considered to be unattractive by other investors or are unpopular with the financial press.

      Although the Fund invests primarily in equity securities, it may invest up to 25% of the value of its total assets in high quality, short-term money market instruments, repurchase agreements and cash. In addition, the Fund may make substantial temporary investments in investment grade U.S. debt securities and invest without limit in money market instruments when the Fund's advisers believe a defensive posture is warranted. To the extent that the Fund departs from its investment policies during temporary defensive periods, its investment objective may not be achieved.

Other Investment Practices

      The Fund may also engage in the following investment practices, when consistent with the Fund's overall objective and policies. These practices, and certain associated risks, are more fully described in the SAI.

      Foreign Securities. The Fund may invest up to 20% of its total assets in foreign securities, including American Depositary Receipts. The Fund expects that its investments in foreign issuers, if any, will generally be in companies which generate substantial revenues from U.S. operations and which are listed on U.S. securities exchanges. Since foreign securities are normally denominated and traded in foreign currencies, the values of the Fund's foreign investments may be affected favorably or unfavorably by currency exchange rates and exchange control regulations. There may be less information publicly available about foreign companies than U.S. companies, and they are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. The securities of foreign companies may be less liquid and more volatile than the securities of comparable U.S. companies. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad) and expenses. It is possible that nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments could affect the value of the Fund's investments in certain foreign countries. Foreign laws may restrict the ability to invest in certain issuers or countries and special tax considerations will apply to foreign securities. The risks can increase if the Fund invests in securities of issuers in emerging markets.

      The Fund may invest its assets in securities of foreign issuers in the form of American Depositary Receipts, which are securities representing securities of foreign issuers. The Fund treats American Depositary Receipts as interests in the underlying securities for purposes of its investment policies. The Fund will limit its investment in American Depositary Receipts not sponsored by the issuer of the underlying securities to no more than 5% of the value of its net assets (at the time of investment).

      Money Market Instruments. The Fund may invest in cash or high-quality, short-term money market instruments. Such instruments may include U.S. Government securities, commercial paper of domestic issuers and obligations of domestic banks.

      Investment Grade Debt Securities. Investment grade debt securities are securities rated in the category BBB or higher by Standard & Poor's Corporation ("S&P"), Baa or higher by Moody's Investors Services, Inc. ("Moody's") or the equivalent by another national rating organization, or, if unrated, determined by the advisers to be of equivalent quality.

      Repurchase Agreements and Forward Commitments. The Fund may enter into agreements to purchase and resell securities at an agreed-upon price and time. These transactions must be fully collateralized at all times. The Fund may purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction.

      Borrowings and Reverse Repurchase Agreements. The Fund may borrow money from banks for temporary or short-term purposes, but will not borrow for leveraging purposes. The Fund may also sell and simultaneously commit to repurchase a portfolio security at an agreed-upon price and time, to avoid selling securities during unfavorable market conditions in order to meet redemptions. Whenever the Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). The Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws.

      Convertible Securities. The Fund may invest in convertible securities, which are securities generally offering fixed interest or dividend yields which may be converted either at a stated price or stated rate for common or preferred stock. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase, and increase as interest rates decline. Because of the conversion feature, the market value of convertible securities also tends to vary with fluctuations in the market value of the underlying common or preferred stock.

      Corporate Reorganizations. The Fund may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or similar reorganization proposal has been announced if, in the judgment of its advisers, there is a reasonable prospect of capital appreciation significantly greater than the added portfolio turnover expenses inherent in the short-term nature of such transactions. The principal risk is that such offers or proposals may not be consummated within the time and under the terms contemplated at the time of investment, in which case, unless such offers or proposals are replaced by equivalent or increased offers or proposals which are consummated, the Fund may sustain a loss.

      Warrants. The Fund may invest up to 5% of the value of its total assets (at the time of investment) in warrants or rights (other than those acquired in units or attached to other securities) which entitle the holder to buy equity securities at a specific price during or at the end of a specific period of time. The Fund will not invest more than 2% of the value of its total assets in warrants or rights which are not listed on the New York or American Stock Exchanges.

      Other Investment Companies. The Fund may invest up to 10% of its total assets in shares of other investment companies, subject to applicable regulatory limitations. The Fund is authorized to seek to achieve its objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund.

      Derivatives and Related Instruments. The Fund has no current intention to invest in derivative and related instruments, but the Fund is authorized to utilize these instruments to hedge various market risks or to increase the Fund's income or gain. Some of these instruments will be subject to asset segregation requirements to cover the Fund's obligations. The Fund may (i) purchase, write and exercise call and put options on securities and securities indexes (including using options in combination with securities, other options or derivative instruments); (ii) enter into swaps, futures contracts and options on futures contracts; and (iii) employ forward contracts.

      There are a number of risks associated with the use of derivatives and related instruments and no assurance can be given that any strategy will succeed. The value of certain derivatives or related instruments in which the Fund invests may be particularly sensitive to changes in prevailing economic conditions and market value. The ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Fund's advisers to forecast these factors correctly. Inaccurate forecasts could expose the Fund to a risk of loss. There can be no guarantee that there will be a correlation between price movements in a hedging instrument and in the portfolio assets being hedged. The Fund is not required to use any hedging strategies. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. Derivatives transactions not involving hedging may have speculative characteristics, involve leverage and result in more risk to the Fund than hedging strategies using the same instruments. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a derivatives position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in derivatives markets. In certain instances, particularly those involving over-the-counter transactions or forward contracts, there is a greater potential that a counterparty or broker may default. In the event of a default, the Fund may experience a loss. For additional information concerning derivatives, related instruments and the associated risks, see the SAI.

Limiting Investment Risks

      Specific investment restrictions help the Fund limit investment risks for its shareholders. These restrictions prohibit the Fund from: (a) with respect to 75% of its assets, holding more than 10% of the voting securities of any issuer or investing more than 5% of its net assets in the securities of any one issuer (other than government obligations); (b) investing more than 15% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees); or (c) investing more than 25% of its total assets in any one industry. A complete description of these and other investment policies is included in the SAI. Except for the Fund's investment objective, restriction (c) above and investment policies designated as fundamental in the SAI, the Fund's investment policies are not fundamental. The Trustees may change any non-fundamental investment policy without shareholder approval.

Risk Factors

      The Fund does not constitute a balanced or complete investment program, and the net asset value of the shares of the Fund can be expected to fluctuate based on the value of the securities in the Fund's portfolio. The Fund is subject to the general risks and considerations associated with equity investing, as well as the risks discussed herein.

      Some of the securities in which the Fund may invest may be of smaller companies. The securities of smaller companies often trade less frequently and in more limited volume, and may be subject to more abrupt or erratic price movements, than securities of larger, more established companies. Such companies may have limited product lines, markets or financial resources, or may depend on a limited management group.

      For a discussion of certain other risks associated with the Fund's additional investment activities, see "Other Investment Practices" above.

MANAGEMENT

The Fund's Advisers

      The Chase Manhattan Bank ("Chase") acts as investment adviser to the Fund pursuant to an Investment Advisory Agreement and has overall responsibility for investment decisions of the Fund, subject to the oversight of the Board of Trustees. Chase is a wholly-owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase and its predecessors have over 100 years of money management experience. For its investment advisory services to the Fund, Chase is entitled to receive an annual fee computed daily and paid monthly based at an annual rate equal to 0.70% of the Fund's average daily net assets. Chase is located at 270 Park Avenue, New York, New York 10017.

      Van Deventer & Hoch ("VDH"), a registered investment adviser, is the sub-investment adviser to the Fund pursuant to a Sub-Investment Advisory Agreement between VDH and Chase. VDH is a 50% owned indirect subsidiary of The Chase Manhattan Corporation. VDH makes investment decisions for the Fund on a day-to-day basis. For these services, VDH receives a fee, payable by Chase from its advisory fee, in a mutually agreed amount. VDH is located at 800 North Brand Boulevard, Suite 300, Glendale, California 91203.

      Portfolio Manager. Richard Trautwein, executive vice president of VDH, is responsible for the day-to-day management of the Fund's portfolio. Mr. Trautwein joined VDH in 1972, heads the firm's portfolio group and is a member of the firm's investment policy committee.

HOW TO BUY, SELL AND EXCHANGE SHARES

How to Buy Shares

      You can open a fund account with as little as $2,500 ($1,000 for IRAs and SEP-IRAs) and make additional investments at any time with as little as $100. You can buy fund shares three ways-through an investment representative, through the Fund's distributor by calling the Vista Service Center, or through a systematic investment plan.

      All purchases made by check should be in U.S. dollars and made payable to the Vista Funds. Third party checks, except those payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership), credit cards and cash will not be accepted. The Fund reserves the right to reject any purchase order or cease offering shares for purchase at any time. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account for 15 business days. In addition, the redemption of shares through a Systematic Investment Plan will not be allowed for 7 calendar days.

      Buying shares through the Fund's distributor. Complete and return the enclosed application and your check in the amount you wish to invest to the Vista Service Center.

      Buying shares through systematic investing. You can make regular investments of $100 or more per month through automatic deduction from your bank checking or savings account. Shareholders electing to start this Systematic Investment Plan when opening an account should complete Section 8 of the account application. Current shareholders may begin such a plan at any time by sending a signed letter with signature guarantee to the Vista Service Center. Call the Vista Service Center at 1-800-34-VISTA for complete instructions.

      Shares are sold at the public offering price based on the net asset value next determined after the Vista Service Center receives your order. In most cases, in order to receive that day's public offering price, the Vista Service Center must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.

      If you are considering redeeming or exchanging shares or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange or transfer. Otherwise the Fund may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, the Fund will not issue certificates for your shares unless you request them.

Offering Price

      The public offering price of the shares is the net asset value. The fund receives the net asset value.

How to Sell Shares

      You can sell your shares to the Fund any day the New York Stock Exchange is open, either directly to the Fund or through your investment representative. The Fund will only redeem shares for which it has received payment.

      Selling shares directly to the Fund. Send a signed letter of instruction to the Vista Service Center, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the Fund receives your request in proper form. In order to receive that day's net asset value, the Vista Service Center must receive your request before the close of regular trading on the New York Stock Exchange.

      If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee.

      If you want your redemption proceeds sent to an address other than your address as it appears on Vista's records, a signature guarantee is required. The Fund usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Vista Service Center for details.

      The Fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

      You may use Vista's Telephone Redemption Privilege to redeem shares valued up to $100,000 from your account unless you have notified the Vista Service Center of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, the Fund will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide the Fund with his or her account registration and address as it appears on the Fund's records.

      The Vista Service Center will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult the Vista Service Center.

      During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Vista Service Center by telephone. In this event, you may wish to submit a written redemption request, as described above, or contact your investment representative. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

      Systematic withdrawal. You can make regular withdrawals of $100 or more monthly, quarterly, or semiannually from an account valued at $5,000 or more.

      Selling shares through your investment representative. Your investment representative must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Vista Service Center, and may charge you for its services.

      Redemption of accounts of less than $500. The Fund may involuntarily redeem your shares if at such time the aggregate net asset value of the shares in your account is less than $500. In the event of any such redemption, you will receive at least 60 days notice prior to the redemption.

How to Exchange Your Shares

      You can exchange your shares for Class A shares of certain other Vista funds at net asset value beginning 15 days after purchase. Not all Vista funds offer all classes of shares. The prospectus of the other Vista fund into which shares are being exchanged should be read carefully and retained for future reference.

      To exchange your shares, simply complete an Exchange Authorization Form and send it to the Vista Service Center. The form is available from the Vista Service Center. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. The Vista Service Center's procedures for telephone transactions are described under "How to Sell Shares." The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding. Ask your investment representative or the Vista Service Center for prospectuses of other Vista funds. Shares of certain Vista funds are not available to residents of all states.

      The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Vista management or the Trustees believe doing so would be in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. In addition, any shareholder who makes more than ten exchanges of shares involving a Fund in a year or three in a calendar quarter will be charged a $5.00 administration fee for each such exchange. Shareholders would be notified of any such action to the extent required by law. Consult the Vista Service Center before requesting an exchange. See the SAI to find out more about the exchange privilege.

      Reinstatement privilege. Shareholders have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of the redemption, accompanied by payment for the shares (not in excess of the redemption).

HOW THE FUND VALUES ITS SHARES

      The net asset value of the Fund's shares is determined once daily based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time, however, options are priced at 4:15 p.m.), on each business day of the Fund, by dividing the net assets of the Fund attributable to that class by the total number of outstanding shares of that class. Values of assets held by the Fund are determined on the basis of their market or other fair value, as described in the SAI.

HOW DISTRIBUTIONS ARE MADE; TAX INFORMATION

      The Fund distributes any net investment income at least annually and any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers.

      You can choose from three distribution options: (1) reinvest all distributions in additional Fund shares without a sales charge; (2) receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares without a sales charge; or (3) receive all distributions in cash. You can change your distribution option by notifying the Vista Service Center in writing. If you do not select an option when you open your account, all distributions will be reinvested. All distributions not paid in cash will be reinvested in shares of the class on which the distributions are paid. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the quarter in which the reinvestment occurs.

      If a check representing Fund distribution is not cashed within a specified period, the Vista Service Center will notify you that you have the option of requesting another check or reinvesting the distribution in the Fund or in another Vista fund. If the Vista Service Center does not receive your election, the distribution will be reinvested in the Fund. Similarly, if correspondence sent by the Fund or the Vista Service Center is returned as "undeliverable," distributions will automatically be reinvested in the Fund.

      The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Fund intends to distribute substantially all of its ordinary income and capital gain net income on a current basis. If the Fund does not qualify as a regulated investment company for any taxable year or does not make such distributions, the Fund will be subject to tax on all of its income and gains.

      All Fund distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

      Investors should be careful to consider the tax implications of purchasing shares just prior to the next distribution date. Those investors purchasing shares just prior to a distribution will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of such purchase reflected the amount of such distribution.

      Early in each calendar year the Fund will notify you of the amount and tax status of distributions paid to you by the Fund for the preceding year.

      The foregoing is a summary of certain federal income tax consequences of investing in the Fund. You should consult your tax adviser to determine the precise effect of an investment in the Fund on your particular tax situation (including possible liability for state and local taxes and, for foreign shareholders, U.S. withholding taxes).

OTHER INFORMATION CONCERNING THE FUND

                              Distribution Plans

      The Fund's distributor is Vista Broker-Dealer Services, Inc. ("VBDS"). VBDS is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. The Trust has adopted a Rule 12b-1 distribution plan for the Fund's shares which provides that the Fund will pay distribution fees at annual rates of up to 0.25% annually of the average daily net assets attributable to the shares of the Fund. Payments under the distribution plans shall be used to compensate or reimburse the Fund's distributor and broker-dealers for services provided and expenses incurred in connection with the sale of the Fund's shares, and are not tied to the amount of actual expenses incurred. Payments may be used to compensate broker-dealers with trail or maintenance commissions at an annual rate of up to 0.25% of the average daily net asset value of shares maintained in the Fund by customers of these broker-dealers. Trail or maintenance commissions are paid to broker-dealers beginning the 13th month following the purchase of shares by their customers. Some activities intended to promote the sale of the Fund's shares will be conducted generally by the Vista Family of Funds, and activities intended to promote the Fund's shares may also benefit other Vista funds.

      VBDS may provide promotional incentives to broker-dealers that meet specified sales targets for one or more Vista funds. These incentives may include gifts of up to $100 per person annually; an occasional meal, ticket to a sporting event or theater or entertainment for broker-deals and their guests; and payment or reimbursement for their guests; and payment or reimbursement for travel expenses, including lodging and meals, in connection with attendance at training and educational meetings within and outside the U.S.

                         Shareholder Servicing Agents

      The Trust has entered into shareholder servicing agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers who beneficially own shares of the Fund. These services include assisting with purchase and redemption transactions, maintaining shareholder accounts and records, furnishing customer statements, transmitting shareholder reports and communications to customers and other similar shareholder liaison services. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of shares of the Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship. Shareholder servicing agents may subcontract with other parties for the provision of shareholder support services.

      Shareholder servicing agents may offer additional services to their customers, including specialized procedures for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption plans. Each shareholder servicing agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain shareholder servicing agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees an amount not exceeding such other fees or the fees for their services as shareholder servicing agents.

                      Administrator and Sub-Administrator

      Chase acts as the Fund's administrator and is entitled to receive a fee computed daily and paid monthly at an annual rate equal to 0.10% of the Fund's average daily net assets.

      VBDS provides certain sub-administrative services to the Fund pursuant to its distribution and sub- administration agreement and is entitled to receive a fee for these services from the Fund at an annual rate equal to 0.05% of the Fund's average daily net assets. VBDS has agreed to use a portion of this fee to pay for certain expenses incurred in connection with organizing new series of the Trust and certain other ongoing expenses of the Trust. VBDS is located at 125 West 55th Street, New York, New York 10019.

                                   Custodian

      Chase acts as custodian and fund accountant for the Fund and receives compensation under an agreement with the Trust. Fund securities and cash may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees.

                                   Expenses

      The Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees: registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Fund's custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Fund. Service providers to the Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

                    Organization and Description of Shares

      The Fund is a portfolio of Mutual Fund Group, an open-end management investment company organized as a Massachusetts business trust in 1987 (the "Trust"). The Trust has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each class of the Fund generally vote together except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

      The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. The Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust.

      Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

                          Certain Regulatory Matters

      Banking laws, including the Glass-Steagall Act as currently interpreted, prohibit bank holding companies and their affiliates from sponsoring, organizing, controlling, or distributing shares of, mutual funds, and generally prohibit banks from issuing, underwriting, selling or distributing securities. These laws do not prohibit banks or their affiliates from acting as investment adviser, administrator or custodian to mutual funds or from purchasing mutual fund shares as agent for a customer. Chase and the Trust believe that Chase (including its affiliates) may perform the services to be performed by it as described in this Prospectus without violating such laws. If future changes in these laws or interpretations required Chase to alter or discontinue any of these services, it is expected that the Board of Trustees would recommend alternative arrangements and that investors would not suffer adverse financial consequences. State securities laws may differ from the interpretations of banking law described above and banks may be required to register as dealers pursuant to state law.

      Chase and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of the Fund, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Chase and its affiliates deal, trade and invest for their own accounts in U.S. Government obligations, municipal obligations and commercial paper and are among the leading dealers of various types of U.S. Government obligations and municipal obligations. Chase and its affiliates may sell U.S. Government obligations and municipal obligations to, and purchase them from, other investment companies sponsored by the Fund's distributor or affiliates of the distributor. Chase will not invest the Fund's assets in any U.S. Government obligations, municipal obligations or commercial paper purchased from itself or any affiliate, although under certain circumstances such securities may be purchased from other members of an underwriting syndicate in which Chase or an affiliate is a non-principal member. This restriction may limit the amount or type of U.S. Government obligations, municipal obligations or commercial paper available to be purchased by the Fund. Chase has informed the Fund that in making its investment decisions, it does not obtain or use material inside information in the possession of any other division or department of Chase, including the division that performs services for the Fund as custodian, or in the possession of any affiliate of Chase. Shareholders of the Fund should be aware that, subject to applicable legal or regulatory restrictions, Chase and its affiliates may exchange among themselves certain information about the shareholder and his account. Transactions with affiliated broker-dealers will only be executed on an agency basis in accordance with applicable federal regulations.

PERFORMANCE INFORMATION

      The Fund's investment performance may from time to time be included in advertisements about the Fund. "Yield' for the shares is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share of such class on the last day of the period.

      "Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the maximum public offering price. Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if such sales charges were used.

      All performance data is based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, the Fund's operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objectives and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. Quotation of investment performance for any period when a fee waiver or expense limitation was in effect will be greater than if the waiver or limitation had not been in effect. The Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services. See the SAI.

MAKE THE MOST OF YOUR VISTA PRIVILEGES

The following services are available to you as a Vista mutual fund shareholder.

o SYSTEMATIC INVESTMENT PLAN - Invest as much as you wish ($100 or more) in the first or third week of any month. The amount will be automatically transferred from your checking or savings account.

o SYSTEMATIC WITHDRAWAL - Make regular withdrawals of $100 or more monthly, quarterly, or semiannually from an account valued at $5,000 or more.

o SYSTEMATIC EXCHANGE - Transfer assets automatically from one Vista account to another on a regular, prearranged basis. There is no additional charge for this service.

o FREE EXCHANGE PRIVILEGE - Exchange money between Vista funds in the same class of shares without charge. The exchange privilege allows you to adjust your investments as your objectives change. A signature guarantee is required for exchanges of more than $500,000.

Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange and systematic withdrawal or exchange.

o REINSTATEMENT PRIVILEGE - Shareholders have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of the redemption, accompanied by payment for the shares (not in excess of the redemption).

For more information about any of these services and privileges, call your shareholder servicing agent investment representative or the Vista Service Center at 1-800-34-VISTA. These privileges are subject to change or termination.

VISTA FAMILY OF FUNDS

Vista Service Center
P.O. Box 419392
Kansas City, MO 64141-6392

Transfer Agent
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105

Legal Counsel
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

                                  PROSPECTUS

                   VISTA[SM] U.S. GOVERNMENT SECURITIES FUND
                                Class A Shares

                                 May 6, 1996

Investment Strategy:  Total Return

This Prospectus explains concisely what you should know before investing. Please read it carefully and keep it for future reference. You can find more detailed information about the Fund in its May 6, 1996 Statement of Additional Information, as amended periodically (the "SAI"). For a free copy of the SAI, call the Vista Service Center at 1-800-34-VISTA. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTMENTS IN THE FUND ARE SUBJECT TO RISK--INCLUDING POSSIBLE LOSS OF PRINCIPAL- -AND WILL FLUCTUATE IN VALUE. SHARES OF THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS


Expense Summary
The expenses you might pay on your Fund investment, including examples

Fund Objective.......................................................

Investment Policies
The kinds of securities in which the Fund invests,
investment policies and techniques, and risks........................

Management
Chase Manhattan Bank, the Fund's adviser; Chase Asset Management, the Fund's sub-adviser, and the individuals who manage the Fund......

How to Buy, Sell and Exchange Shares.................................

How the Fund Values its Shares.......................................

How Distributions are Made; Tax Information
How the Fund distributes its earnings, and
tax treatment related to those earnings..............................

Other Information Concerning the Fund
Distribution plans, shareholder servicing agents, administration, custodian, expenses, organization and regulatory matters.............

Performance Information
How performance is determined, stated and/or advertised..............

Make the Most of Your Vista Privileges...............................

EXPENSE SUMMARY

      Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs from investing in the Class A shares of the Fund based on expenses incurred in the most recent fiscal year. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

                                                                     Class A
Shareholder Transaction Expenses                                     Shares
                                                                     -------

Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price).................................  4.50%

Maximum Deferred Sales Charge
(as a percentage of the lower of original
purchase price or redemption proceeds)..............................   None

Annual Fund Operating Expenses
(as a percentage of average net assets)

Investment Advisory Fee.............................................  0.30%

12b-1 Fee(*)........................................................  0.25%

Shareholder Servicing Fee (after estimated waiver)(**)..............  0.15%

Other Expenses......................................................  0.35%
                                                                      -----
Total Fund Operating Expenses(after waiver of fee)(**)..............  1.05%
                                                                      =====

Examples

      Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                    1 Year      3 Years     5 Years     10 Years
                                    ------      -------     -------     --------

Class A Shares(+)................   $55         $77         $100        $167


-----------------------
* Long-term shareholders in mutual funds with 12b-1 fees, such as Class A shareholders of the Fund, may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc. ("NASD").
** Reflects current waiver arrangement to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waiver, the Shareholder Servicing Fee would be 0.25% and Total Fund Operating Expenses would be 1.15%.
+ Assumes deduction at the time of purchase of the maximum sales charge, as applicable.

      The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. The examples should not be considered representations of past or future expenses or returns; actual expenses and returns may be greater or less than shown.

      Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund. The Fund understands that Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts. See "Other Information Concerning the Fund."

FUND OBJECTIVE

      Vista U.S. Government Securities Fund seeks as high a level of total return as is consistent with the preservation of capital. Total return consists of income and capital appreciation. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

INVESTMENT POLICIES

Investment Approach

      Under normal market conditions, the Fund will invest at least 65% of its total assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and related repurchase agreements. There is no restriction on the maturity of the Fund's portfolio or any individual portfolio security, and the Fund's advisers are free to take advantage of the entire range of maturities of securities eligible for the Fund's portfolio. The Fund may invest extensively in mortgage-backed securities issued or guaranteed by certain agencies of the U.S. Government, as described below.

      The Fund's advisers may adjust the average maturity of the Fund's portfolio based upon their assessment of the relative yields available on securities of different maturities and their expectations of future changes in interest rates. Since the Fund invests extensively in U.S. Government securities, certain of which have less credit risk than that associated with other securities, the level of income achieved by the Fund may not be as high as that of other funds which invest in lower quality securities.

      The Fund may invest the portion of its assets not invested in U.S. Government securities and related repurchase agreements in nonconvertible corporate debt securities of domestic and foreign issuers, such as bonds and debentures. These securities must be rated, at the time of investment, at least in the category A or the equivalent by Moody's Investors Service, Inc., Standard & Poor's Corporation, Fitch Investor's Service Inc., or another national rating organization, or if unrated, of comparable quality as determined by the Fund's advisers.

      The Fund may invest any portion of its assets not invested as described above in high quality money market instruments and repurchase agreements. For temporary defensive purposes, the Fund may invest without limitation in these instruments. To the extent that the Fund departs from its investment policies during temporary defensive periods, its investment objective may not be achieved.

Other Investment Practices

      The Fund may also engage in the following investment practices, when consistent with the Fund's overall objective and policies. These practices, and certain associated risks, are more fully described in the SAI.

      U.S. Government Securities. The Fund may invest in U.S. Treasury obligations, which are bills, notes and bonds backed by the full faith and credit of the U.S. Government as to payment of principal and interest which generally differ only in their interest rates and maturities. The Fund also may invest in securities issued or guaranteed by U.S. Government agencies and instrumentalities, including obligations that are supported by the full faith and credit of the U.S. Treasury, the limited authority of the issuer or guarantor to borrow from the U.S. Treasury, or only the credit of the issuer or guarantor. In the case of obligations not backed by the full faith and credit of the U.S. Treasury, the agency issuing or guaranteeing the obligation is principally responsible for ultimate repayment.

      Foreign Securities. The Fund may invest in foreign obligations issued or guaranteed by foreign governments and supranational entities, and in non-convertible corporate debt securities of foreign issuers.

Supranational entities include organizations such as The World Bank, the European Community, the European Coal and Steel Community and the Asian Development Bank. Since foreign securities are normally denominated and traded in foreign currencies, the values of the Fund's foreign investments may be affected favorably or unfavorably by currency exchange rates and exchange control regulations. There may be less information publicly available about foreign issuers than U.S. issuers, and they are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. The securities of foreign issuers may be less liquid and more volatile than the securities of comparable U.S. issuers. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad) and expenses. It is possible that nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments could affect the value of the Fund's investments in certain foreign countries. Foreign laws may restrict the ability to invest in certain countries or issuers and special tax considerations will apply to foreign securities. The risks can increase if the Fund invests in securities of issuers in emerging markets.

      Money Market Instruments. The Fund may invest in cash or high-quality, short-term money market instruments. Such instruments may include U.S. Government securities, commercial paper of domestic and foreign issuers and obligations of domestic and foreign banks. Investments in foreign money market instruments may involve certain risks associated with foreign investment.

      Repurchase Agreements and Forward Commitments. The Fund may enter into agreements to purchase and resell securities at an agreed-upon price and time. These transactions must be fully collateralized at all times. The Fund may purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction.

      Borrowings and Reverse Repurchase Agreements. The Fund may borrow money from banks for temporary or short-term purposes, but will not borrow for leveraging purposes. The Fund may also sell and simultaneously commit to repurchase a portfolio security at an agreed-upon price and time, to avoid selling securities during unfavorable market conditions in order to meet redemptions. Whenever the Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). The Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws.

      Stand-By Commitments. The Fund may enter into put transactions, including transactions sometimes referred to as stand-by commitments, with respect to securities in its portfolio. In these transactions, the Fund would acquire the right to sell a security at an agreed upon price within a specified period prior to its maturity date. These transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction. Acquisition of puts will have the effect of increasing the cost of the securities subject to the put and thereby reducing the yields otherwise available from such securities.

      Zero Coupon Securities, Payment-in-Kind Obligations and Stripped Obligations. The Fund may invest in zero coupon securities issued by governmental and private issuers. Zero coupon securities are debt securities that do not pay regular interest payments, and instead are sold at substantial discounts from their value at maturity. Payment-in-kind obligations are obligations on which the interest is payable in kind. The Fund may also invest in stripped obligations, which are separately traded principal and interest components of an underlying obligation. The value of these instruments tends to fluctuate more in response to changes in interest rates than the value of ordinary interest-paying debt securities with similar maturities. The risk is greater when the period to maturity is longer.

      Variable Rate Securities and Participation Certificates. The Fund may invest in variable rate demand instruments, which are obligations providing for a periodic adjustment in their interest rates and/or permitting their holders to demand payment of principal plus accrued interest within a specified time period. The Fund's investments may also include participation certificates issued by financial institutions. Participation certificates are pro rata interests in securities held by others; certificates of indebtedness or safekeeping are documentary receipts for such original securities held in custody by others. As a result of the variable rate nature of these investments, the Fund's yield may decline and it may forego the opportunity for capital appreciation during periods when interest rates decline; however, during periods when interest rates increase, the Fund's yield may increase and it may have reduced risk of capital depreciation.

      Inverse Floaters and Interest Rate Caps. The Fund may invest in inverse floaters and in bonds with interest rate caps. Inverse floaters are instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index, and their price may be considerably more volatile than a fixed-rate bond. Interest rate caps are financial instruments under which payments occur if an interest rate index exceeds a certain predetermined interest rate level, known as the cap rate, which is tied to a specific index. These financial products will be more volatile in price than bonds which do not include such a structure.

      Mortgage-Related Securities. The Fund may invest extensively in mortgage-related securities issued or guaranteed by certain agencies of the U.S. Government. The Fund will not invest in principal-only or interest-only stripped mortgage-backed securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities. Early repayment of principal on mortgage pass-through securities held by the Fund (due to prepayments of principal on the underlying mortgage loans) may result in a lower rate of return when the Fund reinvests such principal. In addition, if the Fund purchased the securities at a premium, early repayment would cause the value of the premium to be lost. Like other fixed-income securities, when interest rates rise the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

      Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the U.S. Government, or by agencies or instrumentalities of the U.S. Government (which guarantees are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by nongovernmental issuers may be supported by various forms of insurance or guarantees.

      The Fund may also invest in investment grade Collateralized Mortgage Obligations ("CMOs"), which are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the U.S. Government or its agencies or instrumentalities. CMOs are structured into multiple classes, with each class having a different expected average life or stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired.

      The Fund expects that governmental, government-related or private entities may create other mortgage-related securities in addition to those described above. As new types of mortgage-related securities are developed and offered to investors, the Fund will consider making investments in such securities.

      Asset-Backed Securities. The Fund may invest in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another, such as motor vehicle receivables or credit card receivables.

      Other Investment Companies. The Fund may invest up to 10% of its total assets in shares of other investment companies, subject to applicable regulatory limitations. The Fund is authorized to seek to achieve its objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund.

      Derivatives and Related Instruments. The Fund may invest its assets in derivative and related instruments to hedge various market risks or to increase the Fund's income or gain. Some of these instruments will be subject to asset segregation requirements to cover the Fund's obligations. The Fund may (i) purchase, write and exercise call and put options on securities and securities indexes (including using options in combination with securities, other options or derivative instruments); (ii) enter into swaps, futures contracts and options on futures contracts; (iii) employ forward currency and interest rate contracts;
(iv) purchase and sell mortgage-backed and asset-backed securities; and (v) purchase and sell structured products, which are instruments designed to restructure or reflect the characteristics of certain other investments.

      There are a number of risks associated with the use of derivatives and related instruments and no assurance can be given that any strategy will succeed. The value of certain derivatives or related instruments in which the Fund invests may be particularly sensitive to changes in prevailing economic conditions and market value. The ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Fund's advisers to forecast these factors correctly. Incorrect forecasts could expose the Fund to a risk of loss. There can be no guarantee that there will be a correlation between price movements in a hedging instrument and in the portfolio assets being hedged. The Fund is not required to use any hedging strategies. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. Derivatives transactions not involving hedging may have speculative characteristics, involve leverage and result in more risk to the Fund than hedging strategies using the same instruments. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a derivatives position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in derivatives markets. In certain instances, particularly those involving over-the-counter transactions or forward contracts, there is a greater potential that a counterparty or broker may default. In the event of a default, the Fund may experience a loss. For additional information concerning derivatives, related instruments and the associated risks, see the SAI.

Limiting Investment Risks

      Specific investment restrictions help the Fund limit investment risks for its shareholders. These restrictions prohibit the Fund from: (a) with respect to 75% of its assets, holding more than 10% of the voting securities of any issuer or investing more than 5% of its net assets in the securities of any one issuer (other than government obligations); (b) investing more than 15% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees); or (c) investing more than 25% of its total assets in any one industry. A complete description of these and other investment policies is included in the SAI. Except for the Fund's investment objective, restriction (c) above and investment policies designated as fundamental in the SAI, the Fund's investment policies are not fundamental. The Trustees may change any non-fundamental investment policy without shareholder approval.

Risk Factors

      The Fund does not constitute a balanced or complete investment program, and the net asset value of the shares of the Fund can be expected to fluctuate based on the value of the securities in the Fund's portfolio. The Fund is subject to the general risks and considerations associated with the types of investments it may make, as described above, as well as the risks discussed herein.

      The performance of the Fund depends in part on interest rate changes. As interest rates increase, the value of the fixed income securities held by the Fund tends to decrease. This effect will be more pronounced with respect to investments by the Fund in mortgage-related securities, the value of which are more sensitive to interest rate changes. There is no restriction on the maturity of the Fund's portfolio or any individual portfolio security, and to the extent the Fund invests in securities with longer maturities, the volatility of the Fund in response to changes in interest rates can be expected to be greater than if the Fund had invested in comparable securities with shorter maturities. The performance of the Fund will also depend on the quality of its investments. While U.S. Government securities generally are of high quality, government securities that are not backed by the full faith and credit of the U.S. Treasury may be affected by changes in the creditworthiness of the agency that issued them. Guarantees of principal and interest on obligations that may be purchased by the Fund are not guarantees of the market value of such obligations, nor do they extend to the value of shares of the Fund. Other fixed-income securities in which the Fund may invest, while of investment-grade quality, may be of lesser credit quality than U.S. Government securities.

      For a discussion of certain other risks associated with the Fund's additional investment activities, see "Other Investment Practices" above.

MANAGEMENT

The Fund's Advisers

      The Chase Manhattan Bank ("Chase") acts as investment adviser to the Fund pursuant to an Investment Advisory Agreement and has overall responsibility for investment decisions of the Fund, subject to the oversight of the Board of Trustees. Chase is a wholly-owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase and its predecessors have over 100 years of money management experience. For its investment advisory services to the Fund, Chase is entitled to receive an annual fee computed daily and paid monthly based at an annual rate equal to 0.30% of the Fund's average daily net assets. Chase is located at 270 Park Avenue, New York, New York 10017.

      Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to the Fund pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly-owned operating subsidiary of Chase. CAM makes investment decisions for the Fund on a day-to-day basis. For these services, CAM receives a fee, payable by Chase from its advisory fee, in a mutually agreed amount. CAM was recently formed for the purpose of providing discretionary investment advisory services to institutional clients and to consolidate Chase's investment management function. The same individuals who serve as portfolio managers for Chase also serve as portfolio managers for CAM. CAM is located at 1211 Avenue of the Americas, New York, New York 10036.

      Portfolio Manager. John Schmucker is responsible for the day-to-day management of the Fund's portfolio. Mr. Schmucker joined Chase in May l996. Prior to joining Chase, Mr. Schmucker was a vice president and portfolio manager at The Portfolio Group. Prior to joining The Portfolio Group in 1992, Mr. Schmucker was the Chief Investment Officer of Chemical Bank's Official Institutions Group. Previously, he was a portfolio manager with Henry Kaufman & Company, Inc.

HOW TO BUY, SELL AND EXCHANGE SHARES

How to Buy Shares

      You can open a fund account with as little as $2,500 ($1,000 for IRAs and SEP-IRAs) and make additional investments at any time with as little as $100. You can buy fund shares three ways-through an investment representative, through the Fund's distributor by calling the Vista Service Center, or through a systematic investment plan.

      All purchases made by check should be in U.S. dollars and made payable to the Vista Funds. Third party checks, except those payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership), credit cards and cash will not be accepted. The Fund reserves the right to reject any purchase order or cease offering shares for purchase at any time. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account for 15 business days. In addition, the redemption of shares through a Systematic Investment Plan will not be allowed for 7 calendar days.

      Buying shares through the Fund's distributor. Complete and return the enclosed application and your check in the amount you wish to invest to the Vista Service Center.

      Buying shares through systematic investing. You can make regular investments of $100 or more per month through automatic deduction from your bank checking or savings account. Shareholders electing to start this Systematic Investment Plan when opening an account should complete Section 8 of the account application. Current shareholders may begin such a plan at any time by sending a signed letter with signature guarantee to the Vista Service Center. Call the Vista Service Center at 1-800-34-VISTA for complete instructions.

      Shares are sold at the public offering price based on the net asset value next determined after the Vista Service Center receives your order. In most cases, in order to receive that day's public offering price, the Vista Service Center must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.

      If you are considering redeeming or exchanging shares or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange or transfer. Otherwise the Fund may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, the Fund will not issue certificates for your shares unless you request them.

Offering Price

      The public offering price of Class A shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The Fund receives the net asset value. The sales charge is allocated between your broker-dealer and the Fund's distributor as shown in the following table, except when the Fund's distributor, in its discretion, allocates the entire amount to your broker-dealer.

-------------------------------------------------------------------------------
                              Sales charge as a
                                percentage of:        Amount of sales charge
 Amount of transaction at   Offering    Net amount   reallowed to dealers as a
    offering price($)       price       invested    percentage of offering price
-------------------------------------------------------------------------------
Under 100,000                 4.50        4.71                 4.00
-------------------------------------------------------------------------------
100,000 but under 250,000     3.75        3.90                 3.25
-------------------------------------------------------------------------------
250,000 but under 500,000     2.5         2.56                 2.25
-------------------------------------------------------------------------------
500,000 but under 1,000,000   2.00        2.04                 1.75
-------------------------------------------------------------------------------

      There is no initial sales charge on purchases of Class A shares of $1 million or more.

      Except as stated below, the Fund's distributor pays broker-dealers commissions on sales of Class A shares of $1 million or more based on an investor's cumulative purchases (excluding money market funds) during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $2.5 million, 0.75% of the next $7.5 million, 0.50% of the next $40 million and 0.20% thereafter. On sales at net asset value to a participant-directed qualified retirement plan initially investing less than $20 million in the Vista Family of Funds (including a plan with at least 50 eligible employees), the Fund's distributor pays commissions during each one-year measuring period, determined as described above, at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million and 0.50% thereafter. On sales at net asset value to all other participant-directed qualified retirement plans, the Fund's distributor pays commissions on the initial investment and on subsequent net quarterly sales at a rate of 0.15%.

General

      You may be eligible to buy Class A shares at reduced sales charges. Consult your investment representative or the Vista Service Center for details about Vista's combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, employee benefit plans, and other plans. Descriptions are also included in enclosed application and in the SAI.

      A participant-directed employee benefit plan participating in a "multi-fund" program approved by the Board of Trustees may include amounts invested in the other mutual funds participating in such program for purposes of determining whether the plan may purchase Class A shares at net asset value. These investments will also be included for purposes of the discount privileges and programs described above.

      The Fund may sell Class A shares at net asset value without an initial sales charge to the current and retired Trustees (and their families), current and retired employees (and their families) of Chase, the Fund's distributor and transfer agent or any affiliates or subsidiaries thereof, registered representatives and other employees (and their families) of broker-dealers having selected dealer agreements with the Fund's distributor, employees (and their families) of financial institutions having selected dealer agreements with the Fund's distributor (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of Vista fund shares) financial institution trust departments investing an aggregate of $1 million or more in the Vista Family of Funds and clients of certain administrators of tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in the Vista Family of Funds.

      No initial sales charge will apply to the purchase of Class A shares of the Fund by an investor seeking to invest the proceeds of a qualified retirement plan where a portion of the plan was invested in the Vista Family of

Funds, any qualified retirement plan with 50 or more participants, or an individual participant in a tax-qualified plan making a tax-free rollover or transfer of assets from the plan in which Chase or an affiliate serves as trustee or custodian of the plan or manages some portion of the plan's assets.

      Purchases of Class A shares of the Fund may be made with no initial sales charge through an investment adviser or financial planner who charges a fee for their services. Purchases of Class A shares of the Fund may be made with no initial sales charge (i) by an investment adviser, broker or financial planner, provided arrangements are preapproved and purchases are placed through an omnibus account with the Fund or (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent. Such purchases may be made for retirement and deferred compensation plans and trusts used to fund those plans.

      Purchases of Class A shares of the Fund may be made with no initial sales charge in accounts opened by a bank, trust company or thrift institution which is acting as a fiduciary, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund, the Fund's distributor or the Vista Service Center.

      Shareholders of record of any Vista Fund as of November 30, 1990 and certain immediate family members may purchase Class A shares of the Fund with no initial sales charge for as long as they continue to own Class A shares of any Vista fund, provided there is no change in account registration. Shareholders of record of any portfolio of The Hanover Funds, Inc. or The Hanover Investment Funds, Inc. as of May 3, 1996 and certain related investors may purchase Class A shares of the Fund with no initial sales charge for as long as they continue to own shares of any Vista fund following this date, provided there is no change in account registration.

      The Fund may sell shares at net asset value without an initial sales charge in connection with the acquisition by the Fund of assets of an investment company or personal holding company.

      The Fund reserves the right to change any of these policies on purchases without an initial sales charge at any time and may reject any such purchase request.

      Shareholders of other Vista funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, shares of the Fund at net asset value.

How to Sell Shares

      You can sell your shares to the Fund any day the New York Stock Exchange is open, either directly to the Fund or through your investment representative. The Fund will only redeem shares for which it has received payment.

      Selling shares directly to the Fund. Send a signed letter of instruction to the Vista Service Center, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the Fund receives your request in proper form. In order to receive that day's net asset value, the Vista Service Center must receive your request before the close of regular trading on the New York Stock Exchange.

      If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee.

      If you want your redemption proceeds sent to an address other than your address as it appears on Vista's records, a signature guarantee is required. The Fund usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Vista Service Center for details.

      The Fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

      You may use Vista's Telephone Redemption Privilege to redeem shares valued up to $100,000 from your account unless you have notified the Vista Service Center of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, the Fund will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide the Fund with his or her account registration and address as it appears on the Fund's records.

      The Vista Service Center will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult the Vista Service Center.

      During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Vista Service Center by telephone. In this event, you may wish to submit a written redemption request, as described above, or contact your investment representative. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

      Systematic withdrawal. You can make regular withdrawals of $100 or more monthly, quarterly, or semiannually from an account valued at $5,000 or more ($10,000 for Class B accounts, not to exceed 12% per year).

      Selling shares through your investment representative. Your investment representative must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Vista Service Center, and may charge you for its services.

      Redemption of accounts of less than $500. The Fund may involuntarily redeem your shares if at such time the aggregate net asset value of the shares in your account is less than $500. In the event of any such redemption, you will receive at least 60 days notice prior to the redemption.

How to Exchange Your Shares

      You can exchange your shares for shares of the same class of certain other Vista funds at net asset value beginning 15 days after purchase. Not all Vista funds offer all classes of shares. The prospectus of the other Vista fund into which shares are being exchanged should be read carefully and retained for future reference.

      To exchange your shares, simply complete an Exchange Authorization Form and send it to the Vista Service Center. The form is available from the Vista Service Center. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. The Vista Service Center's procedures for telephone transactions are described under "How to Sell Shares." The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding. Ask your investment representative or the Vista Service Center for prospectuses of other Vista funds. Shares of certain Vista funds are not available to residents of all states.

      The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Vista management or the Trustees believe doing so would be in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. In addition, any shareholder who makes more than ten exchanges of shares involving a Fund in a year or three in a calendar quarter will be charged a $5.00 administration fee for each such exchange. Shareholders would be notified of any such action to the extent required by law. Consult the Vista Service Center before requesting an exchange. See the SAI to find out more about the exchange privilege.

      Reinstatement privilege. Class A shareholders have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of the redemption, accompanied by payment for the shares (not in excess of the redemption).

HOW THE FUND VALUES ITS SHARES

      The net asset value of each class of the Fund's shares is determined once daily based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time, however, options are priced at 4:15 p.m.), on each business day of the Fund, by dividing the net assets of the Fund attributable to that class by the total number of outstanding shares of that class. Values of assets held by the Fund are determined on the basis of their market or other fair value, as described in the SAI.

HOW DISTRIBUTIONS ARE MADE; TAX INFORMATION

      The Fund declares dividends daily and distributes any net investment income at least monthly. The Fund distributes any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryover.

      You can choose from three distribution options: (1) reinvest all distributions in additional Fund shares without a sales charge; (2) receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares without a sales charge; or (3) receive all distributions in cash. You can change your distribution option by notifying the Vista Service Center in writing. If you do not select an option when you open your account, all distributions will be reinvested. All distributions not paid in cash will be reinvested in shares of the class on which the distributions are paid. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the quarter in which the reinvestment occurs.

      If a check representing Fund distribution is not cashed within a specified period, the Vista Service Center will notify you that you have the option of requesting another check or reinvesting the distribution in the Fund or in another Vista fund. If the Vista Service Center does not receive your election, the distribution will be reinvested in the Fund. Similarly, if correspondence sent by the Fund or the Vista Service Center is returned as "undeliverable," distributions will automatically be reinvested in the Fund.

      The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Fund intends to distribute substantially all of its ordinary income and capital gain net income on a current basis. If the Fund does not qualify as a regulated investment company for any taxable year or does not make such distributions, the Fund will be subject to tax on all of its income and gains.

      All Fund distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

      Distributions may also be subject to state and local taxes. However, the laws of most states and localities except from some types of taxes distributions such as those made by the Fund to the extent such distributions are attributable to interest from obligations of the U.S. Government and certain of its agencies and instrumentalities.

      Investors should be careful to consider the tax implications of purchasing shares just prior to the next distribution date. Those investors purchasing shares just prior to a distribution will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of such purchase reflected the amount of such distribution.

      Early in each calendar year the Fund will notify you of the amount and tax status of distributions paid to you by the Fund for the preceding year.

      The foregoing is a summary of certain federal income tax consequences of investing in the Fund. You should consult your tax adviser to determine the precise effect of an investment in the Fund on your particular tax situation (including possible liability for state and local taxes and, for foreign shareholders, U.S. withholding taxes).

OTHER INFORMATION CONCERNING THE FUND

                              Distribution Plans

      The Fund's distributor is Vista Broker-Dealer Services, Inc. ("VBDS"). VBDS is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. The Trust has adopted a Rule 12b-1 distribution plan which provides that the Fund will pay distribution fees at annual rates of up to 0.25% annually of the average daily net assets attributable to Class A shares of the Fund. Payments under the distribution plans shall be used to compensate or reimburse the Fund's distributor and broker-dealers for services provided and expenses incurred in connection with the sale of Class A shares, and are not tied to the amount of actual expenses incurred. Payments may be used to compensate broker-dealers with trail or maintenance commissions at an annual rate of up to 0.25% of the average daily net asset value of Class A shares maintained in the Fund by customers of these broker-dealers. Trail or maintenance commissions are paid to broker-dealers beginning the 13th month following the purchase of shares by their customers. Some activities intended to promote the sale of Class A shares will be conducted generally by the Vista Family of Funds, and activities intended to promote the Fund's Class A shares may also benefit the Fund's other shares and other Vista funds.

      VBDS may provide promotional incentives to broker-dealers that meet specified sales targets for one or more Vista funds. These incentives may include gifts of up to $100 per person annually; an occasional meal, ticket to a sporting event or theater or entertainment for broker-dealers and their guests; and payment or reimbursement for travel expenses, including lodging and meals, in connection with attendance at training and educational meetings within and outside the U.S.

                         Shareholder Servicing Agents

      The Trust has entered into shareholder servicing agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers who beneficially own Class A shares of the Fund. These services include assisting with purchase and redemption transactions, maintaining shareholder accounts and records, furnishing customer statements, transmitting shareholder reports and communications to customers and other similar shareholder liaison services. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of Class A shares of the Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship. Shareholder servicing agents may subcontract with other parties for the provision of shareholder support services.

      Shareholder servicing agents may offer additional services to their customers, including specialized procedures for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption plans. Each shareholder servicing agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain shareholder servicing agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees an amount not exceeding such other fees or the fees for their services as shareholder servicing agents.

                      Administrator and Sub-Administrator

      Chase acts as administrator of the Fund and is entitled to receive a fee computed daily and paid monthly at an annual rate equal to 0.10% of the Fund's average daily net assets.

      VBDS provides certain sub-administrative services to the Fund pursuant to its distribution and sub- administration agreement and is entitled to receive a fee for these services from the Fund at an annual rate equal to 0.05% of the Fund's average daily net assets. VBDS has agreed to use a portion of this fee to pay for certain expenses incurred in connection with organizing new series of the Trust and certain other ongoing expenses of the Trust. VBDS is located at 125 West 55th Street, New York, New York 10019.

                                   Custodian

      Chase acts as custodian and fund accountant for the Fund and receives compensation under an agreement with the Trust. Fund securities and cash may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees.

                                   Expenses

      The Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees: registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Fund's custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Fund. Shareholder servicing and distribution fees are allocated to specific classes of the Fund. In addition, the Fund may allocate transfer agency and certain other expenses by class. Service providers to the Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

                    Organization and Description of Shares

      The Fund is a portfolio of Mutual Fund Group, an open-end management investment company organized as a Massachusetts business trust in 1987 (the "Trust"). The Trust has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each class of the Fund generally vote together except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

      The Fund issues multiple classes of shares. This Prospectus relates only to Class A shares of the Fund. The Fund offers other classes of shares in addition to this class. The categories of investors that are eligible to purchase shares and minimum investment requirements may differ for each class of Fund shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which will affect the relative performance of the different classes. Investors may call 1-800-34-VISTA to obtain additional information about other classes of shares of the Fund that are offered. Any person entitled to receive compensation for selling or servicing shares of the Fund may receive different levels of compensation with respect to one class of shares over another.

      The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. The Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust.

      Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

                          Certain Regulatory Matters

      Banking laws, including the Glass-Steagall Act as currently interpreted, prohibit bank holding companies and their affiliates from sponsoring, organizing, controlling, or distributing shares of, mutual funds, and generally prohibit banks from issuing, underwriting, selling or distributing securities. These laws do not prohibit banks or their affiliates from acting as investment adviser, administrator or custodian to mutual funds or from purchasing mutual fund shares as agent for a customer. Chase and the Trust believe that Chase (including its affiliates) may perform the services to be performed by it as described in this Prospectus without violating such laws. If future changes in these laws or interpretations required Chase to alter or discontinue any of these services, it is expected that the Board of Trustees would recommend alternative arrangements and that investors would not suffer adverse financial consequences. State securities laws may differ from the interpretations of banking law described above and banks may be required to register as dealers pursuant to state law.

      Chase and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of the Fund, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Chase and its affiliates deal, trade and invest for their own accounts in U.S. Government obligations, municipal obligations and commercial paper and are among the leading dealers of various types of U.S. Government obligations and municipal obligations. Chase and its affiliates may sell U.S. Government obligations and municipal obligations to, and purchase them from, other investment companies sponsored by the Fund's distributor or affiliates of the distributor. Chase will not invest the Fund's assets in any U.S. Government obligations, municipal obligations or commercial paper purchased from itself or any affiliate, although under certain circumstances such securities may be purchased from other members of an underwriting syndicate in which Chase or an affiliate is a non-principal member. This restriction may limit the amount or type of U.S. Government obligations, municipal obligations or commercial paper available to be purchased by the Fund. Chase has informed the Fund that in making its investment decisions, it does not obtain or use material inside information in the possession of any other division or department of Chase, including the division that performs services for the Fund as custodian, or in the possession of any affiliate of Chase. Shareholders of the Fund should be aware that, subject to applicable legal or regulatory restrictions, Chase and its affiliates may exchange among themselves certain information about the shareholder and his account. Transactions with affiliated broker-dealers will only be executed on an agency basis in accordance with applicable federal regulations.

PERFORMANCE INFORMATION

      The Fund's investment performance may from time to time be included in advertisements about the Fund. Performance is calculated separately for each class of shares. "Yield" for each class of shares is calculated by dividing the annualized net investment income calculated pursuant to federal rules per share during a recent 30-day period by the maximum public offering price per share of such class on the last day of that period.

      "Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the maximum public offering price and reflects the deduction of the maximum initial sales charge. Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if such sales charges were used.

      All performance data is based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, the Fund's operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objectives and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. Quotation of investment performance for any period when a fee waiver or expense limitation was in effect will be greater than if the waiver or limitation had not been in effect. The Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services. See the SAI.

MAKE THE MOST OF YOUR VISTA PRIVILEGES

The following services are available to you as a Vista mutual fund shareholder.

o SYSTEMATIC INVESTMENT PLAN - Invest as much as you wish ($100 or more) in the first or third week of any month. The amount will be automatically transferred from your checking or savings account.

o SYSTEMATIC WITHDRAWAL - Make regular withdrawals of $100 or more monthly, quarterly, or semiannually from an account valued at $10,000 or more.

o SYSTEMATIC EXCHANGE - Transfer assets automatically from one Vista account to another on a regular, prearranged basis. There is no additional charge for this service.

o FREE EXCHANGE PRIVILEGE - Exchange money between Vista funds in the same class of shares without charge. The exchange privilege allows you to adjust your investments as your objectives change.
      A signature guarantee is required for exchanges of more than $500,000.

Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange and systematic withdrawal or exchange.

o REINSTATEMENT PRIVILEGE - Class A shareholders have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of the redemption, accompanied by payment for the shares (not in excess of the redemption).


For more information about any of these services and privileges, call your shareholder servicing agent, investment representative or the Vista Service Center at 1-800-34-VISTA. These privileges are subject to change or termination.

VISTA FAMILY OF FUNDS

Vista Service Center
P.O. Box 419392
Kansas City, MO 64141-6392

Transfer Agent
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105

Legal Counsel
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

                                   PROSPECTUS

                    VISTA[SM] U.S. GOVERNMENT SECURITIES FUND
                             Institutional Shares

                                  May 6, 1996

      Investment Strategy:  Total Return

      This Prospectus explains concisely what you should know before investing. Please read it carefully and keep it for future reference. You can find more detailed information about the Fund in its May 6, 1996 Statement of Additional Information, as amended periodically (the "SAI"). For a free copy of the SAI, call the Vista Service Center at 1-800-622-4273. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      INVESTMENTS IN THE FUND ARE SUBJECT TO RISK--INCLUDING POSSIBLE LOSS OF PRINCIPAL--AND WILL FLUCTUATE IN VALUE. SHARES OF THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS



Expense Summary........................................................

Financial Highlights...................................................

Fund Objective.........................................................

Investment Policies....................................................

Management.............................................................

How to Purchase, Redeem and Exchange Shares............................

How the Fund Values its Shares.........................................

How Distributions are Made; Tax Information............................

Other Information Concerning the Fund..................................

Performance Information................................................

EXPENSE SUMMARY

      Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs from investing in the Institutional Shares Fund based on expenses incurred in the most recent fiscal year. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

Annual Fund Operating Expenses
(as a percentage of average net assets)

Investment Advisory Fee..............................................     0.30%

12b-1 Fee............................................................      None

Shareholder Servicing Fee (after estimated waiver)(*)................     0.20%

Other Expenses.......................................................     0.35%
                                                                          -----

Total Fund Operating Expenses (after waiver of fee)(*)                    0.85%
                                                                          =====

Examples

      Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                    1 Year      3 Years     5 Years     10 Years
                                    ------      -------     -------     --------

Institutional Shares (+).........


-----------------------
* Reflects current waiver arrangement to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waiver, the Shareholder Servicing Fee would be 0.25% and Total Fund Operating Expenses would be 0.90%. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year to the extent necessary to prevent Total Fund Operating Expenses of Institutional Shares of the Fund for such period from exceeding the amount indicated in the table.

      The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. The examples should not be considered representations of past or future expenses or returns; actual expenses and returns may be greater or less than shown.

      Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund. The Fund understands that Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts. See "Other Information Concerning the Fund."

FINANCIAL HIGHLIGHTS

      The table set forth below provides selected per share data and ratios for one Investor share of The Hanover U.S. Government Securities Fund, the predecessor to the Fund (the "Predecessor Fund") for each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Predecessor Fund's Annual Report to Shareholders for the fiscal year ended November 30, 1995, which is incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the financial information set forth in the table below, unless otherwise indicated, have been audited by KPMG Peat Marwick LLP, independent accountants, whose report thereon is alsoincluded in the Annual Report to Shareholders. Shareholders can obtain a copy of this Annual Report by contacting the Fund or their Shareholder Servicing Agent.

                  The Hanover U.S. Government Securities Fund
           (For an Investor Share outstanding throughout the period)

                                            Years ended           Period Ended
                                            November 30,          November 30,
                                     1995       1994     1993*       1995**
                                     ----       ----     ----        ----
                                      Investor Shares            Advisor Share
Per Share Operating Performance
Net Asset Value, Beginning of Period  $9.23   $10.27   $10.00       $9.59
Income From Investment Operations
    Net Investment Income              0.56     0.50     0.34        0.30
Net gain on securities (both
    realized and unrealized)           0.95    (0.94)    0.27        0.61
                                       ----   ------     ----        ----
Total from Investment Operations       1.51    (0.44)    0.61        0.91
                                       ----   ------     ----        ----
Less Distributions:
    Dividends from net investment
     income                           (0.56)   (0.50)   (0.34)      (0.32)
    Distributions from capital gains    --     (0.10)     --          --
                                      -----   ------    -----       -----
    Total Distributions               (0.56)   (0.60)   (0.34)      (0.32)

Net Asset Value, End of Period       $10.18    $9.23   $10.27      $10.18
                                     ======   ======   ======      ======

TOTAL RETURN***                       16.82%   (4.41%)   6.16%       9.57%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period
 (000 omitted)                      $83,304  $83,649  $86,089         $28
Ratio of Expenses to Average
 Net Assets #                          0.85%    0.85%    0.85%       0.83%
Ratio of Net Investment Income to
    Average Net Assets #               5.78%    5.15%    4.26%       5.43%
Ratio of expenses without waivers and
    assumption of expenses to
    Average Net Assets #               1.11%    1.04%    1.04%       6.65%
Ratio of net investment income without
    waivers and assumption of expenses
    to Average Net Assets(unaudited) # 5.52%    4.96%    4.07%      (0.39%)

-----------------------------
#     Short periods have been annualized.
*     Fund commenced operations on February 19, 1993.

**    Sales of Advisor Shares began on May 3, 1995.
***   Total return figures do not include the effect of any sales load.

FUND OBJECTIVE

      Vista U.S. Government Securities Fund seeks as high a level of total return as is consistent with the preservation of capital. Total return consists of income and capital appreciation. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

INVESTMENT POLICIES

Investment Approach

      Under normal market conditions, the Fund will invest at least 65% of its total assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and related repurchase agreements. There is no restriction on the maturity of the Fund's portfolio or any individual portfolio security, and the Fund's advisers are free to take advantage of the entire range of maturities of securities eligible for the Fund's portfolio. The Fund may invest extensively in mortgage-backed securities issued or guaranteed by certain agencies of the U.S. Government, as described below.

      The Fund's advisers may adjust the average maturity of the Fund's portfolio based upon their assessment of the relative yields available on securities of different maturities and their expectations of future changes in interest rates. Since the Fund invests extensively in U.S. Government securities, certain of which have less credit risk than that associated with other securities, the level of income achieved by the Fund may not be as high as that of other funds which invest in lower quality securities.

      The Fund may invest the portion of its assets not invested in U.S. Government securities and related repurchase agreements in nonconvertible corporate debt securities of domestic and foreign issuers, such as bonds and debentures. These securities must be rated, at the time of investment, at least in the category A or the equivalent by Moody's Investors Service, Inc., Standard & Poor's Corporation, Fitch Investor's Service Inc., or another national rating organization, or if unrated, of comparable quality as determined by the Fund's advisers.

      The Fund may invest any portion of its assets not invested as described above in high quality money market instruments and repurchase agreements. For temporary defensive purposes, the Fund may invest without limitation in these instruments. To the extent that the Fund departs from its investment policies during temporary defensive periods, its investment objective may not be achieved.

Other Investment Practices

      The Fund may also engage in the following investment practices, when consistent with the Fund's overall objective and policies. These practices, and certain associated risks, are more fully described in the SAI.

      U.S. Government Securities. The Fund may invest in U.S. Treasury obligations, which are bills, notes and bonds backed by the full faith and credit of the U.S. Government as to payment of principal and interest which generally differ only in their interest rates and maturities. The Fund also may invest in securities issued or guaranteed by U.S. Government agencies and instrumentalities, including obligations that are supported by the full faith and credit of the U.S. Treasury, the limited authority of the issuer or guarantor to borrow from the U.S. Treasury, or only the credit of the issuer or guarantor. In the case of obligations not backed by the full faith and credit of the U.S. Treasury, the agency issuing or guaranteeing the obligation is principally responsible for ultimate repayment.

      Foreign Securities. The Fund may invest in foreign obligations issued or guaranteed by foreign governments and supranational entities, and in non-convertible corporate debt securities of foreign issuers.

Supranational entities include organizations such as The World Bank, the European Community, the European Coal and Steel Community and the Asian Development Bank. Since foreign securities are normally denominated and traded in foreign currencies, the values of the Fund's foreign investments may be affected favorably or unfavorably by currency exchange rates and exchange control regulations. There may be less information publicly available about foreign issuers than U.S. issuers, and they are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. The securities of foreign issuers may be less liquid and more volatile than the securities of comparable U.S. issuers. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad) and expenses. It is possible that nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments could affect the value of the Fund's investments in certain foreign countries. Foreign laws may restrict the ability to invest in certain countries or issuers and special tax considerations will apply to foreign securities. The risks can increase if the Fund invests in securities of issuers in emerging markets.

      Money Market Instruments. The Fund may invest in cash or high-quality, short-term money market instruments. Such instruments may include U.S. Government securities, commercial paper of domestic and foreign issuers and obligations of domestic and foreign banks. Investments in foreign money market instruments may involve certain risks associated with foreign investment.

      Repurchase Agreements and Forward Commitments. The Fund may enter into agreements to purchase and resell securities at an agreed-upon price and time. These transactions must be fully collateralized at all times. The Fund may purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction.

      Borrowings and Reverse Repurchase Agreements. The Fund may borrow money from banks for temporary or short-term purposes, but will not borrow for leveraging purposes. The Fund may also sell and simultaneously commit to repurchase a portfolio security at an agreed-upon price and time, to avoid selling securities during unfavorable market conditions in order to meet redemptions. Whenever the Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). The Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws.

      Stand-By Commitments. The Fund may enter into put transactions, including transactions sometimes referred to as stand-by commitments, with respect to securities in its portfolio. In these transactions, the Fund would acquire the right to sell a security at an agreed upon price within a specified period prior to its maturity date. These transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction. Acquisition of puts will have the effect of increasing the cost of the securities subject to the put and thereby reducing the yields otherwise available from such securities.

      Zero Coupon Securities, Payment-in-Kind Obligations and Stripped Obligations. The Fund may invest in zero coupon securities issued by governmental and private issuers. Zero coupon securities are debt securities that do not pay regular interest payments, and instead are sold at substantial discounts from their value at maturity. Payment-in-kind obligations are obligations on which the interest is payable in kind. The Fund may also invest in stripped obligations, which are separately traded principal and interest components of an underlying obligation. The value of these instruments tends to fluctuate more in response to changes in interest rates than the value of ordinary interest-paying debt securities with similar maturities. The risk is greater when the period to maturity is longer.

      Variable Rate Securities and Participation Certificates. The Fund may invest in variable rate demand instruments, which are obligations providing for a periodic adjustment in their interest rates and/or permitting their holders to demand payment of principal plus accrued interest within a specified time period. The Fund's investments may also include participation certificates issued by financial institutions. Participation certificates are pro rata interests in securities held by others; certificates of indebtedness or safekeeping are documentary receipts for such original securities held in custody by others. As a result of the variable rate nature of these investments, the Fund's yield may decline and it may forego the opportunity for capital appreciation during periods when interest rates decline; however, during periods when interest rates increase, the Fund's yield may increase and it may have reduced risk of capital depreciation.

      Inverse Floaters and Interest Rate Caps. The Fund may invest in inverse floaters and in bonds with interest rate caps. Inverse floaters are instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index, and their price may be considerably more volatile than a fixed-rate bond. Interest rate caps are financial instruments under which payments occur if an interest rate index exceeds a certain predetermined interest rate level, know as the cap rate, which is tied to a specific index. These financial products will be more volatile in price than bonds which do not include such a structure.

      Mortgage-Related Securities. The Fund may invest extensively in mortgage-related securities issued or guaranteed by certain agencies of the U.S. Government. The Fund will not invest in principal-only or interest-only stripped mortgage-backed securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities. Early repayment of principal on mortgage pass-through securities held by the Fund (due to prepayments of principal on the underlying mortgage loans) may result in a lower rate of return when the Fund reinvests such principal. In addition, if the Fund purchased the securities at a premium, early repayment would cause the value of the premium to be lost. Like other fixed-income securities, when interest rates rise the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

      Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the U.S. Government, or by agencies or instrumentalities of the U.S. Government (which guarantees are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by nongovernmental issuers may be supported by various forms of insurance or guarantees.

      The Fund may also invest in investment grade Collateralized Mortgage Obligations ("CMOs"), which are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the U.S. Government or its agencies or instrumentalities. CMOs are structured into multiple classes, with each class having a different expected average life or stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired.

      The Fund expects that governmental, government-related or private entities may create other mortgage-related securities in addition to those described above. As new types of mortgage-related securities are developed and offered to investors, the Fund will consider making investments in such securities.

      Asset-Backed Securities. The Fund may invest in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another, such as motor vehicle receivables or credit card receivables.

      Other Investment Companies. The Fund may invest up to 10% of its total assets in shares of other investment companies, subject to applicable regulatory limitations. The Fund is authorized to seek to achieve its objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund.

      Derivatives and Related Instruments. The Fund may invest its assets in derivative and related instruments to hedge various market risks or to increase the Fund's income or gain. Some of these instruments will be subject to asset segregation requirements to cover the Fund's obligations. The Fund may (i) purchase, write and exercise call and put options on securities and securities indexes (including using options in combination with securities, other options or derivative instruments); (ii) enter into swaps, futures contracts and options on futures contracts; (iii) employ forward currency and interest rate contracts;
(iv) purchase and sell mortgage-backed and asset-backed securities; and (v) purchase and sell structured products, which are instruments designed to restructure or reflect the characteristics of certain other investments.

      There are a number of risks associated with the use of derivatives and related instruments and no assurance can be given that any strategy will succeed. The value of certain derivatives or related instruments in which the Fund invests may be particularly sensitive to changes in prevailing economic conditions and market value. The ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Fund's advisers to forecast these factors correctly. Incorrect forecasts could expose the Fund to a risk of loss. There can be no guarantee that there will be a correlation between price movements in a hedging instrument and in the portfolio assets being hedged. The Fund is not required to use any hedging strategies. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. Derivatives transactions not involving hedging may have speculative characteristics, involve leverage and result in more risk to the Fund than hedging strategies using the same instruments. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a derivatives position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in derivatives markets. In certain instances, particularly those involving over-the-counter transactions or forward contracts, there is a greater potential that a counterparty or broker may default. In the event of a default, the Fund may experience a loss. For additional information concerning derivatives, related instruments and the associated risks, see the SAI.

Limiting Investment Risks

      Specific investment restrictions help the Fund limit investment risks for its shareholders. These restrictions prohibit the Fund from: (a) with respect to 75% of its assets, holding more than 10% of the voting securities of any issuer or investing more than 5% of its net assets in the securities of any one issuer (other than government obligations); (b) investing more than 15% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees); or (c) investing more than 25% of its total assets in any one industry. A complete description of these and other investment policies is included in the SAI. Except for the Fund's investment objective, restriction (c) above and investment policies designated as fundamental in the SAI, the Fund's investment policies are not fundamental. The Trustees may change any non-fundamental investment policy without shareholder approval.

Risk Factors

      The Fund does not constitute a balanced or complete investment program, and the net asset value of the shares of the Fund can be expected to fluctuate based on the value of the securities in the Fund's portfolio. The Fund is subject to the general risks and considerations associated with the types of investments it may make, as described above, as well as the risks discussed herein.

      The performance of the Fund depends in part on interest rate changes. As interest rates increase, the value of the fixed income securities held by the Fund tends to decrease. This effect will be more pronounced with respect to investments by the Fund in mortgage-related securities, the value of which are more sensitive to interest rate changes. There is no restriction on the maturity of the Fund's portfolio or any individual portfolio security, and to the extent the Fund invests in securities with longer maturities, the volatility of the Fund in response to changes in interest rates can be expected to be greater than if the Fund had invested in comparable securities with shorter maturities. The performance of the Fund will also depend on the quality of its investments. While U.S. Government securities generally are of high quality, government securities that are not backed by the full faith and credit of the U.S. Treasury may be affected by changes in the creditworthiness of the agency that issued them. Guarantees of principal and interest on obligations that may be purchased by the Fund are not guarantees of the market value of such obligations, nor do they extend to the value of shares of the Fund. Other fixed-income securities in which the Fund may invest, while of investment-grade quality, may be of lesser credit quality than U.S.
Government securities.

      For a discussion of certain other risks associated with the Fund's additional investment activities, see "Other Investment Practices" above.

MANAGEMENT

The Fund's Advisers

      The Chase Manhattan Bank ("Chase") acts as investment adviser to the Fund pursuant to an Investment Advisory Agreement and has overall responsibility for investment decisions of the Fund, subject to the oversight of the Board of Trustees. Chase is a wholly-owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase and its predecessors have over 100 years of money management experience. For its investment advisory services to the Fund, Chase is entitled to receive an annual fee computed daily and paid monthly based at an annual rate equal to 0.30% of the Fund's average daily net assets. Chase is located at 270 Park Avenue, New York, New York 10017.

      Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to the Fund pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly-owned operating subsidiary of Chase. CAM makes investment decisions for the Fund on a day-to-day basis. For these services, CAM receives a fee, payable by Chase from its advisory fee, in a mutually agreed amount. CAM was recently formed for the purpose of providing discretionary investment advisory services to institutional clients and to consolidate Chase's investment management function. The same individuals who serve as portfolio managers for Chase also serve as portfolio managers for CAM. CAM is located at 1211 Avenue of the Americas, New York, New York 10036.

      Portfolio Manager. John Schmucker is responsible for the day-to-day management of the Fund's portfolio. Mr. Schmucker joined Chase in May 1996. Prior to joining Chase, Mr. Schmucker was a vice president and portfolio manager at The Portfolio Group. Prior to joining The Portfolio Group in 1992, Mr. Schumucker was the Chief Investment Officer of Chemical Bank's Official Institutions Group. Previously, he was a portfolio manager with Henry Kaufman & Company, Inc.

HOW TO PURCHASE, REDEEM AND EXCHANGE SHARES

How to Purchase Shares

      Institutional Shares may be purchased through selected financial service firms, such as broker-dealer firms and banks ("Dealers") who have entered into a selected dealer agreement with the Fund's distributor on each business day during which the New York Stock Exchange is open for trading ("Fund Business Day"). Qualified investors are defined as institutions, trusts, partnerships, corporations, qualified and other retirement plans and fiduciary accounts opened by a bank, trust company or thrift institution which exercise investment authority over such accounts. The Fund reserves the right to reject any purchase order or cease offering shares for purchase at any time.

      Institutional Shares are sold at their public offering price, which is their next determined net asset value. Orders received by Dealers prior to the New York Stock Exchange closing time are confirmed at that day's offering price, provided the order is received by the Vista Service Center prior to its close of business. Dealers are responsible for forwarding orders for the purchase of shares on a timely basis. Fund shares normally will be maintained in book entry form and share certificates will be issued only upon request. Management reserves the right to refuse to sell shares of the Fund to any institution.

      Federal regulations require that each investor provide a certified Taxpayer Identification Number upon opening an account.

Minimum Investments

      The Fund has established a minimum initial investment amount of $1,000,000 for the purchase of Institutional Shares. There is no minimum for subsequent investments. Purchases of Institutional Shares offered by other non-money market Vista funds may be aggregated with purchases of Institutional Shares of the Fund to meet the $1,000,000 minimum initial investment amount requirement.

How to Redeem Shares

      You may redeem all or any portion of the shares in your account at any time at the net asset value next determined after a redemption request in proper form is furnished by you to your Dealer and transmitted to and received by the Vista Service Center. A wire redemption may be requested by telephone or wire to the Vista Service Center. For telephone redemptions, call the Vista Service Center at 1-800-622-4273.

      In making redemption requests, the names of the registered shareholders on your account and your account number must be supplied, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the Fund receives your request in proper form. In order to receive that day's net asset value, the Vista Service Center must receive your request before the close of regular trading on the New York Stock Exchange.

      The Fund generally sends you payment for your shares by wire in federal funds on the business day after your request is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

      You may use Vista's Telephone Redemption Privilege to redeem shares valued up to $1,000,000 from your account unless you have notified the Vista Service Center of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, the Fund will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide the Fund with his or her account registration and address as it appears on the Fund's records.

      The Vista Service Center will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult the Vista Service Center.

      During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Vista Service Center by telephone. In this event, you may wish to submit a written redemption request or contact your Dealer. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

      Selling shares through your Dealer. Your Dealer must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your Dealer will be responsible for furnishing all necessary documentation to the Vista Service Center, and may charge you for its services.

      Redemption of accounts of less than $1,000,000. The Fund may involuntarily redeem your shares if at such time the aggregate net asset value of the shares in your account is less than $1,000,000. In the event of any such redemption, you will receive at least 60 days notice prior to the redemption.

How to Exchange Your Shares

      You can exchange your shares for Institutional Shares of certain other Vista funds at net asset value beginning 15 days after purchase. Not all Vista funds offer Institutional Shares. The prospectus of the other Vista fund into which shares are being exchanged should be read carefully prior to any exchange and retained for future reference.

      To exchange your shares, simply complete an Exchange Authorization Form and send it to the Vista Service Center. The form is available from the Vista Service Center. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. The Vista Service Center's procedures for telephone transactions are described under "How to Sell Shares." The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding. Ask your investment representative or the Vista Service Center for prospectuses of other Vista funds. Shares of certain Vista funds are not available to residents of all states.

      The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Vista management or the Trustees believe doing so would be in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. In addition, any shareholder who makes more than ten exchanges of shares involving a Fund in a year or three in a calendar quarter will be charged a $5.00 administration fee for each such exchange. Shareholders would be notified of any such action to the extent required by law. Consult the Vista Service Center before requesting an exchange. The exchange privilege is subject to change or termination. See the SAI to find out more about the exchange privilege.

HOW THE FUND VALUES ITS SHARES

      The net asset value of each class of the Fund's shares is determined once daily based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time, however, options are priced at 4:15 p.m.), on each business day of the Fund, by dividing the net assets of the Fund attributable to that class by the total number of outstanding shares of that class. Values of assets held by the Fund are determined on the basis of their market or other fair value, as described in the SAI.

HOW DISTRIBUTIONS ARE MADE; TAX INFORMATION

      The Fund declares dividends daily and distributes any net investment income at least monthly. The Fund distributes any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryover.

      You can choose from three distribution options: (1) reinvest all distributions in additional Fund shares; (2) receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares; or (3) receive all distributions in cash. You can change your distribution option by notifying the Vista Service Center in writing. If you do not select an option when you open your account, all distributions will be reinvested. All distributions not paid in cash will be reinvested in shares of the class on which the distributions are paid. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the quarter in which the reinvestment occurs.

      If a check representing Fund distribution is not cashed within a specified period, the Vista Service Center will notify you that you have the option of requesting another check or reinvesting the distribution in the Fund or in another Vista fund. If the Vista Service Center does not receive your election, the distribution will be reinvested in the Fund. Similarly, if correspondence sent by the Fund or the Vista Service Center is returned as "undeliverable," distributions will automatically be reinvested in the Fund.

      The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Fund intends to distribute substantially all of its ordinary income and capital gain net income on a current basis. If the Fund does not qualify as a regulated investment company for any taxable year or does not make such distributions, the Fund will be subject to tax on all of its income and gains.

      All Fund distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

      A portion of the ordinary income dividends paid by the Fund may qualify for the 70% dividends-received deduction for corporate shareholders.

      Distributions may also be subject to state and local taxes. However, the laws of most states and localities exempt from some types of taxes distributions such as those made by the Fund to the extent such distributions are attributable to interest from obligations of the U.S. Government and certain of its agencies and instrumentalities.

      Investors should be careful to consider the tax implications of purchasing shares just prior to the next distribution date. Those investors purchasing shares just prior to a distribution will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of such purchase reflected the amount of such distribution.

      Early in each calendar year the Fund will notify you of the amount and tax status of distributions paid to you by the Fund for the preceding year.

      The foregoing is a summary of certain federal income tax consequences of investing in the Fund. You should consult your tax adviser to determine the precise effect of an investment in the Fund on your particular tax situation (including possible liability for state and local taxes and, for foreign shareholders, U.S. withholding taxes).

OTHER INFORMATION CONCERNING THE FUND

                         Shareholder Servicing Agents

      The Trust has entered into shareholder servicing agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers who beneficially own Institutional Shares of the Fund. These services include assisting with purchase and redemption transactions, maintaining shareholder accounts and records, furnishing customer statements, transmitting shareholder reports and communications to customers and other similar shareholder liaison services. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of Institutional Shares of the Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship. Shareholder servicing agents may subcontract with other parties for the provision of shareholder support services.

      Shareholder servicing agents may offer additional services to their customers, including specialized procedures for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption plans. Each shareholder servicing agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain shareholder servicing agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees an amount not exceeding such other fees or the fees for their services as shareholder servicing agents.

                                 Administrator

      Chase acts as administrator of the Fund and is entitled to receive a fee computed daily and paid monthly at an annual rate equal to 0.10% of the Fund's average daily net assets.

                       Sub-Administrator and Distributor

      Vista Broker-Dealer Services, Inc. ("VBDS") acts as the Fund's sub-administrator and distributor. VBDS is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. For the sub-administrative services it performs, VBDS is entitled to receive a fee from the Fund at an annual rate equal to 0.05% of the Fund's average daily net assets. VBDS has agreed to use a portion of this fee to pay for certain expenses incurred in connection with organizing new series of the Trust and certain other ongoing expenses of the Trust. VBDS is located at 125 West 55th Street, New York, New York 10019.

                                   Custodian

      Chase acts as custodian and fund accountant for the Fund and receives compensation under an agreement with the Trust. Fund securities and cash may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees.

                                   Expenses

      The Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees: registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Fund's custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Fund. Shareholder servicing and distribution fees are allocated to specific classes of the Fund. In addition, the Fund may allocate transfer agency and certain other expenses by class. Service providers to the Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

                    Organization and Description of Shares

      The Fund is a portfolio of Mutual Fund Group, an open-end management investment company organized as a Massachusetts business trust in 1987 (the "Trust"). The Trust has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each class of the Fund generally vote together except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

      The Fund issues multiple classes of shares. This Prospectus relates only to Institutional Shares of the Fund, one class of shares offered by the Fund. Institutional Shares may be purchased only by qualified investors that make an initial investment of $1,000,000 or more. "Qualified investors" are defined as institutions, trusts, partnerships, corporations, qualified and other retirement plans and fiduciary accounts opened by a bank, trust company or thrift institution which exercises investment authority over such accounts. The Fund offers other classes of shares in addition to these classes. The categories of investors that are eligible to purchase shares may differ for each class of Fund shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which will affect the relative performance of the different classes. Investors may call 1-800-622-4273 to obtain additional information about other classes of shares of the Fund that are offered. Any person entitled to receive compensation for selling or servicing shares of the Fund may receive different levels of compensation with respect to one class of shares over another.

      The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. The Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust.

      Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

                          Certain Regulatory Matters

      Banking laws, including the Glass-Steagall Act as currently interpreted, prohibit bank holding companies and their affiliates from sponsoring, organizing, controlling, or distributing shares of, mutual funds, and generally prohibit banks from issuing, underwriting, selling or distributing securities. These laws do not prohibit banks or their affiliates from acting as investment adviser, administrator or custodian to mutual funds or from purchasing mutual fund shares as agent for a customer. Chase and the Trust believe that Chase (including its affiliates) may perform the services to be performed by it as described in this Prospectus without violating such laws. If future changes in these laws or interpretations required Chase to alter or discontinue any of these services, it is expected that the Board of Trustees would recommend alternative arrangements and that investors would not suffer adverse financial consequences. State securities laws may differ from the interpretations of banking law described above and banks may be required to register as dealers pursuant to state law.

      Chase and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of the Fund, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Chase and its affiliates deal, trade and invest for their own accounts in U.S. Government obligations, municipal obligations and commercial paper and are among the leading dealers of various types of U.S. Government obligations and municipal obligations. Chase and its affiliates may sell U.S. Government obligations and municipal obligations to, and purchase them from, other investment companies sponsored by the Fund's distributor or affiliates of the distributor. Chase will not invest the Fund's assets in any U.S. Government obligations, municipal obligations or commercial paper purchased from itself or any affiliate, although under certain circumstances such securities may be purchased from other members of an underwriting syndicate in which Chase or an affiliate is a non-principal member. This restriction may limit the amount or type of U.S. Government obligations, municipal obligations or commercial paper available to be purchased by the Fund. Chase has informed the Fund that in making its investment decisions, it does not obtain or use material inside information in the possession of any other division or department of Chase, including the division that performs services for the Fund as custodian, or in the possession of any affiliate of Chase. Shareholders of the Fund should be aware that, subject to applicable legal or regulatory restrictions, Chase and its affiliates may exchange among themselves certain information about the shareholder and his account. Transactions with affiliated broker-dealers will only be executed on an agency basis in accordance with applicable federal regulations.

PERFORMANCE INFORMATION

      The Fund's investment performance may from time to time be included in advertisements about the Fund. Performance is calculated separately for each class of shares. "Yield" for each class of shares is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share of such class on the last day of that period.

      "Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the public offering price. Total return may also be presented for other periods.

      All performance data is based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, the Fund's operating expenses and which class of shares you purchase. Investment performance also often reflects the risks associated with the Fund's investment objectives and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. Quotation of investment performance for any period when a fee waiver or expense limitation was in effect will be greater than if the waiver or limitation had not been in effect. The Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services. See the SAI.

VISTA FAMILY OF FUNDS

Vista Service Center
P.O. Box 419392
Kansas City, MO 64141-6392

Transfer Agent
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105

Legal Counsel
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

                                   PROSPECTUS

                         VISTA[SM] SOUTHEAST ASIAN FUND
                              VISTA[SM] JAPAN FUND
                             VISTA[SM] EUROPEAN FUND
                             Class A and B Shares

                                  May 6, 1996

      Investment Strategy:  Capital Growth

      This Prospectus explains concisely what you should know before investing. Please read it carefully and keep it for future reference. You can find more detailed information about the Funds in their May 6, 1996 Statement of Additional Information, as amended periodically (the "SAI"). For a free copy of the SAI, call the Vista Service Center at 1-800-34-VISTA. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      INVESTMENTS IN THE FUNDS ARE SUBJECT TO RISK--INCLUDING POSSIBLE LOSS OF PRINCIPAL--AND WILL FLUCTUATE IN VALUE. SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS



Expense Summary
The expenses you might pay on your Fund investment, including examples.

Fund Objectives......................................................

Investment Approaches
The kinds of securities in which the Vista Southeast Asian Fund, the Vista Japan Fund and the Vista European Fund invest..............

Common Investment Policies
The common investment policies of the Funds..........................

Other Investment Practices
The investment techniques and risks of the Funds.....................

Management
Chase Manhattan Bank, the Funds' adviser; Chase Asset Management, the Funds' sub-adviser, and the individuals who manage the Funds.....

About Your Investment
Alternative sales arrangements.......................................

How to Buy, Sell and Exchange Shares.................................

How the Funds Value their Shares.....................................

How Distributions are Made; Tax Information
How the Funds distribute their earnings, and
the taxes related to those earnings..................................

Other Information Concerning the Funds
Distribution plans, shareholder servicing agents, administration, custodian, expenses, organization and regulatory matters.............

Performance Information
How performance is determined, stated and/or advertised..............

Make the Most of Your Vista Privileges...............................

EXPENSE SUMMARY

      Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs from investing in each of the Funds based on expenses incurred in the most recent fiscal year. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

                                                     Class A         Class B
Shareholder Transaction Expenses                     Shares          Shares
                                                     -------         -------
Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price)................  4.75%             None

Maximum Deferred Sales Charge
(as a percentage of the lower of original
purchase price or redemption proceeds)(*)..........   None            5.00%

Annual Fund Operating Expenses
(as a percentage of average net assets)

Investment Advisory Fee (after estimated waiver)(**) 0.00%            0.00%

12b-1 Fee(***).....................................  0.25%            0.75%

Shareholder Servicing Fee..........................   None            0.25%

Other Expenses (after estimated waiver and
  reimbursement)(**)                                 1.50%            1.50%
                                                     -----            -----
Total Fund Operating Expenses (after waiver of
        fee and expense reimbursement)(**).........  1.75%            2.50%
                                                     =====            =====

Examples

      Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                    1 Year      3 Years     5 Years     10 Years
                                    ------      -------     -------     --------

Class A Shares(+)................   $64        $100         $138        $244

Class B Shares:
  Assuming complete
  redemption at the
  end of the
  period(++)(+++)................   $77        $110         $156        $257

  Assuming no
  redemptions (+++)..............   $25         $78         $133        $257

-----------------------
* The maximum deferred sales charge on Class B shares applies to redemptions during the first year after purchase; the charge generally declines by 1% annually thereafter (except in the fourth year), reaching zero after six years. See "How to Buy, Sell and Exchange Shares."

** Reflects current fee waiver and expense reimbursement arrangements to maintain Total Fund Operating Expenses at the levels indicated in the table above. Absent such arrangements, the Investment Advisory Fee and Other Expenses would be 1.00%, and 2.60%, respectively, for Class A and Class B shares, and Total Fund Operating Expenses would be 3.85% and 4.60% for Class A and Class B shares respectively.
*** Long-term shareholders in mutual funds with 12b-1 fees, such as Class A and
    Class B shareholders of the Fund, may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.
+   Assumes deduction at the time of purchase of the maximum sales charge.
++ Assumes deduction at the time of redemption of the maximum applicable deferred sales charge.
+++ Ten-year figures assume conversion of Class B shares to Class A shares eight years after purchase. See "How to Buy, Sell and Exchange Shares."

      The table is provided to help you understand the expenses of investing in the Funds and your share of the operating expenses that a Fund incurs. The examples should not be considered representations of past or future expenses or returns; actual expenses and returns may be greater or less than shown.

      Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with investments in the Funds. The Funds understand that Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Funds with respect to those accounts. See "Other Information Concerning the Funds."

FUND OBJECTIVES

      Each Fund seeks total return from long-term capital growth. No Fund is intended to be a complete investment program, and there is no assurance that a Fund will achieve its objective.

INVESTMENT APPROACHES

Vista Southeast Asian Fund

      The Fund will invest principally in a broad portfolio of equity securities of foreign companies located in countries throughout the Pacific and Far East regions, with the exception of Japan. Under normal market conditions, the Fund will invest at least 65% of its net assets in equity securities of these companies.

      The Fund's advisers seek to identify those countries and industries throughout the Pacific and Far East region (other than Japan) where economic and political factors are likely to produce above-average growth rates. The Fund's advisers attempt to identify those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. Emphasis will be placed on companies in Singapore, Malaysia, Thailand, the Philippines and Indonesia, but the Fund will also invest in companies in other countries in the Pacific and Far East region (other than Japan), including Hong Kong, Australia, New Zealand, Taiwan and Korea.

Vista Japan Fund

      The Fund will invest principally in equity securities of foreign companies located in countries throughout the Pacific and Far East regions. Under normal market conditions, the Fund will invest at least 65% of its net assets in equity securities of these companies, and its emphasis will be on securities traded in the securities markets of Japan. Investments by the Fund may, from time to time, also be made in securities traded in other securities markets of the Pacific and Far East regions as determined by the Fund's advisers. Under current market conditions, the Fund's advisers anticipate that the major portion of the Fund's assets will be invested in securities traded in the securities markets of Japan.

Vista European Fund

      The Fund will invest principally in equity securities of companies with principal business activities in countries located throughout Western Europe. Under normal market conditions, the Fund will invest at least 65% of its net assets in equity securities of these companies.

      The Fund's advisers seek to identify those Western European countries and industries where economic and political factors are likely to produce above-average growth rates. The Fund's advisers attempt to identify those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. Western European countries in which the Fund may invest include Austria, Belgium, Denmark, Germany, Finland, France, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom, as well as other Western European countries that the Fund's advisers deem to be of investment grade. The Fund's advisers anticipate that the Fund generally will be invested in a number of different Western European countries, although it may at times invest most or all of its assets in a single country.

COMMON INVESTMENT POLICIES

      The equity securities in which the Funds may invest include common stocks, preferred stocks, securities convertible into common stocks and warrants to purchase common stocks. Investments will be selected based on their potential for capital growth.

      The Funds' advisers will allocate each Fund's investments among securities denominated in the U.S. dollar and currencies of countries referred to above in which that Fund is permitted to invest. The advisers may adjust a Fund's exposure to each such currency based on their perception of the most favorable markets and issuers. The percentage of a Fund's assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with the advisers' assessment of the relative yield and appreciation potential of such securities and the current and anticipated relationship of a country's currency to the U.S. dollar. Fundamental economic strength, earnings growth, quality of management, industry growth, credit quality and interest rate trends are some of the principal factors which may be considered by the Funds' advisers in determining whether to increase or decrease the emphasis placed upon a particular type of security, industry sector, country or currency within a Fund's investment portfolio. Securities purchased by a Fund may be denominated in a currency other than that of the country in which the issuer is domiciled. No Fund is limited as to the amount of its assets that may be invested in any one country. However, each Fund will attempt to allocate investments among a wide range of industries and companies. Each Fund will place primary emphasis on equity securities and securities with equity features. However, each Fund may also invest in any type of investment grade debt security and various derivative securities if the advisers believe that doing so may result in capital growth. The Vista Southeast Asian Fund and the Vista European Fund will not invest more than 25% of their respective net assets in debt securities denominated in a single currency other than the U.S. dollar, or invest more than 25% of their respective net assets in debt securities issued by a single foreign government or supranational organization.

      The Funds' advisers will review economic and political events in the countries in which the Funds are invested on an ongoing basis.

      The Funds may invest in securities of companies of various sizes, including smaller companies whose securities may be more volatile and less liquid than securities of larger companies. With respect to certain countries in which capital markets are either less developed or not easily accessed, investments by the Funds may be made through investment in closed-end investment companies that in turn are authorized to invest in the securities of such countries.

      Each Fund is classified as a "non-diversified" fund under federal securities law. Each Fund's assets may be more concentrated in the securities of any single issuer or group of issuers than if such Fund were diversified.

      Each Fund may, for defensive purposes and in periods in which it is felt that investment returns may be greater or volatility may be less, invest less than 65% of its net assets in the equity securities in which it normally invests by investing in debt securities issued in various currencies by companies, governments and supranational entities located in countries in which the Fund is permitted to invest. For temporary defensive purposes, a Fund's assets may be invested in short-term debt instruments, including high quality money market instruments and securities issued or guaranteed by the government of any member country of the Organization for Economic Cooperation and Development or its agencies or instrumentalities. To the extent that a Fund departs from its investment policies during such periods, its investment objective may not be achieved.

      For a discussion of certain risks associated with an investment in the Funds, see "Risk Factors" and "Other Investment Practices" below.

OTHER INVESTMENT PRACTICES

      Each Fund may also engage in the following investment practices, when consistent with such Fund's overall objective and policies. These practices, and certain associated risks, are more fully described in the SAI.

      Money Market Instruments. Each Fund may invest in cash or high-quality, short-term money market instruments. Such instruments may include U.S. Government securities, commercial paper of domestic and foreign issuers and obligations of domestic and foreign banks. Investments in foreign money market instruments may involve certain risks associated with foreign investment.

      Investment Grade Debt Securities. Investment grade debt securities are securities rated in the category BBB or higher by Standard & Poor's Corporation ("S&P"), Baa or higher by Moody's Investors Services, Inc. ("Moody's") or the equivalent by another national rating organization, or, if unrated, determined by the advisers to be of equivalent quality.

      Depositary Receipts. Each Fund may invest its assets in securities of foreign issuers in the form of American Depositary Receipts, European Depositary Receipts or other similar securities representing securities of foreign issuers (collectively, "Depositary Receipts"). The Funds treat Depositary Receipts as interests in the underlying securities for purposes of their investment policies. Each Fund will limit its investment in Depositary Receipts not sponsored by the issuer of the underlying securities to no more than 5% of the value of its net assets (at the time of investment).

      Supranational and ECU Obligations. Each Fund may invest in securities issued by supranational organizations, which include organizations such as The World Bank, the European Community, the European Coal and Steel Community and the Asian Development Bank. Vista European Fund may also invest in securities denominated in the ECU, which is a "basket" consisting of specified amounts of the currencies of certain member states of the European Community. These securities are typically issued by European governments and supranational organizations.

      Indexed Investments. Each Fund may invest in instruments which are indexed to certain specific foreign currency exchange rates. The terms of such instruments may provide that their pincipal amounts or just their coupon interest rates are adjusted upwards or downwards (but not below zero) at maturity or on established coupon payment dates to reflect changes in the exchange rate between two or more currencies while the obligation is outstanding. Such indexed investments entail the risk of loss of principal and/or interest payments from currency movements in addition to principal risk, but offer the potential for realizing gains as a result of changes in foreign currency exchange rates.

      Repurchase Agreements and Forward Commitments. Each Fund may enter into agreements to purchase and resell securities at an agreed-upon price and time. These transactions must be fully collateralized at all times. Each Fund may purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk to a Fund if the other party should default on its obligation and such Fund is delayed or prevented from recovering the collateral or completing the transaction.

      Borrowings and Reverse Repurchase Agreements. Each Fund may borrow money from banks for temporary or short-term purposes, but will not borrow for leveraging purposes. The Funds may also sell and simultaneously commit to repurchase a portfolio security at an agreed-upon price and time, to avoid selling securities during unfavorable market conditions in order to meet redemptions. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). A Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws.

      Stand-By Commitments. Each Fund may enter into put transactions, including transactions sometimes referred to as stand-by commitments, with respect to securities in its portfolio. In these transactions, a Fund would acquire the right to sell a security at an agreed upon price within a specified period prior to its maturity date. These transactions involve some risk to a Fund if the other party should default on its obligation and such Fund is delayed or prevented from recovering the collateral or completing the transaction. Acquisition of puts will have the effect of increasing the cost of the securities subject to the put and thereby reducing the yields otherwise available from such securities.

      Convertible Securities. Each Fund may invest in convertible securities, which are securities generally offering fixed interest or dividend yields which may be converted either at a stated price or stated rate for common or preferred stock. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to define as interest rates increase, and increase as interest rates define. Because of the conversion feature, the market value of convertible securities also tends to vary with fluctuations in the market value of the underlying common or preferred stock.

      Other Investment Companies. Each Fund may invest up to 10% of its total assets in shares of other investment companies, subject to applicable regulatory limitations. Each Fund is authorized to seek to achieve its objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as such Fund.

      Derivatives and Related Instruments. Each Fund may invest its assets in derivative and related instruments to hedge various market risks or to increase its income or gain. Some of these instruments will be subject to asset segregation requirements to cover a Fund's obligations. Each Fund may (i) purchase, write and exercise call and put options on securities and securities indexes (including using options in combination with securities, other options or derivative instruments); (ii) enter into swaps, futures contracts and options on futures contracts; (iii) employ forward currency and interest rate contracts; and (iv) purchase and sell structured products, which are instruments designed to restructure or reflect the characteristics of certain other investments.

      There are a number of risks associated with the use of derivatives and related instruments and no assurance can be given that any strategy will succeed. The value of certain derivatives or related instruments in which a Fund invests may be particularly sensitive to changes in prevailing economic conditions and market value. The ability of the Funds to successfully utilize these instruments may depend in part upon the ability of the Funds' advisers to forecast these factors correctly. Incorrect forecasts could expose a Fund to a risk of loss. There can be no guarantee that there will be a correlation between price movements in a hedging instrument and in the portfolio assets being hedged. The Funds are not required to use any hedging strategies. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. Derivatives transactions not involving hedging may have speculative characteristics, involve leverage and result in more risk to a Fund than hedging strategies using the same instruments. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a derivatives position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in derivatives markets. In certain instances, particularly those involving over-the-counter transactions or forward contracts, there is a greater potential that a counterparty or broker may default. In the event of a default, a Fund may experience a loss. For additional information concerning derivatives, related instruments and the associated risks, see the SAI.

Limiting Investment Risks

      Specific investment restrictions help each Fund limit investment risks for its shareholders. These restrictions prohibit each Fund from: (a) with respect to 50% of its assets, holding more than 10% of the voting securities of any issuer; (b) investing more than 15% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees); or (c) investing more than 25% of its total assets in any one industry. A complete description of these and other investment policies is included in the SAI. Except for each Fund's investment objective, restriction
(c) above and investment policies designated as fundamental in the SAI, the Funds' investment policies are not fundamental. The Trustees may change any non-fundamental investment policy without shareholder approval.

Risk Factors

      The net asset value of the shares of each Fund can be expected to fluctuate based on the value of the securities in such Fund's portfolio. As each Fund invests primarily in equity securities of companies outside the U.S., an investment in its shares involves a higher degree of risk than an investment in a U.S. equity fund. An investment in any of the Funds should not be considered a complete investment program and may not be appropriate for all investors.

      Since foreign securities are normally denominated and traded in foreign currencies, the values of a Fund's foreign investments may be affected favorably or unfavorably by currency exchange rates and exchange control regulations. There may be less information publicly available about foreign companies than U.S. companies, and they are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. The securities of foreign companies may be less liquid and more volatile than the securities of comparable U.S. companies. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a Fund's assets held abroad) and expenses. It is possible that nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments could affect the value of a Fund's investments in certain foreign countries. Foreign laws may restrict the ability to invest in certain countries or issuers and special tax considerations will apply to foreign securities.

      Investments in securities of issuers based in developing countries entails certain additional risks, including greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability. The small size of markets for securities of issuers based in such countries and the low or non-existent volume of trading may result in a lack of liquidity and in price volatility. Certain national policies may restrict the investment opportunities, including restrictions on investing in issuers or industries deemed sensitive to relevant national interests. There may be an absence of developed legal structures governing private or foreign investment and private property.

      In addition, some of the foreign equity securities in which the Funds may invest may be of smaller foreign companies. The securities of smaller companies, whether foreign or domestic, often trade less frequently and in more limited volume, and may be subject to more abrupt or erratic price movements, than securities of larger, more established companies. Such companies may have limited product lines, markets or financial resources, or may depend on a limited management group.

      Securities rated in the category Baa by Moody's or BBB by S&P lack certain investment characteristics and may have speculative characteristics.

      Because each Fund is "non-diversified," the value of its shares is more susceptible to developments affecting issuers in which such Fund invests.

      For a discussion of certain other risks associated with each Fund's additional investment activities, see "Other Investment Practices" above.

MANAGEMENT

The Fund's Advisers

      The Chase Manhattan Bank ("Chase") acts as investment adviser to the Funds pursuant to an Investment Advisory Agreement and has overall responsibility for investment decisions of the Funds, subject to the oversight of the Board of Trustees. Chase is a wholly-owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase and its predecessors have over 100 years of money management experience. For its investment advisory services to the Funds, Chase is entitled to receive an annual fee computed daily and paid monthly based at an annual rate equal to 1.00% of each Fund's average daily net assets. Chase is located at 270 Park Avenue, New York, New York 10017.

      Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to the Funds pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly-owned operating subsidiary of Chase. CAM makes investment decisions for the Funds on a day-to-day basis. For these services, CAM receives a fee, payable by Chase from its advisory fee, in a mutually agreed amount. CAM was recently formed for the purpose of providing discretionary investment advisory services to institutional clients and to consolidate Chase's investment management function. The same individuals who serve as portfolio managers for

Chase also serve as portfolio managers for CAM. CAM is located at 1211 Avenue of the Americas, New York, New York 10036.

      Portfolio Managers. David Webb, Vice President of Chase is responsible for the day-to-day management of the Southeast Asian Fund and the Japan Fund. Mr. Webb was previously with Hambros Bank Limited based in London and was responsible for the asset allocation and portfolio management of international funds invested in Asia. Michael Browne, Vice President of Chase is responsible for the day-to-day management of the European Fund. Mr. Browne is head of the European Fund's management and research. Prior to joining Chase, Mr. Browne was Assistant Director of Continental European Equities for BZW Investment Management, the investment arm of Barclays Bank PLC, London, where he was responsible for stock selection for external clients.

ABOUT YOUR INVESTMENT

Alternative Sales Arrangements

      Class A shares. An investor who purchases Class A shares pays a sales charge at the time of purchase. As a result, Class A shares are not subject to any sales charges when they are redeemed. Certain purchases of Class A shares qualify for reduced sales charges. Class A shares have lower combined 12b-1 and service fees than Class B shares. See "How to Buy, Sell and Exchange Shares" and "Other Information Concerning the Funds."

      Class B shares. Class B shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge ("CDSC") if redeemed within a specified period after purchase. Class B shares also have higher combined 12b-1 and service fees than Class A shares.

      Class B shares automatically convert into Class A shares, based on relative net asset value, eight years after purchase. For more information about the conversion of Class B shares, see the SAI. This discussion will include information about how shares acquired through reinvestment of distributions are treated for conversion purposes. Class B shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made. Until conversion, Class B shares will have a higher expense ratio and pay lower dividends than Class A shares because of the higher combined 12b-1 and service fees. See "How to Buy, Sell and Exchange Shares" and "Other Information Concerning the Funds."

      Which arrangement is best for you? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge might consider Class B shares. Orders for Class B shares for $250,000 or more will be treated as orders for Class A shares or declined. For more information about these sales arrangements, consult your investment representative or the Funds' distributor.

HOW TO BUY, SELL AND EXCHANGE SHARES

How to Buy Shares

      You can open a fund account with as little as $2,500 ($1,000 for IRAs and SEP-IRAs) and make additional investments at any time with as little as $100. You can buy fund shares three ways-through an investment representative, through the Funds' distributor by calling the Vista Service Center, or through a systematic investment plan.

      All purchases made by check should be in U.S. dollars and made payable to the Vista Funds. Third party checks, except those payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership), credit cards and cash will not be accepted. The Fund reserves the right to reject any purchase order or cease offering shares for purchase at any time. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account for 15 business days. In addition, the redemption of shares through a Systematic Investment Plan will not be allowed for 7 calendar days.

      Buying shares through the Funds' distributor. Complete and return the enclosed application and your check in the amount you wish to invest to the Vista Service Center.

      Buying shares through systematic investing. You can make regular investments of $100 or more per month through automatic deduction from your bank checking or savings account. Shareholders electing to start this Systematic Investment Plan when opening an account should complete Section 8 of the account application. Current shareholders may begin such a plan at any time by sending a signed letter with signature guarantee to the Vista Service Center. Call the Vista Service Center at 1-800-34-VISTA for complete instructions.

      Shares are sold at the public offering price based on the net asset value next determined after the Vista Service Center receives your order. In most cases, in order to receive that day's public offering price, the Vista Service Center must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.

      If you are considering redeeming or exchanging shares or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange or transfer. Otherwise the Fund may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, a Fund will not issue certificates for your shares unless you request them.

Class A Shares

      The public offering price of Class A shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The Fund receives the net asset value. The sales charge is allocated between your broker-dealer and the Fund's distributor as shown in the following table, except when the Funds' distributor, in its discretion, allocates the entire amount to your broker-dealer.

-------------------------------------------------------------------------------
                               Sales charge as a
                                percentage of:        Amount of sales charge
 Amount of transaction at   Offering   Net amount    reallowed to dealers as a
    offering price($)         price       invested  percentage of offering price
-------------------------------------------------------------------------------
Under 100,000                  4.75       4.99                 4.00
-------------------------------------------------------------------------------
100,000 but under 250,000      3.75       3.90                 3.25
-------------------------------------------------------------------------------
250,000 but under 500,000      2.50       2.56                 2.25
-------------------------------------------------------------------------------
500,000 but under 1,000,000    2.00       2.04                 1.75
-------------------------------------------------------------------------------

         There is no initial sales charge on purchases of Class A shares of $1 million or more.

         Except as stated below, the Fund's distributor pays broker-dealers commissions on sales of Class A shares of $1 million or more based on an investor's cumulative purchases (excluding money market funds) during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $2.5 million, 0.75% of the next $7.5 million, 0.50% of the next $40 million and 0.20% thereafter. On sales at net asset value to a participant-directed qualified retirement plan initially investing less than $20 million in the Vista Family of Funds (including a plan with at least 50 eligible employees), the Funds' distributor pays commissions during each one-year measuring period, determined as described above, at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million and 0.50% thereafter.

On sales at net asset value to all other participant-directed qualified retirement plans, the Funds' distributor pays commissions on the initial investment and on subsequent net quarterly sales at a rate of 0.15%.

Class B Shares

      Class B shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within a specified period after purchase, as shown in the table below. The following types of shares may be redeemed without charge at any time: (i) shares acquired by reinvestment of distributions and (ii) shares otherwise exempt from the CDSC, as described in "How to Buy Shares-General." For other shares, the amount of the charge is determined as a percentage of the lesser of the current market value or the cost of shares being redeemed.

Year              1     2     3     4     5     6     7     8+
--------------------------------------------------------------
CDSC              5%    4%    3%    3%    2%    1%    0%    0%

      In determining whether a CDSC is payable on any redemption, the Fund will first redeem shares not subject to any charge, and then shares held longest during the CDSC period. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from the CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price. For information on how sales charges are calculated if you exchange your shares, see "How to Exchange Your Shares." The Funds' distributor pays broker-dealers a commission of [4.00%] of the offering price on sales of Class B shares, and the disributor receives the entire amount of any CDSC you pay.

General

      You may be eligible to buy Class A shares at reduced sales charges. Consult your investment representative or the Vista Service Center for details about Vista's combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, employee benefit plans, and other plans. Descriptions are also included in the enclosed application and in the SAI.

      A participant-directed employee benefit plan participating in a "multi-fund" program approved by the Board of Trustees may include amounts invested in the other mutual funds participating in such program for purposes of determining whether the plan may purchase Class A shares at net asset value. These investments will also be included for purposes of the discount privileges and programs described above.

      The Funds may sell Class A and Class B shares at net asset value without an initial sales charge or a CDSC to the current and retired Trustees (and their families), current and retired employees (and their families) of Chase, the Funds' distributor and transfer agent or any affiliates or subsidiaries thereof, registered representatives and other employees (and their families) of broker-dealers having selected dealer agreements with the Funds' distributor, employees (and their families) of financial institutions having selected dealer agreements with the Funds' distributor (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of Vista fund shares) financial institution trust departments investing an aggregate of $1 million or more in the Vista Family of Funds and clients of certain administrators of tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in the Vista Family of Funds.

      No initial sales charge will apply to the purchase of Class A shares of the Funds by an investor seeking to invest the proceeds of a qualified retirement plan, where a portion of the plan was invested in the Vista Family of Funds, any qualified retirement plan with 50 or more participants, or an individual participant in a tax-qualified plan making a tax-free rollover or transfer of assets from the plan in which Chase or an affiliate serves as trustee or custodian of the plan or manages some portion of the plan's assets.

      Purchases of Class A shares of the Funds may be made with no initial sales charge through an investment adviser or financial planner who charges a fee for their services. Purchases of Class A shares of the Funds may be made with no initial sales charge (i) by an investment adviser, broker or financial planner, provided arrangements are preapproved and purchases are placed through an omnibus account with the Funds or (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent. Such purchases may be made for retirement and deferred compensation plans and trusts used to fund those plans.

      Purchases of Class A shares of the Funds may be made with no initial sales charge in accounts opened by a bank, trust company or thrift institution which is acting as a fiduciary, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the particular Funds, such Fund's distributor or the Vista Service Center.

      Shareholders of record of any Vista Fund as of November 30, 1990 and certain immediate family members may purchase Class A shares of the Funds with no initial sales charge for as long as they continue to own Class A shares of any Vista fund, provided there is no change in account registration. Shareholders of record of any portfolio of The Hanover Funds, Inc. or The Hanover Investment Funds, Inc. as of May 3, 1996 and certain related investors may purchase Class A shares of the Funds with no initial sales charge for as long as they continue to own shares of any Vista fund following this date, provided there is no change in account registration.

      The Funds may sell shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition by the Funds of assets of an investment company or personal holding company and the CDSC will be waived on redemption of shares arising out of death or disability or in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of Class B shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The SAI contains additional information about purchasing the Funds' shares at reduced sales charges.

      The Funds reserve the right to change any of these policies on purchases without an initial sales charge at any time and may reject any such purchase request.

      Shareholders of other Vista funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, shares of the Funds at net asset value.

How to Sell Shares

      You can sell your shares to the Funds any day the New York Stock Exchange is open, either directly to the Funds or through your investment representative. The Funds will only redeem shares for which they have received payment.

      Selling shares directly to the Fund. Send a signed letter of instruction to the Vista Service Center, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the particular Fund receives your request in proper form, less any applicable CDSC. In order to receive that day's net asset value, the Vista Service Center must receive your request before the close of regular trading on the New York Stock Exchange.

      If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee.

      If you want your redemption proceeds sent to an address other than your address as it appears on Vista's records, a signature guarantee is required. The Funds usually require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Vista Service Center for details.

      The Funds generally send you payment for your shares the business day after your request is received. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

      You may use Vista's Telephone Redemption Privilege to redeem shares valued up to $100,000 from your account unless you have notified the Vista Service Center of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, the Funds will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide the Fund with his or her account registration and address as it appears on the Funds' records.

      The Vista Service Center will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Funds may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult the Vista Service Center.

      During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Vista Service Center by telephone. In this event, you may wish to submit a written redemption request, as described above, or contact your investment representative. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

      Systematic withdrawal. You can make regular withdrawals of $100 or more monthly, quarterly, or semiannually from an account valued at $5,000 or more ($10,000 for Class B accounts, not to exceed 12% per year).

      Selling shares through your investment representative. Your investment representative must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Vista Service Center, and may charge you for its services.

      Redemption of accounts of less than $500. The Funds may involuntarily redeem your shares if at such time the aggregate net asset value of the shares in your account is less than $500. In the event of any such redemption, you will receive at least 60 days notice prior to the redemption. In the event the Funds redeem Class B shares pursuant to this provision, no CDSC will be imposed.

How to Exchange Your Shares

      You can exchange your shares for shares of the same class of certain other Vista funds at net asset value beginning 15 days after purchase. Not all Vista funds offer all classes of shares. The prospectus of the other Vista fund into which shares are being exchanged should be read carefully and retained for future reference. If you exchange shares subject to CDSC, the transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. The CDSC will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest CDSC applicable to your class of shares. In computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

      An exchange of Class B shares into any of the Vista money market funds other than the Class B shares of the Vista Prime Money Market Fund will be treated as a redemption -- and therefore subject to the conditions of the CDSC -- and a subsequent purchase. Class B shares of any Vista non-money market fund may be exchanged into the Class B shares of the Vista Prime Money Market Fund in order to continue the aging of the initial purchase of such shares.

      To exchange your shares, simply complete an Exchange Authorization Form and send it to the Vista Service Center. The form is available from the Vista Service Center. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. The Vista Service Center's procedures for telephone transactions are described under "How to Sell Shares." The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding. Ask your investment representative or the Vista Service Center for prospectuses of other Vista funds. Shares of certain Vista funds are not available to residents of all states.

      The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Vista management or the Trustees believe doing so would be in the best interests of the Funds, the Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. In addition, any shareholder who makes more than ten exchanges of shares involving a Fund in a year or three in a calendar quarter will be charged a $5.00 administration fee for each such exchange. Shareholders would be notified of any such action to the extent required by law. Consult the Vista Service Center before requesting an exchange. See the SAI to find out more about the exchange privilege.

      Reinstatement privilege. Class A shareholders have a one time privilege of reinstating their investment in the Funds at net asset value next determined subject to written request within 90 calendar days of the redemption, accompanied by payment for the shares (not in excess of the redemption). Class B shareholders who have redeemed their shares and paid a CDSC with such redemption may purchase Class A shares with no initial sales charge (in an amount not in excess of their redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B shares.

HOW THE FUNDS VALUES THEIR SHARES

      The net asset value of each class of the Funds' shares is determined once daily based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time, however, options are priced at 4:15 p.m.), on each business day of the Funds, by dividing the net assets of the particular Fund attributable to that class by the total number of outstanding shares of that class. Values of assets held by the Funds are determined on the basis of their market or other fair value, as described in the SAI.

HOW DISTRIBUTIONS ARE MADE; TAX INFORMATION

      The Funds distribute any net investment income at least semi-annually and any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. Distributions paid by the Funds with respect to Class A shares will generally be greater than those paid with respect to Class B shares because expenses attributable to Class B shares will generally be higher.

      You can choose from three distribution options: (1) reinvest all distributions in additional Fund shares without a sales charge; (2) receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares without a sales charge; or (3) receive all distributions in cash. You can change your distribution option by notifying the Vista Service Center in writing. If you do not select an option when you open your account, all distributions will be reinvested. All distributions not paid in cash will be reinvested in shares of the class on which the distributions are paid. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the quarter in which the reinvestment occurs.

      If a check representing Fund distribution is not cashed within a specified period, the Vista Service Center will notify you that you have the option of requesting another check or reinvesting the distribution in the Fund or in another Vista fund. If the Vista Service Center does not receive your election, the distribution will be reinvested in the particular Fund. Similarly, if correspondence sent by a Fund or the Vista Service Center is returned as "undeliverable," distributions will automatically be reinvested in such Fund.

      Each Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Each Fund intends to distribute substantially all of its ordinary income and capital gain net income on a current basis. If a Fund does not qualify as a regulated investment company for any taxable year or does not make such distributions, the Fund will be subject to tax on all of its income and gains.

      Distributions by the Funds will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

      Investment income received by the Funds from sources within foreign countries may be subject to foreign taxes withheld at the source. Since more than 50% of the value of the total assets of each Fund at the close of the Fund's taxable year is anticipated to be stock or securities of foreign corporations, each Fund may elect to "pass through" to its shareholders the amount of foreign taxes paid by such Fund.

      Investors should be careful to consider the tax implications of purchasing shares just prior to the next distribution date. Those investors purchasing shares just prior to a distribution will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of such purchase reflected the amount of such distribution.

      Early in each calendar year each Fund will notify you of the amount and tax status of distributions paid to you by the Fund for the preceding year.

      The foregoing is a summary of certain federal income tax consequences of investing in a Fund. You should consult your tax adviser to determine the precise effect of an investment in a Fund on your particular tax situation (including possible liability for state and local taxes and, for foreign shareholders, U.S. withholding taxes).

OTHER INFORMATION CONCERNING THE FUNDS

                              Distribution Plans

      The Funds' distributor is Vista Broker-Dealer Services, Inc. ("VBDS"). VBDS is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. The Trust has adopted Rule 12b-1 distribution plans for Class A and Class B shares which provide that the Funds will pay distribution fees at annual rates of up to 0.25% and 0.75% annually of the average daily net assets attributable to Class A and Class B shares of the Fund, respectively. Payments under the distribution plans shall be used to compensate or reimburse the Funds' distributor and broker-dealers for services provided and expenses incurred in connection with the sale of Class A and Class B shares, and are not tied to the amount of actual expenses incurred. Payments may be used to compensate broker-dealers with trail or maintenance commissions at an annual rate of up to 0.25% of the average daily net asset value of Class A or Class B shares maintained in the Fund by customers of these broker-dealers. Trail or maintenance commissions are paid to broker-dealers beginning the 13th month following the purchase of shares by their customers. Some activities intended to promote the sale of Class A and Class B shares will be conducted generally by the Vista Family of Funds, and activities intended to promote the Fund's Class A and Class B shares may also benefit the Fund's other shares and other Vista funds.

      VBDS may provide promotional incentives to broker-dealers that meet specified sales targets for one or more Vista funds. These incentives may include gifts of up to $100 per person annually; an occasional meal, ticket to a sporting event or theater or entertainment for broker-dealers and their guests; and payment or reimbursement for travel expenses, including lodging and meals, in connection with attendance at training and educational meetings within and outside the U.S.

                         Shareholder Servicing Agents

      The Trust has entered into shareholder servicing agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers who beneficially own Class B shares of the Fund. These services include assisting with purchase and redemption transactions, maintaining shareholder accounts and records, furnishing customer statements, transmitting shareholder reports and communications to customers and other similar shareholder liaison services. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of Class B shares of each Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship. Shareholder servicing agents may subcontract with other parties for the provision of shareholder support services.

      Shareholder servicing agents may offer additional services to their customers, including specialized procedures for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption plans. Each shareholder servicing agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain shareholder servicing agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees an amount not exceeding such other fees or the fees for their services as shareholder servicing agents.

                      Administrator and Sub-Administrator

      Chase acts as the Funds' administrator and is entitled to receive a fee computed daily and paid monthly at an annual rate equal to 0.10% of each Fund's average daily net assets.

      VBDS provides certain sub-administrative services to the Funds' pursuant to its distribution and sub- administration agreement and is entitled to receive a fee for these services from each Fund at an annual rate equal to 0.05% of each Funds' average daily net assets. VBDS has agreed to use a portion of this fee to pay for certain expenses incurred in connection with organizing new series of the Trust and certain other ongoing expenses of the Trust. VBDS is located at 125 West 55th Street, New York, New York 10019.

                                   Custodian

      Chase acts as custodian and fund accountant for the Funds and receives compensation under an agreement with the Trust. Fund securities and cash may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees.

                                   Expenses

      The Funds pay the expenses incurred in their operations, including each Fund's pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees: registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Funds' custodian for all services to the Funds, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Funds. Shareholder servicing and distribution fees are allocated to specific classes of each of the Funds. In addition, each Fund may allocate transfer agency and certain other expenses by class. Service providers to the Funds may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

                    Organization and Description of Shares

      Each Fund is a portfolio of Mutual Fund Group, an open-end management investment company organized as a Massachusetts business trust in 1987 (the "Trust"). The Trust has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each class of the Funds generally vote together except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

      Each Fund issues multiple classes of shares. This Prospectus relates only to Class A and Class B shares of each Fund. The Funds offer other classes of shares in addition to these classes. The categories of investors that are eligible to purchase shares and minimum investment requirements may differ for each class of each Fund's shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which will affect the relative performance of the different classes. Investors may call 1-800-34-VISTA to obtain additional information about other classes of shares of the Funds that are offered. Any person entitled to receive compensation for selling or servicing shares of the Funds may receive different levels of compensation with respect to one class of shares over another.

      The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. The Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust.

      Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

                          Certain Regulatory Matters

      Banking laws, including the Glass-Steagall Act as currently interpreted, prohibit bank holding companies and their affiliates from sponsoring, organizing, controlling, or distributing shares of, mutual funds, and generally prohibit banks from issuing, underwriting, selling or distributing securities. These laws do not prohibit banks or their affiliates from acting as investment adviser, administrator or custodian to mutual funds or from purchasing mutual fund shares as agent for a customer. Chase and the Trust believe that Chase (including its affiliates) may perform the services to be performed by it as described in this Prospectus without violating such laws. If future changes in these laws or interpretations required Chase to alter or discontinue any of these services, it is expected that the Board of Trustees would recommend alternative arrangements and that investors would not suffer adverse financial consequences. State securities laws may differ from the interpretations of banking law described above and banks may be required to register as dealers pursuant to state law.

      Chase and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of the Funds, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Chase and its affiliates deal, trade and invest for their own accounts in U.S. Government obligations, municipal obligations and commercial paper and are among the leading dealers of various types of U.S. Government obligations and municipal obligations. Chase and its affiliates may sell U.S. Government obligations and municipal obligations to, and purchase them from, other investment companies sponsored by the Funds' distributor or affiliates of the distributor. Chase will not invest the Funds' assets in any U.S. Government obligations, municipal obligations or commercial paper purchased from itself or any affiliate, although under certain circumstances such securities may be purchased from other members of an underwriting syndicate in which Chase or an affiliate is a non-principal member. This restriction may limit the amount or type of U.S. Government obligations, municipal obligations or commercial paper available to be purchased by the Funds. Chase has informed the Funds that in making its investment decisions, it does not obtain or use material inside information in the possession of any other division or department of Chase, including the division that performs services for the Funds as custodian, or in the possession of any affiliate of Chase. Shareholders of the Funds should be aware that, subject to applicable legal or regulatory restrictions, Chase and its affiliates may exchange among themselves certain information about the shareholder and his account. Transactions with affiliated broker-dealers will only be executed on an agency basis in accordance with applicable federal regulations.

PERFORMANCE INFORMATION

      Each Fund's investment performance may from time to time be included in advertisements about the Funds. Performance is calculated separately for each class of shares. "Yield" for each class of shares is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share of such class on the last day of that period.

      "Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in a Fund invested at the maximum public offering price (in the case of Class A shares) or reflecting the deduction of any applicable contingent deferred sales charge (in the case of Class B shares). Total return reflects the deduction of the maximum initial sales charge in the case of Class A shares, but does not reflect the deduction of any contingent deferred sales charge in the case of Class B shares. Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if such sales charges were used.

      All performance data is based on each Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of each Fund's portfolio, each Fund's operating expenses and which class of shares you purchase. Investment performance also often reflects the risks associated with the Funds' investment objectives and policies. These factors should be considered when comparing each the Fund's investment results to those of other mutual funds and other investment vehicles. Quotation of investment performance for any period when a fee waiver or expense limitation was in effect will be greater than if the waiver or limitation had not been in effect. Each Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services. See the SAI.

MAKE THE MOST OF YOUR VISTA PRIVILEGES

The following services are available to you as a Vista mutual fund shareholder.

o SYSTEMATIC INVESTMENT PLAN - Invest as much as you wish ($100 or more) in the first or third week of any month. The amount will be automatically transferred from your checking or savings account.

o SYSTEMATIC WITHDRAWAL - Make regular withdrawals of $100 or more monthly, quarterly, or semiannually from an account valued at $5,000 or more ($10,000 for Class B accounts).

o SYSTEMATIC EXCHANGE - Transfer assets automatically from one Vista account to another on a regular, prearranged basis. There is no additional charge for this service.

o FREE EXCHANGE PRIVILEGE - Exchange money between Vista funds in the same class of shares without charge. The exchange privilege allows you to adjust your investments as your objectives change.
      A signature guarantee is required for exchanges of more than $500,000.

Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange and systematic withdrawal or exchange.

o REINSTATEMENT PRIVILEGE - Class A shareholders have a one time privilege of reinstating their investment in their Fund at net asset value next determined subject to written request within 90 calendar days of the redemption, accompanied by payment for the shares (not in excess of the redemption).

      Class B shareholders who have redeemed their shares and paid a CDSC with such redemption may purchase Class A shares with no initial sales charge (in an amount not in excess of their redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B shares.

For more information about any of these services and privileges, call your shareholder servicing agent, investment representative or the Vista Service Center at 1-800-34-VISTA. These privileges are subject to change or termination.

VISTA FAMILY OF FUNDS

Vista Service Center
P.O. Box 419392
Kansas City, MO 64141-6392

Transfer Agent
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105

Legal Counsel
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

                                     PART B

                                                                  STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                                   May 6, 1996

                          VISTA AMERICAN VALUE FUND
                            VISTA(SM) BALANCED FUND
                              VISTA(SM) BOND FUND
                         VISTA(SM) CAPITAL GROWTH FUND
                          VISTA(SM) EQUITY INCOME FUND
                        VISTA(SM) GROWTH AND INCOME FUND
                        VISTA(SM) LARGE CAP EQUITY FUND
                         VISTA(SM) SHORT-TERM BOND FUND
                        VISTA(SM) SMALL CAP EQUITY FUND
                   VISTA(SM) U.S. GOVERNMENT SECURITIES FUND
                      VISTA(SM) U.S. TREASURY INCOME FUND

                125 West 55th Street, New York, New York 10019

      This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectuses offering shares of the Funds. This Statement of Additional Information should be read in conjunction with the Prospectuses offering shares of Vista U. S. Government Securities Fund, Vista U.S. Treasury Income Fund, Vista Bond Fund and Vista Short-Term Bond Fund (collectively the "Income Funds"), and Vista American Value Fund, Vista Balanced Fund, Vista Equity Income Fund, Vista Growth and Income Fund, Vista Capital Growth Fund, Vista Large Cap Equity Fund and Vista Small Cap Equity Fund (collectively the "Equity Funds"). Any references to a "Prospectus" in this Statement of Additional Information is a reference to one or more of the foregoing Prospectuses, as the context requires. Copies of each Prospectus may be obtained by an investor without charge by contacting Vista Broker-Dealer Services, Inc., the Funds' distributor, at the above-listed address.

      This Statement of Additional Information is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by an effective prospectus.

      For more information about your account, simply call the Vista Service Center at our toll-free number: 1-800-34-VISTA

      Vista Service Center
      P.O. Box 419392
      Kansas City, MO  64141

                               Table of Contents

                                                                          Page
The Funds..................................................................  3
Investment Policies and Restrictions.......................................  4
Performance Information.................................................... 19
Determination of Net Asset Value........................................... 22
Tax Matters................................................................ 24
Management of the Funds and Portfolios..................................... 30
Independent Accountants.................................................... 39
General Information........................................................ 39
Appendix A -Description of Certain U.S. Government Obligations.............A-1
Appendix B -Description of Ratings.........................................B-1

                                  THE FUNDS

      Mutual Fund Group (the "Trust") is an open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on May 11, 1987. The Trust presently consists of 16 separate series (the "Funds"). Certain of the Funds are diversified and other Funds are non-diversified, as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Those Income Funds and Equity Funds offered through multiple classes of shares may issue Class A shares (which are subject to an initial sales load), Class B shares (which are subject to a contingent deferral sales load) and Institutional shares (which are sold without a sales load to certain qualified investors). The shares of the Income Funds and Equity Funds are collectively referred to in this Statement of Additional Information as the "Shares."

      The Growth and Income Fund and Capital Growth Fund converted to a master fund/feeder fund structure in December 1993. Under this structure, each of these Funds seeks to achieve its investment objective by investing all of its investable assets in an open-end, non-diversified management investment company which has the same investment objective as that Fund. The Growth and Income Fund invests in the Growth and Income Portfolio and the Capital Growth Fund invests in the Capital Growth Portfolio. The Growth and Income Portfolio and the Capital Growth Portfolio are referred to collectively as the "Portfolios."

      Each of the Portfolios is a New York trust with its principal office in New York. Certain qualified investors, in addition to a Fund, may invest in a Portfolio. For purposes of this Statement of Additional Information, any information or references to either or both of the Portfolios refer to the operations and activities after implementation of the master fund/feeder fund structure.

      On May 6, 1996, The Hanover American Value Fund merged into Vista American Value Fund, The Hanover Large Cap Equity Fund merged into the Institutional Shares of Vista Large Cap Equity Fund, The Hanover Short-Term Bond Fund merged into the Class A shares of Vista Short-Term Bond Fund, Investor Shares of The Hanover Small Cap Equity Fund merged into the Class A shares of Vista Small Cap Equity Fund, CBC Benefit Shares of The Hanover Small Cap Equity Fund merged into the Institutional Shares of Vista Small Cap Equity Fund and The Hanover U.S. Government Securities Fund merged into the Institutional Shares of Vista U.S. Government Securities Fund. The foregoing mergers are referred to herein as the "Hanover Reorganization."

      The Funds' Shares are continuously offered for sale through Vista Broker-Dealer Services, Inc. ("VBDS"), the Funds' distributor (the "Distributor"), which is not affiliated with Chase Manhattan Bank or its affiliates.

      The Board of Trustees of the Trust provides broad supervision over the affairs of the Trust including the Funds. In the case of the Portfolios, separate Boards of Trustees, with certain common members, provide broad supervision. The Chase Manhattan Bank ("Chase") is the investment adviser for the Funds (other than the Growth and Income Fund and Capital Growth Fund, which do not have their own advisers) and the two Portfolios. Chase also serves as the Trust's administrator (the "Administrator") and supervises the overall administration of the Trust, including the Funds, and is the administrator of the Portfolios. Occasionally, communications to shareholders may contain the views of the investment adviser as to current market, economic, trade and interest rate trends, as well as legislative, regulatory and monetary developments, and may include investment strategies and related matters believed to be of relevance to a Fund. A majority of the Trustees of the Trust are not affiliated with the investment advisor or sub-advisers. Similarly, a majority of the Trustees of the Portfolios are not affiliated with the investment adviser or sub-advisers.

      Advertisements for the Vista Funds may include references to the asset size of other financial products made available by Chase, such as the offshore assets of the other funds.

                     INVESTMENT POLICIES AND RESTRICTIONS

                              Investment Policies

      The Prospectuses set forth the various investment policies applicable to each Fund and Portfolio. For descriptions of the securities ratings of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("Standard & Poor's") and Fitch Investors Service, Inc., see Appendix B.

      U.S. Government Securities -- U.S. Government Securities include (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years) and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow any amount listed to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality or (d) the credit of the agency or instrumentality. Agencies and instrumentalities of the U.S. Government include but are not limited to: Federal Land Banks, Federal Financing Banks, Banks for Cooperative,s Federal Intermediate Credit Banks, Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, United States Postal Service, Chrysler Corporate Loan Guarantee Board, Small Business Administration, Tennessee Valley Authority and any other enterprise established or sponsored by the U.S. Government. Certain U.S. Government Securities, including U.S. Treasury bills, notes and bonds, Government National Mortgage Association certificates and Federal Housing Administration debentures, are supported by the full faith and credit of the United States. Other U.S. Government Securities are issued or guaranteed by Federal agencies or government sponsored enterprises and are not supported by the full faith and credit of the United States. These securities include obligations that are supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of Federal Home Loan Banks, and obligations that are supported by the creditworthiness of the particular instrumentality, such as obligations of Federal National Mortgage Association or Federal Home Loan Mortgage Corporation. For a description of certain obligations issued or guaranteed by U.S. Government agencies or instrumentalities, see Appendix A.

      Specialized Kinds of Securities -- In addition, certain U.S. Government agencies issue specialized types of securities, such as guaranteed notes of the Small Business Administration, Federal Aviation Administration, Department of Defense, Bureau of Indian Affairs and Private Export Funding Corporation, which often provide higher yields than are available from the more common types of government-backed instruments. However, such specialized instruments may only be available form a few sources, in limited amounts, or only in very large denominations; they may also require specialized capability in portfolio servicing and in legal matters related to government guarantees. While they may frequently offer attractive yields, the limited-activity markets of many of these securities means that, if a Fund were required to liquidate any of them, it might not be able to do so advantageously; accordingly, each Fund investing in such securities normally to hold such securities to maturity or pursuant to repurchase agreements, and would treat such securities (including repurchase agreements maturing in more than seven days) as illiquid for purposes of its limitation on investment in illiquid securities.

      Bank Obligations -- Investments in bank obligations are limited to those of U.S. banks (including their foreign branches) which have total assets at the time of purchase in excess of $1 billion and the deposits of which are insured by either the Bank Insurance Fund or the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation, and foreign banks (including their U.S. branches) having total assets in excess of $10 billion.

      Bank obligations include negotiable certificates of deposit, bankers' acceptances, fixed time deposits and deposit notes. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of United States banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Fixed time deposits subject to withdrawal penalties and with respect to which a Fund or Portfolio cannot realize the proceeds thereon within seven days are deemed "illiquid" for the purposes of its restriction on investments in illiquid securities. Deposit notes are notes issued by commercial banks which generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

      Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Investors should also be aware that securities of foreign banks and foreign branches of United States banks may involve foreign investment risks in addition to those relating to domestic bank obligations.

      Depositary Receipts -- A Fund or Portfolio will limit its investment in Depository Receipts not sponsored by the issuer of the underlying security to no more than 5% of the value of its net assets (at the time of investment). A purchaser of an unsponsored Depositary Receipt may not have unlimited voting rights and may not receive as much information about the issuer of the underlying securities as with a sponsored Depositary Receipt.

      ECU Obligations. -- The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies. The Trustees do not believe that such adjustments will adversely affect holders of ECU-denominated securities or the marketability of such securities.

      Supranational Obligations. Supranational organizations, include organizations such as The World Bank, which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations of the Asian and Pacific regions.

      Corporate Reorganizations -- In general, securities that are the subject of a tender or exchange offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. The increased market price of these securities may also discount what the stated or appraised value of the security would be if the contemplated action were approved or consummated. These investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of these contingencies requires unusually broad knowledge and experience on the part of a Fund's advisers that must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offeror as well as the dynamics of the business climate when the offer or proposal is in progress. Investments in reorganization securities may tend to increase the turnover ratio of a Fund and increase its brokerage and other transaction expenses.

      Warrants and Rights -- Warrants basically are options to purchase equity securities at a specified price for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to but nominally have a short duration and are distributed directly by the issuer to shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

      Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

      Repurchase Agreements -- A Fund or Portfolio will enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers believed creditworthy, and only if fully collateralized by securities in which such Fund or Portfolio is permitted to invest. Under the terms of a typical repurchase agreement, a Fund or Portfolio would acquire an underlying instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase the instrument and the Fund or Portfolio to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's or Portfolio's holding period. This procedure results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements may be deemed under the 1940 Act to be loans collateralized by the underlying securities. All repurchase agreements entered into by a Fund or Portfolio will be fully collateralized at all times during the period of the agreement in that the value of the underlying security will be at least equal to the amount of the loan, including the accrued interest thereon, and the Fund or Portfolio or its custodian or sub-custodian will have possession of the collateral, which the Board of Trustees believes will give it a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been conclusively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by the Fund or Portfolio, but would only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, a Fund or Portfolio may suffer time delays and incur costs in connection with the disposition of the collateral. The Board of Trustees believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by a Fund or Portfolio. Repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by a Tax Free Fund. Repurchase agreements maturing in more than seven days are treated as illiquid for purposes of the Funds' and Portfolios' restrictions on purchases of illiquid securities. Repurchase agreements are also subject to the same risks described below with respect to stand-by commitments.

      Forward Commitments -- In order to invest a Fund's assets immediately, while awaiting delivery of securities purchased on a forward commitment basis, short-term obligations that offer same-day settlement and earnings will normally be purchased. When a commitment to purchase a security on a forward commitment basis is made, procedures are established consistent with the General Statement of Policy of the Securities and Exchange Commission concerning such purchases. Since that policy currently recommends that an amount of the respective Fund's or Portfolio's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, a separate account of the Fund or Portfolio consisting of cash, cash equivalents or high quality debt securities equal to the amount of the Fund's or Portfolio's commitments securities will be established at the Fund's or Portfolio's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market value. If the market value of such securities declines, additional cash, cash equivalents or highly liquid securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the respective Fund or Portfolio.

      Although it is not intended that such purchases would be made for speculative purposes, purchases of securities on a forward commitment basis may involve more risk than other types of purchases. Securities purchased on a forward commitment basis and the securities held in the respective Fund's or Portfolio's portfolio are subject to changes in value based upon the public's perception of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing securities on a forward commitment basis can involve the risk that the yields available in the market when the delivery takes place may actually be higher or lower than those obtained in the transaction itself. On the settlement date of the forward commitment transaction, the respective Fund or Portfolio will meet its obligations from then available cash flow, sale of securities held in the separate account, sale of other securities or, although it would not normally expect to do so, from sale of the forward commitment securities themselves (which may have a value greater or lesser than the Fund's or Portfolio's payment obligations). The sale of securities to meet such obligations may result in the realization of capital gains or losses.

      To the extent a Fund engages in forward commitment transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage, and settlement of such transactions will be within 90 days from the trade date.

      Floating and Variable Rate Securities; Participation Certificates --The Floating and variable rate securities in which certain Funds or Portfolios may be invested include participation certificates issued by a bank, insurance company or other financial institution, in variable rate securities owned by such institutions or affiliated organizations ("Participation Certificates"). A Participation Certificate gives a Fund or Portfolio an undivided interest in the variable rate security in the proportion that the Fund's or Portfolio's participation interest bears to the total principal amount of the security and provides the demand feature described below. Each Participation Certificate is backed by an irrevocable letter of credit or guaranty of a bank (which may be the bank issuing the Participation Certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the Participation Certificate) or insurance policy of an insurance company that the Board of Trustees of the Trust has determined meets the prescribed quality standards for a particular Fund or Portfolio.

      A Fund or Portfolio has the right to sell the Participation Certificate back to the institution and draw on the letter of credit or insurance on demand after the prescribed notice period, for all or any part of the full principal amount of the Fund's or Portfolio's participation interest in the security, plus accrued interest. The institutions issuing the Participation Certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the Participation Certificates were purchased by a Fund or Portfolio. The total fees generally range from 5% to 15% of the applicable prime rate or other short-term rate index. With respect to insurance, a Fund or Portfolio will attempt to have the issuer of the participation certificate bear the cost of the insurance, although the Funds and Portfolios retain the option to purchase insurance if necessary.

      The advisers have been instructed by the Board of Trustees to monitor continually the pricing, quality and liquidity of the variable rate securities held by the Funds and Portfolios, including the Participation Certificates, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Funds and Portfolios may subscribe. Although these instruments may be sold by a Fund or Portfolio, it is intended that they be held until maturity.

      Past periods of high inflation, together with the fiscal measures adopted to attempt to deal with it, have seen wide fluctuations in interest rates, particularly "prime rates" charged by banks. While the value of the underlying variable rate securities may change with changes in interest rates generally, the variable rate nature of the underlying variable rate securities should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed income securities. A Fund's or Portfolio's portfolio may contain variable rate securities on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such variable rate securities may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the variable rate securities is made in relation to movements of the applicable banks' "prime rates" or other short-term rate adjustment indices, the variable rate securities are not comparable to long-term fixed rate securities. Accordingly, interest rates on the variable rate securities may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

      The maturity of variable rate securities is deemed to be the longer of (i) the notice period required before a Fund or Portfolio is entitled to receive payment of the principal amount of the security upon demand or (ii) the period remaining until the security's next interest rate adjustment.

      Reverse Repurchase Agreements. Reverse Repurchase Agreements involve the sale of securities held by a Fund or Portfolio with an agreement to repurchase the securities at an agreed upon price, date and interest payment. Reverse repurchase agreements are usually for seven days or less and cannot be repaid prior to their expiration dates. Reverse repurchase agreements involve the risk that the market value of the portfolio securities transferred may decline below the price at which the Fund or Portfolio is obliged to purchase the securities.

      Zero Coupon, Payment-in-Kind and Stripped Obligations. The principal and interest components of United States Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of United States Treasury bills with comparable maturities.

      Zero coupon securities may be created when a dealer deposits a U.S. Treasury or federal agency security with a custodian and then sells the coupon payments and principal payment that will be generated by this security separately. Proprietary receipts, such as Certificates of Accrual on Treasury Securities, Treasury Investment Growth Receipts and generic Treasury Receipts, are examples of stripped U.S. Treasury securities separated into their component parts through such custodial arrangements.

      Zero coupon obligations are sold at a substantial discount from their value at maturity and, when held to maturity, their entire return, which consists of the amortization of discount, comes from the difference between their purchase price and maturity value. Because interest on a zero coupon obligation is not distributed on a current basis, the obligation tends to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying securities with similar maturities. The value of zero coupon obligations appreciates more than such ordinary interest-paying securities during periods of declining interest rates and depreciates more than such ordinary interest-paying securities during periods of rising interest rates. Under the stripped bond rules of the Internal Revenue Code of 1986, as amended, investments by a Fund or Portfolio in zero coupon obligations will result in the accrual of interest income on such investments in advance of the receipt of the cash corresponding to such income.

      Payment-in-kind ("PIK") bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments experience greater volatility in market value due to changes in interest rates than debt obligations which provide for regular payments of interest. A Fund or Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's or Portfolio's distribution obligations.

      Illiquid Securities. For purposes of its limitation on investments in illiquid securities, each Fund and Portfolio may elect to treat as liquid, in accordance with procedures established by the Board of Trustees, certain investments in restricted securities for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") and commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act.

      Stand-By Commitments. In a put transaction, a Fund or Portfolio acquires the right to sell a security at an agreed upon price within a specified period prior to its maturity date, and a stand-by commitment entitles a Fund or Portfolio to same-day settlement and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. Stand-by commitments are subject to certain risks, which include the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, the fact that the commitment is not marketable by a Fund or Portfolio, and that the maturity of the underlying security will generally be different from that of the commitment.

      Securities Lending. Although the Funds and Portfolios do not intend to engage in such activity in the ordinary course of business, each Fund and Portfolio is permitted to lend its securities to broker-dealers and other institutional investors in order to generate additional income. Such loans of portfolio securities may not exceed 30% of the value of a Fund's or Portfolio's total assets. In connection with such loans, a Fund or Portfolio will receive collateral consisting of cash, cash equivalents, U.S. Government securities or irrevocable letters of credit issued by financial institutions. Such collateral will be maintained at all times in an amount equal to at least 102% of the current market value plus accrued interest of the securities loaned. A Fund or Portfolio can increase its income through the investment of such collateral. A Fund or Portfolio continues to be entitled to the interest payable or any dividend-equivalent payments received on a loaned security and, in addition, receive interest on the amount of the loan. However, the receipt of any dividend-equivalent payments by a Fund or Portfolio on a loaned security from the borrower will not qualify for the dividends-received deduction. Such loans will be terminable at any time upon specified notice. A Fund or Portfolio might experience risk of loss if the institutions with which it has engaged in portfolio loan transactions breach their agreements with such Fund or Portfolio. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower experience financial difficulty. Loans will be made only to firms deemed by the advisers to be of good standing and will not be made unless, in the judgment of the advisers, the consideration to be earned from such loans justifies the risk.

Additional Policies Regarding Derivative and Related
Transactions Introduction

      Introduction. As explained more fully below, the Funds and Portfolios may employ derivative and related instruments as tools in the management of portfolio assets. Put briefly, a "derivative" instrument may be considered a security or other instrument which derives its value from the value or performance of other instruments or assets, interest or currency exchange rates, or indexes. For instance, derivatives include futures, options, forward contracts, structured notes and various over-the-counter instruments.

      Like other investment tools or techniques, the impact of using derivatives strategies or similar instruments depends to a great extent on how they are used. Derivatives are generally used by portfolio managers in three ways: First, to reduce risk by hedging (offsetting) an investment position. Second, to substitute for another security particularly where it is quicker, easier and less expensive to invest in derivatives. Lastly, to speculate or enhance portfolio performance. When used prudently, derivatives can offer several benefits, including easier and more effective hedging, lower transaction costs, quicker investment and more profitable use of portfolio assets. However, derivatives also have the potential to significantly magnify risks, thereby leading to potentially greater losses for a Fund or Portfolio.

      Each Fund and Portfolio may invest its assets in derivative and related instruments subject only to the Fund's or Portfolio's investment objective and policies and the requirement that the Fund or Portfolio maintain segregated accounts consisting of liquid assets, such as cash, U.S. Government securities, or other high-grade debt obligations (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under such instruments with respect to positions where there is no underlying portfolio asset so as to avoid leveraging the Fund or Portfolio.

      The value of some derivative or similar instruments in which the Funds or Portfolios may invest may be particularly sensitive to changes in prevailing interest rates or other economic factors, and--like other investments of the Funds and Portfolios --the ability of a Fund or Portfolio to successfully utilize these instruments may depend in part upon the ability of the advisers to forecast interest rates and other economic factors correctly. If the advisers inaccurately forecast such factors and has taken positions in derivative or similar instruments contrary to prevailing market trends, a Fund or Portfolio could be exposed to the risk of a loss. The Funds and Portfolios might not employ any or all of the strategies described herein, and no assurance can be given that any strategy used will succeed.

      Set forth below is an explanation of the various derivatives strategies and related instruments the Funds or Portfolios may employ along with risks or special attributes associated with them. This discussion is intended to supplement the Funds' current prospectuses as well as provide useful information to prospective investors.

Risk Factors

      As explained more fully below and in the discussions of particular strategies or instruments, there are a number of risks associated with the use of derivatives and related instruments. There can be no guarantee that there will be a correlation between price movements in a hedging vehicle and in the portfolio assets being hedged. An incorrect correlation could result in a loss on both the hedged assets in a Fund or Portfolio and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. This risk is particularly acute in the case of "cross-hedges" between currencies. The advisers may inaccurately forecast interest rates, market values or other economic factors in utilizing a derivatives strategy. In such a case, a Fund or Portfolio may have been in a better position had it not entered into such strategy. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. In other words, hedging usually limits both potential losses as well as potential gains. Strategies not involving hedging may increase the risk to a Fund or Portfolio. Certain strategies, such as yield enhancement, can have speculative characteristics and may result in more risk to a Fund or Portfolio than hedging strategies using the same instruments. There can be no assurance that a liquid market will exist at a time when a Fund or Portfolio seeks to close out an option, futures contract or other derivative or related position. Many exchanges and boards of trade limit the amount of fluctuation permitted in option or futures contract prices during a single day; once the daily limit has been reached on particular contract, no trades may be made that day at a price beyond that limit. In addition, certain instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Finally, over-the- counter instruments typically do not have a liquid market. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in these markets. In certain instances, particularly those involving over-the-counter transactions, forward contracts there is a greater potential that a counterparty or broker may default or be unable to perform on its commitments. In the event of such a default, a Fund or Portfolio may experience a loss. In transactions involving currencies, the value of the currency underlying an instrument may fluctuate due to many factors, including economic conditions, interest rates, governmental policies and market forces.

Specific Uses and Strategies

      Set forth below are explanations of various strategies involving derivatives and related instruments which may be used by a Fund or Portfolio.

      Options on Securities, Securities Indexes and Debt Instruments. A Fund or Portfolio may PURCHASE, SELL or EXERCISE call and put options on (i) securities,
(ii) securities indexes, and (iii) debt instruments.

      Although in most cases these options will be exchange-traded, the Funds and Portfolios may also purchase, sell or exercise over-the-counter options. Over-the-counter options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller. As such, over-the-counter options generally have much less market liquidity and carry the risk of default or nonperformance by the other party.

      One purpose of purchasing put options is to protect holdings in an underlying or related security against a substantial decline in market value. One purpose of purchasing call options is to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund or Portfolio may also use combinations of options to minimize costs, gain exposure to markets or take advantage of price disparities or market movements. For example, a Fund or Portfolio may sell put or call options it has previously purchased or purchase put or call options it has previously sold. These transactions may result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. A Fund or Portfolio may write a call or put option in order to earn the related premium from such transactions. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of a similar option.

      In addition to the general risk factors noted above, the purchase and writing of options involve certain special risks. During the option period, a Fund or Portfolio writing a covered call (i.e., where the underlying securities are held by the Fund or Portfolio) has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.

      If a put or call option purchased by a Fund or Portfolio is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or , in the case of a call, remains less than or equal to the exercise price, such Fund or Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund or Portfolio seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund or Portfolio may be unable to close out a position.

      Futures Contracts and Options on Futures Contracts. A Fund or Portfolio may purchase or sell (i) interest-rate futures contracts, (ii) futures contracts on specified instruments, and (iii) options on these futures contracts ("futures options").

      The futures contracts and futures options may be based on various securities in which the Funds and Portfolios may invest such as foreign currencies, certificates of deposit, Eurodollar time deposits, securities indices, economic indices (such as the Consumer Price Indices compiled by the U.S. Department of Labor) and other financial instruments and indices.

      These instruments may be used to hedge portfolio positions and transactions as well as to gain exposure to markets. For example, a Fund or Portfolio may sell a futures contract--or buy a futures option--to protect against a decline in value, or reduce the duration, of portfolio holdings. Likewise, these instruments may be used where a Fund or Portfolio intends to acquire an instrument or enter into a position. For example, a Fund or Portfolio may purchase a futures contract--or buy a futures option--to gain immediate exposure in a market or otherwise offset increases in the purchase price of securities or currencies to be acquired in the future. Futures options may also be written to earn the related premiums.

      When writing or purchasing options, the Funds and Portfolios may simultaneously enter into other transactions involving futures contracts or futures options in order to minimize costs, gain exposure to markets, or take advantage of price disparities or market movements. Such strategies may entail additional risks in certain instances. The Funds and Portfolios may engage in cross-hedging by purchasing or selling futures or options on a security or currency different from the security or currency position being hedged to take advantage of relationships between the two securities or currencies.

      Investments in futures contracts and options thereon involve risks similar to those associated with options transactions discussed above. The Funds and Portfolios will only enter into futures contracts or options on futures contracts which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system.

      Forward Contracts. A Fund and Portfolio may use foreign currency and interest-rate forward contracts for various purposes as described below.

      Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. A Fund or Portfolio that may invest in securities denominated in foreign currencies may, in addition to buying and selling foreign currency futures contracts and options on foreign currencies and foreign currency futures, enter into forward foreign currency exchange contracts to reduce the risks or otherwise take a position in anticipation of changes in foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency contract, a Fund or Portfolio "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund or Portfolio reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The effect on the value of a Fund or Portfolio is similar to selling securities denominated in one currency and purchasing securities denominated in another. Transactions that use two foreign currencies are sometimes referred to as "cross- hedges."

      A Fund or Portfolio may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund's or Portfolio' investments or anticipated investments in securities denominated in foreign currencies. A Fund or Portfolio may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

      A Fund or Portfolio may also use forward contracts to hedge against changes in interest rates, increase exposure to a market or otherwise take advantage of such changes. An interest-rate forward contract involves the obligation to purchase or sell a specific debt instrument at a fixed price at a future date.

      Interest Rate and Currency Transactions. A Fund or Portfolio may employ currency and interest rate management techniques, including transactions in options (including yield curve options), futures, options on futures, forward foreign currency exchange contracts, currency options and futures and currency and interest rate swaps. The aggregate amount of a Fund's or Portfolio's net currency exposure will not exceed the total net asset value of its portfolio. However, to the extent that a Fund or Portfolio is fully invested while also maintaining currency positions, it may be exposed to greater combined risk.

      The Funds and Portfolios will only enter into interest rate and currency swaps on a net basis, i.e., the two payment streams are netted out, with the Fund or Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Interest rate and currency swaps do not involve the delivery of securities, the underlying currency, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate and currency swaps is limited to the net amount of interest or currency payments that a Fund or Portfolio is contractually obligated to make. If the other party to and interest rate or currency swap defaults, a Fund's or Portfolios's risk of loss consists of the net amount of interest or currency payments that the Fund or Portfolio is contractually entitled to receive. Since interest rate and currency swaps are individually negotiated, the Funds and Portfolios expect to achieve an acceptable degree of correlation between its portfolio investments and its interest rate or currency swap position.

      A Fund or Portfolio may hold foreign currency received in connection with investments in foreign securities when it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

      A Fund or Portfolio may purchase or sell without limitation as to a percentage of its assets forward foreign currency exchange contracts as another investment strategy when the advisers anticipate that the foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held by such Fund or Portfolio. In addition, a Fund or Portfolio may enter into forward foreign currency exchange contracts in order to protect against adverse changes in future foreign currency exchange rates. A Fund or Portfolio may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if its advisers believe that there is a pattern of correlation between the two currencies. Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. Dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund or Portfolio than if it had not entered into such contracts. The use of foreign currency forward contracts will not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on a Fund's or Portfolio's foreign currency denominated portfolio securities and the use of such techniques will subject the Fund or Portfolio to certain risks.

      The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund or Portfolio may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit a Fund's or Portfolio's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a Fund's or Portfolio's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Fund's or Portfolio's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Fund's or Portfolio's assets that are the subject of such cross-hedges are denominated.

      A Fund or Portfolio may enter into interest rate and currency swaps to the maximum allowed limits under applicable law. A Fund or Portfolio will typically use interest rate swaps to shorten the effective duration of its portfolio. Interest rate swaps involve the exchange by a Fund or Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies.

      Mortgage-Backed Securities. A Fund or Portfolio may purchase mortgage-backed securities--i.e., securities representing an ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Mortgage loans included in the pool--but not the security itself--may be insured by the Government
National Mortgage Association or the Federal Housing Administration or guaranteed by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Veterans Administration. Mortgage-backed securities provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. Although providing the potential for enhanced returns, mortgage-backed securities can also be volatile and result in unanticipated losses.

      The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of the principal invested far in advance of the maturity of the mortgages in the pool. The actual yield of a mortgage-backed security may be adversely affected by the prepayment of mortgages included in the mortgage pool underlying the security.

      A Fund or Portfolio may also invest in securities representing interests in collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs") and in pools of certain other asset-backed bonds and mortgage pass-through securities. Like a bond, interest and prepaid principal are paid, in most cases, semi- annually. CMOs are collateralized by portfolios of mortgage pass-through securities guaranteed by the U.S. Government, or U.S. Government-related, entities, and their income streams.

      CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially protected against a sooner than desired return of principal because of the sequential payments.

      REMICs include governmental and/or private entities that issue a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. REMICs issued by private entities are not U.S. Government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer.

      The advisers expect that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. A Fund or Portfolio may also invest in debentures and other securities of real estate investment trusts. As new types of mortgage-related securities are developed and offered to investors, the Funds and Portfolios may consider making investments in such new types of mortgage-related securities.

      Other Asset-Backed Securities. A Fund or Portfolio may invest in asset-backed securities, including conditional sales contracts, equipment lease certificates and equipment trust certificates. The advisers expect that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future. Several types of asset-backed securities already exist, including, for example, "Certificates for Automobile ReceivablesSM" or "CARSSM" ("CARS"). CARS represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS are passed-through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the CARS trust. An investor's return on CARS may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the CARS trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, the failure of servicers to take appropriate steps to perfect the CARS trust's rights in the underlying loans and the servicer's sale of such loans to bona fide purchasers, giving rise to interests in such loans superior to those of the CARS trust, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted. A Fund or Portfolio also may invest in other types of asset-backed securities. In the selection of other asset-backed securities, the advisers will attempt to assess the liquidity of the security giving consideration to the nature of the security, the frequency of trading in the security, the number of dealers making a market in the security and the overall nature of the marketplace for the security.

      Structured Products. A Fund or Portfolio may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of certain other investments. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("structured products") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured products to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured products is dependent on the extent of the cash flow on the underlying instruments. A Fund or Portfolio may invest in structured products which represent derived investment positions based on relationships among different markets or asset classes.

      A Fund or Portfolio may also invest in other types of structured products, including, among others, inverse floaters, spread trades and notes linked by a formula to the price of an underlying instrument. Inverse floaters have coupon rates that vary inversely at a multiple of a designated floating rate (which typically is determined by reference to an index rate, but may also be determined through a dutch auction or a remarketing agent) (the "reference rate"). As an example, inverse floaters may constitute a class of CMOs with a coupon rate that moves inversely to a designated index, such as LIBOR (London Interbank Offered Rate) or the Cost of Funds Index. Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. A spread trade is an investment position relating to a difference in the prices or interest rates of two securities where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities. When a Fund or Portfolio invests in notes linked to the price of an underlying instrument, the price of the underlying security is determined by a multiple (based on a formula) of the price of such underlying security. A structured product may be considered to be leveraged to the extent its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. Because they are linked to their underlying markets or securities, investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. Total return on the structured product is derived by linking return to one or more characteristics of the underlying instrument. Because certain structured products of the type in which a Fund or Portfolio may invest may involve no credit enhancement, the credit risk of those structured products generally would be equivalent to that of the underlying instruments. A Fund or Portfolio may invest in a class of structured products that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher yields and present greater risks than unsubordinated structured products. Although a Fund's or Portfolio's purchase of subordinated structured products would have similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of a Fund's or Portfolio' fundamental investment limitation related to borrowing and leverage.

      Certain issuers of structured products may be deemed to be "investment companies" as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, a Fund's investments in these structured products may be limited by the restrictions contained in the 1940 Act. Structured products are typically sold in private placement transactions, and there currently is no active trading market for structured products. As a result, certain structured products in which a Fund or Portfolio invests may be deemed illiquid and subject to its limitation on illiquid investments.

      Investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. In addition, because structured products are typically sold in private placement transactions, there currently is no active trading market for structured products.

Additional Restrictions on the Use of Futures and Option Contracts

      Regulations of the CFTC require that the Funds and Portfolios enter into transactions in futures contracts and options thereon for hedging purposes only, in order to assure that they are not deemed to be a "commodity pools" under such regulations. In particular, CFTC regulations require that all short futures positions be entered into for the purpose of hedging the value of securities held in a Fund's or Portfolio's portfolio, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained for a Fund or Portfolio, and accrued profits on such positions. In addition, a Fund or Portfolio may not purchase or sell such instruments if, immediately thereafter, the sum of the amount of initial margin deposits on its existing futures positions and premiums paid for options on futures contracts would exceed 5% of the market value of the Fund's or Portfolio's total assets.

      When a Fund or Portfolio purchases a futures contract, an amount of cash or cash equivalents or high quality debt securities will be deposited in a segregated account with such Fund's or Portfolio's custodian or sub-custodian so that the amount so segregated, plus the initial deposit and variation margin held in the account of its broker, will at all times equal the value of the futures contract, thereby insuring that the use of such futures is unleveraged.

      A Fund's or Portfolio's ability to engage in the transactions described herein may be limited by the current federal income tax requirement that a Fund or Portfolio derive less than 30% of its gross income from the sale or other disposition of stock or securities held for less than three months.

                            Investment Restrictions

      The Funds and Portfolios have adopted the following investment restrictions which may not be changed without approval by a "majority of the outstanding shares" of a Fund or Portfolio which, as used in this Statement of Additional Information, means the vote of the lesser of (i) 67% or more of the shares of a Fund or total beneficial interests of a Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund or total beneficial interests of a Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of a Fund or total beneficial interests of a Portfolio.

      Whenever the Trust is requested to vote on a fundamental policy of a Portfolio, the Trust will hold a meeting of shareholders of the Fund that invests in such Portfolio and will cast its votes as instructed by the shareholders of such Fund.

      With respect to the Growth and Income Fund and the Capital Growth Fund, it is a fundamental policy of each Fund that when the Fund holds no portfolio securities except interests in the Portfolio in which it invests, the Fund's investment objective and policies shall be identical to the Portfolio's investment objective and policies, except for the following: the Fund (1) may invest more than 5% of its assets in another issuer, (2) may, consistent with
Section 12 of the 1940 Act, invest in securities issued by other registered investment companies, (3) may invest more than 10% of its net assets in the securities of a registered investment company, (4) may hold more than 10% of the voting securities of a registered investment company, (5) will concentrate its investments in the investment company and (6) will not issue any senior security (as defined in the 1940 Act), except that (a) a Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) a Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (c) subject to the restrictions set forth below, a Fund may borrow money as authorized by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security. It is a fundamental investment policy of each Fund that when the Fund holds only portfolio securities other than interests in the Portfolio, the Fund's investment objective and policies shall be identical to the investment objective and policies of the Portfolio at the time the assets of the Fund were withdrawn from the Portfolio.

      Each Fund and Portfolio may not:

            (1) borrow money, except that each Fund and Portfolio may borrow money for temporary or emergency purposes, or by engaging in reverse repurchase transactions, in an amount not exceeding 33-1/3% of the value of its total assets at the time when the loan is made and may pledge, mortgage or hypothecate no more than 1/3 of its net assets to secure such borrowings. Any borrowings representing more than 5% of a Fund's or Portfolio's total assets must be repaid before the Fund or Portfolio may make additional investments;

            (2) make loans, except that each Fund and Portfolio may: (i) purchase and hold debt instruments (including without limitation, bonds, notes, debentures or other obligations and certificates of deposit, bankers' acceptances and fixed time deposits) in accordance with its investment objectives and policies; (ii) enter into repurchase agreements with respect to portfolio securities; and (iii) lend portfolio securities with a value not in excess of one-third of the value of its total assets;

            (3) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund's or Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry. Notwithstanding the foregoing, with respect to a Fund's or Portfolio's permissible futures and options transactions in U.S. Government securities, positions in such options and futures shall not be subject to this restriction;

            (4) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments but this shall not prevent a Fund or Portfolio from (i) purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities or (ii) engaging in forward purchases or sales of foreign currencies or securities;

            (5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund or Portfolio from investing insecurities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by a Fund or Portfolio in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded;

            (6) issue any senior security (as defined in the 1940 Act), except that (a) a Fund or Portfolio may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) a Fund or Portfolio may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (c) subject to the restrictions set forth above, a Fund or Portfolio may borrow money as authorized by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security; or

            (7) underwrite securities issued by other persons except insofar as a Fund or Portfolio may technically be deemed to be an underwriter under the Securities Act of 1933 in selling a portfolio security.

      For purposes of investment restriction (5) above, real estate includes Real Estate Limited Partnerships. For purposes of investment restriction (3) above, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."

      In addition, each Fund and Portfolio is subject to the following nonfundamental restrictions which may be changed without shareholder approval:

            (1) Each Fund other than the Capital Growth Fund, Growth and Income Fund, Small Cap Equity Fund and U.S. Treasury Income Fund may not, with respect to 75% of its assets, hold more than 10% of the outstanding voting securities of any issuer or invest more than 5% of its net assets in the securities of any one issuer (other than government obligations); Each Portfolio and each of the Capital Growth Fund, Growth and Income Fund, Small Cap Equity Fund and U.S. Treasury Income Fund may not, with respect to 50% of its assets, hold more than 10% of the outstanding voting securities of any issuer.

            (2) Each Fund and Portfolio may not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of a Fund or Portfolio.

            (3) Each Fund and Portfolio may not purchase or sell interests in oil, gas or mineral leases.

            (4) Each Fund and Portfolio may not invest more than 15% of its net assets in illiquid securities.

            (5) Each Fund and Portfolio may not write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (i) the writing, purchasing or selling of puts, calls or combinations thereof with respect to portfolio securities or (ii) with respect to a Fund's or Portfolio's permissible futures and options transactions, the writing, purchasing, ownership, holding or selling of futures and options positions or of puts, calls or combinations thereof with respect to futures.

            (6) Each Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies.

      Notwithstanding any other investment policy or restriction, each Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund.

      It is the Trust's position that proprietary strips, such as CATS and TIGRS, are United States Government securities. However, the Trust has been advised that the staff of the Securities and Exchange Commission's Division of Investment Management does not consider these to be United States Government securities, as defined under the Investment Company Act of 1940, as amended.

      For purposes of the Funds' and Portfolios' investment restrictions, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security.

      In order to permit the sale of its shares in certain states, a Fund or Portfolio may make commitments more restrictive than the investment policies and limitations described above and in the Prospectus. Should a Fund or Portfolio determine that any such commitment is no longer in its best interests, it will revoke the commitment by terminating sales of its shares in the state involved.

      In order to comply with certain federal and state statutes and regulatory policies, as a matter of operating policy, each Fund and Portfolio will not: (i) invest more than 5% of its assets in companies which, including predecessors, have a record of less than three years' continuous operation, except for the Small Cap Equity Fund which may invest up to 15% of its assets in such companies, (ii) invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of its net assets, and no more than 2% of such value may be warrants which are not listed on the New York or American Stock Exchanges, or (iii) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or Portfolio, or is an officer or director of the adviser, if after the purchase of the securities of such issuer by the Fund or Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value.

      If a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by a Fund or Portfolio will not be considered a violation. If the value of a Fund's or Portfolio's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

                Portfolio Transactions and Brokerage Allocation

      Specific decisions to purchase or sell securities for a Fund or Portfolio are made by a portfolio manager who is an employee of the adviser or sub-adviser to such Fund or Portfolio and who is appointed and supervised by senior officers of such adviser or sub-adviser. Changes in the Funds' or Portfolios' investments are reviewed by the Board of Trustees of the Trust or Portfolio. The Funds' and Portfolio's portfolio managers may serve other clients of the advisers in a similar capacity.

      The frequency of a Fund's or Portfolio's portfolio transactions -- the portfolio turnover rate -- will vary from year to year depending upon market conditions. Because a high turnover rate may increase transaction costs and the possibility of taxable short-term gains, the advisers will weigh the added costs of short-term investment against anticipated gains. For the fiscal years ended October 31, 1993, 1994 and 1995, the annual rates of portfolio turnover for the following Funds were as follows (1):


                                        1993        1994        1995
                                        ----        ----        ----

Balanced Fund                            ---         77%         68%
U.S. Treasury Income Fund                296        163%        164%
Growth and Income Fund                    41%       *           *
Capital Growth Fund                       36%       *           *
Equity Income Fund                       ---         75%         91%
Bond Fund                                 20%        17%         30%

Short-Term Bond Fund                      17%         44%         62%
Large Cap Equity Fund                     33%         53%         45%

---------------------------

(1) For the fiscal period ending October 31, 1996 the annual rate of portfolio turnover rates for the American Value Fund and U.S. Government Securities Fund are expected not to exceed 100%.

* The Growth and Income Fund and the Capital Growth Fund invest all of their investable assets in their respective Portfolio and do not invest directly in a portfolio of assets, and therefore do not have reportable portfolio turnover rates.

      For the period November 4, 1992 through October 31, 1993, the annual portfolio turnover rate for the Balanced Fund was 65%. For the period July 16, 1993 through October 31, 1993, the Equity Income Fund had a portfolio turnover rate of 54%. For the period December 20, 1994 through October 31, 1995, the Small Cap Equity Fund had a portfolio turnover rate of 75%.

      Under the Advisory Agreement and the Sub-Advisory Agreements, the adviser and sub-advisers shall use their best efforts to seek to execute portfolio transactions at prices which, under the circumstances, result in total costs or proceeds being the most favorable to the Funds and Portfolios. In assessing the best overall terms available for any transaction, the adviser and sub-advisers consider all factors they deem relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, research services provided to the adviser or sub-advisers, and the reasonableness of the commissions, if any, both for the specific transaction and on a continuing basis. The adviser and sub-advisers are not required to obtain the lowest commission or the best net price for any Fund on any particular transaction, and are not required to execute any order in a fashion either preferential to any Fund relative to other accounts they manage or otherwise materially adverse to such other accounts. Debt securities are traded principally in the over-the-counter market through dealers acting on their own account and not as brokers. In the case of securities traded in the over-the-counter market (where no stated commissions are paid but the prices include a dealer's markup or markdown), the advisers normally seek to deal directly with the primary market makers unless, in their opinion, best execution is available elsewhere. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to the advisers on the tender of the Funds' or Portfolio's portfolio securities in so-called tender or exchange offers. Such soliciting dealer fees are in effect recaptured for the Funds and Portfolios by the advisers. At present, no other recapture arrangements are in effect.

      Under the Advisory and Sub-Advisory Agreements and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the adviser or sub-advisers may cause the Funds and Portfolios to pay a broker-dealer which provides brokerage and research services to the adviser or sub-advisor, the Funds or Portfolios and/or other accounts for which they exercise investment discretion an amount of commission for effecting a securities transaction for the Funds and Portfolios in excess of the amount other broker-dealers would have charged for the transaction if they determine in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or their overall responsibilities to accounts over which they exercise investment discretion. Not all of such services are useful or of value in advising the Funds and Portfolios. The adviser and sub-advisers report to the Board of Trustees regarding overall commissions paid by the Funds and Portfolios and their reasonableness in relation to the benefits to the Funds and Portfolios.

      The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

      Broker-dealers may be willing to furnish statistical, research and other factual information or services ("Research") to the advisers for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold through such broker-dealers, but at present, unless otherwise directed by the Funds or Portfolios, a commission higher than one charged elsewhere will not be paid to such a firm solely because it provided Research to the advisers.

      The advisers' investment management personnel will attempt to evaluate the quality of Research provided by brokers. Results of this effort are sometimes used by the advisers as a consideration in the selection of brokers to execute portfolio transactions. However, the advisers may be unable to quantify the amount of commissions which are paid as a result of such Research because a substantial number of transactions are effected through brokers which provide Research but which are selected principally because of their execution capabilities.

      The management fees that the Funds and Portfolios pay to the adviser will not be reduced as a consequence of the advisers' receipt of brokerage and research services. To the extent the Funds' or Portfolios' portfolio transactions are used to obtain such services, the brokerage commissions paid by the Funds and Portfolios will exceed those that might otherwise be paid, by an amount which cannot be presently determined. Such services generally would be useful and of value to the advisers in serving one or more of the Funds and Portfolios and other clients and, conversely, such services obtained by the placement of brokerage business of other clients generally would be useful to the advisers in carrying out their obligations to the Funds and Portfolios. While such services are not expected to reduce the expenses of the advisers, the advisers would, through use of the services, avoid the additional expenses which would be incurred if they should attempt to develop comparable information through their own staffs.

      In certain instances, there may be securities that are suitable for one or more of the Funds and Portfolios as well as one or more of the advisers' other clients. Investment decisions for the Funds and Portfolios and for the advisers' other clients are made with a view to achieving their respective investment objectives. It may develop that the same investment decision is made for more than one client or that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more Funds or Portfolios or other clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Funds or Portfolios are concerned. However, it is believed that the ability of the Funds and Portfolios to participate in volume transactions will generally produce better executions for the Funds and Portfolios.

      For the fiscal years ended October 31, 1991, 1992, 1993 the Capital Growth Fund paid aggregate brokerage commissions of $6,495, $60,979 and $283,972, respectively. For the fiscal year-ended October 31, 1994 and 1995, the Capital
Growth Portfolio paid aggregated brokerage commission of $1,242,652 and [     ],
respectively. For the same periods, the Growth and Income Fund paid aggregate brokerage commissions of $146,944 , $231,193 and $1,092,931, respectively. For the fiscal year-ended October 31, 1994 and 1995, the Growth and Income Portfolio
paid aggregated brokerage commission of $1,515,504 and [     ], respectively.

      For the period from November 30, 1990 through June 30, 1991, the fiscal year ended June 30, 1992 and the fiscal period July 1, 1992 through October 31, 1992, the Vista Large Cap Equity Fund (prior to the reorganization) paid aggregate brokerage commissions of $57,804, $49,230 and $37,288, respectively. For the fiscal year ended October 31, 1993, 1994 and 1995, the Equity Fund paid aggregate brokerage commissions of $129,600, $202,556 and [ ], respectively.

      For the period from November 4, 1992 through October 31, 1993, and the fiscal year ended October 31, 1994 and October 31, 1995, the Balanced Fund paid aggregate brokerage commissions of $10,667, $26,724, and [ ], respectively.

      For the period from July 16, 1993 through October 31, 1993, and the fiscal year-ended October 31, 1994 and October 31, 1995, the Equity Income Fund paid aggregate brokerage commissions of $1,241, $23,520 and [ ], respectively.

      For the period December 20, 1994 through October 31, 1995, the Small Cap Equity Fund paid aggregate brokerage commissions of [ ].

                            PERFORMANCE INFORMATION

      From time to time, a Fund may use hypothetical investment examples and performance information in advertisements, shareholder reports or other communications to shareholders. Because such performance information is based on past investment results, it should not be considered as an indication or representation of the performance of any classes of a Fund in the future. From time to time, the performance and yield of classes of a Fund may be quoted and compared to those of other mutual funds with similar investment objectives, unmanaged investment accounts, including savings accounts, or other similar products and to stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund or its classes may be compared to data prepared by Lipper Analytical Services, Inc. or Morningstar Mutual Funds on Disc, widely recognized independent services which monitor the performance of mutual funds. Performance and yield data as reported in national financial publications including, but not limited to, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in local or regional publications, may also be used in comparing the performance and yield of a Fund or its classes. Additionally, a Fund may, with proper authorization, reprint articles written about such Fund and provide them to prospective shareholders.

      A Fund may provide period and average annual "total rates of return." The "total rate of return" refers to the change in the value of an investment in a Fund over a period (which period shall be stated in any advertisement or communication with a shareholder) based on any change in net asset value per share including the value of any shares purchased through the reinvestment of any dividends or capital gains distributions declared during such period. For Class A shares, the average annual total rate of return figures will assume payment of the maximum initial sales load at the time of purchase. For Class B shares, the average annual total rate of return figures will assume deduction of the applicable contingent deferred sales charge imposed on a total redemption of shares held for the period. One-, five-, and ten-year periods will be shown, unless the class has been in existence for a shorter-period.

      Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the yields and the net asset values of the classes of shares of a Fund will vary based on interest rates, the current market value of the securities held by the Fund and changes in the Fund's expenses. The advisers, Shareholder Servicing Agents, the Administrator, the Distributor and other service providers may voluntarily waive a portion of their fees on a month-to-month basis. In addition, the Distributor may assume a portion of a Fund's operating expenses on a month-to-month basis. These actions would have the effect of increasing the net income (and therefore the yield and total rate of return) of the classes of shares of the Fund during the period such waivers are in effect. These factors and possible differences in the methods used to calculate the yields and total rates of return should be considered when comparing the yields or total rates of return of the classes of shares of a Fund to yields and total rates of return published for other investment companies and other investment vehicles (including different classes of shares). The Trust is advised that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding the Shareholder Servicing

Agent fees received, which will have the effect of increasing the net return on the investment of customers of those Shareholder Servicing Agents. Such customers may be able to obtain through their Shareholder Servicing Agents quotations reflecting such increased return.

      In connection with the Hanover Reorganization, the Vista U.S. Government Securities and Vista American Value Fund were established to receive the assets of The Hanover U.S. Government Securities Fund and The Hanover American Value Fund, respectively. Performance results presented by the Vista U.S. Government Securities Fund and Vista American Value Fund will be based upon the performance of The Hanover U.S. Government Securities Fund and The Hanover American Value Fund, respectively, for periods prior to the consummation of the Hanover Reorganization.

                             Total Rate of Return

      A Fund's or class' total rate of return for any period will be calculated by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price per share on the first day of such period, and (b) subtracting 1 from the result. The average annual rate of return quotation will be calculated by (x) adding 1 to the period total rate of return quotation as calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

      The average annual total rate of return figures for the Class A shares of the following Funds, reflecting the initial investment and reinvested dividends for the one and five year periods ended October 31, 1995, and for the period from commencement of business operations of each such Fund to October 31, 1995, were as follows:

U.S. Treasury Income Fund
      A Shares

      B Shares

Balanced Fund
      A Shares
      B Shares
      Institutional Shares

Equity Income Fund

Growth and Income Fund
      A Shares
      B Shares
      Institutional Shares

Capital Growth Fund
      A Shares
      B Shares

Bond Fund

Short-Term Bond Fund

Large Cap Equity Fund

Small Cap Equity Fund
      A Shares
      B Shares
      Institutional Shares


      Had the maximum sales charge for the Class A shares (4.50% for the U.S. Treasury Income Fund, Balanced Fund and Equity Income Fund and 4.75% for the Growth and Income Fund and Capital Growth Fund) been in effect, and the maximum CDSC of 5% for the one year period and 4% for the period since inception) the average annual total rate of return figures for the same periods would have been as follows:

U.S. Treasury Income Fund
   A Shares
   B Shares
   Institutional Shares

Balanced Fund
   A Shares
   B Shares
   Equity Income Fund

Growth and Income  Fund
   A Shares
   B Shares
   Institutional Shares

Capital Growth Fund
   A Shares
   B Shares
   Institutional Shares

Small Cap Equity Fund
   A Shares
   B Shares
   Institutional Shares

      The Funds may also from time to time include in advertisements or other communications a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of a Fund with other measures of investment return.

                               Yield Quotations

      Any current "yield" quotation for a class of shares shall consist of an annualized hypothetical yield, carried at least to the nearest hundredth of one percent, based on a thirty calendar day period and shall be calculated by (a) raising to the sixth power the sum of 1 plus the quotient obtained by dividing the Fund's net investment income earned during the period by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends and the maximum offering price per share on the last day of the period, (b) subtracting 1 from the result, and (c) multiplying the result by 2.

      The yields of the Shares of the Funds for the thirty-day period ended October 31, 1995 were as follows:

                                 Class A         Class B
                                 -------         -------
U.S. Treasury Income Fund         5.09%           4.58%

Capital Growth Fund               0.49%           0.02%

Balanced Fund                     2.74%           2.12%

Large Cap Equity Fund             1.87%            --

Equity Income Fund                2.04%            --

Bond Fund                         6.15%            ==

Growth and Income Fund            1.50%           1.08%

Short-Term Bond Fund              5.69%            --

Small Cap Equity Fund             1.39%           0.73%

      Advertisements for the Funds may include references to the asset size of other financial products made available by Chase, such as the offshore assets of other funds advised by Chase.

                     Non-Standardized Performance Results

      The table below reflects the net change in the value of an assumed initial investment of $10,000 in the following Funds for the period from the commencement date of business for each such Fund (i.e., either September 8, September 23, 1987 or November 30, 1990 for the former Trinity Funds) and July 16, 1993 for the Equity Income Fund, and November 4, 1992 for the Balanced Fund. The commencement of offering of all Funds' B shares was November 4, 1993, except for the Small Cap Equity Fund, for which it was March 28, 1995. The values reflect an assumption that capital gain distributions and income dividends, if any, have been accepted in additional Shares. From time to time, the Funds will provide these performance results in addition to the total rate of return quotations required by the Securities and Exchange Commission. As discussed more fully in the Prospectus, neither these performance results, nor total rate of return quotations, should be considered as representative of the performance of the Funds in the future. These factors and the possible differences in the methods used to calculate performance results and total rates of return should be considered when comparing such performance results and total rate of return quotations of the Funds with those published for other investment companies and other investment vehicles.

                                                                          27

                            Value of       Value of        Value of
Period Ended                Initial        Capital        Reinvested
October 31, 1995            $10,000         Gains         Dividends
----------------           Investment   Distributions     ---------
                           ----------   -------------                      Total Value
                                                                           -----------
U.S. Government
Income Fund
   A Shares                 $11,400.00       $1,065.04       $8,176.49      $21,181.53
   B Shares                   9,490.82          183.40        1,115.89       10,790.11

Balanced Fund
   A Shares                  12,450.00          239.70        1,334.82       14,074.53
   B Shares                  11,025.87          247.10          674.74       11,947.71

Equity Income Fund           10,190.25        1,538.96          596.70       12,325.92

Growth and Income
Fund
   A Shares                  34,960.00       12,306.73        6,310.85       53,577.58
   B Shares                  11,454.43          132.30          315.91       11,902.64

Capital Growth Fund
   A Shares                  35,650.00        6,047.67        3,139.91       44,837.58
   B Shares                  11,277.88          481.89           48.83       11,808.60

Large Cap Equity Fund        12,240.00        5,436.94        1,480.01       19,156.95

Small Cap Equity Fund
   A Shares                  15,070.00              --           55.16       15,125.16
   B Shares                  13,178.23              --           31.09       13,209.32

Bond Fund                    10,910.00          273.37        4,193.78       15,377.14

Short Term Bond Fund         10,080.00           16.32        3,107.56        3,203.88

    Had the maximum sales charge (4.50% for the U.S. Treasury Income Fund, Balanced Fund and Equity Income Fund and 4.75% for the Growth and Income Fund, Capital Growth Fund and Small Cap Equity Fund) been in effect for Class A Shares, and 4% CDSC for the B Shares of each Fund (except for the Small Cap Equity Fund, which has a 5% CDSC) the average annual total rate of return figures for the same periods would have been as follows:

Period Ended                Value of       Value of        Value of      Total Value
October 31, 1995            Initial        Capital        Reinvested     -----------
----------------            $10,000         Gains         Dividends
                           Investment   Distributions     ---------
                           ----------   -------------
U.S. Government
Income Fund
A Shares                    $10,887.00       $1,017.11       $8,324.25      $20,228.36
B Shares                      9,111.19          183.40        1,115.89       10,410.48

Balanced Fund
A Shares                     11,889.75          276.67        1,274.76       13,441.17
B Shares                     10,625.87          247.10          674.74       11,547.71

Equity Income Fund            9,731.70        1,469.70          569.85       11,771.25

Growth and Income Fund
A Shares                     33,299.40       11,722.16        6,011.09       51,032.65
B Shares                     11,054.43          132.30          315.91       11,502.64

Capital Growth Fund
A Shares                    $33,956.63       $5,760.40       $2,990.77      $42,707.80
B Shares                     10,877.88          481.89           48.83       11,408.60

Small Cap Equity Fund
A Shares                     14,354.18              --           52.54       14,406.72
B Shares                     12,709.32              --           31.09       12,709.32

                       DETERMINATION OF NET ASSET VALUE

      As of the date of this Statement of Additional Information, the New York Stock Exchange is open for trading every weekday except for the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

      Equity securities in a Fund's or Portfolio's portfolio are valued at the last sale price on the exchange on which they are primarily traded or on the NASDAQ National Market System, or at the last quoted bid price for securities in which there were no sales during the day or for other unlisted (over-the-counter) securities not reported on the NASDAQ National Market System. Bonds and other fixed income securities (other than short-term obligations, but including listed issues) in a Fund's or Portfolio's portfolio are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations which mature in 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Futures and option contracts that are traded on commodities or securities exchanges are normally valued at the settlement price on the exchange on which they are traded. Portfolio securities (other than short-term obligations) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

      Interest income on long-term obligations in a Fund's or Portfolio's portfolio is determined on the basis of coupon interest accrued plus amortization of discount (the difference between acquisition price and stated redemption price at maturity) and premiums (the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest and discount accrued less amortization of premium.

                           PURCHASES AND REDEMPTIONS

      The Fund has established certain procedures and restrictions, subject to change from time to time, for purchase, redemption, and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. The Fund's Transfer Agent may defer acting on a shareholder's instructions until it has received them in proper form. In addition, the privileges described in this Prospectus are not available until a completed and signed account application has been received by the Transfer Agent. Telephone transaction privileges are made available to shareholders automatically upon opening an account unless the privilege is declined in section 6 of the Account Application.

      Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing, exchanging, or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest account application or as otherwise properly specified to the Fund in writing.

      Subject to compliance with applicable regulations, each Fund has reserved the right to pay the redemption price of its Shares, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

      With respect to the Growth and Income Fund and Capital Growth Fund, the Trust will redeem Fund shares in kind only if it has received a redemption in kind from the corresponding Portfolio and therefore shareholders of the Fund that receive redemptions in kind will receive portfolio securities of such Portfolio and in no case will they receive a security issued by the Portfolio. Each Portfolio has advised the Trust that the Portfolio will not redeem in kind except in circumstances in which the corresponding Fund is permitted to redeem in kind or unless requested by the corresponding Fund.

      To retain investment flexibility, the Small Cap Equity Fund may decide to discontinue selling shares of the Fund to new shareholders when the net assets reach approximately $500 million.

      Each investor in a Portfolio, including the corresponding Fund, may add to or reduce its investment in the Portfolio on each day that the New York Stock Exchange is open for business. As of 4:00 p.m. (Eastern Time) on each such day, the value of each investor's interest in a Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or reductions which are to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in a Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 4:00 p.m. on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the Portfolio effected on such day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 4:00 p.m. on such day plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of 4:00 p.m. on the following day the New York Stock Exchange is open for trading.

      Investors in Class A shares may qualify for reduced initial sales charges by signing a statement of intention (the "Statement"). This enables the investor to aggregate purchases of Class A shares in the Fund with purchases of Class A shares of any other fund in the Trust (or if a Fund has only one class, shares of such fund), including shares of any Vista money market Fund, acquired by exchange, during a 13-month period. The sales charge is based on the total amount to be invested in Class A shares during the 13-month period. All Class A or other qualifying shares of these Funds currently owned by the investor will be credited as purchases (at their current offering prices on the date the Statement is signed) toward completion of the Statement. A 90-day back-dating period can be used to include earlier purchases at the investor's cost. The 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the Statement. A shareholder must notify the Transfer Agent or Distributor whenever a purchase is being made pursuant to a Statement.

      Under the Exchange Privilege, shares may be exchanged for shares of another fund only if shares of the fund exchanged into are registered in the state where the exchange is to be made. Shares of a Fund may only be exchanged into another fund if the account registrations are identical. With respect to exchanges from any Vista money market fund, shareholders must have acquired their shares in such money market fund by exchange from one of the Vista non-money market funds or the exchange will be done at relative net asset value plus the appropriate sales charge. Any such exchange may create a gain or loss to be recognized for federal income tax purposes. Normally, shares of the fund to be acquired are purchased on the redemption rate, but such purchase may be delayed by either fund for up to five business days if a fund determines that it would be disadvantaged by an immediate transfer of the proceeds.

      The contingent deferred sales charge for Class B shares will be waived for certain exchanges and for redemptions in connection with the Fund's systematic withdrawal plan. In addition, subject to confirmation of a shareholder's status, the contingent deferred sales charge will be waived for: (i) a total or partial redemption made within one year of the death of the shareholder; (ii) a redemption in connection with a Minimum Required Distribution from an IRA, Keogh or custodial account under section 403(b) of the Internal Revenue Code; (iii) redemptions made from an IRA, Keogh or custodial account under section 403(b) of the Internal Revenue Code through an established Systematic Redemption Plan, as described on page 10; (iv) distributions from a qualified plan upon retirement;
(v) a redemption resulting from an over-contribution to an IRA; and (vi) a redemption of an account balance under $500.

      Class B shares automatically convert to Class A shares (and thus are then subject to the lower expenses borne by Class A shares) after a period of time specified below has elapsed since the date of purchase (the "CDSC Period"), together with the pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares attributable to the Class B shares then converting. The conversion of Class B shares purchased on or after May 1, 1996, will be effected at the relative net asset values per share of the two classes on the first business day of the month following the eighth anniversary of the original purchase. The conversion of Class B shares purchased prior to May 1, 1996, will be effected at the relative net asset values per share of the two classes on the first business day of the month following the seventh anniversary of the original purchase. If any exchanges of Class B shares during the CDSC Period occurred, the holding period for the shares exchanged will be counted toward the CDSC Period. At the time of the conversion the net asset value per share of the Class A shares may be higher or lower than the net asset value per share of the Class B shares; as a result, depending on the relative net asset values per share, a shareholder may receive fewer or more Class A shares than the number of Class B shares converted. Due to the conversion feature of Class B shares, certificates will not be issued and all shares will be held in book entry form.

                                  TAX MATTERS

      The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the respective Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in each Fund's Prospectus are not intended as substitutes for careful tax planning.

Qualification as a Regulated Investment Company

      Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement. Because certain Funds invest all of their assets in Portfolios which will be classified as partnerships for federal income tax purposes, such Funds will be deemed to own a proportionate share of the income of the Portfolio into which each contributes all of its assets for purposes of determining whether such Funds satisfy the Distribution Requirement and the other requirements necessary to qualify as a regulated investment company (e.g., Income Requirement (hereinafter defined), etc.).

      In addition to satisfying the Distribution Requirement, a regulated investment company must: (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). However, foreign currency gains, including those derived from options, futures and forwards, will not in any event be characterized as Short-Short Gain if they are directly related to the regulated investment company's investments in stock or securities (or options or futures thereon). Because of the Short-Short Gain Test, a Fund may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent a Fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded for this purpose. Interest (including original issue discount) received by a Fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

      In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation.

      Further, the Code also treats as ordinary income, a portion of the capital gain attributable to a transaction where substantially all of the return realized is attributable to the time value of a Fund's net investment in the transaction and: (1) the transaction consists of the acquisition of property by such Fund and a contemporaneous contract to sell substantially identical property in the future; (2) the transaction is a straddle within the meaning of
Section 1092 of the Code; (3) the transaction is one that was marketed or sold to such Fund on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (4) the transaction is described as a conversion transaction in the Treasury Regulations. The amount of the gain recharacterized generally will not exceed the amount of the interest that would have accrued on the net investment for the relevant period at a yield equal to 120% of the federal long-term, mid-term, or short-term rate, depending upon the type of instrument at issue, reduced by an amount equal to: (1) prior inclusions of ordinary income items from the conversion transaction; and (2) the capitalized interest on acquisition indebtedness under Code Section 263(g). Built-in losses will be preserved where a Fund has a built-in loss with respect to property that becomes a part of a conversion transaction. No authority exists that indicates that the converted character of the income will not be passed to a Fund's shareholders.

      In general, for purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if: (1) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and the Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto); or (3) the asset is stock and the Fund grants an in-the- money qualified covered call option with respect thereto. However, for purposes of the Short-Short Gain Test, the holding period of the asset disposed of may be reduced only in the case of clause (1) above. In addition, a Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

      Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by a Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss. For purposes of the Short-Short Gain Test, the holding period of an option written by a Fund will commence on the date it is written and end on the date it lapses or the date a closing transaction is entered into. Accordingly, a Fund may be limited in its ability to write options which expire within three months and to enter into closing transactions at a gain within three months of the writing of options.

      Transactions that may be engaged in by certain of the Funds (such as regulated futures contracts, certain foreign currency contracts, and options on stock indexes and futures contracts) will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer's obligations (or rights) under such contracts have not terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is taken into account for the taxable year together with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such contracts) is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. A Fund, however, may elect not to have this special tax treatment apply to Section 1256 contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 contracts. The Internal Revenue Service (the "IRS") has held in several private rulings that gains arising from Section 1256 contracts will be treated for purposes of the Short-Short Gain Test as being derived from securities held for not less than three months if the gains arise as a result of a constructive sale under Code Section 1256.

      Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

      In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security not the issuer of the option. However, with regard to forward currency contracts, there does not appear to be any formal or informal authority which identifies the issuer of such instrument. For purposes of asset diversification testing, obligations issued or guaranteed by agencies or instrumentality's of the U.S. Government such as the Federal Agricultural Mortgage Corporation, the Farm Credit System Financial Assistance Corporation, a Federal Home Loan Bank, the Federal Home Loan Mortgage Association, the Government National Mortgage Corporation, and the Student Loan Marketing Association are treated as U.S. Government Securities.

      If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

Excise Tax on Regulated Investment Companies

      A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election"). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

      For purposes of the excise tax, a regulated investment company shall: (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

      Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Fund Distributions

      Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends-received deduction for corporations only to the extent discussed below. Dividends paid on Class A and Class B shares are calculated at the same time. In general, dividends on Class B shares are expected to be lower than those on Class A shares due to the higher distribution expenses borne by the Class B shares. Dividends may also differ between classes as a result of differences in other class specific expenses.

      A Fund may either retain or distribute to shareholders its net realized capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares [or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares.]

      Conversely, if a Fund elects to retain its net realized capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

      Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends- received deduction generally available to corporations to the extent of the amount of qualifying dividends received by a Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock), excluding for this purpose under the rules of Code Section 246(c) (3) and (4): (i) any day more than 45 days (or 90 days in the case of certain preferred stock) after the date on which the stock becomes ex-dividend and (ii) any period during which a Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) to the extent that a Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code
Section 246A. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund or
(2) by application of Code Section 246(b) which in general limits the dividends-received deduction to 70% of the shareholder's taxable income (determined without regard to the dividends-received deduction and certain other items). In the case where a Fund invests all of its assets in a Portfolio and the Fund satisfies the holding period rules pursuant to Code Section 246(c) as to its interest in the Portfolio, a corporate shareholder which satisfies the foregoing requirements with respect to its shares of the Fund should receive the dividends-received deduction.

      For purposes of the Corporate AMT and the environmental Superfund tax, the corporate dividends-received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMT. However, corporate shareholders will generally be required to take the full amount of any dividend received from a Fund into account (without a dividends-received deduction) in determining its adjusted current earnings.

      Investment income that may be received by certain of the Funds from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle any such Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of any such Fund's assets to be invested in various countries is not known.

      Distributions by a Fund that do not constitute ordinary income dividends, or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

      Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

      Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

      A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

Sale or Redemption of Shares

      A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long- term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt- interest dividends received on such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) (discussed above in connection with the dividends-received deduction for corporations) generally will apply in determining the holding period of shares. Long-term capital gains of noncorporate taxpayers are currently taxed at a maximum rate 11.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

      If a shareholder (1) incurs a sales load in acquiring shares of a Fund,
(2) disposes of such shares less than 91 days after they are acquired and (3) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.

Foreign Shareholders

      Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

      If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, capital gain dividends and exempt-interest dividends and amounts retained by the Fund that are designated as undistributed capital gains.

      If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

      In the case of foreign noncorporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of its foreign status.

      The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

Effect of Future Legislation; Local Tax Considerations

      The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

      Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.

                    MANAGEMENT OF THE FUNDS AND PORTFOLIOS

                      Trustees and Officers of the Trust

      The Trustees and officers and their principal occupations for at least the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate those Trustees and officers that are "interested persons" (as defined in the 1940 Act). Unless otherwise indicated below, the address of each officer is 125 W. 55th Street, New York, New York 10019.

      Fergus Reid, III - Chairman and Chief Executive Officer, Lumelite Corporation, since September 1985; Trustee, Morgan Stanley Funds; from January 1985 through September 1985, Director of Corporate Finance, Noyes Partners (investment advisory firm); from 1982 through 1984, Managing Director, Bernhard Associates (venture capital firm). Address: 971 West Road, New Canaan, CT 06840.

      Richard E. Ten Haken - Former District Superintendent of Schools, Monroe No. 2 and Orleans Counties, New York; Chairman of the Finance and the Audit and Accounting Committees, Member of the Executive Committee; Chairman of the Board and President, New York State Teachers' Retirement System. Address: 4 Barnfield Road, Pittsford, NY 14534.

      William J. Armstrong - Vice President and Treasurer, Ingersoll-Rand Company. Address: 49 Aspen Way, Upper Saddle River, NJ 07458.

      John R.H. Blum - Attorney in Private Practice; formerly, partner in the law firm of Richards, O'Neil & Allegaert (19__-1994); Commissioner of Agriculture - State of Connecticut, 1992-1995. Address: 322 Main Street, Lakeville, CT 06039.

      Joseph J. Harkins - Retired; Commercial Sector Executive and Executive Vice President of The Chase Manhattan Bank, N.A. from 1985 through 1989. He has been employed by Chase in numerous capacities and offices since 1954. Director of Blessings Corporation, Jefferson Insurance Company of New York, Monticello Insurance Company and Nationar. Address: Address: 257 Plantation Circle South, Ponte Vedra Beach, FL 32082.

      *H. Richard Vartabedian - Consultant, Republic Bank of New York; formerly, Senior Investment Officer, Division Executive of the Investment Management Division of The Chase Manhattan Bank, N.A., 1980 through 1991. Address: P.O. Box 296, Beach Road, Hendrick's Head, Southport, ME 04576.

      Stuart W. Cragin, Jr. - Retired; formerly President, Fairfield Testing Laboratory, inc. He has previously served in a variety of marketing, manufacturing and general management positions with Union Camp Corp., Trinity Paper & Plastics Corp., and Conover Industries. Address: 108 Valley Road, Cos Cob, CT 06807.

      Irving L. Thode - Retired; formerly Vice President of Quotron Systems. He has previously served in a number of executive positions with Control Data Corp., including President of its Latin American Operations, and General Manager of its Data Services business. Address: 80 Perkins Road, Greenwich, CT 06830.

      *W. Perry Neff - Independent Financial Consultant; Director of North America Life Assurance Co., Petroleum & Resources Corp. and The Adams Express
Co.: Director and Chairman of The Hanover Funds, Inc.; Director, Chairman and President of The Hanover Investment Funds, Inc. Address: RR1 Box 102, Weston, VT 05181.

      Roland R. Eppley, Jr. - Retired: formerly President and Chief Executive Officer, Eastern States Bankcard Association Inc, (1971-1988); Director, Janel Hydraulics, Inc. and The Hanover Funds, Inc. Address: 105 Ceventry Place, Palm Beach Gardens, FL 33418.

      W.D. MacCallan - Director of The Adams Express Co., The Hanover Funds, Inc., The Hanover Investment Funds, Inc. and Petroleum & Resources Corp.; formerly Chairman of the Board and Chief Executive Officer of The Adams Express Co. and Petroleum & Resources Corp. Address: 624 East 45th Street, Savannah, GA 31405

      The Board of Trustees of the Trust presently has an Audit Committee. The members of the Audit Committee are Messrs. Ten Haken (Chairman), Blum, Cragin, Thode, Armstrong, Harkins, Reid, and Vartabedian. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters.

      The Audit Committee met two times during the fiscal year ended October 31, 1995.

Remuneration of Trustees and Certain Executive Officers:

      Each Trustee is reimbursed for expenses incurred in attending each meeting of the Board of Trustees or any committee thereof. Each Trustee who is not an affiliate of the adviser is compensated for his or her services according to a fee schedule which recognizes the fact that each Trustee also serves as a Trustee of other investment companies advised by the adviser. Each Trustee receives a fee, allocated among all investment companies for which the Trustee serves, which consists of an annual retainer component and a meeting fee component. Effective August 21, 1995, each Trustee of the Vista Funds receives a quarterly retainer of $12,000 and an additional per meeting fee of $1,500. Prior to August 21, 1995, the quarterly retainer was $9,000 and the per-meeting fee was $1,000. The Chairman of the Trustees and the Chairman of the Investment Committee each receive a 50% increment over regular Trustee total compensation for serving in such capacities for all the investment companies advised by the adviser.

      Set forth below is information regarding compensation paid or accrued during the fiscal year ended October 31, 1995 for each Trustee of the Trust:

                                                                          39

                                                   Growth
                                      Equity         and      Capital
                        Balanced      Income       Income      Growth    Equity      Bond
                          Fund         Fund         Fund        Fund      Fund       Fund
                          ----         ----         ----        ----      ----       ----
Fergus Reid, III,       $241.30       $96.13     $14,393.16  $7,594.67   $540.99  $468.64
Trustee

Richard E. Ten           160.88        64.07       9,595.45   5,063.12    360.67   312.41
Haken, Trustee

William J.               160.88        64.07       9,595.45   5,063.12    360.67   312.41
Armstrong, Trustee

John R.H. Blum,          190.83        62.60       9,376.63   4,955.42    352.06   305.11
Trustee

Joseph J. Harkins,       160.88        64.07       9,595.45   5,063.12    360.67   312.41
Trustee

H. Richard               169.60        67.79      10,159.13   5,376.61    330.18   330.18
Vartabedian, Trustee

Stuart W. Cragin,        160.88        64.07      9,595.45    5,063.12   360.67   312.41
Jr. Trustee

Irving L. Thode,         160.88        64.07      9,595.45    5,063.12   360.67   312.41
Trustee

                         Short                 Small      Inter-    Global
                          Term       U.S.       Cap      national   Fixed   Southeast
                          Bond     Government  Equity     Equity    Income   Asian    Japan   European
                          Fund       Fund       Fund       Fund      Fund     Fund     Fund    Fund
                          ----       ----       ----       ----      ----     ----     ----    ----
Fergus Reid, III,       $298.13    $919.27     $172.16   $315.97    $8.47      0        0        0
Trustee

Richard E. Ten           195.40     612.85      114.79    210.64     5.64      0        0        0
Haken, Trustee

William J.               195.40     612.85      114.79    210.64     5.64      0        0        0
Armstrong, Trustee

John R.H. Blum,          190.83     598.68      114.79    205.42     5.64      0        0        0
Trustee

Joseph J. Harkins,       195.40     612.85      114.79    210.64     5.64      0        0        0
Trustee

H. Richard               206.44     646.75      133.68    219.47     5.64      0        0        0
Vartabedian, Trustee

Stuart W. Cragin,        195.40     612.85      114.79    210.64     5.64      0        0        0
Jr., Trustee

Irving L. Thode,         195.40     612.85      114.79    210.64     5.64      0        0        0
Trustee































                        Pension or           Total
                        Retirement        Compensation
                     Benefits Accrued         from
                     as Fund Expenses        "Fund
                     ----------------      Complex"(1)
                                           -----------
Fergus Reid,                0                $78,456.65
III, Trustee

Richard E. Ten              0                 52,304.39
Haken, Trustee

William J.                  0                 46,632.34
Armstrong,
Trustee

John R.H. Blum,             0                 51,304.37
Trustee

Joseph J.                   0                 52,304.39
Harkins, Trustee

H. Richard                  0                 74,804.44
Vartabedian,
Trustee

Stuart W.                   0                 52,304.39
Cragin, Jr.,
Trustee

Irving L. Thode,            0                 52,304.39
Trustee

(1) Data reflects total compensation earned during the period January 1, 1995 to December 31, 1995 for service as a Trustee to all Funds advised by the adviser.

Vista Funds Retirement Plan for Eligible Trustees

      Effective August 21, 1995, the Trustees also instituted a Retirement Plan for Eligible Trustees (the "Plan") pursuant to which each Trustee (who is not an employee of any of the Funds, the adviser, Administrator or distributor or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Trustees. Pursuant to the Plan, the normal retirement date is the date on which the eligible Trustee has attained age 65 and has completed at least five years of continuous service with one or more of the investment companies advised by the adviser (collectively, the "Covered Funds"). Each Eligible Trustee is entitled to receive from the Covered Funds an annual benefit commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 10% of the highest annual compensation received from the Covered Funds multiplied by the number of such Trustee's years of service (not in excess of 10 years) completed with respect to any of the Covered Funds. Such benefit is payable to each eligible Trustee in monthly installments for the life of the Trustee.

      Set forth below in the table below are the estimated annual benefits payable to an eligible Trustee upon retirement assuming various compensation and years of service classifications. The estimated credited years of service for Messrs. Reid, Ten Haken, Armstrong, Blum, Harkins, Vartabedian, Cragin, and Thode are 11, 11, 8, 11, 3, 3 and 3 respectively.



               Highest Annual Compensation Paid by All Vista Funds
               ---------------------------------------------------

    Years of
    Service
    -------
                 $40,000          $45,000          $50,000          $55,000

                    Estimated Annual Benefits upon Retirement
                    -----------------------------------------

       10         40,000           45,000           50,000           55,000
       9          36,000           40,500           45,000           49,500
       8          32,000           36,000           40,000           44,000
       7          28,000           31,500           35,000           38,500
       6          24,000           27,000           30,000           33,000
       5          20,000           22,500           25,000           27,500

      Effective August 21, 1995, the Trustees instituted a Deferred Compensation Plan for Eligible Trustees (the "Deferred Compensation Plan") pursuant to which each Trustee (who is not an employee of any of the Funds, the adviser, Administrator or Distributor or any of their affiliates) may enter into agreements with the Funds whereby payment of the Trustees' fees are deferred until the payment date elected by the Trustee (or the Trustee's termination of service). The deferred amounts are deemed invested in shares of the Fund on whose Board the Trustee sits. The deferred amounts are paid out in a lump sum or over a period of several years as elected by the Trustee at the time of deferral. If a deferring Trustee dies prior to the distribution of amounts held in the deferral account, the balance of the deferral account will be distributed to the Trustee's designated beneficiary in a single lump sum payment as soon as practicable after such deferring Trustee's death. The following Eligible Trustees have executed a deferred compensation agreement for the 1996 calendar year: Messrs. Ten Haken, Thode and Vartabedian.

Principal Executive Officers:

      The principal executive officers of the Trust are as follows:

      H. Richard Vartabedian - President and Trustee.

      Martin R. Dean - Treasurer and Assistant Secretary; Vice President, BISYS Funds Group, Inc.

      Ann Bergin - Secretary; Vice President, BISYS Funds Group, Inc.; Chief Compliance Officer and Secretary, Vista Broker-Dealer Services, Inc.

                            Adviser or Sub-Adviser

      The Chase Manhattan Bank ("Chase") acts as investment adviser to the Funds or Portfolios pursuant to an Investment Advisory Agreement, dated as of __________, 1996 (the "Advisory Agreement"). Subject to such policies as the Board of Trustees may determine, Chase makes investment decisions for the Funds or Portfolios. Pursuant to the terms of the Advisory Agreement, Chase provides the Funds with such investment advice and supervision as it deems necessary for the proper supervision of the Funds' or Portfolios' investments. Chase continuously provides investment programs and determines from time to time what securities shall be purchased, sold or exchanged and what portion of the Funds' assets shall be held uninvested. The adviser or sub-adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the investments and effecting portfolio transactions for the Funds or Portfolios. The Advisory Agreement for the Funds or Portfolios will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of a Fund's outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement.

      Under the Advisory Agreement, the adviser or sub-adviser may utilize the specialized portfolio skills of all its various affiliates, thereby providing the Funds with greater opportunities and flexibility in accessing investment expertise.

      Pursuant to the terms of the Advisory Agreement, the adviser or sub-adviser is permitted to render services to others. The Advisory Agreement is terminable without penalty by the Trust on behalf of the Funds on not more than 60 days', nor less than 30 days', written notice when authorized either by a majority vote of a Fund's shareholders or by a vote of a majority of the Board of Trustees of the Trust, or by the adviser or sub-adviser on not more than 60 days', nor less than 30 days', written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Advisory Agreement provides that the adviser or sub-adviser under such Agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the respective Fund, except for wilful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

      With respect to the Equity Funds or Equity Portfolios, the equity research team of the adviser looks for two key variables when analyzing stocks for potential investment in equity portfolios: value and momentum. To uncover these qualities, the team uses a combination of quantitative analysis, fundamental research and computer technology to help identify undervalued stocks. A proprietary computer model gauges potential performance and relative value of about 1,500 stocks. The equity research team then considers a company's cash flow, the stock's price earning ratio, price-to-book ratio and dividend level. The team uses a model that helps forecast how the selected stocks will react to different economic trends.

      The top 20 percent of stocks picked by the computer model are then studied further by the team by seeking out the opinions of leading analysts and doing hands-on research, such as interviewing corporate managers. This research helps narrow the field from the 250 to 300 stocks accepted by the computer model.

      In the event the operating expenses of the Funds, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to the Funds imposed by the securities laws or regulations thereunder of any state in which the shares of the Funds are qualified for sale, as such limitations may be raised or lowered from time to time, the adviser or sub-adviser shall reduce its advisory fee (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by the adviser or sub-adviser shall be deducted from the monthly advisory fee otherwise payable with respect to the Funds during such fiscal year; and if such amounts should exceed the monthly fee, the adviser or sub-adviser shall pay to a Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

      Under an investment advisory agreement between the Trust, on behalf of the Funds, and Chase, Chase may delegate a portion of its responsibilities to a sub-adviser. In addition, the investment advisory agreement provides that Chase may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund and are under the common control of Chase as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of Chase.

      Chase, on behalf of the Funds (except the American Value Fund), has entered into an investment sub- advisory agreement (the "Sub-Advisory Agreement") with Chase Asset Management, Inc. ("CAM"). With respect to the American Value Fund, Chase has entered into an investment sub-advisory agreement with Van Deventer & Hoch ("VDH"). With respect to the day to day management of the Funds, under the sub-advisory agreements, the sub-advisers make decisions concerning, and place all orders for, purchases and sales of securities and helps maintain the records relating to such purchases and sales. The sub-advisers may, in their discretion, provide such services through their own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser to the Company under applicable laws and are under the common control of Chase; provided that (i) all persons, when providing services under the sub-advisory agreement, are functioning as part of an organized group of persons, and (ii) such organized group of persons is managed at all times by authorized officers of the sub- advisers. This arrangement will not result in the payment of additional fees by the Funds.

      Chase, a wholly-owned subsidiary of The Chase Manhattan Corporation, a registered bank holding company, is a commercial bank offering a wide range of banking and investment services to customers throughout the United States and around the world. The Chase Manhattan Corporation is the entity resulting from the merger of The Chase Manhattan Corporation into Chemical Banking Corporation on _____________, 1996. Chemical Banking Corporation was thereupon renamed The Chase Manhattan Corporation. Also included among Chase's accounts are commingled trust funds and a broad spectrum of individual trust and investment management portfolios. These accounts have varying investment objectives.

      In consideration of the services provided by the adviser pursuant to the Advisory Agreements, each Fund pays an investment advisory fee computed daily and paid monthly based on a rate equal to a specified percentage (0.25% for the Short-Term Bond Fund; 0.30% for the U.S. Government Income Fund, and the Bond Fund; 0.70% for the American Value Fund; 0.40% for the Equity Income Fund and the Large Cap Equity Fund; 0.50% for the Balanced Fund; 0.65% for the Small Cap Equity Fund; and 0.30% for the U.S. Government Securities Fund) with respect to each Fund's average daily net assets, on an annualized basis for such Fund's then-current fiscal year. The Growth and Income Portfolio and Capital Growth Portfolio will pay an investment advisory fee computed daily and paid monthly at an annual rate of 0.40% of reach Fund's average daily net assets. However, the adviser may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis. For its services under such Sub-Investment Advisory Agreement, CAM (or VDH in the case of the American Value
Fund) will be entitled to receive, with respect to each such Fund, such compensation, payable by the adviser out of its advisory fee, as shall be agreed to from time to time between the adviser and CAM or VDH.

      For the fiscal years ended October 31, 1993, 1994 and 1995, Chase was paid or accrued the following investment advisory fees with respect to the following Funds, and voluntarily waived the amounts in parentheses following such fees with respect to each such period:

                                 Administrator

      Pursuant to an Administration Agreement, dated as of _____________, 1996 as (the "Administration Agreement"), Chase serves as administrator of the Trust. Chase provides certain administrative services to the Trust and Portfolios, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Trust's and Portfolio's independent contractors and agents; preparation for signature by an officer of the Trust and Portfolios of all documents required to be filed for compliance by the Trust and Portfolios with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Trust and Portfolios and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. The administrator does not have any responsibility or authority for the management of the Funds or Portfolios, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

      Under the administration agreements Chase renders administrative services to others. The administration agreements will continue in effect from year to year with respect to each Fund or Portfolio only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of such Fund's or Portfolio's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the administration agreement or "interested persons" (as defined in the 1940 Act) of any such party. The administration agreements are terminable without penalty by the Trust on behalf of each Fund on 60 days' written notice when authorized either by a majority vote of such Fund's shareholders or by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or Portfolios, or by the Administrator on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The administration agreements also provide that neither Chase or their personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the administration agreements.

      In addition, the administration agreements provide that, in the event the operating expenses of any Fund or Portfolio, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to that Fund imposed by the securities laws or regulations thereunder of any state in which the shares of such Fund are qualified for sale, as such limitations may be raised or lowered from time to time, Chase shall reduce its administration fee (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by Chase shall be deducted from the monthly administration fee otherwise payable to Chase during such fiscal year; and if such amounts should exceed the monthly fee, Chase shall pay to such Fund or Portfolio its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

                                                                              44
      In consideration of the services provided by Chase pursuant to the administration agreements, the Administrator receives from each Fund a fee computed and paid monthly at an annual rate equal to 0.10% of each of the Fund's average daily net assets, on an annualized basis for the Fund's then-current fiscal year, except that with respect to the Growth and Income Fund and Capital Growth Fund, Chase receives from each of the Funds and the Portfolios a fee computed daily and paid monthly at an annual rate equal to 0.05% of their respective average daily net assets. Chase may voluntarily waive a portion of the fees payable to it with respect to each Fund on a month-to-month basis.

      For the fiscal years ended October 31, 1993, 1994 and 1995, Chase was paid or accrued the following administration fees and voluntarily waived the amounts in parentheses following such fees:

                                  Distributor

Distribution Plan

      The Trust has adopted separate plans of distribution pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan") including a Distribution Plan on behalf of the Class A Shares of the Income and Equity Funds and the shares of the American Value Fund which provides that each of the Funds shall pay a distribution fee (the "Distribution Fee"), including payments to the Distributor, at an annual rate not to exceed 0.25% of its Shares average daily net assets for distribution services. The Distributor may use all or any portion of such Distribution Fee to pay for Fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses.

      As noted above the Class B shareholders will pay a distribution fee of 0.75% of average daily net assets under a Rule 12b-1 Distribution Plan. The Distributor currently expects to pay sales commissions to a dealer at the time of sale of Class B shares of up to [4.00%] of the purchase price of the shares sold by such dealer. The principal underwriter will use its own fund or funds facilitated by the Distributor (which may be borrowed or otherwise financed) to pay such amounts. Because the Distributor will receive a maximum of 0.75% of average daily net assets represented by Class B shares it will take the Distributor several years to recoup the sales commissions paid to dealers and other sales expenses.

      Because of the 0.75% limitation on the compensation paid to the Distributor during such fiscal year, a large portion of the commissions attributable to sales of Class B shares will be accrued and paid by the Fund to the Distributor in fiscal years subsequent to the years in which the Class B shares are sold.

      Some payments under the Distribution Plans may be used to compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.25% annualized of the assets values of Class A shares, or 0.25% annualized of the average net asset value of the Class B shares, or 0.25% annualized of the average net asset value of the shares of the American Value Fund maintained in the Fund by such broker-dealers' customers. Trail or maintenance commissions on Class B shares will be paid to broker-dealers beginning the 13th month following the purchase of such Class B shares. Since the distribution fees are not directly tied to expenses, the amount of distribution fees paid by the Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plans. For this reason, this type of distribution fee arrangement is characterized by the staff of the Securities and Exchange Commission as being of the "compensation variety" (in contrast to "reimbursement" arrangements by which a distributor's compensation is directly linked to its expenses). With respect to Class B shares because of the 0.75% annual limitation on the compensation paid to the Distributor during a fiscal year, compensation relating to a large portion of the commissions attributable to sales of Class B shares in any one year will be accrued and paid by the Fund to the Distributor in fiscal years subsequent thereto. In determining whether to purchase Class B shares, investors should consider that daily compensation payments could continue until the Distributor has been fully reimbursed for the commissions paid on sales of Class B shares. However, the Shares are not liable for any distribution expenses incurred in excess of the Basic Distribution Fee paid.

      Each class of shares is entitled to exclusive voting rights with respect to matters concerning its Distribution Plan.

      Each Distribution Plan provides that it will continue in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plans or in any agreement related to such Plan ("Qualified Trustees"). The continuance of each Distribution Plan was most recently approved on December 14, 1995. Each Distribution Plan requires that the Trust shall provide to the Board of Trustees, and the Board of Trustees shall review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Distribution Plan. Each Distribution Plan further provides that the selection and nomination of Qualified Trustees shall be committed to the discretion of the disinterested Trustees (as defined in the 1940 Act) then in office. Each Distribution Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or, with respect to a particular Fund, by vote of a majority of the outstanding voting Shares of such Fund (as defined in the 1940 Act). Each Distribution Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of shareholders and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees. Each of the Funds will preserve copies of any plan, agreement or report made pursuant to the Distribution Plan for a period of not less than six years from the date of the Distribution Plan, and for the first two years such copies will be preserved in an easily accessible place.

      The Institutional Shares of the Funds do not have a Distribution Plan.

      For the fiscal year ended October 31, 1995, the Distributor was paid or accrued the following Basic Distribution Fees and voluntarily waived the amounts of such fees:

      With respect to the shares of the Class A shares of the Funds, the Basic Distribution Fee was allocated as follows:

Distribution and Sub-Administration Agreement

      The Trust has entered into a Distribution and Sub-Administration Agreement dated August 24, 1995, (the "Distribution Agreement"), with the Distributor, pursuant to which the Distributor acts as the Funds' exclusive underwriter, provides certain administration services and promotes and arranges for the sale of each of the Vista Shares. The Distributor is a wholly-owned subsidiary of BISYS Fund Services, Inc. The Distribution Agreement provides that the Distributor will bear the expenses of printing, distributing and filing prospectuses and statements of additional information and reports used for sales purposes, and of preparing and printing sales literature and advertisements not paid for by the Distribution Plan. The Trust pays for all of the expenses for qualification of the shares of each Fund for sale in connection with the public offering of such shares, and all legal expenses in connection therewith. In addition, pursuant to the Distribution Agreement, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space.

      The Distribution Agreement is currently in effect and will continue in effect with respect to each Fund only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of such Fund's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Distribution

Agreement is terminable without penalty by the Trust on behalf of each Fund on 60 days' written notice when authorized either by a majority vote of such Fund's shareholders or by vote of a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Distribution Agreement also provides that neither the Distributor nor its personnel shall be liable for any act or omission in the course of, or connected with, rendering services under the Distribution Agreement, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.

      In the event the operating expenses of any Fund, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to that Fund imposed by the securities laws or regulations thereunder of any state in which the shares of such Fund are qualified for sale, as such limitations may be raised or lowered from time to time, the Distributor shall reduce its sub-administration fee with respect to such Fund (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by the Distributor shall be deducted from the monthly sub-administration fee otherwise payable with respect to such Fund during such fiscal year; and if such amounts should exceed the monthly fee, the Distributor shall pay to such Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

      In consideration of the sub-administration services provided by the Distributor pursuant to the Distribution Agreement, the Distributor receives an annual fee, payable monthly, of 0.05% of the net assets of each Fund. However, the Distributor has voluntarily agreed to waive a portion of the fees payable to it under the Distribution Agreement with respect to each Fund on a month-to-month basis. For the fiscal years ended October 31, 1993, 1994 and 1995 the Distributor was paid or accrued the following sub-administration fees under the Distribution Agreement, and voluntarily waived the amounts in parentheses following such fees:

Shareholder Servicing Agents, Transfer Agent and Custodian

      The Trust has entered into a shareholder servicing agreement (a "Servicing Agreement") with each Shareholder Servicing Agent to provide certain services including but not limited to the following: answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares may be effected for the Fund as to which the Shareholder Servicing Agent is so acting and certain other matters pertaining to the Fund; assist shareholders in designating and changing dividend options, account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnish (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) quarterly and year-end statements and confirmations of purchases and redemptions; transmit, on behalf of the Fund, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the Fund; receive, tabulate and transmit to the Fund proxies executed by shareholders with respect to meetings of shareholders of the Fund; and provide such other related services as the Fund or a shareholder may request. Shareholder servicing agents may be required to register pursuant to state securities law.

      The fees relating to acting as liaison to shareholders and providing personal services to shareholders will not exceed, on an annualized basis, 0.25% of the average daily net assets of each of the shares of the Income Funds, the Equity Funds and the American Value Fund represented by shares owned during the period for which payment is being made by investors with whom such Shareholder Servicing Agent maintains a servicing relationship. Each Shareholder Servicing Agent may voluntarily agree from time to time to waive a portion of the fees payable to it under its Servicing Agreement with respect to each Fund on a month-to-month basis. For the fiscal years ended October 31, 1993, 1994 and 1995, fees payable to the Shareholder Servicing Agents (all of which currently are related parties) and the amounts voluntarily waived for each such period (as indicated in parentheses), were as follows:

      The Trust has also entered into a Transfer Agency Agreement with DST Systems, Inc. ("DST") pursuant to which DST acts as transfer agent for the Trust. Pursuant to a Custodian Agreement, Chase acts as the custodian of the assets of each Fund and Portfolio for which Chase receives compensation as is from time to time agreed upon by the Trust (or Portfolio) and Chase. However, Chase has agreed not to charge its custodian fees with respect to the Bond Fund, Short-Term Bond Fund and Equity Fund.

      In certain circumstances Shareholder Servicing Agents may be required to register as dealers under state law.

                            INDEPENDENT ACCOUNTANTS

      The financial statements incorporated herein by reference from the Trust's Annual Reports to Shareholders for the fiscal year ended October 31, 1995, have been so incorporated by reference in reliance on the reports of Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036, independent accountants of the Funds, given on the authority of said firm as experts in accounting and auditing. Price Waterhouse provides the Funds with audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.

                              GENERAL INFORMATION

Description of Shares, Voting Rights and Liabilities

      Mutual Fund Group is an open-end, non-diversified management investment company organized as Massachusetts business trust under the laws of the Commonwealth of Massachusetts in 1987. The Trust currently consists of 16 Funds of shares of beneficial interest without par value. With respect to certain of the Equity and Income Funds, the Trust may offer more than one class of shares. The Trust has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated amount all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class. With respect to shares purchased through a Shareholder Servicing Agent and, in the event written proxy instructions are not received by the Fund or its designated agent prior to a shareholder meeting at which a proxy is to be voted and the shareholder does not attend the meeting in person, the Shareholder Servicing Agent for such shareholder will be authorized pursuant to an applicable agreement with the shareholder to vote the shareholder's outstanding shares in the same proportion as the votes cast by other Fund shareholders represented at the meeting in person or by proxy.

      The Large Cap Equity Fund, Small Cap Equity Fund, U.S. Government Income Fund, Growth and Income Fund, Equity Income Fund, Capital Growth Fund, Bond Fund and Balanced Fund offer both Class A and Class B shares. The classes of shares have several different attributes relating to sales charges and expenses.

      Class A shares are sold at net asset value plus an initial sales charge of up to a maximum of 4.75% of the public offering price. Class B shares have no initial sales charge; however, a contingent deferred sales charge will be imposed on redemptions made within six years of purchase. The amount of this contingent deferred sales charge will be 5.00% of the redemption proceeds on redemptions in the first year after purchase, declining to zero for redemptions made more than six years after purchase. However, this contingent deferred sales charge will not apply to redemptions of shares representing capital appreciation on Fund assets and reinvestment of dividends or capital distributions. Approximately eight years after purchase, Class B shares will automatically convert to Class A shares.

      In general, absent waivers, Class A and Class B shares each have an annual shareholder servicing fee of 0.25% of average daily net assets. The Class A Shares of the Small Cap Equity Fund do not have a Shareholder Servicing fee. In addition, absent waivers, Class A and the American Value Shares have an annual distribution fee under Rule 12b-1 of 0.25% of average daily net assets, while Class B has an annual distribution fee under Rule 12b- 1 of 0.75% of average daily net assets. Moreover, expenses borne by each class may differ slightly because of the allocation of other class-specific expenses. For example, a higher transfer agency fee may be imposed on Class B shares than on Class A shares. The relative impact of initial sales charges, contingent deferred sales charges, and ongoing annual expenses will depend on the length of time a share is held.

      Selected dealers and financial consultants may receive different levels of compensation for selling one particular class of shares rather than another.

      The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Shares have no preemptive or conversion rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Board of Trustees recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series' or class' outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board of Trustees by written notice to the series' or class' shareholders. Unless each series and class is so terminated, the Trust will continue indefinitely.

      Stock certificates are issued only upon the written request of a shareholder, subject to the policies of the investor's Shareholder Servicing Agent, but the Trust will not issue a stock certificate with respect to shares that may be redeemed through expedited or automated procedures established by a Shareholder Servicing Agent.

      The Trust is an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of the Trust property for any shareholder held personally liable for the obligations of the Trust. The Trust's Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

      The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

      The Board of Trustees has adopted a Code of Ethics addressing personal securities transactions by investment personnel and access persons and other related matters. The Code of Ethics substantially conforms to the recommendations made by the Investment Company Institute ("ICI") (except where noted) and includes such provisions as:

      (bullet) Prohibitions on investment personnel acquiring securities in initial offerings;
      (bullet) A requirement that access persons obtain prior to acquiring securities in a private placement and that the officer granting such approval have no interest in the issuer making the private placement;
      (bullet) A restriction on access persons executing transactions for securities on a recommended list until 14 days after distribution of that list;
      (bullet) A prohibition on access persons acquiring securities that are pending execution by one of the Funds or Portfolios until 7 days after the transactions of the Funds or Portfolios are completed;
      (bullet) A prohibition of any buy or sell transaction in a particular security in a 30-day period, except as may be permitted in certain hardship cases or exigent circumstances where prior approval is obtained. This provision differs slightly from the ICI recommendation;
      (bullet) A requirement for pre-clearance of any buy or sell transaction in a particular security after 30 days, but within 60 days;
      (bullet) A requirement that any gift exceeding $75.00 from a customer must be reported to the appropriate compliance officer;
      (bullet) A requirement that access persons submit in writing any request to serve as a director or trustee of a publicly traded company;
      (bullet) A requirement that all securities transactions in excess of $1,000 be pre-cleared, except that if a person has engaged in more than $10,000 of securities transactions in a calendar quarter all securities of such person require pre-clearance (this de minimus exception differs slightly from the ICI recommendations);
      (bullet) A requirement that all access persons direct their broker-dealer to submit duplicate confirmation and customer statements to the appropriate compliance unit; and
      (bullet) A requirement that all access persons sign a Code of Ethics acknowledgment, affirming that they have read and understood the Code and submit a personal security holdings report upon commencement of employment or status and a personal security transaction report within 10 days of each calendar quarter thereafter.

      Principal Holders

            As of January 31, 1996, the following persons owned beneficially, directly or indirectly, 5% or more of the outstanding shares of the following classes or Funds:

U.S. TREASURY INCOME

BALANCED FUND

GROWTH AND INCOME FUND

CAPITAL GROWTH FUND

LARGE CAP EQUITY FUND

BOND FUND

SHORT-TERM BOND FUND

SMALL CAP EQUITY FUND

                             Financial Statements

      The financial statements for the fiscal period ended October 31, 1995 for the Funds are incorporated herein by reference from the Vista Funds' 1995 Annual Reports to Shareholders.


Specimen Computations of Offering Prices Per Share


U.S. Treasury Income Fund (specimen computations)

A Shares:

Net Asset Value and Redemption Price per Share of Beneficial Interest
      at October 31, 1995...............................................$11.40

Maximum Offering Price per Share ($11.40 divided by .955)
      (reduced on purchases of $100,000 or more)........................$11.94

B Shares:

Net Asset Value and Redemption Price per Share of Beneficial
      Interest at October 31,1995 and Income Fund (specimen computations)

A Shares:

Net Asset Value and Redemption Price per Share of Beneficial

      Interest at October 31, 1995......................................$34.96

Maximum Offering Price per Share ($34.96 divided by .9525)
      (reduced on purchases of $100,000 or more)........................$36.70

B Shares:

Net Asset Value and Redemption Price per Share of Beneficial
      Interest at October 31, 1995......................................$34.81

Capital Growth Fund (specimen computations)

A Shares:

Net Asset Value and Redemption Price per Share of Beneficial
      Interest at October 31, 1995......................................$35.65

Maximum Offering Price per Share ($35.65 divided by .9525)
      (reduced on purchases of $100,000 or more.........................$37.43

B Shares:

Net Asset Value and Redemption Price per Share of Beneficial
      Interest at October 31,1995.......................................$35.39

Equity Income Fund (specimen computations)

Net Asset Value and Redemption Price per Share of Beneficial
      Interest at October 31, 1995......................................$13.39

Maximum Offering Price per Share ($13.39 divided by .955)
      (reduced on purchases of $100,000 or more.........................$14.02

Balanced Fund (specimen computations)

A Shares:

Net Asset Value and Redemption Price per Share of Beneficial
      Interest at October 31, 1995......................................$12.45

Maximum Offering Price per Share ($12.45 divided by .955)
      (reduced on purchases of $100,000 or more)........................$13.04

B Shares:

Net Asset Value and Redemption Price per Share of Beneficial
      Interest at October 31, 1995......................................$12.36

Large Cap Equity Fund (specimen computations)

Net Asset Value and Redemption Price per Share of Beneficial
      Interest at October 31, 1995......................................$12.24

Bond Fund (specimen computations)

Net Asset Value and Redemption Price per Share of Beneficial Interest
      at October 31, 1995...............................................$10.91

Short-Term Bond Fund (specimen computations)

Net Asset Value and Redemption Price per Share of Beneficial
      Interest at October 31, 1995......................................$10.08

Small Cap Equity Fund (specimen computations)

A Shares:

Net Asset Value and Redemption Price per Share of Beneficial
      Interest at October 31, 1995......................................$15.07

Maximum Offering Price per Share ($15.07 divided by .9525)
      (reduced on purchases of $100,000 or more)........................$15.82

B Shares:

Net Asset Value and Redemption Price per Share of Beneficial
      Interest at October 31, 1995......................................$15.01

                                                                    APPENDIX A

                      DESCRIPTION OF CERTAIN OBLIGATIONS
                   ISSUED OR GUARANTEED BY U.S. GOVERNMENT
                        AGENCIES OR INSTRUMENTALITIES

      Federal Farm Credit System Notes and Bonds -- are bonds issued by a cooperatively owned nationwide system of banks and associations supervised by the Farm Credit Administration, an independent agency of the U.S.
Government.  These bonds are not guaranteed by the U.S. Government.

      Maritime Administration Bonds -- are bonds issued and provided by the Department of Transportation of the U.S. Government and are guaranteed by the U.S. Government.

      FHA Debentures -- are debentures issued by the Federal Housing Administration of the U.S. Government and are guaranteed by the U.S. Government.

      GNMA Certificates -- are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Each mortgage loan included in the pool is either insured by the Federal Housing Administration or guaranteed by the Veterans Administration and therefore guaranteed by the U.S. Government.

      FHLMC Bonds -- are bonds issued and guaranteed by the Federal National Mortgage Association. These bonds are not guaranteed by the U.S. Government.

      Federal Home Loan Bank Notes and Bonds -- are notes and bonds issued by the Federal Home Loan Bank System and are not guaranteed by the U.S. Government.

      Student Loan Marketing Association ("Sallie Mae") Notes and Bonds -- are notes and bonds issued by the Student Loan Marketing Association and are not guaranteed by the U.S. Government.

      Although this list includes a description of the primary types of U.S. Government agency or instrumentality obligations in which each Fund or Portfolio intends to invest, each Fund or Portfolio may invest in obligations of U.S. Government agencies or instrumentalities other than those listed above.

                                                                     APPENDIX B

DESCRIPTION OF RATINGS

A description of the rating policies of Moody's, S&P and Fitch with respect to bonds and commercial paper appears below.

Moody's Investors Service's Corporate Bond Ratings

Aaa--Bonds which are rated "Aaa" are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated "A" possess many favorable investment qualities and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguared during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance and other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated "Ca" represent obligations which are speculative in high degree.

Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numercal modifiers "1", "2", and "3" to certain of its rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Ratings Group Corporate Bond Ratings

AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to repay principal and pay interest.

AA--Bonds rated "AA" also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and differs from "AAA" issues only in small degree.

A--Bonds rated "A" have a strong capacity to repay principal and pay interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Bonds rated "BBB" are regarded as having an adequate capacity to repay principal and pay interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for higher rated categories.

BB-B-CCC-CC-C--Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI--Bonds rated "CI" are income bonds on which no interest is being paid.

D--Bonds rated "D" are in default. The "D" category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired unless S&P believes that such payments will be made during such grace period. The "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings set forth above may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

Moody's Investors Service's Commercial Paper Ratings

Prime-1--Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Prime-3--Issuers (or related supporting institutions) rated "Prime-3" have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime--Issuers rated "Not Prime" do not fall within any of the Prime rating categories.

Standard & Poor's Ratings Group Commercial Paper Ratings

A S&P commercial paper rating is current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded in several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

A-3--Issues carrying this designation have adequate capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higger designations.

B--Issues rated "B" are regarded as having only speculative capacity for timely payment.

C--This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D--Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Fitch Bond Ratings

AAA--Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated F-1+ by Fitch

A--Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds rated BBB by Fitch are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse consequences on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Plus and minus signs are used by Fitch to indicate the relative position of a credit within a rating category. Plus and minus signs, however, are not used in the AAA category.

Fitch Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch's short-term ratings are as follows:

F-1+--Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2--Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3--Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, although near-term adverse changes could cause these securities to be rated below investment grade.

LOC--The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

Like higher rated bonds, bonds rated in the Baa or BBB categories are considered to have adequate capacity to pay principal and interest. However, such bonds may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds.

After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event will require a sale of such security by a Fund. However, a Fund's investment manager will consider such event in its determination of whether such Fund should continue to hold the security. To the extent the ratings given by Moody's, S&P or Fitch may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in this Prospectus and in the Statement of Additional Information.

                                                                  STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                                   May 6, 1996



                               VISTA EUROPEAN FUND
                         VISTA GLOBAL FIXED INCOME FUND
                         VISTA INTERNATIONAL EQUITY FUND
                                VISTA JAPAN FUND
                           VISTA SOUTHEAST ASIAN FUND

                 125 West 55th Street, New York, New York 10019

         This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectuses offering shares of the Funds. This Statement of Additional Information should be read in conjunction with the individual Prospectuses offering shares of Vista Global Fixed Income Fund and Vista International Equity Fund, and the combined Prospectus offering shares of Vista European Fund, Vista Japan Fund and Vista Southeast Asian Fund. Any references to a "Prospectus" in this Statement of Additional Information is a reference to one or more of the foregoing Prospectuses, as the context requires. Copies of each Prospectus may be obtained by an investor without charge by contacting Vista Broker-Dealer Services, Inc., the Funds' distributor, at the above-listed address.

         This Statement of Additional Information is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by an effective prospectus.

         For more information about your account, simply call the Vista Service Center at our toll-free number:

1-800-34-VISTA
Vista Service Center
P.O. Box 419392
Kansas City, MO 64141                                                   VIG-SAI

Table of Contents                                                          Page

The Funds.....................................................................2
Investment Policies and Restrictions..........................................3
Performance Information......................................................18
Determination of Net Asset Value.............................................21
Tax Matters..................................................................22
Management of the Funds and Portfolios ......................................31
Independent Accountants......................................................39
General Information..........................................................39
Appendix A-- Description of Certain U.S. Government Obligations ............A-1
Appendix B-- Description of Ratings.........................................B-1

                                    THE FUNDS

         Mutual Fund Group (the "Trust") is a non-diversified, open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on May 11, 1987. The Trust presently consists of 16 separate series (the "Funds"). Under a multiple-class distribution system, the Funds offer two classes of shares: Class A shares (which are subject to an initial sales load) and Class B shares (which are subject to a contingent deferred sales load). The shares of the Funds are collectively referred to in this Statement of Additional Information as the "Shares."

         The Funds' shares are continuously offered for sale through Vista Broker-Dealer Services, Inc. ("VBDS"), the Funds' distributor (the "Distributor"), which is not affiliated with Chase Manhattan Bank or its affiliates.

         The Board of Trustees of the Trust provides broad supervision over the affairs of the Trust including the Funds. The Global Fixed Income Fund and International Equity Fund each seek to achieve their investment objectives by investing all of their respective investable assets in an open-end, non-diversified management investment company which has the same investment objective as such Fund. The Global Fixed Income Fund invests in Global Fixed Income Portfolio and the International Equity Fund invests in International Equity Portfolio (collectively the "Portfolios"). The Chase Manhattan Bank ("Chase"), the Trust's administrator, supervises the overall administration of the Trust, including the Funds, and is the administrator of the Portfolios. Chase is the investment adviser for each Fund (other than the Global Fixed Income Fund and International Equity Fund, which do not have their own advisors) and Portfolio. A majority of the Trustees of the Trust and the Portfolios are not affiliated with the investment adviser or sub-advisers. Certain qualified investors in addition to a Fund may invest in the Portfolios. Occasionally, communications to shareholders may contain the views of the investment adviser as to current market, economic, trade and interest rate trends, as well as legislative, regulatory and monetary developments, and may include investment strategies and related matters believed to be of relevance to a Fund.

         Advertisements for the Vista Funds may include references to the asset size of other products made available by the adviser, such as the offshore assets of other Funds.

                      INVESTMENT POLICIES AND RESTRICTIONS

                               Investment Policies

         The Prospectuses set forth the various investment policies applicable to each Fund and Portfolio, if applicable. For descriptions of the securities ratings of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") and Fitch Investors Service, Inc. ("Fitch"), see Appendix B.

         U.S. Government Securities. U.S. Government Securities include (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years) and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow any amount listed to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality or (d) the credit of the agency or instrumentality. Agencies and instrumentalities of the U.S. Government include but are not limited to: Federal Land Banks, Federal Financing Banks, Banks for Cooperative,s Federal Intermediate Credit Banks, Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, United States Postal Service, Chrysler Corporate Loan Guarantee Board, Small Business Administration, Tennessee Valley Authority and any other enterprise established or sponsored by the U.S. Government. Certain U.S. Government Securities, including U.S. Treasury bills, notes and bonds, Government National Mortgage Association certificates and Federal Housing Administration debentures, are supported by the full faith and credit of the United States. Other U.S. Government Securities are issued or guaranteed by Federal agencies or government sponsored enterprises and are not supported by the full faith and credit of the United States. These securities include obligations that are supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of Federal Home Loan Banks, and obligations that are supported by the creditworthiness of the particular instrumentality, such as obligations of Federal National Mortgage Association or Federal Home Loan Mortgage Corporation. For a description of certain obligations issued or guaranteed by U.S. Government agencies or instrumentalities, see Appendix A.

         Specialized Kinds of Governmental Agency Securities. In addition, certain U.S. Government agencies issue specialized types of securities, such aa guaranteed notes of the Small Business Administration, Federal Aviation Administration, department of Defense, Bureau of Indian Affairs and Private Export Funding Corporation, which often provide higher yields that are available form the more common types of government-backed instruments. However, such specialized instruments may only be available form a few source,s in limited amounts, or only in very large denominations; they may also required specialized capability in yields, the limited-activity markets of many of these securities means that, if a Fund were required to liquidate any of them, it might not be able to do so advantageously; accordingly, each Fund investing in such securities normally to hold such securities to maturity or pursuant to repurchase agreements, and would treat such securities (including repurchase agreements maturing in more than seven days) as illiquid for purposes of its limitation on investment in illiquid securities.

         Bank Obligations -- Investments in bank obligations are limited to those of U.S. banks (including their foreign branches) which have total assets at the time of purchase in excess of $1 billion and the deposits of which are insured by either the Bank Insurance Fund or the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation, and foreign banks (including their U.S. branches) having total assets in excess of $10 billion.

         Bank obligations include negotiable certificates of deposit, bankers' acceptances, fixed time deposits and deposit notes. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of United States banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Fixed time deposits subject to withdrawal penalties and with respect to which a Fund or Portfolio cannot realize the proceeds thereon within seven days are deemed "illiquid" for the purposes of its restriction on investments in illiquid securities. Deposit notes are notes issued by commercial banks which generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

         Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Investors should also be aware that securities of foreign banks and foreign branches of United States banks may involve foreign investment risks in addition to those relating to domestic bank obligations.

         Depositary Receipts -- A Fund or Portfolio will limit its investment in Depository Receipts not sponsored by the issuer of the underlying security to no more than 5% of the value of its net assets (at the time of investment). A purchaser of an unsponsored Depositary Receipt may not have unlimited voting rights and may not receive as much information about the issuer of the underlying securities as with a sponsored Depositary Receipt.

         Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

         ECU Obligations. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies. The Trustees do not believe that such adjustments will adversely affect holders of ECU-denominated securities or the marketability of such securities.

         Supranational Obligations. Supranational organizations include organizations such as The World Bank, which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations of the Asian and Pacific regions.

         Repurchase Agreements -- A Fund or Portfolio will enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers believed creditworthy, and only if fully collateralized by securities in which such Fund or Portfolio is permitted to invest. Under the terms of a typical repurchase agreement, a Fund or Portfolio would acquire an underlying instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase the instrument and the Fund or Portfolio to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's or Portfolio's holding period. This procedure results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements may be deemed under the 1940 Act to be loans collateralized by the underlying securities. All repurchase agreements entered into by a Fund or Portfolio will be fully collateralized at all times during the period of the agreement in that the value of the underlying security will be at least equal to the amount of the loan, including the accrued interest thereon, and the Fund or Portfolio or its custodian or sub-custodian will have possession of the collateral, which the Board of Trustees believes will give it a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been conclusively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by the Fund or Portfolio, but would only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, a Fund or Portfolio may suffer time delays and incur costs in connection with the disposition of the collateral. The Board of Trustees believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by a Fund or Portfolio. Repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by a Tax Free Fund. Repurchase agreements maturing in more than seven days are treated as illiquid for purposes of the Funds' and Portfolios' restrictions on purchases of illiquid securities. Repurchase agreements are also subject to the same risks described below with respect to stand-by commitments.

         Reverse Repurchase Agreements. Reverse Repurchase Agreements involve the sale of securities held by a Fund or Portfolio with an agreement to repurchase the securities at an agreed upon price, date and interest payment. Reverse repurchase agreements are usually for seven days or less and cannot be repaid prior to their expiration dates. Reverse repurchase agreements involve the risk that the market value of the portfolio securities transferred may decline below the price at which the Fund or Portfolio is obliged to purchase the securities.

         Forward Commitments -- In order to invest a Fund's assets immediately, while awaiting delivery of securities purchased on a forward commitment basis, short-term obligations that offer same-day settlement and earnings will normally be purchased. When a commitment to purchase a security on a forward commitment basis is made, procedures are established consistent with the General Statement of Policy of the Securities and Exchange Commission concerning such purchases. Since that policy currently recommends that an amount of the respective Fund's or Portfolio's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, a separate account of the Fund or Portfolio consisting of cash, cash equivalents or high quality debt securities equal to the amount of the Fund's or Portfolio's commitments securities will be established at the Fund's or Portfolio's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market value. If the market value of such securities declines, additional cash, cash equivalents or highly liquid securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the respective Fund or Portfolio.

         Although it is not intended that such purchases would be made for speculative purposes, purchases of securities on a forward commitment basis may involve more risk than other types of purchases. Securities purchased on a forward commitment basis and the securities held in the respective Fund's or Portfolio's portfolio are subject to changes in value based upon the public's perception of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing securities on a forward commitment basis can involve the risk that the yields available in the market when the delivery takes place may actually be higher or lower than those obtained in the transaction itself. On the settlement date of the forward commitment transaction, the respective Fund or Portfolio will meet its obligations from then available cash flow, sale of securities held in the separate account, sale of other securities or, although it would not normally expect to do so, from sale of the forward commitment securities themselves (which may have a value greater or lesser than the Fund's or Portfolio's payment obligations). The sale of securities to meet such obligations may result in the realization of capital gains or losses.

         To the extent a Fund engages in forward commitment transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage, and settlement of such transactions will be within 90 days from the trade date.

         Floating and Variable Rate Securities; Participation Certificates --The Floating and variable rate securities in which certain Funds or Portfolios may be invested include participation certificates issued by a bank, insurance company or other financial institution, in variable rate securities owned by such institutions or affiliated organizations ("Participation Certificates"). A Participation Certificate gives a Fund or Portfolio an undivided interest in the variable rate security in the proportion that the Fund's or Portfolio's participation interest bears to the total principal amount of the security and provides the demand feature described below. Each Participation Certificate is backed by an irrevocable letter of credit or guaranty of a bank (which may be the bank issuing the Participation Certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the Participation Certificate) or insurance policy of an insurance company that the Board of Trustees of the Trust has determined meets the prescribed quality standards for a particular Fund or Portfolio.

         A Fund or Portfolio has the right to sell the Participation Certificate back to the institution and draw on the letter of credit or insurance on demand after the prescribed notice period, for all or any part of the full principal amount of the Fund's or Portfolio's participation interest in the security, plus accrued interest. The institutions issuing the Participation Certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the Participation Certificates were purchased by a Fund or Portfolio. The total fees generally range from 5% to 15% of the applicable prime rate or other short-term rate index. With respect to insurance, a Fund or Portfolio will attempt to have the issuer of the participation certificate bear the cost of the insurance, although the Funds and Portfolios retain the option to purchase insurance if necessary.

         The advisers have been instructed by the Board of Trustees to monitor continually the pricing, quality and liquidity of the variable rate securities held by the Funds and Portfolios, including the Participation Certificates, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Funds and Portfolios may subscribe. Although these instruments may be sold by a Fund or Portfolio, it is intended that they be held until maturity.

         Past periods of high inflation, together with the fiscal measures adopted to attempt to deal with it, have seen wide fluctuations in interest rates, particularly "prime rates" charged by banks. While the value of the underlying variable rate securities may change with changes in interest rates generally, the variable rate nature of the underlying variable rate securities should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed income securities. A Fund's or Portfolio's portfolio may contain variable rate securities on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such variable rate securities may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the variable rate securities is made in relation to movements of the applicable banks' "prime rates" or other short-term rate adjustment indices, the variable rate securities are not comparable to long-term fixed rate securities. Accordingly, interest rates on the variable rate securities may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

         The maturity of variable rate securities is deemed to be the longer of
(i) the notice period required before a Fund or Portfolio is entitled to receive payment of the principal amount of the security upon demand or (ii) the period remaining until the security's next interest rate adjustment.

         Zero Coupon, Payment-in-Kind and Stripped Obligations. The principal and interest components of United States Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of United States Treasury bills with comparable maturities.

         Zero coupon securities may be created when a dealer deposits a U.S. Treasury or federal agency security with a custodian and then sells the coupon payments and principal payment that will be generated by this security separately. Proprietary receipts, such as Certificates of Accrual on Treasury Securities, Treasury Investment Growth Receipts and generic Treasury Receipts, are examples of stripped U.S. Treasury securities separated into their component parts through such custodial arrangements.

         Zero coupon obligations are sold at a substantial discount from their value at maturity and, when held to maturity, their entire return, which consists of the amortization of discount, comes from the difference between their purchase price and maturity value. Because interest on a zero coupon obligation is not distributed on a current basis, the obligation tends to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying securities with similar maturities. The value of zero coupon obligations appreciates more than such ordinary interest-paying securities during periods of declining interest rates and depreciates more than such ordinary interest-paying securities during periods of rising interest rates. Under the stripped bond rules of the Internal Revenue Code of 1986, as amended, investments by a Fund or Portfolio in zero coupon obligations will result in the accrual of interest income on such investments in advance of the receipt of the cash corresponding to such income.

         Payment-in-kind ("PIK") bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments experience greater volatility in market value due to changes in interest rates than debt obligations which provide for regular payments of interest. A Fund or Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's or Portfolio's distribution obligations.

         Warrants and Rights -- Warrants basically are options to purchase equity securities at a specified price for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to but nominally have a short duration and are distributed directly by the issuer to shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

         Illiquid Securities. For purposes of its limitation on investments in illiquid securities, each Fund and Portfolio may elect to treat as liquid, in accordance with procedures established by the Board of Trustees, certain investments in restricted securities for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") and commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act.

         Stand-By Commitments. In a put transaction, a Fund or Portfolio acquires the right to sell a security at an agreed upon price within a specified period prior to its maturity date, and a stand-by commitment entitles a Fund or Portfolio to same-day settlement and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. Stand-by commitments are subject to certain risks, which include the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, the fact that the commitment is not marketable by a Fund or Portfolio, and that the maturity of the underlying security will generally be different from that of the commitment.

         Securities Lending. Although the Funds and Portfolios do not intend to engage in such activity in the ordinary course of business, each Fund and Portfolio is permitted to lend its securities to broker-dealers and other institutional investors in order to generate additional income. Such loans of portfolio securities may not exceed 30% of the value of a Fund's or Portfolio's total assets. In connection with such loans, a Fund or Portfolio will receive collateral consisting of cash, cash equivalents, U.S. Government securities or irrevocable letters of credit issued by financial institutions. Such collateral will be maintained at all times in an amount equal to at least 102% of the current market value plus accrued interest of the securities loaned. A Fund or Portfolio can increase its income through the investment of such collateral. A Fund or Portfolio continues to be entitled to the interest payable or any dividend-equivalent payments received on a loaned security and, in addition, receive interest on the amount of the loan. However, the receipt of any dividend-equivalent payments by a Fund or Portfolio on a loaned security from the borrower will not qualify for the dividends-received deduction. Such loans will be terminable at any time upon specified notice. A Fund or Portfolio might experience risk of loss if the institutions with which it has engaged in portfolio loan transactions breach their agreements with such Fund or Portfolio. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower experience financial difficulty. Loans will be made only to firms deemed by the advisers to be of good standing and will not be made unless, in the judgment of the advisers, the consideration to be earned from such loans justifies the risk.

        Additional Policies Regarding Derivative and Related Transactions

         Introduction. As explained more fully below, the Funds and Portfolios may employ derivative and related instruments as tools in the management of portfolio assets. Put briefly, a "derivative" instrument may be considered a security or other instrument which derives its value from the value or performance of other instruments or assets, interest or currency exchange rates, or indexes. For instance, derivatives include futures, options, forward contracts, structured notes and various over-the-counter instruments.

         Like other investment tools or techniques, the impact of using derivatives strategies or similar instruments depends to a great extent on how they are used. Derivatives are generally used by portfolio managers in three ways: First, to reduce risk by hedging (offsetting) an investment position. Second, to substitute for another security particularly where it is quicker, easier and less expensive to invest in derivatives. Lastly, to speculate or enhance portfolio performance. When used prudently, derivatives can offer several benefits, including easier and more effective hedging, lower transaction costs, quicker investment and more profitable use of portfolio assets. However, derivatives also have the potential to significantly magnify risks, thereby leading to potentially greater losses for a Fund or Portfolio.

         Each Fund and Portfolio may invest its assets in derivative and related instruments subject only to the Fund's or Portfolio's investment objective and policies and the requirement that the Fund or Portfolio maintain segregated accounts consisting of liquid assets, such as cash, U.S. Government securities, or other high-grade debt obligations (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under such instruments with respect to positions where there is no underlying portfolio asset so as to avoid leveraging the Fund or Portfolio.

         The value of some derivative or similar instruments in which the Funds and Portfolios may invest may be particularly sensitive to changes in prevailing interest rates or other economic factors, and--like other investments of the Funds and Portfolios--the ability of a Fund or Portfolio to successfully utilize these instruments may depend in part upon the ability of the advisers to forecast interest rates and other economic factors correctly. If the advisers inaccurately forecasts such factors and has taken positions in derivative or similar instruments contrary to prevailing market trends, the Funds and Portfolios could be exposed to the risk of a loss. The Funds and/or Portfolios may not employ any or all of the strategies described herein, and no assurance can be given that any strategy used will succeed.

         Set forth below is an explanation of the various derivatives strategies and related instruments the Funds and Portfolios may employ along with risks or special attributes associated with them. This discussion is intended to supplement the Funds' current prospectuses as well as provide useful information to prospective investors.

Risk Factors

         As explained more fully below and in the discussions of particular strategies or instruments, there are a number of risks associated with the use of derivatives and related instruments: There can be no guarantee that there will be a correlation between price movements in a hedging vehicle and in the portfolio assets being hedged. An incorrect correlation could result in a loss on both the hedged assets in a Fund or Portfolio and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. This risk is particularly acute in the case of "cross-hedges" between currencies. The advisers may inaccurately forecast interest rates, market values or other economic factors in utilizing a derivatives strategy. In such a case, a Fund or Portfolio may have been in a better position had it not entered into such strategy. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. In other words, hedging usually limits both potential losses as well as potential gains. Strategies not involving hedging may increase the risk to a Fund or Portfolio. Certain strategies, such as yield enhancement, can have speculative characteristics and may result in more risk to a Fund or Portfolio than hedging strategies using the same instruments.

         There can be no assurance that a liquid market will exist at a time when a Fund or Portfolio seeks to close out an option, futures contract or other derivative or related position. Many exchanges and boards of trade limit the amount of fluctuation permitted in option or futures contract prices during a single day; once the daily limit has been reached on particular contract, no trades may be made that day at a price beyond that limit. In addition, certain instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Finally, over-the-counter instruments typically do not have a liquid market. Lack of a liquid market for any reason may prevent a Fund or Portfolio from liquidating an unfavorable position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in these markets. In certain instances, particularly those involving over-the-counter transactions, forward contracts, foreign exchanges or foreign boards of trade, there is a greater potential that a counterparty or broker may default or be unable to perform on its commitments. In the event of such a default, a Fund or Portfolio may experience a loss. In transactions involving currencies, the value of the currency underlying an instrument may fluctuate due to many factors, including economic conditions, interest rates, governmental policies and market forces.

Specific Uses and Strategies

         Set forth below are explanations of various strategies involving derivatives and related instruments which may be used by a Fund or Portfolio.

         Options on Securities, Securities Indexes, Currencies and Debt Instruments. A Fund or Portfolio may PURCHASE, SELL or EXERCISE call and put options on: securities; securities indexes; currencies; or debt instruments.

         Although in most cases these options will be exchange-traded, the Funds and Portfolios may also purchase, sell or exercise over-the-counter options. Over-the-counter options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller. As such, over-the-counter options generally have much less market liquidity and carry the risk of default or nonperformance by the other party.

         One purpose of purchasing put options is to protect holdings in an underlying or related security against a substantial decline in market value. One purpose of purchasing call options is to protect against substantial increases in prices of securities a Fund or Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund or Portfolio may also use combinations of options to minimize costs, gain exposure to markets or take advantage of price disparities or market movements. For example, a Fund or Portfolio may sell put or call options it has previously purchased or purchase put or call options it has previously sold. These transactions may result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. A Fund or Portfolio may write a call or put option in order to earn the related premium from such transactions. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of a similar option.

         In addition to the general risk factors noted above, the purchase and writing of options involve certain special risks. During the option period, a Fund or Portfolio writing a covered call (i.e., where the underlying securities are held by the Fund or Portfolio) has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.

         If a put or call option purchased by a Fund or Portfolio is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, such Fund or Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund or Portfolio seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund or Portfolio may be unable to close out a position.

         Futures Contracts and Options on Futures Contracts. A Fund on Portfolio may purchase or sell: interest-rate futures contracts; stock index futures contracts; foreign currency futures contracts; futures contracts on specified instruments; and options on these futures contracts ("futures options").

         The futures contracts and futures options may be based on various securities in which the Funds and Portfolios may invest such as foreign currencies, certificates of deposit, Eurodollar time deposits, securities indices, economic indices (such as the Consumer Price Indices compiled by the U.S. Department of Labor) and other financial instruments and indices.

         These instruments may be used to hedge portfolio positions and transactions as well as to gain exposure to markets. For example, a Fund or Portfolio may sell a futures contract--or buy a futures option--to protect against a decline in value, or reduce the duration, of portfolio holdings. Likewise, these instruments may be used where a Fund or Portfolio intends to acquire an instrument or enter into a position. For example, a Fund or Portfolio may purchase a futures contract--or buy a futures option--to gain immediate exposure in a market or otherwise offset increases in the purchase price of securities or currencies to be acquired in the future. Futures options may also be written to earn the related premiums.

         When writing or purchasing options, the Funds and Portfolios may simultaneously enter into other transactions involving futures contracts or futures options in order to minimize costs, gain exposure to markets, or take advantage of price disparities or market movements. Such strategies may entail additional risks in certain instances. The Funds and Portfolios may engage in cross-hedging by purchasing or selling futures or options on a security or currency different from the security or currency position being hedged to take advantage of relationships between the two securities or currencies.

         Investments in futures contracts and options thereon involve risks similar to those associated with options transactions discussed above. The Funds and Portfolios will only enter into futures contracts or options or futures contracts which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system.

         Forward Contracts. A Fund or Portfolio may use foreign currency and interest-rate forward contracts for various purposes as described below.

         Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. The Funds and Portfolios may invest in securities denominated in foreign currencies and may, in addition to buying and selling foreign currency futures contracts and options on foreign currencies and foreign currency futures, enter into forward foreign currency exchange contracts to reduce the risks or otherwise take a position in anticipation of changes in foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency contract, a Fund or Portfolio "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund or Portfolio reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The effect on the value of a Fund or Portfolio is similar to selling securities denominated in one currency and purchasing securities denominated in another. Transactions that use two foreign currencies are sometimes referred to as "cross-hedges."

         A Fund or Portfolio may enter into these contracts for the purpose of hedging against foreign exchange risk arising from investments or anticipated investments in securities denominated in foreign currencies. A Fund or Portfolio may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

         A Fund or Portfolio may also use forward contracts to hedge against changes in interest-rates, increase exposure to a market or otherwise take advantage of such changes. An interest-rate forward contract involves the obligation to purchase or sell a specific debt instrument at a fixed price at a future date.

         Interest Rate and Currency Transactions. A Fund or Portfolio may employ currency and interest rate management techniques, including transactions in options (including yield curve options), futures, options on futures, forward foreign currency exchange contracts, currency options and futures and currency and interest rate swaps. The aggregate amount of a Fund's or Portfolio's net currency exposure will not exceed the total net asset value of its portfolio. However, to the extent that a Fund or Portfolio is fully invested while also maintaining currency positions, it may be exposed to greater combined risk.

         The Funds and Portfolios will only enter into interest rate and currency swaps on a net basis, i.e., the two payment streams are netted out, with the Fund or Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Interest rate and currency swaps do not involve the delivery of securities, the underlying currency, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate and currency swaps is limited to the net amount of interest or currency payments that a Fund or Portfolio is contractually obligated to make. If the other party to and interest rate or currency swap defaults, a Fund's or Portfolios's risk of loss consists of the net amount of interest or currency payments that the Fund or Portfolio is contractually entitled to receive. Since interest rate and currency swaps are individually negotiated, the Funds and Portfolios expect to achieve an acceptable degree of correlation between its portfolio investments and its interest rate or currency swap position.

         A Fund or Portfolio may hold foreign currency received in connection with investments in foreign securities when it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

         A Funds or Portfolio may purchase or sell without limitation as to a percentage of its assets forward foreign currency exchange contracts as another investment strategy when the advisers anticipate that the foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held by such Fund or Portfolio. In addition, a Fund or Portfolio may enter into forward foreign currency exchange contracts in order to protect against adverse changes in future foreign currency exchange rates. A Fund or Portfolio may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if its advisers believe that there is a pattern of correlation between the two currencies. Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. Dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund or Portfolio than if it had not entered into such contracts. The use of foreign currency forward contracts will not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on a Fund's or Portfolio's foreign currency denominated portfolio securities and the use of such techniques will subject the Fund or Portfolio to certain risks.

         The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund or Portfolio may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit a Fund's or Portfolio's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a Fund's or Portfolio's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Fund's or Portfolio's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Fund's or Portfolio's assets that are the subject of such cross-hedges are denominated.

         A Fund or Portfolio may enter into interest rate and currency swaps to the maximum allowed limits under applicable law. A Fund or Portfolio will typically use interest rate swaps to shorten the effective duration of its portfolio. Interest rate swaps involve the exchange by a Fund or Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies.

         Structured Products. A Fund or Portfolio may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of certain other investments. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("structured products") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured products to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured products is dependent on the extent of the cash flow on the underlying instruments. A Fund or Portfolio may invest in structured products which represent derived investment positions based on relationships among different markets or asset classes.

         A Fund or Portfolio may also invest in other types of structured products, including, among others, inverse floaters, spread trades and notes linked by a formula to the price of an underlying instrument. Inverse floaters have coupon rates that vary inversely at a multiple of a designated floating rate (which typically is determined by reference to an index rate, but may also be determined through a dutch auction or a remarketing agent) (the "reference rate"). As an example, inverse floaters may constitute a class of CMOs with a coupon rate that moves inversely to a designated index, such as LIBOR (London Interbank Offered Rate) or the Cost of Funds Index. Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. A spread trade is an investment position relating to a difference in the prices or interest rates of two securities where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities. When a Fund or Portfolio invests in notes linked to the price of an underlying instrument, the price of the underlying security is determined by a multiple (based on a formula) of the price of such underlying security. A structured product may be considered to be leveraged to the extent its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. Because they are linked to their underlying markets or securities, investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. Total return on the structured product is derived by linking return to one or more characteristics of the underlying instrument. Because certain structured products of the type in which a Fund or Portfolio may invest may involve no credit enhancement, the credit risk of those structured products generally would be equivalent to that of the underlying instruments. A Fund or Portfolio may invest in a class of structured products that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher yields and present greater risks than unsubordinated structured products. Although a Fund's or Portfolio's purchase of subordinated structured products would have similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of a Fund's or Portfolio's fundamental investment limitation related to borrowing and leverage.

         Certain issuers of structured products may be deemed to be "investment companies" as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, an investment in these structured products may be limited by the restrictions contained in the 1940 Act. Structured products are typically sold in private placement transactions, and there currently is no active trading market for structured products. As a result, certain structured products in which a Fund or Portfolio invests may be deemed illiquid and subject to its limitation on illiquid investments.

         Investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. In addition, because structured products are typically sold in private placement transactions, there currently is no active trading market for structured products.

         Mortgage-Backed Securities. A Fund or Portfolio may purchase mortgage-backed securities--i.e., securities representing an ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Mortgage loans included in the pool--but not the security itself-may be insured by the Government National Mortgage Association or the Federal Housing Administration or guaranteed by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Veterans Administration. Mortgage-backed securities provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. Although providing the potential for enhanced returns, mortgage-backed securities can also be volatile and result in unanticipated losses.

         The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of the principal invested far in advance of the maturity of the mortgages in the pool. The actual yield of a mortgage-backed security may be adversely affected by the prepayment of mortgages included in the mortgage pool underlying the security.

         A Fund or Portfolio may also invest in securities representing interests in collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs") and in pools of certain other asset-backed bonds and mortgage pass-through securities. Like a bond, interest and prepaid principal are paid, in most cases, semi-annually. CMOs are collateralized by portfolios of mortgage pass-through securities guaranteed by the U.S. Government, or U.S. Government-related, entities, and their income streams.

         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially protected against a sooner than desired return of principal because of the sequential payments.

         REMICs include governmental and/or private entities that issue a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. REMICs issued by private entities are not U.S. Government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer.

         The advisers expect that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. A Fund or Portfolio may also invest in debentures and other securities of real estate investment trusts. As new types of mortgage-related securities are developed and offered to investors, the Funds and Portfolios may consider making investments in such new types of mortgage-related securities.

         Other Asset-Backed Securities. A Fund or Portfolio may invest in asset-backed securities, including conditional sales contracts, equipment lease certificates and equipment trust certificates. The advisers expect that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future. Several types of asset-backed securities already exist, including, for example, "Certificates for Automobile Receivables[SM]" or "CARS[SM]" ("CARS"). CARS represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS are passed-through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the CARS trust. An investor's return on CARS may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the CARS trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, the failure of servicers to take appropriate steps to perfect the CARS trust's rights in the underlying loans and the servicer's sale of such loans to bona fide purchasers, giving rise to interests in such loans superior to those of the CARS trust, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted. A Fund or Portfolio also may invest in other types of asset-backed securities. In the selection of other asset-backed securities, the advisers will attempt to assess the liquidity of the security giving consideration to the nature of the security, the frequency of trading in the security, the number of dealers making a market in the security and the overall nature of the marketplace for the security.

Additional Restrictions on the Use of Futures and Option Contracts

         Regulations of the CFTC require that the Funds and Portfolios enter into transactions in futures contracts and options thereon for hedging purposes only, in order to assure that they are not deemed to be a "commodity pools" under such regulations. In particular, CFTC regulations require that all short futures positions be entered into for the purpose of hedging the value of securities held in a Fund's or Portfolio's portfolio, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained for a Fund or Portfolio, and accrued profits on such positions. In addition, a Fund or Portfolio may not purchase or sell such instruments if, immediately thereafter, the sum of the amount of initial margin deposits on its existing futures positions and premiums paid for options on futures contracts would exceed 5% of the market value of the Fund's or Portfolio's total assets.

         When a Fund or Portfolio purchases a futures contract, an amount of cash or cash equivalents or high quality debt securities will be deposited in a segregated account with such Fund's or Portfolio's custodian or sub-custodian so that the amount so segregated, plus the initial deposit and variation margin held in the account of its broker, will at all times equal the value of the futures contract, thereby insuring that the use of such futures is unleveraged.

         A Fund's or Portfolio's ability to engage in the transactions described herein may be limited by the current federal income tax requirement that a Fund or Portfolio derive less than 30% of its gross income from the sale or other disposition of stock or securities held for less than three months.

                             Investment Restrictions

         The Funds and Portfolios have adopted the following investment restrictions which may not be changed without approval by a "majority of the outstanding shares" of a Fund or Portfolio which, as used in this Statement of Additional Information, means the vote of the lesser of (i) 67% or more of the shares of a Fund or total beneficial interests of a Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund or total beneficial interests of a Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of a Fund or total beneficial interests of a Portfolio.

         Whenever the Trust is requested to vote on a fundamental policy of a Portfolio, the Trust will hold a meeting of shareholders of the Fund that invests in such Portfolio and will cast its votes as instructed by the shareholders of such Fund.

         With respect to the Global Fixed Income Fund and the International Equity Fund, it is a fundamental policy of each Fund that when the Fund holds no portfolio securities except interests in the Portfolio in which it invests, the Fund's investment objective and policies shall be identical to the Portfolio's investment objective and policies, except for the following: the Fund (1) may invest more than 5% of its assets in another issuer, (2) may, consistent with
Section 12 of the 1940 Act, invest in securities issued by other registered investment companies, (3) may invest more than 10% of its net assets in the securities of a registered investment company, (4) may hold more than 10% of the voting securities of a registered investment company, (5) will concentrate its investments in the investment company and (6) will not issue any senior security (as defined in the 1940 Act), except that (a) a Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) a Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (c) subject to the restrictions set forth below, a Fund may borrow money as authorized by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security. It is a fundamental investment policy of each Fund that when the Fund holds only portfolio securities other than interests in the Portfolio, the Fund's investment objective and policies shall be identical to the investment objective and policies of the Portfolio at the time the assets of the Fund were withdrawn from the Portfolio.

         Each Fund and Portfolio may not:

         (1) borrow money, except that each Fund and Portfolio may borrow money for temporary or emergency purposes, or by engaging in reverse repurchase transactions, in an amount not exceeding 33-1/3% of the value of its total assets at the time when the loan is made and may pledge, mortgage or hypothecate no more than 1/3 of its net assets to secure such borrowings. Any borrowings representing more than 5% of total assets must be repaid before the Fund or Portfolio may make additional investments;

         (2) make loans, except that each Fund and Portfolio may: (i) purchase and hold debt instruments (including without limitation, bonds, notes, debentures or other obligations and certificates of deposit, bankers' acceptances and fixed time deposits) in accordance with its investment objectives and policies; (ii) enter into repurchase agreements with respect to portfolio securities; and (iii) lend portfolio securities with a value not in excess of one-third of the value of its total assets;

         (3) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund's or Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry. Notwithstanding the foregoing, with respect to a Fund's or Portfolio's permissible futures and options transactions in U.S. Government securities, positions in such options and futures shall not be subject to this restriction;

         (4) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments but this shall not prevent a Fund or Portfolio from (i) purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities or (ii) engaging in forward purchases or sales of foreign currencies or securities;

         (5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund or Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by a Fund or Portfolio in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded;

         (6) issue any senior security (as defined in the 1940 Act), except that
         (a) a Fund or Portfolio may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) a Fund or Portfolio may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (c) subject to the restrictions set forth above, a Fund or Portfolio may borrow money as authorized by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security; or

         (7) underwrite securities issued by other persons except insofar as a Fund or Portfolio may technically be deemed to be an underwriter under the Securities Act of 1933 in selling a portfolio security.

         For purposes of investment restriction (5) above, real estate includes Real Estate Limited Partnerships. For purposes of investment restriction (3) above, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."

         In addition, each Fund and Portfolio is subject to the following nonfundamental restrictions which may be changed without shareholder approval:

         (1) Each Fund and Portfolio may not, with respect to 50% of its assets, hold more than 10% of the outstanding voting securities of an issuer.

         (2) Each Fund and Portfolio may not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of a Fund or Portfolio.

         (3) Each Fund and Portfolio may not purchase or sell interests in oil, gas or mineral leases.

         (4) Each Fund and Portfolio may not invest more than 15% of its net assets in illiquid securities.

         (5) Each Fund and Portfolio may not write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (i) the writing, purchasing or selling of puts, calls or combinations thereof with respect to portfolio securities or (ii) with respect to a Fund's or Portfolio's permissible futures and options transactions, the writing, purchasing, ownership, holding or selling of futures and options positions or of puts, calls or combinations thereof with respect to futures.

         (6) Each Fund and Portfolio may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies.

         Notwithstanding any other investment policy or restriction, each Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund.

         It is the Trust's position that proprietary strips, such as CATS and TIGRS, are United States Government securities. However, the Trust has been advised that the staff of the Securities and Exchange Commission's Division of Investment Management does not consider these to be United States Government securities, as defined under the Investment Company Act of 1940, as amended.

         For purposes of the Funds' and Portfolios' investment restrictions, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security.

         In order to permit the sale of its shares in certain states, a Fund or Portfolio may make commitments more restrictive than the investment policies and limitations described above and in the Prospectus. Should a Fund or Portfolio determine that any such commitment is no longer in its best interests, it will revoke the commitment by terminating sales of its shares in the state involved.

         In order to comply with certain federal and state statutes and regulatory policies, as a matter of operating policy, each Fund and Portfolio will not: (i) invest more than 5% of its assets in companies which, including predecessors, have a record of less than three years' continuous operation, (ii) invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of its net assets, and no more than 2% of such value may be warrants which are not listed on the New York or American Stock Exchanges, or (iii) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or Portfolio, or is an officer or director of the adviser, if after the purchase of the securities of such issuer by the Fund or Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value.

         If a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by a Fund or Portfolio will not be considered a violation. If the value of a Fund's or Portfolio's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

                 Portfolio Transactions and Brokerage Allocation

         Specific decisions to purchase or sell securities for a Fund or Portfolio are made by a portfolio manager who is an employee of the adviser or sub-adviser and who is appointed and supervised by senior officers of the adviser or sub-adviser. Changes in a Fund's or Portfolios' investments are reviewed by the Board of Trustees of the Trust or Portfolio. The portfolio managers may serve other clients of the advisers in a similar capacity.

         The frequency of portfolio transactions -- the portfolio turnover rate -- will vary from year to year depending upon market conditions. Because a high turnover rate may increase a Fund's or Portfolio's transaction costs and the possibility of taxable short-term gains, the advisers will weigh the added costs of short-term investment against anticipated gains.

         The portfolio turnover rate for the Global Fixed Income Portfolio and the International Equity Portfolio for the period December 31, 1992 (commencement of operations) to October 31, 1993 was 456% and 39%, respectively. For the fiscal year ended October 31, 1994, the portfolio turnover rates were 345% and 84%, respectively. For the fiscal year ended October 31, 1995, the
portfolio turnover rates were [     ] and [     ], respectively.

         Under the Advisory Agreement and the Sub-Advisory Agreements, the adviser and sub-advisers shall use their best efforts to seek to execute portfolio transactions at prices which, under the circumstances, result in total costs or proceeds being the most favorable to the Funds and Portfolios. In assessing the best overall terms available for any transaction, the adviser and sub-advisers consider all factors they deem relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, research services provided to the adviser or sub-advisers, and the reasonableness of the commissions, if any, both for the specific transaction and on a continuing basis. The adviser and sub-advisers are not required to obtain the lowest commission or the best net price for any Fund on any particular transaction, and are not required to execute any order in a fashion either preferential to any Fund relative to other accounts they manage or otherwise materially adverse to such other accounts. Debt securities are traded principally in the over-the-counter market through dealers acting on their own account and not as brokers. In the case of securities traded in the over-the-counter market (where no stated commissions are paid but the prices include a dealer's markup or markdown), the advisers normally seeks to deal directly with the primary market makers unless, in their opinion, best execution is available elsewhere. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to the advisers on the tender of the Funds' or Portfolio's portfolio securities in so-called tender or exchange offers. Such soliciting dealer fees are in effect recaptured for the Funds and Portfolios by the advisers. At present, no other recapture arrangements are in effect.

         Under the Advisory and Sub-Advisory Agreements and as permitted by
Section 28(e) of the Securities Exchange Act of 1934, the adviser or sub-advisers may cause the Funds and Portfolios to pay a broker-dealer which provides brokerage and research services to the adviser or sub-advisor, the Funds or Portfolios and/or other accounts for which they exercise investment discretion an amount of commission for effecting a securities transaction for the Funds and Portfolios in excess of the amount other broker-dealers would have charged for the transaction if they determine in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or their overall responsibilities to accounts over which they exercise investment discretion. Not all of such services are useful or of value in advising the Funds and Portfolios. The adviser and sub-advisers report to the Board of Trustees regarding overall commissions paid by the Funds and Portfolios and their reasonableness in relation to the benefits to the Funds and Portfolios.

         The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

         Broker-dealers may be willing to furnish statistical, research and other factual information or services ("Research") to the advisers for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold through such broker-dealers, but at present, unless otherwise directed by the Funds or Portfolios, a commission higher than one charged elsewhere will not be paid to such a firm solely because it provided Research to the advisers.

         The advisers' investment management personnel will attempt to evaluate the quality of Research provided by brokers. Results of this effort are sometimes used by the advisers as a consideration in the selection of brokers to execute portfolio transactions. However, the advisers may be unable to quantify the amount of commissions which are paid as a result of such Research because a substantial number of transactions are effected through brokers which provide Research but which are selected principally because of their execution capabilities.

         The management fees that the Funds and Portfolios pay to the adviser will not be reduced as a consequence of the advisers' receipt of brokerage and research services. To the extent the Funds' or Portfolios' portfolio transactions are used to obtain such services, the brokerage commissions paid by the Funds and Portfolios will exceed those that might otherwise be paid, by an amount which cannot be presently determined. Such services generally would be useful and of value to the advisers in serving one or more of the Funds and Portfolios and other clients and, conversely, such services obtained by the placement of brokerage business of other clients generally would be useful to the advisers in carrying out their obligations to the Funds and Portfolios. While such services are not expected to reduce the expenses of the advisers, the advisers would, through use of the services, avoid the additional expenses which would be incurred if they should attempt to develop comparable information through their own staffs.

         In certain instances, there may be securities that are suitable for one or more of the Funds and Portfolios as well as one or more of the advisers' other clients. Investment decisions for the Funds and Portfolios and for the advisers' other clients are made with a view to achieving their respective investment objectives. It may develop that the same investment decision is made for more than one client or that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more Funds or Portfolios or other clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Funds or Portfolios are concerned. However, it is believed that the ability of the Funds and Portfolios to participate in volume transactions will generally produce better executions for the Funds and Portfolios.

         For the period December 31, 1993 (commencement of operations) to October 31, 1993, and the fiscal year ended October 31, 1994, the International Equity Portfolio paid brokerage commissions of $100,779.76 and $285,576.81, respectively.

                             PERFORMANCE INFORMATION

         From time to time, a Fund may use hypothetical investment examples and performance information in advertisements, shareholder reports or other communications to shareholders. Because such performance information is based on past investment results, it should not be considered as an indication or representation of the performance of any classes of a Fund in the future. From time to time, the performance and yield of classes of a Fund may be quoted and compared to those of other mutual funds with similar investment objectives, unmanaged investment accounts, including savings accounts, or other similar products and to stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund or its classes may be compared to data prepared by Lipper Analytical Services, Inc. or Morningstar Mutual Funds on Disc, widely recognized independent services which monitor the performance of mutual funds. Performance and yield data as reported in national financial publications including, but not limited to, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in local or regional publications, may also be used in comparing the performance and yield of a Fund or its classes. Additionally, a Fund may, with proper authorization, reprint articles written about such Fund and provide them to prospective shareholders.

         A Fund may provide period and average annual "total rates of return." The "total rate of return" refers to the change in the value of an investment in a Fund over a period (which period shall be stated in any advertisement or communication with a shareholder) based on any change in net asset value per share including the value of any shares purchased through the reinvestment of any dividends or capital gains distributions declared during such period. For Class A shares, the average annual total rate of return figures will assume payment of the maximum initial sales load at the time of purchase. For Class B shares, the average annual total rate of return figures will assume deduction of the applicable contingent deferred sales charge imposed on a total redemption of shares held for the period. One-, five-, and ten-year periods will be shown, unless the class has been in existence for a shorter-period.

         Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the yields and the net asset values of the classes of shares of a Fund will vary based on interest rates, the current market value of the securities held by a Fund and changes in the Fund's expenses. The advisers, Shareholder Servicing Agents, the Administrator, the Distributor and other service providers may voluntarily waive a portion of their fees on a month-to-month basis. In addition, the Distributor may assume a portion of a Fund's operating expenses on a month-to-month basis. These actions would have the effect of increasing the net income (and therefore the yield and total rate of return) of the classes of shares of a Fund during the period such waivers are in effect. These factors and possible differences in the methods used to calculate the yields and total rates of return should be considered when comparing the yields or total rates of return of the classes of shares of a Fund to yields and total rates of return published for other investment companies and other investment vehicles (including different classes of shares). The Trust is advised that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding the Shareholder Servicing Agent fees received, which will have the effect of increasing the net return on the investment of customers of those Shareholder Servicing Agents. Such customers may be able to obtain through their Shareholder Servicing Agents quotations reflecting such increased return.

                              Total Rate of Return

         A Fund's or class' total rate of return for any period will be calculated by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price per share on the first day of such period, and (b) subtracting 1 from the result. Any annualized total rate of return quotation will be calculated by (x) adding 1 to the period total rate of return quotation as calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

         For the period December 31, 1992 (commencement of operations) through October 31, 1994, and for the fiscal year ended October 31, 1994, the average annual total rates of return are listed below:

                                              12/31/92                 Year-
                                              through                  ended
A Shares:                                     10/31/94                 10/31/94
-------------------------------------------------------------------------------
Vista Global Fixed Income Fund -              4.23%                   (0.66%)
Vista International Equity Fund -             12.28%                   4.61%

         Had the maximum sales charges of 4.50% and 4.75% been in effect, the total rates of return would have been:

                                               12/31/92                 Year-
                                               through                  ended
A Shares:                                      10/31/94                 10/31/94
--------------------------------------------------------------------------------
Vista Global Fixed Income Fund -               1.64%                    (5.13%)
Vista International Equity Fund -              9.34%                    (0.36%)

         For the period November 4, 1993 (commencement of offering of shares) through October 31, 1994, the average annual total rates of return are listed below:

                                                              11/4/93
                                                              through
B Shares:                                                     10/31/94
----------------------------------------------------------------------
Vista Global Fixed Income Fund -                              (0.51%)
Vista International Equity Fund -                              5.14%

         Had the Maximum Contingent Deferred Sales Charge been imposed, the total rates of return would have been:

                                                              11/4/93
                                                              through
B Shares:                                                     10/31/94
----------------------------------------------------------------------
Vista Global Fixed Income Fund -                              (5.54%)
Vista International Equity Fund -                             (0.17%)

         The Funds may also from time to time include in advertisements or other communications a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of a Fund with other measures of investment return.

                                Yield Quotations

         Any current "yield" quotation for a class of shares shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a thirty calendar day period and shall be calculated by (a) raising to the sixth power the sum of 1 plus the quotient obtained by dividing the Fund's net investment income earned during the period by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends and the maximum offering price per share on the last day of the period, (b) subtracting 1 from the result, and (c) multiplying the result by 2.

         The yield of the Class A shares of the Global Fixed Income Fund and the International Equity Fund as of October 31, 1994 was 3.57% and 0.00%, respectively. The yield of the Class B shares of those Funds was 3.11% and 0.00%, respectively.

                      Non-Standardized Performance Results

         The table below reflects the net change in the value of an assumed initial investment of $10,000 in the Fund for the period from the commencement date of business for each Fund, with values reflecting an assumption that capital gain distributions and income dividends, if any, have been accepted in additional Shares. From time to time, the Funds will provide these performance results in addition to the total rate of return quotations required by the Securities and Exchange Commission. As discussed more fully in the Prospectus, neither these performance results, nor total rate of return quotations, should be considered as representative of the performance of the Funds in the future. These factors and the possible differences in the methods used to calculate performance results and total rates of return should be considered when comparing such performance results and total rate of return quotations of the Funds with those published for other investment companies and other investment vehicles.

A Shares -

Dec. 31, 1992              Value of                 Value of               Value
through                    Initial $10,000          Capital Gains          Reinvested       Total
October 31 1994            Investment               Distributions          Dividends        Value
---------------            ----------               -------------          ---------        -----
Vista Global Fixed
 Income Fund               $10,200.00                   -0-                $588.78           $10,788.78


                                                                             22

Vista International
 Equity Fund                12,364.98                   $54.98                 -0-           12,364.98

         Had the maximum sales charge of 4.50% and 4.75%, for the Vista Global Fixed Income Fund and Vista International Equity Fund, respectively been in effect, the figures for the same period would have been as follows:

Dec. 31, 1992                       Value of                  Value of                  Value
through                             Initial $10,000           Capital Gains             Reinvested                Total
October 31, 1994                    Investment                Distributions             Dividends                 Value
----------------                    ----------                -------------             ---------                 -----
Vista Global Fixed
  Income Fund                       $9,741.00                     -0-                    $562.28                   $10,303.28

Vista International
  Equity Fund                         11,725.28                  $52.37                     -0-                      1,777.65
---------------------------------------------------------------------------
B Shares -

Nov. 4, 1993                        Value of                  Value of                  Value
through                             Initial $10,000           Capital Gains             Reinvested                Total
October 31, 1994                    Investment                Distributions             Dividends                 Value
----------------                    ----------                -------------             ---------                 -----
Vista Global Fixed
  Income Fund                       $9,723.28                     -0-                    $225.90                   $ 9,949.18

Vista International
  Equity Fund                         10,461.93                  $46.69                     -0-                     10,508.62

                        DETERMINATION OF NET ASSET VALUE

         As of the date of this Statement of Additional Information, the New York Stock Exchange is open for trading every weekday except for the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order.

          Equity securities are valued at the last sale price on the exchange on which they are primarily traded or on the NASDAQ National Market System, or at the last quoted bid price for securities in which there were no sales during the day or for other unlisted (over-the-counter) securities. Bonds and other fixed income securities (other than short-term obligations, but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Fund or Portfolios' Boards of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations which mature in 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Fund or Portfolios' Boards of Trustees. Futures and option contracts that are traded on commodities or securities exchanges are normally valued at the settlement price on the exchange on which they are traded. Portfolio securities (other than short-term obligations) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund or Portfolios' Boards of Trustees.

         Interest income on long-term obligations is determined on the basis of interest accrued plus amortization of discount (generally, the difference between coupon acquisition price and stated redemption price at maturity) and premiums (generally, the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest and discount accrued less amortization of premium.

                       PURCHASES, REDEMPTION AND EXCHANGES

         The Fund has established certain procedures and restrictions, subject to change from time to time, for purchase, redemption, and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. The Fund's Transfer Agent may defer acting on a shareholder's instructions until it has received them in proper form. In addition, the privileges described in this Prospectus are not available until a completed and signed account application has been received by the Transfer Agent. Telephone transaction privileges are made available to shareholders automatically upon opening an account unless the privilege is declined in section 6 of the Account Application.

         Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing, exchanging, or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest account application or as otherwise properly specified to the Fund in writing.

         The Trust, on behalf of each Fund, and each Portfolio, reserve the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part in readily marketable securities chosen by the Trust, or the Fund, as the case may be, and valued as they are for purposes of computing the Fund's net asset value, as the case may be (a redemption in kind). If payment is made in securities, an investor, including the Fund, may incur transaction expenses in converting these securities into cash.

         The Trust will redeem Fund shares in kind only if it has received a redemption in kind from the corresponding Fund and therefore shareholders of the Fund that receive redemptions in kind will receive portfolio securities of such Fund or Portfolio and in no case will they receive a security issued by the Fund or Portfolio. Each Fund and Portfolio has advised the Trust that the Fund or Portfolio will not redeem in kind except in circumstances in which the corresponding Fund is permitted to redeem in kind or unless requested by the corresponding Fund.

         Each investor in a Portfolio, including the corresponding Fund, may add to or reduce its investment in the Portfolio on each day that the New York Stock Exchange is open for business. As of 4:00 p.m. (Eastern time) on each such day, the value of each investor's interest in a Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or reductions which are to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in a Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Fund as of 4:00 p.m. on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the Portfolio effected on such day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 4:00 p.m. on such day plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate investments in the Portfolio by all investors in the Fund or Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Fund or Portfolio as of 4:00 p.m. on the following day the New York Stock Exchange is open for trading.

         Investors in Class A shares may qualify for reduced initial sales charges by signing a statement of intention (the "Statement"). This enables the investor to aggregate purchases of Class A shares in the Fund with purchases of Class A shares of any other fund in the Trust (or if a Fund has only one class, shares of such fund), including shares of any Vista money market Fund, acquired by exchange, during a 13-month period. The sales charge is based on the total amount to be invested in Class A shares during the 13-month period. All Class A or other qualifying shares of these Funds currently owned by the investor will be credited as purchases (at their current offering prices on the date the Statement is signed) toward completion of the Statement. A 90-day back-dating period can be used to include earlier purchases at the investor's cost. The 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the Statement. A shareholder must notify the Transfer Agent or Distributor whenever a purchase is being made pursuant to a Statement.

         Under the Exchange Privilege, shares may be exchanged for shares of another fund only if shares of the fund exchanged into are registered in the state where the exchange is to be made. Shares of a Fund may only be exchanged into another fund if the account registrations are identical. With respect to exchanges from any Vista money market fund, shareholders must have acquired their shares in such money market fund by exchange from one of the Vista new-money market funds or the exchange will be done at relative net asset value plus the appropriate sales charge. Any such exchange may create a gain or loss to be recognized for federal income tax purposes. Normally, shares of the fund to be acquired are purchased on the redemption date, but such purchase may be delayed by either fund for up to five business days if a fund determines that it would be disadvantaged by an immediate transfer of the proceeds.

         The contingent deferred sales charge for Class B shares will be waived for certain exchanges and for redemptions in connection with the Fund's systematic withdrawal plan. In addition, subject to confirmation of a shareholder's status, the contingent deferred sales charge will be waived for:
(i) a total or partial redemption made within one year of the death of the shareholder; (ii) a redemption in connection with a Minimum Required Distribution form an IRA, Keogh or custodial account under section 403(b) of the Internal Revenue Code, (iii) redemptions made from an IRA, Keogh or custodial account under section 403(b) of the Internal Revenue Code through an established Systematic Redemption Plan, as described on page 10; (iv) distributions from a qualified plan upon retirement; (v) a redemption resulting from an over-contribution to an IRA; and (vi) a redemption of an account balance under $500.

         Class B shares automatically convert to Class A shares (and thus are then subject to the lower expenses borne by Class A shares) after a period of time specified below has elapsed since the date of purchase (the "CDSC Period"), together with the pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares attributable to the Class B shares then converting. The conversion of Class B shares purchased on or after May 6, 1996, will be effected at the relative net asset values per share of the two classes on the first business day of the month following the eighth anniversary of the original purchase. The conversion of Class B shares purchased prior to May 6, 1996, will be effected at the relative net asset values per share of the two classes on the first business day of the month following the seventh anniversary of the original purchase. If any exchanges of Class B shares during the CDSC Period occurred, the holding period for the shares exchanged will be counted toward the CDSC Period. At the time of the conversion the net asset value per share of the Class A shares may be higher or lower than the net asset value per share of the Class B shares; as a result, depending on the relative net asset values per share, a shareholder may receive fewer or more Class A shares than the number of Class B shares converted. Due to the conversion feature of Class B shares, certificates will not be issued and all shares will be held in book entry form.

                                   TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the respective Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

Qualification as a Regulated Investment Company

         Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, a Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its "investment company taxable income" (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement. Because a Fund invests all of its assets in the Portfolio which will be classified as a partnership for federal income tax purposes, the Fund will be deemed to own a proportionate share of the income of the Portfolio for purposes of determining whether the Fund satisfies the Distribution Requirement and the other requirements necessary to qualify as a regulated investment company (e.g., Income Requirement (hereinafter defined), etc.).

         In addition to satisfying the Distribution Requirement, a regulated investment company must (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). However, foreign currency gains, including those derived from options, futures and forwards, will not in any event be characterized as Short-Short Gain if they are directly related to the regulated investment company's investments in stock or securities (or options or futures thereon). Because of the Short-Short Gain Test, a Fund may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent a Fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded for this purpose. Interest (including original issue discount) received by a Fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of the Short-Short Gains Test. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

         In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, except for regulated futures contracts or non-equity options subject to Code Section 1256, will generally be treated as ordinary income or loss.

         Further, the Code also treats as ordinary income, a portion of the capital gain attributable to a transaction where substantially all of the return realized is attributable to the time value of a Fund's net investment in the transaction and: (1) the transaction consists of the acquisition of property by a Fund and a contemporaneous contract to sell substantially identical property in the future; (2) the transaction is a straddle within the meaning of Section 1092 of the Code; (3) the transaction is one that was marketed or sold to the Fund on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (4) the transaction is described as a conversion transaction in the Treasury Regulations. The amount of the gain recharacterized generally will not exceed the amount of the interest that would have accrued on the net investment for the relevant period at a yield equal to 120% of the federal long-term, mid-term, or short-term rate, depending upon the type of instrument at issue, reduced by an amount equal to: (1) prior inclusions of ordinary income items from the conversion transaction; and (2) the capitalized interest on acquisition indebtedness under Code Section 263 (g). Built-in losses will be preserved where a Fund has a built-in loss with respect to property that becomes a part of a conversion transaction. No authority exists that indicates that the converted character of the income will not be passed to a Fund's shareholders.

         In general, for purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (1) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by a Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and the Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto) or (3) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. However, for purposes of the Short-Short Gain Test, the holding period of the asset disposed of may be reduced only in the case of clause (1) above. In addition, a Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

         Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by the Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss. For purposes of the Short-Short Gain Test, the holding period of an option written by the Fund will commence on the date it is written and end on the date it lapses or the date a closing transaction is entered into. Accordingly, a Fund may be limited in its ability to write options which expire within three months and to enter into closing transactions at a gain within three months of the writing of options.

         Transactions that may be engaged in by a Fund (such as regulated futures contracts, certain foreign currency contracts, and options on stock indexes and futures contracts) will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer's obligations (or rights) under such contracts have not terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of to such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is taken into account for the taxable year together with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. Any capital gain or loss for the entire taxable year with respect to
Section 1256 contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such contracts) is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. A Fund, however, may elect not to have this special tax treatment apply to Section 1256 contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 contracts. The Internal Revenue Service (the "IRS") has held in several private rulings that gains arising from Section 1256 contracts will be treated for purposes of the Short-Short Gain Test as being derived from securities held for not less than three months if the gains arise as a result of a constructive sale under Code Section 1256.

         A Fund may enter into notional principal contracts, including interest rate swaps, caps, floors and collars. Under Treasury Regulations, in general, the net income or deduction from a notional principal contract for a taxable year is included in or deducted from gross income for that taxable year. The net income or deduction from a notional principal contract for a taxable year equals the total of all of the periodic payments (generally, payments that are payable or receivable at fixed periodic intervals of one year or less during the entire term of the contract) that are recognized from that contract for the taxable year and all of the non-periodic payments (including premiums for caps, floors and collars) that are recognized from that contract for the taxable year. No portion of a payment by a party to a notional principal contract is recognized prior to the first year to which any portion of a payment by the counterparty relates. A periodic payment is recognized ratably over the period to which it relates. In general, a non-periodic payment must be recognized over the term of the notional principal contract in a manner that reflects the economic substance of the contract. A non-periodic payment that relates to an interest rate swap, cap, floor or collar shall be recognized over the term of the contract by allocating it in accordance with the values of a series of cash-settled forward or option contracts that reflect the specified index and notional principal amount upon which the notional principal contract is based under an alternative method contained in the proposed regulations.

         A Fund may purchase securities of certain foreign investment funds or trusts which constitute passive foreign investment companies ("PFICs") for federal income tax purposes. If a Fund invests in a PFIC, it may elect to treat the PFIC as a qualifying electing fund (a "QEF") in which event the Fund will each year have ordinary income equal to its pro rata share of the PFIC's ordinary earnings for the year and long-term capital gain equal to its pro rata share of the PFIC's net capital gain for the year, regardless of whether the Fund receives distributions of any such ordinary earnings or net capital gain from the PFIC. If a Fund does not (because it is unable to, chooses not to or otherwise) elect to treat the PFIC as a QEF, then in general (1) any gain recognized by the Fund upon sale or other disposition of its interest in the PFIC or any excess distribution received by the Fund from the PFIC will be allocated ratably over the Fund's holding period of its interest in the PFIC,
(2) the portion of such gain or excess distribution so allocated to the year in which the gain is recognized or the excess distribution is received shall be included in the Fund's gross income for such year as ordinary income (and the distribution of such portion by the Fund to shareholders will be taxable as an ordinary income dividend, but such portion will not be subject to tax at the Fund level), (3) a Fund shall be liable for tax on the portions of such gain or excess distribution so allocated to prior years in an amount equal to, for each such prior year, (i) the amount of gain or excess distribution allocated to such prior year multiplied by the highest tax rate (individual or corporate) in effect for such prior year plus (ii) interest on the amount determined under clause (i) for the period from the due date for filing a return for such prior year until the date for filing a return for the year in which the gain is recognized or the excess distribution is received at the rates and methods applicable to underpayments of tax for such period, and (4) the distribution by a Fund to shareholders of the portions of such gain or excess distribution so allocated to prior years (net of the tax payable by the Fund thereon) will again be taxable to the shareholders as an ordinary income dividend.

         Under proposed Treasury Regulations issued in 1992 (but not yet effective), a Fund could elect to recognize as gain the excess as of the last day of its taxable year, of the fair market value of each share of PFIC stock over the Fund's adjusted tax basis in that share ("mark-to-market gain"). Such mark-to-market gain will be included by the Fund as ordinary income, such gain will not be subject to the Short-Short Gain Test, and the Fund's holding period with respect to such PFIC stock commences on the first day of the next taxable year. If the Fund makes such election in the first taxable year it holds PFIC stock, the Fund will include ordinary income from any mark-to-market gain, if any, and will not incur the tax described in the previous paragraph.

         Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

         In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security, not the issuer of the option. However, with regard to forward currency contracts, there does not appear to be any formal or informal authority which identifies the issuer of such instrument. For purposes of asset diversification testing, obligations issued by or guaranteed by agencies and instrumentalities of the U.S. Government such as the Federal Agricultural Mortgage Corporation, the Farm Credit System Financial Assistance Corporation, a Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, the Government National Mortgage Corporation, and the Student Loan Marketing Association are treated as U.S. Government Securities.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

Excise Tax on Regulated Investment Companies

         A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Fund Distributions

         The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends-received deduction for corporate shareholders of the Funds.

         Dividends paid on Class A and Class B shares are calculated at the same time. In general, dividends on Class B shares are expected to be lower than those on Class A shares due to the higher distribution expenses borne by the Class B shares. Dividends may also differ between classes as a result of differences in other class specific expenses.

         A Fund may either retain or distribute to shareholders its net realized capital gain for each taxable year. The Funds currently intend to distribute any such amounts. If net realized capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares.

         Conversely, if a Fund elects to retain its net realized capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain its net realized capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

         Investment income that may be received by a Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign taxes paid by such Fund. If a Fund so elects, each shareholder would be required to include in gross income, even though not actually received, his pro rata share of the foreign taxes paid by the Fund, but would be treated as having paid his pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his pro rata share of such foreign taxes plus the portion of dividends received from a Fund representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions. Each shareholder should consult his own tax advisor regarding the potential application of foreign tax credits.

         Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

         Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

Sale or Redemption of Shares

         A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of such Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares. Long-term capital gains of noncorporate taxpayers are currently taxed at a maximum rate 11.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

         If a shareholder (1) incurs a sales load in acquiring shares of a Fund,
(2) disposes of such shares less than 91 days after they are acquired and (3) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.

Foreign Shareholders

         Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

         If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Furthermore, such a foreign shareholder may be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) on the gross income resulting from a Fund's election to treat any foreign taxes paid by it as paid by its shareholders, but may not be allowed a deduction against this gross income or a credit against this U.S. withholding tax for the foreign shareholder's pro rata share of such foreign taxes which it is treated as having paid. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.

         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign noncorporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of its foreign status.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

Effect of Future Legislation; Local Tax Considerations

         The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.

                 MANAGEMENT OF THE TRUST AND FUND OR PORTFOLIOS

                              Trustees and Officers

         The Trustees and officers of the Trust and their principal occupations for at least the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate those Trustees and officers who are "interested persons" (as defined in the 1940 Act). Unless otherwise indicated below, the address of each officer is 125 West 55th Street, New York, New York 10019.

Trustees

         Fergus Reid, III - Chairman and Chief Executive Officer, Lumelite Corporation, since September 1985; Trustee, Morgan Stanley Funds; from 1982 through 1984, Managing Director, Bernhard Associates (venture capital firm).
Address: 971 West Road, New Canaan, CT 06840.

         Richard E. Ten Haken - Former District Superintendent of Schools, Monroe No. 2 and Orleans Counties, New York; Chairman of the Finance and the Audit and Accounting Committees, Member of the Executive Committee; Chairman of the Board and President, New York State Teachers' Retirement System. Address: 4 Barnfield Road, Pittsford, NY 14534.

         William J. Armstrong - Vice President and Treasurer, Ingersoll-Rand Company. Address: 49 Aspen Way, Upper Saddle River, NJ 07458.

         John R.H. Blum - Attorney in Private Practice; formerly, partner in the law firm of Richards, O'Neil & Allegaert (19__-1994); Commissioner of Agriculture - State of Connecticut, 1992-1995. Address: 322 Main Street, Lakeville, CT 06039.

         Joseph J. Harkins - Retired; Commercial Sector Executive and Executive Vice President of The Chase Manhattan Bank, N.A. from 1985 through 1989. He has been employed by Chase in numerous capacities and offices since 1954. Director of Blessings Corporation, Jefferson Insurance Company of New York, Monticello Insurance Company and National. Address: 257 Plantation Circle South, Ponte Vedra Beach, FL 32082.

         *H. Richard Vartabedian - Consultant, Republic Bank of New York; formerly, Senior Investment Officer, Division Executive of the Investment Management Division of The Chase Manhattan Bank, N.A., 1980 through 1991.
Address: P.O. Box 296, Beach Road, Hendrick's Head, Southport, ME 04576.

         Stuart W. Cragin, Jr. - Retired; formerly President, Fairfield Testing Laboratory, inc. He has previously served in a variety of marketing, manufacturing and general management positions with Union Camp Corp., Trinity Paper & Plastics Corp., and Conover Industries. Address: 108 Valley Road, Cos Cob, CT 06807.

         Irving L. Thode - Retired; formerly Vice President of Quotron Systems. He has previously served in a number of executive positions with Control Data Corp., including President of its Latin American Operations, and General Manager of its Data Services business. Address: 80 Perkins Road, Greenwich, CT 06830.

         *W. Perry Neff - Independent Financial Consultant; Director of North America Life Assurance Co., Petroleum & Resources Corp. and The Adams Express
Co.: Director and Chairman of The Hanover Funds, Inc.; Director, Chairman and President of The Hanover Investment Funds, Inc. Address: RR1 Box 102, Weston, VT 05181.

         Roland R. Eppley, Jr. - Retired: formerly President and Chief Executive Officer, Eastern States Bankcard Association Inc, (1971-1988); Director, Janel Hydraulics, Inc. and The Hanover Funds, Inc. Address: 105 Coventry Place, Palm Beach Gardens, FL 33418.

         W.D. MacCallan - Director of The Adams Express Co., The Hanover Funds, Inc., The Hanover Investment Funds, Inc. and Petroleum & Resources Corp.; formerly Chairman of the Board and Chief Executive Officer of The Adams Express Co. and Petroleum & Resources Corp. Address: 624 East 45th Street, Savannah, GA, 31405

         The Board of Trustees of the Trust presently has an Audit Committee. The members of the Audit Committee are Messrs. Ten Haken (Chairman), Blum, Cragin, Thode, Armstrong, Harkins, Reid, and Vartabedian. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters.

         The Audit Committee met two times during the fiscal year ended October 31, 1995.

Remuneration of Trustees and Certain Executive Officers:

         Each Trustee is reimbursed for expenses incurred in attending each meeting of the Board of Trustees or any committee thereof. Each Trustee who is not an affiliate of the adviser is compensated for his or her services according to a fee schedule which recognizes the fact that each Trustee also serves as a Trustee of other investment companies advised by the adviser. Each Trustee receives a fee, allocated among all investment companies for which the Trustee serves, which consists of an annual retainer component and a meeting fee component. Effective August 21, 1995, each Trustee of the Vista Funds receives a quarterly retainer of $12,000 and an additional per meeting fee of $1,500. Prior to August 21, 1995, the quarterly retainer was $9,000 and the per-meeting fee was $1,000. The Chairman of the Trustees and the Chairman of the Investment Committee each receive a 50% increment over regular Trustee total compensation for serving in such capacities for all the investment companies advised by the adviser.

         Set forth below is information regarding compensation paid or accrued during the fiscal year ended October 31, 1995 for each Trustee of the Trust:

                                                                            Growth
                                                         Equity               and            Capital
                                    Balanced             Income             Income           Growth          Equity           Bond
                                      Fund                Fund               Fund             Fund            Fund            Fund
                                      ----                ----               ----             ----            ----            ----
Fergus Reid, III, Trustee            $241.30             $96.13             $14,393.16      $7,594.67         $540.99      $468.64

Richard E. Ten Haken, Trustee        160.88               64.07               9,595.45      5,063.12           360.67       312.41

William J. Armstrong, Trustee        160.88               64.07                9595.45      5,063.12           360.67       312.41

John R.H. Blum, Trustee              190.83               62.60               9,376.63      4,955.42           352.06       305.11

Joseph J. Harkins, Trustee           160.88               64.07               9,595.45      5,063.12           360.67       312.41

H. Richard Vartabedian, Trustee      169.60               67.79              10,159.13      5,376.61           330.18       330.18

Stuart W. Cragin, Jr., Trustee       160.88               64.07               9,595.45      5,063.12           360.67       312.41

Irving L. Thode, Trustee             160.88               64.07               9,595.45      5,063.12           360.67       312.41



                                   Short
                                   Term                     Small        Inter-     Global
                                   Bond          U.S.        Cap        national    Fixed      Southeast
                                   Fund       Government   Equity        Equity     Income       Asian        Japan      European
                                   ----          Fund       Fund          Fund       Fund         Fund         Fund        Fund
                                                 ----       ----          ----       ----         ----         ----        ----
Fergus Reid, III, Trustee         $298.13       $919.27      $172.16    $315.97     $8.47          0            0            0

Richard E. Ten Haken, Trustee     195.40        612.85        114.79     210.64      5.64          0            0            0

William J. Armstrong, Trustee     195.40        612.85        114.79     210.64      5.64          0            0            0

John R.H. Blum, Trustee           190.83        598.68        114.79     205.42      5.64          0            0            0

Joseph J. Harkins, Trustee        195.40        612.85        114.79     210.64      5.64          0            0            0


                                                                             33

H. Richard Vartabedian, Trustee   206.44      646.75        133.68    219.47       5.64          0            0            0

Stuart W. Cragin, Jr., Trustee    195.40      612.85        114.79    210.64       5.64          0            0            0

Irving L. Thode, Trustee          195.40      612.85        114.79    210.64       5.64          0            0            0

                                     Pension or                    Total
                                     Retirement                 Compensation
                                  Benefits Accrued                  from
                                  as Fund Expenses            "Fund Complex"(1)


Fergus Reid, III, Trustee                 0                           $78,456.65

Richard E. Ten Haken,                     0                            52,304.39
Trustee

William J. Armstrong,                     0                            46,632.34
Trustee

John R.H. Blum, Trustee                   0                            51,304.37

Joseph J. Harkins, Trustee                0                            52,304.39

H. Richard Vartabedian,                   0                            74,804.44
Trustee

Stuart W. Cragin, Jr.,                    0                            52,304.39
Trustee

Irving L. Thode, Trustee                  0                            52,304.39


(1) Data reflects total compensation earned during the period January 1, 1995 to December 31, 1995 for service as a Trustee to all Funds advised by the adviser.

Vista Funds Retirement Plan for Eligible Trustees

         Effective August 21, 1995, the Trustees also instituted a Retirement Plan for Eligible Trustees (the "Plan") pursuant to which each Trustee (who is not an employee of any of the Funds, the adviser, Administrator or distributor or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Trustees. Pursuant to the Plan, the normal retirement date is the date on which the eligible Trustee has attained age 65 and has completed at least five years of continuous service with one or more of the investment companies advised by the adviser (collectively, the "Covered Funds"). Each Eligible Trustee is entitled to receive from the Covered Funds an annual benefit commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 10% of the highest annual compensation received from the Covered Funds multiplied by the number of such Trustee's years of service (not in excess of 10 years) completed with respect to any of the Covered Funds. Such benefit is payable to each eligible Trustee in monthly installments for the life of the Trustee.

         Set forth below in the table below are the estimated annual benefits payable to an eligible Trustee upon retirement assuming various compensation and years of service classifications. The estimated credited years of service for Messrs. Reid, Ten Haken, Armstrong, Blum, Harkins, Vartabedian, Cragin, and Thode are 11, 11, 8, 11, 3, 3 and 3 respectively.

               Highest Annual Compensation Paid by All Vista Funds
               ---------------------------------------------------
                    $40,000            $45,000           $50,000        $55,000

       Years of
        Service             Estimated Annual Benefits Upon Retirement
        -------             -----------------------------------------
          10        $40,000            $45,000           $50,000        $55,000
           9         36,000             40,500            45,000         49,500
           8         32,000             36,000            40,000         44,000
           7         28,000             31,500            35,000         38,500
           6         24,000             27,000            30,000         33,000
           5         20,000             22,500            25,000         27,500

         Effective August 21, 1995, the Trustees instituted a Deferred Compensation Plan for Eligible Trustees (the "Deferred Compensation Plan") pursuant to which each Trustee (who is not an employee of any of the Funds, the adviser, administrator or distributor or any of their affiliates) may enter into agreements with the Funds whereby payment of the Trustees' fees are deferred until the payment date elected by the Trustee (or the Trustee's termination of service). The deferred amounts are deemed invested in shares of the Fund on whose Board the Trustee sits. The deferred amounts are paid out in a lump sum or over a period of several years as elected by the Trustee at the time of deferral. If a deferring Trustee dies prior to the distribution of amounts held in the deferral account, the balance of the deferral account will be distributed to the Trustee's designated beneficiary in a single lump sum payment as soon as practicable after such deferring Trustee's death. The following Eligible Trustees have executed a deferred compensation agreement for the 1996 calendar year: Messrs. Ten Haken, Thode and Vartabedian

Principal Executive Officers:

         The principal executive officers of the Trust are as follows:

         H. Richard Vartabedian - President and Trustee.
         Martin R. Dean - Treasurer and Assistant Secretary; Vice President, BISYS Funds Group, Inc. Ann Bergin - Secretary; Vice President, BISYS Funds Group, Inc.; Chief Compliance Officer and Secretary, Vista Broker-Dealer Services, Inc.

                             Adviser or Sub-Adviser

         The Chase Manhattan Bank ("Chase") acts as investment adviser to the Funds or Portfolios pursuant to an Investment Advisory Agreement dated ___________, 1996. Subject to such policies as the Board of Trustees may determine, Chase makes investment decisions for the Funds or Portfolios. Chase, a wholly-owned subsidiary of The Chase Manhattan Corporation, a registered bank holding company, is a commercial bank offering a wide range of banking and investment services to customers throughout the United States and around the world. The Chase Manhattan Corporation is the entity resulting from the merger of The Chase Manhattan Corporation into Chemical Banking Corporation on _____________, 1996. Chemical Banking Corporation was thereupon renamed Chase Manhattan Corporation. Also included among Chase's accounts are commingled trust funds and a broad spectrum of individual trust and investment management portfolios. These accounts have varying investment objectives. For its services under the Investment Advisory Agreement, the Adviser is entitled to receive an annual fee computed daily and paid monthly based at an annual rate equal to 1.00% of the average daily net assets of each of the International Equity Fund's average daily net assets 0.75% of the Global Fixed Income Fund's average daily net assets. Chase may, from time to time, voluntarily waive all or a portion of its fees payable under the Advisory Agreement.

         CAM is the sub-investment adviser to the Fund or Portfolio pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. Under the Sub-Investment Advisory Agreement, CAM will make investment decisions for, and be responsible for the day-to-day management of, the Fund or Portfolio. For its services the Sub-Investment Advisory Agreement, CAM will be entitled to receive, with respect to the Fund or Portfolio, such compensation, payable by the Adviser out of its advisory fee, as shall be agreed to from time to time between the Adviser and CAM.

                                  Administrator

         Pursuant to separate Administration Agreements, dated as of _________, 1996 (the "Administration Agreements"), Chase is the administrator of the Trust and the Funds and the administrator of each Portfolio. Chase provides certain administrative services, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, independent contractors and agents; preparation for signature by an officer of all documents required to be filed for compliance with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries, and arranging for the maintenance of books and records and providing, their own expense, office facilities, equipment and personnel necessary to carry out their duties. Chase has no responsibility or authority for any matter pertaining to the distribution of Fund shares. The Administration Agreements provide that the administrators may render administrative services to others. The Administration Agreements also provide that neither the administrators nor their personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Funds or the Portfolios, except for wilful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties under the Administration Agreements.

         In addition, the Administration Agreements provide that, in the event the operating expenses of any Fund and its respective Portfolio, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to that Fund imposed by the securities laws or regulations thereunder of any state in which the shares of such Fund are qualified for sale, as such limitations may be raised or lowered from time to time, Chase shall reduce its administration fee (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction shall be deducted from the monthly administration fee otherwise payable during such fiscal year; and if such amounts should exceed the monthly fee, Chase shall pay to such Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

         In consideration of the services provided by Chase pursuant to the administration agreements, the Administrator receives from each Fund a fee computed daily and paid monthly at an annual rate equal to 0.10% of each of the Fund's average daily net assets, on an annualized basis for the Fund's then-current fiscal year, except that with respect to the Global Fixed Income Fund and International Equity Fund, Chase receives from each of the Funds and the Portfolios a fee computed daily and paid monthly at an annual rate equal to 0.05% of their respective average daily net assets. Chase may voluntarily waive a portion of the fees payable to it with respect to each Fund on a month-to-month basis.

         For the fiscal period December 31, 1992 (commencement of operations) through October 31, 1993, and the fiscal year ended October 31, 1994, Chase was paid or accrued administration fees with respect to the Global Income Fund and International Equity Fund and voluntarily waived the amount in parentheses following such fees:

                                    12/31/92                  11/1/93
                                    through                   through
                                    10/31/93                  10/31/94
                                    -------------------------------------------
International Income Fund:          $449 ($449)               $1,097 ($1,097)
Global Fixed Equity Fund:           $1,938 ($1,938)           $16,367 ($16,367)

                                   Distributor

Distribution Plan

         Each class of shares has a distribution plan under Rule 12b-1 under the 1940 Act. The Trust has adopted a plan of distribution on behalf of the Shares pursuant to Rule 12b-1 under the 1940 Act (the "Class A Distribution Plan") for the Class A shares which provides that each of the Funds shall pay a distribution fee (the "Class A Distribution Fee") with respect to the Class A shares , including payments to the Distributor, at an annual rate not to exceed 0.25% of its average daily net assets for distribution services. The Distributor may use all or any portion of such Class A Distribution Fee to pay for Fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses.

         The Class B shareholders will pay a distribution fee of 0.75% of average daily net assets under a Rule 12b-1 Distribution Plan ("Class B Distribution Plan"). The Distributor currently expects to pay sales commissions to a dealer at the time of sale of Class B shares of up to [4.00%] of the purchase price of the shares sold by such dealer. The Distributor will use its own fund or funds facilitated by the Distributor (which may be borrowed or otherwise financed) to pay such amounts. Because the Distributor will receive a maximum of 0.75% of average daily net assets represented by Class B shares, it will take the distributor several years to recoup the sales commissions paid to dealers and other sales expenses.

         Some payments under the Distribution Plans may be used to compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.25% annualized of the assets values of Class A shares, or 0.25% annualized of the average net asset value of the Class B shares maintained in the Fund by such broker-dealers' customers. Trail or maintenance commissions on Class B shares will be paid to broker-dealers beginning the 13th month following the purchase of such Class B shares. Since the distribution fees are not directly tied to expenses, the amount of distribution fees paid by the Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plans. For this reason, this type of distribution fee arrangement is characterized by the staff of the Securities and Exchange Commission as being of the "compensation variety" (in contrast to "reimbursement" arrangements by which a distributor's compensation is directly linked to its expenses). Because of the 0.75% limitation on the daily compensation paid to the Distributor during such fiscal year, a large portion of the commission attributable to sales of Class B shares will be accrued and paid by the Fund to the distributor in fiscal years subsequent to the years in which the Class B shares are sold. In determining whether to purchase Class B shares, investors should consider that daily compensation payments could continue until the Distributor has been fully reimbursed for the commissions paid on sales of Class B shares.

         Each class of shares is entitled to exclusive voting rights with respect to matters concerning its Distribution Plan.

         Both Distribution Plans provide that they will continue in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plans or in any agreement related to such Plan ("Qualified Trustees"). The Distribution Plans require that the Trust shall provide to the Board of Trustees, and the Board of Trustees shall review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Distribution Plans. The Distribution Plans further provides that the selection and nomination of Qualified Trustees shall be committed to the discretion of the disinterested Trustees (as defined in the 1940 Act) then in office. The Distribution Plans may be terminated at any time by a vote of a majority of the Qualified Trustees or, with respect to a particular Fund, by vote of a majority of the outstanding voting Shares of such Fund (as defined in the 1940 Act). The Distribution Plans may not be amended to increase materially the amount of permitted expenses thereunder without the approval of shareholders and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees. Each of the Funds will preserve copies of any plan, agreement or report made pursuant to the Distribution Plans for a period of not less than six years from the date of the Distribution Plan, and for the first two years such copies will be preserved in an easily accessible place.

         For the fiscal period December 31, 1992 (commencement of operations) through October 31, 1993, and the fiscal year ended October 31, 1994, the Distributor was paid or accrued distribution fees with respect to the Income Fund and Equity Fund and voluntarily waived the amount in parentheses following such fees:

                                    12/31/92                   11/1/93
                                    through                    through
                                    10/31/93                   10/31/94
A Shares -
Global Fixed Income Fund:           $2,246 ($2,246)            $5,120
International Equity Fund:          $9,683 ($9,683)            $73,552

B Shares -
Income Fund:                        ---                        $1,100
Equity Fund                         ---                        $24,853

Distribution and Sub-Administration Agreement

         The Trust has entered into a Distribution and Sub-Administration Agreement dated August 24, 1995 (the "Distribution Agreement") with the Distributor, pursuant to which the Distributor acts as the Funds' exclusive underwriter, provides certain administration services and promotes and arranges for the sale of Fund Shares. The Distributor is a wholly-owned subsidiary of BISYS Fund Services, Inc. The Distribution Agreement provides that the Distributor will bear the expenses of printing, distributing and filing prospectuses and statements of additional information and reports used for sales purposes, and of preparing and printing sales literature and advertisements not paid for by the Distribution Plan. The Trust pays for all of the expenses for qualification of the shares of each Fund for sale in connection with the public offering of such shares, and all legal expenses in connection therewith. In addition, pursuant to the Distribution Agreement, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space.

         The Distribution Agreement is currently in effect and will continue in effect thereafter with respect to each Fund only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of such Fund's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Trust on behalf of each Fund on 60 days' written notice when authorized either by a majority vote of such Fund's shareholders or by vote of a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Distribution Agreement also provides that neither the Distributor nor its personnel shall be liable for any act or omission in the course of, or connected with, rendering services under the Distribution Agreement, except for wilful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.

      In the event the operating expenses of any Fund, including all investment advisory, administration and sub- administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to that Fund imposed by the securities laws or regulations thereunder of any state in which the shares of such Fund are qualified for sale, as such limitations may be raised or lowered from time to time, the Distributor shall reduce its sub-administration fee with respect to such Fund (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by the Distributor shall be deducted from the monthly sub-administration fee otherwise payable with respect to such Fund during such fiscal year; and if such amounts should exceed the monthly fee, the Distributor shall pay to such Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

         In consideration of the sub-administration services provided by the Distributor pursuant to the Distribution Agreement, the Distributor receives an annual fee, payable monthly, of 0.05% of the net assets of each Fund. The Distributor may voluntarily waive a portion of the fees payable to it under the Distribution Agreement with respect to each Fund on a month-to-month basis.

         For the fiscal period December 31, 1992 (commencement of operations) through October 31, 1993, and the fiscal year ended October 31, 1994, Chase was paid or accrued sub-administration fees with respect to the Global Fixed Income Fund and International Equity Fund and voluntarily waived the amount in parentheses following such fees:

                                    12/31/92          11/1/93
                                    through           through
                                    10/31/93          10/31/94

Global Fixed Income Fund:           $449 ($449)       $1,097($1,097)
International Equity Fund:          $1,938 ($1,938)   $16,367($16,367)

           Shareholder Servicing Agents, Transfer Agent and Custodian

         The Trust has entered into a shareholder servicing agreement (a "Servicing Agreement") with each Shareholder Servicing Agent to provide certain services. The fees relating to acting as liaison to shareholders and providing personal services to shareholders will not exceed, on an annualized basis, 0.25% of the average daily net assets of each Fund represented by shares owned during the period for which payment is being made by investors with whom such Shareholder Servicing Agent maintains a servicing relationship. Each Shareholder Servicing Agent may voluntarily waive a portion of the fees payable to it under its Servicing Agreement with respect to each Fund on a month-to-month basis. Chase may also provide other related services to the Fund.

         For the fiscal period December 31, 1992 (commencement of operations) through October 31, 1993, and the fiscal year ended October 31, 1994, the Shareholder Servicing Agents were paid or accrued shareholder servicing fees with respect to the Global Fixed Income Fund and International Equity Fund and the Distributor has voluntarily borne the amount in parentheses following such fees:

                                            12/31/92          11/1/93
                                            through           through
                                            10/31/93          10/31/94

Global Fixed Income Fund:                   $2,246 ($2,246)   $5,487($2,867)
International Equity Fund:                  $9,683 ($9,683)   $81,836

         The Trust has also entered into a Transfer Agency Agreement with Investors Fiduciary Trust Company ("IFTC") pursuant to which IFTC acts as transfer agent for the Trust. Pursuant to a Custodian Agreement, Chase acts as the custodian of the assets of each Fund and receives such compensation as is from time to time agreed upon by the Trust and Chase.

         In certain circumstances Shareholder Servicing Agents may be required to register as dealers under state law.

         For the fiscal period December 31, 1992 (commencement of operations) through October 31,1993, and the fiscal year ended October 31, 1994, the Transfer Agent was paid or accrued transfer agent fees with respect to the Global Fixed Income Fund and International Equity Fund and the Distributor has voluntarily borne the amount in parentheses following such fees:

                                     12/31/92          11/1/93
                                     through           through
                                     10/31/93          10/31/94

Global Fixed Income Fund:           $25,068 ($24,867)  $37,426 ($60,117)
International Equity Fund:          $25,068 ($24,513)  $173,457 ($118,713)

                             INDEPENDENT ACCOUNTANTS

         Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036, independent accountants of the Funds and the Fund or Portfolios, provides the Funds and the Fund or Portfolios with audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.

                               GENERAL INFORMATION

              Description of Shares, Voting Rights and Liabilities

         Mutual Fund Group is an open-end, non-diversified management investment company organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts in 1987. Because the Trust is "non-diversified", more than 5% of the assets of certain Funds may be invested in the obligations of any single issuer, which may make the value of the shares in such a Fund more susceptible to certain risks than shares of a diversified mutual fund.

         The Trust currently consists of [16] Funds of shares of beneficial interest without par value. The Trust has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. Shares of class generally vote together except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class. With respect to shares purchased through a Shareholder Servicing Agent and, in the event written proxy instructions are not received by the Fund or its designated agent prior to a shareholder meeting at which a proxy is to be voted and the shareholder does not attend the meeting in person, the Shareholder Servicing Agent for such shareholder will be authorized pursuant to an applicable agreement with the shareholder to vote the shareholder's outstanding shares in the same proportion as the votes cast by other Fund shareholders represented at the meeting in person or by proxy.

         As noted above, the Funds offers both Class A and Class B shares. The classes of shares have several different attributes relating to sales charges and expenses.

         Class A shares are sold at net asset value plus an initial sales charge of up to a maximum of 4.75% of the public offering price. Class B shares have no initial sales charge; however, a contingent deferred sales charge will be imposed on redemptions made within six years of purchase. The amount of this contingent deferred sales charge will be 5% of the redemption proceeds on redemptions in the first year after purchase, declining to zero for redemptions made more than six years after purchase. However, this contingent deferred sales charge will not apply to redemptions of shares representing capital appreciation on Fund assets and reinvestment of dividends or capital distributions. Approximately eight years after purchase, Class B shares will automatically convert to Class A shares.

         In general, absent waivers, Class A and Class B shares each have an annual shareholder servicing fee of 0.25% of average daily net assets. In addition, absent waivers, Class A has an annual distribution fee under Rule 12b-1 of 0.25% of average daily net assets, while Class B have an annual distribution fee under Rule 12b-1 of 0.75% of average daily net assets. Moreover, expenses borne by each class may differ slightly because of the allocation of other class-specific expenses. For example, a higher transfer agency fee may be imposed on Class B shares than on class A shares. The relative impact of initial sales charges, contingent deferred sales charges, and ongoing annual expenses will depend on the length of time a share is held.

         Selected dealers and financial consultants may receive different levels of compensation for selling one particular class of shares rather than another.

         The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each series affected by the amendment. The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that series or class otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Shares have no preemptive or conversion rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two thirds of its outstanding shares, except that if the Board of Trustees recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series' or class' outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board of Trustees by written notice to the series' or class' shareholders. Unless each series and class is so terminated, the Trust will continue indefinitely.

         Stock certificates are issued only upon the written request of a shareholder, subject to the policies of the investor's Shareholder Servicing Agent, but the Trust will not issue a stock certificate with respect to shares that may be redeemed through expedited or automated procedures established by a Shareholder Servicing Agent.

         Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of the Trust property for any shareholder held personally liable for the obligations of the Trust. The Trust's Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

         The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         The Board of Trustees has adopted a Code of Ethics addressing personal securities transactions by investment personnel and access persons and other related matters. The Code of Ethics substantially conforms to the recommendations made by the Investment Company Institute ("ICI") (except where noted) and includes such provisions as:

         (bullet) Prohibitions on investment personnel acquiring securities in initial offerings;
         (bullet) A requirement that access persons obtain prior to acquiring securities in a private placement and that the officer granting such approval have no interest in the issuer making the private placement; (bullet) A restriction on access persons executing transactions for securities on a recommended list until 14 days after distribution of that list;
         (bullet) A prohibition on access persons acquiring securities that are pending execution by one of the Fund or Portfolios until 7 days after the transactions of the Fund or Portfolios are completed;
         (bullet) A prohibition of any buy or sell transaction in a particular security in a 30-day period, except as may be permitted in certain hardship cases or exigent circumstances where prior approval is obtained. This provision differs slightly from the ICI recommendation; (bullet) A requirement for pre-clearance of any buy or sell transaction in a particular security after 30 days, but within 60 days;
         (bullet) A requirement that any gift exceeding $75.00 from a customer must be reported to the appropriate compliance officer;
         (bullet) A requirement that access persons submit in writing any request to serve as a director or trustee of a publicly traded company; (bullet) A requirement that all securities transactions in excess of $1,000 be pre-cleared, except that if a person has engaged in more than $10,000 of securities transactions in a calendar quarter all securities of such person require pre-clearance (this de minimis exception differs slightly from the ICI recommendations);
         (bullet) A requirement that all access persons direct their broker-dealer to submit duplicate confirmation and customer statements to the appropriate compliance unit; and (bullet) A requirement that all access persons sign a Code of Ethics acknowledgment, affirming that they have read and understood the Code and submit a personal security holdings report upon commencement of employment or status and a personal security transaction report within 10 days of each calendar quarter thereafter.

                                    PRINCIPAL HOLDERS

         As of January 31, 1996 the following persons owned beneficially, directly or indirectly, 5% or more of the outstanding shares of the following
Funds:

VISTA GLOBAL FIXED INCOME FUND

         CUDD & CO.                                                    24.21%
         CMB Mutual Funds Dept. - 35th Fl
         1211 6th Avenue
         New York, NY  10036-8701

VISTA GLOBAL FIXED INCOME FUND (B)

         Smith Barney Shearson                                         15.62%
         388 Greenwich Street
         New York, NY  10013-2375

         Patricia Smith, TTEE                                          11.87%
         Thelma Chaney Trust
         27716 Argyll
         Mission Viejo, CA  92691-6423

         NFSC/FMTC IRA                                                 7.58%
         FBO Rosa Crespo
         2312 SW 128th Avenue
         Miami, FL  33175-1940

         Chase Manhattan Bank Cust.                                    6.86%
         FBO William T. Hauptman
         Keogh Profit Sharing
         240 Warren Street, Apt. E
         Brooklyn, NY  11201-6462

VISTA INTERNATIONAL EQUITY FUND (A)

         CUDD & CO.                                                    20.74%
         CMB Mutual Funds Dept. - 35th Fl
         1211 6th Avenue
         New York, NY  10036-8701

                              Financial Statements

         The 1995 Annual Report to shareholders of each Fund, which includes the financial statements for the fiscal period ended October 31, 1995 and the report on such annual financial statements of Price Waterhouse LLP, independent accountants, are incorporated herein by reference to such reports in reliance upon the report of Price Waterhouse LLP, given on the authority of such firm as experts in auditing and accounting.

                                                                  APPENDIX A

                       DESCRIPTION OF CERTAIN OBLIGATIONS
                     ISSUED OR GUARANTEED BY U.S. GOVERNMENT
                          AGENCIES OR INSTRUMENTALITIES


      Federal Farm Credit System Notes and Bonds -- are bonds issued by a cooperatively owned nationwide system of banks and associations supervised by the Farm Credit Administration, an independent agency of the U.S. Government. These bonds are not guaranteed by the U.S. Government.

      Maritime Administration Bonds -- are bonds issued and provided by the Department of Transportation of the U.S. Government and are guaranteed by the U.S. Government.

      FNMA Bonds--are bonds guaranteed by the FederalNational Mortgage Association. These bonds are not guaranteed by the U.S. Government.

      FHA Debentures -- are debentures issued by the Federal Housing Administration of the U.S. Government and are guaranteed by the U.S. Government.

      GNMA Certificates -- are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Each mortgage loan included in the pool is either insured by the Federal Housing Administration or guaranteed by the Veterans Administration and therefore guaranteed by the U.S. Government.

      FHLMC Bonds -- are bonds issued and guaranteed by the Federal Home Loan Mortgage Corporation. These bonds are not guaranteed by the U.S. Government.

         Federal Home Loan Bank Notes and Bonds -- are notes and bonds issued by the Federal Home Loan Bank System and are not guaranteed by the U.S. Government.

         Student Loan Marketing Association ("Sallie Mae") Notes and Bonds -- are notes and bonds issued by the Student Loan Marketing Association and are not guaranteed by the U.S. Government.

         Although this list includes a description of the primary types of U.S. Government agency or instrumentality obligations in which each Fund or Portfolio intends to invest, each Fund or Portfolio may invest in obligations of U.S. Government agencies or instrumentalities other than those listed above.

                                                                     APPENDIX B

DESCRIPTION OF RATINGS

A description of the rating policies of Moody's, S&P and Fitch with respect to bonds and commercial paper appears below.

Moody's Investors Service's Corporate Bond Ratings

Aaa--Bonds which are rated "Aaa" are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated "A" possess many favorable investment qualities and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguared during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance and other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated "Ca" represent obligations which are speculative in high degree.

Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numercal modifiers "1", "2", and "3" to certain of its rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Ratings Group Corporate Bond Ratings

AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to repay principal and pay interest.

AA--Bonds rated "AA" also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and differs from "AAA" issues only in small degree.

A--Bonds rated "A" have a strong capacity to repay principal and pay interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Bonds rated "BBB" are regarded as having an adequate capacity to repay principal and pay interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for higher rated categories.

BB-B-CCC-CC-C--Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI--Bonds rated "CI" are income bonds on which no interest is being paid.

D--Bonds rated "D" are in default. The "D" category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired unless S&P believes that such payments will be made during such grace period. The "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings set forth above may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

Moody's Investors Service's Commercial Paper Ratings

Prime-1--Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Prime-3--Issuers (or related supporting institutions) rated "Prime-3" have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime--Issuers rated "Not Prime" do not fall within any of the Prime rating categories.

Standard & Poor's Ratings Group Commercial Paper Ratings

A S&P commercial paper rating is current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded in several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

A-3--Issues carrying this designation have adequate capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higger designations.

B--Issues rated "B" are regarded as having only speculative capacity for timely payment.

C--This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D--Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Fitch Bond Ratings

AAA--Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated F-1+ by Fitch

A--Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds rated BBB by Fitch are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse consequences on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Plus and minus signs are used by Fitch to indicate the relative position of a credit within a rating category. Plus and minus signs, however, are not used in the AAA category.

Fitch Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch's short-term ratings are as follows:

F-1+--Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2--Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3--Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, although near-term adverse changes could cause these securities to be rated below investment grade.

LOC--The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

Like higher rated bonds, bonds rated in the Baa or BBB categories are considered to have adequate capacity to pay principal and interest. However, such bonds may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds.

After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event will require a sale of such security by a Fund. However, a Fund's investment manager will consider such event in its determination of whether such Fund should continue to hold the security. To the extent the ratings given by Moody's, S&P or Fitch may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in this Prospectus and in the Statement of Additional Information.

                                     PART C

                                MUTUAL FUND GROUP
                            PART C. OTHER INFORMATION


ITEM 24.  Financial Statements and Exhibits

          List all financial statements and exhibits filed as part of the Registration Statement for the Vista Funds of Mutual Fund Group filed herein as part of this post-effective amendment.

     (a)    Financial statements

                 In Part A:       Financial Highlights

                 In Part B:       Financial Statements and the Reports thereon
                                  for the Vista Funds filed herein for the fiscal year ended October 31, 1995 are incorporated into Part B from the 1995 Annual
                                  Reports to Shareholders for all Funds as filed with the Securities and Exchange Commission by Mutual Fund Group on Form N-30D on December
                                  29, 1995, accession number 0000950123-95-
                                  003915.

                 In Part C:       None.

     (b)    Exhibits:

Exhibit
Number
-------
1(a)        Declaration of Trust, as amended. (1)
1(b)        Certificate of Amendment to Declaration of Trust dated December 14,
            1995.(12)
1(c)        Certificate of Amendment to Declaration of Trust dated October 19,
            1995.(12)
1(d)        Certificate of Amendment to Declaration of Trust dated July 25,
            1993.(12)
2           By-laws, as amended. (1)
3           None.
4           Specimen share certificate. (1)
5(a)        Investment Advisory Agreements and Sub-Advisory Agreements(6)
5(b)        Form of Investment Advisory Agreement for Vista Small Cap Equity
            Fund. (9)
5(c)        Administration Agreement.(6)
5(d)        Form of Interim Investment Advisory Agreement.(12)
5(e)        Form of Proposed Investment Advisory Agreement.(12)
5(f)        Form of Proposed Sub-Advisory Agreement between The Chase Manhattan
            Bank and Chase Asset Management, Inc.(12)
5(g)        Form of Administration Agreement.(12)
5(h)        Form of Proposed Investment Subadvisory Agreement between The Chase
            Manhattan Bank and [Chase Asset Management, Inc./Van Deventer &
            Hoch(12)].
6(a)        Distribution and Sub-Administration Agreement.(6)
6(b)        Distribution and Sub-Administration Agreement dated August 21,
            1995.(12)
7(a)        Retirement Plan for Eligible Trustees.(12)
7(b)        Deferred Compensation Plan for Eligible Trustees.(12)
8(a)        Custodian Agreement. (1)
8(b)        Sub-Custodian Agreement. (1)
9(a)        Transfer Agency Agreement. (1)
9(b)        Administrative Services Plan. (1)
9(c)        Shareholder Servicing Agreement of Vista Mutual Funds. (1)
9(d)        Form of Shareholder Servicing Agreement of Vista Premier Funds.(1)
9(e)        Form of Shareholder Servicing Agreement. (12)

9(f)        Agreement and Plan of Reorganization and Liquidation.(12)
10          Opintion re: Legality of Securities being Registered.(1)
11(a)       Consent of Price Waterhouse, LLP.(13)
11(b)       Consent of KPMG Peat Marwick, LLP.(13)
12          None.
13          Not Applicable.
14          None.
15(a)       Rule 12b-1 Distribution Plan of Vista Mutual Funds including
            Selected Dealer Agreement and Shareholder Service Agreement. (1)
15(b)       Rule 12b-1 Distribution Plan of Vista Premier Funds including
            Selected Dealer Agreement and Shareholder Service Agreement. (1)
15(c)       Rule 12b-1 Distribution Plan for each of Vista Bond Fund, Vista
            Short-Term Bond Fund, Vista Equity Fund and Vista U.S. Government
            Money Market Fund including Selected Dealer Agreement and
            Shareholder Service Agreement.(3)
15(d)       Form of Rule 12b-1 Distribution Plan for Class B shares of the Vista
            Prime Money Market Fund.(8)
15(e)       Form of Rule 12b-1 Distribution Plan for Vista Asian Oceanic Shares
            Fund, Vista Japan Pacific Shares Fund, Vista U.S. Government
            Securities Fund and Vista European Shares Fund.(8)
15(f)       Form of Rule 12b-1 Distribution Plan for Vista Small Cap Equity
            Fund.(9)
15(g)       Proposed Rule 12b-1 Distribution Plan - Class A Shares - Vista
            American Value Fund (including forms of Selected Dealer Agreement and Shareholder Servicing Agreement).(12)
15(h)       Rule 12b-1 Distribution Plan - Class B Shares (including forms of
            Selected Dealer Agreement and Shareholder Servicing Agreement).(12)
16          Schedule for Computation for Each Performance Quotation.(11)
17          Financial Data Schedule.(14)
18          Form of Rule 18f-3 Multi-Class Plan.(12)

--------------------
(1) Filed as an exhibit to Amendment No. 6 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) as filed with the Securities and Exchange Commission on March 23, 1990.
(2) Filed as an exhibit to Amendment No. 11 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) as filed with the Securities and Exchange Commission on June 8, 1992 to register shares of the Vista Balanced Fund and IEEE Spectrum Fund series of the Trust.
(3) Filed as an exhibit to Amendment No. 15 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) as filed with the Securities and Exchange Commission on October 30, 1992.
(4) Filed as an exhibit to Amendment No. 16 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on December 28, 1992.
(5) Filed as an exhibit to Amendment No. 19 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on June 30, 1993.
(6) Filed as an exhibit to Amendment No. 23 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on December 30, 1993.
(7) Filed as an exhibit to Amendment No. 24 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on February 10, 1994.
(8) Filed as an Exhibit to Amendment No. 26 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on June 30, 1994.
(9) Filed as an Exhibit to Amendment No. 27 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on October 3, 1994.
(10) Filed as an Exhibit to Amendment No. 30 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on July 19, 1995.
(11) Filed as an Exhibit to Amendment No. 31 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on November 13, 1995.
(12) Filed as an Exhibit to Amendment No. 32 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on December 28, 1995.
(13) Filed herewith.
(14) To be filed by amendment.

ITEM 25.  Persons Controlled by or Under Common
          Control with Registrant

          Not applicable

ITEM 26.  Number of Holders of Securities

                                                                    Number of Record
         Title of Series                                            Holders as of January 31, 1996
         ---------------                                            ------------------------------

                                                                 A                 B             Institutional
                                                              Shares            Shares               Shares
VISTA(SM) U.S. Treasury Income Fund                             2,783              726                 N/A
VISTA(SM) Growth and Income Fund                               76,565           20,969                   5
VISTA(SM) Capital Growth Fund                                  38,185           22,565                   5
VISTA(SM) Balanced Fund                                         1,274              609                 N/A
VISTA(SM) Large Cap Equity Fund                                    87              N/A                 N/A
VISTA(SM) Bond Fund                                                74              N/A                 N/A
VISTA(SM) Short-Term Bond Fund                                     69              N/A                 N/A
VISTA(SM) Global Fixed Income Fund                                157               59                 N/A
VISTA(SM) International Equity Fund                             2,598            1,111                 N/A
VISTA(SM) Equity Income Fund                                      631              N/A                 N/A
IEEE Balanced Fund                                                452              N/A                 N/A
VISTA(SM) Southeast Asian Fund                                    117               31                 N/A
VISTA(SM) Japan Fund                                               54               12                 N/A
VISTA(SM) European Fund                                            34                9                 N/A
VISTA(SM) Small Cap Equity Fund                                 3,459            2,851                 N/A
VISTA(SM) U.S. Government Securities Fund                           0              N/A                   0
VISTA(SM) American Value Fund                                       0              N/A                 N/A



ITEM 27.  Indemnification

          Reference is hereby made to Article V of the Registrant's Declaration of Trust.

          The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser, administrator and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Under the terms of the Registrant's Declaration of Trust, the Registrant may indemnify any person who was or is a Trustee, officer or employee of the Registrant to the maximum extent permitted by law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Trustees, by a majority vote of a quorum which consists of Trustees who are neither in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding, or (ii) if the required quorum is not obtainable or, if a quorum of such Trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any Trustee or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of it counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 28.  Business and Other Connections of Investment Adviser

          The Chase Manhattan Bank, N.A. (the "Adviser") is a commercial bank providing a wide range of banking and investment services.

          To the knowledge of the Registrant, none of the Directors or executive officers of the Adviser, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of the Adviser also hold or have held various positions with bank and non-bank affiliates of the Adviser, including its parent, The Chase Manhattan Corporation. Each Director listed below is also a Director of The Chase Manhattan Corporation.

                                                                                Principal Occupation or Other
                                       Position with                            Employment of a Substantial
Name                                   the Adviser                              Nature During Past Two Years
----                                   -----------                              ----------------------------

Thomas G. Labreque                     Chairman of the Board,                   Chairman, Chief Executive Officer
                                       and Director                             and a Director of The Chase
                                                                                Manhattan Corporation and a
                                                                                Director of AMAX, Inc.

Richard J. Boyle                       Vice Chairman of the                     Vice Chairman of the Board and a
                                       Board and Director                       Director of The Chase Manhattan
                                                                                Corporation and Trustee of
                                                                                Prudential Realty Trust

M. Anthony Burns                       Director                                 Chairman of the Board, President
                                                                                and Chief Executive Officer of
                                                                                Ryder System, Inc.


Joan Ganz Cooney                       Director                                 Chairman of the Executive
                                                                                Committee of the Board of Trustees,
                                                                                formerly Chief Executive Officer of


                                                                                Children's Television Workshop and
                                                                                a Director of each of Johnson &
                                                                                Johnson, Metropolitan Life
                                                                                Insurance Company and Xerox
                                                                                Corporation

Edward S. Finkelstein                  Director                                 Retired Chairman and Chief
                                                                                Executive Officer and Director of
                                                                                R.H. Macy & Co., Inc. and a
                                                                                Director of Time Warner Inc.

H. Laurance Fuller                     Director                                 Chairman, President, Chief
                                                                                Executive Officer and Director of
                                                                                Amoco Corporation and Director of
                                                                                Abbott Laboratories

Howard C. Kauffman                     Director                                 Retired President of Exxon
                                                                                Corporation and a Director of each
                                                                                of Pfizer Inc. and Ryder System,
                                                                                Inc.

Paul W. MacAvoy                        Director                                 Dean of Yale School of
                                                                                Organization and Management

David T. McLaughlin                    Director                                 President and Chief Executive
                                                                                Officer of The Aspen Institute,
                                                                                Chairman of Standard Fuse
                                                                                Corporation and a Director of each
                                                                                of ARCO Chemical Company and
                                                                                Westinghouse Electric Corporation

Edmund T. Pratt, Jr.                   Director                                 Chairman Emeritus, formerly
                                                                                Chairman and Chief Executive
                                                                                Officer, of Pfizer Inc. and a
                                                                                Director of each of Pfizer, Inc.,
                                                                                Celgene Corp., General Motors
                                                                                Corporation and International Paper
                                                                                Company

Henry B. Schacht                       Director                                 Chairman and Chief Executive
                                                                                Officer of Cummins Engine
                                                                                Company, Inc. and a Director of
                                                                                each of American Telephone and
                                                                                Telegraph Company and CBS Inc.

Jairo A. Estrada                       Director                                 Chairman of the Board and Chief
                                                                                Executive Officer of Garden Way
                                                                                Incorporated

Donald H. Trautlein                    Director                                 President and Chief Executive
                                                                                Officer of The Aspen Institute,
                                                                                Chairman of Standard Fuse
                                                                                Corporation and a Director of each
                                                                                of ARCO Chemical Company and
                                                                                Westinghouse Electric Corporation


Kay R. Whitmore                        Director                                 Chairman of the Board, President
                                                                                and Chief Executive Officer and
                                                                                Director of Eastman Kodak
                                                                                Company

James L. Ferguson                      Director                                 Retired Chairman and Chief
                                                                                Executive Officer of General Foods
                                                                                Corporation

William H. Gray III                    Director                                 President and Chief Executive
                                                                                Officer of the United Negro College
                                                                                Fund, Inc

David T. Kearns                        Director                                 Retired Chairman and Chief
                                                                                Executive Officer of the Xerox
                                                                                Corporation

Delano E. Lewis                        Director                                 President and Chief Executive
                                                                                Officer of National Public Radio

John H. McArthur                       Director                                 Dean of the Harvard Graduate
                                                                                School of Business Administration

ITEM 29.  Principal Underwriters

          (a) Vista Broker-Dealer Services, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc. is the underwriter for the Registrant.

          (b) The following are the Directors and officers of Vista Broker-Dealer Services, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc. The principal business address of each of these persons, with the exception of Mr. Spicer, is 125 West 55th Street, New York, New York 10022. The principal business address of Mr. Spicer is One Bush Street, San Francisco, California 94104.

                                            Position and Offices                        Position and Offices
Name                                        with Distributor                            with the Registrant
----                                        --------------------                        --------------------

William B. Blundin                  Director and Chief Executive Officer                         None

Richard E. Stierwalt                Director and Chief Operating Officer                         None

Timothy M. Spicer                   Director and Chairman of the Board                           None

Joseph Kissel                       President                                                    None

George Martinez                     Chief Compliance Officer                            Secretary and Assistant
                                    and Secretary                                       Treasurer

          (c) Not applicable

ITEM 30.  Location of Accounts and Records

          The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                  Name                                 Address
                  ----                                 -------
Vista Broker-Dealer Services, Inc. a wholly-owned      125 West 55th Street
subsidiary of BISYS Fund Services, Inc.                New York, NY 10022

DST Systems, Inc.  (transfer agent)                    21 W. 10th Street
                                                       Kansas City, MO 64105

The Chase Manhattan Bank, N.A. (investment adviser     1211 Avenue of the
and custodian)                                         Americas
                                                       New York, NY 10036


Chase Lincoln First Bank, N.A. (administrator)         One Lincoln First Square
                                                       Rochester, NY 14363


ITEM 31.  Management Services

          Not applicable


ITEM 32.  Undertakings

                  (1) Registrant undertakes that its trustees shall promptly call a meeting of shareholders of the Trust for the purpose of voting upon the question of removal of any such trustee or trustees when requested in writing so to do by the record holders of not less than 10 per centum of the outstanding shares of the Trust. In addition, the Registrant shall, in certain circumstances, give such shareholders assistance in communicating with other shareholders of a fund as required by Section 16(c) of the Investment Company Act of 1940.

                  (2) The Registrant, on behalf of the Funds, undertakes, provided the information required by Item 5A is contained in the latest annual report to shareholders, to furnish to each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 5th day of March, 1996.

                                                  MUTUAL FUND GROUP



                                                  By /s/ H. Richard Vartabedian
                                                     --------------------------
                                                     H. Richard Vartabedian
                                                     President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Fergus Reid, III               Chairman and Trustee       March 5, 1996
------------------------------
    Fergus Reid, III

/s/ William J. Armstrong           Trustee                    March 5, 1996
------------------------------
    William J. Armstrong

/s/ John R.H. Blum                 Trustee                    March 5, 1996
------------------------------
    John R.H. Blum

/s/ Joseph J. Harkins              Trustee                    March 5, 1996
------------------------------
    Joseph J. Harkins

/s/ Richard E. Ten Haken           Trustee                    March 5, 1996
------------------------------
    Richard E. Ten Haken

/s/ Stuart W. Cragin, Jr.          Trustee                    March 5, 1996
------------------------------
    Stuart W. Cragin, Jr.

/s/ Irv Thode                      Trustee                    March 5, 1996
------------------------------
    Irv Thode

/s/ H. Richard Vartabedian         President                  March 5, 1996
------------------------------     and Trustee
    H. Richard Vartabedian

/s/ Martin R. Dean                 Treasurer and              March 5, 1996
------------------------------     Principal Financial
    Martin R. Dean                 Officer

                                   SIGNATURES

International Equity Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of Mutual Fund Group to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, on the 5th day of March, 1996.

                                             INTERNATIONAL EQUITY PORTFOLIO


                                             /s/ H. Richard Vartabedian
                                             ----------------------------------
                                             H. Richard Vartabedian
                                                    Chairman

This amendment to the Registration Statement on Form N-1A of Mutual Fund Group has been signed below by the following persons in the capacities and on the dates indicated.

        Signatures                 Title                      Date
        ----------                 -----                      ----

/s/ H. Richard Vartabedian         Chairman                   March 5,1996
------------------------------     and Trustee
    H. Richard Vartabedian


/s/ Stuart W. Cragin, Jr.          Trustee                    March 5, 1996
------------------------------
    Stuart W. Cragin, Jr.


/s/ Fergus Reid, III               Trustee                    March 5, 1996
------------------------------
    Fergus Reid, III


/s/ Irving L. Thode                Trustee                    March 5, 1996
------------------------------
    Irving L. Thode


/s/ William J. Armstrong           Trustee                    March 5, 1996
------------------------------
    William J. Armstrong

                                   SIGNATURES

Capital Growth Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of Mutual Fund Group to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, on the 5th day of March, 1996.

                                                  CAPITAL GROWTH PORTFOLIO


                                                  /s/ H. Richard Vartabedian
                                                  -----------------------------
                                                  H. Richard Vartabedian
                                                          Chairman

This Post-Effective Amendment to the Registration Statement on Form N-1A of Mutual Fund Group has been signed below by the following persons in the capacities and on the dates indicated.

        Signatures                 Title                      Date
        ----------                 -----                      ----

/s/ H. Richard Vartabedian         Chairman                   March 5, 1996
----------------------------       and Trustee
    H. Richard Vartabedian


/s/ Stuart W. Cragin               Trustee                    March 5, 1996
------------------------------
    Stuart W. Cragin, Jr.


/s/ Fergus Reid, III               Trustee                    March 5, 1996
------------------------------
    Fergus Reid, III


/s/ Irving L. Thode                Trustee                    March 5, 1996
------------------------------
    Irving L. Thode


/s/ Joseph J. Harkins              Trustee                    March 5, 1996
------------------------------
    Joseph J. Harkins

                                   SIGNATURES

Global Fixed Income Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of Mutual Fund Group to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, on the 5th day of March, 1996.

                                                GLOBAL FIXED INCOME PORTFOLIO


                                                /s/ H. Richard Vartabedian
                                                -------------------------------
                                                H. Richard Vartabedian
                                                        Chairman

This Post-Effective Amendment to the Registration Statement on Form N-1A of Mutual Fund Group has been signed below by the following persons in the capacities and on the dates indicated.

        Signatures                 Title                      Date
        ----------                 -----                      ----

/s/ H. Richard Vartabedian         Chairman                    March 5, 1996
----------------------------       and Trustee
    H. Richard Vartabedian


/s/ Stuart W. Cragin, Jr.          Trustee                     March 5, 1996
----------------------------
    Stuart W. Cragin, Jr.


/s/ Fergus Reid, III               Trustee                     March 5, 1996
----------------------------
    Fergus Reid, III


/s/ Irving L. Thode                Trustee                     March 5, 1996
----------------------------
    Irving L. Thode


/s/ John R. H. Blum                Trustee                     March 5, 1996
----------------------------
    John R. H. Blum

                                   SIGNATURES

Growth and Income Portfolio has duly caused this Post-Effective Amendment to the Registration Statement of Mutual Fund Group to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, on the 5th day of March, 1996.

                                                 GROWTH AND INCOME PORTFOLIO


                                                 /s/ H. Richard Vartabedian
                                                 ------------------------------
                                                 H. Richard Vartabedian
                                                         Chairman

This Post-Effective Amendment to the Registration Statement on Form N-1A of Mutual Fund Group has been signed below by the following persons in the capacities and on the dates indicated.

        Signatures                 Title                      Date
        ----------                 -----                      ----

/s/ H. Richard Vartabedian         Chairman                    March 5, 1996
------------------------------     and Trustee
    H. Richard Vartabedian


/s/ Stuart W. Cragin, Jr.          Trustee                     March 5, 1996
------------------------------
    Stuart W. Cragin, Jr.


/s/ Fergus Reid, III               Trustee                     March 5, 1996
------------------------------
    Fergus Reid, III


/s/ Irving L. Thode                Trustee                     March 5, 1996
------------------------------
    Irving L. Thode


/s/ Richard E. Ten Haken           Trustee                     March 5, 1996
---------------------------
    Richard E. Ten Haken

                                  EXHIBIT INDEX


Exhibit
Number
-------

11(a)      Consent of Price Waterhouse, LLP.
11(b)      Consent of KPMG Peat Marwick, LLP.




                                      C-13